DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2026
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2070 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
Dimensional VA U.S. Targeted Value Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
BAM	Build America Mutual
CPI	Consumer Price Index
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
REIT	Real Estate Investment Trust
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NZD	New Zealand Dollars
USD	United States Dollars

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Ɏ	Represents 7 Day subsidized yield as of 7/31/26
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of July 31, 2026.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
Δ	Zero Coupon Security.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

CONTINUED
††	Security valued using significant unobservable inputs (Level 3).

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (53.8%)
U.S. Large Company Portfolio	1,297,665	$64,545,845
U.S. Core Equity 1 Portfolio	1,157,981	64,152,153
TOTAL DOMESTIC EQUITIES		128,697,998
INTERNATIONAL EQUITIES — (21.0%)
Large Cap International Portfolio	589,898	22,705,181
Emerging Markets Core Equity 2 Portfolio	490,113	16,129,614
International Core Equity 2 Portfolio	506,609	11,378,436
TOTAL INTERNATIONAL EQUITIES		50,213,231
FIXED INCOME (DOMESTIC) — (5.8%)
DFA LTIP Portfolio	2,902,153	13,727,187
FIXED INCOME (INTERNATIONAL) — (19.4%)
DFA Two-Year Global Fixed Income Portfolio	2,371,437	23,216,366
DFA Short-Term Extended Quality Portfolio	2,237,773	23,205,707
TOTAL FIXED INCOME (INTERNATIONAL)		46,422,073
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $147,454,925)^^		$239,060,489
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$239,060,489	—	—	$239,060,489
Total Investments in Securities	$239,060,489	—	—	$239,060,489

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (63.3%)
U.S. Core Equity 1 Portfolio	1,269,616	$70,336,702
U.S. Large Company Portfolio	1,412,024	70,234,090
TOTAL DOMESTIC EQUITIES		140,570,792
INTERNATIONAL EQUITIES — (24.9%)
Large Cap International Portfolio	646,747	24,893,277
Emerging Markets Core Equity 2 Portfolio	543,177	17,875,968
International Core Equity 2 Portfolio	552,153	12,401,345
TOTAL INTERNATIONAL EQUITIES		55,170,590
FIXED INCOME (INTERNATIONAL) — (11.8%)
DFA Two-Year Global Fixed Income Portfolio	1,340,771	13,126,150
DFA Short-Term Extended Quality Portfolio	1,265,287	13,121,026
TOTAL FIXED INCOME (INTERNATIONAL)		26,247,176
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $129,032,943)		$221,988,558
MONEY MARKET FUNDS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.620% (Cost $50,503)	50,503	50,503
TOTAL INVESTMENTS — (100.0%) (Cost $129,083,446)^^		$222,039,061
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$221,988,558	—	—	$221,988,558
Money Market Funds	50,503	—	—	50,503
Total Investments in Securities	$222,039,061	—	—	$222,039,061

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (68.1%)
U.S. Large Company Portfolio	1,103,878	$54,906,909
U.S. Core Equity 1 Portfolio	985,251	54,582,870
TOTAL DOMESTIC EQUITIES		109,489,779
INTERNATIONAL EQUITIES — (26.8%)
Large Cap International Portfolio	504,651	19,424,004
Emerging Markets Core Equity 2 Portfolio	426,135	14,024,121
International Core Equity 2 Portfolio	431,635	9,694,518
TOTAL INTERNATIONAL EQUITIES		43,142,643
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Short-Term Extended Quality Portfolio	383,394	3,975,795
DFA Two-Year Global Fixed Income Portfolio	405,898	3,973,743
TOTAL FIXED INCOME (INTERNATIONAL)		7,949,538
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $98,004,245)		$160,581,960
MONEY MARKET FUNDS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.620% (Cost $126,449)	126,449	126,449
TOTAL INVESTMENTS — (100.0%) (Cost $98,130,694)^^		$160,708,409
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$160,581,960	—	—	$160,581,960
Money Market Funds	126,449	—	—	126,449
Total Investments in Securities	$160,708,409	—	—	$160,708,409

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (68.1%)
U.S. Large Company Portfolio	954,512	$47,477,438
U.S. Core Equity 1 Portfolio	851,841	47,191,953
TOTAL DOMESTIC EQUITIES		94,669,391
INTERNATIONAL EQUITIES — (26.8%)
Large Cap International Portfolio	436,487	16,800,376
Emerging Markets Core Equity 2 Portfolio	367,963	12,109,685
International Core Equity 2 Portfolio	373,395	8,386,452
TOTAL INTERNATIONAL EQUITIES		37,296,513
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Short-Term Extended Quality Portfolio	331,793	3,440,693
DFA Two-Year Global Fixed Income Portfolio	351,271	3,438,944
TOTAL FIXED INCOME (INTERNATIONAL)		6,879,637
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $86,966,690)		$138,845,541
MONEY MARKET FUNDS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.620% (Cost $86,237)	86,237	86,237
TOTAL INVESTMENTS — (100.0%) (Cost $87,052,927)^^		$138,931,778
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$138,845,541	—	—	$138,845,541
Money Market Funds	86,237	—	—	86,237
Total Investments in Securities	$138,931,778	—	—	$138,931,778

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (68.2%)
U.S. Large Company Portfolio	384,884	$19,144,163
U.S. Core Equity 1 Portfolio	343,414	19,025,121
TOTAL DOMESTIC EQUITIES		38,169,284
INTERNATIONAL EQUITIES — (26.8%)
Large Cap International Portfolio	175,891	6,770,053
Emerging Markets Core Equity 2 Portfolio	147,705	4,860,970
International Core Equity 2 Portfolio	150,457	3,379,252
TOTAL INTERNATIONAL EQUITIES		15,010,275
FIXED INCOME (INTERNATIONAL) — (4.9%)
DFA Two-Year Global Fixed Income Portfolio	141,567	1,385,943
DFA Short-Term Extended Quality Portfolio	133,588	1,385,303
TOTAL FIXED INCOME (INTERNATIONAL)		2,771,246
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $41,333,146)		$55,950,805
MONEY MARKET FUNDS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.620% (Cost $32,565)	32,565	32,565
TOTAL INVESTMENTS — (100.0%) (Cost $41,365,711)^^		$55,983,370
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$55,950,805	—	—	$55,950,805
Money Market Funds	32,565	—	—	32,565
Total Investments in Securities	$55,983,370	—	—	$55,983,370

Dimensional 2070 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (68.5%)
U.S. Large Company Portfolio	6,700	$333,280
U.S. Core Equity 1 Portfolio	6,002	332,494
TOTAL DOMESTIC EQUITIES		665,774
INTERNATIONAL EQUITIES — (26.6%)
Large Cap International Portfolio	3,035	116,804
Emerging Markets Core Equity 2 Portfolio	2,505	82,456
International Core Equity 2 Portfolio	2,631	59,085
TOTAL INTERNATIONAL EQUITIES		258,345
FIXED INCOME (INTERNATIONAL) — (4.9%)
DFA Short-Term Extended Quality Portfolio	2,325	24,115
DFA Two-Year Global Fixed Income Portfolio	2,403	23,524
TOTAL FIXED INCOME (INTERNATIONAL)		47,639
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $865,366)^^		$971,758
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$971,758	—	—	$971,758
Total Investments in Securities	$971,758	—	—	$971,758
8

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (16.9%)
U.S. Core Equity 1 Portfolio	32,111	$1,778,934
U.S. Large Company Portfolio	35,718	1,776,618
TOTAL DOMESTIC EQUITIES		3,555,552
INTERNATIONAL EQUITIES — (6.7%)
Large Cap International Portfolio	16,387	630,717
Emerging Markets Core Equity 2 Portfolio	13,989	460,383
International Core Equity 2 Portfolio	14,159	318,016
TOTAL INTERNATIONAL EQUITIES		1,409,116
FIXED INCOME (DOMESTIC) — (76.3%)
DFA Inflation-Protected Securities Portfolio	1,459,383	15,994,841
DFA One-Year Fixed Income Portfolio	7,679	78,558
TOTAL FIXED INCOME (DOMESTIC)		16,073,399
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $18,154,281)		$21,038,067

MONEY MARKET FUNDS — (0.1%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.620% (Cost $18,191)	18,191	18,191
TOTAL INVESTMENTS — (100.0%) (Cost $18,172,472)^^		$21,056,258
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$21,038,067	—	—	$21,038,067
Money Market Funds	18,191	—	—	18,191
Total Investments in Securities	$21,056,258	—	—	$21,056,258

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (18.1%)
U.S. Large Company Portfolio	90,159	$4,484,521
U.S. Core Equity 1 Portfolio	80,539	4,461,854
TOTAL DOMESTIC EQUITIES		8,946,375
INTERNATIONAL EQUITIES — (7.0%)
Large Cap International Portfolio	40,833	1,571,639
Emerging Markets Core Equity 2 Portfolio	33,761	1,111,083
International Core Equity 2 Portfolio	35,001	786,117
TOTAL INTERNATIONAL EQUITIES		3,468,839
FIXED INCOME (DOMESTIC) — (74.9%)
DFA Inflation-Protected Securities Portfolio	2,970,891	32,560,968
DFA LTIP Portfolio	946,975	4,479,192
TOTAL FIXED INCOME (DOMESTIC)		37,040,160
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $43,195,645)^^		$49,455,374
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$49,455,374	—	—	$49,455,374
Total Investments in Securities	$49,455,374	—	—	$49,455,374

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (18.1%)
U.S. Large Company Portfolio	187,287	$9,315,661
U.S. Core Equity 1 Portfolio	167,981	9,306,126
TOTAL DOMESTIC EQUITIES		18,621,787
INTERNATIONAL EQUITIES — (7.0%)
Large Cap International Portfolio	84,967	3,270,396
Emerging Markets Core Equity 2 Portfolio	70,288	2,313,172
International Core Equity 2 Portfolio	72,864	1,636,526
TOTAL INTERNATIONAL EQUITIES		7,220,094
FIXED INCOME (DOMESTIC) — (74.9%)
DFA Inflation-Protected Securities Portfolio	5,330,531	58,422,618
DFA LTIP Portfolio	3,926,365	18,571,705
TOTAL FIXED INCOME (DOMESTIC)		76,994,323
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $91,427,128)^^		$102,836,204
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$102,836,204	—	—	$102,836,204
Total Investments in Securities	$102,836,204	—	—	$102,836,204

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (24.8%)
U.S. Large Company Portfolio	368,313	$18,319,909
U.S. Core Equity 1 Portfolio	329,899	18,276,390
TOTAL DOMESTIC EQUITIES		36,596,299
INTERNATIONAL EQUITIES — (9.7%)
Large Cap International Portfolio	167,227	6,436,570
Emerging Markets Core Equity 2 Portfolio	138,950	4,572,858
International Core Equity 2 Portfolio	143,783	3,229,354
TOTAL INTERNATIONAL EQUITIES		14,238,782
FIXED INCOME (DOMESTIC) — (61.9%)
DFA Inflation-Protected Securities Portfolio	4,448,240	48,752,713
DFA LTIP Portfolio	8,999,947	42,569,750
TOTAL FIXED INCOME (DOMESTIC)		91,322,463
FIXED INCOME (INTERNATIONAL) — (3.6%)
DFA Two-Year Global Fixed Income Portfolio	272,412	2,666,909
DFA Short-Term Extended Quality Portfolio	257,056	2,665,675
TOTAL FIXED INCOME (INTERNATIONAL)		5,332,584
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $126,323,240)^^		$147,490,128
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$147,490,128	—	—	$147,490,128
Total Investments in Securities	$147,490,128	—	—	$147,490,128

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (34.5%)
U.S. Large Company Portfolio	655,282	$32,593,702
U.S. Core Equity 1 Portfolio	586,926	32,515,715
TOTAL DOMESTIC EQUITIES		65,109,417
INTERNATIONAL EQUITIES — (13.4%)
Large Cap International Portfolio	296,739	11,421,504
Emerging Markets Core Equity 2 Portfolio	245,052	8,064,661
International Core Equity 2 Portfolio	254,141	5,708,007
TOTAL INTERNATIONAL EQUITIES		25,194,172
FIXED INCOME (DOMESTIC) — (43.2%)
DFA LTIP Portfolio	13,224,630	62,552,499
DFA Inflation-Protected Securities Portfolio	1,737,202	19,039,735
TOTAL FIXED INCOME (DOMESTIC)		81,592,234
FIXED INCOME (INTERNATIONAL) — (8.9%)
DFA Short-Term Extended Quality Portfolio	809,542	8,394,952
DFA Two-Year Global Fixed Income Portfolio	857,453	8,394,463
TOTAL FIXED INCOME (INTERNATIONAL)		16,789,415
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $153,043,438)^^		$188,685,238
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$188,685,238	—	—	$188,685,238
Total Investments in Securities	$188,685,238	—	—	$188,685,238

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (44.3%)
U.S. Large Company Portfolio	890,781	$44,307,478
U.S. Core Equity 1 Portfolio	797,862	44,201,536
TOTAL DOMESTIC EQUITIES		88,509,014
INTERNATIONAL EQUITIES — (17.3%)
Large Cap International Portfolio	405,193	15,595,865
Emerging Markets Core Equity 2 Portfolio	338,216	11,130,696
International Core Equity 2 Portfolio	349,406	7,847,664
TOTAL INTERNATIONAL EQUITIES		34,574,225
FIXED INCOME (DOMESTIC) — (24.2%)
DFA LTIP Portfolio	10,233,227	48,403,161
FIXED INCOME (INTERNATIONAL) — (14.2%)
DFA Two-Year Global Fixed Income Portfolio	1,443,432	14,131,202
DFA Short-Term Extended Quality Portfolio	1,362,067	14,124,635
TOTAL FIXED INCOME (INTERNATIONAL)		28,255,837
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $133,853,254)^^		$199,742,237
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$199,742,237	—	—	$199,742,237
Total Investments in Securities	$199,742,237	—	—	$199,742,237

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (86.9%)
AUSTRALIA — (5.3%)
Amcor U.K. Finance PLC
	3.200%, 11/17/29	EUR	280	$319,013
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	600	645,255
	2.000%, 07/15/30	EUR	1,810	1,959,126
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.680%, FRN, 4.342%, 07/16/27		6,000	6,019,968
(r)	SOFR + 0.680%, FRN, 4.342%, 07/16/27		1,700	1,705,658
(r)Ω	SOFR + 0.650%, FRN, 4.305%, 09/30/27		8,176	8,201,338
(r)Ω	SOFR + 0.590%, FRN, 4.238%, 12/08/28		11,000	11,032,373
(r)Ω	SOFR + 0.850%, FRN, 4.502%, 12/16/29		500	505,422
(r)Ω	SOFR + 0.680%, FRN, 4.328%, 12/08/30		1,861	1,867,611
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	200	214,590
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.640%, FRN, 4.291%, 03/14/28		2,400	2,409,553
(r)	SOFR + 0.640%, FRN, 4.291%, 03/14/28		33	33,131
(r)Ω	SOFR + 0.810%, FRN, 4.461%, 03/14/30		1,778	1,793,520
(r)	SOFR + 0.780%, FRN, 4.435%, 10/01/30		3,942	3,982,453
(r)Ω	SOFR + 0.780%, FRN, 4.435%, 10/01/30		2,400	2,424,629
Glencore Funding LLC
Ω	4.000%, 03/27/27		2,000	1,994,377
(r)Ω	SOFR + 1.060%, FRN, 4.715%, 04/04/27		5,000	5,020,308
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
#Ω	5.371%, 04/04/29		800	$809,907
Macquarie Bank Ltd.
(r)Ω	SOFR + 1.200%, FRN, 4.848%, 12/07/26		12,620	12,660,384
(r)Ω	SOFR + 0.920%, FRN, 4.575%, 07/02/27		3,440	3,456,884
(r)Ω	SOFR + 0.480%, FRN, 4.147%, 02/03/28		800	800,940
#Ω	4.331%, 06/12/28		1,000	995,513
(r)Ω	SOFR + 0.740%, FRN, 4.390%, 06/12/28		4,385	4,407,096
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	340	407,070
National Australia Bank Ltd.
(r)Ω	SOFR + 0.650%, FRN, 4.301%, 06/13/28		2,400	2,409,589
	3.850%, 12/13/28		1,500	1,476,323
(r)Ω	SOFR + 0.530%, FRN, 4.181%, 12/13/28		6,300	6,305,733
#	4.901%, 01/14/30		8,900	8,982,426
#(r)Ω	SOFR + 0.680%, FRN, 4.336%, 01/13/31		10,095	10,128,311
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	2,250	2,395,941
Toyota Finance Australia Ltd.
	3.386%, 03/18/30	EUR	150	172,430
Vicinity Centres Trust
	1.125%, 11/07/29	EUR	2,000	2,131,803
Westpac Banking Corp.
	1.953%, 11/20/28		235	222,095
(r)	SOFR + 0.810%, FRN, 4.472%, 04/16/29		9,000	9,065,064
(r)	SOFR + 0.820%, FRN, 4.475%, 07/01/30		4,681	4,720,251
TOTAL AUSTRALIA				121,676,085
BELGIUM — (0.4%)
Belfius Bank SA
	3.375%, 05/28/30	EUR	6,700	7,653,117

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
KBC Group NV
	0.750%, 01/24/30	EUR	400	$422,114
TOTAL BELGIUM				8,075,231
CANADA — (7.0%)
Bank of Montreal
	5.511%, 06/04/31		4,000	4,084,686
Bank of Nova Scotia
(r)	SOFR + 1.080%, FRN, 4.747%, 08/01/29		2,000	2,019,926
	5.450%, 08/01/29		400	408,342
British Columbia Investment Management Corp.
	3.400%, 06/02/30	CAD	9,800	6,995,586
Brookfield Finance, Inc.
	4.850%, 03/29/29		100	99,860
Canada Housing Trust No. 1
Ω	4.250%, 12/15/28	CAD	2,200	1,612,339
Ω	2.850%, 06/15/30	CAD	5,900	4,145,172
Ω	1.400%, 03/15/31	CAD	19,100	12,493,036
Canadian Imperial Bank of Commerce
	3.807%, 07/09/29	EUR	351	409,580
Canadian National Railway Co.
	4.600%, 05/02/29	CAD	1,400	1,025,585
Canadian Natural Resources Ltd.
	5.000%, 12/15/29		7,930	7,974,632
CDP Financial, Inc.
	3.950%, 09/01/29	CAD	2,000	1,455,448
	3.875%, 01/22/31		17,094	16,626,370
CPPIB Capital, Inc.
	3.875%, 02/15/31		21,700	21,141,318
Ω	3.875%, 02/15/31		8,000	7,794,034
Element Fleet Management Corp.
Ω	4.641%, 11/24/30		90	88,160
Enbridge, Inc.
	3.125%, 11/15/29		630	597,867
Export Development Canada
(r)	SOFR + 0.330%, FRN, 3.959%, 08/01/28		5,040	5,051,013
	3.875%, 08/08/30	NZD	4,500	2,615,412
Federation des Caisses Desjardins du Quebec
#Ω	5.250%, 04/26/29		1,160	1,172,851
	3.467%, 09/05/29	EUR	1,200	1,384,896
Ω	5.021%, 05/27/31		3,700	3,686,672
Honda Canada Finance, Inc.
	4.900%, 06/04/29	CAD	1,000	735,806
	3.539%, 09/23/30	CAD	1,400	981,723
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Hydro-Quebec
	2.000%, 09/01/28	CAD	9,100	$6,354,907
Ontario Teachers' Finance Trust
	4.150%, 11/01/29	CAD	1,100	804,930
	1.250%, 09/27/30		3,502	3,074,363
Province of Ontario
	4.000%, 03/08/29	CAD	5,700	4,153,354
	2.950%, 09/08/30	CAD	3,300	2,317,545
	1.350%, 12/02/30	CAD	10,000	6,555,552
Province of Quebec
	2.750%, 09/01/28	CAD	800	567,519
	1.900%, 09/01/30	CAD	5,000	3,370,475
	Rio Tinto Alcan, Inc.
	7.250%, 03/15/31		8,768	9,560,241
	Rogers Communications, Inc.
	3.250%, 05/01/29	CAD	1,300	915,374
Toronto-Dominion Bank
	4.680%, 01/08/29	CAD	7,600	5,561,171
	4.994%, 04/05/29		930	935,897
#	4.783%, 12/17/29		800	800,852
	1.952%, 04/08/30	EUR	4,600	5,011,761
Toyota Credit Canada, Inc.
	5.160%, 07/12/28	CAD	1,400	1,029,869
	4.440%, 06/27/29	CAD	900	655,651
	3.740%, 05/21/30	CAD	2,700	1,918,688
	3.650%, 08/19/30	CAD	1,900	1,342,341
	3.460%, 02/24/31	CAD	1,100	768,262
	TOTAL CANADA			160,299,066
DENMARK — (0.8%)
	Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	2,200	2,509,094
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	2,280	2,656,164
	3.375%, 01/10/30	EUR	3,070	3,515,397
	3.625%, 07/24/30	EUR	6,290	7,229,084
	Orsted AS
	3.750%, 03/01/30	EUR	3,000	3,472,140
	TOTAL DENMARK			19,381,879
FINLAND — (1.2%)
	Fingrid OYJ
	2.750%, 12/04/29	EUR	380	430,183
	Neste OYJ
	3.750%, 03/20/30	EUR	1,554	1,802,956
Nordea Bank Abp
(r)	SOFR + 0.740%, FRN, 4.391%, 03/19/27		3,900	3,910,375
	2.750%, 05/02/30	EUR	8,700	9,827,141
(r)Ω	SOFR + 0.830%, FRN, 4.477%, 08/28/30		4,660	4,702,490
	OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	4,709	4,953,023

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FINLAND — (Continued)
Stora Enso OYJ
	4.250%, 09/01/29	EUR	1,920	$2,257,168
Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	600	716,499
TOTAL FINLAND				28,599,835
FRANCE — (3.9%)
Abertis France SAS
	3.375%, 04/21/29	EUR	2,100	2,411,895
	1.625%, 09/18/29	EUR	300	326,923
	4.250%, 03/18/30	EUR	300	352,508
	1.475%, 01/18/31	EUR	500	525,648
Aeroports de Paris SA
	2.750%, 04/02/30	EUR	400	450,417
Agence Francaise de Developpement EPIC
	0.500%, 05/25/30	EUR	900	931,620
APRR SA
	3.125%, 01/24/30	EUR	500	571,731
Ayvens SA
	3.875%, 07/16/29	EUR	3,800	4,427,986
	3.250%, 02/19/30	EUR	2,200	2,508,278
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	2,600	2,910,479
Ω	5.538%, 01/22/30		250	253,294
	4.375%, 05/02/30	EUR	1,000	1,179,922
	1.250%, 06/03/30	EUR	2,000	2,106,290
Ω	4.541%, 01/15/31		1,000	973,099
	3.125%, 03/11/31	EUR	2,200	2,477,493
BNP Paribas SA
Ω	3.500%, 11/16/27		782	771,645
Ω	4.400%, 08/14/28		400	396,186
	1.375%, 05/28/29	EUR	1,100	1,200,174
	3.625%, 09/01/29	EUR	1,000	1,156,371
BPCE SA
	3.875%, 01/11/29	EUR	1,300	1,514,184
Caisse d'Amortissement de la Dette Sociale
	3.125%, 03/01/30	EUR	400	459,936
Cie de Saint-Gobain SA
	3.375%, 04/08/30	EUR	600	689,465
Covivio SA
	1.625%, 06/23/30	EUR	800	859,579
Credit Agricole SA
#Ω	5.301%, 07/12/28		700	710,043
#	5.301%, 07/12/28		250	253,587
	4.125%, 03/07/30	EUR	2,500	2,950,748
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	700	760,061
	0.750%, 01/18/30	EUR	200	210,396
Edenred SE
	3.250%, 08/27/30	EUR	1,700	1,932,749
Electricite de France SA
	4.625%, 04/26/30	EUR	700	839,682
Engie SA
	3.625%, 01/11/30	EUR	300	348,037
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	3.875%, 01/06/31	EUR	200	$233,204
Gecina SA
	1.625%, 03/14/30	EUR	600	647,559
JCDecaux SE
	1.625%, 02/07/30	EUR	2,000	2,163,419
Kering SA
	3.125%, 11/27/29	EUR	400	456,145
	1.875%, 05/05/30	EUR	400	436,023
Klepierre SA
	2.000%, 05/12/29	EUR	300	333,501
La Banque Postale SA
	4.375%, 01/17/30	EUR	5,300	6,258,055
Orange SA
	1.875%, 09/12/30	EUR	300	324,853
	4.250%, 01/13/31		1,000	965,074
Pernod Ricard SA
	1.750%, 04/08/30	EUR	900	979,256
Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	2,700	2,839,757
	1.375%, 09/17/30	EUR	4,900	5,090,195
RCI Banque SA
	3.375%, 07/26/29	EUR	1,346	1,537,544
	4.875%, 10/02/29	EUR	2,390	2,840,298
	3.375%, 06/06/30	EUR	6,300	7,129,710
	3.875%, 09/30/30	EUR	2,300	2,644,016
Societe Generale SA
	1.750%, 03/22/29	EUR	500	551,801
	0.875%, 09/24/29	EUR	3,000	3,189,891
	1.250%, 06/12/30	EUR	2,800	2,959,661
Suez SACA
	2.375%, 05/24/30	EUR	4,800	5,297,620
Terega SA
	0.875%, 09/17/30	EUR	1,100	1,133,813
Unibail-Rodamco-Westfield SE
	3.500%, 09/11/29	EUR	300	345,536
	1.375%, 04/15/30	EUR	3,000	3,193,849
TOTAL FRANCE				89,011,206
GERMANY — (5.0%)
Amprion GmbH
	3.125%, 08/27/30	EUR	900	1,019,605
	3.162%, 01/15/31	EUR	1,000	1,130,123
Bayer AG
	4.250%, 08/26/29	EUR	330	390,126
	1.125%, 01/06/30	EUR	5,800	6,176,338
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	800	883,079
BMW Canada, Inc.
	3.700%, 09/05/29	CAD	700	497,398
BMW International Investment BV
	3.125%, 08/27/30	EUR	9,700	11,011,592
BMW U.S. Capital LLC
#Ω	4.900%, 04/02/29		400	400,028
Ω	5.050%, 03/21/30		500	500,043
Ω	4.150%, 04/09/30		2,400	2,326,243
Ω	4.500%, 08/11/30		1,000	979,452

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Ω	2.550%, 04/01/31		2,200	$1,963,673
Continental AG
	3.500%, 10/01/29	EUR	1,227	1,414,669
Daimler Truck Finance Canada, Inc.
	5.770%, 09/25/28	CAD	2,000	1,489,460
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.496%, 01/13/28		4,830	4,843,524
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	1,200	1,379,916
	4.000%, 05/21/30	EUR	1,000	1,169,152
Deutsche Post AG
	3.000%, 03/24/30	EUR	2,500	2,859,475
E.ON SE
	3.125%, 03/05/30	EUR	520	594,459
EMD Finance LLC
Ω	4.375%, 10/15/30		500	489,089
Fresenius Medical Care AG
	1.250%, 11/29/29	EUR	333	357,353
	1.500%, 05/29/30	EUR	1,110	1,186,688
	3.250%, 11/24/30	EUR	2,000	2,269,150
Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	1,300	1,565,594
Grand City Properties SA
	4.375%, 01/09/30	EUR	900	1,054,251
Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	2,403	2,756,183
Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	7,553	8,553,747
HOCHTIEF AG
	4.250%, 05/31/30	EUR	3,310	3,898,183
HOWOGE Wohnungsbaugesellschaft GmbH
	3.875%, 06/05/30	EUR	2,500	2,903,825
Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,300	1,466,139
Kreditanstalt fuer Wiederaufbau
	4.250%, 09/19/28	CAD	10,700	7,819,774
Mercedes-Benz Finance North America LLC
Ω	4.850%, 01/11/29		400	399,970
Ω	4.300%, 02/22/29		200	197,098
Ω	5.100%, 11/15/29		400	401,197
Ω	5.000%, 04/01/30		250	249,217
	8.500%, 01/18/31		2,500	2,835,904
#Ω	4.500%, 03/10/31		3,400	3,311,306
Siemens Financieringsmaatschappij NV
Ω	2.150%, 03/11/31		16,205	14,436,429
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Sixt SE
	3.250%, 01/22/30	EUR	700	$795,628
Traton Finance Luxembourg SA
	3.750%, 01/14/31	EUR	1,100	1,260,051
Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	1,400	1,457,269
Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	500	575,183
	3.875%, 09/10/30	EUR	1,600	1,847,345
Volkswagen Group of America Finance LLC
Ω	5.250%, 03/22/29		500	502,306
#Ω	4.600%, 06/08/29		500	494,045
	4.950%, 08/15/29		4,000	3,983,642
Ω	4.950%, 08/15/29		3,400	3,386,096
Ω	5.350%, 03/27/30		500	501,588
Vonovia SE
	2.125%, 03/22/30	EUR	500	548,403
	1.000%, 07/09/30	EUR	600	624,528
VW Credit Canada, Inc.
	3.810%, 11/19/30	CAD	1,100	775,811
TOTAL GERMANY				113,931,347
IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.625%, 09/10/29		350	346,905
Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,620	1,875,597
TOTAL IRELAND				2,222,502
ITALY — (1.0%)
AMCO - Asset Management Co. SpA
	3.250%, 04/02/30	EUR	3,400	3,883,260
Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	1,080	1,184,949
Banco BPM SpA
	3.375%, 01/21/30	EUR	2,160	2,478,905
Cassa Depositi e Prestiti SpA
	3.625%, 01/13/30	EUR	400	464,191
Eni SpA
	0.625%, 01/23/30	EUR	1,600	1,682,056
ERG SpA
	4.125%, 07/03/30	EUR	3,100	3,639,058
Iccrea Banca SpA
	3.375%, 01/30/30	EUR	800	916,883
Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	4,760	5,807,321

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
ITALY — (Continued)
Italgas SpA
	2.875%, 03/06/30	EUR	400	$451,205
	0.875%, 04/24/30	EUR	300	315,042
Snam SpA
	4.000%, 11/27/29	EUR	900	1,055,523
TOTAL ITALY				21,878,393
JAPAN — (3.1%)
Mitsubishi HC Finance America LLC
Ω	4.558%, 01/14/31		1,009	982,572
Mitsubishi UFJ Financial Group, Inc.
	3.741%, 03/07/29		1,600	1,563,065
	3.195%, 07/18/29		800	764,382
	2.559%, 02/25/30		500	460,355
	2.048%, 07/17/30		1,000	894,658
Mizuho Bank Ltd.
Ω	4.695%, 04/16/31		6,100	6,061,018
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,900	2,004,020
	0.797%, 04/15/30	EUR	5,000	5,231,643
	4.608%, 08/28/30	EUR	300	359,006
Nippon Life Insurance Co.
Ω	4.748%, 04/02/31		13,120	12,954,579
Nomura Holdings, Inc.
#	2.329%, 01/22/27		2,000	1,980,836
	5.605%, 07/06/29		400	406,581
	3.103%, 01/16/30		800	747,325
	3.459%, 05/28/30	EUR	3,500	3,999,317
	4.904%, 07/01/30		680	672,272
NTT Finance Corp.
Ω	4.876%, 07/16/30		2,825	2,794,974
(r)Ω	SOFR + 1.310%, FRN, 4.966%, 07/16/30		11,182	11,386,815
Ω	2.065%, 04/03/31		200	174,576
ORIX Corp.
	4.650%, 09/10/29		800	797,040
	4.450%, 09/09/30		500	489,203
	2.250%, 03/09/31		803	709,975
Sumitomo Mitsui Financial Group, Inc.
	1.902%, 09/17/28		800	754,986
(r)	SOFR + 1.170%, FRN, 4.825%, 07/09/29		6,200	6,257,636
#	5.316%, 07/09/29		800	810,511
	0.632%, 10/23/29	EUR	5,400	5,702,412
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	4.628%, 09/10/27		3,000	3,020,276
TOTAL JAPAN				71,980,033
			Face Amount^	Value†
			(000)
LUXEMBOURG — (0.3%)
	ArcelorMittal SA
	3.125%, 12/13/28	EUR	2,860	$3,279,672
Eurofins Scientific SE
	4.000%, 07/06/29	EUR	2,470	2,882,930
	4.750%, 09/06/30	EUR	400	477,979
	Prologis International Funding II SA
	3.625%, 03/07/30	EUR	130	149,890
	SELP Finance SARL
	0.875%, 05/27/29	EUR	560	599,901
	TOTAL LUXEMBOURG			7,390,372
NETHERLANDS — (2.2%)
ABN AMRO Bank NV
(r)Ω	SOFR + 0.750%, FRN, 4.406%, 07/07/28		500	502,580
	0.500%, 09/23/29	EUR	3,300	3,479,232
	4.250%, 02/21/30	EUR	7,600	8,977,965
Ω	4.197%, 02/26/31		2,380	2,304,408
	4.197%, 02/26/31		750	726,179
	ASN Bank NV
	4.875%, 03/07/30	EUR	1,500	1,799,510
	BNG Bank NV, SOFR + 1.000%, FRN
(r)	4.626%, 08/05/26		8,200	8,200,377
Cooperatieve Rabobank UA
(r)	SOFR + 0.410%, FRN, 4.068%, 01/14/28		5,000	5,001,488
	4.345%, 06/09/28		700	698,024
(r)	SOFR + 0.700%, FRN, 4.358%, 01/14/31		2,000	2,006,900
	CTP NV
	3.625%, 03/10/31	EUR	1,000	1,134,298
	ING Groep NV
	4.550%, 10/02/28		800	797,483
	JDE Peet's NV
	4.125%, 01/23/30	EUR	990	1,153,366
	Koninklijke Philips NV
	3.250%, 05/23/30	EUR	700	798,653
	NIBC Bank NV
	3.500%, 06/05/30	EUR	5,500	6,309,152
Sandoz Finance BV
	3.250%, 09/12/29	EUR	800	916,280
	4.220%, 04/17/30	EUR	2,200	2,592,948
Stedin Holding NV
	0.500%, 11/14/29	EUR	1,440	1,515,201
	2.375%, 06/03/30	EUR	1,200	1,333,423
	TOTAL NETHERLANDS			50,247,467

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NEW ZEALAND — (3.3%)
ASB Bank Ltd., SOFR + 0.900%, FRN
(r)	4.567%, 10/29/30		5,000	$5,045,870
New Zealand Government Bonds
	3.000%, 04/20/29	NZD	10,000	5,766,387
	4.500%, 05/15/30	NZD	95,600	57,289,642
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	5,300	2,920,829
	4.500%, 05/15/30	NZD	4,600	2,735,343
Westpac New Zealand Ltd.
	4.337%, 09/24/29	NZD	3,000	1,765,117
TOTAL NEW ZEALAND				75,523,188
NORWAY — (1.4%)
Aker BP ASA
Ω	3.750%, 01/15/30		2,600	2,495,310
Ω	4.000%, 01/15/31		3,000	2,865,503
Equinor ASA
	3.625%, 09/10/28		400	393,237
Ω	6.500%, 12/01/28		4,029	4,199,232
	4.500%, 09/03/30		2,500	2,477,478
Kommunalbanken AS, SOFR + 0.400%, FRN
(r)Ω	4.047%, 03/03/28		13,200	13,234,106
Statnett SF
	1.250%, 04/26/30	EUR	2,500	2,670,352
Var Energi ASA
	5.500%, 05/04/29	EUR	210	253,327
Ω	5.875%, 05/22/30		2,960	3,020,514
	3.875%, 03/12/31	EUR	440	506,124
TOTAL NORWAY				32,115,183
SINGAPORE — (1.2%)
DBS Group Holdings Ltd.
(r)Ω	SOFR + 0.600%, FRN, 4.252%, 03/21/28		20,000	20,063,702
(r)	SOFR + 0.650%, FRN, 4.302%, 03/21/30		5,000	5,030,500
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.011%, 08/20/27		3,210	3,211,926
TOTAL SINGAPORE				28,306,128
SPAIN — (1.6%)
Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	4,600	5,217,310
Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	7,700	8,847,064
Amadeus IT Group SA
	3.375%, 03/25/30	EUR	400	456,675
			Face Amount^	Value†
			(000)
SPAIN — (Continued)
Banco Bilbao Vizcaya Argentaria SA
	3.625%, 06/07/30	EUR	1,000	$1,161,432
	3.125%, 07/15/30	EUR	200	227,446
Banco Santander SA
	5.588%, 08/08/28		800	812,218
	5.565%, 01/17/30		1,000	1,016,255
	Cellnex Finance Co. SA
	3.000%, 01/19/31	EUR	800	893,734
	Cellnex Telecom SA
	1.875%, 06/26/29	EUR	1,100	1,213,227
	Colonial SFL Socimi SA
	3.250%, 01/22/30	EUR	900	1,022,463
	Criteria Caixa SA
	3.500%, 10/02/29	EUR	1,400	1,617,024
	Naturgy Finance Iberia SA
	3.250%, 10/02/30	EUR	2,700	3,072,896
	Repsol E&P Capital Markets U.S. LLC
Ω	5.204%, 09/16/30		4,600	4,599,031
	Telefonica Emisiones SA
	4.103%, 03/08/27		3,339	3,325,840
	Werfen SA
	4.250%, 05/03/30	EUR	2,900	3,393,284
	TOTAL SPAIN			36,875,899
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.9%)
	Asian Development Bank, SOFR + 0.300%, FRN
(r)	3.952%, 06/20/28		20,230	20,267,473
	Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.250%, 08/16/27		2,000	2,008,984
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	3.350%, 05/21/29	AUD	2,500	1,682,726
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 3.961%, 02/20/28		4,770	4,781,925
(r)	SOFR + 0.300%, FRN, 3.931%, 02/16/29		17,200	17,234,201
Inter-American Development Bank
(r)	SOFR + 0.280%, FRN, 3.935%, 04/12/27		3,089	3,092,467

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.350%, FRN, 4.005%, 10/04/27		4,000	$4,009,440
(r)	SOFR + 0.350%, FRN, 4.005%, 10/05/28		3,000	3,010,325
(r)	SOFR + 0.300%, FRN, 3.930%, 02/15/29		20,000	20,026,800
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.025%, 01/12/27		1,400	1,401,458
(r)	SOFR + 0.430%, FRN, 4.061%, 08/19/27		9,525	9,553,575
International Finance Corp., SOFR + 0.360%, FRN
(r)	3.999%, 08/28/29		2,430	2,438,524
Nordic Investment Bank, SOFR + 0.290%, FRN
(r)	3.945%, 10/04/27		300	300,489
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				89,808,387
SWEDEN — (2.6%)
Autoliv, Inc.
	3.625%, 08/07/29	EUR	2,230	2,570,954
	3.000%, 10/29/30	EUR	4,630	5,171,680
Castellum AB
	4.125%, 12/10/30	EUR	2,600	3,005,953
Electrolux AB
	2.500%, 05/18/30	EUR	2,200	2,404,662
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	300	343,634
Molnlycke Holding AB
	0.875%, 09/05/29	EUR	870	927,039
Sagax AB
	3.375%, 01/26/31	EUR	191	214,061
Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	2,695	3,130,062
Skandinaviska Enskilda Banken AB
	3.375%, 03/19/30	EUR	5,000	5,743,385
Svenska Handelsbanken AB
Ω	4.375%, 05/23/28		470	469,093
Ω	4.375%, 06/11/29		5,000	4,963,809
	0.500%, 02/18/30	EUR	10,300	10,722,160
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
Swedbank AB
	2.875%, 04/30/29	EUR	1,200	$1,366,293
	3.250%, 09/24/29	EUR	6,107	7,007,602
Ω	4.898%, 03/30/31		4,200	4,170,383
Tele2 AB
	3.750%, 11/22/29	EUR	310	360,477
Volvo Treasury AB
	3.125%, 08/26/29	EUR	4,318	4,945,562
	3.000%, 05/20/30	EUR	2,800	3,181,726
TOTAL SWEDEN				60,698,535
SWITZERLAND — (0.2%)
ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,140	1,176,348
Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	1,410	1,529,074
Sika Capital BV
	3.750%, 05/03/30	EUR	2,057	2,392,340
Tyco Electronics Group SA
	4.500%, 02/09/31		500	492,527
TOTAL SWITZERLAND				5,590,289
UNITED KINGDOM — (2.9%)
BAE Systems PLC
Ω	5.250%, 03/26/31		500	506,304
BAT International Finance PLC
	2.250%, 01/16/30	EUR	3,900	4,318,440
Cadent Finance PLC
	0.625%, 03/19/30	EUR	2,600	2,701,213
CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	900	950,174
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	400	438,510
Diageo Capital PLC
	2.000%, 04/29/30		500	451,689
HSBC Holdings PLC
	4.950%, 03/31/30		4,000	4,006,508
IHG Finance LLC
	3.375%, 09/10/30	EUR	2,600	2,950,505
Imperial Brands Finance PLC
Ω	5.500%, 02/01/30		2,755	2,792,786
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	500	572,693
Lloyds Banking Group PLC
	3.750%, 01/11/27		1,070	1,067,372
	4.375%, 03/22/28		3,621	3,604,505
Lseg U.S. Fin Corp.
Ω	4.500%, 03/23/31		2,500	2,439,307

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
Motability Operations Group PLC
	4.000%, 01/17/30	EUR	6,340	$7,398,191
National Grid PLC
	0.553%, 09/18/29	EUR	1,800	1,898,432
Nationwide Building Society
Ω	5.127%, 07/29/29		400	402,591
	3.250%, 09/05/29	EUR	700	803,640
	3.000%, 03/03/30	EUR	9,089	10,308,715
NatWest Markets PLC
(r)	SOFR + 1.140%, FRN, 4.771%, 05/17/29		3,000	3,024,257
(r)Ω	SOFR + 1.140%, FRN, 4.771%, 05/17/29		1,000	1,008,086
	3.125%, 01/10/30	EUR	3,300	3,763,186
#Ω	4.412%, 11/06/30		250	244,015
Ω	4.893%, 03/27/31		9,550	9,461,713
Santander U.K. PLC
	3.346%, 03/25/30	EUR	700	802,755
WPP Finance 2013
	3.625%, 09/12/29	EUR	400	461,371
TOTAL UNITED KINGDOM				66,376,958
UNITED STATES — (39.5%)
3M Co.
	2.375%, 08/26/29		1,400	1,308,757
	1.750%, 05/15/30	EUR	150	162,735
7-Eleven, Inc.
Ω	1.800%, 02/10/31		975	843,684
Accenture Capital, Inc.
	4.050%, 10/04/29		15,525	15,211,564
AES Corp.
Ω	3.950%, 07/15/30		4,500	4,285,747
Aircastle Ltd.
Ω	5.950%, 02/15/29		400	408,252
Allstate Corp.
	5.050%, 06/24/29		600	604,963
Ally Financial, Inc.
	2.200%, 11/02/28		640	604,127
Alphabet, Inc.
(r)	SOFR + 0.520%, FRN, 4.151%, 11/15/28		11,525	11,581,410
	1.100%, 08/15/30		2,000	1,737,397
	4.100%, 02/15/31		6,400	6,204,161
	3.650%, 05/15/31	CAD	3,000	2,131,105
Amazon.com, Inc.
#	3.850%, 03/13/28		800	792,482
	4.250%, 03/13/31		25,900	25,123,626
	2.100%, 05/12/31		1,000	879,536
American Electric Power Co., Inc.
	2.300%, 03/01/30		200	182,875
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
American Honda Finance Corp.
(r)	SOFR + 0.770%, FRN, 4.420%, 03/12/27		1,000	$1,002,258
(r)	SOFR + 0.720%, FRN, 4.385%, 10/22/27		2,190	2,191,380
(r)	SOFR + 0.780%, FRN, 4.435%, 01/08/29		11,500	11,494,365
#	4.900%, 03/13/29		170	170,310
	4.400%, 09/05/29		400	394,231
	4.500%, 09/04/30		500	489,071
	5.850%, 10/04/30		500	513,993
	American National Group, Inc.
	5.750%, 10/01/29		7,350	7,444,079
American Tower Corp.
	5.200%, 02/15/29		7,000	7,057,636
	0.875%, 05/21/29	EUR	250	269,059
	3.800%, 08/15/29		360	349,300
	2.900%, 01/15/30		400	373,529
	3.900%, 05/16/30	EUR	1,300	1,514,064
American Water Capital Corp.
	3.450%, 06/01/29		326	315,109
	2.300%, 06/01/31		1,010	894,228
	Aon Corp.
	2.800%, 05/15/30		200	185,251
	Apple, Inc.
#	4.200%, 05/12/30		10,000	9,912,510
	Arrow Electronics, Inc.
	5.150%, 08/21/29		5,900	5,918,960
	Ascension Health
	4.294%, 11/15/30		2,500	2,441,344
AT&T, Inc.
	2.600%, 12/17/29	EUR	1,200	1,344,989
	3.150%, 06/01/30	EUR	2,797	3,172,177
Athene Holding Ltd.
#	6.150%, 04/03/30		3,000	3,091,098
	3.500%, 01/15/31		1,800	1,669,840
	Autodesk, Inc.
	2.850%, 01/15/30		400	373,293
Aviation Capital Group LLC
Ω	5.375%, 07/15/29		930	936,670
Ω	4.800%, 10/24/30		3,300	3,241,524
	Bank of New York Mellon Corp.
	3.850%, 04/26/29		355	348,215
	Best Buy Co., Inc.
	1.950%, 10/01/30		3,000	2,659,454
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	1,000	1,113,364
	Blackrock Finance, Inc.
	1.900%, 01/28/31		7,200	6,371,354
	Blackrock, Inc.
	4.700%, 03/14/29		400	401,708

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Boardwalk Pipelines LP
	3.400%, 02/15/31		844	$782,094
Boeing Co.
	3.200%, 03/01/29		400	384,626
	2.950%, 02/01/30		200	187,069
	BorgWarner, Inc.
	4.950%, 08/15/29		400	401,183
Boston Properties LP
	4.500%, 12/01/28		400	397,159
	3.400%, 06/21/29		10,600	10,165,279
	BP Capital Markets America, Inc.
	1.749%, 08/10/30		500	444,604
	Brixmor Operating Partnership LP
	3.900%, 03/15/27		800	796,949
Broadcom, Inc.
	4.600%, 07/15/30		1,000	982,168
	2.450%, 02/15/31		7,100	6,320,247
	Broadridge Financial Solutions, Inc.
	2.900%, 12/01/29		250	233,251
	Brown & Brown, Inc.
	2.375%, 03/15/31		200	176,275
	Brunswick Corp.
	5.850%, 03/18/29		5,100	5,198,006
Bunge Ltd. Finance Corp.
	4.550%, 08/04/30		16,189	15,957,313
	2.750%, 05/14/31		2,500	2,262,982
	Camden Property Trust
	3.150%, 07/01/29		800	766,212
	Capital One Financial Corp.
	3.750%, 03/09/27		5,000	4,982,661
	Capital One NA
	2.700%, 02/06/30		6,700	6,218,309
	Cardinal Health, Inc.
	4.500%, 09/15/30		1,120	1,101,476
	Cargill, Inc.
	3.875%, 04/24/30	EUR	400	467,303
	Carrier Global Corp.
	2.722%, 02/15/30		800	743,479
	Caterpillar Financial Services Corp., SOFR + 0.490%, FRN
(r)	4.130%, 02/23/29		8,500	8,493,626
	CDW LLC/CDW Finance Corp.
	5.100%, 03/01/30		1,300	1,286,597
	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
Ω	4.750%, 05/15/30		11,200	11,120,342
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Chevron USA, Inc.
(r) SOFR + 0.570%, FRN, 4.200%, 08/13/28		3,200	$3,216,969
# 4.687%, 04/15/30		15,000	14,995,199
4.300%, 10/15/30		7,000	6,904,012
Choice Hotels International, Inc.
3.700%, 12/01/29		1,050	1,007,352
Chubb INA Holdings LLC
0.875%, 12/15/29	EUR	1,500	1,591,882
Cigna Group
5.000%, 05/15/29		6,900	6,950,913
4.500%, 09/15/30		7,000	6,897,589
2.375%, 03/15/31		4,233	3,782,445
Cisco Systems, Inc.
4.750%, 02/24/30		3,000	3,000,968
Citizens Financial Group, Inc.
2.500%, 02/06/30		400	367,816
CNO Financial Group, Inc.
5.250%, 05/30/29		3,740	3,743,151
Colgate-Palmolive Co.
4.200%, 05/01/30		3,460	3,427,179
Comcast Corp.
2.650%, 02/01/30		5,000	4,611,577
3.400%, 04/01/30		1,000	941,990
1.950%, 01/15/31		10,528	9,192,313
Conagra Brands, Inc.
5.000%, 08/01/30		6,180	6,110,967
8.250%, 09/15/30		2,878	3,195,216
ConocoPhillips Co.
4.700%, 01/15/30		600	598,259
Constellation Energy Generation LLC
# 3.750%, 03/01/31		3,900	3,687,987
Crown Castle, Inc.
2.900%, 03/15/27		8,000	7,925,551
4.900%, 09/01/29		800	797,764
CVS Health Corp.
5.400%, 06/01/29		2,800	2,844,489
5.125%, 02/21/30		800	804,105
1.750%, 08/21/30		5,000	4,407,945
Danaher Corp.
2.500%, 03/30/30	EUR	3,500	3,914,617
Darden Restaurants, Inc.
4.550%, 10/15/29		2,000	1,978,799
Digital Dutch Finco BV
1.250%, 02/01/31	EUR	420	432,453
Dollar General Corp.
3.500%, 04/03/30		1,300	1,232,253
Dow Chemical Co.
2.100%, 11/15/30		1,100	967,741
4.800%, 01/15/31		2,600	2,555,066
DR Horton, Inc.
4.850%, 10/15/30		6,000	5,971,180

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
DXC Technology Co.
	1.800%, 09/15/26		8,611	$8,586,360
Eastman Chemical Co.
	4.500%, 02/20/31		5,100	4,956,348
Eaton Capital ULC
	0.577%, 03/08/30	EUR	485	507,258
Eaton Corp.
	4.200%, 03/06/31		500	484,918
Edison International
	5.450%, 06/15/29		500	503,534
	6.950%, 11/15/29		2,700	2,807,325
	4.800%, 03/15/31		250	241,744
Elevance Health, Inc.
#	5.150%, 06/15/29		400	403,834
	2.550%, 03/15/31		10,000	8,996,327
Eli Lilly & Co.
#(r)	SOFR + 0.530%, FRN, 4.191%, 10/15/28		7,120	7,140,016
	4.750%, 02/12/30		3,000	3,008,202
Energy Transfer LP
	4.150%, 09/15/29		200	195,773
	6.400%, 12/01/30		3,100	3,253,451
Enterprise Products Operating LLC
	3.125%, 07/31/29		800	766,494
EPR Properties
	3.750%, 08/15/29		2,400	2,302,648
	4.750%, 11/15/30		500	486,471
Equifax, Inc.
	4.800%, 09/15/29		500	498,186
ERAC USA Finance LLC
Ω	4.700%, 04/30/31		6,290	6,209,751
Estee Lauder Cos., Inc.
	2.375%, 12/01/29		3,400	3,145,767
	1.950%, 03/15/31		2,100	1,839,878
Eversource Energy
	4.250%, 04/01/29		400	394,904
Ferguson Enterprises, Inc.
	4.350%, 03/15/31		1,500	1,460,253
Fidelity National Financial, Inc.
	2.450%, 03/15/31		50	44,004
Fidelity National Information Services, Inc.
(r)	SOFR + 1.210%, FRN, 4.860%, 03/10/29		5,000	5,016,016
	2.000%, 05/21/30	EUR	2,180	2,363,829
	4.800%, 03/10/31		2,000	1,964,688
Fiserv, Inc.
	2.250%, 06/01/27		3,000	2,945,584
	3.500%, 07/01/29		800	767,341
	4.550%, 02/15/31		2,243	2,171,879
	5.350%, 03/15/31		170	169,878
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,250	$1,154,937
Flex Ltd.
	4.875%, 06/15/29		375	373,734
Fortive Corp.
	3.700%, 08/15/29	EUR	1,200	1,390,514
GATX Corp.
	3.850%, 03/30/27		850	846,629
General Mills, Inc.
	4.875%, 01/30/30		200	199,441
General Motors Financial Co., Inc.
(r)	SOFR + 1.040%, FRN, 4.682%, 02/26/27		3,000	3,006,218
(r)	SOFR + 1.350%, FRN, 4.977%, 05/08/27		1,600	1,607,575
(r)	SOFR + 1.050%, FRN, 4.711%, 07/15/27		528	529,151
	6.000%, 01/09/28		1,800	1,829,028
	5.800%, 01/07/29		320	326,512
	4.300%, 04/06/29		310	305,034
	4.900%, 10/06/29		310	309,703
	5.350%, 01/07/30		310	312,710
	4.000%, 07/10/30	EUR	5,420	6,313,492
	5.750%, 02/08/31		440	449,052
Georgia-Pacific LLC
Ω	4.400%, 06/30/28		1,100	1,094,981
Global Payments, Inc.
	2.150%, 01/15/27		5,000	4,949,751
	3.200%, 08/15/29		2,120	2,000,441
	5.300%, 08/15/29		700	700,979
Globe Life, Inc.
	2.150%, 08/15/30		500	448,677
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		2,685	2,687,650
	4.000%, 01/15/31		500	468,315
Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	44	48,182
Harley-Davidson Financial Services, Inc.
#Ω	3.050%, 02/14/27		1,600	1,581,003
HCA, Inc.
(r)	SOFR + 0.870%, FRN, 4.517%, 03/01/28		5,500	5,516,665
	5.250%, 03/01/30		1,400	1,410,556
Healthcare Realty Holdings LP
	3.100%, 02/15/30		200	187,013
	2.400%, 03/15/30		1,100	998,755

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Highwoods Realty LP
4.200%, 04/15/29		5,522	$5,388,190
3.050%, 02/15/30		400	371,765
Horace Mann Educators Corp.
4.700%, 10/01/30		250	245,625
Host Hotels & Resorts LP
3.375%, 12/15/29		1,250	1,185,163
HSBC USA, Inc., SOFR + 0.970%, FRN
(r) 4.618%, 06/03/28		4,600	4,630,054
Humana, Inc.
1.350%, 02/03/27		1,000	985,416
Huntington Bancshares, Inc.
2.550%, 02/04/30		200	183,677
Hyatt Hotels Corp.
5.250%, 06/30/29		6,400	6,451,747
IBM International Capital Pte. Ltd.
# 4.750%, 02/05/31		1,500	1,481,783
Illinois Tool Works, Inc.
2.125%, 05/22/30	EUR	4,800	5,287,310
Illumina, Inc.
4.750%, 12/12/30		661	650,781
Intel Corp.
4.000%, 08/05/29		730	711,628
International Business Machines Corp.
2.900%, 02/10/30	EUR	2,840	3,217,735
4.300%, 02/03/31		3,000	2,908,968
Interstate Power & Light Co.
3.600%, 04/01/29		3,750	3,637,039
Jabil, Inc.
4.250%, 05/15/27		5,000	4,984,907
3.600%, 01/15/30		200	189,971
Jefferies Financial Group, Inc.
# 6.450%, 06/08/27		5,000	5,071,661
4.000%, 04/16/29	EUR	1,900	2,210,124
Jersey Central Power & Light Co.
4.400%, 01/15/31		500	486,780
John Deere Bank SA
3.300%, 10/15/29	EUR	200	230,775
John Deere Capital Corp., SOFR + 0.680%, FRN
(r) 4.336%, 07/15/27		2,075	2,082,138
John Deere Financial, Inc.
3.550%, 06/12/29	CAD	1,900	1,355,149
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r) 4.648%, 12/08/26		22,240	22,283,590
Juniper Networks, Inc.
2.000%, 12/10/30		2,824	2,465,429
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Keurig Dr. Pepper, Inc.
(r)	SOFR + 0.880%, FRN, 4.531%, 03/15/27		514	$515,187
	3.200%, 05/01/30		2,000	1,871,919
	KeyCorp
	2.550%, 10/01/29		6,100	5,680,966
	Kinder Morgan, Inc.
	5.100%, 08/01/29		1,400	1,413,301
	Las Vegas Sands Corp.
	3.900%, 08/08/29		500	481,907
	Lear Corp.
	4.250%, 05/15/29		400	392,443
	Leggett & Platt, Inc.
	3.500%, 11/15/27		923	904,570
	Liberty Mutual Group, Inc.
Ω	4.625%, 12/02/30	EUR	300	359,001
LPL Holdings, Inc.
	6.750%, 11/17/28		200	207,410
	5.200%, 03/15/30		1,200	1,198,469
	ManpowerGroup, Inc.
	3.750%, 12/13/30	EUR	300	342,174
	Marathon Petroleum Corp.
	5.150%, 03/01/30		2,130	2,144,291
	Markel Group, Inc.
	3.350%, 09/17/29		1,925	1,838,068
Mastercard, Inc.
(r)	SOFR + 0.440%, FRN, 4.091%, 03/15/28		1,550	1,551,954
	4.325%, 06/08/28		4,100	4,094,260
	2.950%, 06/01/29		5,000	4,786,875
	Mattel, Inc.
#	5.000%, 11/17/30		500	495,850
McDonald's Corp.
	4.000%, 03/07/30	EUR	800	939,599
	3.875%, 02/20/31	EUR	470	548,660
	McKesson Corp.
	4.650%, 05/30/30		250	248,263
	Medtronic, Inc.
	3.650%, 10/15/29	EUR	350	407,350
	Merck & Co., Inc.
	4.150%, 03/15/31		11,600	11,283,976
Meta Platforms, Inc.
#	4.300%, 08/15/29		200	198,072
	4.800%, 05/15/30		4,300	4,291,604
	Mid-America Apartments LP
	1.700%, 02/15/31		3,500	3,035,466
	Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	4.832%, 10/30/26		300	300,432
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	1,400	1,470,770
	National Fuel Gas Co.
	2.950%, 03/01/31		220	199,370

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	5,200	$5,951,060
	3.150%, 06/03/30	EUR	1,000	1,135,124
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.800%, FRN, 4.428%, 02/05/27		300	300,729
(r)	SOFR + 0.820%, FRN, 4.472%, 09/16/27		1,100	1,105,352
	5.150%, 06/15/29		71	71,754
	4.300%, 12/10/30		250	244,117
National Securities Clearing Corp.
Ω	4.350%, 06/09/28		2,323	2,315,720
Nestle Capital Corp.
Ω	4.200%, 03/18/31		14,248	13,895,905
Nestle Holdings, Inc.
	2.192%, 01/26/29	CAD	2,300	1,594,389
Netflix, Inc.
	3.625%, 06/15/30	EUR	2,500	2,898,496
NextEra Energy Capital Holdings, Inc.
	4.900%, 03/15/29		400	401,726
	3.500%, 04/01/29		800	774,795
	2.750%, 11/01/29		450	422,772
	2.250%, 06/01/30		1,304	1,182,781
	3.830%, 06/12/30	CAD	1,000	711,531
NOV, Inc.
	3.600%, 12/01/29		200	191,829
Novartis Capital Corp.
#(r)	SOFR + 0.520%, FRN, 4.148%, 11/05/28		7,981	8,004,942
	3.800%, 09/18/29		498	486,481
	2.200%, 08/14/30		7,000	6,358,418
	4.100%, 11/05/30		1,000	973,760
	4.400%, 03/18/31		21,150	20,793,670
NVIDIA Corp.
	4.250%, 06/15/28		2,000	1,990,785
Omega Healthcare Investors, Inc.
	3.625%, 10/01/29		290	276,921
	5.200%, 07/01/30		4,100	4,077,338
Omnicom Group, Inc.
	2.450%, 04/30/30		670	612,181
	2.400%, 03/01/31		1,900	1,691,655
Oracle Corp.
	2.950%, 04/01/30		2,500	2,249,060
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	5,360	6,068,983
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	5.250%, 02/01/30		376	377,331
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Ω	4.550%, 01/15/31		500	$490,151
PepsiCo, Inc.
	2.625%, 07/29/29		910	862,399
Pfizer, Inc.
	1.700%, 05/28/30		250	223,010
Philip Morris International, Inc.
	4.875%, 02/13/29		600	602,640
	4.625%, 11/01/29		200	199,171
	5.625%, 11/17/29		1,600	1,638,796
	5.125%, 02/15/30		5,000	5,038,361
	4.375%, 04/30/30		250	245,623
	2.100%, 05/01/30		250	226,625
	5.500%, 09/07/30		6,000	6,133,114
	1.750%, 11/01/30		6,000	5,281,437
Phillips 66 Co.
	3.150%, 12/15/29		800	758,822
Pioneer Natural Resources Co.
	2.150%, 01/15/31		16,808	14,976,088
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		8,400	8,060,647
	3.800%, 09/15/30		360	343,554
PPG Industries, Inc.
	4.375%, 03/15/31		2,400	2,339,732
Principal Financial Group, Inc.
	3.700%, 05/15/29		600	582,798
Public Storage Operating Co., SOFR + 0.700%, FRN
#(r)	4.362%, 04/16/27		10,100	10,122,785
PVH Corp.
	5.500%, 06/13/30		3,500	3,518,530
Radian Group, Inc.
	6.200%, 05/15/29		1,411	1,452,432
Ralph Lauren Corp.
	2.950%, 06/15/30		250	232,818
Realty Income Corp.
	1.875%, 01/14/27	GBP	1,700	2,261,547
	3.200%, 01/15/27		10,000	9,948,143
	4.750%, 02/15/29		800	799,997
	3.100%, 12/15/29		3,388	3,211,542
	4.875%, 07/06/30	EUR	2,600	3,120,759
Revvity, Inc.
	3.300%, 09/15/29		400	380,832
Roche Holdings, Inc.
Ω	5.338%, 11/13/28		1,600	1,628,385
	1.930%, 12/13/28		3,000	2,825,522
Ω	4.203%, 09/09/29		5,000	4,941,959
Ω	4.909%, 03/08/31		2,000	2,006,384
Roper Technologies, Inc.
	1.750%, 02/15/31		4,200	3,627,256
Royalty Pharma PLC
	2.200%, 09/02/30		2,000	1,795,954

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	RTX Corp.
	2.150%, 05/18/30	EUR	5,660	$6,212,096
	Ryder System, Inc.
	4.300%, 06/15/27		2,140	2,136,285
	Schlumberger Holdings Corp.
Ω	4.300%, 05/01/29		2,400	2,376,094
	Schlumberger Investment SA
	4.550%, 05/07/31		2,225	2,192,681
Sempra
	5.400%, 08/01/26		1,512	1,512,000
	3.700%, 04/01/29		239	232,503
	ServiceNow, Inc.
	1.400%, 09/01/30		10,800	9,401,551
Shell Finance U.S., Inc.
	3.875%, 11/13/28		6,000	5,916,615
	2.375%, 11/07/29		7,400	6,899,217
	Sherwin-Williams Co.
	4.500%, 08/15/30		760	747,829
Simon Property Group LP
	2.450%, 09/13/29		6,200	5,792,056
	4.300%, 01/15/31		2,719	2,650,398
	Sonoco Products Co.
	4.450%, 09/01/26		1,110	1,110,038
	Southern Co.
	3.700%, 04/30/30		1,200	1,151,153
State Street Corp.
(r)	SOFR + 0.640%, FRN, 4.305%, 10/22/27		1,810	1,815,264
	4.536%, 02/28/28		800	801,564
Store Capital LLC
	4.625%, 03/15/29		400	394,821
	5.400%, 04/30/30		5,000	5,006,288
	Synchrony Financial
	5.150%, 03/19/29		4,000	3,989,498
	Tapestry, Inc.
	5.100%, 03/11/30		1,000	1,000,722
	Texas Instruments, Inc.
#	4.500%, 05/23/30		7,000	6,932,545
	Timken Co.
	4.500%, 12/15/28		400	397,889
	T-Mobile USA, Inc.
	2.400%, 03/15/29		2,700	2,538,581
Toyota Motor Credit Corp.
	4.950%, 01/09/30		400	401,696
	4.800%, 05/15/30		410	409,675
	3.850%, 07/24/30	EUR	3,100	3,618,275
	Truist Financial Corp.
	1.950%, 06/05/30		13,559	12,159,872
	UDR, Inc.
	3.200%, 01/15/30		400	378,220
UnitedHealth Group, Inc.
	2.875%, 08/15/29		3,300	3,132,388
	4.800%, 01/15/30		400	400,305
	2.300%, 05/15/31		600	532,958
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Valero Energy Corp.
5.150%, 02/15/30		600	$604,629
Ventas Realty LP
4.400%, 01/15/29		2,900	2,873,341
3.000%, 01/15/30		400	374,718
Verizon Communications, Inc.
3.875%, 02/08/29		400	391,883
1.875%, 10/26/29	EUR	410	450,230
# 4.016%, 12/03/29		800	780,805
3.150%, 03/22/30		1,000	941,817
1.250%, 04/08/30	EUR	5,700	6,055,578
1.500%, 09/18/30		3,000	2,617,881
1.680%, 10/30/30		9,000	7,875,620
2.550%, 03/21/31		1,400	1,258,694
VMware LLC
1.400%, 08/15/26		1,760	1,757,938
Waste Management, Inc.
3.875%, 01/15/29		445	437,237
Wells Fargo & Co.
4.150%, 01/24/29		171	168,793
0.625%, 03/25/30	EUR	100	104,136
0.625%, 08/14/30	EUR	112	115,290
Welltower OP LLC
3.100%, 01/15/30		250	236,217
Western Union Co.
2.750%, 03/15/31		1,500	1,341,072
Westlake Corp.
1.625%, 07/17/29	EUR	4,087	4,455,990
Willis North America, Inc.
4.550%, 03/15/31		800	777,978
Wisconsin Power & Light Co.
3.000%, 07/01/29		1,200	1,145,853
WPC Eurobond BV
0.950%, 06/01/30	EUR	1,950	2,027,735
Zimmer Biomet Holdings, Inc.
5.050%, 02/19/30		200	200,722
TOTAL UNITED STATES			908,493,364
TOTAL BONDS			1,998,481,347
U.S. TREASURY OBLIGATIONS — (10.2%)
U.S. Treasury Inflation-Indexed Notes
0.375%, 01/15/27		16,645	16,382,577
0.125%, 04/15/27		16,020	15,665,984
0.375%, 07/15/27		17,121	16,792,074
1.625%, 10/15/27		14,704	14,575,107
U.S. Treasury Notes
4.125%, 11/15/27		23,000	22,970,352
4.000%, 12/15/27		20,000	19,939,844
# 3.375%, 12/31/27		6,000	5,929,219
0.750%, 01/31/28		18,400	17,477,125
(r) 3M USTMMR + 0.099%, FRN, 3.951%, 01/31/28		4,616	4,621,348

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

	3.375%, 02/29/28	43,000	$42,435,625
	3.750%, 04/30/28	15,500	15,368,008
	4.375%, 11/30/30	10,000	9,983,203
	3.500%, 02/28/31	20,000	19,253,125
	3.875%, 04/30/31	13,000	12,698,359
TOTAL U.S. TREASURY OBLIGATIONS			234,091,950
COMMERCIAL PAPER — (0.9%)
UNITED STATES — (0.9%)
EIDP, Inc.
Ω	4.184%, 09/02/26	7,000	6,974,449
Ω	4.214%, 09/21/26	4,225	4,201,590
Parker-Hannifin Corp.
Ω	3.865%, 08/21/26	7,500	7,482,690
Simon Property Group LP
Ω	3.883%, 08/14/26	1,350	1,347,924
TOTAL UNITED STATES			20,006,653
TOTAL COMMERCIAL PAPER (Cost $20,007,011)			20,006,653
TOTAL INVESTMENT SECURITIES (Cost $2,267,864,850)			2,252,579,950

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	3,938,065	$45,551,595
TOTAL INVESTMENTS — (100.0%)
(Cost $2,313,410,433)^^			$2,298,131,545
As of July 31, 2026, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	18,105	AUD	25,599	Citibank, N.A.	08/14/26	$96
USD	8,036,473	CAD	11,005,537	Australia and New Zealand Bank	08/18/26	181,094
USD	13,061,356	CAD	17,931,445	Citibank, N.A.	08/18/26	262,499
USD	5,023,855	CAD	7,006,856	HSBC Bank	08/18/26	22,599
USD	66,668,904	EUR	57,381,264	Societe Generale	08/21/26	455,210
EUR	665,936	USD	762,665	Citibank, N.A.	08/24/26	5,867
EUR	4,917,424	USD	5,630,746	HSBC Bank	08/24/26	44,270
Total Appreciation						$971,635
USD	67,806,822	EUR	59,338,157	Australia and New Zealand Bank	08/24/26	$(673,147)
USD	28,306,246	NZD	48,325,311	Bank of New York Mellon	08/24/26	(177,644)
USD	1,294,769	GBP	968,778	Citibank, N.A.	08/26/26	(10,874)
USD	7,523,713	NZD	13,313,425	HSBC Bank	08/28/26	(324,460)
USD	10,747,911	NZD	18,941,050	HSBC Bank	08/31/26	(418,754)
USD	66,852,762	EUR	58,470,772	State Street Bank and Trust	08/31/26	(644,973)
USD	72,476,711	EUR	63,492,269	Australia and New Zealand Bank	09/01/26	(820,675)
USD	13,929,402	NZD	24,480,087	Citibank, N.A.	09/04/26	(504,594)
USD	11,697,484	NZD	20,510,113	Citibank, N.A.	09/08/26	(397,032)
USD	24,948,569	EUR	21,794,429	Societe Generale	09/08/26	(218,527)
USD	67,880,424	EUR	59,359,229	UBS AG	09/09/26	(667,279)
USD	66,381,924	EUR	57,953,725	Royal Bank of Canada	09/11/26	(547,965)

DFA Short-Duration Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	56,172,489	EUR	49,026,375	Royal Bank of Canada	09/14/26	$(454,004)
USD	1,949,066	EUR	1,706,514	Citibank, N.A.	09/15/26	(22,071)
USD	12,841,683	EUR	11,218,432	UBS AG	09/16/26	(116,859)
USD	11,030,380	CAD	15,566,860	HSBC Bank	10/02/26	(102,904)
USD	26,475,037	CAD	37,476,262	Royal Bank of Canada	10/02/26	(327,662)
USD	947,849	GBP	710,323	Citibank, N.A.	10/06/26	(9,476)
USD	1,641,677	AUD	2,372,290	Citibank, N.A.	10/09/26	(25,711)
USD	19,419,320	CAD	27,226,062	Royal Bank of Canada	10/23/26	(71,401)
Total (Depreciation)						$(6,536,012)
Total Appreciation (Depreciation)						$(5,564,377)
As of July 31, 2026, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.726%	Fixed	CPI	Maturity	USD	64,000,000	10/06/28	—	—	$217,603	$217,603
Bank of America Corp.	2.693%	Fixed	CPI	Maturity	USD	59,000,000	04/30/31	—	—	36,998	36,998
Bank of America Corp.	2.650%	Fixed	CPI	Maturity	USD	21,000,000	03/26/29	—	—	115,148	115,148
Citibank, N.A.	2.783%	Fixed	CPI	Maturity	USD	47,000,000	09/26/28	—	—	93,073	93,073
Citibank, N.A.	2.759%	Fixed	CPI	Maturity	USD	39,000,000	09/09/28	—	—	109,836	109,836
Citibank, N.A.	2.694%	Fixed	CPI	Maturity	USD	23,000,000	11/19/26	—	—	154,233	154,233
Citibank, N.A.	2.688%	Fixed	CPI	Maturity	USD	23,000,000	10/15/28	—	—	97,703	97,703
Citibank, N.A.	2.668%	Fixed	CPI	Maturity	USD	25,000,000	06/25/28	—	—	150,175	150,175
Citibank, N.A.	2.653%	Fixed	CPI	Maturity	USD	54,000,000	11/07/27	—	—	275,213	275,213
Citibank, N.A.	2.639%	Fixed	CPI	Maturity	USD	73,000,000	12/03/26	—	—	486,496	486,496
Citibank, N.A.	2.624%	Fixed	CPI	Maturity	USD	70,000,000	10/23/28	—	—	402,159	402,159
Citibank, N.A.	2.619%	Fixed	CPI	Maturity	USD	56,000,000	03/18/29	—	—	360,237	360,237
Citibank, N.A.	2.610%	Fixed	CPI	Maturity	USD	65,000,000	10/29/28	—	—	388,865	388,865
Citibank, N.A.	2.600%	Fixed	CPI	Maturity	USD	64,000,000	04/24/31	—	—	320,151	320,151
Citibank, N.A.	2.590%	Fixed	CPI	Maturity	USD	77,000,000	04/17/31	—	—	432,427	432,427
Citibank, N.A.	2.589%	Fixed	CPI	Maturity	USD	57,000,000	06/30/28	—	—	473,260	473,260
Citibank, N.A.	2.554%	Fixed	CPI	Maturity	USD	47,000,000	01/30/27	—	—	357,477	357,477
Citibank, N.A.	2.509%	Fixed	CPI	Maturity	USD	34,000,000	12/11/26	—	—	243,147	243,147
Citibank, N.A.	2.505%	Fixed	CPI	Maturity	USD	39,000,000	06/15/31	—	—	66,384	66,384
Citibank, N.A.	2.399%	Fixed	CPI	Maturity	USD	73,000,000	07/20/31	—	—	148,994	148,994
Deutsche Bank AG, London Branch	2.805%	Fixed	CPI	Maturity	USD	23,000,000	07/17/28	—	—	56,448	56,448
Deutsche Bank AG, London Branch	2.777%	Fixed	CPI	Maturity	USD	33,000,000	07/15/28	—	—	111,984	111,984
Deutsche Bank AG, London Branch	2.767%	Fixed	CPI	Maturity	USD	43,000,000	08/11/28	—	—	148,056	148,056
Deutsche Bank AG, London Branch	2.649%	Fixed	CPI	Maturity	USD	82,000,000	05/23/29	—	—	354,913	354,913
Deutsche Bank AG, London Branch	2.609%	Fixed	CPI	Maturity	USD	54,000,000	03/04/27	—	—	396,271	396,271
Deutsche Bank AG, London Branch	2.582%	Fixed	CPI	Maturity	USD	40,000,000	03/11/29	—	—	297,489	297,489

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG, London Branch	2.580%	Fixed	CPI	Maturity	USD	35,000,000	10/30/28	—	—	$236,403	$236,403
Deutsche Bank AG, London Branch	2.571%	Fixed	CPI	Maturity	USD	27,000,000	03/10/29	—	—	212,363	212,363
Deutsche Bank AG, London Branch	2.528%	Fixed	CPI	Maturity	USD	34,000,000	05/07/29	—	—	273,843	273,843
Deutsche Bank AG, London Branch	2.479%	Fixed	CPI	Maturity	USD	32,000,000	03/06/28	—	—	308,149	308,149
Morgan Stanley and Co. International	2.789%	Fixed	CPI	Maturity	USD	34,000,000	08/04/28	—	—	106,509	106,509
Morgan Stanley and Co. International	2.758%	Fixed	CPI	Maturity	USD	58,000,000	11/17/26	—	—	357,007	357,007
Morgan Stanley and Co. International	2.748%	Fixed	CPI	Maturity	USD	30,000,000	10/10/28	—	—	79,067	79,067
Morgan Stanley and Co. International	2.747%	Fixed	CPI	Maturity	USD	56,000,000	10/03/28	—	—	162,360	162,360
Morgan Stanley and Co. International	2.629%	Fixed	CPI	Maturity	USD	65,000,000	06/12/28	—	—	432,280	432,280
Morgan Stanley and Co. International	2.614%	Fixed	CPI	Maturity	USD	50,000,000	06/18/28	—	—	375,677	375,677
Morgan Stanley and Co. International	2.579%	Fixed	CPI	Maturity	USD	62,000,000	02/06/27	—	—	463,955	463,955
Morgan Stanley and Co. International	2.543%	Fixed	CPI	Maturity	USD	23,000,000	02/11/27	—	—	181,721	181,721
Morgan Stanley and Co. International	2.520%	Fixed	CPI	Maturity	USD	71,000,000	11/28/26	—	—	577,150	577,150
Morgan Stanley and Co. International	2.384%	Fixed	CPI	Maturity	USD	40,000,000	01/20/27	—	—	329,962	329,962
Morgan Stanley and Co. International	2.310%	Fixed	CPI	Maturity	USD	42,000,000	01/09/27	—	—	327,981	327,981
Total Appreciation										$10,719,167	$10,719,167
Citibank, N.A.	2.763%	Fixed	CPI	Maturity	USD	60,000,000	05/14/31	—	—	(296,692)	(296,692)
Deutsche Bank AG, London Branch	2.739%	Fixed	CPI	Maturity	USD	40,000,000	05/21/31	—	—	(202,758)	(202,758)
Deutsche Bank AG, London Branch	2.579%	Fixed	CPI	Maturity	USD	37,000,000	06/08/31	—	—	(21,864)	(21,864)
Morgan Stanley and Co. International	2.756%	Fixed	CPI	Maturity	USD	78,000,000	05/06/31	—	—	(251,198)	(251,198)
Morgan Stanley and Co. International	2.647%	Fixed	CPI	Maturity	USD	40,000,000	06/01/31	—	—	(105,864)	(105,864)
Total (Depreciation)										$(878,376)	$(878,376)
Total Appreciation (Depreciation)										$9,840,791	$9,840,791

DFA Short-Duration Real Return Portfolio
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $357,027,464 or 15.6% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$121,676,085	—	$121,676,085
Belgium	—	8,075,231	—	8,075,231
Canada	—	160,299,066	—	160,299,066
Denmark	—	19,381,879	—	19,381,879
Finland	—	28,599,835	—	28,599,835
France	—	89,011,206	—	89,011,206
Germany	—	113,931,347	—	113,931,347
Ireland	—	2,222,502	—	2,222,502
Italy	—	21,878,393	—	21,878,393
Japan	—	71,980,033	—	71,980,033
Luxembourg	—	7,390,372	—	7,390,372
Netherlands	—	50,247,467	—	50,247,467
New Zealand	—	75,523,188	—	75,523,188
Norway	—	32,115,183	—	32,115,183
Singapore	—	28,306,128	—	28,306,128
Spain	—	36,875,899	—	36,875,899
Supranational Organization Obligations	—	89,808,387	—	89,808,387
Sweden	—	60,698,535	—	60,698,535
Switzerland	—	5,590,289	—	5,590,289
United Kingdom	—	66,376,958	—	66,376,958
United States	—	908,493,364	—	908,493,364
U.S. Treasury Obligations	—	234,091,950	—	234,091,950
Commercial Paper	—	20,006,653	—	20,006,653
Securities Lending Collateral	—	45,551,595	—	45,551,595
Total Investments in Securities	—	$2,298,131,545	—	$2,298,131,545
Financial Instruments
Assets
Forward Currency Contracts**	—	971,635	—	971,635
Swap Agreements**	—	10,719,167	—	10,719,167
Liabilities
Forward Currency Contracts**	—	(6,536,012)	—	(6,536,012)
Swap Agreements**	—	(878,376)	—	(878,376)
Total Financial Instruments	—	$4,276,414	—	$4,276,414
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.7%)
ALABAMA — (0.7%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,220	$1,222,029
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,605	2,609,332
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,780	4,787,948
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/27)	1,250	1,279,379
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	780	780,000
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	1,035	1,035,000
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,160	1,173,151
TOTAL ALABAMA		12,886,839
ALASKA — (0.3%)
Municipality of Anchorage (GO) Series B
5.000%, 09/01/27	5,500	5,638,786
ARIZONA — (3.3%)
Arizona Board of Regents (RB) Series A
5.000%, 07/01/27	7,260	7,419,204
5.000%, 06/01/28	565	588,037
5.000%, 07/01/28	685	714,663
5.000%, 06/01/29	1,915	2,028,265
Arizona Board of Regents (RB) Series B
5.000%, 06/01/27	1,000	1,019,014
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/27	835	851,875
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Goodyear (GO)
5.000%, 07/01/27	2,370	$2,421,346
City of Phoenix (GO)
5.000%, 07/01/27	1,745	1,783,123
City of Scottsdale (GO)
5.000%, 07/01/27	1,550	1,583,157
City of Tempe (GO)
5.000%, 07/01/27	975	995,946
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	1,011,096
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,301,064
Maricopa County School District No. 3 Tempe Elementary (GO) Series B
5.000%, 07/01/27	150	153,127
Maricopa County School District No. 3 Tempe Elementary (GO) Series C
5.000%, 07/01/28	920	959,681
5.000%, 07/01/29	310	329,014
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/27	2,940	3,003,159
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/27	2,285	2,334,088
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/27	850	868,260
Maricopa County Unified School District No. 80 Chandler (GO) Series A
5.000%, 07/01/28	3,500	3,652,960

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/31	6,165	$6,220,644
5.000%, 01/01/33	2,660	2,731,144
5.000%, 01/01/34	2,670	2,691,571
5.000%, 01/01/38	13,785	13,877,690
Town of Gilbert (GO)
5.000%, 07/15/27	1,585	1,619,305
TOTAL ARIZONA		60,157,433
CALIFORNIA — (2.8%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,236,423
California State Public Works Board (RB) Series D
5.000%, 04/01/27	940	943,755
5.000%, 05/01/28	2,235	2,331,987
California State University (RB) Series A
4.000%, 11/01/36	100	100,002
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/38	2,160	2,159,822
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,635,389
State of California (GO)
5.000%, 12/01/26	5,535	5,580,322
5.000%, 04/01/27	7,000	7,116,177
5.000%, 08/01/27	5,000	5,124,779
5.000%, 03/01/28	1,000	1,038,964
5.000%, 08/01/29	1,000	1,001,378
5.000%, 08/01/30	1,570	1,572,099
5.000%, 09/01/31	2,900	2,911,827
4.000%, 09/01/32	1,000	1,000,299
5.000%, 08/01/33	1,420	1,420,000
4.000%, 08/01/35	725	725,000
5.000%, 08/01/35	375	375,669
5.000%, 09/01/35	2,315	2,323,427
4.000%, 08/01/37	3,000	3,000,025
University of California (RB) Series AY
4.000%, 05/15/35	1,895	1,903,059
University of California (RB) Series BZ
5.000%, 05/15/28	2,110	2,201,625
TOTAL CALIFORNIA		49,702,028
	Face Amount	Value†
	(000)
COLORADO — (3.0%)
Adams & Arapahoe Counties Joint School District 28J Aurora (GO) (ST AID WITHHLDG)
5.500%, 12/01/26	1,620	$1,635,453
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/26	7,655	7,720,692
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG) Series B
5.000%, 12/15/30	1,935	1,951,979
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/27	7,900	8,156,056
5.000%, 12/15/29	3,020	3,232,313
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	3,338,893
5.000%, 12/15/27	3,450	3,561,822
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	3,045	3,070,986
City & County of Broomfield Water Revenue (RB)
5.000%, 12/01/26	270	272,041
5.000%, 12/01/27	170	175,178
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,390	3,413,353
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/26	3,225	3,247,563
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series D
5.000%, 12/01/26	3,635	3,660,431

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG)
5.500%, 12/15/27	1,370	$1,423,542
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	495	498,577
Fort Collins-Loveland Water District (RB)
5.000%, 12/01/26	420	423,285
5.000%, 12/01/27	455	469,341
Metro Wastewater Reclamation District (RB) Series A
5.000%, 04/01/27	2,665	2,706,742
University of Colorado (RB) Series C-2
5.000%, 06/01/27	4,820	4,915,238
TOTAL COLORADO		53,873,485
CONNECTICUT — (2.5%)
City of Danbury (GO)
4.000%, 02/22/27	20,000	20,138,554
State of Connecticut (GO) Series B
5.000%, 09/15/28	17,000	17,809,435
Town of Darien (GO)
3.500%, 04/22/27	2,200	2,214,061
Town of Manchester (GO)
4.000%, 02/11/27	5,000	5,032,206
TOTAL CONNECTICUT		45,194,256
DISTRICT OF COLUMBIA — (1.1%)
District of Columbia (GO) Series A
5.000%, 06/01/28	1,385	1,442,202
District of Columbia (GO) Series B
5.000%, 06/01/29	7,455	7,903,655
5.000%, 06/01/31	625	647,508
District of Columbia (GO) Series D
5.000%, 06/01/35	5,335	5,407,541
5.000%, 06/01/38	3,965	4,009,207
District of Columbia Income Tax Revenue (RB) Series A
5.000%, 06/01/28	1,025	1,067,333
TOTAL DISTRICT OF COLUMBIA		20,477,446
	Face Amount	Value†
	(000)
FLORIDA — (3.5%)
City of Jacksonville (RB)
5.000%, 10/01/26	860	$863,302
5.000%, 10/01/27	4,445	4,567,456
5.000%, 10/01/28	1,020	1,067,659
City of Pembroke Pines (GO)
5.000%, 09/01/27	1,750	1,793,933
City of Port St. Lucie (GO)
5.000%, 07/01/27	1,615	1,648,783
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/27	455	467,007
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/26	180	180,653
County of Miami-Dade (GO) Series A
5.000%, 07/01/27	1,060	1,082,463
County of Miami-Dade Transit System (RB)
5.000%, 07/01/27	1,340	1,367,909
County of Miami-Dade Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/26	1,310	1,314,837
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	715	732,710
Hillsborough County Industrial Development Authority (RB) Series E
3.000%, 11/15/54	6,380	6,380,000
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	540	554,876
5.000%, 10/01/28	205	215,196
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/27	3,225	3,311,975
School Board of Miami-Dade County (GO)
5.000%, 03/15/27	2,625	2,662,847
School District of Broward County (RN)
4.000%, 06/24/27	15,000	15,147,720
School District of Broward County (GO) (AG)
5.000%, 07/01/27	2,000	2,041,837

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
State of Florida (GO) Series A
5.000%, 07/01/27	1,210	$1,212,015
State of Florida (GO) Series B
5.000%, 07/01/27	1,455	1,486,509
State of Florida (GO) Series C
4.000%, 06/01/32	2,565	2,579,083
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/35	1,498	1,545,488
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/27	634	647,326
5.000%, 07/01/28	2,505	2,612,521
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/27	3,970	4,053,443
Tampa Bay Water (RB)
5.000%, 10/01/27	3,000	3,077,778
TOTAL FLORIDA		62,615,326
GEORGIA — (2.6%)
City of Brookhaven (GO)
5.000%, 07/01/27	1,600	1,633,906
City of Cartersville Water & Sewer Revenue (RB)
5.000%, 06/01/39	1,000	1,106,733
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,585	3,673,843
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,385	25,987,465
State of Georgia (GO) Series A
5.000%, 07/01/27	8,410	8,593,657
State of Georgia (GO) Series C
4.000%, 07/01/29	4,085	4,230,461
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
State of Georgia (GO) Series F
5.000%, 01/01/27	1,660	$1,676,343
TOTAL GEORGIA		46,902,408
HAWAII — (2.0%)
City & County Honolulu Wastewater System Revenue (RB) Series A
5.000%, 07/01/36	3,000	3,065,002
City & County of Honolulu (GO) Series E
5.000%, 07/01/27	6,490	6,629,423
City & County of Honolulu (GO) Series F
5.000%, 07/01/27	7,100	7,252,527
County of Hawaii (GO)
5.000%, 09/01/27	195	199,921
County of Hawaii (GO) Series A
5.000%, 09/01/31	1,130	1,144,142
County of Maui (GO)
5.000%, 09/01/27	2,480	2,542,847
State of Hawaii (GO) Series FG
5.000%, 10/01/28	3,085	3,096,776
4.000%, 10/01/32	1,740	1,741,434
State of Hawaii (GO) Series FH
5.000%, 10/01/26	2,025	2,032,679
State of Hawaii (GO) Series FK
4.000%, 05/01/32	7,620	7,658,330
State of Hawaii (GO) Series FN
5.000%, 10/01/29	945	969,591
TOTAL HAWAII		36,332,672
ILLINOIS — (0.4%)
Illinois Finance Authority (RB) Series C
¤ 4.000%, 02/15/36 (Pre-refunded @ $100, 2/15/27)	1,130	1,137,562
3.050%, 08/15/49	5,460	5,460,000
Illinois Finance Authority (RB) Series D-1
2.950%, 08/01/43	515	515,000
TOTAL ILLINOIS		7,112,562
IOWA — (0.3%)
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,325,291

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
IOWA — (Continued)
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	$1,059,413
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	2,955,506
TOTAL IOWA		5,340,210
KANSAS — (0.9%)
City of Olathe (GO) Series A
5.000%, 09/01/26	5,000	5,008,513
County of Johnson (GO) Series A
4.000%, 09/01/36	1,755	1,758,839
4.000%, 09/01/37	2,455	2,457,284
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,525	1,530,653
Johnson County Unified School District No. 512 Shawnee Mission (GO) Series A
5.000%, 10/01/27	440	451,739
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	2,078,008
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/28	680	711,625
University of Kansas Hospital Authority (RB) Series C
3.000%, 03/01/56	3,210	3,210,000
TOTAL KANSAS		17,206,661
KENTUCKY — (1.1%)
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/27	615	627,647
Louisville Water Co. (RB)
5.000%, 11/15/27	11,075	11,405,222
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 04/01/28	7,905	8,212,179
TOTAL KENTUCKY		20,245,048
	Face Amount	Value†
	(000)
LOUISIANA — (0.8%)
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/28	1,175	$1,215,345
State of Louisiana (GO) Series B
5.000%, 09/01/27	10,760	11,031,400
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
5.000%, 05/01/27	2,345	2,385,978
TOTAL LOUISIANA		14,632,723
MAINE — (0.3%)
City of Portland (GO)
5.000%, 05/01/27	1,015	1,032,653
City of Portland (GO) Series B
5.000%, 08/01/27	1,095	1,120,336
Maine Turnpike Authority (RB)
5.000%, 07/01/27	2,235	2,283,197
State of Maine (GO) Series D
5.000%, 06/01/28	915	953,307
TOTAL MAINE		5,389,493
MARYLAND — (4.3%)
City of Baltimore (GO) Series A
5.000%, 10/15/26	800	803,870
5.000%, 10/15/31	625	639,523
County of Anne Arundel (GO)
5.000%, 10/01/32	1,925	1,930,703
County of Anne Arundel (GO) Series B
5.000%, 10/01/27	5,105	5,249,194
County of Calvert (GO)
5.000%, 07/01/27	930	949,793
County of Frederick (GO) Series A
5.000%, 08/01/28	1,055	1,102,385
County of Howard (GO) Series A
5.000%, 02/15/27	2,435	2,466,050
5.000%, 08/15/29	1,360	1,447,883
County of Montgomery (GO) Series A
5.000%, 10/01/26	7,855	7,885,418
County of Montgomery (GO) Series C
5.000%, 10/01/26	5,670	5,691,956
5.000%, 10/01/27	6,840	7,030,023

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Prince George's (GO) Series A
5.000%, 08/01/27	4,125	$4,224,129
State of Maryland (GO) Series 2ND
5.000%, 08/01/26	1,075	1,075,000
State of Maryland (GO) Series A
5.000%, 03/15/27	825	837,562
5.000%, 08/01/27	1,810	1,854,414
5.000%, 03/15/28	8,155	8,474,642
State of Maryland (GO) Series B
5.000%, 08/01/26	1,140	1,140,000
5.000%, 08/01/27	15,175	15,547,366
State of Maryland Department of Transportation (RB)
5.000%, 10/01/29	9,000	9,029,777
TOTAL MARYLAND		77,379,688
MASSACHUSETTS — (4.7%)
City of Quincy (GO)
5.000%, 08/13/27	6,207	6,333,975
City of Revere (GO)
4.000%, 07/29/27	18,000	18,203,913
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/28	1,000	1,044,446
Commonwealth of Massachusetts (GO) Series B
5.000%, 06/01/27	565	576,164
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,040	1,070,646
5.000%, 11/01/30	4,250	4,361,466
Commonwealth of Massachusetts (GO) Series I
5.000%, 12/01/31	1,520	1,529,088
5.000%, 12/01/35	16,550	16,641,723
Massachusetts Bay Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/27	3,450	3,525,969
Massachusetts Development Finance Agency (RB) Series A
5.000%, 02/15/29	2,500	2,640,402
Town of Burlington (GO)
3.500%, 04/23/27	6,000	6,024,691
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Canton (GO)
4.000%, 08/12/27	7,500	$7,588,637
Town of Hingham (GO)
4.000%, 02/12/27	5,000	5,029,451
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,008,127
Town of Westborough (GO)
4.000%, 10/27/26	3,000	3,009,094
Town of Whitman (GO)
4.000%, 03/16/27	2,000	2,014,582
Town of Wilmington (GO)
4.000%, 02/17/27	5,000	5,033,765
TOTAL MASSACHUSETTS		85,636,139
MICHIGAN — (0.1%)
Michigan State University (RB) Series A
5.000%, 02/15/27	530	536,648
5.000%, 08/15/27	775	793,773
TOTAL MICHIGAN		1,330,421
MINNESOTA — (2.5%)
City of Minneapolis (GO)
5.000%, 12/01/27	6,185	6,380,521
City of St. Paul (GO) Series A
5.000%, 09/01/27	785	804,445
County of Hennepin (GO) Series A
5.000%, 12/01/31	4,435	4,490,810
5.000%, 12/01/32	1,185	1,192,651
County of Hennepin (GO) Series C
5.000%, 12/01/31	1,080	1,087,222
Metropolitan Council (GO) Series B
5.000%, 03/01/27	4,360	4,420,162
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	2,610	2,693,598
State of Minnesota (GO) Series A
5.000%, 08/01/27	14,360	14,698,099
5.000%, 08/01/28	6,270	6,551,533
5.000%, 08/01/33	1,065	1,066,640
State of Minnesota (GO) Series B
5.000%, 08/01/27	1,950	1,995,912
TOTAL MINNESOTA		45,381,593

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSISSIPPI — (0.3%)
State of Mississippi (GO) Series A
5.000%, 10/01/30	1,210	$1,241,175
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,700	4,726,587
TOTAL MISSISSIPPI		5,967,762
MISSOURI — (0.5%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,110	1,116,722
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/29	1,835	1,847,815
City of Lees Summit (GO) Series A
5.000%, 04/01/28	5,060	5,255,787
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	159,067
TOTAL MISSOURI		8,379,391
MONTANA — (0.0%)
County of Flathead (GO)
5.000%, 07/01/28	485	505,827
5.000%, 07/01/29	415	439,976
TOTAL MONTANA		945,803
NEBRASKA — (0.6%)
City of Omaha (GO) Series B
5.000%, 04/15/27	235	238,924
County of Sarpy (GO)
5.000%, 06/01/27	2,535	2,554,004
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,060	3,074,478
Metropolitan Utilities District of Omaha Water System Revenue (RB)
4.250%, 12/01/40	3,700	3,715,023
Omaha Public Power District (RB) Series C
5.000%, 02/01/27	1,210	1,223,766
TOTAL NEBRASKA		10,806,195
NEVADA — (1.8%)
Clark County Water Reclamation District (GO)
5.000%, 07/01/27	2,985	3,051,846
5.000%, 07/01/28	4,350	4,543,423
	Face Amount	Value†
	(000)
NEVADA — (Continued)
County of Clark (GO)
5.000%, 11/01/27	9,020	$9,287,559
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	11,755	11,985,416
Washoe County School District (GO) Series B
5.000%, 10/01/39	2,160	2,350,756
Washoe County School District (GO) Series C
4.000%, 10/01/33	1,190	1,196,055
TOTAL NEVADA		32,415,055
NEW HAMPSHIRE — (0.7%)
City of Manchester (GO)
4.000%, 11/12/26	13,400	13,444,911
NEW JERSEY — (5.3%)
City of Hoboken (GO)
3.000%, 02/01/27	1,020	1,021,456
City of Hoboken (GO) Series A
4.000%, 03/08/27	15,000	15,105,265
City of Rahway (GO)
4.000%, 07/20/27	13,535	13,690,104
County of Hudson (GO)
4.000%, 02/24/27	18,000	18,121,887
County of Mercer (GO)
4.000%, 02/01/27	3,430	3,455,677
4.000%, 02/01/28	3,290	3,363,135
County of Union (GO)
4.000%, 06/11/27	5,000	5,049,613
Essex County Improvement Authority (RN)
4.000%, 03/12/27	6,415	6,461,721
Monmouth County Improvement Authority (RN)
4.000%, 03/12/27	7,101	7,152,231
New Jersey Economic Development Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,095	6,155,790
Township of Ewing (GO)
4.000%, 12/22/26	5,030	5,053,740
Township of Toms River (GO)
4.000%, 06/01/27	865	874,695
4.000%, 06/01/28	1,255	1,284,372

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Township of Woodbridge (GO)
4.000%, 03/12/27	9,000	$9,067,702
TOTAL NEW JERSEY		95,857,388
NEW MEXICO — (0.8%)
Central New Mexico Community College (GO)
5.000%, 08/15/28	3,370	3,522,516
City of Albuquerque (GO) Series A
5.000%, 07/01/27	730	745,682
State of New Mexico (GO)
5.000%, 03/01/27	7,345	7,446,011
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/28	3,000	3,130,481
TOTAL NEW MEXICO		14,844,690
NEW YORK — (10.2%)
Baldwinsville Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/24/27	5,000	5,051,246
Bay Shore Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/08/27	5,000	5,053,328
City of New York (GO) Series 1
5.000%, 08/01/29	550	560,636
City of New York (GO) Series A-1
5.000%, 09/01/27	1,580	1,617,203
5.000%, 08/01/38	1,885	1,886,980
City of New York (GO) Series B-1
5.000%, 08/01/27	8,610	8,797,690
5.000%, 10/01/35	2,600	2,648,417
5.000%, 12/01/38	1,610	1,617,398
City of New York (GO) Series B-4
3.050%, 10/01/46	3,095	3,095,000
City of New York (GO) Series C
5.000%, 08/01/26	4,775	4,775,000
5.000%, 08/01/27	615	628,406
City of New York (GO) Series D
5.000%, 10/01/27	5,900	6,049,207
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series E
5.000%, 08/01/26	4,080	$4,080,000
City of New York (GO) Series F
5.000%, 09/01/27	2,920	2,988,754
City of New York (GO) Series F-1
5.000%, 06/01/34	5	5,007
City of New York (GO) Series F-6
3.050%, 06/01/44	980	980,000
City of New York (GO) Series H
5.000%, 01/01/27	1,525	1,538,719
City of Rochester (GO) Series I
4.000%, 02/25/27	5,000	5,028,362
City of Rochester (GO) Series II
4.000%, 07/29/27	15,000	15,166,407
Empire State Development Corp. (RB) Series A
5.000%, 03/15/32	2,145	2,171,031
Guilderland Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/23/27	2,365	2,389,402
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	6,710	6,717,067
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/26	255	256,660
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	1,860	1,929,300
5.000%, 02/15/30	1,370	1,386,040
5.000%, 02/15/31	865	874,851
¤ 5.000%, 03/15/32 (Pre-refunded @ $100, 9/15/28)	5	5,229
5.000%, 03/15/32	7,490	7,808,808
5.000%, 02/15/33	4,970	4,977,234
5.000%, 03/15/35	5,660	5,672,212
4.000%, 07/01/35	1,300	1,303,226
5.000%, 03/15/36	4,395	4,404,397
5.000%, 02/15/37	2,895	2,920,292
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/32	1,500	1,531,773
5.000%, 02/15/33	570	581,606
5.000%, 02/15/34	4,105	4,185,635
5.000%, 02/15/37	1,790	1,820,401

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 10/01/38	1,560	$1,598,827
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	9,515	9,663,928
5.000%, 03/15/37	9,300	9,547,455
5.000%, 03/15/38	4,000	4,098,807
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,085	7,196,337
New York State Thruway Authority (RB) Series A
5.000%, 03/15/27	7,970	8,085,453
Port Authority of New York & New Jersey (RB) Series 205TH
5.000%, 11/15/35	1,225	1,250,744
Port Authority of New York & New Jersey (RB) Series 248
5.000%, 01/15/28	1,000	1,035,617
Town of Colonie (GO)
4.000%, 03/05/27	4,760	4,792,906
Town of Oyster Bay (GO)
4.000%, 03/05/27	5,000	5,039,314
Town of Tonawanda (GO)
4.000%, 08/21/26	3,915	3,916,392
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/29	1,125	1,201,469
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/29	2,530	2,570,693
5.000%, 11/15/30	1,425	1,447,158
TOTAL NEW YORK		183,948,024
NORTH CAROLINA — (3.3%)
Cape Fear Public Utility Authority (RB)
5.000%, 04/01/27	275	279,104
5.000%, 04/01/28	300	311,414
Charlotte-Mecklenburg Hospital Authority (RB) Series B
3.000%, 01/15/38	550	550,000
Charlotte-Mecklenburg Hospital Authority (RB) Series C
3.000%, 01/15/37	2,755	2,755,000
Charlotte-Mecklenburg Hospital Authority (RB) Series G
3.000%, 01/15/48	5,100	5,100,000
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
Charlotte-Mecklenburg Hospital Authority (RB) Series H
3.000%, 01/15/48	5,240	$5,240,000
City of Asheville Water System Revenue (RB)
5.000%, 08/01/28	500	522,639
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/27	17,105	17,476,823
5.000%, 07/01/28	5,360	5,594,044
5.000%, 07/01/29	2,280	2,425,697
City of Durham Water & Sewer Utility System Revenue (RB)
5.000%, 08/01/28	2,790	2,917,436
5.000%, 08/01/29	1,500	1,593,609
City of Raleigh (GO)
5.000%, 04/01/28	2,055	2,132,165
City of Winston-Salem Water & Sewer System Revenue (RB)
5.000%, 06/01/29	1,500	1,591,955
County of Durham (GO) Series B
5.000%, 10/01/27	5,035	5,177,217
County of Wake (GO) Series A
5.000%, 04/01/27	2,625	2,665,907
State of North Carolina (GO) Series C
5.000%, 06/01/27	1,450	1,478,651
Town of Holly Springs (GO)
5.000%, 02/01/27	1,405	1,421,685
TOTAL NORTH CAROLINA		59,233,346
OHIO — (2.3%)
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,445	4,484,183
City of Columbus (GO) Series A
5.000%, 04/01/27	2,265	2,299,698
5.000%, 10/01/27	3,360	3,449,836
5.000%, 04/01/36	1,005	1,047,855
City of Columbus (GO) Series B
5.000%, 10/01/27	1,195	1,226,951
Columbus City School District (GO) (SD CRED PROG) Series A
5.000%, 12/01/26	1,660	1,672,534

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
Cuyahoga Community College District (GO)
5.000%, 12/01/26	3,860	$3,889,400
5.000%, 12/01/27	565	582,419
Olentangy Local School District (GO)
5.000%, 12/01/26	995	1,002,480
State of Ohio (GO) Series A
5.000%, 09/01/28	2,570	2,693,088
5.000%, 05/01/32	1,080	1,096,229
5.000%, 05/01/35	2,630	2,665,235
5.000%, 03/01/39	3,295	3,324,098
State of Ohio (GO) Series B
5.000%, 09/01/27	1,215	1,246,169
5.000%, 09/15/27	6,720	6,898,366
State of Ohio (GO) Series V
5.000%, 05/01/34	2,000	2,063,581
State of Ohio (GO) Series X
5.000%, 05/01/29	665	705,160
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,585	1,597,020
TOTAL OHIO		41,944,302
OKLAHOMA — (0.5%)
City of Bixby (GO) Series A
4.000%, 06/01/28	1,790	1,829,929
City of Oklahoma City (GO)
5.000%, 03/01/28	6,500	6,737,487
TOTAL OKLAHOMA		8,567,416
OREGON — (1.3%)
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/28	1,535	1,604,564
City of Hillsboro (GO)
5.000%, 06/01/36	4,330	4,899,259
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	780	792,062
Clackamas Community College District (GO) (SCH BD GTY)
5.000%, 06/15/28	500	521,552
County of Multnomah (GO) Series A
5.000%, 06/15/28	500	521,645
	Face Amount	Value†
	(000)
OREGON — (Continued)
County of Washington (GO)
5.000%, 06/01/27	4,110	$4,189,542
5.000%, 06/01/28	3,765	3,926,125
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	970	989,233
Mount Hood Community College District (GO) (SCH BD GTY)
5.000%, 06/15/27	590	601,699
Portland Community College District (GO)
5.000%, 06/15/27	1,375	1,376,217
State of Oregon (GO) Series A
5.000%, 05/01/27	695	706,938
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	2,025	2,038,596
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/27	635	647,866
TOTAL OREGON		22,815,298
PENNSYLVANIA — (1.0%)
County of Chester (GO) Series A
5.000%, 07/15/28	3,500	3,657,824
County of Montgomery (GO)
5.000%, 07/01/28	5,925	6,184,843
Exeter Township School District (GO) (ST AID WITHHLDG)
¤ 4.000%, 05/15/28 (Pre-refunded @ $100, 5/15/27)	3,090	3,121,573
Pennsylvania Turnpike Commission (RB) Series 1
5.000%, 12/01/27	1,430	1,474,674
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/27	1,000	1,031,240

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Philadelphia Authority for Industrial Development (RB) Series B-2
3.000%, 07/01/54	2,405	$2,405,000
TOTAL PENNSYLVANIA		17,875,154
RHODE ISLAND — (0.2%)
State of Rhode Island (GO) Series A
5.000%, 04/01/27	1,145	1,163,078
State of Rhode Island (GO) Series C
5.000%, 08/01/27	2,455	2,513,290
TOTAL RHODE ISLAND		3,676,368
SOUTH CAROLINA — (2.2%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/27	2,800	2,842,523
Beaufort County School District (GO) Series A
5.000%, 03/01/38	2,540	2,786,567
Beaufort County School District (GO) Series B
5.000%, 03/01/28	3,000	3,107,769
Beaufort County School District (GO) Series C
5.000%, 03/01/27	8,300	8,413,137
Charleston County School District (GO) Series A
5.000%, 02/01/27	1,670	1,689,915
5.000%, 05/06/27	8,310	8,448,566
Horry County School District (GO)
5.000%, 03/01/27	7,775	7,880,082
Richland County School District No. 2 (GO)
5.000%, 03/01/27	4,075	4,131,253
University of South Carolina (RB) Series A
5.000%, 05/01/27	520	528,855
TOTAL SOUTH CAROLINA		39,828,667
TENNESSEE — (1.4%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	903,827
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,835	1,868,495
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,320,160
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
County of Rutherford (GO) Series B
5.000%, 04/01/27	1,735	$1,762,370
County of Wilson (GO)
5.000%, 04/01/27	810	821,888
Metropolitan Government of Nashville & Davidson County (GO) Series B
4.000%, 01/01/38	5,975	5,996,786
Metropolitan Government of Nashville & Davidson County (GO) Series D
5.000%, 01/01/27	1,715	1,731,163
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/27	390	398,155
State of Tennessee (GO) Series A
5.000%, 08/01/27	2,510	2,517,299
5.000%, 09/01/27	1,910	1,959,204
State of Tennessee (GO) Series B
5.000%, 08/01/30	3,440	3,458,189
TOTAL TENNESSEE		24,737,536
TEXAS — (17.6%)
Alamo Community College District (GO)
5.000%, 08/15/27	500	511,910
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	1,510	1,590,175
Allen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	240	243,025
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	830	840,504
5.000%, 02/15/28	450	466,092
5.000%, 02/15/29	2,445	2,579,730
Austin Community College District (GO)
5.000%, 08/01/27	250	255,585
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/26	2,400	2,400,000
5.000%, 08/01/27	280	286,540
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	4,050	4,096,419

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	9,870	$9,877,560
5.000%, 08/15/27	530	542,838
5.000%, 08/15/28	2,625	2,742,685
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	585	599,171
Board of Regents of the University of Texas System (RB) Series C
5.000%, 08/15/27	3,275	3,354,331
Boerne Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	385	389,291
City of Anna (GO)
4.000%, 02/15/28	1,350	1,371,185
City of Austin (GO)
5.000%, 09/01/27	5,565	5,708,423
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/26	530	533,363
5.000%, 11/15/27	460	473,439
5.000%, 11/15/32	530	532,609
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,440	1,482,992
5.000%, 11/15/28	2,000	2,098,578
5.000%, 11/15/31	940	944,982
City of Carrollton (GO)
5.000%, 08/15/26	1,420	1,420,986
City of Celina (GO)
5.000%, 09/01/28	625	653,005
City of College Station (GO)
5.000%, 02/15/28	530	547,981
City of Dallas (GO)
5.000%, 08/15/27	3,340	3,419,907
5.000%, 02/15/39	10,395	11,250,542
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,275	1,279,754
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/28	1,350	1,352,356
City of Denton (GO)
5.000%, 02/15/28	2,210	2,284,302
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/27	820	830,855
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Fort Worth (GO)
5.000%, 03/01/27	5,325	$5,397,660
5.000%, 03/01/28	5,015	5,201,626
City of Grand Prairie (GO)
5.000%, 02/15/29	1,010	1,061,650
City of Houston (GO) Series A
5.000%, 03/01/27	5,815	5,895,676
City of Irving (GO)
5.000%, 09/15/27	5,075	5,209,194
City of Leander (GO)
5.000%, 08/15/27	390	398,969
City of Lewisville (GO)
5.000%, 02/15/27	815	824,706
5.000%, 02/15/28	745	770,048
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,120	1,127,451
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/28	735	766,422
City of Pflugerville (GO)
5.000%, 08/01/26	1,235	1,235,000
City of Plano (GO)
5.000%, 09/01/27	1,535	1,570,929
5.000%, 09/01/28	2,680	2,801,744
City of Richardson (GO)
5.000%, 02/15/27	1,920	1,943,992
5.000%, 02/15/28	2,000	2,069,685
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,168,898
City of San Antonio (GO)
5.000%, 02/01/27	5,030	5,091,028
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/27	1,975	1,987,862
4.000%, 02/01/28	1,480	1,481,419
City of Temple (GO)
5.000%, 08/01/27	635	649,642
City of Temple (GO) Series A
5.000%, 08/01/28	210	218,768
City of Temple (GO) Series B
5.000%, 08/01/27	230	235,303
5.000%, 08/01/28	165	171,889
City of Waco (GO)
5.000%, 02/01/28	705	729,290
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,735	1,756,310

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/29	895	$944,094
Coppell Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	240	250,619
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,670	1,746,593
County of Collin (GO)
5.000%, 02/15/27	4,015	4,067,097
5.000%, 02/15/28	1,770	1,832,753
County of Dallas (GO)
5.000%, 08/15/28	1,110	1,159,786
County of Denton (GO)
5.000%, 07/15/27	4,715	4,818,839
5.000%, 07/15/28	1,020	1,065,043
County of El Paso (GO)
5.000%, 02/15/28	1,000	1,035,454
County of Fort Bend (GO)
5.000%, 03/01/27	7,310	7,407,193
County of Harris (GO) Series A
5.000%, 09/15/27	7,955	8,155,002
5.000%, 10/01/27	2,515	2,580,844
County of Harris (GO) Series B
5.000%, 09/15/27	285	291,924
County of Montgomery (GO) Series A
5.000%, 03/01/27	1,925	1,950,817
County of Tarrant (GO)
5.000%, 07/15/28	810	844,356
5.000%, 07/15/29	395	418,593
County of Travis (GO)
5.000%, 03/01/28	16,330	16,937,698
County of Williamson (GO)
5.000%, 02/15/27	9,220	9,337,669
¤ 4.000%, 02/15/36 (Pre-refunded @ $100, 8/15/26)	2,915	2,916,116
Del Valle Independent School District (GO) (PSF-GTD) Series A
5.000%, 06/15/27	2,390	2,439,667
Denton Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/27	400	409,322
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	625	633,010
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,885	$1,928,349
5.000%, 08/15/28	1,000	1,043,843
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	165	167,027
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,105	1,117,455
4.000%, 02/15/28	2,085	2,126,212
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/27	265	267,987
5.000%, 02/15/28	1,640	1,696,891
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,112,291
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	335	338,899
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,085	3,123,056
Grand Prairie Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	6,625	6,703,550
Greenville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	95	96,223
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,675	1,695,127
5.000%, 02/15/28	3,000	3,101,778
Houston Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/27	2,245	2,271,977
5.000%, 02/15/28	1,155	1,194,185
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	4,000	4,048,491
Humble Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	150	151,818

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	160	$166,997
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	395,099
Klein Independent School District (GO) (PSF-GTD)
5.000%, 08/01/36	1,925	1,926,677
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	370	383,344
Leander Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	820	839,449
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	645	660,298
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	2,255	2,256,613
Mansfield Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/39	2,880	2,900,439
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,500	1,515,966
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,285	1,301,468
5.000%, 02/15/28	465	481,842
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/27	1,080	1,107,485
5.000%, 09/01/31	2,300	2,303,231
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,425	1,489,491
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,295	1,341,903
Pearland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	300	310,728
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/27	8,085	$8,257,878
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	605	637,578
Red Oak Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	4,730	4,897,696
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	235	237,974
5.000%, 02/15/28	985	1,019,169
5.000%, 02/15/29	750	789,446
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	4,125	4,125,000
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	2,315	2,416,963
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	755	780,226
Spring Independent School District (GO) Series B
5.000%, 08/15/26	900	900,711
State of Texas (GO)
5.000%, 10/01/27	2,150	2,209,006
State of Texas (GO) Series A
5.000%, 10/01/26	5,000	5,009,445
5.000%, 10/01/31	3,775	3,858,439
State of Texas (GO) Series B
5.000%, 08/01/29	1,435	1,465,317
5.000%, 10/01/29	1,535	1,572,444
5.000%, 10/01/31	3,260	3,332,056
State of Texas (GO) Series C
5.000%, 08/01/27	430	440,167
State of Texas (GO) Series E
5.000%, 02/01/27	1,275	1,290,022
5.000%, 08/01/27	3,290	3,367,788
Tarrant County College District (GO)
5.000%, 08/15/28	1,065	1,108,688

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	1,440	$1,488,971
5.000%, 02/01/29	1,000	1,051,718
Texas A&M University (RB) Series A
5.000%, 05/15/27	1,120	1,139,014
Texas Department of Transportation State Highway Fund (RB)
5.000%, 04/01/28	1,700	1,764,497
Texas State University System (RB) Series A
5.000%, 03/15/28	2,000	2,075,807
Texas Tech University System (RB) Series A
5.000%, 02/15/27	675	683,215
Town of Flower Mound (GO)
5.000%, 03/01/28	1,905	1,971,098
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	525	537,262
5.000%, 08/01/28	910	948,714
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/27	700	708,147
University of Houston (RB) Series A
5.000%, 02/15/29	15,000	15,793,429
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	415	424,843
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/26	1,055	1,055,772
TOTAL TEXAS		316,893,454
UTAH — (0.7%)
Alpine School District (GO) (SCH BD GTY)
4.000%, 03/15/31	1,610	1,618,250
Canyons School District (GO) (SCH BD GTY)
5.000%, 06/15/27	2,205	2,250,250
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/29	1,500	1,584,256
	Face Amount	Value†
	(000)
UTAH — (Continued)
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/27	3,040	$3,100,848
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,275	1,299,781
5.000%, 06/01/28	1,890	1,969,160
Utah Transit Authority (RB)
5.000%, 12/15/27	325	335,312
TOTAL UTAH		12,157,857
VERMONT — (0.1%)
State of Vermont (GO) Series A
5.000%, 08/15/27	1,270	1,300,633
VIRGINIA — (2.5%)
City of Alexandria (GO)
5.000%, 12/15/27	3,975	4,104,273
City of Newport News (GO) Series A
5.000%, 08/01/29	985	1,005,897
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/27	1,500	1,537,819
City of Richmond Public Utility Revenue (RB) Series B
5.000%, 01/15/29	1,500	1,580,792
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	208,141
5.000%, 04/01/28	750	778,411
County of Arlington (GO)
5.000%, 08/15/27	7,945	8,140,652
County of Chesterfield (GO) Series A
5.000%, 01/01/28	6,265	6,471,640
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	5,710	5,731,737
4.000%, 10/01/32	2,575	2,589,309
County of Fairfax (GO) (ST AID WITHHLDG) Series B
5.000%, 10/01/26	6,000	6,022,841
5.000%, 10/01/27	2,400	2,466,396
County of Henrico (GO) Series A
5.000%, 08/01/27	3,635	3,721,270
TOTAL VIRGINIA		44,359,178

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (6.2%)
City of Seattle (GO)
5.000%, 06/01/27	5,265	$5,369,946
4.000%, 12/01/34	1,165	1,164,986
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/27	685	697,230
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/27	1,670	1,689,684
5.000%, 07/01/28	6,195	6,466,920
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 08/01/27	5,000	5,118,268
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	1,580	1,591,940
County of King (GO) Series A
5.000%, 12/01/26	5,945	5,990,516
County of Spokane (GO)
5.000%, 12/01/26	4,345	4,378,266
5.000%, 12/01/27	225	231,913
Energy Northwest (RB) Series A
5.000%, 07/01/28	10,230	10,675,133
5.000%, 07/01/33	1,265	1,307,767
Energy Northwest (RB) Series C
5.000%, 07/01/33	1,105	1,142,358
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	2,370	2,388,693
5.000%, 12/01/27	2,245	2,316,356
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/29	2,000	2,134,695
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/28	7,910	8,316,315
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/26	585	589,266
5.000%, 12/01/27	320	329,874
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Kitsap County School District No. 401 Central Kitsap (GO) (SCH BD GTY)
4.000%, 12/01/28	1,240	$1,273,368
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/27	2,510	2,588,780
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/27	505	520,582
5.000%, 12/01/28	590	620,443
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	340	341,470
5.000%, 12/01/26	790	795,970
5.000%, 12/01/27	870	896,499
5.000%, 12/01/29	3,030	3,227,116
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY) Series B
4.000%, 12/01/30	6,060	6,131,747
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	1,810	1,810,000
State of Washington (GO) Series A
5.000%, 08/01/26	3,930	3,930,000
State of Washington (GO) Series B
5.000%, 08/01/29	1,115	1,115,000
State of Washington (GO) Series C
5.000%, 06/01/38	2,000	2,003,262
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	1,090	1,090,000
State of Washington (GO) Series R-2018C
5.000%, 08/01/27	2,765	2,829,551
5.000%, 08/01/31	4,955	5,061,785
State of Washington (GO) Series R-2018D
5.000%, 08/01/31	1,000	1,021,551
State of Washington (GO) Series R-2022C
4.000%, 07/01/27	4,945	5,006,521

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2025B
5.000%, 07/01/27	4,335	$4,427,694
State of Washington (GO) Series R-2025C
5.000%, 07/01/27	4,255	4,345,983
University of Washington (RB)
5.000%, 12/01/39	1,000	1,090,327
TOTAL WASHINGTON		112,027,775
WEST VIRGINIA — (0.2%)
State of West Virginia (GO) Series A
5.000%, 12/01/30	1,155	1,220,986
State of West Virginia (GO) Series B
5.000%, 06/01/33	1,605	1,657,362
TOTAL WEST VIRGINIA		2,878,348
WISCONSIN — (2.8%)
City of Madison (GO) Series D
5.000%, 10/01/27	5,575	5,722,056
Germantown School District (GO) Series A
5.000%, 04/01/27	2,215	2,250,705
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	995	1,022,284
Milwaukee Metropolitan Sewerage District (GO) Series H
5.000%, 10/01/27	8,225	8,450,540
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	4,355	$4,379,959
State of Wisconsin (GO) Series A
5.000%, 05/01/37	7,000	7,801,193
5.000%, 05/01/38	5,000	5,518,981
State of Wisconsin (GO) Series B
5.000%, 05/01/27	7,140	7,265,831
5.000%, 05/01/28	7,325	7,620,896
TOTAL WISCONSIN		50,032,445
TOTAL MUNICIPAL BONDS (Cost $1,802,167,908)		1,798,372,213
COMMERCIAL PAPER — (0.2%)
County of Harris
2.470%, 08/12/26	642	641,985
2.600%, 08/12/26	3,550	3,549,995
TOTAL COMMERCIAL PAPER (Cost $4,192,000)		4,191,980

	Shares
MONEY MARKET FUNDS — (0.1%)
BlackRock Liquidity Funds MuniCash	887,836	887,925
TOTAL INVESTMENTS — (100.0%)
(Cost $1,807,247,833)^^		$1,803,452,118
As of July 31, 2026, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$737,064	$737,064
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	927,010	927,010
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	551,555	551,555
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	388,020	388,020
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,894,287	1,894,287
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	882,677	882,677
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	443,432	443,432

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	$1,119,382	$1,119,382
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	1,097,984	1,097,984
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,559,138	1,559,138
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	1,286,898	1,286,898
Bank of America Corp.	2.861%	Fixed	CPI	Maturity	USD	37,000,000	08/27/28	—	—	2,941	2,941
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	590,402	590,402
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	731,736	731,736
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	1,123,028	1,123,028
Bank of America Corp.	2.734%	Fixed	CPI	Maturity	USD	78,000,000	04/07/28	—	—	107,674	107,674
Bank of America Corp.	2.659%	Fixed	CPI	Maturity	USD	31,000,000	06/02/28	—	—	170,190	170,190
Bank of America Corp.	2.585%	Fixed	CPI	Maturity	USD	31,000,000	06/17/28	—	—	262,420	262,420
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	1,084,143	1,084,143
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	855,784	855,784
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	1,104,993	1,104,993
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	988,603	988,603
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,822,730	1,822,730
Bank of America Corp.	2.377%	Fixed	CPI	Maturity	USD	57,000,000	02/18/27	—	—	549,572	549,572
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,693,900	1,693,900
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,672,910	1,672,910
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,994,684	1,994,684
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,659,555	1,659,555
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	2,127,099	2,127,099
Citibank, N.A.	3.320%	Fixed	CPI	Maturity	USD	56,000,000	09/15/26	—	—	95,015	95,015
Citibank, N.A.	3.272%	Fixed	CPI	Maturity	USD	38,000,000	10/01/26	—	—	65,299	65,299
Citibank, N.A.	2.772%	Fixed	CPI	Maturity	USD	42,000,000	02/25/27	—	—	217,225	217,225
Citibank, N.A.	2.736%	Fixed	CPI	Maturity	USD	30,000,000	06/30/27	—	—	145,543	145,543
Citibank, N.A.	2.721%	Fixed	CPI	Maturity	USD	30,000,000	03/07/27	—	—	166,358	166,358
Citibank, N.A.	2.627%	Fixed	CPI	Maturity	USD	61,000,000	11/24/26	—	—	436,073	436,073
Citibank, N.A.	2.403%	Fixed	CPI	Maturity	USD	67,000,000	01/14/27	—	—	501,460	501,460
Citibank, N.A.	2.368%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	1,188,372	1,188,372
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	2,545,015	2,545,015
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,691,430	1,691,430
Morgan Stanley and Co. International	3.235%	Fixed	CPI	Maturity	USD	53,000,000	10/08/26	—	—	96,759	96,759
Morgan Stanley and Co. International	3.212%	Fixed	CPI	Maturity	USD	30,000,000	10/14/26	—	—	62,901	62,901
Morgan Stanley and Co. International	3.210%	Fixed	CPI	Maturity	USD	34,000,000	10/06/26	—	—	70,027	70,027
Morgan Stanley and Co. International	3.115%	Fixed	CPI	Maturity	USD	30,000,000	10/21/26	—	—	93,246	93,246

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	3.102%	Fixed	CPI	Maturity	USD	48,000,000	10/24/26	—	—	$165,912	$165,912
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	406,003	406,003
Morgan Stanley and Co. International	2.857%	Fixed	CPI	Maturity	USD	51,000,000	07/21/28	—	—	50,438	50,438
Morgan Stanley and Co. International	2.844%	Fixed	CPI	Maturity	USD	33,000,000	08/01/28	—	—	53,382	53,382
Morgan Stanley and Co. International	2.800%	Fixed	CPI	Maturity	USD	38,000,000	08/18/28	—	—	81,774	81,774
Morgan Stanley and Co. International	2.732%	Fixed	CPI	Maturity	USD	77,000,000	11/18/26	—	—	490,111	490,111
Morgan Stanley and Co. International	2.709%	Fixed	CPI	Maturity	USD	44,000,000	05/29/28	—	—	172,737	172,737
Morgan Stanley and Co. International	2.648%	Fixed	CPI	Maturity	USD	29,000,000	05/09/28	—	—	123,902	123,902
Morgan Stanley and Co. International	2.639%	Fixed	CPI	Maturity	USD	30,000,000	12/03/26	—	—	199,930	199,930
Morgan Stanley and Co. International	2.464%	Fixed	CPI	Maturity	USD	68,000,000	01/27/27	—	—	553,829	553,829
Morgan Stanley and Co. International	2.430%	Fixed	CPI	Maturity	USD	55,000,000	07/15/32	—	—	65,397	65,397
Morgan Stanley and Co. International	2.382%	Fixed	CPI	Maturity	USD	70,000,000	01/20/27	—	—	578,807	578,807
Morgan Stanley and Co. International	2.254%	Fixed	CPI	Maturity	USD	38,000,000	12/23/26	—	—	321,974	321,974
Morgan Stanley and Co. International	2.230%	Fixed	CPI	Maturity	USD	32,000,000	12/30/26	—	—	256,504	256,504
Total Appreciation										$40,325,234	$40,325,234
Citibank, N.A.	2.025%	Fixed	CPI	Maturity	USD	67,000,000	07/22/27	—	—	(52,717)	(52,717)
Total (Depreciation)										$(52,717)	$(52,717)
Total Appreciation (Depreciation)										$40,272,517	$40,272,517
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,798,372,213	—	$1,798,372,213
Commercial Paper	—	4,191,980	—	4,191,980
Money Market Funds	$887,925	—	—	887,925
Total Investments in Securities	$887,925	$1,802,564,193	—	$1,803,452,118

DFA Municipal Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Swap Agreements**	—	$40,325,234	—	$40,325,234
Liabilities
Swap Agreements**	—	(52,717)	—	(52,717)
Total Financial Instruments	—	$40,272,517	—	$40,272,517
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.7%)
ALASKA — (0.1%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	315	$325,960
ARIZONA — (2.1%)
Arizona Board of Regents (RB) Series A
5.000%, 06/01/27	405	412,701
Arizona Department of Transportation State Highway Fund Revenue (RB)
5.000%, 07/01/27	2,000	2,043,676
City of Tucson Water System Revenue (RB)
5.000%, 07/01/38	130	144,007
5.000%, 07/01/39	455	499,575
Maricopa County High School District No. 214 Tolleson Union High School (GO) Series B
5.000%, 07/01/38	150	162,164
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/35	70	78,765
5.000%, 07/01/36	85	94,948
Maricopa County Unified School District No. 80 Chandler (GO) Series A
5.000%, 07/01/40	880	958,368
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/38	400	432,945
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/38	350	377,256
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/31	1,060	1,069,567
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Salt River Project Agricultural Improvement & Power District (RB) Series B
5.000%, 01/01/37	500	$556,858
5.000%, 05/01/39	2,670	2,911,599
TOTAL ARIZONA		9,742,429
CALIFORNIA — (1.9%)
State of California (GO)
5.000%, 08/01/27	270	276,738
5.000%, 10/01/29	1,000	1,069,679
4.000%, 09/01/32	1,000	1,000,299
5.000%, 08/01/35	2,000	2,000,000
4.000%, 09/01/35	1,820	1,820,267
5.000%, 09/01/35	600	602,184
4.000%, 10/01/36	1,000	1,008,910
State of California (GO) (BAM)
5.000%, 09/01/35	445	446,620
University of California (RB) Series AY
4.000%, 05/15/35	575	577,445
TOTAL CALIFORNIA		8,802,142
COLORADO — (1.7%)
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.250%, 12/15/39	800	887,840
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/26	350	350,959
City & County of Broomfield Water Revenue (RB)
5.000%, 12/01/36	205	229,206
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	200	218,179
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/33	805	810,378

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG)
5.500%, 12/15/36	175	$205,727
5.500%, 12/15/37	470	548,055
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	240	241,735
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/36	1,090	1,145,634
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	690	736,017
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	2,500	2,737,060
TOTAL COLORADO		8,110,790
CONNECTICUT — (1.1%)
City of Danbury (GO)
4.000%, 02/22/27	4,940	4,974,223
DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (GO) Series A
5.000%, 06/01/28	115	119,749
District of Columbia (GO) Series B
5.000%, 06/01/27	590	601,653
TOTAL DISTRICT OF COLUMBIA		721,402
FLORIDA — (7.3%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	505,400
5.000%, 07/01/28	435	453,415
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/26	785	786,379
5.000%, 09/01/38	100	108,220
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	115	$124,453
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/31	1,120	1,144,535
City of Jacksonville (RB)
5.000%, 10/01/27	170	174,683
5.000%, 10/01/28	130	136,074
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	255	255,925
5.000%, 10/01/27	120	123,167
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/38	1,500	1,642,887
County of Miami-Dade (GO) Series 2016-A
5.000%, 07/01/28	10,385	10,826,602
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/36	400	448,026
5.000%, 10/01/37	255	284,195
Hillsborough County Industrial Development Authority (RB) Series E
3.000%, 11/15/54	705	705,000
Hillsborough County School Board (COP)
5.000%, 07/01/30	75	77,699
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/38	210	229,389
5.000%, 10/01/39	470	513,050
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/28	2,105	2,207,427
4.000%, 10/01/31	4,290	4,298,398
5.000%, 10/01/36	290	317,939
5.000%, 10/01/39	200	217,039
Orlando Utilities Commission (RB) Series B
5.000%, 10/01/38	1,000	1,093,042
State of Florida (GO) Series A
5.000%, 06/01/29	1,255	1,277,928
State of Florida (GO) Series B
5.000%, 06/01/29	2,543	2,700,320

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/35	392	$404,427
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/36	1,310	1,467,482
5.000%, 07/01/37	465	516,672
Tampa Bay Water (RB)
5.000%, 10/01/26	980	983,121
TOTAL FLORIDA		34,022,894
GEORGIA — (0.6%)
City of Cartersville Water & Sewer Revenue (RB)
5.000%, 06/01/28	105	109,413
Effingham County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/39	500	545,709
Gwinnett County School District (GO)
4.000%, 02/01/37	2,185	2,214,403
TOTAL GEORGIA		2,869,525
HAWAII — (1.8%)
County of Hawaii (GO) Series D
4.000%, 09/01/27	1,100	1,107,693
State of Hawaii (GO) Series EY
5.000%, 10/01/27	3,220	3,225,596
State of Hawaii (GO) Series FH
4.000%, 10/01/30	4,000	4,004,843
TOTAL HAWAII		8,338,132
IOWA — (0.5%)
City of Des Moines (GO) Series A
4.000%, 06/01/39	2,610	2,593,894
KANSAS — (1.0%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,136,132
City of Olathe (GO) Series A
5.000%, 09/01/26	2,000	2,003,405
	Face Amount	Value†
	(000)
KANSAS — (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	$225,834
Johnson County Unified School District No. 512 Shawnee Mission (GO) Series A
5.000%, 10/01/27	310	318,270
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/26	1,080	1,082,019
TOTAL KANSAS		4,765,660
KENTUCKY — (0.6%)
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/27	585	597,030
Louisville/Jefferson County Metropolitan Government (GO) Series A
4.000%, 04/01/36	1,485	1,501,596
4.000%, 04/01/40	535	525,747
TOTAL KENTUCKY		2,624,373
LOUISIANA — (0.9%)
State of Louisiana (GO) Series B
5.000%, 09/01/27	3,590	3,680,551
5.000%, 06/01/38	675	742,596
TOTAL LOUISIANA		4,423,147
MAINE — (0.1%)
Maine Turnpike Authority (RB)
5.000%, 07/01/27	415	423,949
MARYLAND — (6.9%)
City of Baltimore (GO) Series A
5.000%, 10/15/31	160	163,718
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,135	2,195,714
County of Baltimore (GO)
5.000%, 03/01/28	1,335	1,382,747
County of Charles (GO)
5.000%, 10/01/38	620	672,394

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Frederick (GO) Series A
5.000%, 08/01/28	270	$282,127
4.000%, 04/01/39	5,000	5,016,353
County of Harford (GO)
4.000%, 10/01/39	1,605	1,604,478
County of Harford (GO) Series B
5.000%, 01/15/29	1,020	1,075,460
County of Howard (GO) Series A
5.000%, 08/15/29	840	894,281
5.000%, 08/15/36	1,525	1,673,132
County of Prince George's (GO) Series A
5.000%, 08/01/26	1,030	1,030,000
5.000%, 07/15/29	3,660	3,891,238
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,715	1,783,979
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	850	870,857
State of Maryland (GO) Series A
5.000%, 06/01/37	4,490	4,833,617
State of Maryland (GO) Series B
5.000%, 08/01/27	500	512,269
State of Maryland (GO) Series C
4.000%, 03/01/29	3,115	3,213,771
State of Maryland Department of Transportation (RB)
5.000%, 10/01/29	1,000	1,003,309
TOTAL MARYLAND		32,099,444
MASSACHUSETTS — (5.1%)
City of New Bedford (GO)
4.000%, 04/09/27	3,000	3,023,432
City of Revere (GO)
4.000%, 07/29/27	4,000	4,045,314
City of Somerville (GO)
4.000%, 05/28/27	2,000	2,018,507
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	220	237,666
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series B
5.000%, 06/01/36	1,100	$1,231,996
5.000%, 05/01/39	500	542,171
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/38	2,000	2,185,791
Commonwealth of Massachusetts (GO) Series D
4.000%, 05/01/39	935	907,209
Commonwealth of Massachusetts Transportation Fund Revenue (RB) Series A
5.000%, 06/01/35	345	391,408
5.000%, 06/01/36	1,240	1,396,750
Massachusetts Bay Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/27	885	904,488
Massachusetts Development Finance Agency (RB) Series A
5.000%, 02/15/27	940	951,941
Town of Burlington (GO)
3.500%, 04/23/27	1,000	1,004,115
Town of Canton (GO)
4.000%, 08/12/27	1,500	1,517,727
Town of Norwood (GO)
5.000%, 03/15/29	340	360,287
Town of Westborough (GO)
4.000%, 10/27/26	2,000	2,006,063
Town of Whitman (GO)
4.000%, 03/16/27	1,000	1,007,291
TOTAL MASSACHUSETTS		23,732,156
MICHIGAN — (0.5%)
Michigan State University (RB) Series A
5.000%, 08/15/38	500	546,543
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,589,383
TOTAL MICHIGAN		2,135,926
MINNESOTA — (1.8%)
City of Burnsville (GO) Series A
5.000%, 12/20/26	405	408,296

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of St. Paul (GO) Series A
5.000%, 09/01/29	1,040	$1,106,141
Eastern Carver County Schools Independent School District No. 112 (GO) (SD CRED PROG) Series A
4.000%, 02/01/38	2,170	2,171,954
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/39	1,120	1,209,628
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,011,155
State of Minnesota (GO) Series A
5.000%, 09/01/29	1,500	1,599,506
TOTAL MINNESOTA		8,506,680
MISSISSIPPI — (0.1%)
State of Mississippi (GO) Series A
5.000%, 10/01/30	305	312,858
MONTANA — (0.0%)
County of Flathead (GO)
5.000%, 07/01/36	200	225,080
NEBRASKA — (1.0%)
City of Omaha (GO)
5.000%, 04/15/28	360	373,994
City of Omaha (GO) Series B
5.000%, 04/15/27	220	223,674
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	1,150	1,208,301
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,155	1,180,678
Omaha Public Power District (RB) Series B
5.000%, 02/01/34	425	468,952
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,160	1,196,656
TOTAL NEBRASKA		4,652,255
	Face Amount	Value†
	(000)
NEVADA — (1.4%)
County of Clark (GO)
5.000%, 11/01/27	2,005	$2,064,474
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	1,198,741
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,180,237
TOTAL NEVADA		6,443,452
NEW HAMPSHIRE — (0.0%)
City of Nashua (GO)
5.000%, 10/01/35	225	251,129
NEW JERSEY — (2.7%)
City of Hoboken (GO) Series A
4.000%, 03/08/27	2,590	2,608,176
County of Hudson (GO)
4.000%, 02/24/27	4,000	4,027,086
Essex County Improvement Authority (RN)
4.000%, 03/12/27	1,700	1,712,381
Monmouth County Improvement Authority (RN)
4.000%, 03/12/27	1,065	1,072,684
Township of Woodbridge (GO)
4.000%, 03/12/27	3,000	3,022,567
TOTAL NEW JERSEY		12,442,894
NEW MEXICO — (1.0%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/34	1,950	2,066,330
City of Albuquerque (GO) Series A
4.000%, 07/01/38	1,245	1,241,275
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	1,180	1,205,446
TOTAL NEW MEXICO		4,513,051
NEW YORK — (9.2%)
Baldwinsville Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/24/27	1,000	1,010,249

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Bay Shore Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/08/27	2,000	$2,021,331
City of New York (GO) Series A-1
5.000%, 09/01/27	405	414,536
City of New York (GO) Series A-3
2.950%, 09/01/49	1,305	1,305,000
City of New York (GO) Series B-1
5.000%, 08/01/27	2,580	2,636,242
5.000%, 12/01/34	380	382,283
City of New York (GO) Series C
4.000%, 08/01/39	2,500	2,356,691
City of New York (GO) Series D
5.000%, 10/01/36	490	539,595
City of New York (GO) Series D-4
2.950%, 08/01/40	640	640,000
City of New York (GO) Series E
5.000%, 08/01/39	2,000	2,129,023
City of New York (GO) Series E-5
2.950%, 03/01/48	690	690,000
City of New York (GO) Series F-1
5.000%, 08/01/36	1,225	1,324,675
City of Rochester (GO) Series I
4.000%, 02/25/27	1,000	1,005,672
Empire State Development Corp. (RB) Series E
4.000%, 03/15/34	500	508,654
Guilderland Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/23/27	605	611,242
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/33	2,200	2,309,936
4.000%, 07/01/35	335	335,831
5.000%, 03/15/36	70	79,363
4.000%, 03/15/37	1,435	1,436,524
5.000%, 03/15/37	35	39,380
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/32	1,545	1,595,980
5.000%, 03/15/37	1,925	1,976,221
New York State Dormitory Authority (RB) Series D
4.000%, 02/15/38	1,425	1,414,014
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
4.000%, 02/15/39	4,240	$4,151,868
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	3,000	3,171,755
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	295	325,116
Town of Colonie (GO)
4.000%, 03/05/27	1,240	1,248,572
Town of Oyster Bay (GO)
4.000%, 03/05/27	2,000	2,015,725
Town of Tonawanda (GO)
4.000%, 08/21/26	1,025	1,025,365
Triborough Bridge & Tunnel Authority (RB) Series A-1
5.000%, 11/15/38	4,000	4,355,692
TOTAL NEW YORK		43,056,535
NORTH CAROLINA — (1.4%)
Charlotte-Mecklenburg Hospital Authority (RB) Series C
3.000%, 01/15/37	770	770,000
City of Asheville Water System Revenue (RB)
5.000%, 08/01/29	950	1,010,411
City of Charlotte (GO) Series B
5.000%, 07/01/37	385	431,219
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/29	800	851,122
City of Durham Water & Sewer Utility System Revenue (RB)
5.000%, 08/01/36	1,000	1,134,490
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	100	109,450
City of Winston-Salem Water & Sewer System Revenue (RB)
5.000%, 06/01/27	445	453,789
5.000%, 06/01/28	860	896,302
County of Durham (GO)
5.000%, 06/01/37	210	229,688

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
County of Durham (GO) Series B
5.000%, 10/01/27	435	$447,287
TOTAL NORTH CAROLINA		6,333,758
OHIO — (2.4%)
City of Columbus (GO) Series A
5.000%, 04/01/29	2,050	2,168,051
5.000%, 10/01/35	260	293,654
5.000%, 10/01/36	245	274,633
Columbus City School District (GO) (SD CRED PROG) Series A
5.000%, 12/01/26	320	322,416
Ohio Higher Educational Facility Commission (RB) Series B-2
2.950%, 01/01/39	2,665	2,665,000
Olentangy Local School District (GO)
5.000%, 12/01/26	260	261,955
State of Ohio (GO) Series A
5.000%, 03/01/28	630	653,335
5.000%, 06/15/30	1,475	1,590,594
5.000%, 03/01/39	840	847,418
State of Ohio (GO) Series C
5.000%, 08/01/28	2,240	2,343,249
TOTAL OHIO		11,420,305
OKLAHOMA — (0.1%)
City of Oklahoma City (GO)
5.000%, 03/01/36	560	618,365
OREGON — (2.3%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/39	250	260,625
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/29	570	606,095
5.000%, 08/01/38	265	288,659
County of Multnomah (GO) Series A
5.000%, 06/15/29	265	281,655
County of Washington (GO)
5.000%, 06/01/28	1,375	1,433,844
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,020	$4,265,801
State of Oregon (GO) Series K
5.000%, 11/01/36	265	296,685
5.000%, 11/01/37	190	211,116
5.000%, 11/01/38	690	760,894
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,134,967
TOTAL OREGON		10,540,341
PENNSYLVANIA — (0.6%)
Pennsylvania Turnpike Commission (RB) Series 1
5.000%, 12/01/26	1,505	1,516,667
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/26	555	559,302
Philadelphia Authority for Industrial Development (RB) Series B-1
3.000%, 07/01/54	150	150,000
Township of Lower Merion (GO)
5.000%, 05/01/29	605	641,718
TOTAL PENNSYLVANIA		2,867,687
RHODE ISLAND — (0.5%)
State of Rhode Island (GO) Series B
5.000%, 08/01/29	2,135	2,178,796
SOUTH CAROLINA — (2.2%)
Beaufort County School District (GO) Series B
5.000%, 03/01/27	3,000	3,040,893
Charleston County School District (GO) Series A
5.000%, 05/06/27	2,110	2,145,183
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	855	866,803
5.000%, 03/01/38	1,000	1,068,057
Spartanburg County School District No. 5 (GO)
5.000%, 06/15/27	3,000	3,055,461

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
University of South Carolina (RB) Series A
5.000%, 05/01/27	130	$132,214
TOTAL SOUTH CAROLINA		10,308,611
TENNESSEE — (3.6%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	3,175,135
City of Memphis (GO)
4.000%, 05/01/39	695	683,651
County of Knox (GO)
4.000%, 06/01/38	1,000	1,006,969
County of Shelby (GO) Series B
4.000%, 04/01/37	1,400	1,405,176
4.000%, 04/01/39	1,025	1,022,287
County of Sullivan (GO)
4.000%, 05/01/41	1,005	980,150
County of Williamson (GO)
5.000%, 04/01/29	3,620	3,834,201
County of Wilson (GO)
5.000%, 04/01/27	205	208,009
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,016,532
Metropolitan Government of Nashville & Davidson County (GO)
4.000%, 07/01/37	2,000	2,004,873
Metropolitan Government of Nashville & Davidson County (GO) Series B
4.000%, 01/01/38	1,000	1,003,646
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	560	571,709
TOTAL TENNESSEE		16,912,338
TEXAS — (22.9%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/40	315	337,474
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	285	308,362
Azle Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	500	539,492
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Board of Regents of the University of Texas System (RB) Series A
4.000%, 08/15/37	1,000	$1,000,996
5.000%, 08/15/40	280	305,427
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	125	128,028
Board of Regents of the University of Texas System (RB) Series C
5.000%, 08/15/27	420	430,174
Cedar Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,000	1,082,666
5.000%, 02/15/39	1,450	1,558,952
City of Arlington (GO) Series A
5.000%, 08/15/37	1,000	1,076,104
City of Austin (GO)
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/26)	10	10,017
5.000%, 09/01/27	2,375	2,436,209
5.000%, 09/01/36	290	321,195
5.000%, 09/01/38	270	289,941
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/39	500	535,560
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	575	578,632
City of Bedford (GO)
5.000%, 02/01/38	1,180	1,264,140
City of Cedar Park (GO)
5.000%, 02/15/33	1,825	1,870,875
City of Celina (GO)
4.125%, 09/01/26	2,520	2,522,641
5.000%, 09/01/36	500	558,714
City of Dallas (GO)
5.000%, 02/15/38	915	998,072
City of Dallas (GO) Series A
4.000%, 02/15/37	2,115	2,118,133
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	2,664,544
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	810	824,293

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Denton (GO)
5.000%, 02/15/35	1,420	$1,535,643
5.000%, 02/15/39	2,000	2,130,475
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/40	1,210	1,281,214
City of Fort Worth (GO)
5.000%, 03/01/37	1,000	1,065,908
City of Frisco (GO)
5.000%, 02/15/28	3,495	3,622,119
City of Grand Prairie (GO)
5.000%, 02/15/35	185	205,313
5.000%, 02/15/36	105	116,808
City of Houston (GO)
5.000%, 03/01/35	750	831,326
City of Leander (GO)
5.000%, 08/15/38	90	98,083
5.000%, 08/15/39	165	178,176
5.000%, 08/15/40	75	80,302
City of Lewisville (GO)
5.000%, 02/15/37	2,415	2,600,413
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/36	515	575,865
City of Pflugerville (GO)
5.000%, 08/01/37	350	372,433
City of Plano (GO)
5.000%, 09/01/26	495	495,820
5.000%, 09/01/38	1,000	1,075,641
City of Richardson (GO)
5.000%, 02/15/39	750	798,563
City of Round Rock (GO)
5.000%, 08/15/39	425	459,947
City of San Antonio (GO)
4.000%, 08/01/36	1,985	1,990,235
City of San Antonio Electric & Gas Systems Revenue (RB) Series 2020
5.000%, 02/01/37	1,615	1,684,147
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
5.000%, 02/01/37	235	253,932
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/39	500	536,970
City of Waco (GO)
5.000%, 02/01/28	185	191,374
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	1,370	1,464,978
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Collin (GO)
5.000%, 02/15/37	555	$616,869
5.000%, 02/15/38	365	391,941
County of Dallas (GO)
5.000%, 08/15/28	285	297,783
County of El Paso (GO)
5.000%, 02/15/38	420	453,988
County of Harris (GO)
5.000%, 10/01/26	495	496,781
County of Harris (GO) Series A
5.000%, 09/15/26	565	566,468
5.000%, 09/15/27	175	179,260
5.000%, 09/15/38	1,400	1,508,830
County of Harris (GO) Series B
5.000%, 09/15/27	75	76,822
County of Montgomery (GO) Series A
5.000%, 03/01/37	1,150	1,261,516
County of Williamson (GO)
5.000%, 02/15/27	1,000	1,012,762
5.000%, 02/15/39	605	645,686
Dallas College (GO)
5.000%, 02/15/28	1,020	1,055,072
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	985	1,067,657
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/34	455	505,186
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	215	217,502
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	95	96,172
Grand Prairie Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	475	480,632
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,046,876
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,630,955

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	830	$832,986
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/39	525	571,276
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/38	750	818,069
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 8/15/27)	640	654,457
5.000%, 08/15/29	1,195	1,221,385
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	2,158,144
5.000%, 02/15/30	870	923,900
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	640	683,214
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	125	125,088
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,025	1,102,871
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/39	1,275	1,364,660
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	370	386,745
5.000%, 08/01/37	400	429,450
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	305	316,047
Pearland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/35	55	61,518
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 02/15/36	65	$72,315
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/27	2,160	2,206,186
5.000%, 07/01/38	500	544,614
Red Oak Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,215	1,258,076
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	385	389,872
5.000%, 02/15/40	875	944,434
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	880	880,692
5.000%, 08/15/30	2,850	2,854,140
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	1,585,825
State of Texas (GO)
5.000%, 10/01/35	1,670	1,876,628
State of Texas (GO) Series A
5.000%, 10/01/31	985	1,006,772
State of Texas (GO) Series C
5.000%, 08/01/26	1,420	1,420,000
State of Texas (GO) Series E
5.000%, 08/01/35	970	1,089,538
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/39	780	833,317
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,760	5,938,756
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/39	205	222,771
Texas A&M University (RB) Series A
5.000%, 05/15/36	690	767,480
Texas Department of Transportation State Highway Fund (RB)
5.000%, 04/01/28	300	311,382
Texas State University System (RB) Series A
5.000%, 03/15/41	2,000	2,156,029

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas Tech University System (RB) Series A
5.000%, 02/15/40	1,250	$1,349,807
Texas Transportation Commission (GO)
5.000%, 04/01/38	1,010	1,091,980
Town of Flower Mound (GO)
5.000%, 03/01/29	1,990	2,094,276
University of Houston (RB) Series A
5.000%, 02/15/28	880	911,051
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	375	392,199
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/39	315	339,523
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/38	750	805,833
TOTAL TEXAS		107,008,390
UTAH — (1.8%)
Central Valley Water Reclamation Facility (RB)
5.000%, 03/01/39	2,000	2,171,913
Central Valley Water Reclamation Facility (RB) Series C
4.000%, 03/01/38	3,280	3,281,154
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/38	125	132,875
Timpanogos Special Service District (RB)
5.000%, 06/01/39	750	812,895
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/37	1,645	1,784,909
Utah Transit Authority (RB)
5.000%, 12/15/26	225	226,955
TOTAL UTAH		8,410,701
VIRGINIA — (2.8%)
City of Alexandria (GO)
4.000%, 12/15/39	1,140	1,141,995
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,023,768
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Richmond (GO) Series A
5.000%, 09/01/37	1,000	$1,096,539
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/27	250	250,435
County of Arlington (GO)
5.000%, 06/15/37	2,500	2,703,986
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	760	772,391
4.000%, 10/01/32	655	658,640
County of Henrico (GO) Series A
5.000%, 08/01/26	4,390	4,390,000
TOTAL VIRGINIA		13,037,754
WASHINGTON — (6.8%)
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 08/01/29	2,000	2,127,240
County of King (GO)
5.000%, 12/01/35	4,000	4,417,397
County of King (GO) Series B
5.000%, 12/01/37	1,045	1,142,794
5.000%, 12/01/38	640	707,884
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/39	2,485	2,439,903
County of Spokane (GO)
5.000%, 12/01/28	1,405	1,476,196
5.000%, 12/01/36	80	89,446
5.000%, 12/01/37	60	66,528
Energy Northwest (RB) Series A
5.000%, 07/01/36	3,610	3,941,436
5.000%, 07/01/37	165	178,766
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	575	623,761
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/39	500	543,246
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/34	335	376,676

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	285	$307,081
5.000%, 12/01/39	1,000	1,087,325
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,002,815
State of Washington (GO) Series A
5.000%, 08/01/36	1,000	1,070,064
5.000%, 08/01/38	430	473,484
State of Washington (GO) Series C
5.000%, 02/01/37	2,155	2,312,362
State of Washington (GO) Series D
5.000%, 02/01/28	1,200	1,213,554
4.000%, 06/01/37	1,115	1,117,274
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	1,010	1,111,956
State of Washington (GO) Series R-2025B
5.000%, 07/01/27	1,760	1,797,633
State of Washington (GO) Series R-2025C
5.000%, 07/01/27	1,090	1,113,307
State of Washington (GO) Series R-2026A
5.000%, 07/01/38	900	995,138
TOTAL WASHINGTON		31,733,266
WEST VIRGINIA — (0.5%)
State of West Virginia (GO) Series A
5.000%, 12/01/36	2,055	2,143,720
	Face Amount	Value†
	(000)
WISCONSIN — (2.3%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,350	$2,501,196
County of Dane (GO) Series B
5.000%, 06/01/37	2,000	2,175,153
Milwaukee Metropolitan Sewerage District (GO) Series H
5.000%, 10/01/34	175	196,322
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,380	1,460,373
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	555	603,314
State of Wisconsin (GO) Series A
5.000%, 05/01/38	1,000	1,103,796
State of Wisconsin (GO) Series B
5.000%, 05/01/37	2,370	2,549,978
TOTAL WISCONSIN		10,590,132
TOTAL MUNICIPAL BONDS (Cost $473,153,105)		465,214,144

	Shares
MONEY MARKET FUNDS — (0.3%)
BlackRock Liquidity Funds MuniCash	1,403,903	1,404,043
TOTAL INVESTMENTS — (100.0%)
(Cost $474,557,148)^^		$466,618,187
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$465,214,144	—	$465,214,144
Money Market Funds	$1,404,043	—	—	1,404,043
Total Investments in Securities	$1,404,043	$465,214,144	—	$466,618,187

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (62.9%)
U.S. Core Equity 1 Portfolio	15,469,400	$857,004,774
INTERNATIONAL EQUITIES — (37.1%)
International Core Equity 2 Portfolio	15,231,035	342,089,048
Emerging Markets Core Equity 2 Portfolio	4,973,214	163,668,479
TOTAL INTERNATIONAL EQUITIES		505,757,527
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $581,779,478)		$1,362,762,301
MONEY MARKET FUNDS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.620% (Cost $264,552)	264,552	264,552
TOTAL INVESTMENTS — (100.0%) (Cost $582,044,030)^^		$1,363,026,853
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$1,362,762,301	—	—	$1,362,762,301
Money Market Funds	264,552	—	—	264,552
Total Investments in Securities	$1,363,026,853	—	—	$1,363,026,853

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50	227,361	$120,482,404
0.125%, 02/15/51	243,205	120,543,653
0.125%, 02/15/52	248,913	120,526,304
1.500%, 02/15/53	72,397	51,927,264
TOTAL U.S. TREASURY OBLIGATIONS Cost ($611,863,157)		413,479,625
TOTAL INVESTMENTS — (100.0%)
(Cost $611,863,157)^^		$413,479,625
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$413,479,625	—	$413,479,625
Total Investments in Securities	—	$413,479,625	—	$413,479,625

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (8.0%)
	Alphabet, Inc. (GOOG US), Class C	100,453	$35,826,562
	Alphabet, Inc. (GOOGL US), Class A	129,773	46,216,058
*	AMC Global Media, Inc.	3,200	35,840
*	Anterix, Inc.	2,629	244,550
	Array Digital Infrastructure, Inc.	7,373	256,875
#*	AST SpaceMobile, Inc.	5,287	311,827
	AT&T, Inc.	337,009	7,835,459
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	363	19,751
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	5,360	272,449
	ATN International, Inc.	2,936	69,906
*	Bandwidth, Inc., Class A	3,555	139,143
*	Boston Omaha Corp., Class A	5,167	73,268
*	Cargurus, Inc.	11,428	414,151
*	Cars.com, Inc.	6,400	75,840
*	Charter Communications, Inc., Class A	1,838	266,473
	Cinemark Holdings, Inc.	19,740	722,287
*	Clear Channel Outdoor Holdings, Inc.	15,716	38,033
	Comcast Corp., Class A	142,868	3,423,117
*	comScore, Inc.	1,022	7,154
*	Creative Realities, Inc.	3,339	10,484
*	DoubleVerify Holdings, Inc.	20,600	231,750
*	EchoStar Corp., Class A	2,890	243,020
*	EW Scripps Co., Class A	12,883	36,201
	Fox Corp. (FOX US), Class B	21,488	1,116,087
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Fox Corp. (FOXA US), Class A	21,334	$1,242,279
*	Gaia, Inc.	4,112	7,607
*	GCI Liberty, Inc. (GLBKV US), Class C	3,138	72,707
*	GCI Liberty, Inc. (GLIBA US)	372	8,794
*	GDEV, Inc.	107	1,285
*	Gogo, Inc.	10,320	43,138
	Gray Media, Inc. GTN US	16,887	68,223
	IDT Corp., Class B	3,200	210,752
*	IMAX Corp.	5,208	249,151
	Iridium Communications, Inc.	10,247	485,093
*	IZEA Worldwide, Inc.	5,497	19,020
	John Wiley & Sons, Inc. (WLY US), Class A	4,814	251,291
*	Liberty Broadband Corp. (LBRDA US), Class A	939	31,982
*	Liberty Broadband Corp. (LBRDK US), Class C	2,081	70,837
*	Liberty Global Ltd. (LBTYA US), Class A	20,523	217,749
*	Liberty Global Ltd. (LBTYK US), Class C	20,277	210,070
*	Liberty Latin America Ltd. (LILA US), Class A	12,090	98,534
*	Liberty Latin America Ltd. (LILAK US), Class C	17,627	142,250
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	2,121	190,487
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	16,793	1,647,897
*	Lionsgate Studios Corp.	26,074	346,263

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Live Nation Entertainment, Inc.	7,697	$1,340,279
*	Lumen Technologies, Inc.	67,018	427,575
*	Madison Square Garden Entertainment Corp.	4,462	344,734
*	Magnite, Inc.	27,185	524,671
	Marcus Corp.	4,915	143,027
	Match Group, Inc.	14,851	585,278
*	MediaAlpha, Inc., Class A	4,188	51,847
	Meta Platforms, Inc., Class A	104,334	58,083,781
*	Netflix, Inc.	75,195	5,392,233
	New York Times Co., Class A	15,361	1,150,385
#	News Corp. (NWS US), Class B	15,297	478,337
	News Corp. (NWSA US), Class A	31,776	875,747
	Nexstar Media Group, Inc.	3,887	740,590
*	Nextdoor Holdings, Inc.	26,830	59,563
*»	Old Market Capital Corp.	797	3,383
	Omnicom Group, Inc.	22,635	1,781,374
*	Optimum Communications, Inc., Class A	8,387	6,393
#	Paramount Skydance Corp., Class B	2,662	21,190
*	Pinterest, Inc., Class A	26,642	639,674
*	PubMatic, Inc., Class A	5,258	66,251
*	QuinStreet, Inc.	5,252	81,406
*	Reddit, Inc., Class A	1,000	140,670
*	Reservoir Media, Inc.	3,267	33,454
*	ROBLOX Corp., Class A	3,481	123,924
*	Roku, Inc.	7,422	1,076,264
	Saga Communications, Inc., Class A	728	6,516
	Scholastic Corp.	3,111	126,462
	Shenandoah Telecommunications Co.	7,254	86,975
	Shutterstock, Inc.	2,636	14,234
	Sinclair, Inc.	5,284	72,602
	Sirius XM Holdings, Inc.	28,451	842,719
#*	Sphere Entertainment Co.	3,912	560,394
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Spok Holdings, Inc.	2,587	$28,198
*	Spotify Technology SA	401	200,476
*	Stagwell, Inc.	23,413	197,840
*	Starz Entertainment Corp.	1,737	45,197
*	Take-Two Interactive Software, Inc.	6,296	1,529,424
	Telephone & Data Systems, Inc.	15,952	535,668
	TKO Group Holdings, Inc.	3,042	553,066
	T-Mobile U.S., Inc.	20,652	3,566,807
*	Trade Desk, Inc., Class A	4,976	89,767
*	TripAdvisor, Inc.	10,631	150,588
*	USA TODAY Co., Inc.	21,700	188,573
	Verizon Communications, Inc.	143,073	6,697,247
	Versant Media Group, Inc.	5,702	205,215
	Walt Disney Co.	32,595	3,135,313
*	Warner Bros Discovery, Inc.	129,430	3,404,009
	Warner Music Group Corp., Class A	11,835	307,237
*	Yelp, Inc.	1,043	27,566
	Zedge, Inc., Class B	300	885
*	Ziff Davis, Inc.	3,949	209,613
TOTAL COMMUNICATION SERVICES			200,456,315
CONSUMER DISCRETIONARY — (11.8%)
*	1-800-Flowers.com, Inc., Class A	5,186	20,225
*	1stdibs.com, Inc.	3,133	13,253
*	Abercrombie & Fitch Co., Class A	10,546	1,049,749
	Academy Sports & Outdoors, Inc.	7,922	375,899
	Acushnet Holdings Corp.	10,245	1,037,511
*	Adient PLC	8,723	183,532
	ADT, Inc.	84,315	644,167
#	Advance Auto Parts, Inc.	5,996	333,018
*	Airbnb, Inc., Class A	5,273	798,965
*	Amazon.com, Inc.	392,516	106,599,240
	American Eagle Outfitters, Inc.	20,426	350,919
*	American Public Education, Inc.	2,533	122,876
*	Aptiv PLC	15,211	858,965
	Aramark	25,829	1,471,478
	Arhaus, Inc.	6,200	45,942
	Arko Corp.	3,374	26,958

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Asbury Automotive Group, Inc.	2,558	$592,689
	Autoliv, Inc.	12,799	1,576,453
*	AutoNation, Inc.	7,876	1,672,862
*	AutoZone, Inc.	346	1,043,622
	Bassett Furniture Industries, Inc.	1,200	22,764
	Bath & Body Works, Inc.	7,598	152,872
*	Beachbody Co., Inc.	1,139	11,105
*	Beazer Homes USA, Inc.	4,424	142,010
*	Bed Bath & Beyond, Inc.	9,427	47,606
	Best Buy Co., Inc.	22,006	1,898,238
#*	Birkenstock Holding PLC	15,002	580,877
	Booking Holdings, Inc.	13,433	2,591,226
*	Boot Barn Holdings, Inc.	3,312	493,455
	BorgWarner, Inc.	25,866	1,648,699
*»	Bowl America, Inc.	1,028	0
*	Bright Horizons Family Solutions, Inc.	4,727	352,351
*	Brinker International, Inc.	2,275	486,167
	Brunswick Corp.	7,757	612,803
	Buckle, Inc.	6,559	287,087
	Build-A-Bear Workshop, Inc.	1,856	62,956
*	Burlington Stores, Inc.	6,894	2,540,301
	Caleres, Inc.	4,646	59,655
*	Callaway Golf Co.	20,600	380,276
*	Capri Holdings Ltd.	7,065	112,545
*	CarMax, Inc.	11,009	630,375
	Carnival Corp. Ltd.	92,081	2,560,773
*	CarParts.com, Inc.	568	3,067
	Carriage Services, Inc.	2,352	94,950
	Carter's, Inc.	3,061	118,063
*	Carvana Co.	23,705	1,478,244
*	Cato Corp., Class A	12,500	42,750
*	Cava Group, Inc.	2,538	165,554
*	Cavco Industries, Inc.	866	473,728
	Century Communities, Inc.	3,805	255,544
*	Champion Homes, Inc.	7,662	609,972
	Cheesecake Factory, Inc.	3,190	323,530
*	Chewy, Inc., Class A	14,671	331,565
*	Chipotle Mexican Grill, Inc.	45,650	1,699,093
	Choice Hotels International, Inc.	3,696	412,067
*	Citi Trends, Inc.	1,065	71,004
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Columbia Sportswear Co.	5,331	$316,555
*	Cooper-Standard Holdings, Inc.	2,917	85,964
*	Coupang, Inc.	35,513	580,638
*	Coursera, Inc.	13,376	71,027
*	Covista, Inc.	3,882	484,668
#	Cracker Barrel Old Country Store, Inc.	1,300	73,307
	Cricut, Inc., Class A	3,780	17,728
*	Crocs, Inc.	4,285	548,523
	Crown Crafts, Inc.	3,514	10,366
*	Culp, Inc.	8,100	28,188
	Dana, Inc.	17,564	472,999
*	Deckers Outdoor Corp.	12,952	1,254,790
	Designer Brands, Inc., Class A	1,992	12,032
	Dick's Sporting Goods, Inc.	8,177	1,601,956
	Dillard's, Inc., Class A	1,187	698,360
	Dine Brands Global, Inc.	1,500	53,910
	Domino's Pizza, Inc.	1,342	466,264
*	DoorDash, Inc., Class A	10,893	2,136,771
*	Dorman Products, Inc.	3,867	514,930
	DR Horton, Inc.	16,225	2,321,148
*	Driven Brands Holdings, Inc.	13,997	199,737
*	Duluth Holdings, Inc., Class B	14,500	59,160
*	Dutch Bros, Inc., Class A	6,013	395,836
	eBay, Inc.	32,399	3,693,810
*	El Pollo Loco Holdings, Inc.	3,355	55,223
*	Envela Corp.	2,497	54,135
	Escalade, Inc.	1,450	28,797
	Ethan Allen Interiors, Inc.	3,263	73,091
*	Etsy, Inc.	7,486	611,456
	Expedia Group, Inc.	8,607	2,536,827
*	Figs, Inc., Class A	16,422	175,715
*	Five Below, Inc.	4,962	1,077,399
	Flexsteel Industries, Inc.	1,153	85,357
*	Floor & Decor Holdings, Inc., Class A	7,481	430,681
	Ford Motor Co.	253,131	3,715,963
*	Fox Factory Holding Corp.	3,696	66,528
*	Frontdoor, Inc.	7,576	550,245
*	Funko, Inc., Class A	3,800	22,154
#*	GameStop Corp., Class A	25,303	549,581

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Gap, Inc.	46,468	$933,542
	Garmin Ltd.	8,856	2,601,716
	Garrett Motion, Inc.	13,768	428,873
	General Motors Co.	90,575	8,048,494
*	Genesco, Inc.	800	30,576
	Gentex Corp.	30,960	723,226
*	Gentherm, Inc.	3,913	158,790
	Genuine Parts Co.	10,283	1,278,897
*	GigaCloud Technology, Inc., Class A	3,168	138,568
	G-III Apparel Group Ltd.	5,413	197,087
*	Global Business Travel Group I	22,576	213,117
	Gold.com, Inc.	2,426	100,339
*	Goodyear Tire & Rubber Co.	9,401	65,337
	Graham Holdings Co., Class B	645	776,283
*	Grand Canyon Education, Inc.	3,601	523,369
*	Green Brick Partners, Inc.	5,861	414,549
	Group 1 Automotive, Inc.	1,659	475,751
	H&R Block, Inc.	12,911	568,471
	Hamilton Beach Brands Holding Co., Class A	1,000	22,990
	Harley-Davidson, Inc.	7,928	194,553
	Hasbro, Inc.	9,637	905,300
	Haverty Furniture Cos., Inc. (HVT US)	2,071	51,029
*	Helen of Troy Ltd.	2,950	81,509
*	Hilton Grand Vacations, Inc.	9,683	446,774
	Hilton Worldwide Holdings, Inc.	6,411	2,054,661
*	Holley, Inc.	15,800	42,186
	Home Depot, Inc.	36,576	12,141,769
	Hooker Furnishings Corp.	1,478	20,648
*	Hovnanian Enterprises, Inc., Class A	369	45,719
#	Hyatt Hotels Corp., Class A	3,805	662,298
	Installed Building Products, Inc.	3,504	781,182
	JAKKS Pacific, Inc.	706	18,589
	Jerash Holdings U.S., Inc.	681	3,116
	Johnson Outdoors, Inc., Class A	1,404	65,862
	KB Home	9,195	505,449
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Kohl's Corp.	7,100	$135,894
	Kontoor Brands, Inc.	7,419	621,267
*	Koss Corp.	1,010	3,717
*	Krispy Kreme, Inc.	21,400	68,052
*	Kura Sushi USA, Inc., Class A	492	22,666
#	Lakeland Industries, Inc.	1,000	11,400
*	Lands' End, Inc.	2,693	32,370
#*	Latham Group, Inc.	20,202	108,283
*	Laureate Education, Inc.	18,893	723,791
	La-Z-Boy, Inc.	5,515	217,181
	LCI Industries	3,507	358,977
	Lear Corp.	6,361	831,001
*	Legacy Education, Inc.	419	4,940
*	Legacy Housing Corp.	3,926	103,097
	Leggett & Platt, Inc.	7,426	72,775
	Lennar Corp. (LEN US), Class A	12,095	996,023
	Lennar Corp. (LENB US), Class B	1,200	96,840
	Levi Strauss & Co., Class A	11,491	281,759
*	LGI Homes, Inc.	2,381	129,931
*	Liberty Live Holdings, Inc., Class A	1,079	102,203
*	Liberty Live Holdings, Inc., Class C	2,549	251,331
*	Life Time Group Holdings, Inc.	23,791	1,072,974
	Lifetime Brands, Inc.	1,970	16,489
*	Lincoln Educational Services Corp.	3,900	163,098
*	Lindblad Expeditions Holdings, Inc.	4,594	135,891
	Lithia Motors, Inc.	2,627	1,012,498
*	Live Ventures, Inc.	2,300	22,379
	LKQ Corp.	23,652	530,987
*	Lovesac Co.	1,399	22,510
	Lowe's Cos., Inc.	6,441	1,338,504
*	Lululemon Athletica, Inc.	3,343	397,382
	Macy's, Inc.	33,858	840,356
*	Malibu Boats, Inc., Class A	2,468	68,043
*	MarineMax, Inc.	3,760	129,607
	Marriott International, Inc., Class A	1,749	652,080
	Marriott Vacations Worldwide Corp.	4,085	398,328
*	MasterCraft Boat Holdings, Inc.	3,594	85,968
*	Mattel, Inc.	25,367	382,788
	Matthews International Corp., Class A	3,959	109,862

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	McDonald's Corp.	9,488	$2,567,832
	Meritage Homes Corp.	6,570	461,214
*	Mohawk Industries, Inc.	6,573	809,136
#	Monro, Inc.	4,116	50,421
*	Motorcar Parts of America, Inc.	2,184	29,266
	Movado Group, Inc.	2,400	91,632
*	National Vision Holdings, Inc.	7,050	155,382
	NIKE, Inc., Class B	34,809	1,451,883
*	Norwegian Cruise Line Holdings Ltd.	47,448	879,211
*	NVR, Inc.	291	1,788,792
*	Ollie's Bargain Outlet Holdings, Inc.	6,580	483,433
	OneSpaWorld Holdings Ltd.	10,972	282,639
*	OneWater Marine, Inc., Class A	3,800	46,550
*	O'Reilly Automotive, Inc.	26,913	2,404,677
	Oxford Industries, Inc.	1,896	71,896
#	Papa John's International, Inc.	2,590	77,441
#	Patrick Industries, Inc.	4,400	363,220
*	Peloton Interactive, Inc., Class A	14,154	90,444
	Penske Automotive Group, Inc.	6,155	1,337,543
	Perdoceo Education Corp.	8,479	269,717
*	Petco Health & Wellness Co., Inc.	32,381	90,343
	Phinia, Inc.	4,988	367,067
*	Planet Fitness, Inc., Class A	5,701	318,743
	Polaris, Inc.	5,868	393,625
	Pool Corp.	2,253	418,405
	PulteGroup, Inc.	24,354	3,080,050
*	Pursuit Attractions & Hospitality, Inc.	3,606	182,211
	PVH Corp.	5,068	439,193
#*	QuantumScape Corp.	27,734	144,771
	Ralph Lauren Corp.	5,141	1,955,328
*	Rave Restaurant Group, Inc.	205	646
*	Revolve Group, Inc.	5,809	145,864
*	RH	1,471	243,480
*	Rivian Automotive, Inc., Class A	83,922	1,277,293
	Rocky Brands, Inc.	402	19,634
	Ross Stores, Inc.	23,644	5,936,299
	Royal Caribbean Cruises Ltd.	23,183	7,379,149
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Sally Beauty Holdings, Inc.	14,352	$214,849
*	Savers Value Village, Inc.	9,142	93,797
	Service Corp. International	15,946	1,374,386
*	Shake Shack, Inc., Class A	3,578	224,519
*	SharkNinja, Inc.	12,894	2,085,862
	Shoe Station Group, Inc.	3,510	53,352
	Signet Jewelers Ltd.	8,025	745,522
*	Smith Douglas Homes Corp.	615	9,120
	Somnigroup International, Inc.	17,830	1,164,834
	Sonic Automotive, Inc., Class A	2,836	259,721
*	Sonos, Inc.	12,142	178,002
	Standard Motor Products, Inc.	2,569	98,213
	Steven Madden Ltd.	8,236	379,515
*	Stitch Fix, Inc., Class A	19,988	80,352
*	Stoneridge, Inc.	5,645	39,007
	Strategic Education, Inc.	2,792	228,944
*	Strattec Security Corp.	437	38,408
*	Stride, Inc.	4,661	374,232
	Superior Group of Cos., Inc.	1,686	19,979
	Tandy Leather Factory, Inc.	2,447	5,799
	Tapestry, Inc.	36,985	5,635,404
*	Target Hospitality Corp.	7,359	111,857
*	Tesla, Inc.	23,117	7,194,242
	Texas Roadhouse, Inc.	6,072	1,247,432
	Thor Industries, Inc.	5,889	441,498
	TJX Cos., Inc.	43,808	6,892,751
	Toll Brothers, Inc.	12,854	1,875,270
	Tractor Supply Co.	47,075	1,448,498
	Travel & Leisure Co.	5,347	406,479
*	Ulta Beauty, Inc.	3,333	1,709,262
*	Under Armour, Inc. (UA US), Class C	34,811	225,923
*	Under Armour, Inc. (UAA US), Class A	17,857	118,749
*	Unifi, Inc.	2,302	14,733
*	United Parks & Resorts, Inc.	4,351	194,185
*	Universal Electronics, Inc.	3,100	14,198
*	Universal Technical Institute, Inc.	8,514	334,685

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Upbound Group, Inc.	7,274	$141,043
*	Urban Outfitters, Inc.	15,120	1,121,602
#	Vail Resorts, Inc.	2,905	433,949
*	Valvoline, Inc.	14,315	549,839
*	Vera Bradley, Inc.	16,200	55,242
*	Versigent PLC	5,070	209,644
	VF Corp.	27,927	399,915
*	Victoria's Secret & Co.	9,405	834,035
*	Vince Holding Corp.	3,818	24,168
	Visteon Corp.	3,195	334,005
*	Warby Parker, Inc., Class A	6,346	169,375
*	Wayfair, Inc., Class A	7,421	630,043
#	Wendy's Co.	24,810	182,602
	Weyco Group, Inc.	1,047	40,833
#	Whirlpool Corp.	2,759	103,462
	Williams-Sonoma, Inc.	8,622	1,971,507
	Wingstop, Inc.	1,962	254,059
	Winmark Corp.	350	116,725
	Winnebago Industries, Inc.	3,180	96,290
	Wolverine World Wide, Inc.	7,848	154,449
	Wyndham Hotels & Resorts, Inc.	8,823	660,490
*	XPEL, Inc.	2,185	96,948
*	YETI Holdings, Inc.	6,368	311,650
	Yum! Brands, Inc.	9,314	1,427,650
*	Zumiez, Inc.	1,507	29,643
TOTAL CONSUMER DISCRETIONARY			296,964,452
CONSUMER STAPLES — (4.7%)
	Alico, Inc.	1,900	71,744
	Andersons, Inc.	5,770	408,401
	Archer-Daniels-Midland Co.	25,633	2,031,928
	B&G Foods, Inc.	2,700	9,531
*	BellRing Brands, Inc.	9,620	119,192
*	BJ's Wholesale Club Holdings, Inc.	18,829	1,841,100
	Bunge Global SA	12,980	1,378,865
	Cal-Maine Foods, Inc.	6,197	543,973
#	Campbell's Co.	6,244	137,243
	Casey's General Stores, Inc.	3,887	3,385,577
*	Central Garden & Pet Co. (CENT US)	1,889	81,321
*	Central Garden & Pet Co. (CENTA US), Class A	10,697	405,523
*	Chefs' Warehouse, Inc.	4,355	502,349
	Clorox Co.	5,736	547,960
	Coca-Cola Co.	142,168	12,452,495
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Coca-Cola Consolidated, Inc.	3,185	$598,461
	Coffee Holding Co., Inc.	2,499	8,534
	Colgate-Palmolive Co.	34,295	3,131,133
#	Conagra Brands, Inc.	38,401	557,199
	Costco Wholesale Corp.	13,596	12,941,896
*	Darling Ingredients, Inc.	17,311	1,049,739
	Del Monte Corp.	6,820	202,622
	Dole PLC	12,084	170,868
	Dollar General Corp.	19,695	2,502,250
*	Dollar Tree, Inc.	18,484	2,351,350
	Edgewell Personal Care Co.	5,858	159,279
*	elf Beauty, Inc.	2,471	204,821
	Energizer Holdings, Inc.	3,900	81,783
	Estee Lauder Cos., Inc., Class A	19,917	1,671,036
	Flowers Foods, Inc.	3,896	27,350
*	Freshpet, Inc.	4,640	276,266
	General Mills, Inc.	53,106	1,898,539
*	Herbalife Ltd.	13,736	170,601
	Hershey Co.	7,180	1,256,859
	Hormel Foods Corp.	4,800	120,048
	Ingles Markets, Inc., Class A	1,865	167,869
	Ingredion, Inc.	8,097	805,328
	Interparfums, Inc.	3,484	433,932
	J&J Snack Foods Corp.	1,527	116,815
	J.M. Smucker Co.	10,749	1,281,926
	John B Sanfilippo & Son, Inc.	985	81,519
	Kenvue, Inc.	64,511	1,241,192
	Keurig Dr. Pepper, Inc.	40,046	1,246,232
#	Kimberly-Clark Corp.	15,787	1,725,677
	Kraft Heinz Co.	73,901	1,910,341
	Kroger Co.	79,338	4,580,976
	Lamb Weston Holdings, Inc.	14,157	743,950
	Lifevantage Corp.	2,233	14,358
*	Lifeway Foods, Inc.	2,012	59,917
	Limoneira Co.	1,700	22,049
*	Mama's Creations, Inc.	2,612	48,139
*	Maplebear, Inc.	21,443	956,358
	Marzetti Co.	2,808	300,091
	McCormick & Co., Inc. (MKC US)	14,677	747,059
	McCormick & Co., Inc. (MKC/V US)	180	9,171
*	Mission Produce, Inc.	10,334	130,312

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Mondelez International, Inc., Class A	66,477	$4,142,182
*	Monster Beverage Corp.	38,647	3,724,798
*	National Beverage Corp.	7,649	242,014
*	Natural Alternatives International, Inc.	2,100	4,809
	Natural Grocers by Vitamin Cottage, Inc., Class C	2,911	93,327
*	Nature's Sunshine Products, Inc.	1,300	26,195
	Nu Skin Enterprises, Inc., Class A	5,900	30,621
	Oil-Dri Corp. of America	1,754	174,014
	PepsiCo, Inc.	50,623	7,064,946
	Pilgrim's Pride Corp.	14,174	387,801
*	Post Holdings, Inc.	7,098	648,828
	PriceSmart, Inc.	3,943	764,587
	Primo Brands Corp.	1,935	43,925
	Reynolds Consumer Products, Inc.	16,955	422,858
	Seaboard Corp.	94	414,846
*	Seneca Foods Corp. (SENEA US), Class A	1,000	165,490
*»	Seneca Foods Corp. (SENEB US), Class B	301	49,629
*	Simply Good Foods Co.	9,903	100,813
	Spectrum Brands Holdings, Inc.	3,764	334,130
#*	Sprouts Farmers Market, Inc.	16,988	1,480,674
	Sysco Corp.	28,563	2,434,710
	Target Corp.	36,571	5,284,144
	Tootsie Roll Industries, Inc.	4,601	179,531
»	TreeHouse Foods, Inc.	4,447	8,583
	Tyson Foods, Inc., Class A	15,065	873,167
*	U.S. Foods Holding Corp.	31,803	3,199,064
*	United Natural Foods, Inc.	7,224	367,196
	United-Guardian, Inc.	156	1,100
*	USANA Health Sciences, Inc.	2,400	53,064
	Utz Brands, Inc.	4,864	68,680
	Village Super Market, Inc., Class A	770	33,834
*	Vita Coco Co., Inc.	7,460	491,912
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Walmart, Inc.	125,282	$13,931,358
	WD-40 Co.	1,559	354,111
	Weis Markets, Inc.	3,173	244,480
TOTAL CONSUMER STAPLES			117,762,468
ENERGY — (2.4%)
*	Amplify Energy Corp.	8,700	34,017
	Archrock, Inc.	22,541	806,066
	Ardmore Shipping Corp.	6,557	114,026
	Atlas Energy Solutions, Inc.	14,706	158,678
	Baker Hughes Co.	71,609	4,331,628
*	Borr Drilling Ltd.	14,085	56,763
	Bristow Group, Inc.	3,445	156,127
	Cactus, Inc., Class A	5,931	385,574
#*	Centrus Energy Corp., Class A	3,218	569,361
	Cheniere Energy, Inc.	16,062	4,233,461
*	Clean Energy Fuels Corp.	26,300	51,022
	Core Laboratories, Inc.	5,595	59,531
	CVR Energy, Inc.	13,186	469,685
	Delek U.S. Holdings, Inc.	542	36,786
*	DMC Global, Inc.	6,000	40,440
	Energy Services of America Corp.	1,620	23,296
	Epsilon Energy Ltd.	14,303	80,097
	Evolution Petroleum Corp.	4,751	17,484
	Excelerate Energy, Inc., Class A	2,693	105,754
*	Expro Ltd.	14,252	227,319
*	Forum Energy Technologies, Inc.	1,425	89,305
	FutureFuel Corp.	3,578	17,711
*	Green Plains, Inc.	7,983	134,514
	Halliburton Co.	49,392	1,592,892
*	Helix Energy Solutions Group, Inc.	15,623	148,575
	Helmerich & Payne, Inc.	12,377	427,873
	HF Sinclair Corp.	22,806	2,086,065
*	Innovex International, Inc.	7,306	205,152
	Kinetik Holdings, Inc.	829	41,923
*	KLX Energy Services Holdings, Inc.	5,213	11,416
	Kodiak Gas Services, Inc.	8,197	481,246
	Liberty Energy, Inc.	17,486	327,163
*	Mammoth Energy Services, Inc.	6,100	16,165

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Marathon Petroleum Corp.	14,554	$4,605,904
*	MIND Technology, Inc.	2,772	13,805
*	Nabors Industries Ltd.	2,098	179,736
*	National Energy Services Reunited Corp.	10,576	285,129
	Natural Gas Services Group, Inc.	1,338	49,024
*	NCS Multistage Holdings, Inc.	17	799
	Noble Corp. PLC	17,173	728,135
	Nordic American Tankers Ltd.	29,128	190,206
	NOV, Inc.	38,686	751,669
*	Oil States International, Inc.	8,483	68,797
	ONEOK, Inc.	33,084	3,004,358
*	Par Pacific Holdings, Inc.	6,515	560,485
	Patterson-UTI Energy, Inc.	40,870	428,318
	PBF Energy, Inc., Class A	14,385	1,039,748
	Phillips 66	21,061	4,458,193
*	PrimeEnergy Resources Corp.	296	54,494
*	ProFrac Holding Corp., Class A	8,623	34,837
*	ProPetro Holding Corp.	14,964	166,100
	Ranger Energy Services, Inc., Class A	3,883	62,322
*	REX American Resources Corp.	5,620	241,885
	RPC, Inc.	35,369	198,420
*	Seadrill Ltd.	7,298	327,242
	Select Water Solutions, Inc.	15,710	290,949
	SLB Ltd.	93,568	4,640,037
	Solaris Energy Infrastructure, Inc.	4,135	212,580
*	Stabilis Solutions, Inc.	600	2,832
	Sunococorp LLC	6,000	458,640
	Targa Resources Corp.	16,402	4,434,609
	TechnipFMC PLC	46,799	3,353,616
	Teekay Corp. Ltd.	10,932	127,358
	Teekay Tankers Ltd., Class A	4,751	377,087
*	TETRA Technologies, Inc.	20,544	158,189
	Texas Pacific Land Corp.	5,838	2,350,262
*	Tidewater, Inc.	6,342	476,031
		Shares	Value†
ENERGY — (Continued)
*	Transocean Ltd.	142,489	$758,041
*	Valaris Ltd.	7,454	590,282
	Valero Energy Corp.	16,847	5,271,426
	Viper Energy, Inc., Class A	10,300	459,483
	Weatherford International PLC	7,814	685,991
	World Kinect Corp.	7,079	282,169
TOTAL ENERGY			59,916,303
FINANCIALS — (17.4%)
	1st Source Corp.	3,311	297,129
	Acadian Asset Management, Inc.	5,920	512,021
	ACNB Corp.	719	46,361
	Affiliated Managers Group, Inc.	3,643	1,335,997
*	Affinity Bancshares, Inc.	836	19,228
*	Affirm Holdings, Inc.	13,635	975,039
	Aflac, Inc.	25,498	3,250,485
	Alerus Financial Corp.	296	9,848
	Allstate Corp.	20,776	5,486,526
	Ally Financial, Inc.	35,484	1,537,522
*	AlTi Global, Inc.	4,621	16,636
	Amalgamated Financial Corp.	4,607	227,494
	Amerant Bancorp, Inc.	4,494	133,022
	American Coastal Insurance Corp., Class C	2,127	22,589
	American Express Co.	24,847	8,354,804
	American Financial Group, Inc.	9,291	1,316,721
	American International Group, Inc.	31,687	2,489,964
	Ameriprise Financial, Inc.	7,848	4,283,752
	Ameris Bancorp	8,793	766,838
	AMERISAFE, Inc.	2,201	63,917
	AmeriServ Financial, Inc.	300	1,371
	Ames National Corp.	629	19,241
	Aon PLC, Class A	10,309	3,716,910
	Apollo Global Management, Inc.	20,591	2,586,024
*	Arch Capital Group Ltd.	21,896	2,201,205
#	ARES Management Corp., Class A	3,884	497,502
	Arrow Financial Corp.	2,582	102,867
	Arthur J Gallagher & Co.	9,761	2,434,589

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Artisan Partners Asset Management, Inc., Class A	8,713	$341,898
	Associated Banc-Corp.	20,501	633,071
	Assurant, Inc.	5,558	1,551,738
	Assured Guaranty Ltd.	7,136	590,290
	Atlantic Union Bankshares Corp.	18,271	775,239
*	Atlanticus Holdings Corp.	1,700	179,333
	Auburn National BanCorp, Inc.	506	13,252
	Axis Capital Holdings Ltd.	11,507	1,211,917
*	Axos Financial, Inc.	7,410	751,448
*	Baldwin Insurance Group, Inc.	6,123	169,852
	Banc of California, Inc.	20,030	383,574
	BancFirst Corp.	5,329	601,218
*	Bancorp, Inc.	5,906	396,115
	Bank First Corp.	585	89,353
	Bank of America Corp.	191,203	11,845,026
	Bank of Hawaii Corp.	5,099	407,410
	Bank of Marin Bancorp	927	27,031
	Bank of New York Mellon Corp.	36,454	5,698,854
	Bank of NT Butterfield & Son Ltd.	5,813	356,279
	Bank of the James Financial Group, Inc.	1,236	33,421
	Bank OZK	14,543	746,056
	Bank7 Corp.	727	36,554
	BankUnited, Inc.	8,806	410,800
	Bankwell Financial Group, Inc.	700	47,705
	Banner Corp.	4,434	312,198
	Bar Harbor Bankshares	1,390	55,197
	BayCom Corp.	742	22,394
	BCB Bancorp, Inc.	1,023	10,220
	Beacon Financial Corp.	10,405	327,862
	BGC Group, Inc., Class A	46,427	534,839
	Blackrock, Inc.	3,599	3,924,314
	Blackstone, Inc.	4,899	625,847
*	Block, Inc.	15,690	1,274,656
	Blue Ridge Bankshares, Inc.	549	1,927
	BOK Financial Corp.	8,156	1,152,361
		Shares	Value†
FINANCIALS — (Continued)
*	Bowhead Specialty Holdings, Inc.	928	$28,388
	Bread Financial Holdings, Inc.	7,310	789,992
*	Bridgewater Bancshares, Inc.	3,552	72,745
*	Brighthouse Financial, Inc.	9,622	595,698
*	Broadway Financial Corp.	1,154	11,667
	Brown & Brown, Inc.	13,262	933,645
	Burke & Herbert Financial Services Corp.	1,051	76,986
	Business First Bancshares, Inc.	3,511	111,720
*	BV Financial, Inc.	732	15,035
	Byline Bancorp, Inc.	5,176	203,262
	C&F Financial Corp.	500	41,295
	California BanCorp	1,165	24,815
	Camden National Corp.	2,170	125,621
	Capital Bancorp, Inc.	758	28,296
	Capital City Bank Group, Inc.	2,300	119,301
	Capital One Financial Corp.	32,828	6,861,380
	Capitol Federal Financial, Inc.	17,901	158,245
	Carlyle Group, Inc.	25,830	1,188,697
	Carter Bankshares, Inc.	2,267	78,393
	Cass Information Systems, Inc.	1,795	100,376
	Cathay General Bancorp	8,858	559,737
	CB Financial Services, Inc.	824	30,183
	Cboe Global Markets, Inc.	5,617	1,742,562
	Central Pacific Financial Corp.	3,460	136,324
	CF Bankshares, Inc.	840	29,870
	Charles Schwab Corp.	46,611	4,905,342
	Chemung Financial Corp.	400	32,596
	ChoiceOne Financial Services, Inc.	447	15,211
	Chubb Ltd.	11,212	3,931,824
	Cincinnati Financial Corp.	9,056	1,609,070
	Citigroup, Inc.	51,458	6,815,612
	Citizens & Northern Corp.	1,891	48,012
	Citizens Community Bancorp, Inc.	816	17,952

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Group, Inc.	28,951	$2,074,339
	Citizens Financial Services, Inc.	329	25,504
	City Holding Co.	1,859	269,759
	Civista Bancshares, Inc.	1,100	31,966
	CME Group, Inc.	6,383	1,709,304
	CNB Financial Corp.	3,605	126,535
	CNO Financial Group, Inc.	8,350	460,001
*	Coastal Financial Corp.	1,994	81,734
	Cohen & Co., Inc.	1,174	15,556
	Cohen & Steers, Inc.	6,236	513,036
*	Coinbase Global, Inc., Class A	7,183	1,050,586
	Colony Bankcorp, Inc.	790	17,317
	Columbia Banking System, Inc.	15,146	473,615
#*	Columbia Financial, Inc.	39,582	427,881
	Commerce Bancshares, Inc.	16,320	967,286
	Community Financial System, Inc.	6,561	425,218
	Community Trust Bancorp, Inc.	2,448	192,046
	Community West Bancshares	1,965	49,184
	ConnectOne Bancorp, Inc.	5,520	181,829
*	Consumer Portfolio Services, Inc.	4,008	37,355
	Corebridge Financial, Inc.	33,165	1,034,416
*	Corpay, Inc.	8,774	3,352,633
	Crawford & Co. (CRD/A US), Class A	2,549	27,810
	Crawford & Co. (CRD/B US), Class B	3,450	34,741
#*	Credit Acceptance Corp.	1,441	819,799
	Cullen/Frost Bankers, Inc.	7,488	1,245,554
*	Customers Bancorp, Inc.	4,333	340,920
	CVB Financial Corp.	22,749	508,895
*	Dave, Inc.	1,716	639,536
	DigitalBridge Group, Inc.	15,432	244,906
	Dime Community Bancshares, Inc.	5,618	228,990
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc. (DGICA US), Class A	5,426	$107,109
*	Donnelley Financial Solutions, Inc.	3,525	166,732
	Eagle Bancorp Montana, Inc.	700	16,401
	Eagle Bancorp, Inc.	4,278	118,714
	Eagle Financial Services, Inc.	510	20,681
	East West Bancorp, Inc.	12,958	1,697,498
	Eastern Bankshares, Inc.	30,038	689,672
*	eHealth, Inc.	1,615	2,148
	Employers Holdings, Inc.	4,714	238,293
	Enact Holdings, Inc.	7,302	345,531
*	Encore Capital Group, Inc.	3,038	285,815
*	Enova International, Inc.	4,972	1,263,584
	Enterprise Financial Services Corp.	4,742	314,442
	Equitable Holdings, Inc.	45,319	2,159,450
	Equity Bancshares, Inc., Class A	2,425	122,899
#	Erie Indemnity Co., Class A	1,518	367,417
	Esquire Financial Holdings, Inc.	913	117,978
	Essent Group Ltd.	16,067	1,059,779
*	Euronet Worldwide, Inc.	3,667	261,567
	Evercore, Inc., Class A	3,058	980,272
	Everest Group Ltd.	2,840	1,062,586
	EVERTEC, Inc.	8,363	254,570
*	EZCORP, Inc., Class A	8,301	247,121
	F&G Annuities & Life, Inc.	6,573	187,791
	FactSet Research Systems, Inc.	1,649	434,017
	Farmers & Merchants Bancorp, Inc.	978	32,626
	Farmers National Banc Corp.	5,344	84,756
*	FB Bancorp, Inc.	1,924	29,735
	FB Financial Corp.	8,390	506,588
	Federal Agricultural Mortgage Corp. (AGM US), Class C	1,334	303,618
	Federated Hermes, Inc.	10,140	607,994

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity D&D Bancorp, Inc.	535	$28,141
	Fidelity National Financial, Inc.	22,945	1,183,733
	Fidelity National Information Services, Inc.	33,627	1,505,481
*	Fifth District Bancorp, Inc.	694	12,221
	Fifth Third Bancorp	59,303	3,350,619
*	Finance of America Cos., Inc., Class A	1,496	34,034
	Financial Institutions, Inc.	2,921	121,105
	Finward Bancorp	365	16,228
*	Finwise Bancorp	1,129	15,535
	First American Financial Corp.	12,730	954,623
	First BanCorp	36,242	1,048,481
	First Bancorp, Inc.	1,481	51,983
	First Bancorp/Southern Pines NC	7,528	473,285
	First Bank	916	16,973
	First Busey Corp.	10,391	320,666
	First Business Financial Services, Inc.	989	69,438
	First Capital, Inc.	510	32,273
	First Citizens BancShares, Inc., Class A	951	2,079,504
	First Commonwealth Financial Corp.	13,402	288,545
	First Community Bankshares, Inc.	3,590	171,315
	First Community Corp.	986	33,682
	First Financial Bancorp	25,352	857,658
	First Financial Bankshares, Inc.	14,409	506,332
	First Financial Corp.	1,520	122,436
	First Hawaiian, Inc.	15,406	428,133
	First Horizon Corp.	69,521	1,782,518
	First Internet Bancorp	1,600	47,136
	First Interstate BancSystem, Inc., Class A	10,871	413,315
	First Merchants Corp.	7,840	338,218
	First Mid Bancshares, Inc.	2,802	145,956
	First National Corp.	673	21,368
*	First Northwest Bancorp	4,200	48,132
	First U.S. Bancshares, Inc.	1,038	17,127
		Shares	Value†
FINANCIALS — (Continued)
	First United Corp.	1,505	$66,431
*	First Western Financial, Inc.	1,204	37,505
	FirstCash Holdings, Inc.	5,688	1,160,409
*	Firstsun Capital Bancorp	3,548	137,237
*	Fiserv, Inc.	8,399	453,042
	Five Star Bancorp	1,778	83,904
	Flagstar Bank NA	48,365	687,750
*	Flywire Corp.	15,800	252,958
	FNB Corp.	64,949	1,227,536
	Franklin Financial Services Corp.	385	24,317
	Franklin Resources, Inc.	28,398	961,556
	FS Bancorp, Inc.	850	36,473
	Fulton Financial Corp.	23,531	572,509
	FVCBankcorp, Inc.	1,089	20,245
	GCM Grosvenor, Inc., Class A	2,754	34,370
*	Genworth Financial, Inc.	46,605	458,127
	German American Bancorp, Inc.	5,088	258,877
	Glacier Bancorp, Inc.	14,720	725,549
	Global Payments, Inc.	16,903	1,421,204
	Globe Life, Inc.	7,699	1,403,143
	Goldman Sachs Group, Inc.	10,045	10,229,627
	Great Southern Bancorp, Inc.	2,505	201,177
*	Green Dot Corp., Class A	5,362	70,296
	Greene County Bancorp, Inc.	1,200	40,152
*	Greenlight Capital Re Ltd., Class A	3,313	55,161
	Hamilton Insurance Group Ltd., Class B	5,409	194,508
	Hamilton Lane, Inc., Class A	3,866	343,726
	Hancock Whitney Corp.	12,778	983,906
	Hanmi Financial Corp.	3,863	123,152
	Hanover Bancorp, Inc.	118	3,097
	Hanover Insurance Group, Inc.	4,586	1,066,841
*	Happen, Inc.	13,416	256,782
	Hartford Insurance Group, Inc.	30,878	4,381,897
	Hawthorn Bancshares, Inc.	933	36,378
	HBT Financial, Inc.	2,197	78,740

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	HCI Group, Inc.	1,385	$242,389
	Hennessy Advisors, Inc.	934	9,181
	Heritage Financial Corp.	3,262	96,979
*	Heritage Insurance Holdings, Inc.	1,200	35,244
	Hilltop Holdings, Inc.	8,077	318,557
	Hingham Institution For Savings	290	82,702
*	Hippo Holdings, Inc.	2,763	86,896
	Home Bancorp, Inc.	1,154	82,326
	Home BancShares, Inc.	25,266	785,015
	Home Federal Bancorp, Inc. of Louisiana	208	4,786
	HomeTrust Bancshares, Inc.	2,244	114,870
	Hope Bancorp, Inc.	12,184	170,698
	Horace Mann Educators Corp.	5,218	271,910
	Horizon Bancorp, Inc.	6,336	129,571
	Houlihan Lokey, Inc.	4,763	597,709
	Huntington Bancshares, Inc.	165,253	2,815,911
	Independent Bank Corp. (IBCP US)	4,359	166,514
	Independent Bank Corp. (INDB US)	4,715	395,258
	Interactive Brokers Group, Inc., Class A	3,308	291,071
	Intercontinental Exchange, Inc.	29,660	4,522,557
	International Bancshares Corp.	7,969	609,947
	Invesco Ltd.	51,904	1,536,358
	Investar Holding Corp.	909	27,379
	Investors Title Co.	166	48,022
	Jack Henry & Associates, Inc.	6,257	963,828
	Jackson Financial, Inc., Class A	9,942	1,215,708
	James River Group Holdings, Inc.	7,500	33,675
	Jefferies Financial Group, Inc.	24,349	1,329,455
	JPMorgan Chase & Co.	90,576	31,863,731
	Kearny Financial Corp.	8,353	80,105
	Kemper Corp.	6,811	193,296
*	Kentucky First Federal Bancorp	682	3,717
	KeyCorp	76,584	1,730,033
		Shares	Value†
FINANCIALS — (Continued)
	Kingstone Cos., Inc.	1,813	$36,206
	Kinsale Capital Group, Inc.	2,147	765,234
	KKR & Co., Inc.	15,755	1,598,030
	Lake Shore Bancorp, Inc.	230	3,949
	Lakeland Financial Corp.	4,557	285,496
	Landmark Bancorp, Inc.	764	23,944
	Lazard, Inc.	12,960	549,245
	LCNB Corp.	700	13,867
*	LendingTree, Inc.	1,874	59,706
	Lincoln National Corp.	21,888	998,312
	Live Oak Bancshares, Inc.	4,756	203,557
	Loews Corp.	16,661	1,932,843
	LPL Financial Holdings, Inc.	7,451	2,635,419
	M&T Bank Corp.	9,279	2,285,325
	Magyar Bancorp, Inc.	1,027	19,564
	MainStreet Bancshares, Inc.	550	12,683
*	Markel Group, Inc.	906	1,705,400
	MarketAxess Holdings, Inc.	1,190	193,137
	MarketWise, Inc.	837	16,489
*	Marqeta, Inc., Class A	11,818	205,160
	Marsh & McLennan Cos., Inc.	13,076	2,480,386
	Mastercard, Inc., Class A	28,039	16,069,151
	Mechanics Bancorp, Class A	439	7,371
	Mercantile Bank Corp.	2,301	138,244
	Merchants Bancorp	5,547	306,083
	Mercury General Corp.	7,101	760,659
	Meridian Corp.	2,200	43,208
	MetLife, Inc.	41,121	3,952,962
	Metrocity Bankshares, Inc.	2,733	96,694
	Metropolitan Bank Holding Corp.	1,337	123,646
	MGIC Investment Corp.	34,361	1,032,204
	Mid Penn Bancorp, Inc.	3,148	120,694
	Midland States Bancorp, Inc.	3,115	104,882
	Moelis & Co., Class A	7,116	477,341
	Moody's Corp.	8,706	4,164,776
	Morgan Stanley	33,324	7,012,036
	Morningstar, Inc.	1,938	373,201

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MSCI, Inc.	1,963	$1,123,307
	MVB Financial Corp.	1,500	45,975
	Nasdaq, Inc.	26,124	2,460,620
	National Bank Holdings Corp., Class A	4,848	209,385
	National Bankshares, Inc.	518	21,031
	Navient Corp.	17,038	142,949
	NB Bancorp, Inc.	237	5,453
	NBT Bancorp, Inc.	7,601	400,193
*	NCR Atleos Corp.	9,434	443,681
	Nelnet, Inc., Class A	3,729	506,659
*	NerdWallet, Inc., Class A	4,662	41,958
*	NI Holdings, Inc.	1,752	26,543
	Nicolet Bankshares, Inc.	2,825	482,849
*	NMI Holdings, Inc.	9,946	440,608
	Northeast Bank	1,293	160,552
	Northeast Community Bancorp, Inc.	1,235	32,974
	Northern Trust Corp.	16,431	2,993,564
	Northrim BanCorp, Inc.	3,600	95,436
	Northwest Bancshares, Inc.	21,654	340,834
	Norwood Financial Corp.	288	9,789
	Oak Valley Bancorp	1,680	56,902
	OceanFirst Financial Corp.	11,830	228,437
*	Octave Specialty Group, Inc.	6,600	35,640
	OFG Bancorp	5,708	301,725
	Ohio Valley Banc Corp.	237	9,968
	Old National Bancorp	45,606	1,214,944
	Old Republic International Corp.	31,855	1,376,455
	Old Second Bancorp, Inc.	5,387	136,237
	OneMain Holdings, Inc.	17,435	1,091,082
*	Onity Group, Inc.	1,033	37,870
	OP Bancorp	1,874	29,234
*	Oportun Financial Corp.	5,989	33,179
	Oppenheimer Holdings, Inc., Class A	1,336	142,471
*	OptimumBank Holdings, Inc.	2,800	21,280
	Orange County Bancorp, Inc.	434	16,601
	Origin Bancorp, Inc.	3,487	190,844
		Shares	Value†
FINANCIALS — (Continued)
	Orrstown Financial Services, Inc.	1,462	$62,471
*	Oscar Health, Inc., Class A	7,725	241,174
*	Palomar Holdings, Inc.	2,862	382,907
	Park National Corp.	2,177	453,143
	Parke Bancorp, Inc.	944	32,238
	Pathward Financial, Inc.	2,920	257,661
*	Paymentus Holdings, Inc., Class A	4,088	139,401
*	Payoneer Global, Inc.	14,940	107,120
	PayPal Holdings, Inc.	48,905	2,797,855
*	Paysign, Inc.	1,323	11,854
	PCB Bancorp	783	21,822
	Peapack-Gladstone Financial Corp.	2,762	126,997
	Pelagos Insurance Capital Ltd.	10,741	271,640
	PennyMac Financial Services, Inc.	6,630	499,968
	Peoples Bancorp of North Carolina, Inc.	800	34,400
	Peoples Bancorp, Inc.	5,619	234,088
	Peoples Financial Services Corp.	400	28,144
	Perella Weinberg Partners	5,887	103,906
	Pinnacle Financial Partners, Inc.	20,310	2,137,221
*	Pioneer Bancorp, Inc.	1,077	18,546
	Piper Sandler Cos.	7,560	573,048
	PJT Partners, Inc., Class A	1,247	209,883
	Plumas Bancorp	618	37,890
	PNC Financial Services Group, Inc.	17,872	4,465,677
*	Ponce Financial Group, Inc.	1,534	30,956
	Popular, Inc.	8,665	1,518,195
*	PRA Group, Inc.	4,169	72,416
	Preferred Bank	1,717	179,323
	Primerica, Inc.	4,299	1,375,508
	Primis Financial Corp.	1,500	24,030
	Princeton Bancorp, Inc.	613	25,280
	Principal Financial Group, Inc.	21,023	2,390,315
*	Priority Technology Holdings, Inc.	4,823	31,350
	PROG Holdings, Inc.	5,070	223,181
	Progressive Corp.	18,756	3,965,394
	Prosperity Bancshares, Inc.	10,969	821,249

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Holdings, Inc.	1,300	$23,088
	Provident Financial Services, Inc.	12,649	312,177
	Prudential Financial, Inc.	17,208	2,100,753
	QCR Holdings, Inc.	2,992	308,026
	Radian Group, Inc.	17,980	701,040
	Raymond James Financial, Inc.	13,610	2,395,088
	RBB Bancorp	2,116	55,799
	Red River Bancshares, Inc.	800	80,440
	Regional Management Corp.	1,515	48,889
	Regions Financial Corp.	69,693	2,156,998
	Reinsurance Group of America, Inc.	5,970	1,413,994
*	Remitly Global, Inc.	18,821	428,554
	RenaissanceRe Holdings Ltd.	5,264	1,684,375
	Renasant Corp.	12,273	534,735
	Republic Bancorp, Inc., Class A	3,438	342,219
*	Rhinebeck Bancorp, Inc.	1,537	18,444
	Richmond Mutual BanCorp, Inc.	807	12,630
	Riverview Bancorp, Inc.	100	530
	RLI Corp.	9,811	600,826
*	Robinhood Markets, Inc., Class A	45,283	3,919,696
#*	Rocket Cos., Inc., Class A	46,404	598,612
	S&P Global, Inc.	8,583	3,535,595
	S&T Bancorp, Inc.	4,948	258,038
	Safety Insurance Group, Inc.	2,030	209,882
	SB Financial Group, Inc.	1,000	26,280
	Seacoast Banking Corp. of Florida	10,594	368,036
*	Security National Financial Corp., Class A	3,977	37,264
	SEI Investments Co.	14,347	1,477,454
	Selective Insurance Group, Inc.	7,802	739,552
	ServisFirst Bancshares, Inc.	7,036	629,722
*	Sezzle, Inc.	2,953	456,977
	Shore Bancshares, Inc.	2,792	68,404
	Sierra Bancorp	1,944	79,237
		Shares	Value†
FINANCIALS — (Continued)
	Silvercrest Asset Management Group, Inc., Class A	800	$8,224
	Simmons First National Corp., Class A	18,551	437,618
*	SiriusPoint Ltd.	13,571	320,954
*	Skyward Specialty Insurance Group, Inc.	4,159	249,332
	SLM Corp.	34,512	897,139
	SmartFinancial, Inc.	1,389	72,784
#*	SoFi Technologies, Inc.	70,384	1,147,963
	Sound Financial Bancorp, Inc.	600	28,338
	South Plains Financial, Inc.	1,322	59,278
*	Southern First Bancshares, Inc.	700	43,680
	Southern Missouri Bancorp, Inc.	1,213	93,898
	Southside Bancshares, Inc.	4,845	157,511
	Southstate Bank Corp.	11,888	1,249,310
	SR Bancorp, Inc.	874	17,087
	State Street Corp.	17,636	3,247,846
	Stewart Information Services Corp.	3,590	242,648
	Stifel Financial Corp.	13,099	1,086,038
	Stock Yards Bancorp, Inc.	3,713	315,976
*	StoneX Group, Inc.	13,395	1,025,655
*	Summit State Bank	3,500	43,365
	Synchrony Financial	34,918	2,646,435
#	T. Rowe Price Group, Inc.	17,241	1,926,682
	Texas Capital Bancshares, Inc.	5,866	579,854
#	TFS Financial Corp.	18,591	342,260
*	Third Coast Bancshares, Inc.	582	25,515
	Timberland Bancorp, Inc.	500	22,415
	Tiptree, Inc.	5,339	94,874
*	Toast, Inc., Class A	10,132	326,960
	Tompkins Financial Corp.	2,047	204,372
	Towne Bank	10,152	384,862
	TPG, Inc.	2,954	128,972
	Tradeweb Markets, Inc., Class A	7,399	743,599
	Travelers Cos., Inc.	21,083	7,892,632
	TriCo Bancshares	4,791	275,674

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Triumph Financial, Inc.	3,047	$231,359
	Truist Financial Corp.	48,126	2,494,852
*	Trupanion, Inc.	4,699	115,079
	TrustCo Bank Corp.	2,732	155,669
	Trustmark Corp.	7,843	372,150
	U.S. Bancorp	57,148	3,600,895
	U.S. Global Investors, Inc., Class A	4,324	12,367
	UMB Financial Corp.	9,735	1,418,682
	United Bancorp, Inc.	685	10,446
	United Bancshares, Inc.	422	16,458
	United Bankshares, Inc.	31,153	1,509,363
	United Community Banks, Inc.	13,874	491,695
	United Fire Group, Inc.	3,269	167,896
	Unity Bancorp, Inc.	471	27,737
	Universal Insurance Holdings, Inc.	3,631	158,711
	Univest Financial Corp.	7,001	309,724
	Unum Group	27,047	2,329,017
	USCB Financial Holdings, Inc.	1,231	27,045
	Valley National Bancorp	65,143	930,893
	Value Line, Inc.	213	7,282
*	Velocity Financial, Inc.	3,071	53,865
	Victory Capital Holdings, Inc., Class A	6,090	603,093
	Virtu Financial, Inc., Class A	10,843	636,809
	Virtus Investment Partners, Inc.	726	115,688
	Visa, Inc., Class A	55,282	20,240,399
	Voya Financial, Inc.	12,824	1,275,090
	W.R. Berkley Corp.	23,475	1,702,876
	WaFd, Inc.	10,102	371,451
	Walker & Dunlop, Inc.	4,368	217,046
	Washington Trust Bancorp, Inc.	3,552	138,457
	Waterstone Financial, Inc.	2,602	53,393
	Webster Financial Corp.	19,343	1,493,666
	Wells Fargo & Co.	99,238	8,579,125
	WesBanco, Inc.	12,400	513,112
	West BanCorp, Inc.	1,799	50,462
	Westamerica BanCorp	4,017	241,623
	Western Alliance Bancorp	9,644	776,246
		Shares	Value†
FINANCIALS — (Continued)
	Western New England Bancorp, Inc.	3,241	$41,906
	Western Union Co.	28,723	182,678
	Westwood Holdings Group, Inc.	2,500	47,925
*	WEX, Inc.	3,657	683,713
	White Mountains Insurance Group Ltd.	520	1,090,820
	Willis Towers Watson PLC	5,930	1,992,006
	Wintrust Financial Corp.	8,584	1,369,491
#	WisdomTree, Inc.	21,666	419,670
*	World Acceptance Corp.	699	125,687
	WSFS Financial Corp.	9,060	726,612
	Zions Bancorp NA	17,665	1,231,250
TOTAL FINANCIALS			437,805,679
HEALTH CARE — (4.4%)
*	10X Genomics, Inc., Class A	10,511	496,855
*	4D Molecular Therapeutics, Inc.	6,762	68,837
††	89bio, Inc.	14,791	5,029
††	Abiomed, Inc.	1,121	17,499
*	Acadia Healthcare Co., Inc.	2,197	65,075
*	ACADIA Pharmaceuticals, Inc.	18,802	486,408
*	Aclaris Therapeutics, Inc.	1,000	5,200
	Acme United Corp.	700	39,802
*	Acumen Pharmaceuticals, Inc.	2,510	5,397
*	AdaptHealth Corp.	14,645	158,166
*	Addus HomeCare Corp.	2,360	272,533
*	Agios Pharmaceuticals, Inc.	5,562	166,971
††	Akero Therapeutics, Inc.	1,084	705
††	Albireo Pharma, Inc.	2,691	17,169
*	Align Technology, Inc.	3,993	675,456
*	Alignment Healthcare, Inc.	5,406	80,279
*	Alkermes PLC	16,751	820,632
*	Alto Neuroscience, Inc.	200	5,414
*	American Well Corp., Class A	4,900	52,675

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	AMN Healthcare Services, Inc.	4,567	$153,588
*	AngioDynamics, Inc.	4,532	67,028
*	Anika Therapeutics, Inc.	2,097	40,430
*	Annexon, Inc.	4,723	24,064
*	Arcus Biosciences, Inc.	8,959	252,554
*	Artiva Biotherapeutics, Inc.	3,040	30,704
*	Artivion, Inc.	5,041	135,250
*	Atea Pharmaceuticals, Inc.	5,020	23,594
*	AtriCure, Inc.	4,426	167,126
*	Aura Biosciences, Inc.	2,600	18,226
*	Avalo Therapeutics, Inc.	2,654	48,436
*	Aveanna Healthcare Holdings, Inc.	4,155	39,015
*	Axogen, Inc.	1,613	68,085
*	Aytu BioPharma, Inc.	1,741	3,882
*	Azenta, Inc.	6,788	190,946
*	Beam Therapeutics, Inc.	12,142	309,864
*	Bicara Therapeutics, Inc.	6,214	168,399
*	BioAge Labs, Inc.	4,542	41,060
*	BioLife Solutions, Inc.	5,118	160,091
*	Bioventus, Inc., Class A	5,490	72,303
*	Boston Scientific Corp.	34,605	1,617,092
*	Bridgebio Pharma, Inc.	7,085	567,438
*	BrightSpring Health Services, Inc.	15,023	897,023
*	Brookdale Senior Living, Inc.	25,373	370,446
#	Bruker Corp.	14,778	928,650
*	C4 Therapeutics, Inc.	12,319	42,870
	Cardinal Health, Inc.	11,318	2,603,480
*	CareDx, Inc.	6,401	279,788
*	Castle Biosciences, Inc.	4,119	115,332
*	Celldex Therapeutics, Inc.	7,903	300,788
	Cencora, Inc.	9,994	3,111,532
*	Centene Corp.	17,446	1,085,490
	Chemed Corp.	1,762	937,825
*††	Chinook Therapeutics, Inc.	7,288	0
	Cigna Group	13,761	3,840,007
*	Clover Health Investments Corp.	19,496	81,298
		Shares	Value†
HEALTH CARE — (Continued)
*	Collegium Pharmaceutical, Inc.	5,115	$181,020
	Concentra Group Holdings Parent, Inc.	16,920	535,518
	CONMED Corp.	1,858	86,025
*	Contineum Therapeutics, Inc., Class A	2,074	32,126
*	Corbus Pharmaceuticals Holdings, Inc.	1,300	11,661
*	CorVel Corp.	6,074	364,804
*	Crinetics Pharmaceuticals, Inc.	6,268	523,503
*	CryoPort, Inc.	6,500	98,085
*	Cullinan Therapeutics, Inc.	6,890	113,685
*	Cumberland Pharmaceuticals, Inc.	331	2,211
	CVS Health Corp.	31,173	3,255,396
*	Cytek Biosciences, Inc.	19,552	82,509
*	CytomX Therapeutics, Inc.	7,723	23,941
*	DaVita, Inc.	12,701	3,049,383
*	Definitive Healthcare Corp.	9,975	6,806
*	Denali Therapeutics, Inc.	15,079	347,119
	Dentsply Sirona, Inc.	15,154	202,609
*	Design Therapeutics, Inc.	4,362	53,129
*	Dexcom, Inc.	33,641	2,807,341
*	Dianthus Therapeutics, Inc.	4,017	429,498
*	Disc Medicine, Inc.	3,012	231,924
*	Doximity, Inc., Class A	8,334	174,264
*	Dyne Therapeutics, Inc.	10,359	260,840
*	Edgewise Therapeutics, Inc.	6,601	253,676
*	Edwards Lifesciences Corp.	15,591	1,341,917
*	Elanco Animal Health, Inc.	62,376	1,644,855
*	Electromed, Inc.	895	36,453
	Elevance Health, Inc.	11,069	4,160,173
*	Emergent BioSolutions, Inc.	4,000	28,880
*	Enanta Pharmaceuticals, Inc.	3,200	40,320

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Encompass Health Corp.	13,306	$1,477,897
*	Enliven Therapeutics, Inc.	1,653	90,601
*	Enovis Corp.	2,463	71,796
	Ensign Group, Inc.	6,165	1,098,356
*	Envista Holdings Corp.	19,915	543,879
*	Erasca, Inc.	24,352	441,989
*	Exelixis, Inc.	32,705	1,734,346
*	EyePoint, Inc.	6,118	74,946
*	Fortrea Holdings, Inc.	9,600	184,032
*	Fulgent Genetics, Inc.	3,912	64,744
*	Ginkgo Bioworks Holdings, Inc.	5,590	45,223
*	Glaukos Corp.	730	121,706
*	Globus Medical, Inc., Class A	12,178	959,505
*	GRAIL, Inc.	4,589	314,622
*	Guardant Health, Inc.	1,149	186,127
*	Guardian Pharmacy Services, Inc., Class A	5,041	199,271
*	Haemonetics Corp.	4,379	374,580
*	Halozyme Therapeutics, Inc.	13,388	1,105,046
*	Harmony Biosciences Holdings, Inc.	6,619	233,254
*	Harrow, Inc.	1,987	77,036
*	HealthEquity, Inc.	8,092	814,136
	HealthStream, Inc.	3,370	94,495
*	Henry Schein, Inc.	12,408	1,063,986
††	HilleVax, Inc.	5,343	591
»	Hologic, Inc.	1,802	18
	Humana, Inc.	6,780	2,466,971
*	ICON PLC	1,704	278,715
*	ICU Medical, Inc.	2,784	469,132
*	Ideaya Biosciences, Inc.	8,988	319,074
*	IDEXX Laboratories, Inc.	3,396	1,898,602
*	ImmuCell Corp.	2,105	23,597
*	Immunome, Inc.	4,689	106,722
*	Incyte Corp.	14,693	1,756,107
*	Indivior Pharmaceuticals, Inc.	10,400	416,104
*	InfuSystem Holdings, Inc.	3,700	33,818
*	Innovage Holding Corp.	2,284	25,946
*	Innoviva, Inc.	8,080	169,438
*	Inogen, Inc.	4,900	31,605
*	Insmed, Inc.	1,929	190,199
*	Instil Bio, Inc.	806	5,739
*	Insulet Corp.	3,775	624,196
*	Integer Holdings Corp.	4,492	544,475
		Shares	Value†
HEALTH CARE — (Continued)
*	Integra LifeSciences Holdings Corp.	6,572	$109,424
*	Intellia Therapeutics, Inc.	12,823	136,950
*	Intuitive Surgical, Inc.	2,338	826,086
*	Ionis Pharmaceuticals, Inc.	1,476	76,413
*	Iovance Biotherapeutics, Inc.	48,540	197,558
*	IQVIA Holdings, Inc.	8,099	1,903,427
	iRadimed Corp.	1,040	94,494
*	Ironwood Pharmaceuticals, Inc.	8,902	37,655
*	Joint Corp.	2,321	19,241
*	Keros Therapeutics, Inc.	3,600	36,252
*	Kewaunee Scientific Corp.	263	9,394
»	Kezar Life Sciences, Inc.	1,968	659
*	Kiniksa Pharmaceuticals International PLC	5,011	372,518
*	Kiora Pharmaceuticals, Inc.	1,236	3,238
*	Kodiak Sciences, Inc.	5,861	243,700
*	Krystal Biotech, Inc.	3,235	1,103,523
	Labcorp Holdings, Inc.	6,476	2,002,379
*	Lantheus Holdings, Inc.	9,250	921,670
*	Larimar Therapeutics, Inc.	14,494	55,367
	LeMaitre Vascular, Inc.	2,443	247,525
*	LeonaBio, Inc.	1,253	8,846
*	LifeStance Health Group, Inc.	40,880	428,422
*	Ligand Pharmaceuticals, Inc.	2,094	602,109
*	Lipocine, Inc.	2,730	5,788
*	Liquidia Corp.	2,544	213,976
*	Lisata Therapeutics, Inc.	2,185	2,163
*	LivaNova PLC	6,394	512,415
*	Lyell Immunopharma, Inc.	498	6,444
*	Medpace Holdings, Inc.	2,445	1,411,034
	Medtronic PLC	24,472	2,089,664
*	Merit Medical Systems, Inc.	6,910	587,419

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Mesa Laboratories, Inc.	700	$70,567
*	Mettler-Toledo International, Inc.	758	1,073,555
*	Mineralys Therapeutics, Inc.	6,892	175,884
*	Molina Healthcare, Inc.	4,386	857,989
*	Myriad Genetics, Inc.	9,543	27,293
*	Natera, Inc.	3,010	805,958
	National HealthCare Corp.	2,964	669,953
*	Nautilus Biotechnology, Inc.	5,423	5,298
*	Neogen Corp.	23,471	282,591
*	NeoGenomics, Inc.	15,174	232,010
*	Neurocrine Biosciences, Inc.	7,459	1,244,161
*	Neurogene, Inc.	1,506	49,532
*	Novocure Ltd.	7,631	113,244
	NRC Health	2,585	50,433
*	Ocular Therapeutix, Inc.	24,720	201,962
*	Olema Pharmaceuticals, Inc.	9,495	108,718
*»	OmniAb, Inc. (2200963D US)	977	0
*»	OmniAb, Inc. (2200964D US)	977	0
*	OmniAb, Inc. (OABI UQ)	19,700	39,006
*	Omnicell, Inc.	5,377	190,184
#*††	Opiant Pharmaceuticals, Inc.	1,079	0
*	Option Care Health, Inc.	17,727	408,253
	Oramed Pharmaceuticals, Inc.	4,929	20,061
*	OraSure Technologies, Inc.	11,009	44,586
*	Organogenesis Holdings, Inc.	16,264	38,546
*	ORIC Pharmaceuticals, Inc.	10,375	114,851
*	Orthofix Medical, Inc.	3,749	44,238
*	OrthoPediatrics Corp.	3,849	77,711
*	Owlet, Inc.	3,758	19,316
*	Pacira BioSciences, Inc.	5,358	141,505
*	PACS Group, Inc.	2,444	112,448
*††	PDL BioPharma, Inc.	20,904	6,480
*	Pediatrix Medical Group, Inc.	11,024	292,246
		Shares	Value†
HEALTH CARE — (Continued)
*	Pennant Group, Inc.	4,180	$168,538
#*	Penumbra, Inc.	2,985	958,752
*	Personalis, Inc.	3,467	43,892
#*	Perspective Therapeutics, Inc.	5,300	15,423
	Phibro Animal Health Corp., Class A	2,612	94,894
#*	Precipio, Inc.	410	8,877
*	Prestige Consumer Healthcare, Inc.	5,138	258,030
*	Privia Health Group, Inc.	11,894	281,531
*	Pro-Dex, Inc.	640	37,485
*	Progyny, Inc.	6,278	195,434
*	Protalix BioTherapeutics, Inc.	4,900	11,613
*	Protara Therapeutics, Inc.	4,825	18,914
*	Prothena Corp. PLC	8,339	67,713
*	PTC Therapeutics, Inc.	2,027	137,856
*	Puma Biotechnology, Inc.	3,075	24,385
	Quest Diagnostics, Inc.	11,211	2,612,275
*	RadNet, Inc.	7,849	500,609
*	Rafael Holdings, Inc., Class B	1,879	3,645
*	Rapport Therapeutics, Inc.	2,951	120,932
#*	Relay Therapeutics, Inc.	21,937	413,074
*	Repligen Corp.	3,778	532,736
	ResMed, Inc.	6,035	1,273,264
*	Rezolute, Inc.	9,806	46,284
*	Rocket Pharmaceuticals, Inc.	15,200	47,272
*	Roivant Sciences Ltd.	67,290	2,281,804
*	Sensus Healthcare, Inc.	7,608	22,139
*	Septerna, Inc.	2,183	75,204
*	Shattuck Labs, Inc.	3,697	26,138
*	SI-BONE, Inc.	4,988	88,587
*	Simulations Plus, Inc.	2,087	38,046
*	Solid Biosciences, Inc.	13,684	110,293
*	Solventum Corp.	7,152	611,067
*	Sotera Health Co.	30,462	544,051
*	STAAR Surgical Co.	4,844	118,000
	STERIS PLC	7,364	1,681,938
*	Stoke Therapeutics, Inc.	15	433
*	Strata Critical Medical, Inc.	8,375	42,043
	Stryker Corp.	7,803	2,541,437

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Supernus Pharmaceuticals, Inc.	6,812	$304,020
*	Tactile Systems Technology, Inc.	3,812	107,384
*	Tectonic Therapeutic, Inc.	1,551	43,475
*	Teladoc Health, Inc.	18,868	126,604
	Teleflex, Inc.	4,670	638,436
*	TG Therapeutics, Inc.	3,969	206,507
*	Theravance Biopharma, Inc.	4,268	71,958
*††	Third Harmonic Bio, Inc.	2,266	0
*	TransMedics Group, Inc.	2,686	205,506
*	Tyra Biosciences, Inc.	2,166	69,052
	U.S. Physical Therapy, Inc.	1,541	121,831
*	UFP Technologies, Inc.	884	225,226
	Utah Medical Products, Inc.	296	20,874
*	Vanda Pharmaceuticals, Inc.	7,939	40,489
*	Varex Imaging Corp.	8,078	90,393
#*	Vaxcyte, Inc.	13,556	733,108
*	Veeva Systems, Inc., Class A	4,380	892,556
*	Vericel Corp.	4,506	207,096
††	Verve Therapeutics, Inc.	6,317	11,750
*	Viridian Therapeutics, Inc.	9,112	172,399
*	Voyager Therapeutics, Inc.	11,700	35,451
*	Waters Corp.	3,712	1,400,575
	West Pharmaceutical Services, Inc.	3,849	1,312,355
*	Xencor, Inc.	8,100	163,701
*	Xeris Biopharma Holdings, Inc.	11,940	96,475
»	XOMA Royalty Corp.	776	908
*	Zevra Therapeutics, Inc.	4,760	45,268
	Zimmer Biomet Holdings, Inc.	14,048	1,319,529
	Zoetis, Inc.	12,869	994,645
TOTAL HEALTH CARE			110,842,610
INDUSTRIALS — (13.7%)
*	3D Systems Corp.	20,436	53,951
#	A.O. Smith Corp.	14,567	875,914
	AAON, Inc.	5,365	477,807
	ABM Industries, Inc.	7,851	376,141
	ACCO Brands Corp.	10,854	45,804
		Shares	Value†
INDUSTRIALS — (Continued)
	Acuity, Inc.	3,101	$1,018,337
	Advanced Drainage Systems, Inc.	8,712	1,206,438
	Aebi Schmidt Holding AG	4,835	62,323
	AECOM	10,224	740,115
*	AerSale Corp.	8,958	55,540
	AGCO Corp.	9,879	1,009,239
*	Air Industries Group	1,705	4,569
	Alamo Group, Inc.	1,571	249,915
*	Alaska Air Group, Inc.	15,510	735,949
	Albany International Corp., Class A	3,782	281,797
*	Allegiant Travel Co.	3,400	333,472
	Allegion PLC	9,338	1,469,801
	Allient, Inc.	2,437	213,140
*	Alpha Pro Tech Ltd.	2,405	11,857
*	Alta Equipment Group, Inc.	7,774	51,153
*	Ameresco, Inc., Class A	3,733	78,654
*	American Airlines Group, Inc.	42,938	655,663
*	American Superconductor Corp.	1,954	57,389
	AMETEK, Inc.	10,621	2,567,202
*	API Group Corp.	33,373	1,324,241
	Apogee Enterprises, Inc.	3,280	129,888
	Applied Industrial Technologies, Inc.	3,415	1,178,892
*	Aqua Metals, Inc.	766	1,938
	ArcBest Corp.	2,914	420,636
	Arcosa, Inc.	6,353	922,456
	Argan, Inc.	1,063	606,367
	Armstrong World Industries, Inc.	5,546	968,664
*	Art's-Way Manufacturing Co., Inc.	718	1,551
	Astec Industries, Inc.	2,962	150,055
#*	Astronics Corp. (ATRO US)	3,413	237,169
*	Astronics Corp. (ATROB US), Class B	1,684	116,230
*	Asure Software, Inc.	4,001	32,128
*	ATI, Inc.	16,435	3,080,576
	Atkore, Inc.	4,315	314,822
	Atmus Filtration Technologies, Inc.	8,780	453,311
	Automatic Data Processing, Inc.	15,139	4,033,938
#*	Avis Budget Group, Inc.	1,677	230,487
	AZZ, Inc.	3,732	540,095

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Barrett Business Services, Inc.	2,745	$107,165
	BGSF, Inc.	6,600	36,630
*	Blue Bird Corp.	3,575	265,944
*	BlueLinx Holdings, Inc.	1,267	68,697
	Boise Cascade Co.	6,896	526,716
	Booz Allen Hamilton Holding Corp.	11,644	811,820
*	Bowman Consulting Group Ltd.	2,768	74,321
	Brady Corp., Class A	5,584	526,404
*	BrightView Holdings, Inc.	10,971	143,062
	Brink's Co.	4,451	527,221
	Broadridge Financial Solutions, Inc.	8,774	1,350,757
*	Broadwind, Inc.	3,185	12,740
*	Builders FirstSource, Inc.	12,850	853,754
*	CACI International, Inc., Class A	2,544	1,266,276
*	Cadeler AS (CDLR US), ADR	198	4,497
	Cadre Holdings, Inc.	3,427	105,654
	Carlisle Cos., Inc.	4,505	1,621,440
	Carpenter Technology Corp.	3,276	1,702,406
	Carrier Global Corp.	27,107	1,675,484
*	Casella Waste Systems, Inc., Class A	4,101	367,901
	Caterpillar, Inc.	22,053	17,969,005
*	CBIZ, Inc.	563	31,010
*	CECO Environmental Corp.	8,213	541,155
*	Centuri Holdings, Inc.	2,540	70,714
	CH Robinson Worldwide, Inc.	12,585	1,859,182
*	Cimpress PLC	1,824	180,029
	Cintas Corp.	13,954	2,855,407
*	Civeo Corp.	743	23,412
*	Clean Harbors, Inc.	7,483	2,341,281
	CNH Industrial NV	71,972	737,713
	Columbus McKinnon Corp.	4,597	88,124
	Comfort Systems USA, Inc.	2,886	4,991,885
	CompX International, Inc.	811	22,959
*	Concrete Pumping Holdings, Inc.	4,922	47,891
*	Conduent, Inc.	20,948	32,888
#*	Construction Partners, Inc., Class A	3,553	367,203
	Copa Holdings SA, Class A	3,829	540,731
		Shares	Value†
INDUSTRIALS — (Continued)
*	Copart, Inc.	25,548	$743,958
*	Core & Main, Inc., Class A	20,647	907,849
*	Costamare Bulkers Holdings Ltd.	3,200	62,592
	Covenant Logistics Group, Inc.	2,605	92,530
*»	CPI Aerostructures, Inc.	2,525	12,650
	CRA International, Inc.	1,047	187,444
	Crane Co.	6,315	1,348,000
	CSW Industrials, Inc.	1,796	572,798
	CSX Corp.	75,373	3,798,799
	Cummins, Inc.	8,131	5,156,680
	Curtiss-Wright Corp.	2,222	1,608,728
*	Custom Truck One Source, Inc.	22,175	225,076
	Deere & Co.	13,409	7,947,112
	Delta Air Lines, Inc.	63,505	5,552,877
	Deluxe Corp.	4,918	127,229
*	Distribution Solutions Group, Inc.	2,652	91,680
*	DNOW, Inc.	28,231	398,622
	Donaldson Co., Inc.	15,549	1,465,338
	Douglas Dynamics, Inc.	3,080	135,920
	Dover Corp.	12,446	2,546,701
	DuPont de Nemours, Inc.	8,076	1,106,412
*	DXP Enterprises, Inc.	1,748	274,471
*	Dycom Industries, Inc.	3,481	1,396,125
	Eastern Co.	312	7,401
	Eaton Corp. PLC	5,688	2,361,658
	EMCOR Group, Inc.	3,691	2,943,314
	Emerson Electric Co.	19,656	2,944,862
*	Energy Focus, Inc.	910	2,775
*	Energy Recovery, Inc.	4,025	34,816
	Enerpac Tool Group Corp.	7,620	272,339
	EnerSys	4,804	893,784
	Ennis, Inc.	3,943	85,957
	Enpro, Inc.	3,438	1,079,257
*	Enviri Corp.	3,185	70,643
	Equifax, Inc.	8,960	1,546,675
	Esab Corp.	5,184	448,572
	ESCO Technologies, Inc.	2,920	920,647
	Espey Mfg. & Electronics Corp.	419	24,792
*	Everus Construction Group, Inc.	6,242	782,934
	EVI Industries, Inc.	123	1,731
*	ExlService Holdings, Inc.	17,316	587,532

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Expeditors International of Washington, Inc.	14,498	$2,434,069
	Exponent, Inc.	3,661	244,738
	Fastenal Co.	62,020	2,958,974
	Federal Signal Corp.	6,612	826,169
	FedEx Corp.	14,565	4,477,281
*	Fedex Freight Holding Co., Inc.	7,282	1,023,339
	Ferguson Enterprises, Inc.	15,823	3,707,804
*	First Advantage Corp.	1,100	21,824
	Flowserve Corp.	13,033	990,378
*	Fluence Energy, Inc.	5,840	81,351
*	Fluor Corp.	17,180	861,921
	Fortive Corp.	17,946	1,062,583
	Fortune Brands Innovations, Inc.	9,726	479,103
*	Franklin Covey Co.	2,340	50,193
	Franklin Electric Co., Inc.	4,753	497,734
*	FreightCar America, Inc.	3,484	27,767
*	Frontier Group Holdings, Inc.	16,801	113,407
#	FTAI Aviation Ltd.	8,212	1,691,672
*	FTI Consulting, Inc.	4,149	661,268
*	Gates Industrial Corp. Ltd.	34,057	952,915
	GATX Corp.	5,801	1,037,625
	GE Vernova, Inc.	1,838	1,820,153
*	Gencor Industries, Inc.	1,048	14,924
*	Generac Holdings, Inc.	4,511	889,163
	General Electric Co.	31,646	11,394,775
	Genpact Ltd.	21,889	769,836
*	Gibraltar Industries, Inc.	2,639	111,524
	Global Industrial Co.	4,216	150,680
	Gorman-Rupp Co.	3,516	285,464
	Graco, Inc.	12,465	989,472
*	Graham Corp.	467	44,785
#	Granite Construction, Inc.	4,678	565,898
	Greenbrier Cos., Inc.	3,960	195,030
	Griffon Corp.	4,135	356,313
*	GXO Logistics, Inc.	12,803	642,198
*	Hayward Holdings, Inc.	24,549	371,426
*	Healthcare Services Group, Inc.	8,872	206,718
	Heartland Express, Inc.	10,100	123,523
	HEICO Corp. (HEI US)	2,263	806,443
	HEICO Corp. (HEIA US), Class A	2,448	629,821
		Shares	Value†
INDUSTRIALS — (Continued)
	Helios Technologies, Inc.	3,588	$279,541
	Herc Holdings, Inc.	5,040	756,706
	Hexcel Corp.	8,621	887,532
*	Hillman Solutions Corp.	17,886	140,763
	HireQuest, Inc.	1,219	15,749
	HNI Corp.	4,916	221,269
	Honeywell International, Inc.	12,915	3,138,991
	Howmet Aerospace, Inc.	13,525	3,817,566
	Hub Group, Inc., Class A	7,775	361,771
	Hubbell, Inc.	4,852	2,292,813
*	Hudson Technologies, Inc.	6,390	38,596
*	Hurco Cos., Inc.	2,500	52,100
*	Huron Consulting Group, Inc.	3,291	499,475
*	Hyliion Holdings Corp.	9,260	32,966
	Hyster-Yale, Inc.	1,643	54,925
*	IBEX Holdings Ltd.	2,196	77,607
	ICF International, Inc.	2,697	218,241
	IDEX Corp.	4,034	929,635
*	IES Holdings, Inc.	1,947	1,449,619
	Illinois Tool Works, Inc.	19,546	5,608,725
	Ingersoll Rand, Inc.	18,887	1,574,798
*	Innodata, Inc.	3,680	231,214
*	Innovative Solutions & Support, Inc.	400	7,316
	Insperity, Inc.	1,315	66,552
	Insteel Industries, Inc.	2,607	79,905
	Interface, Inc.	7,483	256,368
	ITT, Inc.	6,834	1,339,327
	Jacobs Solutions, Inc.	7,932	1,070,265
*	Janus International Group, Inc.	9,376	48,099
	JB Hunt Transport Services, Inc.	8,522	2,315,853
	JBT Marel Corp.	149	20,632
*	JetBlue Airways Corp.	50,576	304,973
	Johnson Controls International PLC	41,377	6,068,351
	Kadant, Inc.	1,292	397,290
	Karat Packaging, Inc.	1,611	64,827
	KBR, Inc.	12,174	445,690
	Kelly Services, Inc., Class A	1,353	20,079
	Kennametal, Inc.	6,003	203,922
	Kforce, Inc.	3,986	226,285
*	Kirby Corp.	9,075	1,190,095
	Knight-Swift Transportation Holdings, Inc.	19,235	1,337,410
	Korn Ferry	6,717	552,608

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	L.B. Foster Co., Class A	876	$36,030
	Landstar System, Inc.	3,926	686,147
	Lennox International, Inc.	2,744	1,141,175
*	Limbach Holdings, Inc.	1,470	105,399
	Lincoln Electric Holdings, Inc.	6,250	1,633,187
	Lindsay Corp.	1,070	118,577
*	Liquidity Services, Inc.	3,459	134,832
*	Loar Holdings, Inc.	5,639	385,990
	Louisiana-Pacific Corp.	7,441	538,952
	LSI Industries, Inc.	4,384	102,542
	Luxfer Holdings PLC	3,026	51,533
*	Lyft, Inc., Class A	16,411	260,278
*	Manitowoc Co., Inc.	5,633	78,017
	ManpowerGroup, Inc.	4,295	225,144
	Marten Transport Ltd.	9,721	143,774
	Masco Corp.	9,610	686,923
*	MasTec, Inc.	7,482	1,968,514
*	Mastech Digital, Inc.	1,600	12,416
*	Masterbrand, Inc.	25,281	208,568
*	Matrix Service Co.	5,354	62,106
	Matson, Inc.	4,076	825,757
	Maximus, Inc.	5,689	342,762
*	Mayville Engineering Co., Inc.	932	23,924
	McGrath RentCorp	2,810	323,571
*	Middleby Corp.	5,230	698,623
*	Midera Food Processing, Inc.	5,230	250,778
	Miller Industries, Inc.	1,864	93,759
	MillerKnoll, Inc.	5,395	121,495
*	Mistras Group, Inc.	2,600	39,546
*	Mobility Global, Inc.	8,583	174,922
*	Modine Manufacturing Co.	4,785	962,072
	MSA Safety, Inc.	3,493	664,613
	MSC Industrial Direct Co., Inc., Class A	5,495	678,083
	Mueller Industries, Inc.	25,074	1,665,164
	Mueller Water Products, Inc., Class A	16,698	421,458
*	MYR Group, Inc.	1,659	552,812
*	Nephros, Inc.	2,332	7,905
*	Nextpower, Inc., Class A	9,716	873,177
	NL Industries, Inc.	7,700	44,198
	Nordson Corp.	3,283	977,612
*	NPK International, Inc.	10,835	135,329
	nVent Electric PLC	10,934	1,681,977
		Shares	Value†
INDUSTRIALS — (Continued)
*	NWPX Infrastructure, Inc.	1,465	$180,312
	Old Dominion Freight Line, Inc.	7,499	1,590,838
	Omega Flex, Inc.	600	17,676
*	Onterris, Inc.	1,876	39,377
*	OPENLANE, Inc.	17,417	692,500
*	Orion Energy Systems, Inc.	1,100	11,110
*	Orion Group Holdings, Inc.	4,820	47,140
	Otis Worldwide Corp.	13,109	943,193
	Owens Corning	13,917	1,933,071
	PACCAR, Inc.	28,369	3,763,999
*	PAMT Corp.	3,004	48,409
	Pangaea Logistics Solutions Ltd.	10,402	79,159
	Park Aerospace Corp.	1,437	48,714
	Parker-Hannifin Corp.	2,842	2,775,298
	Park-Ohio Holdings Corp.	1,783	71,195
*	Parsons Corp.	12,580	556,162
	Paychex, Inc.	15,509	1,812,072
	Paycom Software, Inc.	1,953	320,214
*	Paylocity Holding Corp.	3,877	534,619
	Pentair PLC	13,278	868,912
*	Perma-Pipe International Holdings, Inc.	980	23,667
*	Pioneer Power Solutions, Inc.	3,496	10,173
	Pitney Bowes, Inc.	13,916	243,947
*	Planet Labs PBC	30,582	626,319
#*	Plug Power, Inc.	139,044	286,431
	Powell Industries, Inc.	4,947	1,032,340
*	Power Solutions International, Inc.	2,032	56,104
	Preformed Line Products Co.	783	279,515
	Primoris Services Corp.	8,827	745,087
*	Proto Labs, Inc.	3,061	229,728
	Quanex Building Products Corp.	5,066	90,377
	Quanta Services, Inc.	1,184	790,154
#*	QXO, Inc.	34,131	453,942
*	Radiant Logistics, Inc.	4,889	40,285
*	RBC Bearings, Inc.	1,905	1,050,246
*	RCM Technologies, Inc.	1,905	53,892
	Regal Rexnord Corp.	8,462	1,736,656
	Republic Services, Inc.	14,835	3,123,509
*	Resideo Technologies, Inc.	14,435	495,120
#	Robert Half, Inc.	8,588	324,626

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Rocket Lab Corp.	25,338	$1,645,703
	Rockwell Automation, Inc.	5,616	2,696,129
	Rollins, Inc.	43,594	1,655,264
	Rush Enterprises, Inc. (RUSHA US), Class A	9,910	790,719
	Rush Enterprises, Inc. (RUSHB US), Class B	2,925	227,360
*	RXO, Inc.	10,464	211,896
	Ryder System, Inc.	5,230	1,341,077
*	Saia, Inc.	1,931	671,274
	Schneider National, Inc., Class B	7,231	258,436
	Science Applications International Corp.	4,113	481,756
	Sensata Technologies Holding PLC	13,811	639,311
*	Shoals Technologies Group, Inc., Class A	19,935	174,232
*	SIFCO Industries, Inc.	1,584	40,836
	Simpson Manufacturing Co., Inc.	4,447	834,880
*	SiteOne Landscape Supply, Inc.	4,790	452,368
	Snap-on, Inc.	4,602	1,888,707
	Southwest Airlines Co.	42,074	1,892,068
*	SPX Technologies, Inc.	5,136	1,127,968
	SS&C Technologies Holdings, Inc.	19,443	1,498,083
*	StandardAero, Inc.	16,605	486,693
	Standex International Corp.	1,293	383,374
	Stanley Black & Decker, Inc.	7,633	721,929
*	Sterling Infrastructure, Inc.	2,867	1,710,940
*	Sunrun, Inc.	25,249	247,693
*	Symbotic, Inc.	777	33,450
	TaskUS, Inc., Class A	1,750	10,622
*	Taylor Devices, Inc.	619	31,773
*	Team, Inc.	735	12,789
*	TechPrecision Corp.	1,825	8,614
	Tecnoglass Holdings, Inc.	5,224	226,931
	Tennant Co.	2,368	198,983
	Terex Corp.	17,829	1,120,374
	Tetra Tech, Inc.	21,515	713,437
*	TIC Solutions, Inc.	7,341	53,663
	Timken Co.	8,929	1,228,184
		Shares	Value†
INDUSTRIALS — (Continued)
*	Titan International, Inc.	9,194	$66,381
*	Titan Machinery, Inc.	4,124	70,067
	Toro Co.	11,192	1,028,209
	Trane Technologies PLC	5,458	2,483,117
*	Transcat, Inc.	1,115	95,188
	TransDigm Group, Inc.	1,468	1,841,430
	TransUnion	12,971	1,019,780
*	Trex Co., Inc.	9,797	424,798
	TriNet Group, Inc.	4,184	275,433
	Trinity Industries, Inc.	10,364	323,771
*	TrueBlue, Inc.	3,600	25,488
*	TTEC Holdings, Inc.	4,700	11,703
	Tutor Perini Corp.	11,511	964,046
	Twin Disc, Inc.	1,591	36,291
*	Uber Technologies, Inc.	43,610	3,068,400
	UFP Industries, Inc.	7,509	651,331
*	U-Haul Holding Co. (UHAL US)	1,803	127,851
	U-Haul Holding Co. (UHAL/B US)	15,215	952,155
	UL Solutions, Inc., Class A	2,416	221,402
*	Ultralife Corp.	900	4,671
	UniFirst Corp.	1,651	483,710
	Union Pacific Corp.	24,283	7,093,793
*	United Airlines Holdings, Inc.	29,860	3,622,914
	United Parcel Service, Inc., Class B	35,505	3,700,331
	United Rentals, Inc.	4,560	4,921,426
	Universal Logistics Holdings, Inc.	3,779	50,563
*	Upwork, Inc.	11,865	108,683
	Valmont Industries, Inc.	2,109	1,015,905
	Veralto Corp.	22,294	2,099,426
	Verisk Analytics, Inc.	7,282	1,418,898
	Vertiv Holdings Co., Class A	14,652	3,539,484
*	Vestis Corp.	14,122	204,204
*	Vicor Corp.	3,727	772,868
	Virco Mfg. Corp.	4,104	24,829
	VSE Corp.	2,354	457,594
	Wabash National Corp.	6,958	87,392
	Waste Management, Inc.	18,296	4,144,959
#	Watsco, Inc. (WSO US)	2,924	904,393
	Watts Water Technologies, Inc., Class A	2,929	1,012,819
	Werner Enterprises, Inc.	7,772	290,828

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	WESCO International, Inc.	5,598	$1,922,857
	Westinghouse Air Brake Technologies Corp.	9,503	2,764,043
*»	Wilhelmina International, Inc.	1,866	972
*	Willdan Group, Inc.	2,029	139,047
	Willis Lease Finance Corp.	2,568	183,175
#	WillScot Holdings Corp.	22,925	556,619
	Worthington Enterprises, Inc.	6,215	349,345
	WW Grainger, Inc.	3,272	4,522,624
*	XPO, Inc.	11,113	2,233,380
	Xylem, Inc.	13,983	1,635,592
	Zurn Elkay Water Solutions Corp., Class C	14,853	750,225
TOTAL INDUSTRIALS			344,748,737
INFORMATION TECHNOLOGY — (31.7%)
*	908 Devices, Inc.	2,993	23,974
	A10 Networks, Inc.	8,666	256,254
	Accenture PLC, Class A	17,491	2,902,107
*	ACCESS Newswire, Inc.	1,602	10,557
*	ACI Worldwide, Inc.	11,540	661,588
*	ACM Research, Inc., Class A	6,359	498,991
	Adeia, Inc.	15,083	401,962
*	Adobe, Inc.	4,379	1,096,545
*	ADTRAN Holdings, Inc.	4,714	40,116
	Advanced Energy Industries, Inc.	3,064	887,089
*	Advanced Micro Devices, Inc.	24,722	11,771,380
*	Agilysys, Inc.	1,914	201,276
*	Airgain, Inc.	5,884	34,068
*	Akamai Technologies, Inc.	8,710	1,003,218
*	Alarm.com Holdings, Inc.	4,750	260,062
#*	Allegro MicroSystems, Inc.	17,058	707,907
#*	Alpha & Omega Semiconductor Ltd.	3,451	109,535
*	Ambarella, Inc.	3,098	266,428
	Amdocs Ltd.	10,642	592,972
	Amkor Technology, Inc.	31,684	1,580,081
	Amphenol Corp., Class A	41,791	6,715,814
*	Amtech Systems, Inc.	531	8,146
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Analog Devices, Inc.	12,059	$4,430,597
*	Appfolio, Inc., Class A	1,284	231,364
	Apple, Inc.	488,632	150,943,311
	Applied Materials, Inc.	11,630	5,904,202
#*	Applied Optoelectronics, Inc.	2,542	239,761
*	AppLovin Corp., Class A	7,752	3,069,017
*	Arista Networks, Inc.	8,087	1,458,490
*	Arrow Electronics, Inc.	6,603	1,430,012
*	Astera Labs, Inc.	2,288	712,094
*	AstroNova, Inc.	2,800	81,060
*	Atlassian Corp., Class A	622	62,831
#*	Aurora Innovation, Inc.	89,937	580,094
*	Autodesk, Inc.	6,455	1,511,761
*	AvePoint, Inc.	15,652	203,946
	Avnet, Inc.	12,935	1,149,145
*	Aware, Inc.	17,700	21,240
*	Axcelis Technologies, Inc.	3,464	451,636
*	Backblaze, Inc., Class A	6,601	90,566
	Badger Meter, Inc.	1,916	257,415
	Bel Fuse, Inc. (BELFA US), Class A	230	51,320
#	Bel Fuse, Inc. (BELFB US), Class B	1,420	386,197
	Belden, Inc.	4,233	525,104
	Benchmark Electronics, Inc.	5,652	450,860
	Bentley Systems, Inc., Class B	10,153	359,822
*	Bill Holdings, Inc.	11,248	507,622
*	BK Technologies Corp.	438	35,040
*	Blackbaud, Inc.	4,106	175,737
*	BlackLine, Inc.	3,230	101,422
*	Box, Inc., Class A	9,919	312,944
	Broadcom, Inc.	69,705	27,134,762
*	Cadence Design Systems, Inc.	1,754	596,395
*	Calix, Inc.	6,211	222,975
	CDW Corp.	9,964	1,472,779
*	Cerence, Inc.	4,314	36,755
*	CEVA, Inc.	3,555	116,071
*	Ciena Corp.	15,108	5,696,471
#*	Cipher Digital, Inc.	49,876	1,113,232
*	Cirrus Logic, Inc.	5,485	709,485
	Cisco Systems, Inc.	175,925	20,405,541
*	Cleanspark, Inc.	21,221	292,001
	Clear Secure, Inc., Class A	9,535	526,713
*	Clearfield, Inc.	1,682	50,897

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Climb Global Solutions, Inc.	2,600	$69,706
*	Cloudflare, Inc., Class A	1,700	474,266
*	Coda Octopus Group, Inc.	1,400	14,196
	Cognex Corp.	10,314	672,885
	Cognizant Technology Solutions Corp., Class A	26,593	1,471,923
*	Coherent Corp.	12,672	3,331,342
*	Cohu, Inc.	4,549	218,307
*	Comtech Telecommunications Corp.	5,308	8,917
*	Consensus Cloud Solutions, Inc.	2,448	89,107
*	CoreWeave, Inc., Class A	4,228	303,444
*	Corsair Gaming, Inc.	4,491	47,650
*	CPS Technologies Corp.	2,534	9,933
*	Credo Technology Group Holding Ltd.	16,721	3,461,080
*	Crexendo, Inc.	1,953	13,437
*	Crowdstrike Holdings, Inc., Class A	2,372	452,720
	CTS Corp.	4,567	292,836
*	CVD Equipment Corp.	3,019	21,767
*	Daily Journal Corp.	277	162,627
*	Daktronics, Inc.	5,185	102,507
*	Data I/O Corp.	1,818	5,163
*	Datadog, Inc., Class A	2,827	757,551
	Dell Technologies, Inc., Class C	3,387	1,372,988
*	Diebold Nixdorf, Inc.	3,521	259,110
*	Digi International, Inc.	4,771	332,634
*	Digital Turbine, Inc.	11,857	95,567
*	DigitalOcean Holdings, Inc.	4,402	517,235
*	Diodes, Inc.	6,214	511,536
*	Docusign, Inc.	11,723	642,772
	Dolby Laboratories, Inc., Class A	6,476	380,854
*	Dropbox, Inc., Class A	10,573	344,257
*	Dynatrace, Inc.	13,451	596,148
*	Eastman Kodak Co.	10,610	89,124
*	eGain Corp.	2,871	19,580
*	Elastic NV	2,884	189,738
*	Enphase Energy, Inc.	7,743	290,672
	Entegris, Inc.	6,967	829,421
*	EPAM Systems, Inc.	5,253	554,507
	ePlus, Inc.	3,675	339,607
*	Everforth, Inc.	5,295	150,590
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Everpure, Inc., Class A	8,392	$647,611
*	Everspin Technologies, Inc.	844	12,263
*	F5, Inc.	5,495	2,212,122
*	Fabrinet	2,332	1,015,376
*	Fair Isaac Corp.	756	848,965
*	Fastly, Inc., Class A	19,339	438,222
*	First Solar, Inc.	7,007	1,478,687
*	Five9, Inc.	3,323	91,416
*	Flex Ltd.	13,211	1,502,751
*	FormFactor, Inc.	8,239	874,982
*	Fortinet, Inc.	32,176	5,210,903
*	Frequency Electronics, Inc.	400	23,188
*	Freshworks, Inc., Class A	25,096	284,965
*	Gartner, Inc.	3,429	517,848
	Gen Digital, Inc.	66,131	1,815,296
#	GLOBALFOUNDRIES, Inc.	13,290	664,367
*	Globant SA	2,507	91,756
*	GoDaddy, Inc., Class A	6,781	561,060
*	Guidewire Software, Inc.	4,215	640,427
	Hackett Group, Inc.	3,314	35,526
*	Harmonic, Inc.	15,531	179,383
	Hewlett Packard Enterprise Co.	77,801	3,726,668
	HP, Inc.	31,351	854,942
*	HubSpot, Inc.	457	108,474
*	I3 Verticals, Inc., Class A	2,726	57,410
*	Ichor Holdings Ltd.	3,973	299,048
*	Identiv, Inc.	3,087	8,150
#*	indie Semiconductor, Inc., Class A	7,752	25,039
	Information Services Group, Inc.	1,800	7,488
*	Inseego Corp.	1,459	10,257
*	Insight Enterprises, Inc.	3,541	456,541
*	Intapp, Inc.	3,191	104,314
*	Intel Corp.	91,697	8,271,069
*	Intellicheck, Inc.	2,135	7,707
*	Intellinetics, Inc.	872	4,813
#	InterDigital, Inc.	6,851	2,088,356
	International Business Machines Corp.	43,593	9,749,574
*	inTEST Corp.	5,028	62,096
	Intuit, Inc.	995	314,490
#*	IonQ, Inc.	8,156	297,205
*	IPG Photonics Corp.	4,672	397,400
*	Itron, Inc.	7,357	733,199
	Jabil, Inc.	7,133	2,247,252
*	Keysight Technologies, Inc.	6,162	1,966,171

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Kimball Electronics, Inc.	3,127	$77,331
	KLA Corp.	43,520	7,956,326
*	Klaviyo, Inc., Class A	7,994	142,613
*	Knowles Corp.	18,046	660,303
	Kulicke & Soffa Industries, Inc.	5,755	513,346
*	KVH Industries, Inc.	6,300	58,338
	Lam Research Corp.	19,728	5,780,699
*	Lantronix, Inc.	3,593	19,330
*	Lattice Semiconductor Corp.	3,515	436,809
*	LGL Group, Inc.	276	1,904
#*	Life360, Inc.	2,482	134,152
	Littelfuse, Inc.	2,850	1,260,070
*	LiveRamp Holdings, Inc.	1,186	44,914
*	Lumentum Holdings, Inc.	3,938	2,811,496
*	MACOM Technology Solutions Holdings, Inc.	5,116	1,286,367
*	Manhattan Associates, Inc.	4,246	812,515
	Marvell Technology, Inc.	32,680	6,129,461
*	MaxLinear, Inc.	2,034	135,912
	Methode Electronics, Inc.	3,301	46,181
	Microchip Technology, Inc.	19,191	1,425,699
	Micron Technology, Inc.	33,445	27,526,238
	Microsoft Corp.	291,492	135,462,162
*	Mirion Technologies, Inc.	29,221	437,731
*	Mitek Systems, Inc.	6,206	103,640
	MKS, Inc.	5,931	1,764,176
*	MongoDB, Inc.	3,024	1,020,540
	Monolithic Power Systems, Inc.	854	1,217,830
	Motorola Solutions, Inc.	10,349	4,509,577
*	M-Tron Industries, Inc.	138	11,368
	Napco Security Technologies, Inc.	2,780	103,082
*	NCR Voyix Corp.	1,712	14,158
	NetApp, Inc.	16,876	3,012,366
*	NETGEAR, Inc.	3,401	82,168
*	NetScout Systems, Inc.	9,386	381,729
*	NetSol Technologies, Inc.	1,773	7,642
*	nLight, Inc.	5,265	362,232
*	Nortech Systems, Inc.	3,549	48,053
#*	Novanta, Inc.	2,982	425,084
*	Nutanix, Inc., Class A	11,996	707,884
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NVE Corp.	473	$54,996
	NVIDIA Corp.	801,601	160,921,401
	NXP Semiconductors NV	12,067	2,765,274
*	Okta, Inc.	14,404	2,044,360
*	ON Semiconductor Corp.	17,664	1,441,559
	OneSpan, Inc.	5,413	83,793
*	Onto Innovation, Inc.	3,664	947,437
*	Ooma, Inc.	1,000	21,750
#*	Optical Cable Corp.	2,889	42,931
	Oracle Corp.	57,873	7,515,967
#*	OSI Systems, Inc.	1,798	398,059
*	Palantir Technologies, Inc., Class A	12,289	1,512,284
*	Palo Alto Networks, Inc.	3,924	1,302,101
	PC Connection, Inc.	3,326	278,453
*	PDF Solutions, Inc.	4,493	207,082
	Pegasystems, Inc.	11,562	353,219
*	Penguin Solutions, Inc.	6,946	365,568
*	Photronics, Inc.	7,565	229,144
*	Pixelworks, Inc.	1,733	10,415
*	Plexus Corp.	3,460	869,636
*	Porch Group, Inc.	10,700	154,615
	Power Integrations, Inc.	5,310	322,370
*	Procore Technologies, Inc.	5,143	281,682
*	Progress Software Corp.	5,456	221,459
*	PTC, Inc.	5,222	716,458
*	Q2 Holdings, Inc.	5,530	336,611
	Qnity Electronics, Inc.	13,405	1,758,468
*	Qorvo, Inc.	9,146	828,353
	QUALCOMM, Inc.	46,083	6,802,312
*	Qualys, Inc.	4,040	584,790
	Ralliant Corp.	7,149	467,330
*	Rambus, Inc.	12,364	1,125,495
*	Red Violet, Inc.	1,076	74,653
*	Research Solutions, Inc.	2,175	4,785
*	RF Industries Ltd.	1,368	16,854
*	Ribbon Communications, Inc.	18,267	39,091
	Richardson Electronics Ltd.	900	16,461
*	Rimini Street, Inc.	4,190	20,154
#	RingCentral, Inc., Class A	5,872	326,601
#*	Riot Platforms, Inc.	39,336	793,407
*	Rogers Corp.	2,176	268,671
	Roper Technologies, Inc.	1,536	602,066
	Salesforce, Inc.	20,930	3,851,539

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Samsara, Inc., Class A	1,489	$55,495
*	Sandisk Corp.	814	988,872
*	Sanmina Corp.	6,277	1,164,760
*	ScanSource, Inc.	5,008	283,553
	Seagate Technology Holdings PLC	11,231	9,615,196
*	Semtech Corp.	4,354	512,988
*	SentinelOne, Inc., Class A	21,233	404,701
*	ServiceNow, Inc.	3,560	395,979
*	Silicon Laboratories, Inc.	3,474	755,595
*	SiTime Corp.	745	398,724
#	Skyworks Solutions, Inc.	14,213	885,186
*	Snowflake, Inc.	3,909	1,146,432
*	Sono-Tek Corp.	1,854	9,585
*	Sprinklr, Inc., Class A	14,889	94,694
*	Super Micro Computer, Inc.	42,316	1,201,774
#*	Synaptics, Inc.	5,261	564,611
*	Synopsys, Inc.	6,195	2,408,368
*	T Stamp, Inc., Class A	4,930	13,212
	TD SYNNEX Corp.	7,767	1,986,022
	TE Connectivity PLC	14,289	2,939,104
*	Telos Corp.	5,291	23,492
*	Teradata Corp.	9,096	281,885
	Teradyne, Inc.	8,369	3,077,198
	Texas Instruments, Inc.	30,916	8,524,778
*	TransAct Technologies, Inc.	8,853	45,859
*	Trimble, Inc.	15,661	886,099
*	Trio-Tech International	200	1,996
*	TTM Technologies, Inc.	21,137	2,440,055
*	Tucows, Inc., Class A	800	12,352
*	Turtle Beach Corp.	1,754	21,487
*	Twilio, Inc., Class A	15,846	3,127,208
*	Tyler Technologies, Inc.	870	269,352
#*	UiPath, Inc., Class A	36,496	465,689
*	Ultra Clean Holdings, Inc.	4,592	382,560
*	Unity Software, Inc.	31,381	995,092
	Universal Display Corp.	3,761	301,482
	Universal Safety Products, Inc.	2,443	8,868
*	Veeco Instruments, Inc.	6,990	349,500
	VeriSign, Inc.	4,082	1,183,862
*	Viavi Solutions, Inc.	26,427	976,478
*	VirnetX Holding Corp.	704	9,152
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vishay Intertechnology, Inc.	12,559	$429,769
*	Vishay Precision Group, Inc.	1,676	154,276
	Vistance Networks, Inc.	22,503	264,185
	Vontier Corp.	19,894	639,194
	Western Digital Corp.	5,361	2,920,887
*	WidePoint Corp.	1,192	12,123
*	Workday, Inc., Class A	697	111,757
#	Xerox Holdings Corp.	3,945	11,638
*	Xperi, Inc.	5,663	43,662
*	Yext, Inc.	14,477	79,044
*	Zebra Technologies Corp., Class A	3,681	1,081,551
*	Zeta Global Holdings Corp., Class A	16,591	358,366
*	Zoom Communications, Inc.	20,967	2,014,300
*	Zscaler, Inc.	1,480	223,776
TOTAL INFORMATION TECHNOLOGY			800,046,141
MATERIALS — (3.1%)
	Albemarle Corp.	6,634	780,424
*	Alto Ingredients, Inc.	3,550	16,898
#	Amcor PLC	37,294	1,673,755
*	American Vanguard Corp.	13,400	32,026
*	Ampco-Pittsburgh Corp.	5,501	44,228
	AptarGroup, Inc.	7,061	945,892
	Ardagh Metal Packaging SA	29,814	141,020
	Ashland, Inc.	4,608	334,587
*	Aspen Aerogels, Inc.	9,692	44,874
	Avery Dennison Corp.	8,103	1,375,322
	Avient Corp.	9,312	338,212
*	Axalta Coating Systems Ltd.	21,141	757,059
	Balchem Corp.	3,468	581,081
	Ball Corp.	15,658	1,016,204
	Cabot Corp.	4,735	416,775
	Caledonia Mining Corp. PLC	2,344	43,106
	Celanese Corp.	5,461	244,216
	Chemours Co.	14,850	246,659
	Coeur Mining, Inc. CDE US	55,648	829,712
	Commercial Metals Co.	14,350	986,132
*	Compass Minerals International, Inc.	6,097	178,886

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	1,483	$34,939
	Corteva, Inc.	32,710	2,574,604
	CRH PLC (CRHCF US)	33,907	3,221,504
	Crown Holdings, Inc.	15,246	1,796,741
*	Dakota Gold Corp.	8,166	37,074
	Dow, Inc.	38,340	1,161,319
	Eastman Chemical Co.	11,713	819,324
	Ecolab, Inc.	13,318	3,697,476
*	Ecovyst, Inc.	12,958	156,273
	Element Solutions, Inc.	34,175	1,255,248
*	Flexible Solutions International, Inc.	3,352	16,894
*	Flotek Industries, Inc.	4,885	114,993
	Fortitude Gold Corp.	2,144	10,248
	Graphic Packaging Holding Co.	32,378	347,416
	Greif, Inc. (GEF US), Class A	3,210	277,826
	Greif, Inc. (GEF/B US), Class B	1,032	111,951
	Hawkins, Inc.	2,352	301,127
	HB Fuller Co.	6,735	372,446
	Hecla Mining Co.	72,126	1,018,419
	Huntsman Corp.	17,191	167,784
*	Ingevity Corp.	3,506	256,324
	Innospec, Inc.	3,184	273,760
	International Flavors & Fragrances, Inc.	14,797	1,172,218
	International Paper Co.	36,042	1,471,595
*	Intrepid Potash, Inc.	2,450	83,202
*	Ivanhoe Electric, Inc.	10,108	92,488
*	James Hardie Industries PLC	6,097	160,290
	Kaiser Aluminum Corp.	2,135	340,917
*	Knife River Corp.	4,985	364,752
	Koppers Holdings, Inc.	2,707	132,697
	Kronos Worldwide, Inc.	2,667	16,055
	Linde PLC	1,801	861,562
	LyondellBasell Industries NV, Class A	20,579	1,277,544
	Martin Marietta Materials, Inc.	2,807	1,474,068
	Materion Corp.	2,658	560,413
	Mativ Holdings, Inc.	7,523	65,676
#*	McEwen, Inc.	7,236	125,110
*	Metallus, Inc.	6,659	133,979
	Minerals Technologies, Inc.	4,401	335,532
	Mosaic Co.	34,830	770,440
		Shares	Value†
MATERIALS — (Continued)
*	MP Materials Corp.	4,952	$204,864
	Myers Industries, Inc.	4,081	139,407
	NewMarket Corp.	1,553	1,320,298
	Newmont Corp.	57,490	5,387,388
*	Nexa Resources SA	11,001	141,363
	Northern Technologies International Corp.	5,200	41,704
	Nucor Corp.	21,412	5,509,094
*	O-I Glass, Inc.	19,378	138,553
	Packaging Corp. of America	9,094	2,235,669
*	Perimeter Solutions, Inc.	15,800	483,638
	PPG Industries, Inc.	13,568	1,499,535
	Quaker Chemical Corp.	2,085	334,684
*	Ranpak Holdings Corp.	6,976	35,717
*	Rayonier Advanced Materials, Inc.	8,590	76,881
	Reliance, Inc.	4,496	1,825,826
††	Resolute Forest Products, Inc.	12,553	3,343
	Royal Gold, Inc.	5,546	1,100,049
	RPM International, Inc.	13,698	1,466,645
	Ryerson Holding Corp.	5,954	165,462
	Scotts Miracle-Gro Co.	4,125	270,930
	Sensient Technologies Corp.	4,537	561,091
	Sherwin-Williams Co.	15,217	5,186,714
	Silgan Holdings, Inc.	16,127	644,757
	Smurfit Westrock PLC	33,438	1,537,145
	Solstice Advanced Materials, Inc.	11,653	701,161
	Sonoco Products Co.	14,959	843,089
	Southern Copper Corp.	5,941	1,085,480
	Steel Dynamics, Inc.	17,786	4,468,910
	Stepan Co.	2,494	159,965
	Sylvamo Corp.	4,517	168,981
*	Tredegar Corp.	2,020	15,332
	TriMas Corp.	5,211	208,075
	Tronox Holdings PLC	11,049	64,526
	U.S. Lime & Minerals, Inc.	3,109	342,923
	Vulcan Materials Co.	6,953	1,867,367
	Westlake Corp.	7,855	553,778
	Worthington Steel, Inc.	6,517	234,677
TOTAL MATERIALS			79,514,317
REAL ESTATE — (0.3%)
	AGNT, Inc.	5,863	23,745

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	AMREP Corp.	1,504	$34,953
*	CBRE Group, Inc., Class A	14,192	2,083,528
*	CKX Lands, Inc.	722	7,826
*	Compass, Inc., Class A	10,433	118,832
*	Comstock Holding Cos., Inc.	343	4,836
*	CoStar Group, Inc.	29,652	852,792
*	Cushman & Wakefield Ltd.	29,683	398,346
*	Five Point Holdings LLC, Class A	105	545
*	Forestar Group, Inc.	6,215	174,952
*	FRP Holdings, Inc.	2,900	64,728
*	Howard Hughes Holdings, Inc.	6,943	443,797
*	Jones Lang LaSalle, Inc.	4,618	1,639,529
	Marcus & Millichap, Inc.	4,368	134,316
*	Maui Land & Pineapple Co., Inc.	848	14,704
	Newmark Group, Inc., Class A	19,068	285,925
*	RE/MAX Holdings, Inc., Class A	1,315	11,914
	RMR Group, Inc., Class A	1,332	25,361
*	Seaport Entertainment Group, Inc.	1,748	45,850
	St. Joe Co.	7,661	476,821
*	Stratus Properties, Inc.	889	17,424
*	Tejon Ranch Co.	3,436	58,171
*	Zillow Group, Inc. (Z US), Class C	17,587	599,013
*	Zillow Group, Inc. (ZG US), Class A	4,406	152,844
TOTAL REAL ESTATE			7,670,752
UTILITIES — (0.9%)
	American States Water Co.	3,045	260,774
	American Water Works Co., Inc.	7,128	956,364
	Artesian Resources Corp., Class A	900	30,915
	Atmos Energy Corp.	6,376	1,101,645
	California Water Service Group	4,692	235,116
	CenterPoint Energy, Inc.	26,711	1,122,930
	Chesapeake Utilities Corp.	1,966	261,045
		Shares	Value†
UTILITIES — (Continued)
	Clearway Energy, Inc. (CWEN US), Class C	9,283	$294,550
	Consolidated Edison, Inc.	11,925	1,298,036
	Consolidated Water Co. Ltd.	959	28,003
	Constellation Energy Corp.	5,311	1,395,465
	Edison International	11,404	836,712
	Essential Utilities, Inc.	12,997	517,930
	Eversource Energy	14,271	1,021,661
	Exelon Corp.	30,258	1,386,422
	Genie Energy Ltd., Class B	2,801	38,962
	H2O America	1,848	113,338
	MDU Resources Group, Inc.	25,883	516,366
	Middlesex Water Co.	1,498	85,835
	New Jersey Resources Corp.	14,903	862,735
#	NiSource, Inc.	17,048	757,443
	Northwest Natural Holding Co.	3,500	171,220
	NRG Energy, Inc.	24,899	3,343,687
	ONE Gas, Inc.	4,216	327,372
	Ormat Technologies, Inc.	6,706	654,372
	Public Service Enterprise Group, Inc.	15,919	1,220,669
*	Pure Cycle Corp.	2,551	26,811
	RGC Resources, Inc.	150	3,210
	Sempra	19,399	1,717,781
	Southwest Gas Holdings, Inc.	5,817	520,040
	Spire, Inc.	4,326	345,474
*	Spruce Power Holding Corp.	4,946	9,645
	UGI Corp.	15,560	562,027
	Unitil Corp.	1,532	82,636
	York Water Co.	1,162	35,987
TOTAL UTILITIES			22,143,178
TOTAL COMMON STOCKS			2,477,870,952
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*»	LGL Group, Inc. Rights	276	0

U.S. Social Core Equity 2 Portfolio
CONTINUED
	Shares	Value†

INFORMATION TECHNOLOGY — (Continued)
*» Xerox Holdings Corp. Warrants 02/14/2028	7,798	$2,408
TOTAL INFORMATION TECHNOLOGY		2,408
TOTAL RIGHTS/WARRANTS		2,408
TOTAL INVESTMENT SECURITIES (Cost $1,035,302,422)		2,477,873,360

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	3,193,500	$36,939,212
MONEY MARKET FUNDS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	4,629,574	4,629,574
TOTAL INVESTMENTS — (100.0%)
(Cost $1,076,865,184)^^			$2,519,442,146
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$200,452,932	$3,383	—	$200,456,315
Consumer Discretionary	296,964,452	—	—	296,964,452
Consumer Staples	117,704,256	58,212	—	117,762,468
Energy	59,916,303	—	—	59,916,303
Financials	437,805,679	—	—	437,805,679
Health Care	110,781,802	1,585	$59,223	110,842,610
Industrials	344,735,115	13,622	—	344,748,737
Information Technology	800,046,141	—	—	800,046,141
Materials	79,510,974	—	3,343	79,514,317
Real Estate	7,670,752	—	—	7,670,752
Utilities	22,143,178	—	—	22,143,178
Rights/Warrants
Information Technology	—	2,408	—	2,408
Securities Lending Collateral	—	36,939,212	—	36,939,212
Money Market Funds	4,629,574	—	—	4,629,574
Total Investments in Securities	$2,482,361,158	$37,018,422	$62,566˂˃	$2,519,442,146

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (9.2%)
	Alphabet, Inc. (GOOG US), Class C	465,664	$166,079,066
	Alphabet, Inc. (GOOGL US), Class A	525,130	187,014,547
*	AMC Global Media, Inc.	12,400	138,880
#*	AST SpaceMobile, Inc.	3,426	202,066
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	505	27,477
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	10,180	517,449
*	Bandwidth, Inc., Class A	7,440	291,202
*	Boston Omaha Corp., Class A	8,500	120,530
*	Bumble, Inc., Class A	13,374	38,116
*	Cargurus, Inc.	21,971	796,229
*	Cars.com, Inc.	30,681	363,570
	Comcast Corp., Class A	445,933	10,684,555
*	EW Scripps Co., Class A	1,353	3,802
	Fox Corp. (FOX US), Class B	59,447	3,087,677
#	Fox Corp. (FOXA US), Class A	74,230	4,322,413
*	Gaia, Inc.	6,513	12,049
*	GDEV, Inc.	426	5,114
	Gray Media, Inc. GTN US	33,919	137,033
*	Grindr, Inc.	7,689	133,327
*	Harte Hanks, Inc.	2,751	6,025
#*	IMAX Corp.	12,634	604,411
	Iridium Communications, Inc.	38,498	1,822,495
*	IZEA Worldwide, Inc.	3,667	12,688
	John Wiley & Sons, Inc. (WLY US), Class A	22,131	1,155,238
*	Liberty Broadband Corp. (LBRDK US), Class C	19,883	676,817
*	Liberty Global Ltd. (LBTYA US), Class A	29,076	308,496
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Global Ltd. (LBTYK US), Class C	41,673	$431,732
*	Liberty Latin America Ltd. (LILA US), Class A	3,200	26,080
*	Liberty Latin America Ltd. (LILAK US), Class C	12,500	100,875
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	7,908	710,218
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	75,109	7,370,446
*	Lionsgate Studios Corp.	9,320	123,770
#*	Live Nation Entertainment, Inc.	35,141	6,119,102
*	Madison Square Garden Entertainment Corp.	2,948	227,763
*	Magnite, Inc.	62,773	1,211,519
	Match Group, Inc.	70,598	2,782,267
*	MediaAlpha, Inc., Class A	9,124	112,955
	Meta Platforms, Inc., Class A	489,344	272,422,698
*	Motorsport Games, Inc., Class A	3,512	15,207
*	Netflix, Inc.	548,433	39,328,130
	New York Times Co., Class A	48,444	3,627,971
#	News Corp. (NWS US), Class B	49,496	1,547,740
	News Corp. (NWSA US), Class A	95,450	2,630,602
	Nexstar Media Group, Inc.	15,446	2,942,926
*»	Old Market Capital Corp.	2,491	10,574
	Omnicom Group, Inc.	98,058	7,717,165
#	Paramount Skydance Corp., Class B	17,982	143,137
*	PubMatic, Inc., Class A	18,740	236,124
*	QuinStreet, Inc.	17,179	266,275
*	Reddit, Inc., Class A	25,174	3,541,227

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Reservoir Media, Inc.	7,410	$75,878
*	ROBLOX Corp., Class A	35,302	1,256,751
*	Roku, Inc.	20,317	2,946,168
	Scholastic Corp.	8,517	346,216
	Shutterstock, Inc.	13,380	72,252
	Sinclair, Inc.	21,618	297,031
	Sirius XM Holdings, Inc.	135,688	4,019,079
#*	Sphere Entertainment Co.	8,869	1,270,484
#*	Spotify Technology SA	21,644	10,820,701
*	Stagwell, Inc.	94,859	801,559
*	Starz Entertainment Corp.	621	16,158
*	Take-Two Interactive Software, Inc.	20,495	4,978,645
	TKO Group Holdings, Inc.	5,270	958,139
	Townsquare Media, Inc., Class A	1,706	10,100
*	Trade Desk, Inc., Class A	18,531	334,299
*	Travelzoo	800	5,784
*	TripAdvisor, Inc.	28,600	405,119
	Verizon Communications, Inc.	44,803	2,097,228
	Versant Media Group, Inc.	14,573	524,482
	Walt Disney Co.	102,913	9,899,201
*	Warner Bros Discovery, Inc.	515,260	13,551,338
	Warner Music Group Corp., Class A	51,590	1,339,276
*	Yelp, Inc.	5,309	140,317
	Zedge, Inc., Class B	148	437
*	Ziff Davis, Inc.	17,460	926,777
TOTAL COMMUNICATION SERVICES			789,301,194
CONSUMER DISCRETIONARY — (11.4%)
*	1-800-Flowers.com, Inc., Class A	16,230	63,297
*	1stdibs.com, Inc.	2,009	8,498
*	Abercrombie & Fitch Co., Class A	22,043	2,194,160
#	Academy Sports & Outdoors, Inc.	26,952	1,278,872
	Acushnet Holdings Corp.	24,974	2,529,117
*	Adient PLC	32,953	693,331
	ADT, Inc.	322,659	2,465,115
#	Advance Auto Parts, Inc.	6,404	355,678
*	Airbnb, Inc., Class A	51,430	7,792,674
*	Amazon.com, Inc.	1,051,579	285,587,825
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	American Eagle Outfitters, Inc.	60,990	$1,047,808
*	American Public Education, Inc.	7,366	357,325
*	Aptiv PLC	60,366	3,408,868
	Aramark	81,890	4,665,273
	Arhaus, Inc.	15,900	117,819
	Arko Corp.	23,304	186,199
*	Asbury Automotive Group, Inc.	7,804	1,808,187
	Autoliv, Inc.	19,475	2,398,736
*	AutoNation, Inc.	21,551	4,577,432
*	AutoZone, Inc.	2,100	6,334,125
	Bassett Furniture Industries, Inc.	1,000	18,970
	Bath & Body Works, Inc.	54,476	1,096,057
*	Beazer Homes USA, Inc.	18,837	604,668
*	Bed Bath & Beyond, Inc.	20,000	101,000
	Best Buy Co., Inc.	118,575	10,228,280
#*	Birkenstock Holding PLC	23,745	919,406
	Booking Holdings, Inc.	150,125	28,959,112
*	Boot Barn Holdings, Inc.	9,299	1,385,458
	BorgWarner, Inc.	81,882	5,219,159
*»	Bowl America, Inc.	348	0
*	Bright Horizons Family Solutions, Inc.	7,910	589,611
	Brunswick Corp.	16,189	1,278,931
	Buckle, Inc.	22,668	992,178
#	Build-A-Bear Workshop, Inc.	10,909	370,033
*	Burlington Stores, Inc.	17,138	6,315,010
	Caleres, Inc.	13,712	176,062
*	Callaway Golf Co.	46,795	863,836
*	Capri Holdings Ltd.	27,406	436,578
*	CarMax, Inc.	31,377	1,796,647
*	CarParts.com, Inc.	2,505	13,527
	Carriage Services, Inc.	8,915	359,899
	Carter's, Inc.	13,714	528,949
*	Carvana Co.	80,370	5,011,873
*	Cavco Industries, Inc.	3,246	1,775,659
	Century Communities, Inc.	13,750	923,450
*	Champion Homes, Inc.	25,230	2,008,560
*	Chewy, Inc., Class A	43,106	974,196
*	Chipotle Mexican Grill, Inc.	122,601	4,563,209
#	Choice Hotels International, Inc.	3,377	376,502
*	Citi Trends, Inc.	3,688	245,879
	Clarus Corp.	39,100	125,511
	Columbia Sportswear Co.	16,460	977,395

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Coupang, Inc.	217,978	$3,563,940
*	Coursera, Inc.	96,523	512,537
*	Covista, Inc.	18,778	2,344,433
	Cricut, Inc., Class A	25,400	119,126
*	Crocs, Inc.	16,749	2,144,039
	Crown Crafts, Inc.	3,805	11,225
	Dana, Inc.	31,504	848,403
*	Deckers Outdoor Corp.	83,323	8,072,332
	Designer Brands, Inc., Class A	23,730	143,329
*	Destination XL Group, Inc.	28,699	16,178
	Dick's Sporting Goods, Inc.	19,380	3,796,736
	Dillard's, Inc., Class A	3,885	2,285,701
	Dine Brands Global, Inc.	6,461	232,208
	Domino's Pizza, Inc.	4,337	1,506,847
*	DoorDash, Inc., Class A	61,945	12,151,131
*	Dorman Products, Inc.	9,889	1,316,819
	DR Horton, Inc.	102,854	14,714,293
#*	Driven Brands Holdings, Inc.	47,151	672,845
*	Duluth Holdings, Inc., Class B	13,286	54,207
	eBay, Inc.	126,806	14,457,152
*	Envela Corp.	838	18,168
	Escalade, Inc.	1,044	20,734
	Ethan Allen Interiors, Inc.	5,588	125,171
*	Etsy, Inc.	39,436	3,221,132
	Expedia Group, Inc.	46,650	13,749,621
*	Figs, Inc., Class A	69,298	741,489
*	Five Below, Inc.	16,370	3,554,418
	Flanigan's Enterprises, Inc.	8	334
	Flexsteel Industries, Inc.	1,661	122,964
*	Floor & Decor Holdings, Inc., Class A	24,156	1,390,661
	Ford Motor Co.	936,036	13,741,008
*	Fossil Group, Inc.	2,445	12,103
*	Fox Factory Holding Corp.	8,761	157,698
*	Frontdoor, Inc.	33,055	2,400,785
*	Funko, Inc., Class A	29,673	172,994
#*	GameStop Corp., Class A	179,109	3,890,247
	Gap, Inc.	159,050	3,195,315
	Garmin Ltd.	37,147	10,913,046
	Garrett Motion, Inc.	65,245	2,032,382
	General Motors Co.	305,949	27,186,628
*	Genesco, Inc.	4,834	184,755
	Gentex Corp.	21,558	503,595
*	Gentherm, Inc.	11,996	486,798
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Genuine Parts Co.	43,526	$5,413,329
#*	GigaCloud Technology, Inc., Class A	8,997	393,529
	G-III Apparel Group Ltd.	28,510	1,038,049
*	Global Business Travel Group I	30,778	290,544
	Gold.com, Inc.	6,345	262,429
	Graham Holdings Co., Class B	729	877,381
*	Grand Canyon Education, Inc.	6,565	954,157
*	Green Brick Partners, Inc.	18,961	1,341,112
	Group 1 Automotive, Inc.	5,521	1,583,257
	H&R Block, Inc.	28,803	1,268,196
	Hamilton Beach Brands Holding Co., Class A	2,900	66,671
	Harley-Davidson, Inc.	36,842	904,103
	Hasbro, Inc.	18,730	1,759,496
	Haverty Furniture Cos., Inc. (HVT US)	910	22,422
*	Helen of Troy Ltd.	7,531	208,082
	Home Depot, Inc.	179,072	59,444,741
	Hooker Furnishings Corp.	4,239	59,219
*	Hovnanian Enterprises, Inc., Class A	1,200	148,680
	Installed Building Products, Inc.	5,234	1,166,868
	J Jill, Inc.	1,391	25,344
	JAKKS Pacific, Inc.	6,498	171,092
	Johnson Outdoors, Inc., Class A	4,369	204,950
	KB Home	39,227	2,156,308
	Kohl's Corp.	41,992	803,727
	Kontoor Brands, Inc.	20,717	1,734,842
*	Koss Corp.	2,113	7,776
*	Krispy Kreme, Inc.	30,400	96,672
*	Lands' End, Inc.	14,743	177,211
	Las Vegas Sands Corp.	85,195	4,165,184
*	Latham Group, Inc.	24,401	130,789
*	Laureate Education, Inc.	45,531	1,744,293
	La-Z-Boy, Inc.	16,027	631,143
	LCI Industries	8,433	863,202
	Lear Corp.	19,354	2,528,407
*	Legacy Housing Corp.	4,151	109,005
	Lennar Corp. (LEN US), Class A	86,175	7,096,511
	Lennar Corp. (LENB US), Class B	7,023	566,756
	Levi Strauss & Co., Class A	38,009	931,981
*	LGI Homes, Inc.	8,206	447,801

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Liberty Live Holdings, Inc., Class C	2	$197
	Lifetime Brands, Inc.	8,691	72,744
*	Lincoln Educational Services Corp.	4,761	199,105
#	Lithia Motors, Inc.	12,408	4,782,291
*	Live Ventures, Inc.	1,033	10,051
	LKQ Corp.	67,233	1,509,381
*	Lovesac Co.	2,208	35,527
	Lowe's Cos., Inc.	57,528	11,954,894
*	Lululemon Athletica, Inc.	23,027	2,737,219
*	M/I Homes, Inc.	4,720	689,734
	Macy's, Inc.	125,757	3,121,289
*	Malibu Boats, Inc., Class A	5,777	159,272
*	MarineMax, Inc.	10,336	356,282
*	MasterCraft Boat Holdings, Inc.	11,635	278,309
*	Mattel, Inc.	67,538	1,019,148
	Matthews International Corp., Class A	1,893	52,531
	McDonald's Corp.	77,561	20,991,109
	Meritage Homes Corp.	14,026	984,625
*	MGM Resorts International	39,579	1,764,036
	Monro, Inc.	7,100	86,975
*	Motorcar Parts of America, Inc.	1,259	16,871
	Movado Group, Inc.	6,505	248,361
*	National Vision Holdings, Inc.	20,009	440,998
	NIKE, Inc., Class B	316,377	13,196,085
*	NVR, Inc.	1,289	7,923,547
*	Ollie's Bargain Outlet Holdings, Inc.	18,614	1,367,571
	OneSpaWorld Holdings Ltd.	14,900	383,824
*	OneWater Marine, Inc., Class A	3,592	44,002
*	O'Reilly Automotive, Inc.	55,155	4,928,099
	Oxford Industries, Inc.	6,265	237,569
	Papa John's International, Inc.	4,979	148,872
	Penske Automotive Group, Inc.	26,879	5,841,075
	Perdoceo Education Corp.	15,526	493,882
*	Petco Health & Wellness Co., Inc.	94,143	262,659
	Phinia, Inc.	14,709	1,082,435
*	Planet Fitness, Inc., Class A	12,454	696,303
	Polaris, Inc.	15,629	1,048,393
	Pool Corp.	5,846	1,085,661
	PulteGroup, Inc.	65,385	8,269,241
	PVH Corp.	17,501	1,516,637
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ralph Lauren Corp.	20,708	$7,876,081
*	Rave Restaurant Group, Inc.	2,343	7,380
*	Revolve Group, Inc.	13,079	328,414
*	Rivian Automotive, Inc., Class A	214,442	3,263,807
	Rocky Brands, Inc.	2,430	118,681
	Ross Stores, Inc.	65,800	16,520,406
*	Sally Beauty Holdings, Inc.	47,551	711,838
*	Savers Value Village, Inc.	23,982	246,055
	Service Corp. International	25,823	2,225,684
*	Shake Shack, Inc., Class A	6,004	376,751
#*	SharkNinja, Inc.	75,419	12,200,532
	Shoe Station Group, Inc.	8,969	136,329
	Signet Jewelers Ltd.	18,484	1,717,164
	Somnigroup International, Inc.	73,013	4,769,939
	Sonic Automotive, Inc., Class A	12,845	1,176,345
*	Sonos, Inc.	54,841	803,969
	Standard Motor Products, Inc.	9,214	352,251
	Steven Madden Ltd.	32,810	1,511,885
*	Stitch Fix, Inc., Class A	34,691	139,458
	Strategic Education, Inc.	4,979	408,278
*	Strattec Security Corp.	1,397	122,782
*	Stride, Inc.	4,260	342,035
	Superior Group of Cos., Inc.	1,227	14,540
*	Sweetgreen, Inc., Class A	12,368	79,774
*	Sypris Solutions, Inc.	3,135	5,831
	Tapestry, Inc.	78,682	11,988,776
*	Tesla, Inc.	207,066	64,441,010
	Texas Roadhouse, Inc.	7,995	1,642,493
#	Thor Industries, Inc.	22,588	1,693,422
	TJX Cos., Inc.	159,841	25,149,383
	Toll Brothers, Inc.	45,066	6,574,679
	Tractor Supply Co.	163,238	5,022,833
	Travel & Leisure Co.	9,408	715,196
*	Ulta Beauty, Inc.	16,788	8,609,390
*	Under Armour, Inc. (UA US), Class C	118,012	765,898
#*	Under Armour, Inc. (UAA US), Class A	77,710	516,772
*	Universal Technical Institute, Inc.	9,978	392,235
	Upbound Group, Inc.	20,599	399,415
*	Urban Outfitters, Inc.	51,997	3,857,137
#*	Valvoline, Inc.	53,398	2,051,017

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Vera Bradley, Inc.	24,214	$82,570
*	Versigent PLC	682	28,201
	VF Corp.	121,414	1,738,648
*	Victoria's Secret & Co.	34,500	3,059,460
*	Vince Holding Corp.	3,674	23,256
	Visteon Corp.	11,338	1,185,275
*	Warby Parker, Inc., Class A	26,595	709,821
*	Wayfair, Inc., Class A	45,643	3,875,091
#	Wendy's Co.	29,492	217,061
	Weyco Group, Inc.	3,454	134,706
#	Whirlpool Corp.	4,046	151,725
	Williams-Sonoma, Inc.	28,628	6,546,078
	Wingstop, Inc.	878	113,692
	Winmark Corp.	1,273	424,546
	Winnebago Industries, Inc.	10,474	317,153
	Wolverine World Wide, Inc.	11,876	233,720
*	YETI Holdings, Inc.	50,186	2,456,103
	Yum! Brands, Inc.	35,187	5,393,463
*	Zumiez, Inc.	9,315	183,226
TOTAL CONSUMER DISCRETIONARY			981,873,194
CONSUMER STAPLES — (4.3%)
#	Albertsons Cos., Inc., Class A	129,123	1,495,244
*	AXIL Brands, Inc.	2,069	12,393
#	B&G Foods, Inc.	40,841	144,169
*	BellRing Brands, Inc.	13,516	167,463
*	BJ's Wholesale Club Holdings, Inc.	50,479	4,935,837
*	Boston Beer Co., Inc. , Class A	3,189	584,225
*	Bridgford Foods Corp.	1,724	10,758
#	Brown-Forman Corp. (BF/A US), Class A	8,608	251,526
	Brown-Forman Corp. (BFB US), Class B	57,501	1,652,004
	Bunge Global SA	38,217	4,059,792
	Casey's General Stores, Inc.	6,857	5,972,447
*	Central Garden & Pet Co. (CENT US)	1,055	45,418
*	Central Garden & Pet Co. (CENTA US), Class A	22,013	834,513
*	Chefs' Warehouse, Inc.	14,792	1,706,257
	Church & Dwight Co., Inc.	70,595	6,975,492
#	Clorox Co.	20,581	1,966,103
	Coca-Cola Co.	464,099	40,650,431
	Coca-Cola Consolidated, Inc.	12,120	2,277,348
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Coffee Holding Co., Inc.	695	$2,373
	Colgate-Palmolive Co.	126,542	11,553,285
	Constellation Brands, Inc., Class A	43,871	5,713,320
*	Coty, Inc., Class A	368,905	1,014,489
	Dollar General Corp.	80,807	10,266,529
*	Dollar Tree, Inc.	74,625	9,493,046
	Edgewell Personal Care Co.	10,692	290,715
*	elf Beauty, Inc.	18,760	1,555,016
	Energizer Holdings, Inc.	10,879	228,133
	Estee Lauder Cos., Inc., Class A	81,721	6,856,392
*	Freshpet, Inc.	8,577	510,675
	General Mills, Inc.	111,201	3,975,436
*	Herbalife Ltd.	45,298	562,601
	Hershey Co.	27,054	4,735,803
*	Honest Co., Inc.	53,203	194,191
	Ingles Markets, Inc., Class A	5,503	495,325
	Interparfums, Inc.	13,820	1,721,281
	J&J Snack Foods Corp.	4,082	312,273
	J.M. Smucker Co.	30,456	3,632,183
	John B Sanfilippo & Son, Inc.	3,357	277,825
	Kenvue, Inc.	334,206	6,430,123
	Keurig Dr. Pepper, Inc.	172,862	5,379,465
	Kraft Heinz Co.	198,374	5,127,968
	Kroger Co.	220,174	12,712,847
*	Lifeway Foods, Inc.	1,321	39,339
	Limoneira Co.	4,494	58,287
*	Mama's Creations, Inc.	2,572	47,402
*	Maplebear, Inc.	84,572	3,771,911
	Marzetti Co.	2,958	316,121
#	McCormick & Co., Inc. (MKC US)	36,318	1,848,586
	McCormick & Co., Inc. (MKC/V US)	400	20,380
*	Mission Produce, Inc.	38,190	481,576
	Mondelez International, Inc., Class A	107,421	6,693,403
*	Monster Beverage Corp.	250,095	24,104,156
*	National Beverage Corp.	13,927	440,650
	Natural Grocers by Vitamin Cottage, Inc., Class C	9,071	290,816
*	Nature's Sunshine Products, Inc.	6,479	130,552
	Nu Skin Enterprises, Inc., Class A	16,100	83,559
	PepsiCo, Inc.	125,610	17,530,132
#	PriceSmart, Inc.	12,402	2,404,872

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Procter & Gamble Co.	234,524	$33,886,373
	Spectrum Brands Holdings, Inc.	7,473	663,378
#*	Sprouts Farmers Market, Inc.	52,987	4,618,347
	Sysco Corp.	113,091	9,639,877
	Target Corp.	160,507	23,191,656
*	U.S. Foods Holding Corp.	96,489	9,705,829
*	United Natural Foods, Inc.	32,700	1,662,141
	United-Guardian, Inc.	311	2,193
*	USANA Health Sciences, Inc.	10,221	225,986
	Village Super Market, Inc., Class A	2,601	114,288
#*	Vita Coco Co., Inc.	9,142	602,824
*	Vital Farms, Inc.	7,632	97,155
	Walmart, Inc.	546,792	60,803,270
	WD-40 Co.	5,797	1,316,731
	Weis Markets, Inc.	12,178	938,315
TOTAL CONSUMER STAPLES			372,512,819
ENERGY — (1.8%)
	Archrock, Inc.	156,336	5,590,575
	Atlas Energy Solutions, Inc.	3,700	39,923
	Baker Hughes Co.	291,263	17,618,499
	Bristow Group, Inc.	15,428	699,197
	Cactus, Inc., Class A	26,090	1,696,111
*	Calumet, Inc.	2,237	98,853
#*	Centrus Energy Corp., Class A	4,724	835,817
*	Clean Energy Fuels Corp.	45,500	88,270
#	Core Laboratories, Inc.	23,042	245,167
	Delek U.S. Holdings, Inc.	3,276	222,342
*	DMC Global, Inc.	17,800	119,972
	Energy Services of America Corp.	5,812	83,577
*	Expro Ltd.	67,139	1,070,867
*	Forum Energy Technologies, Inc.	10,231	641,177
*	Geospace Technologies Corp.	3,600	26,316
	Halliburton Co.	210,693	6,794,849
*	Helix Energy Solutions Group, Inc.	101,210	962,507
	Helmerich & Payne, Inc.	11,272	389,673
	HF Sinclair Corp.	39,205	3,586,081
*	Innovex International, Inc.	30,107	845,405
		Shares	Value†
ENERGY — (Continued)
*	KLX Energy Services Holdings, Inc.	6,003	$13,147
	Kodiak Gas Services, Inc.	53,768	3,156,719
*	Mammoth Energy Services, Inc.	3,800	10,070
	Marathon Petroleum Corp.	35,719	11,303,992
*	Nabors Industries Ltd.	2,293	196,441
*	National Energy Services Reunited Corp.	50,534	1,362,397
	Natural Gas Services Group, Inc.	14,200	520,288
*	NCS Multistage Holdings, Inc.	500	23,500
	NOV, Inc.	155,722	3,025,678
*	Oceaneering International, Inc.	68,480	3,340,454
*	Oil States International, Inc.	58,080	471,029
	ONEOK, Inc.	56,568	5,136,940
	Patterson-UTI Energy, Inc.	135,462	1,419,642
	PBF Energy, Inc., Class A	24,109	1,742,598
	Phillips 66	44,732	9,468,870
*	ProFrac Holding Corp., Class A	12,190	49,248
	Ranger Energy Services, Inc., Class A	2,845	45,662
*	REX American Resources Corp.	22,978	988,973
	RPC, Inc.	50,764	284,786
*	Seadrill Ltd.	13,816	619,509
	Select Water Solutions, Inc.	66,543	1,232,376
	SLB Ltd.	448,688	22,250,438
	Smart Sand, Inc.	4,157	17,917
#	Solaris Energy Infrastructure, Inc.	11,853	609,363
*	Stabilis Solutions, Inc.	1,422	6,712
	Sunococorp LLC	30,800	2,354,352
	TechnipFMC PLC	153,847	11,024,676
*	TETRA Technologies, Inc.	73,498	565,935
#	Texas Pacific Land Corp.	22,419	9,025,441
*	Transocean Ltd.	297,612	1,583,296
*	Valaris Ltd.	12,814	1,014,741
	Valero Energy Corp.	48,567	15,196,614
	Weatherford International PLC	51,067	4,483,172
	World Kinect Corp.	42,047	1,675,993
TOTAL ENERGY			155,876,147

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (17.7%)
	1st Source Corp.	11,484	$1,030,574
	Acadian Asset Management, Inc.	9,282	802,800
	ACNB Corp.	674	43,460
	Affiliated Managers Group, Inc.	15,715	5,763,162
*	Affinity Bancshares, Inc.	498	11,454
#*	Affirm Holdings, Inc.	78,448	5,609,816
	Aflac, Inc.	151,527	19,316,662
	Alerus Financial Corp.	750	24,953
	Allstate Corp.	100,414	26,517,329
	Ally Financial, Inc.	131,532	5,699,282
*	AlTi Global, Inc.	3,745	13,482
	Amalgamated Financial Corp.	20,564	1,015,450
	Amerant Bancorp, Inc.	14,313	423,665
	American Coastal Insurance Corp., Class C	1,774	18,840
	American Express Co.	82,671	27,798,124
	American Financial Group, Inc.	36,667	5,196,447
	American International Group, Inc.	167,709	13,178,573
	Ameriprise Financial, Inc.	29,492	16,097,913
	Ameris Bancorp	26,226	2,287,169
	AMERISAFE, Inc.	7,337	213,066
	AmeriServ Financial, Inc.	3,000	13,710
	Ames National Corp.	1,387	42,428
	Aon PLC, Class A	38,981	14,054,600
	Apollo Global Management, Inc.	134,807	16,930,411
*	Arch Capital Group Ltd.	103,707	10,425,665
#	ARES Management Corp., Class A	19,661	2,518,377
	Arrow Financial Corp.	6,059	241,391
	Arthur J Gallagher & Co.	28,053	6,996,979
	Artisan Partners Asset Management, Inc., Class A	29,001	1,137,999
	Assurant, Inc.	19,597	5,471,286
	Assured Guaranty Ltd.	28,327	2,343,209
	Atlantic Union Bankshares Corp.	34,463	1,462,265
*	Atlanticus Holdings Corp.	5,539	584,309
	Axis Capital Holdings Ltd.	54,623	5,752,894
*	Axos Financial, Inc.	15,250	1,546,503
*	Baldwin Insurance Group, Inc.	4,425	122,750
	Banc of California, Inc.	33,351	638,672
		Shares	Value†
FINANCIALS — (Continued)
	BancFirst Corp.	9,091	$1,025,647
*	Bancorp, Inc.	20,689	1,387,611
	Bank First Corp.	1,548	236,442
	Bank of America Corp.	706,241	43,751,630
	Bank of Hawaii Corp.	8,766	700,403
	Bank of Marin Bancorp	4,276	124,688
	Bank of New York Mellon Corp.	104,979	16,411,367
	Bank of NT Butterfield & Son Ltd.	18,945	1,161,139
	Bank of the James Financial Group, Inc.	4	108
	Bank OZK	25,577	1,312,100
	Bank7 Corp.	640	32,179
	BankUnited, Inc.	17,710	826,172
	Banner Corp.	23,284	1,639,426
	Bar Harbor Bankshares	5,537	219,874
	BCB Bancorp, Inc.	8,871	88,621
	Beacon Financial Corp.	46,076	1,451,855
	BGC Group, Inc., Class A	131,583	1,515,836
	Blackrock, Inc.	14,348	15,644,916
	Blackstone, Inc.	59,875	7,649,031
*	Block, Inc.	107,454	8,729,563
	Blue Ridge Bankshares, Inc.	4,047	14,205
	BOK Financial Corp.	17,484	2,470,314
*	Bowhead Specialty Holdings, Inc.	7,104	217,311
	Bread Financial Holdings, Inc.	21,420	2,314,859
*	Bridgewater Bancshares, Inc.	6,348	130,007
*	Brighthouse Financial, Inc.	46,076	2,852,565
*	Broadway Financial Corp.	132	1,335
	Brown & Brown, Inc.	30,598	2,154,099
	Burke & Herbert Financial Services Corp.	1,023	74,935
	Business First Bancshares, Inc.	3,343	106,374
*	BV Financial, Inc.	887	18,219
	Byline Bancorp, Inc.	12,896	506,426
	C&F Financial Corp.	6	496
	California BanCorp	1,248	26,582
	Camden National Corp.	5,650	327,079
	Capital City Bank Group, Inc.	7,273	377,251
	Capital One Financial Corp.	108,262	22,627,841

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capitol Federal Financial, Inc.	6,957	$61,500
	Carlyle Group, Inc.	95,367	4,388,789
	Carter Bankshares, Inc.	4,256	147,172
	Cass Information Systems, Inc.	996	55,696
	Cathay General Bancorp	23,234	1,468,156
	CB Financial Services, Inc.	318	11,648
	Cboe Global Markets, Inc.	24,920	7,730,932
	CF Bankshares, Inc.	1,038	36,911
	Charles Schwab Corp.	170,911	17,986,674
	Chubb Ltd.	51,617	18,101,050
	Cincinnati Financial Corp.	47,483	8,436,779
	Citigroup, Inc.	199,306	26,398,080
	Citizens & Northern Corp.	11,409	289,675
	Citizens Community Bancorp, Inc.	4,179	91,938
	Citizens Financial Group, Inc.	123,101	8,820,187
	City Holding Co.	5,520	801,007
	Civista Bancshares, Inc.	800	23,248
	CME Group, Inc.	30,152	8,074,404
	CNB Financial Corp.	11,504	403,790
	CNO Financial Group, Inc.	35,165	1,937,240
*	Coastal Financial Corp.	3,989	163,509
	Cohen & Steers, Inc.	15,558	1,279,957
*	Coinbase Global, Inc., Class A	18,350	2,683,871
	Columbia Banking System, Inc.	63,262	1,978,203
*	Columbia Financial, Inc.	79,640	860,908
	Commerce Bancshares, Inc.	30,088	1,783,316
	Community Financial System, Inc.	14,822	960,614
	Community Trust Bancorp, Inc.	9,403	737,665
	Community West Bancshares	199	4,981
	ConnectOne Bancorp, Inc.	14,523	478,388
*	Consumer Portfolio Services, Inc.	570	5,312
	Corebridge Financial, Inc.	131,928	4,114,834
		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co. (CRD/A US), Class A	2,485	$27,111
	Crawford & Co. (CRD/B US), Class B	33,605	338,402
*	Credit Acceptance Corp.	2,557	1,454,703
	Cullen/Frost Bankers, Inc.	13,748	2,286,842
*	Customers Bancorp, Inc.	10,143	798,051
	CVB Financial Corp.	46,740	1,045,574
	Dime Community Bancshares, Inc.	12,814	522,299
	Donegal Group, Inc. (DGICA US), Class A	18,392	363,058
*	Donnelley Financial Solutions, Inc.	8,156	385,779
	Eagle Bancorp, Inc.	7,356	204,129
	Eagle Financial Services, Inc.	362	14,679
	East West Bancorp, Inc.	28,824	3,775,944
	Eastern Bankshares, Inc.	50,576	1,161,225
*	ECB Bancorp, Inc.	581	11,940
	Employers Holdings, Inc.	15,334	775,134
	Enact Holdings, Inc.	12,336	583,740
*	Encore Capital Group, Inc.	10,087	948,985
*	Enova International, Inc.	4,279	1,087,465
	Enterprise Financial Services Corp.	11,863	786,636
	Equitable Holdings, Inc.	115,456	5,501,478
	Equity Bancshares, Inc., Class A	7,700	390,236
#	Erie Indemnity Co., Class A	6,827	1,652,407
	Esquire Financial Holdings, Inc.	2,258	291,779
	Essent Group Ltd.	54,948	3,624,370
	Evercore, Inc., Class A	11,912	3,818,511
	Everest Group Ltd.	17,628	6,595,516
#*	EZCORP, Inc., Class A	21,382	636,542
	F&G Annuities & Life, Inc.	17,996	514,146
	Farmers National Banc Corp.	1,591	25,233
*	FB Bancorp, Inc.	1,137	17,572
	FB Financial Corp.	16,307	984,617

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp. (AGM US), Class C	4,588	$1,044,229
	Federated Hermes, Inc.	37,678	2,259,173
	Fidelity National Financial, Inc.	142,293	7,340,896
	Fidelity National Information Services, Inc.	45,099	2,019,082
*	Fifth District Bancorp, Inc.	754	13,278
	Fifth Third Bancorp	92,947	5,251,505
*	Finance of America Cos., Inc., Class A	674	15,334
	Financial Institutions, Inc.	3,311	137,274
*	Finwise Bancorp	1,434	19,732
	First American Financial Corp.	37,716	2,828,323
	First BanCorp	59,619	1,724,778
	First Bancorp/Southern Pines NC	12,220	768,271
	First Bank	14,059	260,513
	First Busey Corp.	26,114	805,878
	First Business Financial Services, Inc.	800	56,168
	First Capital, Inc.	400	25,312
	First Citizens BancShares, Inc., Class A	1,828	3,997,196
	First Commonwealth Financial Corp.	27,007	581,461
	First Community Bankshares, Inc.	6,768	322,969
	First Financial Bankshares, Inc.	32,529	1,143,069
	First Financial Corp.	4,517	363,844
	First Hawaiian, Inc.	29,518	820,305
	First Horizon Corp.	80,930	2,075,045
	First Internet Bancorp	909	26,779
	First Interstate BancSystem, Inc., Class A	24,821	943,694
	First Merchants Corp.	15,973	689,075
	First Mid Bancshares, Inc.	9,963	518,973
	First National Corp.	671	21,304
	First U.S. Bancshares, Inc.	626	10,329
	First United Corp.	402	17,744
*	First Western Financial, Inc.	900	28,035
	FirstCash Holdings, Inc.	12,182	2,485,250
		Shares	Value†
FINANCIALS — (Continued)
*	Firstsun Capital Bancorp	1,557	$60,225
*	Fiserv, Inc.	9,236	498,190
	Five Star Bancorp	1,408	66,444
	Flagstar Bank NA	90,748	1,290,437
*	Flywire Corp.	51,467	823,987
	FNB Corp.	89,128	1,684,519
	Franklin Resources, Inc.	152,721	5,171,133
	FS Bancorp, Inc.	1,212	52,007
	Fulton Financial Corp.	46,231	1,124,800
	FVCBankcorp, Inc.	522	9,704
*	Genworth Financial, Inc.	241,517	2,374,112
	German American Bancorp, Inc.	16,733	851,375
	Glacier Bancorp, Inc.	29,415	1,449,865
	Global Payments, Inc.	28,860	2,426,549
	Globe Life, Inc.	33,828	6,165,153
	Goldman Sachs Group, Inc.	51,710	52,660,430
	Great Southern Bancorp, Inc.	2,993	240,368
*	Green Dot Corp., Class A	20,568	269,646
	Greene County Bancorp, Inc.	3,957	132,401
*	Greenlight Capital Re Ltd., Class A	17,379	289,360
*	Hagerty, Inc., Class A	948	10,930
	Hamilton Insurance Group Ltd., Class B	14,496	521,276
	Hamilton Lane, Inc., Class A	11,516	1,023,888
	Hanmi Financial Corp.	9,184	292,786
	Hanover Bancorp, Inc.	891	23,384
	Hanover Insurance Group, Inc.	16,291	3,789,775
*	Happen, Inc.	29,920	572,669
	Hartford Insurance Group, Inc.	129,506	18,378,196
	Hawthorn Bancshares, Inc.	713	27,800
	HBT Financial, Inc.	898	32,184
	HCI Group, Inc.	5,712	999,657
	Hennessy Advisors, Inc.	1,148	11,285
	Heritage Financial Corp.	11,021	327,654
*	Heritage Insurance Holdings, Inc.	16,741	491,683
#	Hingham Institution For Savings	585	166,830
*	Hippo Holdings, Inc.	10,666	335,446
	Home Bancorp, Inc.	2,281	162,727
	Home BancShares, Inc.	54,939	1,706,955

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home Federal Bancorp, Inc. of Louisiana	12	$276
	HomeTrust Bancshares, Inc.	3,167	162,119
	Hope Bancorp, Inc.	30,219	423,368
	Horace Mann Educators Corp.	17,168	894,624
	Horizon Bancorp, Inc.	10,721	219,244
	Houlihan Lokey, Inc.	17,383	2,181,393
	Huntington Bancshares, Inc.	295,056	5,027,754
	Independent Bank Corp. (IBCP US)	6,401	244,518
	Independent Bank Corp. (INDB US)	13,301	1,115,023
	Interactive Brokers Group, Inc., Class A	44,627	3,926,730
	International Bancshares Corp.	17,816	1,363,637
	Invesco Ltd.	198,254	5,868,318
	Investors Title Co.	794	229,696
	Jackson Financial, Inc., Class A	13,903	1,700,059
	Jefferies Financial Group, Inc.	68,869	3,760,247
	John Marshall Bancorp, Inc.	504	11,693
	JPMorgan Chase & Co.	419,716	147,651,892
	Kearny Financial Corp.	23,085	221,385
	Kemper Corp.	9,696	275,172
	KeyCorp	313,207	7,075,346
	Kingstone Cos., Inc.	9,273	185,182
	Kinsale Capital Group, Inc.	7,512	2,677,427
	KKR & Co., Inc.	73,390	7,443,948
	Lake Shore Bancorp, Inc.	898	15,419
	Lakeland Financial Corp.	6,891	431,721
	Landmark Bancorp, Inc.	607	19,023
	Lazard, Inc.	48,581	2,058,863
	Lincoln National Corp.	56,005	2,554,388
	Live Oak Bancshares, Inc.	11,170	478,076
	LPL Financial Holdings, Inc.	39,653	14,025,266
	M&T Bank Corp.	24,538	6,043,464
	Magyar Bancorp, Inc.	1,343	25,584
	MainStreet Bancshares, Inc.	515	11,876
*	Markel Group, Inc.	2,428	4,570,322
	MarketAxess Holdings, Inc.	2,500	405,750
		Shares	Value†
FINANCIALS — (Continued)
	MarketWise, Inc.	702	$13,829
	Marsh & McLennan Cos., Inc.	60,443	11,465,433
	Mastercard, Inc., Class A	114,180	65,436,558
	Mechanics Bancorp, Class A	1,466	24,614
	Mercantile Bank Corp.	6,280	377,302
	Merchants Bancorp	10,662	588,329
	Mercury General Corp.	27,263	2,920,413
	Meridian Corp.	2,100	41,244
	MetLife, Inc.	197,928	19,026,819
	Metrocity Bankshares, Inc.	1,072	37,927
	Metropolitan Bank Holding Corp.	3,475	321,368
	MGIC Investment Corp.	148,165	4,450,877
	Mid Penn Bancorp, Inc.	13,679	524,453
	Midland States Bancorp, Inc.	8,032	270,437
	Moelis & Co., Class A	27,042	1,813,977
	Moody's Corp.	37,555	17,965,561
	Morgan Stanley	138,387	29,119,393
	Morningstar, Inc.	11,133	2,143,882
	MSCI, Inc.	14,889	8,520,081
	MVB Financial Corp.	8,282	253,843
	Nasdaq, Inc.	94,062	8,859,700
	National Bank Holdings Corp., Class A	11,660	503,595
	National Bankshares, Inc.	507	20,584
	Navient Corp.	70,498	591,478
	NB Bancorp, Inc.	2,744	63,139
	NBT Bancorp, Inc.	13,822	727,728
*	NerdWallet, Inc., Class A	28,448	256,032
*	NI Holdings, Inc.	2,397	36,315
	Nicolet Bankshares, Inc.	6,108	1,043,979
*	NMI Holdings, Inc.	45,292	2,006,436
	Northeast Bank	2,200	273,174
	Northeast Community Bancorp, Inc.	1,191	31,800
	Northern Trust Corp.	52,825	9,624,187
	Northrim BanCorp, Inc.	4,157	110,202
	Northwest Bancshares, Inc.	37,821	595,303
	OceanFirst Financial Corp.	20,912	403,811
*	Octave Specialty Group, Inc.	10,415	56,241
	Ohio Valley Banc Corp.	243	10,221
	Old National Bancorp	88,876	2,367,657

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old Republic International Corp.	140,081	$6,052,900
	Old Second Bancorp, Inc.	14,321	362,178
	OneMain Holdings, Inc.	43,730	2,736,623
*	Onity Group, Inc.	3,051	111,850
	OP Bancorp	965	15,054
*	Oportun Financial Corp.	1,980	10,969
	Oppenheimer Holdings, Inc., Class A	3,936	419,735
*	OppFi, Inc.	2,742	25,693
*	OptimumBank Holdings, Inc.	2,226	16,918
	Orange County Bancorp, Inc.	492	18,819
	Origin Bancorp, Inc.	7,350	402,266
	Orrstown Financial Services, Inc.	4,845	207,027
*	Oscar Health, Inc., Class A	47,868	1,494,439
*	Palomar Holdings, Inc.	13,137	1,757,599
	Park National Corp.	4,209	876,103
	Parke Bancorp, Inc.	2,561	87,458
	Pathfinder Bancorp, Inc.	900	14,382
	Pathward Financial, Inc.	11,535	1,017,848
	PayPal Holdings, Inc.	271,447	15,529,483
*	Paysign, Inc.	3,895	34,899
	Peapack-Gladstone Financial Corp.	6,832	314,135
	Pelagos Insurance Capital Ltd.	29,366	742,666
	PennyMac Financial Services, Inc.	22,531	1,699,063
	Peoples Bancorp of North Carolina, Inc.	1,287	55,341
	Peoples Bancorp, Inc.	8,688	361,942
	Peoples Financial Services Corp.	321	22,586
	Perella Weinberg Partners	9,281	163,810
	Pinnacle Financial Partners, Inc.	26,338	2,771,548
*	Pioneer Bancorp, Inc.	1,058	18,219
	Piper Sandler Cos.	23,107	1,751,511
	PJT Partners, Inc., Class A	5,118	861,411
	Plumas Bancorp	230	14,101
	PNC Financial Services Group, Inc.	30,074	7,514,590
*	Ponce Financial Group, Inc.	1,223	24,680
	Popular, Inc.	17,588	3,081,593
		Shares	Value†
FINANCIALS — (Continued)
*	PRA Group, Inc.	8,071	$140,193
	Preferred Bank	3,912	408,569
	Primerica, Inc.	17,646	5,646,014
	Primis Financial Corp.	3,200	51,264
	Principal Financial Group, Inc.	88,838	10,100,881
*	Priority Technology Holdings, Inc.	2,039	13,254
	PROG Holdings, Inc.	24,459	1,076,685
	Progressive Corp.	89,418	18,904,754
	Prosperity Bancshares, Inc.	26,706	1,999,478
	Provident Financial Holdings, Inc.	415	7,370
	Provident Financial Services, Inc.	31,305	772,607
	Prudential Financial, Inc.	119,723	14,615,784
	QCR Holdings, Inc.	5,844	601,640
	Radian Group, Inc.	59,705	2,327,898
	Raymond James Financial, Inc.	42,169	7,420,901
	RBB Bancorp	574	15,136
	Red River Bancshares, Inc.	1,527	153,540
	Regions Financial Corp.	140,292	4,342,037
	Reinsurance Group of America, Inc.	30,462	7,214,925
	RenaissanceRe Holdings Ltd.	27,762	8,883,285
	Renasant Corp.	39,671	1,728,465
	Republic Bancorp, Inc., Class A	3,644	362,724
*	Rhinebeck Bancorp, Inc.	1,284	15,408
	Richmond Mutual BanCorp, Inc.	1,351	21,143
	Riverview Bancorp, Inc.	8,460	44,838
	RLI Corp.	39,488	2,418,245
*	Robinhood Markets, Inc., Class A	100,619	8,709,581
#*	Rocket Cos., Inc., Class A	191,470	2,469,963
	S&P Global, Inc.	26,471	10,904,199
	S&T Bancorp, Inc.	17,418	908,349
	Safety Insurance Group, Inc.	6,485	670,484
	SB Financial Group, Inc.	1,702	44,729
	Seacoast Banking Corp. of Florida	23,439	814,271
*	Security National Financial Corp., Class A	1,268	11,881
	SEI Investments Co.	41,800	4,304,564

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Selective Insurance Group, Inc.	23,726	$2,248,988
	ServisFirst Bancshares, Inc.	12,833	1,148,554
	Shore Bancshares, Inc.	835	20,458
	Sierra Bancorp	1,779	72,512
	Silvercrest Asset Management Group, Inc., Class A	953	9,797
	Simmons First National Corp., Class A	33,747	796,092
*	SiriusPoint Ltd.	87,642	2,072,733
*	Skyward Specialty Insurance Group, Inc.	12,706	761,725
	SLM Corp.	129,649	3,370,226
	SmartFinancial, Inc.	2,470	129,428
#*	SoFi Technologies, Inc.	571,404	9,319,599
	Sound Financial Bancorp, Inc.	200	9,446
	Southern Missouri Bancorp, Inc.	1,543	119,444
	Southside Bancshares, Inc.	8,552	278,026
	Southstate Bank Corp.	39,808	4,183,423
	SR Bancorp, Inc.	714	13,959
	State Street Corp.	48,417	8,916,475
*††	Sterling Bancorp, Inc.	817	0
	Stewart Information Services Corp.	13,510	913,141
	Stifel Financial Corp.	44,416	3,682,531
	Stock Yards Bancorp, Inc.	10,561	898,741
*	StoneX Group, Inc.	42,832	3,279,646
*	Summit State Bank	922	11,424
	Synchrony Financial	197,662	14,980,803
#	T. Rowe Price Group, Inc.	68,484	7,653,087
	Texas Capital Bancshares, Inc.	12,407	1,226,432
#	TFS Financial Corp.	36,221	666,829
*	Third Coast Bancshares, Inc.	659	28,891
	Timberland Bancorp, Inc.	618	27,705
	Tiptree, Inc.	18,783	333,774
*	Toast, Inc., Class A	100,209	3,233,744
	Tompkins Financial Corp.	3,492	348,641
	Towne Bank	24,937	945,362
#	TPG, Inc.	23,085	1,007,891
	Tradeweb Markets, Inc., Class A	16,867	1,695,134
	Travelers Cos., Inc.	99,901	37,398,938
	TriCo Bancshares	8,028	461,931
		Shares	Value†
FINANCIALS — (Continued)
*	Triumph Financial, Inc.	6,871	$521,715
	Truist Financial Corp.	117,691	6,101,101
*	Trupanion, Inc.	5,904	144,589
	TrustCo Bank Corp.	5,755	327,920
	Trustmark Corp.	37,011	1,756,172
*	TWFG, Inc.	2,084	55,851
	U.S. Bancorp	94,787	5,972,529
	U.S. Global Investors, Inc., Class A	2,412	6,898
	UMB Financial Corp.	24,865	3,623,576
	Union Bankshares, Inc.	304	7,001
	United Bancorp, Inc.	1,200	18,300
	United Bancshares, Inc.	300	11,700
	United Community Banks, Inc.	28,752	1,018,971
	United Fire Group, Inc.	14,283	733,575
	Unity Bancorp, Inc.	354	20,847
	Universal Insurance Holdings, Inc.	16,051	701,589
	Univest Financial Corp.	10,247	453,327
	Unum Group	77,624	6,684,203
	USCB Financial Holdings, Inc.	1,422	31,241
#	UWM Holdings Corp.	4,400	8,008
	Valley National Bancorp	122,922	1,756,555
*	Velocity Financial, Inc.	574	10,068
	Victory Capital Holdings, Inc., Class A	28,834	2,855,431
	Virginia National Bankshares Corp.	51	2,336
	Virtu Financial, Inc., Class A	37,924	2,227,277
	Virtus Investment Partners, Inc.	2,448	390,089
	Visa, Inc., Class A	203,760	74,602,649
	Voya Financial, Inc.	55,797	5,547,896
	W.R. Berkley Corp.	122,023	8,851,548
	WaFd, Inc.	19,235	707,271
	Walker & Dunlop, Inc.	13,911	691,238
	Washington Trust Bancorp, Inc.	5,992	233,568
	Waterstone Financial, Inc.	8,370	171,752
	Webster Financial Corp.	37,019	2,858,607
	Wells Fargo & Co.	268,309	23,195,313
	WesBanco, Inc.	9,247	382,641
	Westamerica BanCorp	6,054	364,148
	Western Alliance Bancorp	23,971	1,929,426
	Western New England Bancorp, Inc.	2,300	29,739

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Western Union Co.	150,410	$956,608
	Westwood Holdings Group, Inc.	1,000	19,170
*	WEX, Inc.	15,431	2,884,980
#	White Mountains Insurance Group Ltd.	1,380	2,894,867
	Willis Towers Watson PLC	20,158	6,771,475
	Wintrust Financial Corp.	14,736	2,350,981
#	WisdomTree, Inc.	67,082	1,299,378
*	World Acceptance Corp.	1,727	310,532
	WSFS Financial Corp.	16,080	1,289,616
	WVS Financial Corp.	96	1,839
	Zions Bancorp NA	55,529	3,870,371
TOTAL FINANCIALS			1,520,378,595
HEALTH CARE — (10.5%)
*	10X Genomics, Inc., Class A	35,535	1,679,739
*	4D Molecular Therapeutics, Inc.	6,808	69,305
	Abbott Laboratories	102,614	10,846,300
	AbbVie, Inc.	219,650	55,118,971
††	Abiomed, Inc.	5,835	91,084
	Acme United Corp.	500	28,430
*	AdaptHealth Corp.	61,607	665,356
	Agilent Technologies, Inc.	47,116	6,519,441
††	Albireo Pharma, Inc.	3,349	21,367
*	Align Technology, Inc.	20,885	3,532,907
*	Alignment Healthcare, Inc.	8,291	123,121
*	Alkermes PLC	30,679	1,502,964
*	Alnylam Pharmaceuticals, Inc.	16,434	3,377,516
*	American Well Corp., Class A	1,737	18,673
	Amgen, Inc.	101,930	39,259,359
*	AMN Healthcare Services, Inc.	19,375	651,581
*	AngioDynamics, Inc.	14,917	220,622
*	Anika Therapeutics, Inc.	5,680	109,510
*	Artivion, Inc.	9,753	261,673
*	Astrana Health, Inc.	9,593	341,127
*	AtriCure, Inc.	14,933	563,870
*	Aveanna Healthcare Holdings, Inc.	39,156	367,675
*	Axogen, Inc.	1,743	73,572
*	Aytu BioPharma, Inc.	4,640	10,347
#*	Beam Therapeutics, Inc.	18,941	483,374
		Shares	Value†
HEALTH CARE — (Continued)
	Becton Dickinson & Co.	21,786	$3,608,197
*	BioAge Labs, Inc.	5,115	46,240
*	BioCryst Pharmaceuticals, Inc.	17,956	161,245
*	Biogen, Inc.	27,130	5,506,033
*	BioMarin Pharmaceutical, Inc.	71,086	4,266,582
*	Bio-Rad Laboratories, Inc., Class A	7,950	2,587,566
	Bio-Techne Corp.	43,455	3,132,671
*	Boston Scientific Corp.	107,411	5,019,316
*	BrightSpring Health Services, Inc.	35,169	2,099,941
	Bristol-Myers Squibb Co.	414,872	27,095,290
#	Bruker Corp.	50,096	3,148,033
	Cardinal Health, Inc.	47,103	10,835,103
*	CareDx, Inc.	20,757	907,288
*	Castle Biosciences, Inc.	11,837	331,436
*	Celldex Therapeutics, Inc.	7,202	274,108
	Cencora, Inc.	52,347	16,297,715
*	Centene Corp.	117,015	7,280,673
*	Certara, Inc.	1,129	9,145
	Chemed Corp.	2,588	1,377,463
*††	Chinook Therapeutics, Inc.	11,306	0
	Cigna Group	65,301	18,222,244
*	Clover Health Investments Corp.	54,557	227,503
	Concentra Group Holdings Parent, Inc.	27,189	860,532
	CONMED Corp.	4,917	227,657
*	Cooper Cos., Inc.	24,387	1,763,668
*	CorVel Corp.	17,695	1,062,762
*	CryoPort, Inc.	11,864	179,028
*	Cumberland Pharmaceuticals, Inc.	4,562	30,474
	CVS Health Corp.	180,327	18,831,549
*	Cytek Biosciences, Inc.	61,808	260,830
	Danaher Corp.	64,245	12,526,490
*	DaVita, Inc.	14,962	3,592,227
	Dentsply Sirona, Inc.	91,005	1,216,737
*	Design Therapeutics, Inc.	10,306	125,527
*	Dexcom, Inc.	28,813	2,404,445
*	Doximity, Inc., Class A	34,632	724,155
*	Edwards Lifesciences Corp.	81,169	6,986,216
*	Electromed, Inc.	2,300	93,679
	Elevance Health, Inc.	48,478	18,219,972
	Eli Lilly & Co.	103,933	119,402,388

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Embecta Corp.	19,320	$70,325
*	Emergent BioSolutions, Inc.	9,237	66,691
*	Enovis Corp.	17,500	510,125
*	Envista Holdings Corp.	60,561	1,653,921
*	Exagen, Inc.	755	3,420
*	Fortrea Holdings, Inc.	16,426	314,886
*	Fulgent Genetics, Inc.	12,600	208,530
*	GE HealthCare Technologies, Inc.	75,105	5,108,642
	Gilead Sciences, Inc.	205,067	26,701,774
*	Globus Medical, Inc., Class A	36,584	2,882,453
*	Guardian Pharmacy Services, Inc., Class A	5,495	217,217
*	Haemonetics Corp.	12,210	1,044,443
#*	Halozyme Therapeutics, Inc.	28,801	2,377,235
*	Harvard Bioscience, Inc.	24	146
*	HealthEquity, Inc.	24,905	2,505,692
	HealthStream, Inc.	14,850	416,394
#*	Henry Schein, Inc.	50,325	4,315,369
»	Hologic, Inc.	46,760	468
	Humana, Inc.	33,697	12,260,990
*	ICON PLC	9,878	1,615,695
*	ICU Medical, Inc.	8,562	1,442,783
*	Ideaya Biosciences, Inc.	11,465	407,007
*	IDEXX Laboratories, Inc.	12,782	7,146,033
*	Illumina, Inc.	27,759	5,693,371
*	ImmuCell Corp.	2,176	24,393
*	Incyte Corp.	71,345	8,527,154
*	Indivior Pharmaceuticals, Inc.	42,112	1,684,901
*	InfuSystem Holdings, Inc.	1,351	12,348
*	Innovage Holding Corp.	7,868	89,380
*	Insmed, Inc.	20,990	2,069,614
*	Insulet Corp.	20,039	3,313,449
*	Integer Holdings Corp.	9,950	1,206,039
*	Integra LifeSciences Holdings Corp.	1,223	20,363
*	Intellia Therapeutics, Inc.	24,783	264,682
*	Intuitive Surgical, Inc.	25,002	8,833,957
#*	Iovance Biotherapeutics, Inc.	94,751	385,637
*	IQVIA Holdings, Inc.	46,904	11,023,378
	iRadimed Corp.	1,779	161,640
*	Ironwood Pharmaceuticals, Inc.	23,591	99,790
		Shares	Value†
HEALTH CARE — (Continued)
	Johnson & Johnson	323,804	$83,007,155
*	Joint Corp.	4,526	37,521
*	Kewaunee Scientific Corp.	2,477	88,478
*	Kiniksa Pharmaceuticals International PLC	7,620	566,471
*	Kiora Pharmaceuticals, Inc.	1,895	4,965
*	Krystal Biotech, Inc.	2,345	799,926
#*	Kymera Therapeutics, Inc.	4,468	461,991
	Labcorp Holdings, Inc.	16,509	5,104,583
*	Lantheus Holdings, Inc.	9,963	992,713
*	Larimar Therapeutics, Inc.	20,086	76,729
	LeMaitre Vascular, Inc.	6,444	652,906
*	LeonaBio, Inc.	1,251	8,832
*	LifeStance Health Group, Inc.	95,890	1,004,927
*	Lipocine, Inc.	6,181	13,104
*	LivaNova PLC	13,700	1,097,918
*	Maravai LifeSciences Holdings, Inc., Class A	22,740	149,402
	McKesson Corp.	19,267	16,496,213
*	Medpace Holdings, Inc.	8,437	4,869,077
	Medtronic PLC	133,753	11,421,169
	Merck & Co., Inc.	268,323	34,935,655
*	Merit Medical Systems, Inc.	16,913	1,437,774
*††	Merrimack Pharmaceuticals, Inc.	2,200	0
	Mesa Laboratories, Inc.	656	66,131
*	Mettler-Toledo International, Inc.	3,089	4,374,951
††	Mirati Therapeutics, Inc.	8,088	24,102
#*	Moderna, Inc.	114,118	6,255,949
*	Molina Healthcare, Inc.	18,112	3,543,069
*	Natera, Inc.	22,747	6,090,737
*	NeoGenomics, Inc.	48,845	746,840
	NRC Health	4,399	85,824
*	Nurix Therapeutics, Inc.	10,398	241,338
*	Omnicell, Inc.	22,094	781,465
*	Option Care Health, Inc.	36,181	833,248
	Organon & Co.	62,029	840,493
*	Orthofix Medical, Inc.	15,120	178,416
*	OrthoPediatrics Corp.	16,400	331,116
*††	PDL BioPharma, Inc.	17,391	5,391

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Pediatrix Medical Group, Inc.	33,061	$876,447
*	Pennant Group, Inc.	7,526	303,448
#*	Penumbra, Inc.	4,135	1,328,121
*	Personalis, Inc.	10,588	134,044
	Pfizer, Inc.	484,407	12,115,019
*	Prestige Consumer Healthcare, Inc.	15,766	791,769
*	Privia Health Group, Inc.	20,092	475,578
*	Pro-Dex, Inc.	1,452	85,044
*	Progyny, Inc.	39,145	1,218,584
*	Protara Therapeutics, Inc.	7,228	28,334
*	Prothena Corp. PLC	10,465	84,976
	Quest Diagnostics, Inc.	20,001	4,660,433
*	RadNet, Inc.	12,949	825,887
	Regeneron Pharmaceuticals, Inc.	11,531	8,793,887
#*	Relay Therapeutics, Inc.	7,717	145,311
*	Repligen Corp.	18,357	2,588,521
	ResMed, Inc.	28,328	5,976,641
	Revvity, Inc.	30,949	3,482,381
*	Rezolute, Inc.	15,887	74,987
*	Roivant Sciences Ltd.	118,340	4,012,909
*	Sensus Healthcare, Inc.	4,620	13,444
*	SI-BONE, Inc.	7,198	127,836
#*	Simulations Plus, Inc.	3,114	56,768
#*	Solid Biosciences, Inc.	19,922	160,571
*	Solventum Corp.	5,592	477,780
*	Sotera Health Co.	238	4,251
*	STAAR Surgical Co.	12,417	302,478
	STERIS PLC	17,722	4,047,705
	Stryker Corp.	35,222	11,471,805
*	Teladoc Health, Inc.	19,385	130,073
	Teleflex, Inc.	5,202	711,165
*	Tenax Therapeutics, Inc.	2,751	37,689
	Thermo Fisher Scientific, Inc.	20,259	11,634,744
*††	Third Harmonic Bio, Inc.	903	0
#*	TransMedics Group, Inc.	3,274	250,494
	U.S. Physical Therapy, Inc.	4,262	336,954
	UnitedHealth Group, Inc.	132,909	55,077,490
	Utah Medical Products, Inc.	407	28,702
*	Varex Imaging Corp.	10,458	117,025
*	Veeva Systems, Inc., Class A	25,424	5,180,903
*	Veracyte, Inc.	38,708	1,792,955
		Shares	Value†
HEALTH CARE — (Continued)
*	Vericel Corp.	7,100	$326,316
*	Vertex Pharmaceuticals, Inc.	30,326	14,468,535
	Viatris, Inc.	258,895	4,546,196
*	Vir Biotechnology, Inc.	34,890	302,147
*	Viridian Therapeutics, Inc.	7,589	143,584
*	Waters Corp.	15,452	5,830,194
	West Pharmaceutical Services, Inc.	13,025	4,441,004
*	Xencor, Inc.	14,000	282,940
»	XOMA Royalty Corp.	2,957	3,460
*	Zevra Therapeutics, Inc.	6,159	58,572
	Zimmer Biomet Holdings, Inc.	51,359	4,824,151
TOTAL HEALTH CARE			904,377,178
INDUSTRIALS — (12.7%)
*	3D Systems Corp.	32,260	85,166
	3M Co.	53,307	9,396,958
#	A.O. Smith Corp.	24,105	1,449,434
	AAON, Inc.	19,641	1,749,227
*	AAR Corp.	12,924	1,809,877
	ABM Industries, Inc.	33,296	1,595,211
	ACCO Brands Corp.	25,156	106,158
	Acuity, Inc.	9,944	3,265,510
	Advanced Drainage Systems, Inc.	16,330	2,261,378
	Aebi Schmidt Holding AG	9,518	122,687
	AECOM	75,764	5,484,556
*	AerSale Corp.	2,003	12,419
	AGCO Corp.	33,302	3,402,132
*	Air Industries Group	3,291	8,820
	Alamo Group, Inc.	4,510	717,451
	Albany International Corp., Class A	7,423	553,088
	Allegion PLC	31,813	5,007,366
	Allient, Inc.	3,808	333,048
	Allison Transmission Holdings, Inc.	26,572	3,043,557
*	Alpha Pro Tech Ltd.	1,109	5,467
*	Alta Equipment Group, Inc.	8,138	53,548
*	Amentum Holdings, Inc.	57,763	1,282,339
*	Ameresco, Inc., Class A	7,030	148,122
*	American Superconductor Corp.	9,815	288,267
	AMETEK, Inc.	38,074	9,202,867
*	API Group Corp.	149,730	5,941,286
	Apogee Enterprises, Inc.	6,051	239,620

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Applied Industrial Technologies, Inc.	12,994	$4,485,659
	ArcBest Corp.	5,758	831,167
	Arcosa, Inc.	1	145
	Argan, Inc.	3,843	2,192,162
	Armstrong World Industries, Inc.	8,201	1,432,387
*	Art's-Way Manufacturing Co., Inc.	1,909	4,123
	Astec Industries, Inc.	9,717	492,263
#*	Astronics Corp. (ATRO US)	8,464	588,163
*	Astronics Corp. (ATROB US), Class B	2,878	198,640
*	Asure Software, Inc.	16,620	133,459
*	ATI, Inc.	12,679	2,376,552
	Atkore, Inc.	8,773	640,078
	Atmus Filtration Technologies, Inc.	24,816	1,281,250
	Automatic Data Processing, Inc.	65,458	17,441,939
	AZZ, Inc.	6,056	876,424
	Barrett Business Services, Inc.	15,612	609,492
*	Blue Bird Corp.	12,286	913,956
*	BlueLinx Holdings, Inc.	3,259	176,703
	Boise Cascade Co.	8,456	645,869
	Booz Allen Hamilton Holding Corp.	49,128	3,425,204
*	Bowman Consulting Group Ltd.	170	4,565
	Brady Corp., Class A	13,278	1,251,717
*	BrightView Holdings, Inc.	21,401	279,069
	Brink's Co.	8,720	1,032,884
	Broadridge Financial Solutions, Inc.	26,745	4,117,393
*	Broadwind, Inc.	5,000	20,000
*	Builders FirstSource, Inc.	38,345	2,547,642
	BWX Technologies, Inc.	20,669	3,486,860
*	CACI International, Inc., Class A	7,673	3,819,236
	Cadre Holdings, Inc.	8,561	263,936
#	Carlisle Cos., Inc.	13,612	4,899,231
	Carpenter Technology Corp.	4,584	2,382,121
	Carrier Global Corp.	138,861	8,582,998
	Caterpillar, Inc.	55,088	44,886,253
*	CECO Environmental Corp.	18,697	1,231,945
*	Centuri Holdings, Inc.	8,638	240,482
		Shares	Value†
INDUSTRIALS — (Continued)
	CH Robinson Worldwide, Inc.	58,147	$8,590,056
*	Cimpress PLC	7,580	748,146
	Cintas Corp.	29,243	5,983,995
*	Civeo Corp.	3,841	121,030
*	Clean Harbors, Inc.	2,632	823,500
	CNH Industrial NV	487,848	5,000,442
	Columbus McKinnon Corp.	12,349	236,730
	Comfort Systems USA, Inc.	8,559	14,804,417
*	Concrete Pumping Holdings, Inc.	3,180	30,941
*	Conduent, Inc.	44,194	69,385
#*	Construction Partners, Inc., Class A	11,420	1,180,257
*	Copart, Inc.	115,500	3,363,360
*	Core & Main, Inc., Class A	82,736	3,637,902
*	Costamare Bulkers Holdings Ltd.	8,300	162,348
	Covenant Logistics Group, Inc.	7,938	281,958
*»	CPI Aerostructures, Inc.	3,057	15,316
	CRA International, Inc.	3,789	678,345
	Crane Co.	16,761	3,577,803
	CSW Industrials, Inc.	4,486	1,430,720
	Cummins, Inc.	23,097	14,648,117
	Curtiss-Wright Corp.	3,414	2,471,736
*	Custom Truck One Source, Inc.	4,700	47,705
	Deere & Co.	37,729	22,360,846
	Deluxe Corp.	23,612	610,842
*	Distribution Solutions Group, Inc.	5,762	199,192
*	DNOW, Inc.	80,228	1,132,819
	Donaldson Co., Inc.	41,807	3,939,892
	Douglas Dynamics, Inc.	9,728	429,297
	Dover Corp.	32,472	6,644,421
*	Ducommun, Inc.	4,198	751,526
	DuPont de Nemours, Inc.	42,397	5,808,389
*	DXP Enterprises, Inc.	5,756	903,807
*	Dycom Industries, Inc.	6,396	2,565,244
	Eastern Co.	406	9,630
	Eaton Corp. PLC	36,034	14,961,317
	EMCOR Group, Inc.	8,782	7,003,030
	Emerson Electric Co.	76,052	11,394,111
*	Energy Recovery, Inc.	16,964	146,739
	Enerpac Tool Group Corp.	16,361	584,742
	EnerSys	9,874	1,837,058
	Ennis, Inc.	9,841	214,534
	Enpro, Inc.	5,862	1,840,199
*	Enviri Corp.	4,979	110,434
	Equifax, Inc.	60,142	10,381,712

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Esab Corp.	13,036	$1,128,005
	ESCO Technologies, Inc.	7,186	2,265,674
	Espey Mfg. & Electronics Corp.	1,085	64,199
*	Everus Construction Group, Inc.	17,809	2,233,783
	EVI Industries, Inc.	546	7,682
*	ExlService Holdings, Inc.	49,225	1,670,204
	Expeditors International of Washington, Inc.	73,484	12,337,229
	Exponent, Inc.	15,830	1,058,235
	Fastenal Co.	180,740	8,623,105
	Federal Signal Corp.	18,024	2,252,099
	FedEx Corp.	31,782	9,769,787
*	Fedex Freight Holding Co., Inc.	15,991	2,247,215
	Ferguson Enterprises, Inc.	56,483	13,235,661
	Flowserve Corp.	50,725	3,854,593
*	Fluence Energy, Inc.	10,879	151,544
*	Fluor Corp.	95,555	4,793,994
	Fortive Corp.	104,989	6,216,399
	Fortune Brands Innovations, Inc.	41,310	2,034,931
*	Franklin Covey Co.	1,000	21,450
	Franklin Electric Co., Inc.	14,117	1,478,332
*	FreightCar America, Inc.	1,380	10,999
#	FTAI Aviation Ltd.	20,932	4,311,992
*	FTI Consulting, Inc.	14,813	2,360,896
*	Gates Industrial Corp. Ltd.	59,224	1,657,088
	GATX Corp.	13,958	2,496,667
	GE Vernova, Inc.	16,853	16,689,357
*	Gencor Industries, Inc.	1,295	18,441
*	Generac Holdings, Inc.	20,150	3,971,766
	General Dynamics Corp.	32,174	12,336,155
	General Electric Co.	122,912	44,256,924
	Genpact Ltd.	61,848	2,175,194
*	Gibraltar Industries, Inc.	7,671	324,176
	Global Industrial Co.	14,229	508,544
	Gorman-Rupp Co.	10,775	874,822
	Graco, Inc.	48,121	3,819,845
*	Graham Corp.	2,002	191,992
	Granite Construction, Inc.	9,434	1,141,231
	Greenbrier Cos., Inc.	8,570	422,072
	Griffon Corp.	10,189	877,986
*	GXO Logistics, Inc.	25,280	1,268,045
*	Hayward Holdings, Inc.	99,621	1,507,266
		Shares	Value†
INDUSTRIALS — (Continued)
*	Healthcare Services Group, Inc.	16,115	$375,480
	Heartland Express, Inc.	16,095	196,842
#	HEICO Corp. (HEI US)	6,817	2,429,306
	HEICO Corp. (HEIA US), Class A	11,151	2,868,929
	Helios Technologies, Inc.	14,198	1,106,166
	Herc Holdings, Inc.	9,587	1,439,392
	Hexcel Corp.	12,106	1,246,313
*	Hillman Solutions Corp.	73,113	575,399
	HireQuest, Inc.	835	10,788
	HNI Corp.	5,117	230,316
*	Honeywell Aerospace, Inc.	27,277	5,639,247
	Honeywell International, Inc.	27,277	6,629,675
	Howmet Aerospace, Inc.	21,972	6,201,817
	Hub Group, Inc., Class A	19,024	885,187
	Hubbell, Inc.	17,212	8,133,531
	Huntington Ingalls Industries, Inc.	11,028	3,600,091
*	Hurco Cos., Inc.	6,300	131,292
*	Huron Consulting Group, Inc.	13,669	2,074,544
	Hyster-Yale, Inc.	6,410	214,286
*	IBEX Holdings Ltd.	2,261	79,904
	ICF International, Inc.	11,598	938,510
	IDEX Corp.	21,538	4,963,432
*	IES Holdings, Inc.	6,550	4,876,737
	Illinois Tool Works, Inc.	46,962	13,475,746
	Ingersoll Rand, Inc.	63,885	5,326,731
*	Innodata, Inc.	10,383	652,364
*	Innovative Solutions & Support, Inc.	7,966	145,698
	Insperity, Inc.	3,046	154,158
	Insteel Industries, Inc.	6,002	183,961
	Interface, Inc.	32,941	1,128,559
	ITT, Inc.	16,786	3,289,720
	Jacobs Solutions, Inc.	54,542	7,359,352
*	Janus International Group, Inc.	10,227	52,465
	JB Hunt Transport Services, Inc.	17,780	4,831,715
	Johnson Controls International PLC	86,800	12,730,088
	Kadant, Inc.	3,836	1,179,570
*	Karman Holdings, Inc.	5,128	246,913
	KBR, Inc.	70,863	2,594,294
	Kelly Services, Inc., Class A	5,998	89,010
	Kennametal, Inc.	17,937	609,320

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kforce, Inc.	11,015	$625,322
*	Kirby Corp.	7,620	999,287
	Korn Ferry	32,137	2,643,911
*	Kratos Defense & Security Solutions, Inc.	50,196	2,339,134
*	L.B. Foster Co., Class A	1,777	73,088
	L3Harris Technologies, Inc.	31,105	8,617,951
	Landstar System, Inc.	14,635	2,557,759
*	Legalzoom.com, Inc.	29,890	235,234
	Leidos Holdings, Inc.	62,669	7,244,536
	Lennox International, Inc.	5,741	2,387,567
	Leonardo DRS, Inc.	48,788	2,246,687
*	Limbach Holdings, Inc.	6,477	464,401
	Lincoln Electric Holdings, Inc.	11,675	3,050,794
	Lindsay Corp.	4,577	507,223
*	Liquidity Services, Inc.	12,769	497,736
*	Loar Holdings, Inc.	4,994	341,839
	Louisiana-Pacific Corp.	20,455	1,481,556
	LSI Industries, Inc.	11,378	266,131
	Luxfer Holdings PLC	2,637	44,908
#*	Lyft, Inc., Class A	224,806	3,565,423
*	Manitowoc Co., Inc.	19,017	263,385
	ManpowerGroup, Inc.	2,725	142,845
	Marten Transport Ltd.	18,264	270,125
	Masco Corp.	52,747	3,770,356
*	MasTec, Inc.	12,616	3,319,270
*	Masterbrand, Inc.	33,910	279,758
*	Matrix Service Co.	11,781	136,660
	Maximus, Inc.	37,600	2,265,400
*	Mayville Engineering Co., Inc.	3,473	89,152
	McGrath RentCorp	12,056	1,388,248
*	Mercury Systems, Inc.	19,828	1,925,299
*	Middleby Corp.	20,339	2,716,884
*	Midera Food Processing, Inc.	20,339	975,255
	Miller Industries, Inc.	3,405	171,272
	MillerKnoll, Inc.	12,800	288,256
*	Mistras Group, Inc.	7,899	120,144
*	Mobility Global, Inc.	26,471	539,479
*	Modine Manufacturing Co.	4,650	934,929
	Moog, Inc., Class A	8,442	3,291,114
	MSA Safety, Inc.	13,785	2,622,872
	MSC Industrial Direct Co., Inc., Class A	20,378	2,514,645
	Mueller Industries, Inc.	43,096	2,862,005
	Mueller Water Products, Inc., Class A	29,792	751,950
*	MYR Group, Inc.	4,600	1,532,812
*	Nephros, Inc.	3,337	11,312
		Shares	Value†
INDUSTRIALS — (Continued)
*	Nextpower, Inc., Class A	78,754	$7,077,622
	NL Industries, Inc.	3,400	19,516
	Nordson Corp.	16,512	4,916,943
	Northrop Grumman Corp.	15,164	8,226,167
*	NPK International, Inc.	64,563	806,392
	nVent Electric PLC	33,282	5,119,770
*	NWPX Infrastructure, Inc.	2,066	254,283
	Old Dominion Freight Line, Inc.	14,795	3,138,611
	Omega Flex, Inc.	4,891	144,089
*	OPENLANE, Inc.	49,489	1,967,683
*	Optex Systems Holdings, Inc.	711	8,027
*	Orion Energy Systems, Inc.	1,121	11,322
*	Orion Group Holdings, Inc.	4,256	41,624
	Oshkosh Corp.	27,310	3,889,217
	Otis Worldwide Corp.	54,344	3,910,051
	Owens Corning	4,459	619,355
	PACCAR, Inc.	127,591	16,928,774
*	PAMT Corp.	6,042	97,367
	Park Aerospace Corp.	14,265	483,583
	Parker-Hannifin Corp.	7,827	7,643,300
	Park-Ohio Holdings Corp.	3,500	139,755
*	Parsons Corp.	56,312	2,489,554
	Paychex, Inc.	90,415	10,564,089
	Paycom Software, Inc.	6,879	1,127,881
*	Paylocity Holding Corp.	8,121	1,119,845
	Pentair PLC	53,787	3,519,821
*	Perma-Pipe International Holdings, Inc.	987	23,836
*	Pioneer Power Solutions, Inc.	3,818	11,110
	Pitney Bowes, Inc.	45,578	798,982
*	Planet Labs PBC	160,562	3,288,310
#*	Plug Power, Inc.	243,485	501,579
	Powell Industries, Inc.	8,157	1,702,203
*	Power Solutions International, Inc.	4,171	115,161
	Preformed Line Products Co.	1,786	637,566
	Primoris Services Corp.	20,316	1,714,874
*	Proto Labs, Inc.	11,885	891,969
	Quad/Graphics, Inc.	7,409	76,980
	Quanex Building Products Corp.	2,762	49,274
#	Quanta Services, Inc.	5,774	3,853,337
#*	QXO, Inc.	72,838	968,745
*	Radiant Logistics, Inc.	10,535	86,808
*	RBC Bearings, Inc.	5,983	3,298,488

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	RCM Technologies, Inc.	4,300	$121,647
	Regal Rexnord Corp.	19,278	3,956,424
*	Resideo Technologies, Inc.	70,801	2,428,474
	Robert Half, Inc.	5,687	214,969
*	Rocket Lab Corp.	21,600	1,402,920
	Rockwell Automation, Inc.	22,468	10,786,437
	Rollins, Inc.	63,152	2,397,881
	RTX Corp.	159,396	34,305,207
	Rush Enterprises, Inc. (RUSHA US), Class A	24,943	1,990,202
	Rush Enterprises, Inc. (RUSHB US), Class B	9,332	725,376
*	RXO, Inc.	22,253	450,623
	Ryder System, Inc.	10,368	2,658,563
*	Saia, Inc.	4,448	1,546,258
	Schneider National, Inc., Class B	22,266	795,787
	Science Applications International Corp.	26,725	3,130,299
	Sensata Technologies Holding PLC	35,169	1,627,973
*	Shoals Technologies Group, Inc., Class A	90,112	787,579
	Simpson Manufacturing Co., Inc.	14,188	2,663,655
*	SiteOne Landscape Supply, Inc.	13,363	1,262,002
	Snap-on, Inc.	15,110	6,201,295
*	SPX Technologies, Inc.	14,335	3,148,253
	SS&C Technologies Holdings, Inc.	93,713	7,220,587
*	StandardAero, Inc.	98,841	2,897,030
	Standex International Corp.	2,597	770,010
	Stanley Black & Decker, Inc.	29,484	2,788,597
*	Sterling Infrastructure, Inc.	5,026	2,999,366
*	Sunrun, Inc.	30,039	294,683
*	Symbotic, Inc.	8,226	354,129
	TaskUS, Inc., Class A	6,019	36,535
*	Taylor Devices, Inc.	260	13,346
*	Team, Inc.	331	5,759
*	TechPrecision Corp.	1,969	9,294
	Tecnoglass Holdings, Inc.	8,735	379,448
	Tennant Co.	7,000	588,210
	Terex Corp.	53,414	3,356,536
	Tetra Tech, Inc.	90,641	3,005,656
	Textron, Inc.	51,863	4,421,839
		Shares	Value†
INDUSTRIALS — (Continued)
*	TIC Solutions, Inc.	31,573	$230,799
	Timken Co.	17,301	2,379,753
*	Titan International, Inc.	19,800	142,956
*	Titan Machinery, Inc.	12,204	207,346
	Toro Co.	28,691	2,635,842
	Trane Technologies PLC	26,205	11,921,965
*	Transcat, Inc.	3,684	314,503
	TransDigm Group, Inc.	7,176	9,001,431
	TransUnion	89,601	7,044,431
*	Trex Co., Inc.	13,007	563,984
	TriNet Group, Inc.	15,778	1,038,666
	Trinity Industries, Inc.	39,740	1,241,478
*	TrueBlue, Inc.	2,728	19,314
	Tutor Perini Corp.	18,309	1,533,379
	Twin Disc, Inc.	3,200	72,992
*	Uber Technologies, Inc.	292,596	20,587,055
	UFP Industries, Inc.	19,805	1,717,886
*	U-Haul Holding Co. (UHAL US)	8,590	609,117
	U-Haul Holding Co. (UHAL/B US)	71,499	4,474,407
	UL Solutions, Inc., Class A	18,487	1,694,149
*	Ultralife Corp.	1,376	7,141
	UniFirst Corp.	3,088	904,722
	United Parcel Service, Inc., Class B	68,840	7,174,505
	United Rentals, Inc.	15,109	16,306,539
	Universal Logistics Holdings, Inc.	7,757	103,789
*	V2X, Inc.	7,548	681,132
	Valmont Industries, Inc.	4,118	1,983,641
	Veralto Corp.	85,252	8,028,181
	Verisk Analytics, Inc.	38,353	7,473,082
	Vertiv Holdings Co., Class A	38,126	9,210,098
*	Vestis Corp.	9,800	141,708
*	Vicor Corp.	3,380	700,911
*	VirTra, Inc.	22,800	70,452
	VSE Corp.	7,084	1,377,059
	Wabash National Corp.	13,445	168,869
#	Watsco, Inc. (WSO US)	7,739	2,393,673
	Watts Water Technologies, Inc., Class A	9,849	3,405,686
	Werner Enterprises, Inc.	5,362	200,646
	WESCO International, Inc.	27,574	9,471,393
	Westinghouse Air Brake Technologies Corp.	35,139	10,220,530
*	Willdan Group, Inc.	6,728	461,070

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Willis Lease Finance Corp.	9,855	$702,957
#	WillScot Holdings Corp.	64,564	1,567,614
	Woodward, Inc.	15,440	5,569,980
	Worthington Enterprises, Inc.	12,181	684,694
	WW Grainger, Inc.	10,367	14,329,475
*	XPO, Inc.	18,824	3,783,059
	Xylem, Inc.	39,184	4,583,352
	Zurn Elkay Water Solutions Corp., Class C	48,714	2,460,544
TOTAL INDUSTRIALS			1,091,652,524
INFORMATION TECHNOLOGY — (27.3%)
	A10 Networks, Inc.	23,192	685,787
	Accenture PLC, Class A	47,758	7,924,007
*	ACCESS Newswire, Inc.	1,103	7,269
*	ACI Worldwide, Inc.	34,521	1,979,089
*	ACM Research, Inc., Class A	12,739	999,629
	Adeia, Inc.	47,751	1,272,564
*	Adobe, Inc.	23,900	5,984,799
*	ADTRAN Holdings, Inc.	4,721	40,176
*	Advanced Micro Devices, Inc.	104,655	49,831,478
*	Agilysys, Inc.	8,793	924,672
*	Airgain, Inc.	2,100	12,159
*	Alarm.com Holdings, Inc.	15,680	858,480
*	Ambarella, Inc.	14,155	1,217,330
	Amdocs Ltd.	30,821	1,717,346
	Amphenol Corp., Class A	90,643	14,566,330
*	Amtech Systems, Inc.	2,892	44,363
	Analog Devices, Inc.	26,163	9,612,548
#*	Appfolio, Inc., Class A	5,491	989,423
	Apple, Inc.	1,710,880	528,506,671
	Applied Materials, Inc.	79,537	40,378,549
*	AppLovin Corp., Class A	29,728	11,769,315
*	Arista Networks, Inc.	71,130	12,828,296
*	Arlo Technologies, Inc.	9,764	143,726
*	Arrow Electronics, Inc.	25,004	5,415,116
*	Astera Labs, Inc.	900	280,107
*	AstroNova, Inc.	663	19,194
*	Atlassian Corp., Class A	3,158	319,005
#*	Aurora Innovation, Inc.	139,678	900,923
*	Autodesk, Inc.	40,160	9,405,472
*	AvePoint, Inc.	31,755	413,768
*	Aviat Networks, Inc.	2,930	60,006
	Avnet, Inc.	51,291	4,556,692
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Aware, Inc.	44,400	$53,280
*	Axcelis Technologies, Inc.	9,656	1,258,949
*	Backblaze, Inc., Class A	8,016	109,980
	Badger Meter, Inc.	5,541	744,433
	Bel Fuse, Inc. (BELFA US), Class A	158	35,255
#	Bel Fuse, Inc. (BELFB US), Class B	2,606	708,754
	Belden, Inc.	8,794	1,090,896
	Benchmark Electronics, Inc.	15,479	1,234,760
#	Bentley Systems, Inc., Class B	70,938	2,514,043
*	Bill Holdings, Inc.	36,357	1,640,791
*	BK Technologies Corp.	207	16,560
*	Blackbaud, Inc.	12,890	551,692
*	BlackLine, Inc.	3,494	109,712
*	Box, Inc., Class A	35,887	1,132,235
	Broadcom, Inc.	469,253	182,670,808
*	Cadence Design Systems, Inc.	18,473	6,281,189
*	Calix, Inc.	19,484	699,476
	CDW Corp.	30,447	4,500,371
*	Cerence, Inc.	13,161	112,132
*	CEVA, Inc.	10,196	332,899
*	Ciena Corp.	36,993	13,948,211
#*	Cipher Digital, Inc.	81,388	1,816,580
*	Cirrus Logic, Inc.	16,433	2,125,609
	Cisco Systems, Inc.	393,710	45,666,423
*	Cleanspark, Inc.	80,853	1,112,537
	Clear Secure, Inc., Class A	25,749	1,422,375
*	Clearfield, Inc.	2,900	87,754
	Climb Global Solutions, Inc.	3,920	105,095
*	Cloudflare, Inc., Class A	1,890	527,272
	Cognex Corp.	45,975	2,999,409
	Cognizant Technology Solutions Corp., Class A	84,762	4,691,577
*	Cohu, Inc.	10,806	518,580
*	Commvault Systems, Inc.	3,542	417,248
*	Comtech Telecommunications Corp.	1,862	3,128
*	Consensus Cloud Solutions, Inc.	5,250	191,100
*	Corsair Gaming, Inc.	10,405	110,397
*	Credo Technology Group Holding Ltd.	19,877	4,114,340
*	Crexendo, Inc.	3,157	21,720
*	Crowdstrike Holdings, Inc., Class A	33,004	6,299,143

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CS Disco, Inc.	5,400	$21,060
	CSP, Inc.	1,100	8,701
*	CVD Equipment Corp.	115	829
#*	Daily Journal Corp.	590	346,389
*	Daktronics, Inc.	24,371	481,815
*	Data I/O Corp.	4,622	13,126
*	Datadog, Inc., Class A	30,567	8,191,039
	Dell Technologies, Inc., Class C	30,105	12,203,664
*	Diebold Nixdorf, Inc.	6,843	503,576
*	Digi International, Inc.	10,430	727,180
*	Digital Turbine, Inc.	57,792	465,804
*	Docusign, Inc.	24,462	1,341,251
	Dolby Laboratories, Inc., Class A	21,149	1,243,773
*	Dropbox, Inc., Class A	46,818	1,524,394
*	DXC Technology Co.	37,392	420,286
*	Dynatrace, Inc.	91,501	4,055,324
*	eGain Corp.	5,400	36,828
*	Enphase Energy, Inc.	34,350	1,289,499
	Entegris, Inc.	24,893	2,963,512
*	EPAM Systems, Inc.	3,585	378,433
	ePlus, Inc.	8,658	800,086
*	Everforth, Inc.	16,104	457,998
*	Everpure, Inc., Class A	49,334	3,807,105
*	F5, Inc.	18,800	7,568,316
*	Fabrinet	2,850	1,240,919
*	Fair Isaac Corp.	2,235	2,509,838
*	Fastly, Inc., Class A	27,169	615,650
*	Flex Ltd.	27,490	3,126,988
*	FormFactor, Inc.	18,445	1,958,859
*	Fortinet, Inc.	80,871	13,097,058
*	Frequency Electronics, Inc.	619	35,883
*	Gartner, Inc.	15,549	2,348,210
	Gen Digital, Inc.	209,749	5,757,610
*	GoDaddy, Inc., Class A	25,788	2,133,699
*	Grid Dynamics Holdings, Inc.	21,687	149,423
*	Guidewire Software, Inc.	15,197	2,309,032
	Hackett Group, Inc.	10,635	114,007
*	Harmonic, Inc.	31,429	363,005
	Hewlett Packard Enterprise Co.	418,580	20,049,982
#	HP, Inc.	195,327	5,326,567
*	HubSpot, Inc.	3,347	794,444
*	I3 Verticals, Inc., Class A	7,391	155,654
*	Ichor Holdings Ltd.	8,681	653,419
*	Identiv, Inc.	1,496	3,949
#*	indie Semiconductor, Inc., Class A	72,735	234,934
	Information Services Group, Inc.	10,339	43,010
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Insight Enterprises, Inc.	12,393	$1,597,830
*	Intel Corp.	238,973	21,555,365
*	Intellicheck, Inc.	3,718	13,422
*	Intellinetics, Inc.	379	2,092
#	InterDigital, Inc.	5,542	1,689,340
	International Business Machines Corp.	130,604	29,209,585
*	inTEST Corp.	3,200	39,520
	Intuit, Inc.	27,257	8,615,120
*	IPG Photonics Corp.	8,952	761,457
*	Itron, Inc.	16,370	1,631,434
	Jabil, Inc.	11,776	3,710,029
*	JFrog Ltd.	4,635	369,827
*	Keysight Technologies, Inc.	15,904	5,074,648
*	Kimball Electronics, Inc.	4,836	119,594
	KLA Corp.	169,740	31,031,867
	Kulicke & Soffa Industries, Inc.	12,229	1,090,827
*	KVH Industries, Inc.	1,119	10,362
	Lam Research Corp.	117,084	34,307,954
*	Lantronix, Inc.	3,255	17,512
*	Lattice Semiconductor Corp.	20,174	2,507,023
*	LGL Group, Inc.	400	2,760
#*	Life360, Inc.	6,902	373,053
*	LiveRamp Holdings, Inc.	1,883	71,309
*	Lumentum Holdings, Inc.	1	714
*	MACOM Technology Solutions Holdings, Inc.	679	170,728
*	Manhattan Associates, Inc.	12,074	2,310,481
	Marvell Technology, Inc.	47,469	8,903,286
	Methode Electronics, Inc.	16,000	223,840
	Microsoft Corp.	510,619	237,294,862
#*	Mirion Technologies, Inc.	91,157	1,365,532
*	Mitek Systems, Inc.	19,733	329,541
	MKS, Inc.	10,722	3,189,259
*	MongoDB, Inc.	17,575	5,931,211
	Monolithic Power Systems, Inc.	2,668	3,804,648
	Motorola Solutions, Inc.	26,733	11,648,905
*	M-Tron Industries, Inc.	314	25,867
	Napco Security Technologies, Inc.	7,858	291,375
*	nCino, Inc.	6,394	118,033
	NetApp, Inc.	44,522	7,947,177
*	NETGEAR, Inc.	12,768	308,475

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NetScout Systems, Inc.	29,475	$1,198,748
*	NetSol Technologies, Inc.	26,556	114,456
*	Nortech Systems, Inc.	126	1,706
#*	Novanta, Inc.	9,537	1,359,499
*	Nutanix, Inc., Class A	41,909	2,473,050
	NVIDIA Corp.	2,768,026	555,681,220
*	Okta, Inc.	53,264	7,559,760
	OneSpan, Inc.	14,569	225,528
*	Onto Innovation, Inc.	4,558	1,178,608
*	Ooma, Inc.	716	15,573
#*	Optical Cable Corp.	1,610	23,925
	Oracle Corp.	142,177	18,464,527
#*	OSI Systems, Inc.	2,502	553,918
*	Palantir Technologies, Inc., Class A	104,386	12,845,741
*	Palo Alto Networks, Inc.	48,739	16,173,062
	PC Connection, Inc.	13,067	1,093,969
*	PDF Solutions, Inc.	8,500	391,765
	Pegasystems, Inc.	45,210	1,381,166
*	Penguin Solutions, Inc.	19,446	1,023,443
*	Photronics, Inc.	20,014	606,224
*	Plexus Corp.	6,601	1,659,095
*	Porch Group, Inc.	20,767	300,083
	Power Integrations, Inc.	9,948	603,943
*	Powerfleet, Inc. NJ	40,837	160,081
*	Procore Technologies, Inc.	19,579	1,072,342
*	Progress Software Corp.	12,796	519,390
*	PTC, Inc.	34,017	4,667,132
*	Q2 Holdings, Inc.	7,561	460,238
	Qnity Electronics, Inc.	2	262
	QUALCOMM, Inc.	181,632	26,810,700
*	Qualys, Inc.	6,762	978,800
	Ralliant Corp.	24,308	1,589,014
*	Rambus, Inc.	28,013	2,550,023
*	Red Violet, Inc.	1,433	99,422
*	Research Solutions, Inc.	1,852	4,074
*	RF Industries Ltd.	3,146	38,759
*	Ribbon Communications, Inc.	11,503	24,616
	Richardson Electronics Ltd.	500	9,145
*	Rimini Street, Inc.	5,826	28,023
	RingCentral, Inc., Class A	22,492	1,251,005
#*	Riot Platforms, Inc.	78,389	1,581,106
	Roper Technologies, Inc.	9,205	3,608,084
#*	SailPoint, Inc.	41,737	699,930
	Salesforce, Inc.	71,951	13,240,423
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Samsara, Inc., Class A	69,732	$2,598,912
*	Sandisk Corp.	8,057	9,787,885
*	ScanSource, Inc.	10,764	609,458
*	Semtech Corp.	3,358	395,640
*	SentinelOne, Inc., Class A	6,724	128,159
*	ServiceNow, Inc.	42,470	4,723,938
*	Silicon Laboratories, Inc.	8,396	1,826,130
*	SiTime Corp.	1,778	951,586
#	Skyworks Solutions, Inc.	34,063	2,121,444
*	Sono-Tek Corp.	3,001	15,515
*	Sprinklr, Inc., Class A	55,578	353,476
#*	Super Micro Computer, Inc.	151,799	4,311,092
#*	Synaptics, Inc.	16,223	1,741,052
*	Synopsys, Inc.	17,246	6,704,555
*	T Stamp, Inc., Class A	4,078	10,929
	TD SYNNEX Corp.	28,903	7,390,497
	TE Connectivity PLC	67,555	13,895,388
*	Teledyne Technologies, Inc.	4,657	3,052,990
*	Telos Corp.	27,232	120,910
#*	Teradata Corp.	30,056	931,435
	Teradyne, Inc.	18,445	6,782,042
*	TransAct Technologies, Inc.	3,648	18,897
#*	Trimble, Inc.	65,733	3,719,173
*	Trio-Tech International	3,584	35,768
*	Turtle Beach Corp.	3,172	38,857
*	Twilio, Inc., Class A	53,626	10,583,091
*	Tyler Technologies, Inc.	2,963	917,345
#*	UiPath, Inc., Class A	193,774	2,472,556
*	Ultra Clean Holdings, Inc.	6,977	581,254
*	Unity Software, Inc.	133,057	4,219,237
	Universal Display Corp.	8,328	667,573
#*	Veeco Instruments, Inc.	17,443	872,150
*	Viasat, Inc.	42,252	3,250,446
*	Viavi Solutions, Inc.	40,117	1,482,323
	Vistance Networks, Inc.	41,776	490,450
	Vontier Corp.	62,747	2,016,061
*	WidePoint Corp.	1,696	17,248
*	Workday, Inc., Class A	6,598	1,057,923
#	Xerox Holdings Corp.	36,283	107,035
*	Xperi, Inc.	22,459	173,159
*	Yext, Inc.	35,168	192,017
*	Zebra Technologies Corp., Class A	13,598	3,995,364
#*	Zeta Global Holdings Corp., Class A	68,442	1,478,347

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zoom Communications, Inc.	73,418	$7,053,267
*	Zscaler, Inc.	6,047	914,306
TOTAL INFORMATION TECHNOLOGY			2,344,307,452
MATERIALS — (2.3%)
	Albemarle Corp.	33,109	3,894,943
#	Amcor PLC	116,054	5,208,504
*	Ampco-Pittsburgh Corp.	6,695	53,828
	AptarGroup, Inc.	22,814	3,056,163
	Ardagh Metal Packaging SA	102,394	484,324
	Ashland, Inc.	21,245	1,542,599
*	Aspen Aerogels, Inc.	19,430	89,961
	Avery Dennison Corp.	36,427	6,182,755
	Avient Corp.	42,034	1,526,675
*	Axalta Coating Systems Ltd.	113,347	4,058,956
	Balchem Corp.	10,968	1,837,743
	Ball Corp.	99,498	6,457,420
	Caledonia Mining Corp. PLC	1,217	22,381
	Celanese Corp.	17,329	774,953
	Coeur Mining, Inc. CDE US	45,578	679,568
	Commercial Metals Co.	23,386	1,607,086
*	Compass Minerals International, Inc.	11,971	351,229
*	Core Molding Technologies, Inc.	648	15,267
	Corteva, Inc.	140,491	11,058,047
	Crown Holdings, Inc.	51,037	6,014,710
	Ecolab, Inc.	81,557	22,642,670
	Element Solutions, Inc.	146,782	5,391,303
*	Flexible Solutions International, Inc.	3,279	16,526
#*	Flotek Industries, Inc.	15,771	371,249
#	Graphic Packaging Holding Co.	58,275	625,291
	Greif, Inc. (GEF US), Class A	13,296	1,150,769
	Greif, Inc. (GEF/B US), Class B	1,339	145,255
	Hawkins, Inc.	7,337	939,356
	HB Fuller Co.	21,660	1,197,798
	Hecla Mining Co.	234,563	3,312,030
	Huntsman Corp.	64,835	632,790
*	Ingevity Corp.	7,755	566,968
	Innospec, Inc.	11,352	976,045
	International Flavors & Fragrances, Inc.	66,925	5,301,798
		Shares	Value†
MATERIALS — (Continued)
	International Paper Co.	5,719	$233,507
*	Intrepid Potash, Inc.	1,876	63,709
*	Ivanhoe Electric, Inc.	23,561	215,583
*	James Hardie Industries PLC	9,105	239,370
	Kaiser Aluminum Corp.	3,297	526,465
*	Knife River Corp.	17,177	1,256,841
	Koppers Holdings, Inc.	10,873	532,994
	Kronos Worldwide, Inc.	13,500	81,270
	Materion Corp.	7,314	1,542,084
	Mativ Holdings, Inc.	26,500	231,345
#*	McEwen, Inc.	15,499	267,978
	Minerals Technologies, Inc.	14,244	1,085,963
	Myers Industries, Inc.	14,032	479,333
	NewMarket Corp.	3,605	3,064,827
	Newmont Corp.	118,892	11,141,369
*	Nexa Resources SA	1,219	15,664
	Northern Technologies International Corp.	2,100	16,842
	Packaging Corp. of America	16,470	4,048,985
*	Perimeter Solutions, Inc.	35,910	1,099,205
	PPG Industries, Inc.	83,614	9,241,019
	Quaker Chemical Corp.	10,529	1,690,115
*	Ranpak Holdings Corp.	39,464	202,056
	Reliance, Inc.	28,644	11,632,328
††	Resolute Forest Products, Inc.	1,960	522
	Royal Gold, Inc.	37,670	7,471,844
	RPM International, Inc.	59,844	6,407,497
	Ryerson Holding Corp.	30,703	853,236
	Scotts Miracle-Gro Co.	18,522	1,216,525
	Sensient Technologies Corp.	13,086	1,618,346
	Sherwin-Williams Co.	48,552	16,548,949
	Silgan Holdings, Inc.	37,999	1,519,200
	Smurfit Westrock PLC	68,099	3,130,511
	Solstice Advanced Materials, Inc.	26,537	1,596,731
	Sonoco Products Co.	22,544	1,270,580
	Southern Copper Corp.	5,292	966,901
	Steel Dynamics, Inc.	12,048	3,027,180
	Stepan Co.	8,524	546,729
	Sylvamo Corp.	9,750	364,748
	TriMas Corp.	27,099	1,082,063
	Vulcan Materials Co.	21,738	5,838,175
	Worthington Steel, Inc.	23,208	835,720
TOTAL MATERIALS			201,391,269

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (0.2%)
	AGNT, Inc.	23,090	$93,515
*	AMREP Corp.	308	7,158
*	CBRE Group, Inc., Class A	53,952	7,920,693
*	CoStar Group, Inc.	13,930	400,627
*	Cushman & Wakefield Ltd.	84,225	1,130,299
*	Five Point Holdings LLC, Class A	17,500	90,825
*	Forestar Group, Inc.	3,145	88,532
*	FRP Holdings, Inc.	237	5,290
*	Howard Hughes Holdings, Inc.	4,486	286,745
*	Jones Lang LaSalle, Inc.	18,005	6,392,315
	Marcus & Millichap, Inc.	13,993	430,285
*	Maui Land & Pineapple Co., Inc.	154	2,670
	Newmark Group, Inc., Class A	58,604	878,767
*	Seaport Entertainment Group, Inc.	1,786	46,847
*	Stratus Properties, Inc.	3,500	68,600
*	Zillow Group, Inc. (Z US), Class C	44,979	1,531,985
*	Zillow Group, Inc. (ZG US), Class A	5,606	194,472
TOTAL REAL ESTATE			19,569,625
UTILITIES — (0.9%)
	American States Water Co.	16,756	1,434,984
	American Water Works Co., Inc.	52,339	7,022,324
	Artesian Resources Corp., Class A	381	13,087
	Atmos Energy Corp.	28,081	4,851,835
	California Water Service Group	24,812	1,243,329
	CenterPoint Energy, Inc.	18,886	793,967
	Chesapeake Utilities Corp.	3,925	521,162
	Clearway Energy, Inc. (CWEN US), Class C	16,512	523,926
	Consolidated Edison, Inc.	52,869	5,754,791
	Consolidated Water Co. Ltd.	2,963	86,520
	Constellation Energy Corp.	13,004	3,416,801
	Edison International	116,538	8,550,393
		Shares	Value†
UTILITIES — (Continued)
	Essential Utilities, Inc.	86,843	$3,460,694
	Eversource Energy	154,177	11,037,531
	Exelon Corp.	146,826	6,727,567
	Genie Energy Ltd., Class B	17,785	247,389
	H2O America	11,828	725,411
	MDU Resources Group, Inc.	5,422	108,169
	Middlesex Water Co.	5,275	302,258
	New Jersey Resources Corp.	61,595	3,565,735
	Northwest Natural Holding Co.	17,154	839,174
	ONE Gas, Inc.	18,088	1,404,533
#	Ormat Technologies, Inc.	14,747	1,439,012
	Public Service Enterprise Group, Inc.	24,882	1,907,952
*	Pure Cycle Corp.	11,593	121,842
	RGC Resources, Inc.	517	11,064
	Southwest Gas Holdings, Inc.	28,726	2,568,104
	Spire, Inc.	21,510	1,717,789
*	Spruce Power Holding Corp.	2,658	5,183
	UGI Corp.	65,744	2,374,673
	Unitil Corp.	4,995	269,430
	York Water Co.	1,961	60,732
TOTAL UTILITIES			73,107,361
TOTAL COMMON STOCKS			8,454,347,358
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*»	GameStop Corp. Warrants 10/30/2026	2,215	4,209
*»	Rent the Runway, Inc. Rights	319	0
TOTAL CONSUMER DISCRETIONARY			4,209
INFORMATION TECHNOLOGY — (0.0%)
*»	LGL Group, Inc. Rights	400	0

U.S. Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value†

INFORMATION TECHNOLOGY — (Continued)
*» Xerox Holdings Corp. Warrants 02/14/2028	18,141	$5,600
TOTAL INFORMATION TECHNOLOGY		5,600
TOTAL RIGHTS/WARRANTS		9,809
TOTAL INVESTMENT SECURITIES (Cost $3,818,617,763)		8,454,357,167

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	11,780,770	$136,268,164
MONEY MARKET FUNDS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	12,691,033	12,691,033
TOTAL INVESTMENTS — (100.0%)
(Cost $3,967,554,342)^^			$8,603,316,364
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$789,290,620	$10,574	—	$789,301,194
Consumer Discretionary	981,873,194	—	—	981,873,194
Consumer Staples	372,512,819	—	—	372,512,819
Energy	155,876,147	—	—	155,876,147
Financials	1,520,378,595	—	—	1,520,378,595
Health Care	904,231,306	3,928	$141,944	904,377,178
Industrials	1,091,637,208	15,316	—	1,091,652,524
Information Technology	2,344,307,452	—	—	2,344,307,452
Materials	201,390,747	—	522	201,391,269
Real Estate	19,569,625	—	—	19,569,625
Utilities	73,107,361	—	—	73,107,361
Rights/Warrants
Consumer Discretionary	—	4,209	—	4,209
Information Technology	—	5,600	—	5,600
Securities Lending Collateral	—	136,268,164	—	136,268,164
Money Market Funds	12,691,033	—	—	12,691,033
Total Investments in Securities	$8,466,866,107	$136,307,791	$142,466˂˃	$8,603,316,364

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.7%)
COMMUNICATION SERVICES — (2.8%)
	Array Digital Infrastructure, Inc.	13,900	$484,276
	ATN International, Inc.	1,456	34,667
*	Bandwidth, Inc., Class A	3,479	136,168
*	Boston Omaha Corp., Class A	5,632	79,862
*	Bumble, Inc., Class A	33,909	96,641
*	Cars.com, Inc.	23,754	281,485
*	DHI Group, Inc.	341	1,436
*	DoubleVerify Holdings, Inc.	31,119	350,089
*	EverQuote, Inc., Class A	10,725	270,484
*	EW Scripps Co., Class A	30,001	84,303
*	GCI Liberty, Inc. (GLBKV US), Class C	14,118	327,114
*	GCI Liberty, Inc. (GLIBA US)	1,477	34,916
	Gray Media, Inc. GTN US	28,773	116,243
	John Wiley & Sons, Inc. (WLY US), Class A	12,664	661,061
*	Liberty Global Ltd. (LBTYA US), Class A	36,793	390,374
*	Liberty Global Ltd. (LBTYK US), Class C	39,769	412,007
*	Liberty Latin America Ltd. (LILA US), Class A	12,140	98,941
*	Liberty Latin America Ltd. (LILAK US), Class C	51,698	417,203
*	Magnite, Inc.	32,536	627,945
	Marcus Corp.	7,615	221,596
#	News Corp. (NWS US), Class B	35,494	1,109,897
	News Corp. (NWSA US), Class A	72,457	1,996,915
	Nexstar Media Group, Inc.	8,153	1,553,391
#	Paramount Skydance Corp., Class B	61,134	486,627
*	PubMatic, Inc., Class A	8,521	107,365
*	QuinStreet, Inc.	9,839	152,505
*	Reservoir Media, Inc.	12,049	123,382
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Scholastic Corp.	9,082	$369,183
	Shenandoah Telecommunications Co.	8,845	106,052
	Shutterstock, Inc.	4,436	23,954
	Sinclair, Inc.	13,808	189,722
#	Sirius XM Holdings, Inc.	70,610	2,091,468
	Spok Holdings, Inc.	5,907	64,386
*	Stagwell, Inc.	64,507	545,084
	Telephone & Data Systems, Inc.	31,294	1,050,853
*	TripAdvisor, Inc.	43,906	621,928
	Versant Media Group, Inc.	31,224	1,123,752
*	Yelp, Inc.	19,052	503,544
*	Ziff Davis, Inc.	14,078	747,260
*	ZoomInfo Technologies, Inc.	110,871	365,874
TOTAL COMMUNICATION SERVICES			18,459,953
CONSUMER DISCRETIONARY — (15.9%)
*	Abercrombie & Fitch Co., Class A	10,753	1,070,354
	Academy Sports & Outdoors, Inc.	23,999	1,138,753
*	Adient PLC	29,719	625,288
	ADT, Inc.	295,086	2,254,457
#	Advance Auto Parts, Inc.	22,478	1,248,428
	American Eagle Outfitters, Inc.	61,797	1,061,672
*	American Public Education, Inc.	5,216	253,028
*	Aptiv PLC	3,454	195,047
	Aramark	18,829	1,072,688
#	Arhaus, Inc.	20,284	150,304
	Arko Corp.	34,937	279,147
*	Asbury Automotive Group, Inc.	7,686	1,780,846
	Autoliv, Inc.	4,458	549,092
*	AutoNation, Inc.	10,667	2,265,671
	Bassett Furniture Industries, Inc.	2,964	56,227
#*	Birkenstock Holding PLC	43,662	1,690,593
*	BJ's Restaurants, Inc.	7,757	524,451
	Bloomin' Brands, Inc.	31,711	274,617
*	Boot Barn Holdings, Inc.	1,851	275,780
	BorgWarner, Inc.	70,450	4,490,483

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Bright Horizons Family Solutions, Inc.	14,286	$1,064,878
	Brightstar Lottery PLC	6,185	62,097
	Brunswick Corp.	16,326	1,289,754
#	Build-A-Bear Workshop, Inc.	4,463	151,385
*	Caesars Entertainment, Inc.	44,221	1,315,575
	Caleres, Inc.	8,800	112,992
*	Callaway Golf Co.	48,569	896,584
	Camping World Holdings, Inc., Class A	13,392	82,896
*	CarMax, Inc.	28,249	1,617,538
	Carriage Services, Inc.	5,412	218,482
	Carter's, Inc.	13,211	509,548
	Century Communities, Inc.	9,462	635,468
*	Champion Homes, Inc.	14,158	1,127,118
*	Citi Trends, Inc.	1,772	118,139
	Columbia Sportswear Co.	10,353	614,761
*	Covista, Inc.	15,236	1,902,215
#	Cracker Barrel Old Country Store, Inc.	4,712	265,710
	Cricut, Inc., Class A	21,857	102,509
*	Crocs, Inc.	90	11,521
	Dana, Inc.	41,049	1,105,450
*	Dauch Corp.	46,916	265,075
*	Dave & Buster's Entertainment, Inc.	4,123	44,693
	Designer Brands, Inc., Class A	15,077	91,065
*	Dorman Products, Inc.	9,227	1,228,667
*	Dream Finders Homes, Inc., Class A	13,847	177,103
*	El Pollo Loco Holdings, Inc.	12,859	211,659
	Escalade, Inc.	3,437	68,259
	Ethan Allen Interiors, Inc.	7,188	161,011
*	First Watch Restaurant Group, Inc.	16,339	209,956
	Flexsteel Industries, Inc.	2,014	149,096
*	Floor & Decor Holdings, Inc., Class A	23,890	1,375,347
*	Fox Factory Holding Corp.	8,519	153,342
*	Funko, Inc., Class A	6,937	40,443
	Gap, Inc.	119,066	2,392,036
*	Genesco, Inc.	3,333	127,387
	Gentex Corp.	51,036	1,192,201
*	Gentherm, Inc.	8,672	351,910
	Genuine Parts Co.	35,138	4,370,113
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	GigaCloud Technology, Inc., Class A	9,121	$398,953
	G-III Apparel Group Ltd.	13,642	496,705
*	Global Business Travel Group I	12,289	116,008
	Gold.com, Inc.	6,432	266,028
*	Goodyear Tire & Rubber Co.	111,280	773,396
	Graham Holdings Co., Class B	1,065	1,281,770
*	Green Brick Partners, Inc.	15,763	1,114,917
	Group 1 Automotive, Inc.	4,995	1,432,416
	Hamilton Beach Brands Holding Co., Class A	3,030	69,660
	Harley-Davidson, Inc.	26,707	655,390
	Haverty Furniture Cos., Inc. (HVT US)	4,883	120,317
*	Helen of Troy Ltd.	5,757	159,066
*	Hilton Grand Vacations, Inc.	22,673	1,046,132
*	Holley, Inc.	14,162	37,813
	Hooker Furnishings Corp.	880	12,294
*	Hovnanian Enterprises, Inc., Class A	1,720	213,108
	J Jill, Inc.	5,122	93,323
	JAKKS Pacific, Inc.	2,878	75,778
#	KB Home	18,185	999,629
	Kohl's Corp.	41,867	801,334
*	Lands' End, Inc.	2,531	30,423
#*	Latham Group, Inc.	29,666	159,010
	La-Z-Boy, Inc.	12,947	509,853
	LCI Industries	9,728	995,758
	Lear Corp.	20,504	2,678,643
*	Legacy Education, Inc.	3,045	35,901
*	Legacy Housing Corp.	7,050	185,133
	Leggett & Platt, Inc.	37,424	366,755
*	Liberty Live Holdings, Inc., Class A	2,178	206,300
*	Liberty Live Holdings, Inc., Class C	1,413	139,322
*	Life Time Group Holdings, Inc.	50,630	2,283,413
	Lithia Motors, Inc.	9,587	3,695,022
	LKQ Corp.	102,151	2,293,290
*	Lovesac Co.	4,038	64,971
*	Lululemon Athletica, Inc.	2,052	243,921
	Macy's, Inc.	105,090	2,608,334
*	Malibu Boats, Inc., Class A	2,401	66,196
*	MasterCraft Boat Holdings, Inc.	5,123	122,542
*	Mattel, Inc.	100,208	1,512,139

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Matthews International Corp., Class A	12,694	$352,258
*	MGM Resorts International	4,892	218,036
*	Mohawk Industries, Inc.	17,686	2,177,147
	Monarch Casino & Resort, Inc.	1,391	170,745
	Monro, Inc.	7,500	91,875
*	Motorcar Parts of America, Inc.	7,082	94,899
	Movado Group, Inc.	2,962	113,089
*	National Vision Holdings, Inc.	22,616	498,457
*	Norwegian Cruise Line Holdings Ltd.	8,533	158,116
*	Ollie's Bargain Outlet Holdings, Inc.	8,866	651,385
	Oxford Industries, Inc.	4,327	164,080
#	Patrick Industries, Inc.	6,731	555,644
#	Penske Automotive Group, Inc.	14,164	3,077,979
	Perdoceo Education Corp.	20,573	654,427
*	Petco Health & Wellness Co., Inc.	61,104	170,480
	Phinia, Inc.	15,197	1,118,347
*	Pursuit Attractions & Hospitality, Inc.	1,212	61,242
	PVH Corp.	10,986	952,047
	RCI Hospitality Holdings, Inc.	1,296	32,517
*	Revolve Group, Inc.	4,869	122,261
	Rocky Brands, Inc.	2,544	124,249
*	Sally Beauty Holdings, Inc.	38,298	573,321
*	Savers Value Village, Inc.	17,764	182,259
	Shoe Station Group, Inc.	3,200	48,640
	Signet Jewelers Ltd.	15,754	1,463,547
	Sonic Automotive, Inc., Class A	7,204	659,742
	Standard Motor Products, Inc.	9,062	346,440
	Steven Madden Ltd.	13,650	628,992
	Strategic Education, Inc.	7,143	585,726
*	Strattec Security Corp.	1,052	92,460
*	Stride, Inc.	11,457	919,883
#	Thor Industries, Inc.	20,886	1,565,823
	Toll Brothers, Inc.	37,171	5,422,877
#*	Under Armour, Inc. (UA US), Class C	37,636	244,258
*	Under Armour, Inc. (UAA US), Class A	41,577	276,487
	Upbound Group, Inc.	22,889	443,818
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Urban Outfitters, Inc.	26,372	$1,956,275
*	Versigent PLC	1,798	74,347
	VF Corp.	9,462	135,496
*	Vince Holding Corp.	1,930	12,217
	Visteon Corp.	10,787	1,127,673
	Weyco Group, Inc.	3,084	120,276
	Winnebago Industries, Inc.	7,902	239,273
	Wolverine World Wide, Inc.	6,497	127,861
*	Zumiez, Inc.	5,063	99,589
TOTAL CONSUMER DISCRETIONARY			104,338,432
CONSUMER STAPLES — (4.9%)
	Albertsons Cos., Inc., Class A	112,087	1,297,967
	Andersons, Inc.	10,801	764,495
	B&G Foods, Inc.	29,374	103,690
*	Boston Beer Co., Inc. , Class A	1,427	261,426
#	Brown-Forman Corp. (BF/A US), Class A	24,207	707,329
	Brown-Forman Corp. (BFB US), Class B	75,438	2,167,334
#	Campbell's Co.	83,127	1,827,131
*	Central Garden & Pet Co. (CENT US)	3,200	137,760
*	Central Garden & Pet Co. (CENTA US), Class A	15,767	597,727
#	Conagra Brands, Inc.	112,134	1,627,064
	Dole PLC	37,601	531,678
#	Flowers Foods, Inc.	47,410	332,818
*	Freshpet, Inc.	6,392	380,580
	Ingles Markets, Inc., Class A	4,152	373,722
	Ingredion, Inc.	24,428	2,429,609
	J&J Snack Foods Corp.	4,096	313,344
	J.M. Smucker Co.	32,023	3,819,063
	John B Sanfilippo & Son, Inc.	3,004	248,611
	Lamb Weston Holdings, Inc.	20,296	1,066,555
*	Maplebear, Inc.	874	38,980
	Marzetti Co.	6,237	666,548
	McCormick & Co., Inc. (MKC US)	31,205	1,588,335
*	Mission Produce, Inc.	20,245	255,289
	Molson Coors Beverage Co., Class B	73,240	3,043,854
	Natural Grocers by Vitamin Cottage, Inc., Class C	7,542	241,797

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Nature's Sunshine Products, Inc.	5,811	$117,092
	Nu Skin Enterprises, Inc., Class A	12,871	66,800
	PriceSmart, Inc.	8,487	1,645,714
	Primo Brands Corp.	57,073	1,295,557
	Reynolds Consumer Products, Inc.	49,074	1,223,906
*	Seneca Foods Corp. (SENEA US), Class A	2,036	336,938
	Spectrum Brands Holdings, Inc.	6,675	592,540
	Tootsie Roll Industries, Inc.	6,180	241,144
»	TreeHouse Foods, Inc.	9,917	19,140
*	United Natural Foods, Inc.	17,075	867,922
*	USANA Health Sciences, Inc.	5,282	116,785
	Village Super Market, Inc., Class A	4,119	180,989
»	Walgreens Boots Alliance, Inc.	18,138	9,613
	Weis Markets, Inc.	8,408	647,836
TOTAL CONSUMER STAPLES			32,184,682
ENERGY — (4.0%)
#	Atlas Energy Solutions, Inc.	15,403	166,198
*	Borr Drilling Ltd.	56,024	225,777
	Bristow Group, Inc.	11,433	518,144
	Cactus, Inc., Class A	13,365	868,859
	Core Laboratories, Inc.	14,127	150,311
	Energy Services of America Corp.	2,532	36,410
*	Expro Ltd.	31,478	502,074
*	Forum Energy Technologies, Inc.	2,832	177,481
*	Helix Energy Solutions Group, Inc.	39,628	376,862
	Helmerich & Payne, Inc.	2,653	91,714
	HF Sinclair Corp.	69,968	6,399,973
*	Innovex International, Inc.	24,958	700,821
*	National Energy Services Reunited Corp.	30,144	812,682
	Natural Gas Services Group, Inc.	5,097	186,754
*	NCS Multistage Holdings, Inc.	300	14,100
		Shares	Value†
ENERGY — (Continued)
	Northern Oil & Gas, Inc.	40,495	$856,469
	NOV, Inc.	103,011	2,001,504
*	Oceaneering International, Inc.	27,718	1,352,084
	Patterson-UTI Energy, Inc.	151,749	1,590,330
	PBF Energy, Inc., Class A	22,053	1,593,991
	Ranger Energy Services, Inc., Class A	9,245	148,382
*	REX American Resources Corp.	11,962	514,845
	RPC, Inc.	88,482	496,384
*	Seadrill Ltd.	17,864	801,022
	Select Water Solutions, Inc.	32,037	593,325
	Smart Sand, Inc.	6,977	30,071
	Sunococorp LLC	17,798	1,360,479
*	Transocean Ltd.	184,007	978,917
*	Valaris Ltd.	16,816	1,331,659
	Weatherford International PLC	15,684	1,376,898
TOTAL ENERGY			26,254,520
FINANCIALS — (28.6%)
	1st Source Corp.	5,488	492,493
	Abacus Global Management, Inc.	2,251	23,208
	ACNB Corp.	2,672	172,291
	Alerus Financial Corp.	5,432	180,723
	Ally Financial, Inc.	101,507	4,398,298
	Amalgamated Financial Corp.	7,220	356,524
	Amerant Bancorp, Inc.	7,987	236,415
	American Coastal Insurance Corp., Class C	13,656	145,027
	American Financial Group, Inc.	13,872	1,965,940
	Ameris Bancorp	15,570	1,357,860
	AMERISAFE, Inc.	3,235	93,944
	Ames National Corp.	2,367	72,407
	Arrow Financial Corp.	3,500	139,440
	Associated Banc-Corp.	37,857	1,169,024
	Associated Capital Group, Inc., Class A	297	9,932
	Assurant, Inc.	8,331	2,325,932
	Assured Guaranty Ltd.	6,650	550,088
	Atlantic Union Bankshares Corp.	32,124	1,363,021
*	Atlanticus Holdings Corp.	3,156	332,926
	Axis Capital Holdings Ltd.	25,721	2,708,936

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Axos Financial, Inc.	14,261	$1,446,208
	Banc of California, Inc.	32,401	620,479
	BancFirst Corp.	765	86,307
	Bank of Hawaii Corp.	4,316	344,848
	Bank of NT Butterfield & Son Ltd.	9,515	583,174
	Bank OZK	27,715	1,421,779
	Bank7 Corp.	1,903	95,683
	BankUnited, Inc.	17,603	821,180
	Bankwell Financial Group, Inc.	1,826	124,442
	Banner Corp.	7,922	557,788
	Bar Harbor Bankshares	4,147	164,677
	BayCom Corp.	3,607	108,859
	Beacon Financial Corp.	19,858	625,726
	BOK Financial Corp.	13,894	1,963,083
*	Bowhead Specialty Holdings, Inc.	2,447	74,854
	Bread Financial Holdings, Inc.	13,301	1,437,439
*	Bridgewater Bancshares, Inc.	7,075	144,896
#*	Brighthouse Financial, Inc.	19,093	1,182,048
	Burke & Herbert Financial Services Corp.	3,729	273,149
	Business First Bancshares, Inc.	7,787	247,782
*	BV Financial, Inc.	912	18,732
	Byline Bancorp, Inc.	10,659	418,579
	C&F Financial Corp.	728	60,126
	California BanCorp	5,592	119,110
	Camden National Corp.	4,277	247,596
	Capital Bancorp, Inc.	5,315	198,409
	Capital City Bank Group, Inc.	5,210	270,243
	Capitol Federal Financial, Inc.	29,259	258,650
	Carter Bankshares, Inc.	7,900	273,182
	Cathay General Bancorp	17,782	1,123,645
	Central Pacific Financial Corp.	6,778	267,053
	CF Bankshares, Inc.	1,156	41,107
	Chemung Financial Corp.	1,081	88,091
	ChoiceOne Financial Services, Inc.	2,929	99,674
	Citizens & Northern Corp.	3,770	95,720
	Citizens Community Bancorp, Inc.	1,218	26,796
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Services, Inc.	298	$23,101
	City Holding Co.	2,858	414,724
	Civista Bancshares, Inc.	4,547	132,136
	CNB Financial Corp.	6,786	238,189
	CNO Financial Group, Inc.	21,516	1,185,316
*	Coastal Financial Corp.	777	31,849
#	Colony Bankcorp, Inc.	4,760	104,339
	Columbia Banking System, Inc.	60,363	1,887,551
#*	Columbia Financial, Inc.	29,687	320,912
	Commerce Bancshares, Inc.	24,770	1,468,118
	Community Bancorp/VT	474	19,173
	Community Financial System, Inc.	10,768	697,874
	Community Trust Bancorp, Inc.	5,338	418,766
	Community West Bancshares	4,607	115,313
	ConnectOne Bancorp, Inc.	10,450	344,223
*	Consumer Portfolio Services, Inc.	5,067	47,224
	Corebridge Financial, Inc.	122,862	3,832,066
	Cullen/Frost Bankers, Inc.	10,636	1,769,192
*	Customers Bancorp, Inc.	9,111	716,853
	CVB Financial Corp.	38,752	866,882
	Dime Community Bancshares, Inc.	9,442	384,856
	Donegal Group, Inc. (DGICA US), Class A	7,840	154,762
	Eagle Bancorp Montana, Inc.	1,400	32,802
	Eagle Financial Services, Inc.	1,243	50,404
	East West Bancorp, Inc.	12,824	1,679,944
	Eastern Bankshares, Inc.	38,197	877,003
	Employers Holdings, Inc.	3,023	152,813
	Enact Holdings, Inc.	14,464	684,436
*	Encore Capital Group, Inc.	3,516	330,785
	Enterprise Financial Services Corp.	8,552	567,083

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Equity Bancshares, Inc., Class A	2,563	$129,893
	Essent Group Ltd.	23,911	1,577,170
*	Euronet Worldwide, Inc.	10,413	742,759
	Everest Group Ltd.	1,457	545,137
#*	EZCORP, Inc., Class A	12,979	386,385
	F&G Annuities & Life, Inc.	27,598	788,475
	Farmers & Merchants Bancorp, Inc.	2,807	93,642
	Farmers National Banc Corp.	9,576	151,875
	FB Financial Corp.	7,365	444,699
	Federal Agricultural Mortgage Corp. (AGM US), Class C	3,132	712,843
	Fidelity National Financial, Inc.	44,975	2,320,260
*	Finance of America Cos., Inc., Class A	2,122	48,275
	Financial Institutions, Inc.	5,106	211,695
	First American Financial Corp.	33,746	2,530,613
	First BanCorp	41,577	1,202,823
	First Bancorp, Inc.	2,747	96,420
	First Bancorp/Southern Pines NC	6,711	421,921
	First Bank	5,876	108,882
	First Busey Corp.	19,001	586,371
	First Business Financial Services, Inc.	2,501	175,595
	First Commonwealth Financial Corp.	22,946	494,027
	First Community Bankshares, Inc.	4,987	237,980
	First Community Corp.	2,007	68,559
	First Financial Bancorp	27,485	929,818
	First Financial Bankshares, Inc.	3,571	125,485
	First Financial Corp.	3,398	273,709
	First Hawaiian, Inc.	28,186	783,289
	First Horizon Corp.	118,822	3,046,596
	First Internet Bancorp	709	20,887
	First Interstate BancSystem, Inc., Class A	23,809	905,218
	First Merchants Corp.	13,885	598,999
	First Mid Bancshares, Inc.	5,521	287,589
	First National Corp.	1,453	46,133
	First United Corp.	1,585	69,962
		Shares	Value†
FINANCIALS — (Continued)
*	First Western Financial, Inc.	1,560	$48,594
*	Firstsun Capital Bancorp	4,412	170,656
	Five Star Bancorp	4,111	193,998
	FNB Corp.	80,047	1,512,888
	Franklin Resources, Inc.	93,880	3,178,777
	FS Bancorp, Inc.	2,327	99,852
	Fulton Financial Corp.	42,194	1,026,580
	FVCBankcorp, Inc.	4,124	76,665
*	Genworth Financial, Inc.	110,404	1,085,271
	German American Bancorp, Inc.	7,238	368,269
	Glacier Bancorp, Inc.	5,011	246,992
	Globe Life, Inc.	15,006	2,734,843
	Great Southern Bancorp, Inc.	3,335	267,834
*	Green Dot Corp., Class A	13,661	179,096
*	Greenlight Capital Re Ltd., Class A	6,011	100,083
	HA Sustainable Infrastructure Capital, Inc.	1,523	57,676
	Hamilton Insurance Group Ltd., Class B	20,905	751,744
	Hancock Whitney Corp.	19,027	1,465,079
	Hanmi Financial Corp.	7,184	229,026
	Hanover Insurance Group, Inc.	5,920	1,377,170
*	Happen, Inc.	36,179	692,466
	HBT Financial, Inc.	6,139	220,022
	HCI Group, Inc.	3,211	561,957
	Heritage Financial Corp.	6,488	192,888
*	Heritage Insurance Holdings, Inc.	9,723	285,564
	Hingham Institution For Savings	293	83,558
	Home Bancorp, Inc.	2,324	165,794
	Home BancShares, Inc.	34,883	1,083,815
	HomeTrust Bancshares, Inc.	4,220	216,022
	Hope Bancorp, Inc.	28,131	394,115
	Horace Mann Educators Corp.	9,412	490,459
	Independent Bank Corp. (IBCP US)	5,192	198,334
	Independent Bank Corp. (INDB US)	11,090	929,675
	International Bancshares Corp.	14,332	1,096,971
	Invesco Ltd.	100,016	2,960,474

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Investar Holding Corp.	3,030	$91,264
	Investors Title Co.	499	144,356
	Jackson Financial, Inc., Class A	22,694	2,775,022
	James River Group Holdings, Inc.	13,446	60,373
	John Marshall Bancorp, Inc.	500	11,600
	Kearny Financial Corp.	2,100	20,139
	Kingstone Cos., Inc.	3,885	77,583
	Lakeland Financial Corp.	3,400	213,010
	LCNB Corp.	2,465	48,832
*	LendingTree, Inc.	670	21,346
	Lincoln National Corp.	63,413	2,892,267
	Live Oak Bancshares, Inc.	8,537	365,384
	MainStreet Bancshares, Inc.	866	19,970
	Mechanics Bancorp, Class A	1,649	27,687
	Mercantile Bank Corp.	4,671	280,634
	Merchants Bancorp	11,622	641,302
	Mercury General Corp.	13,910	1,490,039
	Meridian Corp.	3,000	58,920
	Metrocity Bankshares, Inc.	5,482	193,953
	Metropolitan Bank Holding Corp.	2,790	258,019
	MGIC Investment Corp.	66,102	1,985,704
	Mid Penn Bancorp, Inc.	5,021	192,505
	Midland States Bancorp, Inc.	4,054	136,498
	MVB Financial Corp.	2,600	79,690
	National Bank Holdings Corp., Class A	10,078	435,269
	National Bankshares, Inc.	1,151	46,731
	Navient Corp.	6,424	53,897
	NB Bancorp, Inc.	5,878	135,253
	NBT Bancorp, Inc.	11,717	616,900
	Nelnet, Inc., Class A	7,117	966,987
*	NerdWallet, Inc., Class A	11,623	104,607
	Nicolet Bankshares, Inc.	3,215	549,508
*	NMI Holdings, Inc.	25,665	1,136,959
	Northeast Bank	2,260	280,624
	Northeast Community Bancorp, Inc.	3,060	81,702
	Northpointe Bancshares, Inc.	5,082	88,935
		Shares	Value†
FINANCIALS — (Continued)
	Northrim BanCorp, Inc.	7,154	$189,653
	Northwest Bancshares, Inc.	35,011	551,073
	Norwood Financial Corp.	1,109	37,695
	Oak Valley Bancorp	1,618	54,802
	OceanFirst Financial Corp.	14,578	281,501
	OFG Bancorp	14,444	763,510
	Ohio Valley Banc Corp.	897	37,728
	Old National Bancorp	82,869	2,207,630
	Old Republic International Corp.	55,350	2,391,673
	Old Second Bancorp, Inc.	12,089	305,731
	OneMain Holdings, Inc.	30,605	1,915,261
*	Onity Group, Inc.	2,606	95,536
	OP Bancorp	4,129	64,412
*	Oportun Financial Corp.	15,568	86,247
	Oppenheimer Holdings, Inc., Class A	3,442	367,055
	Orange County Bancorp, Inc.	2,095	80,134
	Origin Bancorp, Inc.	6,395	349,998
	Orrstown Financial Services, Inc.	6,532	279,112
	Park National Corp.	3,861	803,667
	Parke Bancorp, Inc.	2,375	81,106
	Pathward Financial, Inc.	4,654	410,669
*	Paysafe Ltd.	17,600	142,208
	PCB Bancorp	3,867	107,773
	Peapack-Gladstone Financial Corp.	4,272	196,427
	Pelagos Insurance Capital Ltd.	14,316	362,052
	PennyMac Financial Services, Inc.	12,809	965,927
	Peoples Bancorp of North Carolina, Inc.	700	30,100
	Peoples Bancorp, Inc.	8,875	369,732
	Peoples Financial Services Corp.	2,325	163,587
	Pinnacle Financial Partners, Inc.	30,640	3,224,247
	Plumas Bancorp	632	38,748
*	Ponce Financial Group, Inc.	5,951	120,091
	Popular, Inc.	16,010	2,805,112
	Preferred Bank	4,075	425,593
	Princeton Bancorp, Inc.	25	1,031

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PROG Holdings, Inc.	5,812	$255,844
	Prosperity Bancshares, Inc.	25,450	1,905,441
	Provident Financial Services, Inc.	29,907	738,105
	QCR Holdings, Inc.	4,040	415,918
	Radian Group, Inc.	33,038	1,288,152
	RBB Bancorp	3,805	100,338
	Red River Bancshares, Inc.	1,569	157,763
	Regional Management Corp.	2,910	93,906
	Reinsurance Group of America, Inc.	11,158	2,642,772
	RenaissanceRe Holdings Ltd.	14,120	4,518,118
	Renasant Corp.	22,274	970,478
*	Repay Holdings Corp.	26,456	105,824
	Republic Bancorp, Inc., Class A	4,245	422,547
	Richmond Mutual BanCorp, Inc.	550	8,607
	Riverview Bancorp, Inc.	4,900	25,970
	S&T Bancorp, Inc.	9,881	515,294
	Safety Insurance Group, Inc.	3,522	364,140
	Seacoast Banking Corp. of Florida	18,358	637,757
*	Security National Financial Corp., Class A	3,133	29,356
	Selective Insurance Group, Inc.	1,169	110,809
	ServisFirst Bancshares, Inc.	631	56,474
	Shore Bancshares, Inc.	8,305	203,472
	Sierra Bancorp	4,635	188,923
*	SiriusPoint Ltd.	40,518	958,251
*	Skyward Specialty Insurance Group, Inc.	829	49,699
	SLM Corp.	41,079	1,067,849
	SmartFinancial, Inc.	4,132	216,517
	South Plains Financial, Inc.	3,123	140,035
*	Southern First Bancshares, Inc.	1,200	74,880
	Southern Missouri Bancorp, Inc.	2,849	220,541
	Southside Bancshares, Inc.	7,054	229,326
	Southstate Bank Corp.	22,551	2,369,885
	Stewart Information Services Corp.	7,045	476,172
	Stifel Financial Corp.	9,909	821,555
		Shares	Value†
FINANCIALS — (Continued)
	Stock Yards Bancorp, Inc.	3,787	$322,274
	Texas Capital Bancshares, Inc.	12,830	1,268,245
*	Third Coast Bancshares, Inc.	3,100	135,904
	Timberland Bancorp, Inc.	2,200	98,626
	Tiptree, Inc.	12,630	224,435
	Tompkins Financial Corp.	4,118	411,141
	Towne Bank	17,136	649,626
	TriCo Bancshares	7,482	430,514
*	Triumph Financial, Inc.	3,826	290,508
	TrustCo Bank Corp.	5,545	315,954
	Trustmark Corp.	13,392	635,450
	UMB Financial Corp.	13,188	1,921,887
	United Bankshares, Inc.	32,483	1,573,801
	United Community Banks, Inc.	27,517	975,202
	United Fire Group, Inc.	6,498	333,737
	Unity Bancorp, Inc.	2,946	173,490
	Universal Insurance Holdings, Inc.	8,052	351,953
	Univest Financial Corp.	7,243	320,430
	Unum Group	27,407	2,360,017
	USCB Financial Holdings, Inc.	3,796	83,398
	Valley National Bancorp	121,658	1,738,493
*	Velocity Financial, Inc.	10,196	178,838
	Victory Capital Holdings, Inc., Class A	5,488	543,477
	Virginia National Bankshares Corp.	813	37,231
	Virtus Investment Partners, Inc.	2,036	324,437
	Voya Financial, Inc.	9,287	923,406
	WaFd, Inc.	18,647	685,650
	Walker & Dunlop, Inc.	7,880	391,557
	Washington Trust Bancorp, Inc.	4,368	170,265
	Waterstone Financial, Inc.	3,929	80,623
	Webster Financial Corp.	1,605	123,938
	WesBanco, Inc.	24,512	1,014,307
	West BanCorp, Inc.	4,789	134,331
	Westamerica BanCorp	5,357	322,224
	Western Alliance Bancorp	17,417	1,401,894
	Western New England Bancorp, Inc.	5,200	67,236

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Westwood Holdings Group, Inc.	546	$10,467
	White Mountains Insurance Group Ltd.	822	1,724,334
	Wintrust Financial Corp.	15,229	2,429,635
*	World Acceptance Corp.	1,270	228,359
	WSFS Financial Corp.	14,092	1,130,178
	Zions Bancorp NA	33,088	2,306,234
TOTAL FINANCIALS			187,596,137
HEALTH CARE — (8.2%)
*	Acadia Healthcare Co., Inc.	23,812	705,311
	Acme United Corp.	800	45,488
*	AdaptHealth Corp.	39,052	421,762
*	Addus HomeCare Corp.	4,928	569,085
*	Align Technology, Inc.	14,413	2,438,103
*	Alkermes PLC	13,695	670,918
*	AMN Healthcare Services, Inc.	12,750	428,783
*	Amphastar Pharmaceuticals, Inc.	16,838	335,750
*	Amylyx Pharmaceuticals, Inc.	338	6,865
*	ANI Pharmaceuticals, Inc.	3,204	253,885
*	Ardent Health, Inc.	10,127	108,055
*	Astrana Health, Inc.	2,578	91,674
*	Avantor, Inc.	150,288	2,070,969
*	BioMarin Pharmaceutical, Inc.	11,927	715,859
*	Bio-Rad Laboratories, Inc., Class A	1,384	450,464
*	CareCloud, Inc.	9,662	23,575
*	Charles River Laboratories International, Inc.	11,984	2,786,400
	CONMED Corp.	7,825	362,298
*	Cooper Cos., Inc.	35,874	2,594,408
*	Elanco Animal Health, Inc.	138,982	3,664,955
*	Emergent BioSolutions, Inc.	20,761	149,894
*	Enovis Corp.	12,207	355,834
*	Envista Holdings Corp.	41,400	1,130,634
*	Fortrea Holdings, Inc.	3,979	76,277
*	Globus Medical, Inc., Class A	10,159	800,428
*	GoodRx Holdings, Inc., Class A	44,239	135,814
		Shares	Value†
HEALTH CARE — (Continued)
*	Haemonetics Corp.	5,176	$442,755
*	Harmony Biosciences Holdings, Inc.	17,258	608,172
*	Health Catalyst, Inc.	7,148	14,939
*	HealthEquity, Inc.	6,992	703,465
	HealthStream, Inc.	9,384	263,127
*	Henry Schein, Inc.	15,462	1,325,866
*	ICON PLC	8,339	1,363,969
*	ICU Medical, Inc.	2,392	403,076
*	InfuSystem Holdings, Inc.	6,563	59,986
*	Innoviva, Inc.	26,383	553,252
*	Integer Holdings Corp.	8,105	982,407
*	Integra LifeSciences Holdings Corp.	16,038	267,033
*	Jazz Pharmaceuticals PLC	6,212	1,570,766
*	Kewaunee Scientific Corp.	778	27,790
*	LifeStance Health Group, Inc.	16,277	170,583
*	LivaNova PLC	8,257	661,716
*	Merit Medical Systems, Inc.	6,323	537,518
	Mesa Laboratories, Inc.	1,418	142,949
*	MiMedx Group, Inc.	42,181	174,208
*	Molina Healthcare, Inc.	14,633	2,862,507
	National HealthCare Corp.	5,192	1,173,548
*	Neogen Corp.	6,971	83,931
*»	OmniAb, Inc. (2200963D US)	907	0
*»	OmniAb, Inc. (2200964D US)	907	0
*	Omnicell, Inc.	7,277	257,387
*	Option Care Health, Inc.	36,929	850,475
*	Organogenesis Holdings, Inc.	47,916	113,561
	Organon & Co.	31,455	426,215
*	Pacira BioSciences, Inc.	9,674	255,490
*	PACS Group, Inc.	2	92
*††	PDL BioPharma, Inc.	11,311	3,506
*	Pediatrix Medical Group, Inc.	22,084	585,447
*	Pennant Group, Inc.	7,575	305,424
	Perrigo Co. PLC	38,382	388,042
*	Prestige Consumer Healthcare, Inc.	8,100	406,782
*	Protalix BioTherapeutics, Inc.	26,778	63,464
*	Puma Biotechnology, Inc.	19,875	157,609

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	QuidelOrtho Corp.	13,373	$224,265
	Revvity, Inc.	24,530	2,760,116
††	Sage Therapeutics, Inc.	7,876	24
	SIGA Technologies, Inc.	19,111	62,493
*	Simulations Plus, Inc.	2,700	49,221
*	Solventum Corp.	25,168	2,150,354
*	Spero Therapeutics, Inc.	15,413	18,033
*	Supernus Pharmaceuticals, Inc.	14,952	667,308
#*	Surgery Partners, Inc.	30,513	469,900
*	Tactile Systems Technology, Inc.	5,669	159,696
*	Teladoc Health, Inc.	37,209	249,672
	U.S. Physical Therapy, Inc.	1,914	151,321
	Universal Health Services, Inc., Class B	20,230	3,407,541
	Utah Medical Products, Inc.	904	63,750
*	Veracyte, Inc.	20,468	948,078
††	Verve Therapeutics, Inc.	14,476	26,925
	Viatris, Inc.	133,215	2,339,255
*	Waystar Holding Corp.	8,952	188,977
TOTAL HEALTH CARE			53,537,474
INDUSTRIALS — (17.8%)
*	AAR Corp.	9,488	1,328,700
	ABM Industries, Inc.	20,257	970,513
	ACCO Brands Corp.	23,927	100,972
	Acuity, Inc.	7,766	2,550,277
	Aebi Schmidt Holding AG	9,897	127,572
*	AerSale Corp.	11,381	70,562
	AGCO Corp.	20,576	2,102,044
	Alamo Group, Inc.	3,558	566,007
	Albany International Corp., Class A	2,460	183,295
	Allient, Inc.	2,557	223,635
*	Amentum Holdings, Inc.	71,950	1,597,290
*	Ameresco, Inc., Class A	8,612	181,455
	Apogee Enterprises, Inc.	7,976	315,850
	ArcBest Corp.	8,900	1,284,715
	Arcosa, Inc.	13,644	1,981,109
	Astec Industries, Inc.	6,597	334,204
*	Asure Software, Inc.	7,807	62,690
	Atkore, Inc.	2,873	209,614
	AZZ, Inc.	499	72,215
		Shares	Value†
INDUSTRIALS — (Continued)
	Barrett Business Services, Inc.	447	$17,451
*	BlueLinx Holdings, Inc.	2,230	120,911
	Boise Cascade Co.	13,952	1,065,654
*	Bowman Consulting Group Ltd.	3,915	105,118
	Brady Corp., Class A	10,375	978,051
*	BrightView Holdings, Inc.	35,817	467,054
*	Broadwind, Inc.	2,902	11,608
*	Builders FirstSource, Inc.	29,558	1,963,834
*	CACI International, Inc., Class A	2,646	1,317,046
	Cadre Holdings, Inc.	900	27,747
*	CECO Environmental Corp.	6,164	406,146
*	Centuri Holdings, Inc.	10,460	291,206
*	Civeo Corp.	4,391	138,360
*	Clarivate PLC	105,384	208,660
	CNH Industrial NV	445,310	4,564,494
	Columbus McKinnon Corp.	1,594	30,557
*	Commercial Vehicle Group, Inc.	7,354	33,314
#	Concentrix Corp.	12,929	318,053
*	Concrete Pumping Holdings, Inc.	18,499	179,995
*	Costamare Bulkers Holdings Ltd.	300	5,868
	Covenant Logistics Group, Inc.	7,508	266,684
*	Custom Truck One Source, Inc.	47,578	482,917
	Deluxe Corp.	17,792	460,279
*	Distribution Solutions Group, Inc.	4,036	139,525
	Douglas Dynamics, Inc.	6,064	267,604
	Eastern Co.	1,614	38,284
*	Energy Recovery, Inc.	8,100	70,065
	EnerSys	1,431	266,238
	Ennis, Inc.	10,760	234,568
	Enpro, Inc.	999	313,606
#	Esab Corp.	8,385	725,554
	Espey Mfg. & Electronics Corp.	439	25,976
	EVI Industries, Inc.	1,531	21,541
*	First Advantage Corp.	18,352	364,104
	Fortune Brands Innovations, Inc.	34,351	1,692,130
	Franklin Electric Co., Inc.	4,697	491,870
*	FTI Consulting, Inc.	6,834	1,089,203
*	Gates Industrial Corp. Ltd.	43,961	1,230,029
	GATX Corp.	8,278	1,480,686

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gencor Industries, Inc.	3,292	$46,878
	Genpact Ltd.	43,344	1,524,408
*	Gibraltar Industries, Inc.	6,257	264,421
	Gorman-Rupp Co.	488	39,621
	Greenbrier Cos., Inc.	12,210	601,343
*	GXO Logistics, Inc.	25,632	1,285,701
*	Hayward Holdings, Inc.	40,933	619,316
*	Healthcare Services Group, Inc.	13,935	324,686
	Heartland Express, Inc.	20,428	249,834
	Helios Technologies, Inc.	7,867	612,918
	Herc Holdings, Inc.	8,965	1,346,005
#*	Hillman Solutions Corp.	53,698	422,603
	HNI Corp.	16,025	721,285
	Hub Group, Inc., Class A	20,948	974,710
*	Hudson Technologies, Inc.	12,335	74,503
	Huntington Ingalls Industries, Inc.	1,058	345,384
	Hyster-Yale, Inc.	125	4,179
*	IBEX Holdings Ltd.	5,185	183,238
	ICF International, Inc.	3,585	290,098
	IDEX Corp.	4,606	1,061,453
	Insteel Industries, Inc.	7,383	226,289
	Interface, Inc.	18,398	630,315
*	Janus International Group, Inc.	58,049	297,791
	JBT Marel Corp.	4,335	600,267
*	JELD-WEN Holding, Inc.	9,019	12,807
	Kadant, Inc.	161	49,508
	KBR, Inc.	27,935	1,022,700
	Kennametal, Inc.	25,752	874,795
*	Kirby Corp.	6,504	852,935
	Knight-Swift Transportation Holdings, Inc.	17,202	1,196,055
	Korn Ferry	19,599	1,612,410
*	L.B. Foster Co., Class A	3,570	146,834
	Leidos Holdings, Inc.	14,194	1,640,826
	Lindsay Corp.	1,898	210,336
	Louisiana-Pacific Corp.	3,376	244,524
	LSI Industries, Inc.	8,254	193,061
	Luxfer Holdings PLC	4,327	73,689
*	Manitowoc Co., Inc.	5,620	77,837
	Marten Transport Ltd.	17,606	260,393
*	Masterbrand, Inc.	45,257	373,370
	Matson, Inc.	2,154	436,379
	Maximus, Inc.	18,142	1,093,056
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Mayville Engineering Co., Inc.	8,033	$206,207
	McGrath RentCorp	6,136	706,560
*	Middleby Corp.	1,305	174,322
*	Midera Food Processing, Inc.	1,305	62,575
	Miller Industries, Inc.	3,650	183,595
	MillerKnoll, Inc.	27,186	612,229
*	Mistras Group, Inc.	9,639	146,609
*	NPK International, Inc.	19,772	246,952
*	NWPX Infrastructure, Inc.	3,517	432,872
	Omega Flex, Inc.	409	12,049
*	Onterris, Inc.	9,936	208,557
*	OPENLANE, Inc.	33,467	1,330,648
*	Orion Group Holdings, Inc.	10,645	104,108
	Oshkosh Corp.	17,535	2,497,159
	Owens Corning	19,567	2,717,856
*	PAMT Corp.	4,263	68,698
	Park-Ohio Holdings Corp.	3,791	151,375
*	Parsons Corp.	16,549	731,631
	Pentair PLC	7,074	462,923
*	Perma-Pipe International Holdings, Inc.	3,033	73,247
	Preformed Line Products Co.	501	178,847
	Primoris Services Corp.	4,893	413,018
*	Proto Labs, Inc.	2,353	176,593
	Quad/Graphics, Inc.	13,079	135,891
	Quanex Building Products Corp.	16,758	298,963
*	Radiant Logistics, Inc.	14,977	123,410
	Regal Rexnord Corp.	15,876	3,258,231
*	Resideo Technologies, Inc.	49,754	1,706,562
#	Robert Half, Inc.	11,914	450,349
	Rush Enterprises, Inc. (RUSHA US), Class A	19,479	1,554,229
	Rush Enterprises, Inc. (RUSHB US), Class B	4,953	384,997
	Ryder System, Inc.	10,768	2,761,131
	Schneider National, Inc., Class B	35,287	1,261,157
	Science Applications International Corp.	11,744	1,375,575
	Sensata Technologies Holding PLC	35,241	1,631,306
*	Shoals Technologies Group, Inc., Class A	14,809	129,431
*	SIFCO Industries, Inc.	1,896	48,879

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SiteOne Landscape Supply, Inc.	5,028	$474,844
	SS&C Technologies Holdings, Inc.	20,681	1,593,471
*	StandardAero, Inc.	15,073	441,790
	Stanley Black & Decker, Inc.	35,524	3,359,860
	TaskUS, Inc., Class A	8,305	50,411
*	Taylor Devices, Inc.	698	35,828
	Tecnoglass Holdings, Inc.	12,025	522,366
	Tennant Co.	5,244	440,653
	Terex Corp.	11,843	744,214
	Textron, Inc.	16,438	1,401,504
*	TIC Solutions, Inc.	17,896	130,820
	Timken Co.	15,539	2,137,389
*	Titan International, Inc.	17,011	122,819
*	Transcat, Inc.	1,276	108,932
	TransUnion	39,646	3,116,969
	Trinity Industries, Inc.	24,799	774,721
	Tutor Perini Corp.	14,838	1,242,683
	Twin Disc, Inc.	4,046	92,289
	UFP Industries, Inc.	13,877	1,203,691
*	U-Haul Holding Co. (UHAL US)	4,292	304,346
	U-Haul Holding Co. (UHAL/B US)	38,038	2,380,418
	UniFirst Corp.	4,062	1,190,085
	Universal Logistics Holdings, Inc.	7,152	95,694
*	Upwork, Inc.	39,692	363,579
*	V2X, Inc.	8,018	723,544
*	Verra Mobility Corp.	41,495	219,509
*	Vestis Corp.	14,225	205,694
	Virco Mfg. Corp.	2,762	16,710
	Werner Enterprises, Inc.	23,650	884,983
	WESCO International, Inc.	14,653	5,033,159
*	Willdan Group, Inc.	3,570	244,652
	Willis Lease Finance Corp.	6,951	495,815
	Worthington Enterprises, Inc.	4,769	268,065
TOTAL INDUSTRIALS			116,733,718
INFORMATION TECHNOLOGY — (8.0%)
*	8x8, Inc.	28,880	54,872
*	ACI Worldwide, Inc.	26,984	1,546,993
*	Alarm.com Holdings, Inc.	4,114	225,242
	Amdocs Ltd.	30,290	1,687,759
	Amkor Technology, Inc.	54,208	2,703,353
*	Arrow Electronics, Inc.	18,273	3,957,384
*	AstroNova, Inc.	670	19,397
*	Aviat Networks, Inc.	2,869	58,757
	Avnet, Inc.	33,784	3,001,371
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Benchmark Electronics, Inc.	12,099	$965,137
*	Cerence, Inc.	11,078	94,385
*	Cirrus Logic, Inc.	8,095	1,047,088
*	Corsair Gaming, Inc.	13,956	148,073
	Crane NXT Co.	13,411	696,701
*	Crexendo, Inc.	1,250	8,600
	CTS Corp.	7,788	499,367
*	Daktronics, Inc.	11,381	225,002
*	Diebold Nixdorf, Inc.	7,522	553,544
*	Digi International, Inc.	7,525	524,643
*	Diodes, Inc.	13,418	1,104,570
	Dolby Laboratories, Inc., Class A	6,033	354,801
*	DXC Technology Co.	46,477	522,401
*	EPAM Systems, Inc.	5,480	578,469
	ePlus, Inc.	7,258	670,712
*	Everforth, Inc.	5,149	146,438
*	Five9, Inc.	4,222	116,147
*	Harmonic, Inc.	2,466	28,482
	Information Services Group, Inc.	11,345	47,195
*	Insight Enterprises, Inc.	4,102	528,871
*	IPG Photonics Corp.	9,239	785,869
*	Itron, Inc.	10,103	1,006,865
*	Kimball Electronics, Inc.	7,123	176,152
*	Knowles Corp.	31,372	1,147,902
*	Kyndryl Holdings, Inc.	44,284	600,048
*	LiveRamp Holdings, Inc.	6,598	249,866
*	Mirion Technologies, Inc.	30,715	460,111
*	Mitek Systems, Inc.	10,716	178,957
*	N-able, Inc.	32,100	150,228
*	NCR Voyix Corp.	51,577	426,542
*	NetScout Systems, Inc.	19,824	806,242
	OneSpan, Inc.	11,491	177,881
	PC Connection, Inc.	8,964	750,466
*	Penguin Solutions, Inc.	15,531	817,397
*	Photronics, Inc.	19,774	598,954
*	Plexus Corp.	1,891	475,284
*	Powerfleet, Inc. NJ	8,547	33,504
*	Progress Software Corp.	6,097	247,477
*	PTC, Inc.	2,331	319,813
*	Qorvo, Inc.	10,172	921,278
*	Ribbon Communications, Inc.	20,395	43,645
	Richardson Electronics Ltd.	346	6,328
*	Sanmina Corp.	11,032	2,047,098
*	ScanSource, Inc.	9,180	519,772

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Skyworks Solutions, Inc.	26,598	$1,656,523
*	Super Micro Computer, Inc.	1,371	38,936
	TD SYNNEX Corp.	12,391	3,168,379
*	Trimble, Inc.	10,031	567,554
*	TTM Technologies, Inc.	31,014	3,580,256
*	Turtle Beach Corp.	5,708	69,923
	Universal Display Corp.	6,146	492,663
*	Viasat, Inc.	45,216	3,478,467
	Vishay Intertechnology, Inc.	11,501	393,564
	Vontier Corp.	18,011	578,693
*	Zebra Technologies Corp., Class A	10,569	3,105,384
TOTAL INFORMATION TECHNOLOGY			52,193,775
MATERIALS — (5.2%)
	AptarGroup, Inc.	18,497	2,477,858
	Ashland, Inc.	11,205	813,595
*	Aspen Aerogels, Inc.	7,561	35,007
	Avient Corp.	25,348	920,639
*	Axalta Coating Systems Ltd.	74,017	2,650,549
	Ball Corp.	87,173	5,657,528
	Caledonia Mining Corp. PLC	7,809	143,608
	Celanese Corp.	28,760	1,286,147
	Commercial Metals Co.	38,413	2,639,741
	Element Solutions, Inc.	32,647	1,199,124
#	Graphic Packaging Holding Co.	10,274	110,240
	Greif, Inc. (GEF US), Class A	9,925	859,009
	Greif, Inc. (GEF/B US), Class B	4,469	484,797
	HB Fuller Co.	21,469	1,187,236
	Huntsman Corp.	2,821	27,533
	Innospec, Inc.	6,758	581,053
*	Intrepid Potash, Inc.	3,506	119,064
*	James Hardie Industries PLC	7,703	202,512
	Kaiser Aluminum Corp.	4,665	744,907
*	Knife River Corp.	14,917	1,091,477
	Koppers Holdings, Inc.	7,755	380,150
*	Magnera Corp.	8,021	106,278
	Materion Corp.	1,388	292,646
	Mativ Holdings, Inc.	23,704	206,936
*	McEwen, Inc.	12,218	211,249
	Minerals Technologies, Inc.	9,081	692,335
		Shares	Value†
MATERIALS — (Continued)
	Myers Industries, Inc.	13,771	$470,417
*	Nexa Resources SA	33,372	428,830
*	Perimeter Solutions, Inc.	33,462	1,024,272
	Quaker Chemical Corp.	1,631	261,808
	Ryerson Holding Corp.	8,884	246,886
	Sensient Technologies Corp.	7,267	898,710
	Silgan Holdings, Inc.	38,062	1,521,719
	Sonoco Products Co.	34,433	1,940,644
	Stepan Co.	5,499	352,706
	Sylvamo Corp.	15,128	565,939
	TriMas Corp.	12,503	499,245
	Worthington Steel, Inc.	13,016	468,706
TOTAL MATERIALS			33,801,100
REAL ESTATE — (0.9%)
*	Compass, Inc., Class A	2	23
*	Cushman & Wakefield Ltd.	92,764	1,244,893
*	Forestar Group, Inc.	14,830	417,464
*	FRP Holdings, Inc.	3,976	88,744
*	Howard Hughes Holdings, Inc.	15,224	973,118
*	Jones Lang LaSalle, Inc.	7,221	2,563,672
	Marcus & Millichap, Inc.	882	27,121
	Newmark Group, Inc., Class A	41,819	627,076
*	Seaport Entertainment Group, Inc.	685	17,968
*	Stratus Properties, Inc.	1,121	21,972
*	Tejon Ranch Co.	1,556	26,343
TOTAL REAL ESTATE			6,008,394
UTILITIES — (0.4%)
	New Jersey Resources Corp.	26,412	1,528,991
	Ormat Technologies, Inc.	10,524	1,026,932
TOTAL UTILITIES			2,555,923
TOTAL COMMON STOCKS			633,664,108

U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» Xerox Holdings Corp. Warrants 02/14/2028	10,577	$3,265
TOTAL RIGHTS/WARRANTS		3,265
TOTAL INVESTMENT SECURITIES (Cost $474,764,099)		633,667,373

SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	1,692,509	19,577,257
		Shares	Value†
MONEY MARKET FUNDS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	1,801,405	$1,801,405
TOTAL INVESTMENTS — (100.0%)
(Cost $496,139,952)^^			$655,046,035
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$18,459,953	—	—	$18,459,953
Consumer Discretionary	104,338,432	—	—	104,338,432
Consumer Staples	32,155,929	$28,753	—	32,184,682
Energy	26,254,520	—	—	26,254,520
Financials	187,596,137	—	—	187,596,137
Health Care	53,507,019	—	$30,455	53,537,474
Industrials	116,733,718	—	—	116,733,718
Information Technology	52,193,775	—	—	52,193,775
Materials	33,801,100	—	—	33,801,100
Real Estate	6,008,394	—	—	6,008,394
Utilities	2,555,923	—	—	2,555,923
Rights/Warrants
Information Technology	—	3,265	—	3,265
Securities Lending Collateral	—	19,577,257	—	19,577,257
Money Market Funds	1,801,405	—	—	1,801,405
Total Investments in Securities	$635,406,305	$19,609,275	$30,455˂˃	$655,046,035

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (4.7%)
*	29Metals Ltd.	88,474	$16,194
	Accent Group Ltd.	48,385	23,555
	Acrow Ltd.	14,618	9,052
#	Acrow Ltd. ACF AU	78,409	48,544
	Adairs Ltd.	22,940	23,061
*	Alkane Resources Ltd.	138,805	128,500
	ALS Ltd.	115,890	1,749,155
	Amotiv Ltd.	38,493	189,966
	AMP Ltd.	1,218,515	1,836,031
	Ampol Ltd.	140,049	3,951,365
	ANZ Group Holdings Ltd.	319,113	8,340,041
#*	Appen Ltd.	25,162	21,050
*	Arafura Rare Earths Ltd. (ARU AU)	129,922	16,352
#	ARB Corp. Ltd.	14,023	194,138
	Aristocrat Leisure Ltd.	103,750	4,663,048
	Atlas Arteria Ltd.	234,015	826,467
*	Aurelia Metals Ltd.	282,616	62,580
#	Aussie Broadband Ltd.	77,521	258,556
*	Austal Ltd.	152,839	385,457
#	Austin Engineering Ltd.	59,853	6,081
#	Australian Clinical Labs Ltd.	26,830	44,887
#	Australian Ethical Investment Ltd.	60,020	186,284
	Australian Finance Group Ltd.	125,380	138,624
#	Autosports Group Ltd.	7,525	8,412
††	AVZ Minerals Ltd.	69,347	7,271
*	Baby Bunting Group Ltd.	42,500	30,989
	Bank of Queensland Ltd.	258,044	1,201,933
#	Bapcor Ltd.	45,968	14,174
#	Beacon Lighting Group Ltd.	40,884	46,124
*	Bellevue Gold Ltd.	219,447	192,142
#	Bendigo & Adelaide Bank Ltd.	96,898	778,999
#*	Black Cat Syndicate Ltd. (BC8 AU)	35,405	22,295
	Brambles Ltd.	414,055	5,684,022
	Bravura Solutions Ltd.	125,536	224,173
#	Breville Group Ltd.	61,979	1,424,905
	Capricorn Metals Ltd.	111,750	990,603
	CAR Group Ltd.	76,240	1,392,057
*	Catapult Sports Ltd.	43,692	102,986
		Shares	Value»
AUSTRALIA — (Continued)
	Cedar Woods Properties Ltd.	43,220	$212,564
	Challenger Ltd.	288,452	1,982,226
	Champion Iron Ltd.	186,970	444,587
*	Chrysos Corp. Ltd.	12,858	54,670
	Civmec Australia Ltd.	50,600	60,754
#*	Coast Entertainment Holdings Ltd.	69,563	25,373
	Cochlear Ltd.	17,085	1,431,868
	Codan Ltd.	45,688	1,283,230
#	Cogstate Ltd.	11,856	20,864
	Coles Group Ltd.	168,615	2,848,409
	Commonwealth Bank of Australia	123,980	15,498,097
	Computershare Ltd.	180,211	5,178,017
#	Credit Corp. Group Ltd.	19,416	187,849
	CSL Ltd.	17,486	1,511,844
	Dalrymple Bay Infrastructure Ltd.	240,616	945,260
	Data#3 Ltd.	90,027	617,617
*	Deep Yellow Ltd.	40,584	37,488
#*	Develop Global Ltd.	69,577	236,352
	Dicker Data Ltd.	52,667	463,592
	Downer EDI Ltd.	180,376	981,317
*	DUG Technology Ltd.	6,526	9,331
#	Duratec Ltd.	25,190	37,564
	Eagers Automotive Ltd.	71,645	1,177,896
*	Emeco Holdings Ltd.	147,210	100,180
*	Emerald Resources NL	171,314	642,827
#	Endeavour Group Ltd.	327,231	798,681
	EQT Holdings Ltd.	7,874	93,094
	Eureka Group Holdings Ltd. (EGH AU)	51,812	27,144
	Evolution Mining Ltd.	292,414	2,318,646
#	Fiducian Group Ltd.	4,858	28,678
	FleetPartners Group Ltd.	137,030	271,802
	Fleetwood Ltd.	41,260	68,441
#	Flight Centre Travel Group Ltd.	64,307	594,353
	Fortescue Ltd.	387,914	5,033,671
#	G8 Education Ltd.	142,382	14,967
	Generation Development Group Ltd.	291	830
#*	Genesis Minerals Ltd.	222,363	890,784
	GR Engineering Services Ltd.	79,212	316,429

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GrainCorp Ltd., Class A	99,000	$388,434
*	Greatland Resources Ltd.	5,398	37,328
	GWA Group Ltd.	99,930	167,839
	Hansen Technologies Ltd.	46,900	139,818
	Harvey Norman Holdings Ltd.	122,908	423,308
#*	Healius Ltd.	179,820	47,243
	Helia Group Ltd.	256,449	902,014
	HUB24 Ltd.	28,797	1,714,739
*	IGO Ltd.	154,584	743,985
	Imdex Ltd.	304,982	787,854
*	Immutep Ltd. (IMM AU)	246,179	7,956
	Insurance Australia Group Ltd.	664,577	3,959,676
#	Integral Diagnostics Ltd.	80,915	119,357
*	ioneer Ltd.	138,988	11,289
#	IPH Ltd.	136,483	398,801
	IRESS Ltd.	52,805	253,080
	IVE Group Ltd.	54,371	106,925
	JB Hi-Fi Ltd.	40,944	2,355,389
*	Judo Capital Holdings Ltd.	393,678	267,530
#	Jumbo Interactive Ltd.	3,096	15,742
	Jupiter Mines Ltd.	273,843	50,985
	Kingsgate Consolidated Ltd.	23,046	65,175
#	Kogan.com Ltd.	24,993	75,157
	L1 Group Ltd.	186,518	134,866
	Lendlease Corp. Ltd.	279,429	592,586
	Liberty Financial Group Ltd.	4,265	9,735
	Lottery Corp. Ltd.	615,453	2,411,335
	Lovisa Holdings Ltd.	24,153	402,592
	Lycopodium Ltd.	16,294	203,763
#*	Lynas Rare Earths Ltd.	129,977	1,275,694
	MA Financial Group Ltd.	10,678	42,712
	Macmahon Holdings Ltd.	791,956	513,323
	Macquarie Group Ltd.	35,401	6,284,379
*	Macquarie Technology Group Ltd.	2,101	89,083
#	Mader Group Ltd.	4,543	22,001
	Magellan Financial Group Ltd.	90,885	608,299
	McMillan Shakespeare Ltd.	44,304	607,516
	Medibank Pvt Ltd.	846,153	3,067,086
#*	Mesoblast Ltd. (MSB AU)	173,604	249,131
*	Metals X Ltd.	398,484	440,639
		Shares	Value»
AUSTRALIA — (Continued)
	Metcash Ltd.	693,243	$1,480,214
*	MGX Resources Ltd.	260,409	59,537
*	Mineral Resources Ltd.	49,045	1,993,288
	Monadelphous Group Ltd.	41,359	846,787
#	Monash IVF Group Ltd.	140,227	69,037
	MotorCycle Holdings Ltd.	13,237	23,678
	Myer Holdings Ltd.	119,979	17,680
	MyState Ltd.	68,175	234,086
#*	Nanosonics Ltd.	23,645	52,188
	National Australia Bank Ltd.	402,755	11,662,158
	Navigator Global Investments Ltd.	125,253	204,459
	Netwealth Group Ltd.	66,300	1,000,760
#*	Neuren Pharmaceuticals Ltd.	14,073	177,389
	nib holdings Ltd.	351,737	1,850,850
	Nick Scali Ltd.	24,349	270,092
	Northern Star Resources Ltd.	149,656	2,074,053
*	Nuix Ltd.	24,257	21,803
#	Objective Corp. Ltd.	8,681	43,017
#*	Ora Banda Mining Ltd.	88,147	70,217
	Orica Ltd.	135,838	2,218,998
	Pacific Current Group Ltd.	18,366	146,556
	Peet Ltd.	165,978	207,204
	Perenti Ltd.	657,127	975,094
	Perpetual Ltd.	11,648	154,740
	Perseus Mining Ltd.	702,513	2,404,893
*	PEXA Group Ltd.	64,718	336,173
#	Pinnacle Investment Management Group Ltd.	5,059	56,463
#*	PLS Group Ltd.	468,180	1,360,357
	Praemium Ltd.	78,103	39,737
	Premier Investments Ltd.	20,472	196,320
#	Pro Medicus Ltd.	31,434	3,575,896
	Propel Funeral Partners Ltd.	4,529	10,231
#	PWR Holdings Ltd.	14,264	99,429
	QBE Insurance Group Ltd.	566,362	9,823,415
	Ramelius Resources Ltd.	707,751	1,522,112
#	Ramsay Health Care Ltd.	38,370	1,192,454
#	REA Group Ltd.	13,413	1,514,790
#	Reece Ltd.	46,136	518,017
	Regis Resources Ltd.	370,569	1,587,963

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Reliance Worldwide Corp. Ltd.	183,870	$452,237
*	Resolute Mining Ltd.	353,804	231,491
*	Sandfire Resources Ltd.	218,869	2,897,251
	SEEK Ltd.	57,583	594,124
	Servcorp Ltd.	16,465	74,713
	Service Stream Ltd.	250,257	427,744
	Shaver Shop Group Ltd.	39,601	40,137
	Sigma Healthcare Ltd.	1,389,626	2,865,402
	Sims Ltd. (SGM AU)	83,375	1,489,211
	Sims Ltd. (SMSMY US), Sponsored ADR	419	7,345
#*	SiteMinder Ltd.	49,100	115,737
	SmartGroup Corp. Ltd.	101,950	918,071
	Sonic Healthcare Ltd.	65,984	1,009,852
	Southern Cross Electrical Engineering Ltd.	81,991	249,566
#	Southern Cross Media Group Ltd.	152,013	57,621
	SRG Global Ltd.	277,153	652,177
#*	St Barbara Ltd.	265,679	84,790
	Steadfast Group Ltd.	329,500	1,177,551
*	Strickland Metals Ltd.	83,179	4,780
	Suncorp Group Ltd.	241,389	3,247,827
	Super Retail Group Ltd.	68,217	636,237
	Supply Network Ltd.	537	12,744
	Tabcorp Holdings Ltd.	952,509	596,826
	Technology One Ltd.	148,017	3,228,341
#*	Telix Pharmaceuticals Ltd.	3,852	38,273
#*	Temple & Webster Group Ltd.	6,467	25,045
	Transurban Group	226,449	2,351,619
#	Treasury Wine Estates Ltd.	15,088	52,183
#*	Tyro Payments Ltd.	162,309	96,003
#	Universal Store Holdings Ltd.	2,327	11,908
	Vault Minerals Ltd.	246,554	826,307
Ω	Viva Energy Group Ltd.	549,392	1,104,598
#	Vulcan Steel Ltd.	20,753	76,528
	Wagners Holding Co. Ltd.	5,933	16,861
*	WEB Travel Group Ltd.	54,680	130,657
	Wesfarmers Ltd.	115,152	7,212,584
#*	West African Resources Ltd.	230,109	458,588
		Shares	Value»
AUSTRALIA — (Continued)
	Westgold Resources Ltd.	245,285	$811,924
	Westpac Banking Corp.	395,631	10,491,053
#*	Wildcat Resources Ltd.	120,372	28,299
#	WiseTech Global Ltd.	16,292	419,925
	Woolworths Group Ltd.	173,975	4,854,879
	Worley Ltd.	173,545	1,288,126
#*	Xero Ltd.	20,324	1,014,676
#	XRF Scientific Ltd.	27,486	33,926
*	Zip Co. Ltd.	214,465	383,963
TOTAL AUSTRALIA			214,573,568
AUSTRIA — (0.5%)
	ANDRITZ AG	28,047	2,641,965
Ω	BAWAG Group AG	38,902	7,889,152
#	CA Immobilien Anlagen AG	7,538	210,651
*	CPI Europe AG	8,306	149,008
	DO & Co. AG	1,810	422,645
	Erste Group Bank AG	47,996	6,274,185
*	Eurotelesites AG	18,802	98,004
	EVN AG	6,689	226,637
	FACC AG	4,000	76,652
*	Immofinanz AG (IIA AV)	25,524	0
	Mayr Melnhof Karton AG	246	23,582
#	Oesterreichische Post AG	10,366	389,483
	Palfinger AG	6,724	227,325
	Porr AG	8,223	357,129
	Raiffeisen Bank International AG	27,193	1,867,032
	SBO AG	4,966	168,474
	Strabag SE (STR AV), Class BR	2,866	276,620
	Telekom Austria AG	31,026	363,543
	Verbund AG	18,449	1,266,321
	Vienna Insurance Group AG Wiener Versicherung Gruppe	11,240	921,114
	Wienerberger AG	16,118	396,702
TOTAL AUSTRIA			24,246,224
BELGIUM — (0.9%)
	Ackermans & van Haaren NV	2,041	633,441
	Anheuser-Busch InBev SA (ABI BB)	44,559	3,870,126
*	Argenx SE (ARGX BB)	3,256	2,788,754
*	Argenx SE (ARGX US), ADR	4,228	3,609,951

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Barco NV	18,894	$171,191
	Bekaert SA	12,836	589,899
*	bpost SA	53,034	91,911
	Cie d'Entreprises CFE	3,294	45,112
	Colruyt Group NV	27,345	1,225,889
	Deceuninck NV	20,459	51,703
#	D'ieteren Group	8,646	1,784,578
	Econocom Group SA NV	43,010	71,270
#	Elia Group SA	15,657	2,243,409
#	EVS Broadcast Equipment SA	5,830	185,588
	Fagron	36,632	978,465
	Gimv NV	14,409	741,970
#	Ion Beam Applications	5,863	107,075
	KBC Group NV	53,288	7,665,943
*	Lakefront Biotherapeutics NV (LKFT BB)	9,005	247,765
*	Lakefront Biotherapeutics NV (LKFT NA)	10,655	292,289
	Lotus Bakeries NV	173	2,218,933
	Melexis NV	6,342	498,000
	Proximus SADP	44,095	326,599
#	Recticel SA	13,767	196,704
#	Syensqo SA	4,212	374,688
	Tessenderlo Group SA	8,253	203,228
	UCB SA	38,700	9,933,648
	Umicore SA	42,715	1,066,161
	Van de Velde NV	2,854	99,481
	VGP NV	6,426	626,141
TOTAL BELGIUM			42,939,912
CANADA — (10.3%)
*	5N Plus, Inc.	65,199	1,515,272
#	A&W Food Services of Canada, Inc.	400	10,617
#	Acadian Timber Corp.	3,700	47,139
*	ACT Energy Technologies Ltd.	11,457	48,874
	ADENTRA, Inc.	10,229	253,344
	Aecon Group, Inc.	13,217	426,440
	AGF Management Ltd., Class B	17,700	285,351
	Agnico Eagle Mines Ltd. (AEM CN)	4,051	588,101
	Agnico Eagle Mines Ltd. (AEM US)	75,659	10,991,002
	AirBoss of America Corp.	3,500	18,051
	Alamos Gold, Inc. (AGI CN), Class A	382	10,616
		Shares	Value»
CANADA — (Continued)
	Alamos Gold, Inc. (AGI US), Class A	217,427	$6,050,993
*	Allied Gold Corp.	39	708
	AltaGas Ltd.	110,351	4,390,897
#	Altus Group Ltd.	6,857	229,015
	Amerigo Resources Ltd.	17,500	82,766
	Andrew Peller Ltd., Class A	8,700	49,338
*	Aritzia, Inc.	42,081	4,192,941
	Atco Ltd., Class I	26,256	1,494,804
	AtkinsRealis Group, Inc.	68,615	4,252,921
#*	ATS Corp. (ATS CN)	22,821	622,679
#*	AutoCanada, Inc.	2,455	40,804
	B2Gold Corp. (BTG US)	132,950	498,562
	B2Gold Corp. (BTO CN)	69,987	262,106
#	Bank of Montreal (BMO CN)	31,716	5,689,355
	Bank of Montreal (BMO US)	67,678	12,144,817
#	Bank of Nova Scotia (BNS CN)	100,854	8,846,892
	Bank of Nova Scotia (BNS US)	75,921	6,663,586
*	Bausch & Lomb Corp.	7,203	121,803
*	Bausch Health Cos., Inc. (BHC US)	56,675	390,491
	BCE, Inc. (BCE US)	122,751	2,661,242
	Bird Construction, Inc.	34,357	1,638,872
	Black Diamond Group Ltd.	19,500	243,567
*	BlackBerry Ltd. BB US	111,082	944,197
	BMTC Group, Inc.	1,803	16,231
*	Bombardier, Inc. (BBD/A CN), Class A	1,100	269,333
*	Bombardier, Inc. (BBD/B CN), Class B	20,754	5,000,147
	Boyd Group Services, Inc.	6,492	671,082
	Brookfield Corp. (BN US)	232,436	9,885,482
#	Brookfield Infrastructure Corp. BIPC CN, Class A	24,243	1,024,796
#	Brookfield Infrastructure Corp. BIPC US, Class A	16,137	682,595
#	Brookfield Renewable Corp. BEPC US	54,499	1,817,542

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Brookfield Wealth Solutions Ltd.	4,604	$198,847
	BRP, Inc. (DOO CN)	8,687	536,768
	BRP, Inc. (DOOO US)	2,800	173,124
*	CAE, Inc. (CAE US)	81,123	2,094,596
*	Calfrac Well Services Ltd.	21,100	94,674
	Calian Group Ltd.	3,442	192,547
	Cameco Corp. (CCJ US)	40,982	3,540,025
	Canaccord Genuity Group, Inc.	18,549	190,538
*	Canada Goose Holdings, Inc. (GOOS CN)	9,165	81,918
*	Canada Goose Holdings, Inc. (GOOS US)	10,602	94,676
	Canadian Imperial Bank of Commerce (CM CN)	48,737	5,772,580
	Canadian Imperial Bank of Commerce (CM US)	59,989	7,111,696
#	Canadian Tire Corp. Ltd., Class A	27,303	3,984,873
	Canadian Utilities Ltd., Class A	37,735	1,499,871
#*	Canfor Corp.	24,048	257,489
*	Capstone Copper Corp.	45,159	428,766
#	Cascades, Inc.	30,019	288,445
	CCL Industries, Inc., Class B	80,775	5,355,806
*	Celestica, Inc. (CLS CN)	22	7,280
*	Celestica, Inc. (CLS US)	23,464	7,776,908
	Centerra Gold, Inc.	114,460	1,967,741
	CES Energy Solutions Corp.	162,478	1,893,848
	CGI, Inc. (GIB US)	41,426	3,030,312
	CGI, Inc. (GIBA CN)	14,620	1,070,127
*	Cipher Pharmaceuticals, Inc.	3,800	45,621
#	Cogeco Communications, Inc.	5,436	229,174
	Cogeco, Inc.	1,929	80,140
*	Colabor Group, Inc.	16,300	0
#	Colliers International Group, Inc. (CIGI CN)	1,127	110,815
		Shares	Value»
CANADA — (Continued)
	Colliers International Group, Inc. (CIGI US)	10,571	$1,041,772
	Computer Modelling Group Ltd.	18,278	51,111
	Constellation Software, Inc.	3,840	8,225,903
	Corby Spirit & Wine Ltd.	4,000	46,567
*	D-BOX Technologies, Inc.	49,500	43,079
	Definity Financial Corp.	51,172	2,921,350
*	Descartes Systems Group, Inc. (DSGX US)	13,420	1,008,647
	Dollarama, Inc.	67,897	9,249,413
	Doman Building Materials Group Ltd.	38,876	311,984
	DPM Metals, Inc.	33,786	1,187,698
	DREAM Unlimited Corp., Class A	11,846	167,315
	Dynacor Group, Inc.	4,300	18,956
	E-L Financial Corp. Ltd.	61,800	745,030
	Eldorado Gold Corp. (EGO US)	67,227	2,029,583
	Eldorado Gold Corp. (ELD CN)	36,946	1,115,069
#*	Electrovaya, Inc.	1,523	12,519
	Element Fleet Management Corp.	324,091	7,273,177
	Empire Co. Ltd., Class A	68,723	2,515,374
	Enbridge, Inc. (ENB CN)	857	46,647
	Enbridge, Inc. (ENB US)	135,809	7,396,158
*	Endeavour Silver Corp.	2,956	22,229
	Enerflex Ltd. (EFX CN)	44,158	983,424
	Enerflex Ltd. (EFXT US)	49,878	1,111,282
*	Ensign Energy Services, Inc.	14,114	35,138
#	EQB, Inc.	16,583	1,680,835
	Equinox Gold Corp. (EQX CN)	2,987	26,761
#	Equinox Gold Corp. (EQX US)	185,980	1,664,521
*	ERO Copper Corp. (ERO CN)	27,628	741,818
*	ERO Copper Corp. (ERO US)	30,488	820,432

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Evertz Technologies Ltd.	8,130	$93,082
#	Extendicare, Inc.	23,875	604,262
	Fairfax Financial Holdings Ltd.	4,408	7,381,706
	Finning International, Inc.	80,289	5,320,718
*	Firan Technology Group Corp.	6,900	113,011
	First Majestic Silver Corp. (AG US)	195,090	2,932,203
	First Majestic Silver Corp. (FR CN)	37	555
*	First Quantum Minerals Ltd.	20,700	573,815
	FirstService Corp. (FSV CN)	1,298	182,841
	FirstService Corp. (FSV US)	6,604	930,438
*	Foraco International SA	25,664	42,290
*	Fortuna Mining Corp. (FSM US)	110,451	931,102
*	Fortuna Mining Corp. (FVI CN)	34,368	289,536
*	Galiano Gold, Inc. GAU CN	52	90
	George Weston Ltd.	53,280	3,981,985
	Gibson Energy, Inc.	126,457	2,894,750
*	GoGold Resources, Inc.	60,171	124,475
#	Great-West Lifeco, Inc.	25,864	1,714,734
#	Groupe Dynamite, Inc.	6,081	245,565
*	Haivision Systems, Inc.	6,900	20,968
	Hammond Manufacturing Co. Ltd., Class A	600	9,515
	Hammond Power Solutions, Inc.	4,267	763,059
	High Liner Foods, Inc.	6,336	66,531
	Hudbay Minerals, Inc. (HBM CN)	85,121	1,931,518
	Hudbay Minerals, Inc. (HBM US)	125,149	2,847,140
Ω	Hydro One Ltd.	73,989	3,082,325
	iA Financial Corp., Inc.	33,571	4,963,627
*	IAMGOLD Corp. (IAG US)	107,678	1,527,951
*	IAMGOLD Corp. (IMG CN)	91,446	1,294,210
	IGM Financial, Inc.	66,709	4,147,631
	Intact Financial Corp.	59,202	11,624,176
		Shares	Value»
CANADA — (Continued)
Ω	Jamieson Wellness, Inc.	12,028	$354,787
*	K92 Mining, Inc.	98,472	1,582,605
#	Keyera Corp.	75,386	3,202,903
*	Kinaxis, Inc.	1,320	158,191
	Kinross Gold Corp. (K CN)	46,151	1,064,023
	Kinross Gold Corp. (KGC US)	142,960	3,302,376
	Labrador Iron Ore Royalty Corp.	22,901	436,995
*	Laramide Resources Ltd.	9,500	3,321
	Lassonde Industries, Inc., Class A	700	108,447
	Leon's Furniture Ltd.	5,062	88,865
#*	Lightspeed Commerce, Inc. (LSPD US)	7,900	79,869
#*	Lithium Americas Corp.	2,000	5,740
	Loblaw Cos. Ltd.	128,775	6,045,373
	Lundin Gold, Inc.	62,129	3,478,621
	Lundin Mining Corp.	91,072	2,254,955
*	LunR Royalties Corp.	12,975	171,693
#	Magna International, Inc. (MG CN)	2,100	144,020
	Magna International, Inc. (MGA US)	75,082	5,150,625
	Mainstreet Equity Corp.	800	101,226
*	Major Drilling Group International, Inc.	38,043	377,757
*	Mattr Corp.	25,634	314,151
*	MDA Space Ltd.	23,824	721,254
*	Medexus Pharmaceuticals, Inc.	11,000	39,391
	Medical Facilities Corp.	5,000	62,275
	Melcor Developments Ltd.	6,227	83,731
	Metro, Inc.	67,720	4,501,280
	Morguard Corp.	853	68,150
	MTY Food Group, Inc.	3,609	88,175
*	NanoXplore, Inc.	7,200	8,166
	National Bank of Canada	45,959	7,433,861
	Neo Performance Materials, Inc.	12,824	301,881
*	NFI Group, Inc.	3,296	59,297
	North West Co., Inc.	33,305	1,208,089
	Nutrien Ltd. (NTR US)	55,610	3,840,983
	OceanaGold Corp.	121,371	2,926,384
	Onex Corp.	20,599	1,577,271

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Open Text Corp. (OTEX CN)	24,170	$612,763
	Open Text Corp. (OTEX US)	45,263	1,146,964
	OR Royalties, Inc. (OR CN)	504	14,978
	OR Royalties, Inc. (OR US)	20,774	618,234
	Pan American Silver Corp. (PAAS CN)	42,083	1,811,999
	Pan American Silver Corp. (PAAS US)	72,031	3,105,273
#	Pason Systems, Inc.	45,310	400,788
#	Pet Valu Holdings Ltd.	6,444	90,235
	PHX Energy Services Corp.	36,100	273,998
*	PMET Resources, Inc.	4,200	12,254
	Polaris Renewable Energy, Inc.	12,174	131,132
	Pollard Banknote Ltd.	2,929	36,251
*	Precision Drilling Corp. (PD CN)	1,462	113,700
*	Precision Drilling Corp. (PDS US)	10,006	777,770
#	Premium Brands Holdings Corp.	14,068	930,374
	Pulse Seismic, Inc.	6,600	15,066
	Quebecor, Inc., Class B	100,394	4,645,689
#	RB Global, Inc. (RBA US)	28,575	3,135,820
*	Real Matters, Inc.	9,500	32,528
	Restaurant Brands International, Inc. (QSR CN)	1,270	93,928
#	Restaurant Brands International, Inc. (QSR US)	55,159	4,082,869
	Richelieu Hardware Ltd.	21,663	547,969
	Rogers Communications, Inc. (RCI US), Class B	75,733	2,563,562
	Rogers Communications, Inc. (RCIB CN), Class B	38,456	1,301,938
	Royal Bank of Canada (RY CN)	93,692	19,609,922
	Royal Bank of Canada (RY US)	115,944	24,291,427
#	Russel Metals, Inc.	31,041	1,489,330
	Saputo, Inc.	45,823	1,288,869
	Savaria Corp.	18,711	388,675
		Shares	Value»
CANADA — (Continued)
#*	Seabridge Gold, Inc. SA US	12,901	$332,975
	Secure Waste Infrastructure Corp.	211,260	3,640,933
*	Shopify, Inc. (SHOP US), Class A	103,293	12,100,775
*	SNDL, Inc.	4,981	6,126
*	Source Energy Services Ltd.	1,500	12,359
#	South Bow Corp. SOBO US	29,959	1,111,479
	Sprott, Inc. (SII CN)	1,170	120,251
	Sprott, Inc. (SII US)	5,493	565,834
*	SSR Mining, Inc. (SSRM CN)	52,483	1,341,792
*	SSR Mining, Inc. (SSRM US)	24,249	621,259
	Stantec, Inc. (STN CN)	23,133	1,632,520
	Stantec, Inc. (STN US)	19,321	1,361,937
	Stella-Jones, Inc.	22,858	1,261,075
	StorageVault Canada, Inc.	55,357	189,545
	Sun Life Financial, Inc. (SLF CN)	15,135	1,255,735
	Sun Life Financial, Inc. (SLF US)	60,372	5,007,857
	Superior Plus Corp.	83,835	477,229
	Supremex, Inc.	7,100	18,740
*	Taiga Building Products Ltd.	5,000	12,947
	TELUS Corp.	24,905	237,707
*	TerrAscend Corp.	18,500	9,238
#	TerraVest Industries, Inc.	7,857	640,229
	TFI International, Inc. (TFII CN)	12,211	1,649,707
	TFI International, Inc. (TFII US)	1,281	172,961
††	Theratechnologies, Inc.	5,606	2,130
	Thomson Reuters Corp.	21,647	2,124,220
	Timbercreek Financial Corp.	59,562	257,053
	TMX Group Ltd.	78,800	2,880,274
	Torex Gold Resources, Inc.	49,388	1,900,690
	Toromont Industries Ltd.	26,833	4,036,291
	Toronto-Dominion Bank (TD CN)	82,072	9,837,985
	Toronto-Dominion Bank (TD US)	130,774	15,682,418
	Total Energy Services, Inc.	31,209	526,065

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Transcontinental, Inc., Class A	48,333	$184,113
#	Trican Well Service Ltd.	104,285	440,395
#	Triple Flag Precious Metals Corp. (TFPM CN)	1,100	31,599
	Triple Flag Precious Metals Corp. (TFPM US)	18,862	542,661
*	Trisura Group Ltd. (TSU CN)	17,381	516,526
	Vecima Networks, Inc.	2,400	22,214
	VersaBank (VBNK US)	3,158	61,076
*††	Victoria Gold Corp./Vancouver	1,006	0
*	Vitalhub Corp.	6,517	31,798
	Wajax Corp.	12,100	280,091
	Wall Financial Corp.	1,000	13,846
#*	Well Health Technologies Corp.	84,882	244,622
*	Wesdome Gold Mines Ltd.	112,895	2,094,660
	West Fraser Timber Co. Ltd. (WFG CN)	23,828	1,543,037
#	West Fraser Timber Co. Ltd. (WFG US)	21,900	1,420,215
*	Western Forest Products, Inc.	1,419	18,302
	Wheaton Precious Metals Corp. (WPM US)	54,450	5,936,683
	Winpak Ltd.	14,100	442,256
	WSP Global, Inc.	28,196	3,444,826
	Yellow Pages Ltd.	3,782	35,318
TOTAL CANADA			469,557,787
CHINA — (0.0%)
	China Gold International Resources Corp. Ltd. (CGG CN)	34,632	764,851
DENMARK — (2.3%)
	AL Sydbank	24,450	2,354,402
	ALK-Abello AS	47,747	1,633,061
#	Alm Brand AS	365,365	960,871
	Ambu AS, Class B	32,397	362,102
*	Bang & Olufsen AS	9,180	13,195
*	Bavarian Nordic AS	28,501	781,264
#	Carlsberg AS, Class B	15,871	2,337,079
#	Chemometec AS	1,441	96,176
	Coloplast AS, Class B	24,858	1,643,853
	Columbus AS	33,734	51,611
		Shares	Value»
DENMARK — (Continued)
	Danske Bank AS	165,759	$9,539,375
*	Demant AS	35,068	1,517,879
#	DSV AS	20,221	4,370,126
	FLSmidth & Co. AS	21,292	1,597,815
*	Genmab AS (GMAB DC)	21,611	6,220,476
#*	GN Store Nord AS	54,203	817,750
	GronlandsBANKEN AS	37	6,324
	H Lundbeck AS (HLUNA DC), Class A	18,301	101,707
	H Lundbeck AS (HLUNB DC)	122,654	784,720
#*	H&H International AS, Class B	5,321	85,004
#*	Huscompagniet AS	1,689	8,967
	ISS AS	67,351	2,985,085
	Jeudan AS	1,158	36,600
	Jyske Bank AS	22,307	3,540,683
#	Matas AS	20,009	278,825
#	MT Hoejgaard Holding AS	299	12,210
#*Ω	Netcompany Group AS	19,321	964,268
*	NKT AS	27,364	3,734,842
	Novo Nordisk AS (NOVOB DC), Class B	584,318	27,639,162
	Novonesis Novozymes B, Class B	95,623	6,227,265
#*	NTG Nordic Transport Group AS, Class A	4,366	171,388
#*Ω	Orsted AS	72,201	1,609,747
	Pandora AS	38,997	4,883,536
	Parken Sport & Entertainment AS	758	23,680
	Per Aarsleff Holding AS	7,791	867,772
	Ringkjoebing Landbobank AS	15,991	4,297,047
	Royal Unibrew AS	19,887	1,491,844
	Schouw & Co. AS	4,880	466,870
	SJF Bank AS	4,968	320,854
	Skjern Bank	267	15,314
#*	Solar AS, Class B	2,453	82,862
	SP Group AS	6,285	460,812
#	Tivoli AS	528	51,237
*	Trifork Group AG	5,690	98,291
	Tryg AS	111,991	2,665,117
	Vestas Wind Systems AS	252,556	6,798,165
*	Zealand Pharma AS	37,046	1,741,506
TOTAL DENMARK			106,748,739

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (2.0%)
	Aktia Bank OYJ	27,365	$379,032
#	Alandsbanken Abp, Class B	263	13,273
	Alma Media OYJ	17,897	280,167
#	Anora Group OYJ	11,768	49,428
	Digia OYJ	6,198	42,847
	Elisa OYJ	40,815	1,646,020
Ω	Enento Group OYJ	8,250	144,167
#	Evli OYJ, Class B	498	14,308
#	Fiskars OYJ Abp	4,668	69,939
	Fortum OYJ	170,022	3,865,239
	F-Secure OYJ	43,507	92,815
#	Harvia OYJ	6,433	306,907
	Hiab OYJ	25,237	1,715,038
	Huhtamaki OYJ	31,634	1,128,165
#	Ilkka OYJ	2,760	12,716
*	Incap OYJ	1,295	10,848
	Kalmar OYJ, Class B	26,891	1,195,809
	Kemira OYJ	52,787	1,036,096
	Kesko OYJ (KESKOA FH), Class A	61,177	1,493,141
#	Kesko OYJ (KESKOB FH), Class B	184,329	4,592,985
	Kone OYJ, Class B	78,056	4,503,593
#	Konecranes OYJ	105,099	3,278,644
	Lassila & Tikanoja OYJ	7,150	55,465
*	Lindex Group OYJ	26,585	70,115
	Lumo Kodit OYJ	20,478	186,030
	Luotea PLC	7,150	15,744
#	Mandatum OYJ	151,337	1,036,837
	Marimekko OYJ	13,127	159,753
#*	Metsa Board OYJ (METSB FH), Class B	10,481	35,536
	Metso OYJ	353,148	6,610,297
	Neste OYJ	124,464	4,410,803
#	NoHo Partners OYJ	1,829	16,056
	Nokia OYJ (NOKIA FH)	375,807	3,473,558
	Nokia OYJ (NOKIA FP)	4,241	38,919
#	Nokian Renkaat OYJ	31,152	548,211
	Nordea Bank Abp (NDA FH)	626,335	12,641,413
	Nordea Bank Abp (NDA SS)	126,848	2,562,038
	Olvi OYJ, Class A	4,637	177,132
	Orion OYJ (ORNAV FH), Class A	10,006	934,099
	Orion OYJ (ORNBV FH), Class B	47,289	4,420,914
	Outokumpu OYJ	194,622	1,172,059
	Pihlajalinna OYJ	7,347	87,049
	Ponsse OYJ	4,654	125,178
	Puuilo OYJ	30,785	607,659
#*	QT Group OYJ	4,743	137,637
	Raisio OYJ, Class V	68,510	203,666
		Shares	Value»
FINLAND — (Continued)
#*	Remedy Entertainment OYJ	787	$14,516
#*	Revenio Group OYJ	7,298	102,871
	Sampo OYJ, Class A	671,673	7,428,481
	Sanoma OYJ	36,259	370,232
	Scanfil OYJ	6,480	85,838
	Stora Enso OYJ, Class R	218,862	2,516,817
	Taaleri PLC	5,611	46,894
#Ω	Terveystalo OYJ	98,096	855,565
	Tieto OYJ	43,781	937,099
#	Tokmanni Group Corp.	19,181	161,656
	UPM-Kymmene OYJ	77,581	2,110,652
	Vaisala OYJ, Class A	13,918	882,594
#	Valmet OYJ	51,181	1,543,252
#	Verkkokauppa.com OYJ	4,172	16,945
	Wartsila OYJ Abp	235,487	7,985,908
TOTAL FINLAND			90,656,665
FRANCE — (7.5%)
*	74Software SA	6,795	297,934
#	Aeroports de Paris SA	13,651	1,892,105
	Airbus SE	76,374	17,929,445
	AKWEL SADIR	1,240	9,441
*	Alstom SA	120,552	2,233,337
	Altamir	583	16,142
	Alten SA	10,469	910,418
Ω	Amundi SA	28,934	3,161,603
	Arkema SA	19,150	1,304,356
	Assystem SA	1,932	93,540
	Aubay	2,618	167,291
	AXA SA	200,919	10,413,552
Ω	Ayvens SA	162,534	2,190,587
#*	Bastide le Confort Medical	1,152	31,111
	Beneteau SACA	11,429	79,473
	BioMerieux	12,372	986,147
	BNP Paribas SA	110,305	14,016,301
	Boiron SA	1,876	59,389
#	Bollore SE	304,029	1,357,761
	Bouygues SA	70,596	3,976,655
	Bureau Veritas SA	129,551	4,144,340
	Capgemini SE	20,757	2,467,192
	Carrefour SA	300,378	5,512,530
	CBo Territoria	19,983	90,031
*	Cegedim SA	1,413	16,413
	Cie des Alpes	7,941	187,094
*	Clariane SE	14,127	65,153
	Coface SA	53,480	976,118
	Credit Agricole SA	185,981	4,155,830
	Danone SA	40,271	3,132,523
	Dassault Aviation SA	2,624	906,460
	Dassault Systemes SE	49,415	1,149,640
	Derichebourg SA	35,040	377,241

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Edenred SE	28,468	$937,302
	Eiffage SA	35,554	5,053,274
	Electricite de Strasbourg SA	247	46,544
#Ω	Elior Group SA	20,863	51,109
	Elis SA	35,128	1,007,608
*	Emeis SA	11,065	186,772
	EssilorLuxottica SA	13,115	2,482,955
	Eurazeo SE	19,519	1,073,262
	Eurofins Scientific SE	32,355	2,551,539
Ω	Euronext NV	14,296	2,613,964
	Exosens SAS	3,845	255,099
#	FDJ UNITED	59,697	1,510,452
*	Figeac Aero	2,951	37,261
	Fnac Darty SA (FNAC FP)	3,415	136,096
*	Forvia SE (1EO IM)	2,574	27,328
*	Forvia SE (FRVIA FP)	30,030	310,238
	Gaztransport Et Technigaz SA	26,974	6,096,641
	Getlink SE	22,978	490,184
	GL Events SACA	4,130	150,298
	Groupe Crit SA	1,898	117,233
	Hermes International SCA	7,522	13,328,032
*	ID Logistics Group SACA	904	376,568
	Imerys SA	931	25,349
	Infotel SA	2,890	139,831
	Interparfums SA	1,726	48,995
	Ipsen SA	19,303	3,729,830
	IPSOS SA	18,582	767,711
#	Jacquet Metals SACA	6,987	170,991
	JCDecaux SE	31,601	827,855
	Kaufman & Broad SA	13,307	389,672
	Kering SA	3,438	1,134,792
	Laurent-Perrier	972	96,446
	Legrand SA	45,838	6,968,715
	Linedata Services	233	11,867
	LISI SA	2,079	152,691
	LNA Sante SA	321	12,865
	L'Oreal SA	50,782	22,618,059
	Lumibird	531	16,289
	LVMH Moet Hennessy Louis Vuitton SE	50,990	28,000,392
*Ω	Maisons du Monde SA	2,137	408
	Manitou BF SA	4,749	121,253
#	Metropole Television SA	16,917	236,662
	Neurones	671	29,514
	Nexans SA	15,855	2,415,055
#*	Nexity SA	17,975	146,812
	North Atlantic Energies	1,390	107,040
	Oeneo SA	5,443	57,503
	Opmobility	7,607	112,963
		Shares	Value»
FRANCE — (Continued)
	Orange SA (ORA FP)	783,264	$14,961,653
	Pernod Ricard SA	42,042	3,276,471
*	Pierre Et Vacances SA	19,662	42,567
	Publicis Groupe SA (PUB FP)	71,942	7,678,406
	Quadient SA	6,681	104,699
	Remy Cointreau SA	11,218	626,622
	Renault SA	67,135	2,119,872
	Rexel SA	127,326	5,283,481
	Robertet SA	361	332,339
	Rubis SCA	41,180	1,591,919
	SA d'Explosifs et de Produits Chimiques	146	44,541
	Safran SA	54,414	21,383,684
	Sanofi SA (SAN FP)	114,758	9,882,001
	Sartorius Stedim Biotech	3,764	727,732
	Schneider Electric SE (0NWV LI)	278	94,375
	Schneider Electric SE (SU FP)	76,986	25,866,164
	SCOR SE	111,660	4,417,398
	SEB SA	1,370	92,275
	SES SA	96,568	641,096
*Ω	SMCP SA	17,880	137,724
	Societe BIC SA	5,913	463,613
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	447	72,290
	Societe Generale SA	190,730	17,927,980
	Sopra Steria Group	7,185	1,525,102
	SPIE SA	73,694	3,963,317
	Stef SA	917	143,552
#	Sword Group	3,554	128,649
	Synergie SE	4,886	166,138
	Technip Energies NV	88,987	3,077,769
	Teleperformance SE	5,024	399,710
#	Television Francaise 1 SA	24,424	200,221
	Thales SA	18,857	5,368,219
#	Thermador Groupe	3,288	287,372
#	Tikehau Capital SCA	14,025	257,153
	Trigano SA	3,683	643,343
#*	Ubisoft Entertainment SA	22,927	151,678
	Valeo SE	51,001	882,414
*	Vallourec SACA	86,392	2,083,005
	Veolia Environnement SA (VIE FP)	22,099	879,393
	Vetoquinol SA	1,092	91,951
	VIEL & Cie SA	5,994	131,044
	Vinci SA	79,513	11,226,658
	Virbac SACA	1,427	555,684
*	Viridien	5,858	629,909
	Vivendi SE	17,376	32,067
#*	Voltalia SA	10,463	84,467

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Vusion	1,226	$184,281
#	Wavestone	3,903	146,322
TOTAL FRANCE			342,494,792
GERMANY — (6.8%)
*	7C Solarparken AG	22,667	44,531
	Adesso SE	604	40,887
	adidas AG	35,387	6,547,410
	Adtran Networks SE	3,114	83,314
	AIXTRON SE	14,520	612,471
	All for One Group SE	658	51,487
	Allgeier SE	3,172	61,096
	Allianz SE (ALV GR)	37,331	18,594,642
	Alzchem Group AG	989	176,265
	Aroundtown SA	211,706	532,522
	Atoss Software SE	3,278	319,345
Ω	Aumann AG	1,542	24,739
*	Aumovio SE	15,062	695,458
	Aurubis AG	16,913	3,558,864
	Basler AG	1,078	31,163
	Bayerische Motoren Werke AG	64,859	4,445,659
#*	BayWa AG (BYW6 GR)	21,057	66,212
	Bechtle AG	28,299	1,185,045
#	Beiersdorf AG	28,766	2,672,104
	Bijou Brigitte AG	991	54,952
	Bilfinger SE	14,410	1,378,114
#	Borussia Dortmund GmbH & Co. KGaA	25,391	88,826
*	BRANICKS Group AG	7,435	8,082
	Brenntag SE	50,130	3,534,991
*Ω	Brockhaus Technologies AG	667	15,702
	CANCOM SE (COK GR)	10,650	294,490
#	Carl Zeiss Meditec AG	3,349	118,010
*	Ceconomy AG	74,997	367,895
	Cewe Stiftung & Co. KGaA	3,319	367,600
	Commerzbank AG	201,256	8,777,559
	Continental AG	30,124	2,505,210
#	CTS Eventim AG & Co. KGaA	21,929	1,479,567
#	Daimler Truck Holding AG	164,096	9,281,379
	Deutsche Bank AG (DB US)	41,253	1,513,985
	Deutsche Bank AG (DBK GR)	177,722	6,541,232
#	Deutsche Beteiligungs AG	5,305	129,738
	Deutsche Boerse AG	34,209	10,304,338
	Deutsche EuroShop AG	2,597	55,223
		Shares	Value»
GERMANY — (Continued)
#*Ω	Deutsche Pfandbriefbank AG	48,242	$190,583
	Deutsche Post AG	167,439	11,185,219
	Deutsche Telekom AG (DTE GR)	337,881	10,427,337
	Deutsche Wohnen SE	9,457	201,970
#	Deutz AG	31,499	359,407
	Draegerwerk AG & Co. KGaA	1,079	103,896
	Duerr AG	18,847	389,149
Ω	DWS Group GmbH & Co. KGaA	19,199	1,619,408
	E.ON SE	924,938	19,926,179
	Eckert & Ziegler SE	19,282	303,382
	Elmos Semiconductor SE	2,105	355,710
	ElringKlinger AG	8,425	47,167
#	Energiekontor AG	2,005	79,241
	Evonik Industries AG	77,337	1,564,503
#*	Evotec SE	10,829	42,595
#	Fielmann Group AG	10,618	497,679
	flatexDEGIRO SE	39,205	1,650,730
	Fraport AG Frankfurt Airport Services Worldwide	13,920	1,087,460
	Freenet AG	63,008	1,770,590
	Fresenius Medical Care AG (FME GR)	33,555	1,722,104
	Fresenius SE & Co. KGaA	51,589	2,651,531
	Friedrich Vorwerk Group SE	5,075	385,474
	FUCHS SE	23,091	921,803
	GEA Group AG	92,131	6,545,124
	Gesco SE	3,348	51,878
	GFT Technologies SE	5,933	156,552
#	Grand City Properties SA	4,823	54,045
#*	Heidelberger Druckmaschinen AG	55,987	87,499
	Henkel AG & Co. KGaA	24,186	1,981,807
	Hensoldt AG	31,248	2,870,406
	Hornbach Holding AG & Co. KGaA	4,368	420,788
#*	Hugo Boss AG	20,367	890,127
	Indus Holding AG	5,070	185,875
	Infineon Technologies AG (IFX GR)	164,614	11,813,282
#	Init Innovation in Traffic Systems SE	961	52,486
Ω	Instone Real Estate Group SE	5,461	48,405
*	IONOS Group SE	13,667	498,210

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	IVU Traffic Technologies AG	4,593	$122,167
	Jenoptik AG	17,556	760,633
Ω	JOST Werke SE	6,656	445,213
#	K&S AG	17,272	289,704
	KION Group AG	25,845	1,169,550
	Knorr-Bremse AG	38,603	4,591,275
	Kontron AG	15,395	397,827
	Krones AG	7,777	1,002,267
	KWS Saat SE & Co. KGaA	4,116	340,601
	Lanxess AG	2,916	55,700
*	LPKF Laser & Electronics SE	1,847	30,662
	Mercedes-Benz Group AG	107,014	5,786,156
	Merck KGaA	12,834	2,121,052
	MLP SE	28,411	253,462
#	MTU Aero Engines AG	21,563	9,040,894
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,284	10,382,490
#	Mutares SE & Co. KGaA	6,347	195,497
	Nagarro SE	3,351	296,105
	Nemetschek SE	18,875	1,272,264
*	Nordex SE	55,299	2,470,740
#	Norma Group SE	3,558	75,030
*	Pentixapharm Holding AG	8,642	18,947
	Pfeiffer Vacuum Technology AG	674	127,418
#	ProSiebenSat.1 Media SE	11,543	48,303
#*	Puma SE (PUM GR)	27,241	868,984
*	PVA TePla AG	4,264	163,797
*	Q Beyond Ag Konv Namens Aktien	7,068	28,695
	Qiagen NV QGEN US	44,586	1,845,842
#	Qiagen NV QIA GR	13,328	548,451
	Rational AG	2,425	1,888,000
	RENK Group AG	27,398	1,520,493
	Rheinmetall AG	7,601	10,048,131
#	RTL Group SA	11,664	436,662
	SAF-Holland SE	6,396	159,894
	SAP SE (SAP GR)	80,690	14,790,083
	Schaeffler AG	59,331	489,046
Ω	Scout24 SE	27,513	2,358,789
	Secunet Security Networks AG	525	108,662
*	SFC Energy AG, Class BR	1,752	40,730
	Siemens AG (SIE GR)	74,214	24,315,947
*	Siemens Energy AG	113,773	19,437,317
		Shares	Value»
GERMANY — (Continued)
#Ω	Siemens Healthineers AG	70,210	$2,989,864
#	Sixt SE	6,661	551,397
#*	SMA Solar Technology AG	1,004	61,602
	Stabilus SE	2,015	33,522
	STRATEC SE	2,145	48,559
#	Stroeer SE & Co. KGaA	12,267	561,518
	Surteco Group SE	634	6,182
	SUSS MicroTec SE	7,013	607,107
	Symrise AG	33,215	3,408,523
*	Talanx AG	26,514	3,524,097
	Technotrans SE	1,764	63,446
	Traton SE	2,938	138,119
	United Internet AG	39,002	1,065,461
*	Verbio SE	9,842	328,493
	Volkswagen AG	8,929	783,983
#	Vonovia SE	56,435	1,369,149
#	Vossloh AG	2,950	198,828
*	Wacker Chemie AG	3,208	328,577
	Wacker Neuson SE	12,495	315,618
	Washtec AG	4,132	185,860
*	Westwing Group SE	1,868	28,791
	Wuestenrot & Wuerttembergische AG	8,961	151,006
#*Ω	Zalando SE	83,184	2,713,062
	Zeal Network SE	1,932	96,786
TOTAL GERMANY			309,602,738
HONG KONG — (0.8%)
	Aeon Credit Service Asia Co. Ltd.	18,000	20,296
	AIA Group Ltd.	1,171,600	11,810,771
	Analogue Holdings Ltd.	192,000	23,222
	APAC Resources Ltd. 1104 HK	80,000	16,171
	ASMPT Ltd.	48,400	928,775
	Bank of East Asia Ltd.	140,200	297,824
	Best Mart 360 Holdings Ltd.	90,000	18,782
*	Bitfire Group Holdings Ltd.	24,000	5,546
	BOC Hong Kong Holdings Ltd.	282,000	1,875,317
#Ω	Budweiser Brewing Co. APAC Ltd.	300,300	251,565
	Build King Holdings Ltd.	110,000	20,604
#*	China Star Entertainment Ltd.	130,000	113,568
	Chow Sang Sang Holdings International Ltd.	138,000	204,712

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CK Asset Holdings Ltd.	159,823	$973,485
	C-Mer Medical Holdings Ltd.	124,000	14,681
#††	Convoy, Inc.	528,000	2,107
	Cowell e Holdings, Inc.	43,000	113,114
Ω	Crystal International Group Ltd.	82,500	68,016
*	CSC Holdings Ltd.	12,550,000	33,801
	CTF Services Ltd.	438,583	458,533
#*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	112,800	216,736
	Dah Sing Financial Holdings Ltd.	54,000	343,051
#*	Deep Source Holdings Ltd.	2,610,000	173,510
	Dickson Concepts International Ltd.	63,000	52,371
	Emperor Watch & Jewellery Ltd.	1,350,000	47,149
*Ω	FIT Hon Teng Ltd.	158,000	94,514
	FSE Lifestyle Services Ltd.	50,000	33,474
	Giordano International Ltd.	320,000	57,097
	Glorious Sun Enterprises Ltd.	129,000	22,031
	Great Eagle Holdings Ltd.	45,693	92,487
	G-Resources Group Ltd.	130,050	133,779
	Guoco Group Ltd.	6,000	53,749
#	Guotai Junan International Holdings Ltd.	985,000	261,247
	Hang Lung Group Ltd.	155,000	272,815
	Hang Lung Properties Ltd.	14,000	13,011
*	HK AI Capital Ltd.	468,000	5,827
	HKT Trust & HKT Ltd.	411,000	695,760
	Hong Kong Ferry Holdings Co. Ltd.	92,000	56,931
*	Hongkong & Shanghai Hotels Ltd.	12,500	9,523
	Hysan Development Co. Ltd.	90,000	214,013
	IGG, Inc.	298,000	126,890
Ω	Impro Precision Industries Ltd.	135,000	124,677
	Johnson Electric Holdings Ltd.	144,000	341,597
#	K Wah International Holdings Ltd.	383,000	101,134
		Shares	Value»
HONG KONG — (Continued)
	Kerry Properties Ltd.	221,500	$552,665
	KLN Logistics Group Ltd.	94,500	72,142
	Luk Fook Holdings International Ltd.	155,000	485,873
#	Man Wah Holdings Ltd.	430,400	172,852
#*	Melco International Development Ltd.	160,000	75,111
	MGM China Holdings Ltd.	158,000	228,695
	Midland Holdings Ltd.	251,026	72,263
	Miramar Hotel & Investment	17,000	21,601
	Modern Dental Group Ltd.	116,000	113,756
#*	New World Development Co. Ltd.	246,000	215,880
*††	NewOcean Energy Holdings Ltd.	550,000	0
	Oriental Watch Holdings	210,476	88,291
	PAX Global Technology Ltd.	301,000	151,349
	Pico Far East Holdings Ltd.	406,000	116,461
	Plover Bay Technologies Ltd.	80,000	85,031
	PRADA SpA	251,200	1,379,742
	Sa Sa International Holdings Ltd.	166,000	19,514
Ω	Samsonite Group SA	735,300	1,323,218
	Sands China Ltd.	182,800	342,805
	Singamas Container Holdings Ltd.	542,000	31,126
	Sino Land Co. Ltd.	457,822	623,572
#*	SJM Holdings Ltd.	552,000	111,865
*	Solomon Systech International Ltd.	330,000	11,361
	Stella International Holdings Ltd.	75,000	139,382
	Sun Hung Kai Properties Ltd.	157,707	2,475,188
	Sundart Holdings Ltd.	134,000	10,606
	Swire Pacific Ltd. (19 HK), Class A	62,000	787,363
	Swire Pacific Ltd. (87 HK), Class B	112,500	214,515
	Swire Properties Ltd.	83,600	254,610
	Tai Hing Group Holdings Ltd.	93,000	13,989
	Techtronic Industries Co. Ltd.	268,000	4,502,388
	Town Health International Medical Group Ltd.	500,000	13,805

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Tradelink Electronic Commerce Ltd.	224,000	$32,897
#	Viva Goods Co. Ltd.	1,016,000	44,756
#*	Vobile Group Ltd.	174,000	55,058
	VSTECS Holdings Ltd.	186,400	222,901
#	VTech Holdings Ltd.	41,500	273,596
	Wharf Real Estate Investment Co. Ltd.	229,000	774,475
	Wynn Macau Ltd.	276,400	200,364
#*	Yunfeng Financial Group Ltd.	28,000	5,747
*	ZO Future Group	54,000	12,472
TOTAL HONG KONG			37,123,548
IRELAND — (0.6%)
	AIB Group PLC	783,658	9,320,529
	Bank of Ireland Group PLC	414,757	8,709,852
	Cairn Homes PLC	358,413	1,009,036
	FBD Holdings PLC (FBD ID)	14,225	286,078
	Glanbia PLC (GLB ID)	53,426	1,418,368
*Ω	Glenveagh Properties PLC	287,995	796,087
	Kerry Group PLC (KYGA ID), Class A	15,429	1,473,000
	Kingspan Group PLC (KSP ID)	42,615	3,960,798
	Permanent TSB Group Holdings PLC	6,807	23,272
TOTAL IRELAND			26,997,020
ISRAEL — (1.1%)
*	Abra Information Technologies Ltd.	16,331	23,251
	Ackerstein Group Ltd.	1,931	5,783
	Afcon Holdings Ltd.	125	24,528
*	AFI Properties Ltd.	4,454	279,676
	Africa Israel Residences Ltd.	2,276	161,409
*	Airport City Ltd.	14,828	267,122
	Albaad Massuot Yitzhak Ltd.	1,115	10,948
*	Allot Ltd.	3,629	27,591
#	Alony Hetz Properties & Investments Ltd.	24,439	253,801
	Altshuler Shaham Finance Ltd.	23,843	49,846
	Amos Luzon Development & Energy Group Ltd.	25,438	38,557
	Arad Ltd.	4,385	74,286
*	Argo Properties NV	3,398	140,849
		Shares	Value»
ISRAEL — (Continued)
#	Ari Real Estate Arena Investment Ltd.	19,579	$29,109
*	Ashdod Refinery Ltd.	1,321	50,651
	Ashtrom Group Ltd.	11,089	227,292
	AudioCodes Ltd. (AUDC IT)	772	7,211
	AudioCodes Ltd. (AUDC US)	5,736	54,951
	Aura Investments Ltd.	53,611	280,024
#	Automatic Bank Services Ltd.	3,721	27,124
	Ayalon Holdings Ltd.	2,054	94,658
#	Azorim-Investment Development & Construction Co. Ltd.	17,797	83,809
	Azrieli Group Ltd.	1,558	205,674
	Bank Hapoalim BM	107,577	2,611,750
	Bank Leumi Le-Israel BM	186,472	4,406,020
*	Baran Group Ltd.	1,538	12,077
#*	Bet Shemesh Engines Holdings 1997 Ltd.	2,202	597,832
	Big Shopping Centers Ltd.	1,996	448,597
	Blue Square Real Estate Ltd.	1,661	174,579
*	Camtek Ltd.	2,226	307,805
	Carasso Motors Ltd.	14,778	147,757
*	Carasso Real Estate Ltd.	1,280	13,789
	Castro Model Ltd.	442	21,175
*	Cielo-Blu Group Ltd.	22,037	21,585
	Clal Insurance Enterprises Holdings Ltd.	31,127	2,355,617
*	Compugen Ltd.	14,192	31,930
	Danel Adir Yeoshua Ltd.	1,772	249,205
	Danya Cebus Ltd.	3,427	131,575
	Delta Galil Ltd.	4,359	251,998
	Delta Israel Brands Ltd.	1,130	42,309
	Diplomat Holdings Ltd.	1,548	24,023
	Direct Finance of Direct Group 2006 Ltd.	450	93,235
	Dor Alon Energy in Israel 1988 Ltd.	1,328	80,545
*	Doral Group Renewable Energy Resources Ltd.	33,954	765,155
#*	Duniec Brothers Ltd.	384	31,620
	Elbit Systems Ltd. (ESLT US)	1,786	1,444,249

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Electra Consumer Products 1970 Ltd.	5,432	$127,697
	Electra Ltd.	18,160	707,160
#*	Ellomay Capital Ltd.	1,680	33,178
	Energix-Renewable Energies Ltd.	72,572	525,892
*	Enlight Renewable Energy Ltd. (ENLT IT)	20,678	1,754,935
*	Enlight Renewable Energy Ltd. (ENLT US)	3,251	274,579
	First International Bank of Israel Ltd.	8,738	674,780
	FMS Enterprises Migun Ltd.	1,725	109,326
	Formula Systems 1985 Ltd. (FORTY IT)	2,753	290,315
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	1,495	156,033
	Fox Wizel Ltd.	3,070	304,292
*	Gilat Satellite Networks Ltd.	14,276	157,235
#	Hagag Group Real Estate Development	18,978	134,639
	Harel Insurance Investments & Financial Services Ltd.	25,516	1,462,771
	Hilan Ltd.	6,324	453,252
	Hiper Global Ltd.	5,670	53,792
	ICL Group Ltd.	50,134	256,188
	IDI Insurance Co. Ltd.	4,267	336,983
*	IES Holdings Ltd.	374	93,504
	Israel Canada TR Ltd.	48,056	245,483
	Israel Discount Bank Ltd., Class A	79,456	829,242
#	Israel Shipyards Industries Ltd.	1,109	41,693
#*	Israir Group Ltd.	35,939	16,097
	Isras Investment Co. Ltd.	466	128,830
	Kamada Ltd. (KMDA IT)	4,386	31,832
*	Kvutzat Acro Ltd.	7,991	107,269
	Land Development Nimrodi Group Ltd.	7,139	93,114
	Lapidoth Capital Ltd.	2,897	76,333
	Libra Insurance Co. Ltd.	6,801	48,133
	M Yochananof & Sons Ltd.	2,246	256,940
		Shares	Value»
ISRAEL — (Continued)
*	Malam-Team Holding Ltd.	1,276	$56,198
	Matrix IT Ltd.	11,895	336,633
	Matrix IT Ltd. MTRX IT	13,214	374,424
	Max Stock Ltd.	18,928	215,855
	Mediterranean Towers Ltd.	19,996	98,263
	Mega Or Holdings Ltd.	6,006	975,483
	Meitav Investment House Ltd.	9,820	424,903
	MENIF - Financial Services Ltd.	9,819	74,261
	Menora Mivtachim Holdings Ltd.	10,469	1,637,078
	Meshulam Levinstein Contracting & Engineering Ltd.	666	83,227
*	Migdal Insurance & Financial Holdings Ltd.	54,177	307,738
	Mivne Real Estate KD Ltd.	149,167	658,243
#	Mivtach Shamir Holdings Ltd.	800	112,322
	Mizrahi Tefahot Bank Ltd.	11,132	828,422
	Nawi Group Ltd.	3,426	51,545
*	Nayax Ltd.	1,869	126,841
	Neto Malinda Trading Ltd.	3,471	160,088
*	Neto ME Holdings Ltd.	305	21,949
	Next Vision Stabilized Systems Ltd.	13,497	1,049,206
*	Nice Ltd. (NICE IT)	528	51,447
#*	Nice Ltd. (NICE US), Sponsored ADR	4,410	435,664
#*	Nova Ltd. (NVMI US)	1,055	412,368
	Oil Refineries Ltd.	842,454	537,393
#	One Software Technologies Ltd.	19,166	410,958
#*	OY Nofar Energy Ltd.	6,958	409,120
#	Palram Industries 1990 Ltd.	5,815	78,180
	Partner Communications Co. Ltd.	65,428	804,573
	Paz Retail & Energy Ltd.	6,410	1,809,713
*	Perion Network Ltd.	11,494	109,049
	Phoenix Financial Ltd.	77,440	4,342,020
	Plasson Industries Ltd.	847	44,476

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Polyram Plastic Industries Ltd.	14,681	$39,121
#	Prashkovsky Investments & Construction Ltd.	2,513	109,158
#	Qualitau Ltd.	1,731	284,013
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	428,385
	Rani Zim Shopping Centers Ltd.	20,347	31,396
*	Rapac Communication & Infrastructure Ltd.	1,869	51,902
#*	Retailors Ltd.	1,186	9,036
	Sano-Brunos Enterprises Ltd.	805	92,001
	Scope Metals Group Ltd.	3,137	297,926
	Shufersal Ltd.	76,432	1,093,332
	Summit Real Estate Holdings Ltd.	15,155	247,562
#*	Tadiran Group Ltd.	1,128	69,580
#*	TAT Technologies Ltd.	916	37,631
	Telsys Ltd.	1,322	149,765
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	37,384	1,330,094
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	59,061	2,067,726
	Tiv Taam Holdings 1 Ltd.	19,549	73,747
	Turpaz Industries Ltd.	13,251	278,247
#*	Veridis Environment Ltd.	4,021	66,342
	Victory Supermarket Chain Ltd.	2,615	39,189
	Villar International Ltd.	853	48,336
	YD More Investments Ltd.	9,397	130,906
	YH Dimri Construction & Development Ltd.	2,970	350,330
TOTAL ISRAEL			50,827,459
ITALY — (2.8%)
	A2A SpA	307,439	803,087
	ACEA SpA	27,501	668,256
#	Aeroporto Guglielmo Marconi Di Bologna SpA	974	10,891
	Amplifon SpA	7,609	106,520
		Shares	Value»
ITALY — (Continued)
	Ariston Holding NV	18,495	$77,563
	Arnoldo Mondadori Editore SpA	81,401	197,080
	Ascopiave SpA	41,478	129,034
#	Avio SpA	617	20,755
	Azimut Holding SpA	69,440	2,949,461
	B&C Speakers SpA	956	12,223
	Banca Generali SpA	29,500	2,228,640
#	Banca IFIS SpA	10,903	185,653
	Banca Mediolanum SpA	99,397	2,663,338
#*Ω	Banca Sistema SpA	11,045	20,114
	BasicNet SpA	14,461	102,725
	BPER Banca SpA	553,181	8,988,751
#	Brunello Cucinelli SpA	13,427	1,369,289
#	Cairo Communication SpA	29,771	80,570
	Cembre SpA	670	63,217
#*	CIR SpA-Compagnie Industriali	136,243	112,798
	Comer Industries SpA	320	18,566
	Credito Emiliano SpA	22,111	486,212
	Danieli & C Officine Meccaniche SpA (DAN IM)	1,555	116,767
	Danieli & C Officine Meccaniche SpA (DANR IM)	4,125	212,086
#	Davide Campari-Milano NV	215,140	1,465,257
	De' Longhi SpA	18,601	873,118
Ω	Enav SpA	41,833	244,306
	Enel SpA	867,505	9,797,079
	ERG SpA	18,489	469,340
	Esprinet SpA	17,273	141,437
	Ferrari NV (RACE IM)	8,345	3,281,431
#	Ferrari NV (RACE US)	11,040	4,348,325
#	Ferretti SpA	34,012	113,354
	Fila SpA	7,599	82,250
*	Fincantieri SpA	7,617	119,731
#	FinecoBank Banca Fineco SpA	345,969	9,478,461
	FNM SpA	22,102	11,670
	Garofalo Health Care SpA	7,725	50,310
	Gefran SpA	856	10,784
#	GPI SpA	2,000	31,690
	Hera SpA	510,606	2,228,897
*	IMMSI SpA	75,654	46,072
#	Intercos SpA	16,815	259,411
	Interpump Group SpA	12,616	507,884
#	Intesa Sanpaolo SpA	1,637,328	12,377,060
	Italgas SpA	286,718	2,956,731
	Italmobiliare SpA	5,708	171,936
	Iveco Group NV	34,557	554,104
	Leonardo SpA	48,967	3,120,888

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Lottomatica Group SpA	73,320	$1,982,144
	LU-VE SpA	1,230	80,909
	Maire SpA	82,336	1,230,461
#	MARR SpA	11,918	87,644
	MFE-MediaForEurope NV, Class A	89,106	274,555
#	MFE-MediaForEurope NV (MFEA IM), Class A	49,215	149,577
	Moncler SpA	103,677	5,897,018
Ω	OVS SpA	100,260	724,775
	Pharmanutra SpA	1,858	178,392
#	Piaggio & C SpA	17,582	39,435
	Prysmian SpA	45,612	6,294,145
	Reply SpA	6,752	856,841
#*	Revo Insurance SpA	2,154	63,969
#	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	65,482
*	Safilo Group SpA	87,662	167,322
#	Saipem SpA	1,135,846	5,510,496
*	Salvatore Ferragamo SpA	8,680	102,019
#	Sanlorenzo SpA	6,170	270,266
	Sesa SpA	4,115	439,536
	Snam SpA	321,461	2,179,768
	SOL SpA	17,027	1,115,847
*	Stellantis NV (STLA US)	97,814	563,409
#*	Stellantis NV (STLA UX)	251,739	1,450,017
Ω	Technogym SpA	54,150	847,202
*	Telecom Italia SpA	770,261	6,540,944
	Tenaris SA (TEN IM)	47,641	1,366,802
	Tenaris SA (TS US), ADR	10,559	605,347
#	Terna - Rete Elettrica Nazionale	188,559	2,161,664
#*	TREVI - Finanziaria Industriale SpA	7,478	39,529
	TXT e-solutions SpA	4,111	219,693
	UniCredit SpA	84,547	7,973,782
	Unipol Assicurazioni SpA	149,207	4,668,600
#	Webuild SpA	93,202	241,956
TOTAL ITALY			128,754,668
JAPAN — (19.5%)
	& ST HD Co. Ltd.	12,400	263,083
	&Do Holdings Co. Ltd.	2,700	15,812
	A&D HOLON Holdings Co. Ltd.	8,800	163,569
	AB & Company Co. Ltd.	3,400	29,120
	ABC-Mart, Inc.	34,400	588,610
		Shares	Value»
JAPAN — (Continued)
	Achilles Corp.	6,500	$52,445
	Acom Co. Ltd.	98,800	294,131
	AD Works Group Co. Ltd.	19,300	49,246
	ADEKA Corp.	42,500	1,037,306
#	Ad-sol Nissin Corp.	7,800	73,547
	Advantest Corp.	127,000	25,092,907
	Aeon Co. Ltd.	337,962	2,899,619
#	Aeon Fantasy Co. Ltd.	2,500	43,287
	AEON Financial Service Co. Ltd.	16,200	159,281
#	Aeon Hokkaido Corp.	15,400	81,619
#	Aeon Kyushu Co. Ltd.	1,900	33,775
	Ai Holdings Corp.	9,300	171,278
	Aica Kogyo Co. Ltd.	19,600	451,903
	Aichi Corp.	13,000	117,721
	Aichi Steel Corp.	24,200	444,001
	Aichi Tokei Denki Co. Ltd.	2,000	34,935
	Aida Engineering Ltd.	14,500	107,811
	Ain Holdings, Inc.	7,700	284,248
	Aiphone Co. Ltd.	3,600	63,524
	Air Water, Inc.	43,100	675,955
#	Airman Corp.	9,300	147,383
	Aisan Industry Co. Ltd.	14,500	216,364
	Aisin Corp.	75,200	1,036,760
#	AIT Corp.	8,400	123,758
	Akatsuki Corp.	10,000	37,545
	Akatsuki, Inc.	4,300	82,123
#*	Akebono Brake Industry Co. Ltd.	28,300	19,381
	Akita Bank Ltd.	4,200	189,514
#	Albis Co. Ltd.	3,200	51,031
	Alconix Corp.	8,400	135,926
	Alfresa Holdings Corp.	69,600	1,009,548
#	Alpen Co. Ltd.	3,800	52,835
	Alpha Systems, Inc.	3,400	70,037
	AlphaPolis Co. Ltd.	2,000	13,291
	Alps Alpine Co. Ltd.	54,716	749,497
	Altech Corp.	27,500	142,124
	Amada Co. Ltd.	114,800	1,969,526
	Amano Corp.	22,200	537,770
	Amiya Corp.	1,200	32,658
#	Amiyaki Tei Co. Ltd.	4,800	40,929
#	Amvis Holdings, Inc.	14,700	35,183
#	Anabuki Kosan, Inc.	2,300	32,768
	Anest Iwata Corp.	17,000	191,103
#	Anicom Holdings, Inc.	27,471	206,030
	Anrakutei Co. Ltd.	800	19,046
	Anycolor, Inc.	8,400	138,228
	Aoyama Trading Co. Ltd.	26,700	125,535
#	Aoyama Zaisan Networks Co. Ltd.	15,000	119,591
	Aozora Bank Ltd.	23,700	449,724
	Arata Corp.	12,400	202,958

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ARCLANDS Corp.	9,819	$117,931
	ARE Holdings, Inc.	41,100	790,858
	Arealink Co. Ltd.	21,600	134,253
*	Arent, Inc.	1,000	27,883
	Argo Graphics, Inc.	24,400	208,251
	Arisawa Manufacturing Co. Ltd.	2,900	43,756
	Artience Co. Ltd.	22,000	609,505
#	Artner Co. Ltd.	9,000	53,691
	As One Corp.	29,000	436,972
#	Asahi Diamond Industrial Co. Ltd.	10,800	73,721
	Asahi Group Holdings Ltd.	272,897	2,848,006
	Asahi Kasei Corp.	484,600	5,173,077
	Asahi Kogyosha Co. Ltd.	11,200	264,717
	Asahi Net, Inc.	5,900	23,452
	Asahi Printing Co. Ltd.	1,900	10,525
	Asahi Yukizai Corp.	4,600	173,826
	Asanuma Corp.	25,000	135,642
	Asics Corp.	160,400	4,729,301
	ASKA Pharmaceutical Holdings Co. Ltd.	3,600	48,285
	Astellas Pharma, Inc.	429,200	5,894,977
	Astena Holdings Co. Ltd.	14,100	44,488
	Atrae, Inc.	8,500	45,836
#*	Atsugi Co. Ltd.	3,000	20,381
#*	Aucnet, Inc.	25,600	213,292
	Autobacs Seven Co. Ltd.	30,200	294,400
	Aval Data Corp.	1,300	25,192
#	Avant Group Corp.	12,800	101,646
	Axial Retailing, Inc.	16,800	133,590
	Azbil Corp.	162,100	1,678,548
#	AZ-COM MARUWA Holdings, Inc.	14,300	82,563
#	AZOOM Co. Ltd.	1,800	52,460
	Bandai Namco Holdings, Inc.	107,900	3,125,779
	Bando Chemical Industries Ltd.	8,500	128,235
#*	Bank of Innovation, Inc.	900	27,808
	Bank of Saga Ltd.	3,300	114,783
#	Base Co. Ltd.	4,900	98,521
#	baudroie, Inc.	3,600	64,839
	BayCurrent, Inc.	73,500	3,315,151
#	Beauty Garage, Inc.	3,800	33,083
#	Belc Co. Ltd.	4,700	197,073
	Bell System24 Holdings, Inc.	10,100	86,552
#	Bell-Park Co. Ltd.	1,400	25,317
	Belluna Co. Ltd.	13,273	89,196
#	Bewith, Inc.	2,200	22,173
		Shares	Value»
JAPAN — (Continued)
	Bic Camera, Inc.	34,600	$378,492
	BIPROGY, Inc.	39,200	1,202,947
	B-Lot Co. Ltd.	2,000	18,167
	Blue Zones Holdings Co. Ltd.	45,500	510,714
	BML, Inc.	6,708	150,454
#	Bookoff Group Holdings Ltd.	2,900	51,088
	Broadleaf Co. Ltd.	41,200	113,856
	Brother Industries Ltd.	44,600	1,110,682
#	Buffalo, Inc.	3,400	58,357
	Bunka Shutter Co. Ltd.	27,200	323,325
	Business Brain Showa-Ota, Inc.	16,200	104,942
#	Business Engineering Corp.	12,000	91,867
	BuySell Technologies Co. Ltd.	3,800	70,190
	C Uyemura & Co. Ltd.	5,500	763,311
	CAC Holdings Corp.	5,100	59,117
	Calbee, Inc.	7,900	144,083
	Canon Marketing Japan, Inc.	38,300	860,634
	Canon, Inc. (7751 JP)	43,600	1,213,610
#	Canon, Inc. (CAJ US), Sponsored ADR	7,650	213,205
	Capcom Co. Ltd.	77,200	1,939,292
	Career Design Center Co. Ltd.	1,900	34,684
	Careerlink Co. Ltd.	4,900	72,488
	Carlit Co. Ltd.	10,600	151,688
	Cawachi Ltd.	6,000	125,048
	CDS Co. Ltd.	1,300	13,989
	CE Holdings Co. Ltd.	2,100	21,983
#	Celsys, Inc.	16,700	180,254
	Central Automotive Products Ltd.	19,500	250,499
	Central Japan Railway Co.	48,075	1,196,339
#	Central Sports Co. Ltd.	1,500	22,893
#	Ceres, Inc.	5,700	75,302
#	Change Holdings, Inc.	7,800	46,887
	Charm Care Corp. KK	4,800	40,696
	Chiba Bank Ltd.	32,700	531,540
#	Chino Corp.	6,200	61,806
#*	Chiyoda Corp.	47,500	192,921
	Chiyoda Integre Co. Ltd.	2,700	55,044
	Chofu Seisakusho Co. Ltd.	2,600	34,214
	Chori Co. Ltd.	2,500	60,985
	Chudenko Corp.	14,100	434,292

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chugai Pharmaceutical Co. Ltd.	108,800	$4,720,978
#	Chugai Ro Co. Ltd.	1,900	45,707
	Chugoku Marine Paints Ltd.	23,700	528,563
	CKD Corp.	11,200	408,720
#	CK-San-Etsu Co. Ltd.	2,300	74,507
#	Cleanup Corp.	10,100	58,669
	Coca-Cola Bottlers Japan Holdings, Inc.	30,300	728,137
	COLOPL, Inc.	36,800	90,341
#	Colowide Co. Ltd.	7,000	90,526
	Computer Engineering & Consulting Ltd.	5,000	69,983
#	Computer Institute of Japan Ltd.	16,560	53,297
	COMSYS Holdings Corp.	37,521	1,231,570
#	Comture Corp.	10,400	93,403
	Copro-Holdings Co. Ltd.	1,800	9,165
#	Core Concept Technologies, Inc.	1,700	15,428
#	Core Corp.	2,600	32,853
	Corona Corp.	4,800	29,876
	Cosel Co. Ltd.	13,300	102,773
	Cosmos Initia Co. Ltd.	4,300	35,411
	Cosmos Pharmaceutical Corp.	18,400	742,163
#	Cota Co. Ltd.	9,648	73,662
	Create SD Holdings Co. Ltd.	10,847	226,582
	Credit Saison Co. Ltd.	22,200	628,864
#	Creek & River Co. Ltd.	9,000	81,399
#	Cresco Ltd.	14,200	143,794
	CTI Engineering Co. Ltd.	13,400	265,803
	CTS Co. Ltd.	8,700	45,911
	Cube System, Inc.	800	5,416
	Curves Holdings Co. Ltd.	16,800	100,845
	CyberAgent, Inc.	198,654	1,814,963
#	Cybozu, Inc.	9,700	166,115
	Dai Nippon Printing Co. Ltd.	40,800	739,794
	Dai Nippon Toryo Co. Ltd.	14,600	127,654
	Dai-Dan Co. Ltd.	49,900	752,426
	Daido Steel Co. Ltd.	58,000	815,224
	Daifuku Co. Ltd.	75,400	2,777,448
		Shares	Value»
JAPAN — (Continued)
	Daihatsu Infinearth Mfg Co. Ltd.	9,500	$162,324
	Daiho Corp.	13,000	64,637
	Dai-Ichi Cutter Kogyo KK	3,000	26,192
#	Daiichi Jitsugyo Co. Ltd.	10,200	202,427
	Daiichi Kensetsu Corp.	1,700	36,556
	Daiichi Life Group, Inc.	506,199	6,103,425
	Daiichi Sankyo Co. Ltd.	156,900	2,535,743
	Daiki Aluminium Industry Co. Ltd.	15,300	140,728
	Daikin Industries Ltd.	21,900	3,172,319
#	Daikoku Denki Co. Ltd.	1,900	29,329
	Daikokutenbussan Co. Ltd.	2,500	70,854
	Daikyonishikawa Corp.	9,400	60,365
	Dainichi Co. Ltd.	1,600	10,531
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	27,400	190,189
	Daiseki Co. Ltd.	9,380	223,045
	Daisue Construction Co. Ltd.	4,800	104,008
#	Daisyo Corp.	1,400	9,843
	Daito Trust Construction Co. Ltd.	122,300	2,581,516
	Daitron Co. Ltd.	5,400	110,363
	Daiwa House Industry Co. Ltd.	219,500	6,445,955
	Daiwa Ltd.	11,200	120,748
	Daiwa Securities Group, Inc.	124,300	1,390,499
	Daiwabo Holdings Co. Ltd.	49,400	1,101,077
	DCM Holdings Co. Ltd.	27,500	264,873
	Dear Life Co. Ltd.	22,000	150,169
	Delica Foods Holdings Co. Ltd.	1,800	9,377
	DeNA Co. Ltd.	28,500	442,875
	Densan System Holdings Co. Ltd.	700	12,790
	Denso Corp.	97,600	1,198,421
*	Dentsu Group, Inc.	95,100	2,110,150
	Dentsu Soken, Inc.	33,000	559,238
#	Denyo Co. Ltd.	8,200	204,707
	Dexerials Corp.	40,300	813,490
	DIC Corp.	34,000	934,998
	Digital Arts, Inc.	2,400	61,295

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Garage, Inc.	2,100	$31,862
	Digital Hearts Holdings Co. Ltd.	8,100	38,105
#	Dip Corp.	17,700	206,946
	Disco Corp.	10,600	3,788,803
	DKS Co. Ltd.	4,000	309,095
	DMG Mori Co. Ltd.	74,600	1,706,841
	DMW Corp.	300	9,936
	Doshisha Co. Ltd.	10,800	201,636
	Double Standard, Inc.	2,100	16,536
	Dowa Holdings Co. Ltd.	20,100	1,025,525
	DTS Corp.	74,000	538,181
	Duskin Co. Ltd.	17,500	488,658
#	DyDo Group Holdings, Inc.	6,400	120,934
#	Eagle Industry Co. Ltd.	5,500	102,459
	Earth Corp.	4,200	124,654
#	EAT&HOLDINGS Co. Ltd.	3,100	39,664
	Ebara Corp.	150,700	5,115,902
	Ebara Foods Industry, Inc.	1,900	29,429
	Ebara Jitsugyo Co. Ltd.	8,400	125,752
	Ebase Co. Ltd.	8,400	22,323
#	Eco's Co. Ltd.	2,900	44,748
	EDION Corp.	34,000	516,698
	eGuarantee, Inc.	10,800	124,299
	Eisai Co. Ltd.	15,800	474,993
	Eizo Corp.	9,200	166,092
	EJ Holdings, Inc.	5,000	54,587
	Elan Corp.	9,600	46,207
	Elecom Co. Ltd.	15,300	178,028
#	EM Systems Co. Ltd.	14,900	51,851
	Endo Lighting Corp.	4,900	79,452
	Enigmo, Inc.	4,100	10,353
	Ensuiko Sugar Refining Co. Ltd.	3,100	8,677
#	Envipro Holdings, Inc.	3,000	15,154
	ERI Holdings Co. Ltd.	3,600	35,484
#	ES-Con Japan Ltd.	21,800	146,494
#	Eslead Corp.	4,000	130,290
	ESPEC Corp.	3,100	74,451
#	euglena Co. Ltd.	21,000	44,836
#	eWeLL Co. Ltd.	2,400	31,712
	EXEO Group, Inc.	85,900	1,402,649
	Ezaki Glico Co. Ltd.	16,400	519,970
	F&M Co. Ltd.	3,000	48,942
	FaithNetwork Co. Ltd.	4,200	20,588
#	FALCO HOLDINGS Co. Ltd.	2,800	46,555
	FANUC Corp.	52,600	2,119,542
	Fast Retailing Co. Ltd.	33,900	16,599,788
*	f-code, Inc.	1,600	13,438
	Ferrotec Corp.	19,600	988,608
		Shares	Value»
JAPAN — (Continued)
	FFRI Security, Inc.	1,800	$58,042
	FIDEA Holdings Co. Ltd.	6,500	87,386
	Financial Partners Group Co. Ltd.	33,800	362,900
#	FINDEX, Inc.	9,100	48,004
	Fintech Global, Inc.	18,700	15,391
	First Bank of Toyama Ltd.	8,000	144,416
	First-Corp., Inc.	900	5,652
#	Fixstars Corp.	10,300	133,747
	FJ Next Holdings Co. Ltd.	8,800	104,762
#	Focus Systems Corp.	3,300	36,004
	Forval Corp.	2,800	17,934
#	Foster Electric Co. Ltd.	2,800	49,565
	FP Corp.	21,011	333,287
#	France Bed Holdings Co. Ltd.	12,845	102,516
	Freebit Co. Ltd.	2,300	22,454
	F-Tech, Inc.	2,200	9,313
	Fudo Tetra Corp.	3,500	58,493
#	Fuji Co. Ltd.	13,100	166,891
	Fuji Corp. (6134 JP)	5,500	245,720
	Fuji Corp. Ltd.	12,600	58,371
	Fuji Electric Co. Ltd.	22,190	1,936,505
	Fuji Media Holdings, Inc.	13,581	339,513
	Fuji Seal International, Inc.	20,400	384,323
	FUJIFILM Holdings Corp.	62,500	1,471,226
	Fujii Sangyo Corp.	600	15,485
	Fujikura Kasei Co. Ltd.	11,200	60,271
	Fujikura Ltd.	258,600	6,562,322
	Fujimi, Inc.	22,300	521,993
	Fujitsu Ltd.	171,000	3,941,426
	Fukuda Corp.	6,200	149,583
	Fukuda Denshi Co. Ltd.	6,100	433,106
	Fukui Computer Holdings, Inc.	4,700	94,389
#	FULLCAST Holdings Co. Ltd.	7,900	85,545
	Fumakilla Ltd.	1,700	12,974
	Funai Soken Holdings, Inc.	41,100	284,631
	Furukawa Co. Ltd.	12,900	282,693
	Furukawa Electric Co. Ltd.	175,000	3,339,336
#	Furuno Electric Co. Ltd.	8,400	378,200
	Furuya Metal Co. Ltd.	2,900	118,401
#	Furyu Corp.	7,700	66,750
	Fuso Chemical Co. Ltd.	25,200	576,842

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuso Dentsu Co. Ltd.	900	$12,268
	Futaba Industrial Co. Ltd.	20,200	130,396
	Future Corp.	20,500	315,815
	Fuyo General Lease Co. Ltd.	37,800	1,073,100
	G-7 Holdings, Inc.	11,500	104,927
#	GA Technologies Co. Ltd.	13,300	120,249
	Gakken Holdings Co. Ltd.	9,800	62,439
	Gakkyusha Co. Ltd.	3,400	57,432
	Gakujo Co. Ltd.	6,300	64,112
	Galilei Holdings Co. Ltd.	7,800	168,224
	Gamecard Holdings, Inc.	1,400	23,143
	Gecoss Corp.	7,500	81,688
#	Genki Global Dining Concepts Corp.	5,200	115,218
#	Genky DrugStores Co. Ltd.	8,600	201,434
	Geo Holdings Corp.	6,300	82,260
#	Giftee Group, Inc.	4,800	31,564
#	Giken Ltd.	3,200	37,886
	Global Link Management KK	1,000	12,068
	GLOBERIDE, Inc.	6,700	106,887
	Glory Ltd.	21,300	605,526
	GLtechno Holdings, Inc.	1,630	57,735
#	GMO Financial Gate, Inc.	1,400	56,386
#	GMO Financial Holdings, Inc.	16,900	115,024
#	GMO GlobalSign Holdings KK	1,500	21,430
	GMO internet group, Inc.	43,962	1,173,640
	GMO Payment Gateway, Inc.	22,200	1,383,354
	GMS Group Co. Ltd.	8,758	19,595
	Gokurakuyu Holdings Co. Ltd.	5,600	17,631
	Goldcrest Co. Ltd.	7,500	152,166
	Goldwin, Inc.	28,800	413,683
	Gourmet Kineya Co. Ltd.	1,500	9,216
	Grandy House Corp.	7,300	24,772
	GREE Holdings, Inc.	17,900	45,132
	grems, Inc.	5,400	86,960
#	GSI Creos Corp.	4,500	74,863
	G-Tekt Corp.	5,500	74,094
*	Gumi, Inc.	9,800	15,537
	Gun-Ei Chemical Industry Co. Ltd.	2,100	57,255
	GungHo Online Entertainment, Inc.	3,300	50,256
		Shares	Value»
JAPAN — (Continued)
	Gunma Bank Ltd.	7,810	$122,737
	Gunosy, Inc.	9,200	20,686
	H.U. Group Holdings, Inc.	11,500	245,765
	H2O Retailing Corp.	27,160	485,890
	Hachijuni Nagano Bank Ltd.	57,900	899,652
#	Hagihara Industries, Inc.	6,700	74,824
#	Hakudo Co. Ltd.	1,400	30,397
	Hakuhodo DY Holdings, Inc.	103,700	846,341
#	Hakuto Co. Ltd.	5,600	172,664
	Halows Co. Ltd.	2,900	69,673
	Hamamatsu Photonics KK	30,400	432,807
	Hankyu Hanshin Holdings, Inc.	29,400	869,884
	Hanwa Co. Ltd.	121,500	1,290,459
	Happinet Corp.	23,800	492,667
	Hard Off Corp. Co. Ltd.	4,300	78,038
	Haseko Corp.	99,000	1,722,571
#	Hashimoto Sogyo Holdings Co. Ltd.	4,800	42,390
	Hazama Ando Corp.	55,100	627,770
	Heiwa Real Estate Co. Ltd.	11,600	170,883
	Heiwado Co. Ltd.	7,200	120,297
	Hibino Corp.	900	14,984
	Hibiya Engineering Ltd.	14,600	252,622
	Hikari Tsushin, Inc.	100	24,452
	HI-LEX Corp.	2,300	32,713
	Hioki EE Corp.	3,900	270,017
	Hirakawa Hewtech Corp.	5,181	102,108
	Hirano Tecseed Co. Ltd.	4,200	42,252
	Hirata Corp.	8,500	148,727
	Hirogin Holdings, Inc.	41,000	561,137
	Hirose Electric Co. Ltd.	4,525	762,502
#	Hirose Tusyo, Inc.	1,400	34,272
#	Hiroshima Gas Co. Ltd.	22,200	59,590
#	HIS Co. Ltd.	7,300	46,917
	Hisaka Works Ltd.	8,100	80,569
	Hitachi Construction Machinery Co. Ltd.	45,900	1,529,860
	Hitachi Ltd. (6501 JP)	585,300	19,180,594
	Hochiki Corp.	14,100	168,559
	Hodogaya Chemical Co. Ltd.	5,000	63,754
	Hokkaido Coca-Cola Bottling Co. Ltd.	2,200	55,319
	Hokkaido Gas Co. Ltd.	31,800	153,064

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokkan Holdings Ltd.	2,300	$34,389
	Hokko Chemical Industry Co. Ltd.	10,800	123,878
#	Hokuetsu Corp.	23,200	132,773
	Hokuriku Electrical Construction Co. Ltd.	7,319	67,670
	Honda Motor Co. Ltd. (7267 JP)	319,900	3,224,471
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	25,574	770,033
#	H-One Co. Ltd.	6,200	59,747
#	Honeys Holdings Co. Ltd.	4,300	38,624
#	Hoosiers Holdings Co. Ltd.	13,800	107,175
	Horiba Ltd.	13,500	2,118,843
#	Hoshizaki Corp.	38,200	1,362,346
	Hosiden Corp.	9,200	163,356
	Hosokawa Micron Corp.	6,000	188,229
#	Hotland Holdings Co. Ltd.	5,300	54,609
	House Foods Group, Inc.	6,903	167,903
	Hulic Co. Ltd.	202,200	2,223,137
#	IBJ, Inc.	3,500	18,087
#	Ichibanya Co. Ltd.	20,700	121,731
	Ichigo, Inc.	4,200	10,869
	Ichiken Co. Ltd.	3,200	52,696
	Ichinen Holdings Co. Ltd.	9,700	143,735
	Icom, Inc.	2,500	51,271
	ID Holdings Corp.	11,798	75,294
	Idec Corp.	10,200	223,803
#	IDOM, Inc.	33,000	265,271
	IHI Corp.	140,500	2,456,636
	Iida Group Holdings Co. Ltd.	29,920	428,360
#	IKK Holdings, Inc.	4,500	22,691
#	I'll, Inc.	4,700	66,696
#	Imasen Electric Industrial	1,800	10,284
#	i-mobile Co. Ltd.	18,400	55,469
	Inaba Denki Sangyo Co. Ltd.	36,800	656,287
#	Inaba Seisakusho Co. Ltd.	2,400	25,637
	Inabata & Co. Ltd.	5,800	143,438
#	Ines Corp.	8,300	110,621
	Infomart Corp.	83,100	297,714
	INFRONEER Holdings, Inc.	62,080	1,004,366
	Innotech Corp.	3,900	80,798
#	Insource Co. Ltd.	26,300	124,672
#	Intage Holdings, Inc.	3,000	35,961
#	Intelligent Wave, Inc.	3,200	19,978
		Shares	Value»
JAPAN — (Continued)
	Internet Initiative Japan, Inc.	51,700	$1,134,915
#	Inui Global Logistics Co. Ltd.	3,400	40,208
	Iriso Electronics Co. Ltd.	3,300	56,220
	ISB Corp.	4,700	69,530
#	Ise Chemicals Corp.	9,000	188,790
#	Iseki & Co. Ltd.	6,000	68,979
	Isetan Mitsukoshi Holdings Ltd.	47,600	1,062,401
#	Ishihara Chemical Co. Ltd.	3,900	70,266
	Ishihara Sangyo Kaisha Ltd.	4,100	75,449
	Istyle, Inc.	45,800	126,716
	Isuzu Motors Ltd.	290,000	4,326,666
	Itfor, Inc.	12,900	138,959
#	ITmedia, Inc.	6,200	45,946
	Ito En Ltd.	23,291	435,761
	Itochu Enex Co. Ltd.	40,000	542,562
	Itoki Corp.	17,500	320,617
#	Iwaki Co. Ltd.	4,300	137,636
	Izumi Co. Ltd.	20,600	129,356
	J Front Retailing Co. Ltd.	62,700	1,166,705
	JAC Recruitment Co. Ltd.	42,000	248,704
#	Jade Group, Inc.	1,400	14,458
	JAFCO Group Co. Ltd.	27,300	383,083
	JANOME Corp.	2,200	17,904
	Japan Airport Terminal Co. Ltd.	14,200	502,333
#	Japan Animal Referral Medical Center Co. Ltd.	2,900	17,969
	Japan Aviation Electronics Industry Ltd.	10,900	160,831
	Japan Business Systems, Inc.	4,400	44,210
	Japan Cash Machine Co. Ltd.	6,000	42,411
#*	Japan Communications, Inc.	49,800	35,526
	Japan Electronic Materials Corp.	2,800	103,566
	Japan Elevator Service Holdings Co. Ltd.	47,200	500,244
#	Japan Eyewear Holdings Co. Ltd.	2,900	45,831
	Japan Foundation Engineering Co. Ltd.	7,800	35,637

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Investment Adviser Co. Ltd.	12,900	$172,874
	Japan Lifeline Co. Ltd.	18,900	186,125
	Japan Material Co. Ltd.	24,000	330,054
#	Japan Medical Dynamic Marketing, Inc.	3,300	17,880
	Japan Post Bank Co. Ltd.	83,900	1,622,217
	Japan Post Insurance Co. Ltd.	151,800	1,671,485
	Japan Property Management Center Co. Ltd.	9,500	108,386
	Japan Pulp & Paper Co. Ltd.	23,000	160,297
	Japan Securities Finance Co. Ltd.	18,700	278,454
	Japan Steel Works Ltd.	7,800	361,395
#	Japan System Techniques Co. Ltd.	6,800	79,788
	Japan Wool Textile Co. Ltd.	18,100	215,856
	JBCC Holdings, Inc.	18,400	186,625
	JCU Corp.	12,900	469,141
	JDC Corp.	8,700	27,928
	Jeol Ltd.	17,700	898,573
	JFE Systems, Inc.	5,600	67,087
	JGC Holdings Corp.	68,700	960,849
	Jichodo Co. Ltd.	300	16,918
#	JINS Holdings, Inc.	3,800	151,662
	JINUSHI Co. Ltd.	6,500	118,238
	JK Holdings Co. Ltd.	5,600	48,504
#	JM Holdings Co. Ltd.	12,200	104,667
	Joshin Corp.	6,500	160,380
#	Joyful Honda Co. Ltd.	9,600	150,317
	JP-Holdings, Inc.	12,800	50,929
#	JSB Co. Ltd.	800	44,793
	JSP Corp.	5,500	86,901
	JTEKT Corp.	37,000	506,648
	Justsystems Corp.	11,800	299,393
	JVCKenwood Corp.	83,620	587,747
	JX Advanced Metals Corp.	4,410	102,172
	Kaga Electronics Co. Ltd.	20,800	604,093
	Kagome Co. Ltd.	15,900	260,433
	Kajima Corp.	65,701	2,195,364
	Kakaku.com, Inc.	30,600	710,818
	Kaken Pharmaceutical Co. Ltd.	5,800	138,005
#	Kamakura Shinsho Ltd.	5,100	17,034
	Kamigumi Co. Ltd.	18,600	604,022
		Shares	Value»
JAPAN — (Continued)
#	Kanaden Corp.	10,000	$153,006
	Kanadevia Corp.	69,600	511,989
	Kanamic Network Co. Ltd.	10,300	32,049
	Kanamoto Co. Ltd.	12,300	400,719
	Kandenko Co. Ltd.	47,700	1,586,599
	Kaneka Corp.	11,800	419,800
	Kanematsu Corp.	82,400	1,075,577
	Kanemi Co. Ltd.	1,000	25,055
#	Kanro, Inc.	4,800	33,216
#	Kansai Paint Co. Ltd.	65,800	1,164,763
	Kanto Denka Kogyo Co. Ltd.	6,690	109,144
#	Kao Corp.	91,800	1,887,046
	Katakura Industries Co. Ltd.	6,900	121,588
	Katitas Co. Ltd.	25,700	544,528
	Kato Sangyo Co. Ltd.	13,900	555,021
	Kawada Technologies, Inc.	12,600	99,339
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	34,855
	Kawasaki Heavy Industries Ltd.	166,665	2,847,413
	KDDI Corp.	357,800	6,592,005
#	KeePer Technical Laboratory Co. Ltd.	6,700	117,871
	Keihan Holdings Co. Ltd.	17,600	360,711
#	Keihanshin Building Co. Ltd.	18,000	128,925
	Keikyu Corp.	32,400	316,278
	Keio Corp.	91,590	465,320
	KEIWA, Inc.	2,600	20,031
	Kewpie Corp.	20,300	580,131
	Keyence Corp.	19,200	9,630,463
	KH Neochem Co. Ltd.	4,865	100,103
	Kikkoman Corp.	69,000	710,629
	Kimoto Co. Ltd.	12,900	18,405
#	Kimura Chemical Plants Co. Ltd.	4,600	34,503
	Kinden Corp.	33,900	1,491,885
#	Kintetsu Department Store Co. Ltd.	2,400	27,842
	Kintetsu Group Holdings Co. Ltd.	30,700	666,850
	Kirin Holdings Co. Ltd.	203,600	3,766,549
	Kissei Pharmaceutical Co. Ltd.	8,300	211,933
	Ki-Star Real Estate Co. Ltd.	5,100	112,719
	Kita-Nippon Bank Ltd.	1,500	62,053
	Kitano Construction Corp.	4,800	34,567
	Kitz Corp.	23,100	313,616

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Koa Corp.	5,400	$74,095
#	Koa Shoji Holdings Co. Ltd.	1,600	7,763
#	Koatsu Gas Kogyo Co. Ltd.	8,500	56,885
	Kohnan Shoji Co. Ltd.	8,800	231,616
	Kohsoku Corp.	3,400	88,058
#	Koike-ya, Inc.	600	17,960
	Koito Manufacturing Co. Ltd.	44,200	738,715
#	Kojima Co. Ltd.	11,500	99,479
	Kokusai Electric Corp.	49,100	2,210,223
	Kokuyo Co. Ltd.	130,000	740,172
	Komatsu Ltd.	178,100	7,727,800
	Komatsu Matere Co. Ltd.	9,000	40,004
	Komatsu Wall Industry Co. Ltd.	5,200	90,642
	KOMEDA Holdings Co. Ltd.	20,300	368,585
#	Komehyo Holdings Co. Ltd.	3,100	97,137
	Komeri Co. Ltd.	7,200	174,210
	Komori Corp.	19,500	226,457
	Konami Group Corp.	22,500	2,898,439
	Kondotec, Inc.	7,000	67,275
	Konica Minolta, Inc.	91,000	332,480
	Konishi Co. Ltd.	40,000	352,614
	Konoike Transport Co. Ltd.	6,500	121,554
#	Konoshima Chemical Co. Ltd.	3,700	36,496
#	Kosaido Holdings Co. Ltd.	14,000	44,032
	Kose Holdings Corp.	22,059	785,093
#	Kotobuki Spirits Co. Ltd.	39,200	624,980
#	Kourakuen Corp.	6,300	44,497
	Kozo Keikaku Engineering Holdings, Inc.	3,600	65,363
	KPP Group Holdings Co. Ltd.	13,200	91,474
	Kraftia Corp.	16,900	888,733
#	KRS Corp.	4,200	75,712
	K's Holdings Corp.	34,076	403,643
	KU Holdings Co. Ltd.	5,300	40,045
	Kubota Corp. (6326 JP)	200,200	3,396,490
	Kumagai Gumi Co. Ltd.	59,600	530,777
#	Kumiai Chemical Industry Co. Ltd.	39,800	182,712
	Kunimine Industries Co. Ltd.	3,100	24,136
	Kuraray Co. Ltd.	35,300	404,872
	Kureha Corp.	9,100	243,407
		Shares	Value»
JAPAN — (Continued)
	Kurimoto Ltd.	26,000	$245,824
	Kurita Water Industries Ltd.	37,091	1,993,171
	Kuriyama Holdings Corp.	9,700	99,677
#	Kusuri No. Aoki Holdings Co. Ltd.	15,400	388,462
	KYB Corp.	5,900	165,544
	Kyocera Corp.	74,700	1,703,667
	Kyodo Printing Co. Ltd.	10,400	106,484
	Kyoei Steel Ltd.	15,800	191,210
	Kyokuto Boeki Kaisha Ltd.	6,600	73,182
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	193,928
#	Kyokuyo Co. Ltd.	5,700	162,275
	Kyorin Pharmaceutical Co. Ltd.	3,700	26,472
	Kyosan Electric Manufacturing Co. Ltd.	21,800	117,718
#	Kyowa Electronic Instruments Co. Ltd.	3,500	17,324
	Kyowa Kirin Co. Ltd.	34,036	546,364
	Kyowa Leather Cloth Co. Ltd.	5,700	31,945
	Kyushu Leasing Service Co. Ltd.	1,200	11,853
	Kyushu Railway Co.	26,200	591,222
#	LA Holdings Co. Ltd.	5,100	87,470
#	Lacto Japan Co. Ltd.	1,500	31,834
	Lasertec Corp.	15,800	3,629,768
	Leopalace21 Corp.	128,100	541,959
	Life Corp.	18,800	304,457
#	LIFULL Co. Ltd.	46,600	59,131
#	LIKE, Inc.	5,800	55,244
#	Link & Motivation, Inc.	17,000	67,291
	Lintec Corp.	18,100	693,869
	Lion Corp.	52,400	561,734
	LITALICO, Inc.	7,200	71,947
	Lixil Corp.	31,700	344,288
#	Loadstar Capital KK	7,080	119,136
#	Look Holdings, Inc.	1,900	30,917
#	Luckland Co. Ltd.	1,200	9,581
	LY Corp.	370,632	1,032,671
#	M&A Capital Partners Co. Ltd.	4,200	101,865
	M3, Inc.	100,670	1,127,824
	Mabuchi Motor Co. Ltd.	50,400	522,082
	Macnica Holdings, Inc.	40,900	828,005
	Maeda Kosen Co. Ltd.	14,900	183,523

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maezawa Holdings Co. Ltd.	9,095	$102,608
	Maezawa Kyuso Industries Co. Ltd.	7,400	72,753
	Makino Milling Machine Co. Ltd.	10,600	920,837
	Makita Corp. (6586 JP)	34,300	1,104,817
	Mamiya-Op Co. Ltd.	1,500	10,253
#	Mammy Mart Holdings Corp.	4,000	26,978
#	Management Solutions Co. Ltd.	3,100	27,784
	MarkLines Co. Ltd.	6,100	51,369
	Mars Group Holdings Corp.	4,200	82,722
	Marubun Corp.	7,100	74,801
#	Maruchiyo Yamaokaya Corp.	3,600	78,581
	Marudai Food Co. Ltd.	1,800	25,897
	Maruichi Steel Tube Ltd.	59,900	668,930
	Maruwa Co. Ltd.	1,200	406,326
#	Maruzen CHI Holdings Co. Ltd.	8,100	18,488
	Maruzen Co. Ltd.	4,500	114,263
	Maruzen Showa Unyu Co. Ltd.	3,700	177,558
	Marvelous, Inc.	15,300	44,787
#	Matching Service Japan Co. Ltd.	5,800	36,029
	Matsuda Sangyo Co. Ltd.	5,600	188,281
	Matsui Construction Co. Ltd.	10,300	93,948
	Matsui Securities Co. Ltd.	40,000	262,024
	MatsukiyoCocokara & Co.	126,260	2,014,753
	Max Co. Ltd.	40,000	458,567
	Maxell Ltd.	6,800	87,425
	Maxvalu Tokai Co. Ltd.	4,000	82,158
	Mazda Motor Corp.	159,999	1,166,487
#	MEC Co. Ltd.	8,300	430,795
#	Medical System Network Co. Ltd.	10,545	32,020
	Medipal Holdings Corp.	76,000	1,368,494
#	Medius Holdings Co. Ltd.	8,400	41,016
*	Medley, Inc.	2,800	35,953
	Megachips Corp.	2,600	145,098
	Meidensha Corp.	14,000	825,428
	Meiho Facility Works Ltd.	1,900	11,293
		Shares	Value»
JAPAN — (Continued)
	Meiji Electric Industries Co. Ltd.	3,900	$53,526
	MEIJI Holdings Co. Ltd.	32,752	778,949
	Meisei Industrial Co. Ltd.	13,400	170,090
	MEITEC Group Holdings, Inc.	36,300	759,838
	Meiwa Corp.	9,600	54,036
	Meiwa Estate Co. Ltd.	4,200	21,941
	Menicon Co. Ltd.	9,300	101,084
*	Mercari, Inc.	58,300	1,577,591
	METAWATER Co. Ltd.	9,900	189,887
	Micronics Japan Co. Ltd.	3,500	285,399
#	Mie Kotsu Group Holdings, Inc.	8,400	29,113
	Migalo Holdings, Inc.	14,000	24,463
	Milbon Co. Ltd.	2,700	47,090
	MIMAKI ENGINEERING Co. Ltd.	10,700	140,661
	Minebea Mitsumi, Inc.	55,741	1,269,452
#	Mirai Industry Co. Ltd.	3,300	70,171
	Miraini Holdings Co. Ltd.	11,779	169,523
	Mirait One Corp.	40,000	883,595
#	Mirarth Holdings, Inc.	62,200	159,734
	Miroku Jyoho Service Co. Ltd.	5,097	58,291
	MISUMI Group, Inc.	62,500	1,486,934
	Mitachi Co. Ltd.	1,100	10,604
	Mitani Corp.	11,200	203,382
	Mitani Sangyo Co. Ltd.	12,600	54,857
	Mitani Sekisan Co. Ltd.	6,000	71,523
	Mitsuba Corp.	6,800	50,605
	Mitsubishi Chemical Group Corp.	167,800	1,234,815
	Mitsubishi Electric Corp.	169,800	6,116,720
	Mitsubishi Estate Co. Ltd.	124,600	3,024,935
	Mitsubishi Gas Chemical Co., Inc.	48,700	1,257,935
	Mitsubishi HC Capital, Inc.	416,400	3,833,879
	Mitsubishi Heavy Industries Ltd.	321,000	7,499,307
	Mitsubishi Kakoki Kaisha Ltd.	4,500	87,907
	Mitsubishi Logistics Corp.	99,995	1,002,603

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mitsubishi Motors Corp.	161,200	$369,070
	Mitsubishi Pencil Co. Ltd.	13,300	230,690
	Mitsubishi Research Institute, Inc.	4,000	120,618
	Mitsubishi Steel Manufacturing Co. Ltd.	2,600	35,257
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	517,000	11,547,969
	Mitsui Chemicals, Inc.	63,000	828,310
	Mitsui E&S Co. Ltd.	47,200	1,423,520
	Mitsui Fudosan Co. Ltd.	315,600	3,074,389
#	Mitsui High-Tec, Inc.	19,300	107,856
	Mitsui Kinzoku Co. Ltd.	13,700	2,579,340
#	Mitsui-Soko Holdings Co. Ltd.	24,600	555,250
	Mitsuuroko Group Holdings Co. Ltd.	21,100	278,683
	Miura Co. Ltd.	26,000	521,310
	MIXI, Inc.	10,800	196,504
	Miyaji Engineering Group, Inc.	7,200	71,458
	Mizuho Financial Group, Inc. (8411 JP)	81,600	4,230,512
	Mizuho Leasing Co. Ltd.	71,800	613,836
	Mizuho Medy Co. Ltd.	3,600	37,816
	Mizuno Corp.	22,400	516,563
	Mochida Pharmaceutical Co. Ltd.	5,598	109,199
	Modec, Inc.	27,700	1,789,054
	Monogatari Corp.	4,300	147,720
	MonotaRO Co. Ltd.	83,900	1,058,751
#	MORESCO Corp.	2,300	30,941
	Morinaga & Co. Ltd.	17,400	288,384
	Moriroku Co. Ltd.	4,200	65,926
	Morita Holdings Corp.	13,200	207,736
	Morito Co. Ltd.	7,100	80,061
#	Morozoff Ltd.	700	6,599
	MOS Food Services, Inc.	4,500	109,002
	MrMax Holdings Ltd.	11,600	56,985
	MS&AD Insurance Group Holdings, Inc.	178,456	5,493,512
	MTG Co. Ltd.	2,100	100,146
#	Mugen Estate Co. Ltd.	8,500	103,210
	Muninova Holdings, Inc.	34,000	94,800
		Shares	Value»
JAPAN — (Continued)
	m-up Holdings, Inc.	26,400	$131,373
	Murakami Corp.	2,000	83,341
	Muto Seiko Co.	800	11,395
#	NAC Co. Ltd.	7,200	24,212
	Nachi-Fujikoshi Corp.	3,000	101,455
#	Nafco Co. Ltd.	6,100	85,685
	Nagano Keiki Co. Ltd.	4,800	111,711
	Nagase & Co. Ltd.	206,800	1,458,614
#	Nagase Brothers, Inc.	3,400	49,874
#	Nagawa Co. Ltd.	400	13,028
	Nagoya Railroad Co. Ltd.	30,100	357,806
	Nakabayashi Co. Ltd.	100	363
#	Nakakita Seisakusho Co. Ltd.	500	15,987
#	Nakamoto Packs Co. Ltd.	1,600	19,010
	Nakanishi, Inc.	28,600	543,507
	Nakano Corp.	6,500	53,866
	Namura Shipbuilding Co. Ltd.	20,000	536,361
	Nanyo Corp.	2,400	29,298
	Nareru Group, Inc.	300	4,345
	NCD Co. Ltd./Shinagawa	2,600	40,195
	NEC Capital Solutions Ltd.	6,000	155,748
	NEC Corp.	147,600	4,386,474
	NEOJAPAN, Inc.	1,000	10,266
#*	Net Protections Holdings, Inc.	26,300	72,128
	New Art Holdings Co. Ltd.	2,860	24,243
#	Nexon Co. Ltd.	46,400	727,201
	Nextage Co. Ltd.	20,400	425,095
	NexTone, Inc.	2,600	24,695
	NHK Spring Co. Ltd.	83,400	1,848,941
	Nicca Chemical Co. Ltd.	3,100	38,857
	Nice Corp.	3,400	41,114
	Nichias Corp.	27,577	571,568
#	Nichiban Co. Ltd.	2,300	28,074
	Nichiden Corp.	7,500	144,823
	Nichimo Co. Ltd.	800	11,952
	Nichireki Group Co. Ltd.	4,500	62,124
	Nichirin Co. Ltd.	3,430	88,480
*	NIDEC Corp. (6594 JP)	9,378	150,590
*	NIDEC Corp. (NJDCY US), Sponsored ADR	2,902	11,463
	Nifco, Inc.	40,800	1,320,789
	Nihon Dengi Co. Ltd.	10,800	140,894
	Nihon Denkei Co. Ltd.	1,100	18,199
#	Nihon House Holdings Co. Ltd.	16,700	32,429

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Kagaku Sangyo Co. Ltd.	8,000	$104,905
	Nihon M&A Center Holdings, Inc.	195,300	779,847
	Nihon Parkerizing Co. Ltd.	32,800	339,607
	Nihon Tokushu Toryo Co. Ltd.	5,600	86,552
#	Nihon Yamamura Glass Co. Ltd.	2,300	39,550
	Niitaka Co. Ltd.	700	10,026
	Nikkiso Co. Ltd.	21,800	504,009
#	Nikko Co. Ltd.	9,200	56,501
#	Nikkon Holdings Co. Ltd.	23,500	741,730
	Nikon Corp.	51,900	616,694
	Nintendo Co. Ltd.	112,900	5,385,570
	Nippi, Inc.	600	45,745
	Nippn Corp.	11,500	202,669
	Nippon Aqua Co. Ltd.	4,300	20,277
#	Nippon Avionics Co. Ltd.	3,000	98,654
	Nippon Carbide Industries Co., Inc.	2,900	57,615
	Nippon Care Supply Co. Ltd.	1,200	29,291
#	Nippon Chemical Industrial Co. Ltd.	2,000	73,073
	Nippon Densetsu Kogyo Co. Ltd.	14,900	372,774
	Nippon Express Holdings, Inc.	84,100	2,775,565
	Nippon Fine Chemical Co. Ltd.	5,100	82,118
	Nippon Gas Co. Ltd.	66,500	1,184,850
	Nippon Kayaku Co. Ltd.	61,200	735,448
	Nippon Light Metal Holdings Co. Ltd.	27,360	460,253
	Nippon Paint Holdings Co. Ltd.	361,100	2,724,837
#	Nippon Parking Development Co. Ltd., Class C	78,100	120,460
	Nippon Rietec Co. Ltd.	5,400	81,397
	Nippon Seiki Co. Ltd.	15,400	233,193
#	Nippon Seisen Co. Ltd.	5,000	41,630
	Nippon Sharyo Ltd.	3,000	63,148
	Nippon Shinyaku Co. Ltd.	19,467	414,077
	Nippon Shokubai Co. Ltd.	32,000	430,468
	Nippon Signal Co. Ltd.	14,800	147,583
	Nippon Soda Co. Ltd.	22,200	530,068
		Shares	Value»
JAPAN — (Continued)
	Nippon Television Holdings, Inc.	5,800	$105,910
	Nippon Thompson Co. Ltd.	15,600	170,238
	Nireco Corp.	3,000	16,573
	Nishimatsu Construction Co. Ltd.	13,100	434,117
#	Nishimatsuya Chain Co. Ltd.	4,500	56,353
	Nishi-Nippon Railroad Co. Ltd.	9,900	193,655
	Nishio Holdings Co. Ltd.	7,400	198,505
	Nissan Chemical Corp.	61,604	2,863,515
#*	Nissan Motor Co. Ltd.	105,200	222,106
	Nissan Shatai Co. Ltd.	16,300	98,494
	Nissan Tokyo Sales Holdings Co. Ltd.	10,800	36,780
	Nissei ASB Machine Co. Ltd.	2,700	151,755
	Nissha Co. Ltd.	6,500	53,543
	Nisshin Group Holdings Co. Ltd.	19,600	81,947
	Nisshin Seifun Group, Inc.	38,580	488,391
	Nisshinbo Holdings, Inc.	28,204	378,933
	Nissui Corp.	98,700	778,305
	Niterra Co. Ltd.	13,400	782,542
	Nitori Holdings Co. Ltd.	47,300	763,091
	Nitta Corp.	5,100	202,959
	Nitta Gelatin, Inc.	7,100	57,547
	Nittetsu Mining Co. Ltd.	16,500	309,112
	Nitto Denko Corp.	247,500	5,226,311
	Nitto Fuji Flour Milling Co. Ltd.	1,600	18,464
	Nitto Kogyo Corp.	10,900	294,006
	Nitto Kohki Co. Ltd.	2,500	26,739
	Nitto Seiko Co. Ltd.	7,800	38,201
#	Nittoc Construction Co. Ltd.	6,500	46,415
	Nittoku Co. Ltd.	2,100	34,143
	Noevir Holdings Co. Ltd.	2,634	82,220
	Nojima Corp.	92,400	756,520
	Nomura Co. Ltd.	22,600	165,358
	Nomura Holdings, Inc. (8604 JP)	457,500	4,426,080
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	30,971	299,799

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Real Estate Holdings, Inc.	207,000	$1,189,520
	Nomura Research Institute Ltd.	67,066	1,984,050
	Noritake Co. Ltd.	8,800	184,791
	Noritsu Koki Co. Ltd.	25,500	310,176
#	Noritz Corp.	8,300	123,488
#	NS Solutions Corp.	23,300	574,694
	NSD Co. Ltd.	33,500	598,499
	NSW, Inc.	3,100	48,460
	NTT, Inc.	2,749,100	2,635,049
#*	Nxera Pharma Co. Ltd.	18,400	100,759
#	Oat Agrio Co. Ltd.	5,000	76,071
#	Obara Group, Inc.	1,900	68,047
	Obic Co. Ltd.	47,200	1,353,864
	Odakyu Electric Railway Co. Ltd.	53,400	591,032
#	Oenon Holdings, Inc.	11,900	36,446
	Ohashi Technica, Inc.	5,000	35,928
#	Ohba Co. Ltd.	4,500	31,927
	Ohmoto Gumi Co. Ltd.	3,000	37,041
	OIE Sangyo Co. Ltd.	2,000	31,065
	Oiles Corp.	5,300	94,355
#	Oisix ra daichi, Inc.	3,600	36,552
	Okabe Co. Ltd.	11,500	66,176
	Okamoto Industries, Inc.	3,100	115,940
	Okamura Corp.	24,100	351,816
	Oki Electric Industry Co. Ltd.	26,100	440,860
	Okinawa Cellular Telephone Co.	23,900	579,534
	Okinawa Financial Group, Inc.	2,000	91,059
	OKUMA Corp.	21,200	647,490
	Okumura Corp.	14,600	526,817
	Okura Industrial Co. Ltd.	4,000	138,790
	Olympus Corp.	169,400	1,936,137
	Omron Corp.	28,140	940,985
	Onamba Co. Ltd.	1,000	9,839
	Ono Pharmaceutical Co. Ltd.	66,100	987,864
	Onoken Co. Ltd.	4,800	43,177
	Onward Holdings Co. Ltd.	39,400	188,258
#	Ootoya Holdings Co. Ltd.	1,100	59,266
	Open House Group Co. Ltd.	52,900	2,810,979
	Open Up Group, Inc.	35,700	450,545
	Optex Group Co. Ltd.	9,900	211,803
*	Optim Corp.	10,100	25,960
#	Optimus Group Co. Ltd.	4,900	12,849
	Oracle Corp. Japan	10,400	584,310
		Shares	Value»
JAPAN — (Continued)
	Organo Corp.	14,700	$1,322,578
	Oriental Consultants Holdings Co. Ltd.	4,200	82,673
	Oriental Land Co. Ltd.	41,074	819,823
	Oriental Shiraishi Corp.	40,000	91,589
	Oro Co. Ltd.	3,099	42,910
	Osaka Gas Co. Ltd.	39,300	1,348,340
#	Osaka Organic Chemical Industry Ltd.	5,693	158,904
#*	Osaka Steel Co. Ltd.	1,300	20,285
	Osaki Electric Co. Ltd.	9,400	87,007
	Otsuka Corp.	61,800	1,275,215
	OUG Holdings, Inc.	1,000	27,716
	Oyo Corp.	9,900	172,434
	Pack Corp.	25,300	229,495
	PAL GROUP Holdings Co. Ltd.	43,200	407,654
	Pan Pacific International Holdings Corp.	250,000	1,418,699
	Panasonic Holdings Corp.	184,400	4,875,990
	Park24 Co. Ltd.	27,226	336,982
	Parker Corp.	6,100	59,761
	Pasona Group, Inc.	16,200	157,170
	Pegasus Co. Ltd.	13,300	43,296
	Penta-Ocean Construction Co. Ltd.	73,200	681,340
#	People Dreams & Technologies Group Co. Ltd.	3,600	35,309
	Persol Holdings Co. Ltd.	1,124,100	1,866,259
	PHC Holdings Corp.	8,800	60,791
#	PIA Corp.	2,100	37,376
	Pigeon Corp.	52,600	666,680
	PILLAR Corp.	13,400	774,540
	Pilot Corp.	31,503	357,828
#*	PKSHA Technology, Inc.	2,500	43,842
#	Plus Alpha Consulting Co. Ltd.	9,400	135,441
	Port, Inc.	3,500	53,498
	PR Times Corp.	2,700	35,368
	Premium Water Holdings, Inc.	600	13,890
	Prestige International, Inc.	21,100	93,809
#	Pronexus, Inc.	6,800	50,544
#	Pro-Ship, Inc.	10,600	122,586
	PS Construction Co. Ltd.	5,840	82,627

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	QB Net Holdings Co. Ltd.	2,000	$16,196
#	Qol Holdings Co. Ltd.	11,500	150,870
	Quick Co. Ltd.	29,700	144,425
	Raccoon Holdings, Inc.	6,900	27,763
	Raito Kogyo Co. Ltd.	15,000	353,399
	Raiznext Corp.	5,500	99,632
	Rakus Co. Ltd.	62,300	420,747
*	Rakuten Bank Ltd.	17,900	611,763
*	Rakuten Group, Inc.	151,600	790,465
#	Rasa Corp.	2,500	29,302
#	Rasa Industries Ltd.	24,000	268,706
	Recruit Holdings Co. Ltd.	374,200	29,592,041
	Relo Group, Inc.	39,944	503,969
#	Remixpoint, Inc.	31,100	38,017
#	Renaissance, Inc.	1,500	10,022
	Rengo Co. Ltd.	82,000	766,464
*	RENOVA, Inc.	17,500	101,623
	Resona Holdings, Inc.	77,300	1,048,250
	Resonac Holdings Corp.	18,200	1,516,043
	Restar Corp.	6,100	155,912
#	Retail Partners Co. Ltd.	6,900	59,186
	Rheon Automatic Machinery Co. Ltd.	1,700	16,084
	Ricoh Co. Ltd.	139,000	1,364,005
	Ricoh Leasing Co. Ltd.	9,700	407,702
	Riken Keiki Co. Ltd.	10,800	233,374
	Riken Technos Corp.	21,600	297,203
	Rinnai Corp.	16,900	377,923
	Rion Co. Ltd.	3,400	70,319
	Riso Kagaku Corp.	2,600	17,017
	Riso Kyoiku Group Corp.	14,500	18,917
#	Rix Corp.	900	20,237
#	Rock Field Co. Ltd.	3,000	25,763
	Rokko Butter Co. Ltd.	457	3,048
	Roland Corp.	5,600	147,136
	Rorze Corp.	16,300	392,553
	RYODEN Corp.	8,900	242,354
	Ryohin Keikaku Co. Ltd.	125,800	3,299,767
	Ryoyo Ryosan Holdings, Inc.	10,411	190,207
	S&B Foods, Inc.	5,800	239,134
#	Sac's Bar Holdings, Inc.	7,300	35,379
	Saibu Gas Holdings Co. Ltd.	9,600	141,511
	Saison Technology Co. Ltd.	700	9,051
	Sakai Chemical Industry Co. Ltd.	4,500	111,242
		Shares	Value»
JAPAN — (Continued)
	Sakai Heavy Industries Ltd.	3,800	$51,695
	Sakata INX Corp.	28,900	450,788
	Sakata Seed Corp.	11,100	299,397
	Sala Corp.	10,100	72,313
#	Samco, Inc.	400	20,735
#	San Holdings, Inc.	6,000	54,422
	San-Ai Obbli Co. Ltd.	39,900	580,310
	Sangetsu Corp.	24,400	472,689
#	Sanki Engineering Co. Ltd.	79,800	1,135,128
#	Sanko Gosei Ltd.	5,600	33,901
#	Sanko Metal Industrial Co. Ltd.	6,500	51,730
	Sankyo Co. Ltd.	95,200	1,104,777
	Sankyo Frontier Co. Ltd.	2,800	40,485
#	Sankyo Seiko Co. Ltd.	20,200	101,578
	Sankyo Tateyama, Inc.	4,300	17,542
	Sankyu, Inc.	16,700	987,851
#	Sanrio Co. Ltd.	233,000	1,869,620
	Sansan, Inc.	11,100	141,074
	Sansei Technologies, Inc.	4,600	67,183
	Sanshin Electronics Co. Ltd.	5,000	90,698
	Santen Pharmaceutical Co. Ltd.	134,400	1,586,753
	Sanwa Holdings Corp.	84,400	1,809,204
	Sanyo Chemical Industries Ltd.	2,600	78,696
	Sanyo Denki Co. Ltd.	10,300	348,680
#	Sanyo Shokai Ltd.	4,300	131,128
	Sanyo Trading Co. Ltd.	21,400	115,747
	Sapporo Holdings Ltd.	66,500	839,674
	Sata Construction Co. Ltd.	2,000	13,844
	Sato Corp.	6,300	96,255
#	Sato Shoji Corp.	6,100	123,065
	SAXA, Inc.	3,900	49,448
*	SBI ARUHI Corp.	3,200	16,309
	SBI Holdings, Inc.	149,400	2,820,414
#	SBI Insurance Group Co. Ltd.	1,900	25,086
	SBS Holdings, Inc.	5,300	147,693
	SCREEN Holdings Co. Ltd.	29,600	2,258,025
	Scroll Corp.	10,400	110,810
	SEC Carbon Ltd.	1,000	15,277
	Secom Co. Ltd.	51,600	2,222,723
	Sega Sammy Holdings, Inc.	72,400	1,250,720

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Segue Group Co. Ltd.	2,500	$9,316
	Seibu Giken Co. Ltd.	1,300	16,307
	Seibu Holdings, Inc.	29,000	649,451
	Seika Corp.	14,700	239,196
#	Seikitokyu Kogyo Co. Ltd.	5,800	54,571
	Seiko Epson Corp.	76,800	1,406,750
	Seiko Group Corp.	15,000	733,396
	Seino Holdings Co. Ltd.	21,900	361,614
	Sekisui Chemical Co. Ltd.	67,200	1,118,439
#	Sekisui House Ltd.	137,500	3,010,187
	Sekisui Jushi Corp.	5,400	99,444
	Sekisui Kasei Co. Ltd.	3,900	12,843
	SEMITEC Corp.	700	8,712
	Senko Group Holdings Co. Ltd.	43,020	594,650
	Senshu Electric Co. Ltd.	7,400	280,459
#	Septeni Holdings Co. Ltd.	16,400	53,015
	SERAKU Co. Ltd.	2,300	19,168
	Seria Co. Ltd.	15,900	385,246
	Seven & i Holdings Co. Ltd.	374,800	4,969,892
	Seven Bank Ltd.	215,328	429,868
	SG Holdings Co. Ltd.	62,400	620,833
#	Sharingtechnology, Inc.	9,600	80,557
#*	Sharp Corp.	63,700	246,077
	Shibaura Machine Co. Ltd.	9,000	230,634
	Shibaura Mechatronics Corp.	25,500	679,382
	Shibuya Corp.	5,000	136,281
#*	SHIFT, Inc.	62,000	348,376
	Shikoku Kasei Holdings Corp.	32,000	547,589
#	Shima Seiki Manufacturing Ltd.	4,400	25,381
	Shimadaya Corp.	1,500	15,577
	Shimadzu Corp.	41,300	1,050,363
	Shimamura Co. Ltd.	33,600	707,234
	Shimano, Inc.	8,000	1,009,841
	Shimizu Bank Ltd.	1,700	28,508
	Shimizu Corp.	98,800	1,455,406
#	Shimojima Co. Ltd.	4,600	39,688
	Shin Nippon Air Technologies Co. Ltd.	10,500	210,868
	Shinagawa Refra Co. Ltd.	14,000	180,001
#	Shindengen Electric Manufacturing Co. Ltd.	700	14,636
		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Chemical Co. Ltd.	128,200	$4,570,343
	Shin-Etsu Polymer Co. Ltd.	22,000	290,984
	Shinko Shoji Co. Ltd.	16,300	159,107
	Shinmaywa Industries Ltd.	23,100	282,966
	Shinnihon Corp.	13,600	179,286
#	Shinnihonseiyaku Co. Ltd.	6,100	77,313
	Shinsho Corp.	6,000	96,356
#	Shinwa Co. Ltd. (7607 JP)	3,900	77,340
	Shionogi & Co. Ltd.	69,700	1,260,266
	Ship Healthcare Holdings, Inc.	31,100	498,221
	Shiseido Co. Ltd.	142,596	2,816,788
	Shizuoka Financial Group, Inc.	47,200	931,021
	Shizuoka Gas Co. Ltd.	27,300	215,217
	SHO-BOND Holdings Co. Ltd.	69,200	572,746
	Shoei Co. Ltd.	14,000	170,638
#	Shoei Foods Corp.	1,600	44,332
	SIGMAXYZ Holdings, Inc.	41,400	155,485
	Siix Corp.	12,200	106,233
*	Simplex Holdings, Inc.	92,800	663,707
#	Sinanen Holdings Co. Ltd.	3,300	136,853
	Sinfonia Technology Co. Ltd.	8,600	699,710
	Sinko Industries Ltd.	15,300	117,085
	Sintokogio Ltd.	4,400	31,537
	SK Kaken Co. Ltd.	3,200	175,965
#	SK-Electronics Co. Ltd.	3,800	81,786
	SKY Perfect JSAT Corp.	63,700	829,719
	SMC Corp.	4,700	2,030,683
	SMK Corp.	600	11,439
#	SMS Co. Ltd.	23,900	331,840
#	Socionext, Inc.	47,700	560,047
#	Soda Nikka Co. Ltd.	6,600	49,716
	Sodick Co. Ltd.	13,800	142,542
	SoftBank Corp.	4,538,000	6,369,435
	SoftBank Group Corp.	677,872	21,114,003
#	Softcreate Holdings Corp.	11,100	144,790
	Software Service, Inc.	1,300	89,425
	Soken Chemical & Engineering Co. Ltd.	10,200	197,318
#	Soliton Systems KK	5,500	66,653

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sony Financial Group, Inc. 8729 JP	2,507,300	$2,430,796
	Sony Group Corp. (6758 JP)	1,002,000	23,415,602
	Sotetsu Holdings, Inc.	14,600	241,236
#	Space Co. Ltd.	6,900	62,538
	Sparx Group Co. Ltd.	9,260	130,416
	SPK Corp.	7,200	62,485
	S-Pool, Inc.	20,800	35,316
	Square Enix Holdings Co. Ltd.	46,800	814,813
	SRA Holdings	7,000	204,041
#	SRE Holdings Corp.	4,000	68,509
#	SRS Holdings Co. Ltd.	12,800	115,081
#	ST Corp.	7,000	66,446
	Star Mica Holdings Co. Ltd.	15,200	144,690
	Startia Holdings, Inc.	700	13,484
	Starts Corp., Inc.	16,500	489,269
#	Stella Chemifa Corp.	5,100	162,503
	Strike Group Co. Ltd.	7,557	62,656
#	Studio Alice Co. Ltd.	1,000	12,440
	Subaru Corp.	120,600	2,052,906
#	Subaru Enterprise Co. Ltd.	2,500	57,165
	Sugi Holdings Co. Ltd.	47,500	841,799
#	Sugimoto & Co. Ltd.	9,800	79,466
#	Suminoe Co. Ltd.	1,200	8,760
	Sumitomo Bakelite Co. Ltd.	3,300	132,138
	Sumitomo Chemical Co. Ltd.	320,680	1,037,659
	Sumitomo Electric Industries Ltd.	383,200	5,071,687
	Sumitomo Forestry Co. Ltd.	116,700	984,296
	Sumitomo Heavy Industries Ltd.	33,900	1,095,883
	Sumitomo Metal Mining Co. Ltd.	35,500	1,784,423
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	325,812	13,999,786
	Sumitomo Mitsui Trust Group, Inc.	354,400	3,644,182
*	Sumitomo Pharma Co. Ltd.	15,900	123,911
	Sumitomo Realty & Development Co. Ltd.	108,800	2,438,679
	Sumitomo Seika Chemicals Co. Ltd.	16,000	122,142
	Sumitomo Warehouse Co. Ltd.	16,200	412,122
		Shares	Value»
JAPAN — (Continued)
	Sun Frontier Fudousan Co. Ltd.	2,300	$36,082
	Sundrug Co. Ltd.	18,200	432,619
	Suntory Beverage & Food Ltd.	17,200	498,663
#	Sun-Wa Technos Corp.	9,800	219,398
	Suzuden Corp.	500	7,729
	Suzuken Co. Ltd.	26,690	851,491
	Suzuki Motor Corp.	280,500	3,661,519
	SWCC Corp.	12,300	847,866
	Sysmex Corp.	186,000	1,878,136
#	System Research Co. Ltd.	7,400	84,874
	System Support Holdings, Inc.	7,700	53,902
#	Systems Engineering Consultants Co. Ltd.	2,000	36,660
	Systena Corp.	72,100	189,920
#	Syuppin Co. Ltd.	9,100	76,549
	T Hasegawa Co. Ltd.	17,300	351,280
	T&D Holdings, Inc.	84,600	2,666,239
	Tachikawa Corp.	3,500	57,725
	Tachi-S Co. Ltd.	10,700	150,785
	Tadano Ltd.	29,200	242,663
	Taihei Dengyo Kaisha Ltd.	15,000	225,066
#	Taiho Kogyo Co. Ltd.	3,300	22,582
	Taikisha Ltd.	16,000	419,276
	Taiko Bank Ltd.	1,100	17,744
	Taisei Corp.	21,200	1,717,251
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	1,300	20,624
	Taisei Oncho Co. Ltd.	1,900	60,173
	Taiyo Holdings Co. Ltd.	61,192	1,805,028
	Takamatsu Construction Group Co. Ltd.	7,500	174,774
#	Takaoka Toko Co. Ltd.	4,100	175,486
	Takara & Co. Ltd.	5,100	135,874
	Takara Holdings, Inc.	36,723	479,086
	Takara Standard Co. Ltd.	8,400	158,191
	Takasago International Corp.	40,000	301,443
	Takasago Thermal Engineering Co. Ltd.	42,100	1,114,903
	Takashima & Co. Ltd.	10,400	52,825
	Takashimaya Co. Ltd.	67,600	966,400
	TAKEBISHI Corp.	4,600	69,987

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	214,730	$7,372,889
	Takeuchi Manufacturing Co. Ltd.	20,600	953,909
#	Taki Chemical Co. Ltd.	1,500	46,562
#	Takihyo Co. Ltd.	800	12,232
#	Tama Home Co. Ltd.	8,100	154,456
#	Tanseisha Co. Ltd.	4,300	37,448
	Tayca Corp.	3,500	48,363
#	Tazmo Co. Ltd.	2,000	48,812
	TBS Holdings, Inc.	10,200	383,908
#	TDC Soft, Inc.	23,100	153,673
	TechMatrix Corp.	23,800	306,798
	Techno Medica Co. Ltd.	2,500	31,294
	Techno Ryowa Ltd.	4,800	167,285
	Techno Smart Corp.	1,700	19,821
#	Technoflex Corp.	1,200	35,611
	Teijin Ltd.	30,242	308,212
#	Teikoku Corp.	4,000	83,739
	Teikoku Sen-I Co. Ltd.	5,800	123,914
#	Tekken Corp.	3,800	103,998
#	Tera Probe, Inc.	900	55,945
	Terumo Corp.	59,100	866,991
#	Tess Holdings Co. Ltd.	24,500	102,167
	THK Co. Ltd.	18,800	773,610
	Tigers Polymer Corp.	2,500	15,583
	TIS, Inc.	87,800	2,104,948
	TKC Corp.	11,699	283,915
	Toa Corp. (1885 JP)	18,000	225,806
	Toa Corp. (6809 JP)	7,700	78,145
#	TOA ROAD Corp.	6,900	70,196
	Toagosei Co. Ltd.	38,100	425,906
	TOBISHIMA HOLDINGS, Inc.	5,030	64,915
	Tobu Railway Co. Ltd.	29,900	579,986
	Tocalo Co. Ltd.	21,400	383,832
	Tochigi Bank Ltd.	22,300	131,062
	Toda Corp.	96,300	893,996
	Toei Animation Co. Ltd.	27,000	499,988
	Toei Co. Ltd.	6,100	231,909
	Toell Co. Ltd.	3,900	21,419
	Toenec Corp.	23,500	299,282
	Togami Electric Manufacturing Co. Ltd.	800	26,938
	Toho Co. Ltd. (8142 JP)	9,900	83,939
#	Toho Co. Ltd. (9602 JP)	70,900	680,834
	Toho Gas Co. Ltd.	130,400	944,418
		Shares	Value»
JAPAN — (Continued)
#	Toho Holdings Co. Ltd.	22,900	$577,499
	Tokai Corp.	4,100	62,746
	TOKAI Holdings Corp.	29,800	216,906
	Tokai Rika Co. Ltd.	13,500	266,213
	Tokai Tokyo Financial Holdings, Inc.	49,800	248,716
	Token Corp.	1,520	127,392
	Tokio Marine Holdings, Inc. (8766 JP)	288,300	14,693,600
#	Tokushu Tokai Paper Co. Ltd.	4,800	62,641
	Tokyo Base Co. Ltd.	15,700	37,604
	Tokyo Electron Device Ltd.	15,600	386,356
	Tokyo Electron Ltd.	54,200	18,121,068
	Tokyo Energy & Systems, Inc.	12,500	154,846
	Tokyo Gas Co. Ltd.	66,900	2,582,665
#	Tokyo Keiki, Inc.	2,400	101,605
	Tokyo Kiraboshi Financial Group, Inc.	26,400	277,549
#	Tokyo Metro Co. Ltd.	16,200	148,517
	Tokyo Ohka Kogyo Co. Ltd.	37,800	2,047,166
	Tokyo Printing Ink Manufacturing Co. Ltd.	1,500	13,083
	Tokyo Sangyo Co. Ltd.	11,000	56,925
	Tokyo Seimitsu Co. Ltd.	14,900	1,551,511
	Tokyo Tatemono Co. Ltd.	75,200	1,586,815
	Tokyotokeiba Co. Ltd.	2,300	72,479
	Tokyu Construction Co. Ltd.	24,500	177,928
	Tokyu Corp.	58,683	644,213
	Tokyu Fudosan Holdings Corp.	307,000	2,551,607
	Toli Corp.	19,900	82,985
	Tomato Bank Ltd.	1,200	12,271
#	Tomen Devices Corp.	1,200	155,463
	Tomoe Engineering Co. Ltd.	11,100	134,179
	Tomoku Co. Ltd.	4,400	124,007
#	Tomy Co. Ltd.	43,900	998,634
	TOPPAN Holdings, Inc.	24,740	693,731
	Topre Corp.	8,700	152,399
	Topy Industries Ltd.	1,600	29,299
	Toranvia Co. Ltd.	2,540	14,797
	Toray Industries, Inc.	162,207	1,165,174

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Torishima Pump Manufacturing Co. Ltd.	5,500	$94,478
	Tosei Corp.	28,000	317,697
	Toshiba TEC Corp.	13,300	260,990
	Totech Corp.	18,200	438,677
	Totetsu Kogyo Co. Ltd.	10,900	283,981
	TOTO Ltd.	20,300	881,003
	Towa Pharmaceutical Co. Ltd.	5,300	132,573
	Toyo Denki Seizo KK	1,100	16,144
	Toyo Kanetsu KK	10,200	155,123
	Toyo Seikan Group Holdings Ltd.	52,700	1,339,053
	Toyobo Co. Ltd.	37,323	351,089
	Toyoda Gosei Co. Ltd.	18,600	642,136
	Toyota Boshoku Corp.	37,300	520,472
	Toyota Motor Corp. (7203 JP)	1,423,500	26,939,261
	Toyota Tsusho Corp.	141,100	5,856,403
	TPR Co. Ltd.	11,600	107,744
#	Transaction Co. Ltd.	17,800	133,727
	Transcosmos, Inc.	9,200	218,838
	TRE Holdings Corp.	9,100	114,473
#	Treasure Factory Co. Ltd.	5,100	66,634
	Trend Micro, Inc. (4704 JP)	49,200	1,982,360
#	Tri Chemical Laboratories, Inc.	4,700	94,042
	Trusco Nakayama Corp.	13,000	196,016
	TS Tech Co. Ltd.	20,200	231,711
	TSI Holdings Co. Ltd.	23,500	181,134
	Tsubakimoto Chain Co.	22,500	361,011
	Tsubakimoto Kogyo Co. Ltd.	7,200	128,990
#	Tsuburaya Fields Holdings, Inc.	25,900	391,647
	Tsugami Corp.	18,800	689,893
	Tsukada Global Holdings, Inc.	5,200	19,721
	Tsukishima Holdings Co. Ltd.	6,100	103,912
#	Tsuruha Holdings, Inc.	73,050	1,115,163
	Tsurumi Manufacturing Co. Ltd.	9,800	135,305
	Tsutsumi Jewelry Co. Ltd.	2,500	39,847
	Tsuzuki Denki Co. Ltd.	5,300	126,049
		Shares	Value»
JAPAN — (Continued)
	TV Asahi Holdings Corp.	9,700	$190,151
	Tv Tokyo Holdings Corp.	4,300	92,814
	TYK Corp.	7,300	31,639
	UACJ Corp.	68,400	998,389
	Uchida Yoko Co. Ltd.	13,500	180,967
	Ueki Corp.	1,200	20,360
	Ukai Co. Ltd.	100	2,134
#	ULS Group, Inc.	14,000	49,453
	Umios Corp.	62,400	511,340
#	U-Next Holdings Co. Ltd.	28,800	309,184
	Unicharm Corp.	115,800	734,514
	Unipres Corp.	10,900	90,617
#	UNISOL Holdings Corp.	9,741	174,841
	United Arrows Ltd.	9,900	150,848
#	United Super Markets Holdings, Inc.	16,231	83,741
#	Urbanet Corp. Co. Ltd.	17,700	55,660
#	User Local, Inc.	2,500	28,400
	Ushio, Inc.	13,200	306,334
	USS Co. Ltd.	136,600	1,725,104
	UT Group Co. Ltd.	228,000	262,578
	Valor Holdings Co. Ltd.	16,600	338,826
	Valqua Ltd.	10,100	403,777
	Valuence Holdings, Inc.	1,900	21,741
	Vector, Inc.	14,400	160,036
	Vertex Corp.	9,600	78,942
	Vision, Inc.	19,500	126,168
#*	Visional, Inc.	16,899	931,141
	Vital KSK Holdings, Inc.	22,300	233,632
	VT Holdings Co. Ltd.	31,700	97,743
#	Wacoal Holdings Corp.	17,700	488,082
	Wacom Co. Ltd.	67,200	324,141
#	Wakachiku Construction Co. Ltd.	2,300	51,696
	Wakita & Co. Ltd.	15,300	183,827
#	Waseda Academy Co. Ltd.	3,600	56,158
#	Watahan & Co. Ltd.	7,500	61,716
#	WDB Holdings Co. Ltd.	4,700	53,502
	Weathernews, Inc.	6,400	81,025
	Wellneo Sugar Co. Ltd.	700	12,132
	Wellnet Corp.	4,700	18,954
#	West Holdings Corp.	14,884	233,814
#	Will Group, Inc.	8,500	57,742
#*	WingArc1st, Inc.	12,700	254,892
	Workman Co. Ltd.	6,434	235,984

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	World Co. Ltd.	20,400	$205,177
	World Holdings Co. Ltd.	4,000	66,342
	Wowow, Inc.	1,799	11,410
	Xebio Holdings Co. Ltd.	9,800	67,448
#	YAC Holdings Co. Ltd.	4,599	32,408
	Yagi & Co. Ltd.	4,200	47,738
	Yahagi Construction Co. Ltd.	12,700	151,047
#	YAKUODO Holdings Co. Ltd.	2,800	30,272
	YAMABIKO Corp.	14,200	341,885
	YAMADA Consulting Group Co. Ltd.	7,800	82,784
	Yamada Corp.	300	14,162
	Yamada Holdings Co. Ltd.	104,362	466,151
	Yamae Group Holdings Co. Ltd.	6,000	105,422
	Yamaha Corp.	66,600	516,258
	Yamaha Motor Co. Ltd.	200,100	1,673,812
	Yamaichi Electronics Co. Ltd.	200	10,383
	Yamatane Corp.	5,500	72,603
	Yamato Corp.	10,100	125,904
	Yamato Holdings Co. Ltd.	35,400	459,392
	Yamato Kogyo Co. Ltd.	7,000	589,289
#	Yamaura Corp.	2,700	25,312
	Yamazaki Baking Co. Ltd.	27,700	585,378
	Yamazen Corp.	26,000	288,036
	Yaskawa Electric Corp.	30,700	914,178
	Yasuda Logistics Corp.	5,700	90,412
	YE DIGITAL Corp.	3,000	23,149
	Yellow Hat Ltd.	29,000	328,372
	Yodoko Ltd.	51,000	441,679
	Yokogawa Bridge Holdings Corp.	14,300	264,574
	Yokogawa Electric Corp.	23,800	848,820
	Yokohama Financial Group, Inc.	111,700	1,271,459
	Yokowo Co. Ltd.	2,800	68,942
	Yondenko Corp.	17,400	218,000
	Yondoshi Holdings, Inc.	5,400	70,106
#	Yonex Co. Ltd.	23,600	384,012
#	Yorozu Corp.	3,200	17,890
#	Yossix Holdings Co. Ltd.	1,900	38,676
		Shares	Value»
JAPAN — (Continued)
	Yotai Refractories Co. Ltd.	400	$4,393
	Yuasa Co. Ltd.	7,200	261,164
	Yurtec Corp.	19,500	290,431
	Zacros Corp.	28,800	242,092
	Zaoh Co. Ltd.	2,300	35,899
	Zenitaka Corp.	600	31,360
	Zenkoku Hosho Co. Ltd.	44,300	870,098
#	Zenrin Co. Ltd.	12,200	69,327
	Zeon Corp.	53,800	754,465
#	ZIGExN Co. Ltd.	29,700	78,236
#	Zojirushi Corp.	5,600	50,563
	ZOZO, Inc.	147,600	1,064,301
#	Zuiko Corp.	4,200	24,126
	Zuken, Inc.	400	12,133
TOTAL JAPAN			891,801,399
NETHERLANDS — (6.0%)
	Aalberts NV	18,617	922,028
	ABN AMRO Bank NV	175,938	7,958,997
#	Acomo NV	14,752	404,771
	Aegon Ltd. (AEG US)	290,070	2,738,261
#	Aegon Ltd. (AGN NA)	376,088	3,574,115
#	Akzo Nobel NV	89,927	6,298,744
	Allfunds Group PLC	195,185	1,992,628
#	AMG Critical Materials NV	10,925	373,979
	Aperam SA	22,613	1,194,482
#	Arcadis NV	35,876	1,688,386
	ASM International NV	7,302	6,762,738
	ASML Holding NV (ASML NA)	6,365	10,489,021
	ASML Holding NV (ASML US)	64,223	104,617,641
	ASR Nederland NV	140,206	11,462,799
*Ω	Basic-Fit NV	20,658	826,494
	BE Semiconductor Industries NV	17,813	4,084,856
#	Brunel International NV	7,330	63,382
*	CM.com NV	5,683	46,022
	Coca-Cola Europacific Partners PLC	44,682	4,949,001
	Corbion NV	15,225	332,727
Ω	CTP NV	47,198	852,848
#	DSM-Firmenich AG	22,949	2,474,080
*	Flow Traders Ltd.	8,690	265,164
	Fugro NV	35,052	342,646
	Havas NV	26,378	564,826
	Heineken NV	31,203	2,825,129
	IMCD NV	16,137	1,767,903
	ING Groep NV (INGA NA)	587,920	20,660,418
	Kendrion NV	3,978	87,687
	Koninklijke Ahold Delhaize NV (AD NA)	240,765	9,523,466

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke BAM Groep NV	132,137	$1,772,034
	Koninklijke Heijmans NV	16,526	1,787,759
#	Koninklijke KPN NV	2,481,586	11,717,651
#	Koninklijke Philips NV (PHG US)	99,350	2,612,901
	Koninklijke Philips NV (PHIA NA)	108,982	2,871,440
	Koninklijke Vopak NV	20,583	1,165,197
#*	Magnum Ice Cream Co. NV MICC US	48,559	903,683
	Nedap NV	1,163	129,139
	NN Group NV	153,865	14,503,489
#	PostNL NV	135,487	140,591
#	Prosus NV (PRX NA)	166,825	7,752,824
	Randstad NV	29,170	1,233,187
	SBM Offshore NV	117,153	4,375,184
Ω	Signify NV	23,114	395,078
#	Sligro Food Group NV	8,385	101,993
	TKH Group NV	16,137	795,649
	Universal Music Group NV	201,324	3,321,756
	Van Lanschot Kempen NV	13,558	1,018,888
#	Wolters Kluwer NV	76,677	6,019,804
TOTAL NETHERLANDS			272,763,486
NEW ZEALAND — (0.3%)
#	a2 Milk Co. Ltd.	93,935	456,003
	Auckland International Airport Ltd.	219,017	1,122,943
	Briscoe Group Ltd.	8,008	21,717
	Channel Infrastructure NZ Ltd.	307,092	617,282
	Chorus Ltd. (CHRYY US), ADR	880	24,332
#	Chorus Ltd. (CNU NZ)	190,810	1,058,308
	Contact Energy Ltd.	92,791	496,215
	EBOS Group Ltd.	38,233	495,680
	Fisher & Paykel Healthcare Corp. Ltd., Class C	73,142	1,749,322
	Freightways Group Ltd.	73,283	597,197
#*	Gentrack Group Ltd.	14,487	30,770
	Hallenstein Glasson Holdings Ltd.	28,311	177,615
#	Heartland Group Holdings Ltd.	380,829	278,146
	Infratil Ltd.	82,265	714,124
	Investore Property Ltd.	129,942	81,443
	Mainfreight Ltd.	10,461	426,547
	Mercury NZ Ltd.	102,465	404,340
		Shares	Value»
NEW ZEALAND — (Continued)
	Meridian Energy Ltd.	171,254	$574,263
	Napier Port Holdings Ltd.	4,632	9,816
#	NZME Ltd. (NZM AU)	3,265	2,033
	NZX Ltd.	164,695	144,486
*	Oceania Healthcare Ltd.	109,387	48,603
	Port of Tauranga Ltd.	34,021	162,155
*	Ryman Healthcare Ltd.	62,927	79,417
#	Scales Corp. Ltd.	65,943	252,243
#	Skellerup Holdings Ltd.	99,190	406,098
	SKY Network Television Ltd.	76,616	146,643
#*	SKYCITY Entertainment Group Ltd.	103,244	37,642
	Spark New Zealand Ltd.	700,036	791,434
	Summerset Group Holdings Ltd.	52,928	259,561
	TOWER Ltd.	174,508	191,520
	Turners Automotive Group Ltd.	14,088	67,565
	Vector Ltd.	66,685	194,349
#*	Vista Group International Ltd.	82,312	119,378
TOTAL NEW ZEALAND			12,239,190
NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	123,021	93,505
	AF Gruppen ASA	15,106	302,321
	Aker Solutions ASA	173,288	771,442
	AKVA Group ASA	2,751	37,433
	Archer Ltd.	33,998	89,182
	Arendals Fossekompani ASA	1,559	30,284
	Atea ASA	44,322	804,260
	B2 Impact ASA	72,702	186,674
#	Borregaard ASA	5,426	90,429
	Bouvet ASA	17,898	85,568
Ω	Bw Lpg Ltd. BWLP US	14,233	321,097
Ω	BW LPG Ltd. BWLPG NO	4,341	99,514
	BW Offshore Ltd.	49,905	245,903
*	Cloudberry Clean Energy ASA	121,222	165,246
	DNB Bank ASA	161,006	5,184,168
	DOF Group ASA	53,156	696,973
Ω	Elmera Group ASA	65,723	315,913
	Elopak ASA	76,869	295,185
Ω	Entra ASA	19,410	216,890
Ω	Europris ASA	101,496	914,398

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#	Gjensidige Forsikring ASA	42,852	$1,278,315
#	Grieg Seafood ASA	17,155	54,726
#Ω	Kid ASA	9,997	137,551
	Kitron ASA	67,277	615,453
*	Kongsberg Automotive ASA	323,369	74,026
#	Kongsberg Gruppen ASA	104,609	3,259,985
*	Kongsberg Maritime AS	104,609	590,404
	Leroy Seafood Group ASA	37,387	164,087
#*	LINK Mobility Group Holding ASA	145,798	394,693
	Medistim ASA	3,403	81,536
	Mowi ASA	38,126	816,481
#Ω	Multiconsult ASA	5,960	95,216
*	Napatech AS	3,698	15,073
#	Norbit ASA	7,470	138,613
	Norconsult Norge AS	26,539	108,821
#*	Nordic Semiconductor ASA	29,568	499,579
	Norsk Hydro ASA	74,986	691,673
*	Northern Ocean Ltd.	33,584	26,658
#*	NRC Group ASA	35,715	29,288
*	Nykode Therapeutics ASA	42,265	15,101
	Odfjell Drilling Ltd.	56,536	544,546
	Odfjell Technology Ltd.	11,092	68,131
	Orkla ASA	47,569	528,394
*	Otello Corp. ASA	9,524	18,150
	Paratus Energy Services Ltd.	6,431	32,488
	Pareto Bank ASA	16,478	106,738
	Pexip Holding ASA	12,536	106,732
*	PhotoCure ASA	6,697	37,583
	Protector Forsikring ASA	29,820	1,551,668
*	Reach Subsea ASA	33,893	18,475
	Rogaland Sparebank	2,049	32,473
#	Salmar ASA	6,070	330,915
	SATS ASA	20,401	90,117
*Ω	Scatec ASA	72,506	701,135
#	SED Energy Holdings PLC	111,844	93,800
	Selvaag Bolig ASA	22,992	81,159
	SpareBank 1 Helgeland	613	10,146
	Sparebank 1 Oestlandet	19,503	400,836
	SpareBank 1 Sor-Norge ASA	65,535	1,468,115
	Sparebanken More	21,000	246,889
	Sparebanken Norge	6,826	141,900
	Storebrand ASA	215,885	4,595,183
	Subsea 7 SA	79,040	2,670,667
		Shares	Value»
NORWAY — (Continued)
	TGS ASA	77,862	$1,055,153
*	Thor Medical ASA	64,307	39,365
	TOMRA Systems ASA	30,260	336,328
	Veidekke ASA	43,427	864,023
#	Vend Marketplaces ASA	19,547	495,865
	Wilh Wilhelmsen Holding ASA, Class A	5,329	433,202
	Wilh Wilhelmsen Holding ASA, Class B	1,503	113,448
*	Zaptec ASA	6,781	32,489
TOTAL NORWAY			37,279,777
PORTUGAL — (0.3%)
#	Altri SGPS SA	26,741	146,131
	Banco Comercial Portugues SA, Class R	2,607,658	3,212,908
	CTT-Correios de Portugal SA	33,316	236,951
	EDP Renewables SA	145,064	2,250,949
	EDP SA (EDP PL)	993,443	5,115,537
#	Ibersol SGPS SA	5,326	58,798
#	Navigator Co. SA	51,006	191,729
	NOS SGPS SA	103,702	577,191
	REN - Redes Energeticas Nacionais SGPS SA	167,843	668,158
	Sonae SGPS SA	427,256	1,003,609
TOTAL PORTUGAL			13,461,961
SINGAPORE — (1.0%)
	AEM Holdings Ltd.	39,543	254,378
	Aztech Global Ltd.	48,500	25,300
	Boustead Singapore Ltd.	115,185	177,843
	BRC Asia Ltd.	23,800	79,016
	Bukit Sembawang Estates Ltd.	73,400	281,881
	China Aviation Oil Singapore Corp. Ltd.	148,900	201,871
	China Sunsine Chemical Holdings Ltd.	198,500	104,437
	City Developments Ltd.	281,700	1,722,857
#	CSE Global Ltd.	236,315	220,830
	DBS Group Holdings Ltd.	275,304	15,884,132
	DFI Retail Group Holdings Ltd.	60,000	237,225

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*††	Ezion Holdings Ltd.	350,280	$0
#*††	Ezra Holdings Ltd.	140,402	0
	Far East Orchard Ltd.	19,400	16,013
	Food Empire Holdings Ltd.	127,920	242,457
	Frasers Property Ltd.	89,600	72,624
	Frencken Group Ltd.	61,700	118,874
	Genting Singapore Ltd.	994,600	492,278
	GuocoLand Ltd.	129,966	230,972
	Haw Par Corp. Ltd.	45,400	569,616
	Ho Bee Land Ltd.	89,300	142,585
	Hong Fok Corp. Ltd.	87,200	59,778
	Hong Leong Finance Ltd.	44,100	85,917
	Hongkong Land Holdings Ltd.	152,900	1,239,826
	Hotel Grand Central Ltd.	19,700	10,971
	Hour Glass Ltd.	84,500	181,535
	HRnetgroup Ltd.	119,200	68,732
#	iFAST Corp. Ltd.	51,900	367,773
	ISDN Holdings Ltd.	71,160	35,811
	Keppel Ltd.	346,900	3,098,149
	LHN Ltd.	30,700	13,284
	Mermaid Maritime PCL	242,300	19,489
	Metro Holdings Ltd.	122,900	44,133
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	22,400	18,537
	Netlink NBN Trust	773,900	608,959
	OUE Ltd.	49,300	38,472
	Oversea-Chinese Banking Corp. Ltd.	232,945	5,290,932
*	Oxley Holdings Ltd.	373,865	20,975
	Pacific Century Regional Developments Ltd.	48,300	18,821
	Pan-United Corp. Ltd.	105,900	132,833
	Propnex Ltd.	69,200	99,781
	Q&M Dental Group Singapore Ltd.	53,280	23,067
	Raffles Medical Group Ltd.	154,100	105,780
	SATS Ltd.	135,900	501,051
	Seatrium Ltd.	774,320	1,297,213
	SIA Engineering Co. Ltd.	44,900	108,568
	Singapore Exchange Ltd.	88,300	1,683,368
	Singapore Land Group Ltd.	68,500	176,303
	Singapore Post Ltd.	374,200	99,194
	Singapore Technologies Engineering Ltd.	316,400	2,486,203
		Shares	Value»
SINGAPORE — (Continued)
	Straits Trading Co. Ltd.	80,806	$100,665
*††	Swiber Holdings Ltd.	50,250	0
*	Thomson Medical Group Ltd.	916,800	37,859
	UMS Integration Ltd.	15,500	27,522
	United Overseas Bank Ltd.	94,500	3,195,902
	UOL Group Ltd.	187,851	1,449,519
	Valuetronics Holdings Ltd.	129,110	107,748
	Venture Corp. Ltd.	29,500	367,564
	Vicom Ltd.	32,400	45,764
#	Wee Hur Holdings Ltd.	274,100	145,300
#	Wing Tai Holdings Ltd.	246,500	301,355
	Yangzijiang Shipbuilding Holdings Ltd.	718,400	2,192,926
TOTAL SINGAPORE			46,982,768
SPAIN — (3.4%)
	Acciona SA	19,136	5,263,261
	Acerinox SA	51,591	1,038,808
Ω	Aena SME SA	89,400	2,756,009
*	Airtificial Intelligence Structures SA	82,938	8,809
	Alantra Partners SA	1,564	18,405
	Almirall SA	19,424	249,316
	Amadeus IT Group SA	143,660	8,866,260
	Atresmedia Corp. de Medios de Comunicacion SA	39,441	236,549
#	Audax Renovables SA	89,063	123,421
	Azkoyen SA	4,058	49,591
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	491,782	13,785,577
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	52,384	1,464,133
	Banco de Sabadell SA	2,576,619	9,892,211
	Banco Santander SA (SAN SM)	2,061,320	29,316,646
	Bankinter SA	299,967	5,517,868
	CaixaBank SA	895,177	13,003,640
Ω	Cellnex Telecom SA	119,124	3,700,474
	Construcciones y Auxiliar de Ferrocarriles SA	13,228	1,046,093

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Corp. ACCIONA Energias Renovables SA	27,024	$676,554
*	Deoleo SA	62,331	23,456
*	Distribuidora Internacional de Alimentacion SA	2,577	118,038
	Elecnor SA	17,817	704,571
	Enagas SA	62,007	1,208,678
#*	Ence Energia y Celulosa SA	19,729	58,584
	Endesa SA	34,501	1,680,024
	Faes Farma SA	97,892	514,059
	Ferrovial NV	50,012	3,276,087
	Fluidra SA	22,382	497,693
Ω	Gestamp Automocion SA	40,092	135,327
Ω	Global Dominion Access SA	32,275	105,371
*	Grenergy Renovables SA	7,794	826,978
	Grifols SA	55,856	641,939
	Iberdrola SA IBE SM	505,719	12,012,638
	Indra Sistemas SA	40,975	2,693,965
	Industria de Diseno Textil SA	303,676	19,818,990
	Laboratorios Farmaceuticos Rovi SA	5,433	366,813
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	153,281	226,384
	Mapfre SA	447,822	2,289,897
Ω	Neinor Homes SA	15,557	284,902
*	Obrascon Huarte Lain SA	124,337	62,048
	Pharma Mar SA	2,056	187,490
	Prim SA	1,123	17,306
Ω	Prosegur Cash SA	43,253	33,352
*	Realia Business SA	166,736	195,845
	Redeia Corp. SA	59,508	1,049,545
	Sacyr SA	108,499	589,811
*	Solaria Energia y Medio Ambiente SA	47,965	928,184
*Ω	Talgo SA	11,746	36,980
*	Tecnicas Reunidas SA	38,833	1,264,357
	Telefonica SA (TEF SM)	744,555	3,074,036
#	Tubacex SA	62,094	217,909
Ω	Unicaja Banco SA	502,777	1,933,303
TOTAL SPAIN			154,088,185
SWEDEN — (3.7%)
Ω	AcadeMedia AB	38,662	405,749
		Shares	Value»
SWEDEN — (Continued)
#	AddLife AB, Class B	43,022	$731,304
	Addnode Group AB	40,906	164,793
	AddTech AB, Class B	88,465	3,218,898
	AFRY AB	45,468	491,497
	Alfa Laval AB	51,089	3,023,348
Ω	Alimak Group AB	28,956	388,828
	Alleima AB	87,037	1,034,404
	Alligo AB, Class B	9,797	142,342
	Altra Fastigheter AB	30,559	250,195
Ω	Ambea AB	56,626	858,333
*	Annehem Fastigheter AB, Class B	20,118	33,954
	AQ Group AB	12,285	264,695
	Arjo AB, Class B	28,642	81,470
*	Asmodee Group AB, Class B	66,427	1,036,641
	Assa Abloy AB, Class B	86,434	3,207,199
	Atlas Copco AB (ATCOA SS), Class A	416,508	8,800,738
	Atlas Copco AB (ATCOB SS), Class B	274,818	5,077,962
	Atrium Ljungberg AB, Class B	75,650	211,333
Ω	Attendo AB	61,872	711,641
#	Avanza Bank Holding AB	85,894	3,524,750
	Axfood AB	49,862	1,272,547
	Beijer Alma AB	16,990	531,815
	Beijer Ref AB, Class B	45,857	647,148
	Bergman & Beving AB	16,194	466,467
	Betsson AB, Class B	70,249	678,979
#*	Better Collective AS	2,771	35,252
*	BHG Group AB	59,540	120,852
	Bilia AB, Class A	51,649	836,716
	Billerud AB	28,926	230,649
Ω	BioArctic AB	16,943	578,492
	BioGaia AB, Class B	45,491	552,559
	Bjorn Borg AB	8,728	59,438
	Boliden AB	105,742	5,320,680
*	Bonava AB, Class B	72,533	76,608
#*Ω	Boozt AB	24,224	425,228
Ω	Bravida Holding AB	105,011	1,446,925
	Bufab AB	56,260	794,796
	Bure Equity AB	21,799	596,660
	Byggmax Group AB	33,690	182,841
*	Camurus AB	11,538	752,695
*	Carasent AB	12,948	33,506
#	Castellum AB	76,895	1,079,245
	Catella AB	12,079	25,448
	Catena AB	11,657	484,281
#	Cibus Real Estate AB publ	16,336	246,488

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Clas Ohlson AB, Class B	39,038	$1,719,950
	Cloetta AB, Class B	74,040	444,607
Ω	Coor Service Management Holding AB	55,745	277,149
	Corem Property Group AB (CORED SS), Class D	2,536	61,049
*	Ctek AB	13,883	20,488
	CTT Systems AB	2,248	29,620
	Dios Fastigheter AB	28,555	197,355
	Duni AB	8,229	68,225
*Ω	Dustin Group AB	247,773	47,161
#	Dynavox Group AB	22,987	173,395
	Eastnine AB	14,357	70,658
*	Electrolux AB, Class B	196,707	575,924
	Electrolux Professional AB, Class B	100,939	503,207
	Elekta AB, Class B	99,994	508,709
*	Embracer Group AB	40,136	284,577
*	Enad Global 7 AB	18,025	38,589
*	Enea AB	4,615	28,604
	Engcon AB	11,770	81,338
	Ependion AB	3,773	61,689
	Epiroc AB (EPIA SS), Class A	119,387	3,060,680
	Epiroc AB (EPIB SS), Class B	73,342	1,608,066
	EQT AB	21,603	733,762
*Ω	Evolution AB	42,373	3,233,962
	Ework Group AB	2,254	14,055
	Fabege AB	97,248	762,690
	Fagerhult Group AB	7,043	12,884
*	Fastighets AB Balder, Class B	79,516	435,209
	Fastighets AB Trianon	12,292	23,610
*	Fastighetsbolaget Emilshus AB, Class B	4,109	22,465
	FastPartner AB (FPARA SS), Class A	6,867	30,749
	FastPartner AB (FPARD SS), Class D	6,387	47,916
	Getinge AB, Class B	63,348	1,578,971
	Granges AB	59,043	1,111,958
#	H & M Hennes & Mauritz AB, Class B	98,108	1,796,724
	Hanza AB	4,885	68,935
	Heba Fastighets AB, Class B	14,702	37,803
	Hemnet Group AB	29,951	264,430
		Shares	Value»
SWEDEN — (Continued)
	Hexagon AB, Class B	82,775	$817,036
*	Hexatronic Group AB	54,874	218,587
	Hexpol AB	82,803	770,728
	HMS Networks AB	9,423	488,056
Ω	Hoist Finance AB	36,279	822,711
#	Holmen AB (HOLMB SS), Class B	21,103	715,667
	Hufvudstaden AB, Class A	39,757	506,273
	Humana AB	18,614	123,378
*	Humble Group AB	40,493	24,205
	Husqvarna AB (HUSQA SS), Class A	6,401	25,982
	Husqvarna AB (HUSQB SS), Class B	103,485	423,025
	Indutrade AB	59,512	1,494,172
	Instalco AB	37,794	148,573
	INVISIO AB	15,116	330,276
	Inwido AB	19,762	356,395
#	JM AB	46,900	606,884
	John Mattson Fastighetsforetagen AB	6,794	42,628
	Kabe Group AB, Class B	1,160	22,896
*	Karnov Group AB	18,371	135,425
	Klarabo Sverige AB, Class B	19,376	29,420
	KNOW IT AB	8,855	85,809
	Lagercrantz Group AB, Class B	85,860	2,018,969
	Lifco AB, Class B	46,402	1,580,363
	Lime Technologies AB	2,759	64,507
	Lindab International AB	22,717	296,069
	Logistea AB, Class B	52,810	74,086
	Loomis AB	18,478	1,019,699
*	Medcap AB	3,271	188,815
	Medicover AB, Class B	16,981	402,427
	MEKO AB	13,105	105,798
	Micro Systemation AB, Class B	5,726	54,115
	Midsona AB, Class B	23,766	29,499
*	Modern Times Group MTG AB, Class B	60,348	829,050
	Momentum Group AB	5,204	77,731
Ω	Munters Group AB	55,652	990,621
	Mycronic AB	61,519	2,032,711
	NCAB Group AB	48,072	347,046
	NCC AB, Class B	44,361	791,862
	Nederman Holding AB	7,369	99,406
*	Neobo Fastigheter AB	24,965	48,675

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Net Insight AB, Class B	46,248	$10,726
	New Wave Group AB, Class B	35,622	353,425
	Nibe Industrier AB, Class B	155,070	621,603
	Nivika Fastigheter AB, Class B	9,301	36,392
#*	Nobia AB	24,232	37,375
	Nolato AB, Class B	24,244	124,204
	Nordnet AB publ	62,336	2,388,040
*	Norion Bank AB	50,476	310,275
*	Note AB	6,619	100,066
#	NP3 Fastigheter AB	10,674	296,791
*	Octave Intelligence PLC, SDR	8,277	148,378
	OEM International AB, Class B	45,371	837,353
	Pandox AB	39,682	737,912
	Peab AB, Class B	57,607	570,624
	Platzer Fastigheter Holding AB, Class B	23,851	184,461
	PPI Public Property Invest AB, Class A	27,280	54,920
	Prevas AB, Class B	1,743	12,859
	Proact IT Group AB	8,211	106,355
	RaySearch Laboratories AB	14,641	275,542
	Rejlers AB	7,105	117,715
	Rusta AB	20,643	190,978
	Rvrc Holding AB	56,231	359,392
	Saab AB, Class B	27,844	1,749,655
	Sagax AB (SAGAA SS), Class A	309	5,455
#	Sagax AB (SAGAB SS), Class B	33,461	588,191
*	Salix Group AB	4,339	27,659
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	277,540	95,657
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	18,499	11,944
	Sandvik AB	129,240	4,832,895
Ω	Scandic Hotels Group AB	91,538	814,512
*	Sdiptech AB, Class B	11,436	290,707
	Sectra AB, Class B	69,815	1,959,603
	Securitas AB, Class B	126,576	2,033,362
*Ω	Sinch AB	239,029	1,010,915
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	327,012	7,662,709
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	3,672	$87,492
	Skanska AB, Class B	71,874	2,016,802
	SKF AB (SKFA SS), Class A	2,962	80,430
	SKF AB (SKFB SS), Class B	49,068	1,328,135
	SkiStar AB	27,008	473,223
*	Smartcraft Group AB	7,109	11,615
	Softronic AB, Class B	10,417	24,468
	Solid Forsakring AB	5,045	56,465
*	Stendorren Fastigheter AB	4,794	92,020
	Stenhus Fastigheter I Norden AB	39,732	51,531
#*	Stillfront Group AB	128,609	89,607
	Storskogen Group AB, Class B	572,768	642,148
	Svedbergs Group AB	12,363	75,027
	Svenska Cellulosa AB SCA (SCAA SS), Class A	5,252	59,528
	Svenska Cellulosa AB SCA (SCAB SS), Class B	95,228	1,082,661
#	Svenska Handelsbanken AB (SHBA SS), Class A	267,461	4,089,628
#	Svenska Handelsbanken AB (SHBB SS), Class B	6,334	154,644
	Sweco AB, Class B	82,748	1,168,218
	Swedbank AB, Class A	138,165	5,526,594
*	Swedish Logistic Property AB, Class B	17,170	66,533
*	Swedish Orphan Biovitrum AB	49,382	2,447,185
	Synsam AB	75,586	449,988
	Systemair AB	33,125	290,812
	Tele2 AB, Class B	243,542	4,219,142
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	45,200	443,412
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,510	64,375

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	401,321	$3,947,668
	Telia Co. AB	622,791	2,886,141
Ω	Thule Group AB	29,701	683,723
	Trelleborg AB, Class B	20,576	914,686
#	Troax Group AB	9,144	134,966
#	VBG Group AB, Class B	4,446	152,431
*	Vestum AB	15,230	25,641
#*	Vimian Group AB	7,817	27,864
	Vitec Software Group AB, Class B	5,057	122,359
	Vitrolife AB	2,728	24,664
	Volati AB	4,339	11,190
	Volvo AB (VOLVA SS), Class A	48,000	1,840,065
	Volvo AB (VOLVB SS), Class B	335,482	12,832,767
#*	Volvo Car AB, Class B	165,661	351,345
	Wallenstam AB, Class B	147,862	642,007
	Wihlborgs Fastigheter AB	119,878	974,987
	XANO Industri AB, Class B	7,057	36,745
*	XSpray Pharma AB XSPRAY SS	4,332	7,659
TOTAL SWEDEN			170,080,368
SWITZERLAND — (8.5%)
	ABB Ltd.	257,472	25,401,904
	Accelleron Industries AG (ACLLY US), ADR	1,336	121,656
	Accelleron Industries AG (ACLN SW)	46,024	4,166,828
	Adecco Group AG	27,522	769,274
#	Alcon AG ALC US	51,496	3,550,134
	Allreal Holding AG	8,736	2,285,244
	ALSO Holding AG	3,802	909,651
	APG SGA SA	611	150,873
#*	Arbonia AG	4,301	20,488
#*	Aryzta AG	2,851	187,302
	Banque Cantonale de Geneve	7,319	294,138
	Banque Cantonale Vaudoise	12,119	1,901,132
#	Barry Callebaut AG	1,085	1,511,647
	Belimo Holding AG	5,174	5,395,410
	Berner Kantonalbank AG	2,673	1,271,951
	BKW AG	8,476	1,400,251
		Shares	Value»
SWITZERLAND — (Continued)
	Bossard Holding AG, Class A	2,376	$665,696
	Bucher Industries AG	2,910	1,143,315
#	Burckhardt Compression Holding AG	1,848	1,107,729
	Burkhalter Holding AG	2,811	475,995
#	Bystronic AG	462	79,717
	Calida Holding AG	727	13,758
*	Carlo Gavazzi Holding AG	142	27,459
	Cembra Money Bank AG	15,276	1,698,375
	Cham Swiss Properties AG	1,743	51,808
#*	Cicor Technologies Ltd.	415	60,383
	Cie Financiere Tradition SA, Class BR	443	162,222
	Clariant AG	42,279	480,433
#	Coltene Holding AG	840	50,957
	Daetwyler Holding AG, Class BR	1,414	240,610
	DKSH Holding AG	22,673	1,882,215
	dormakaba Holding AG	13,160	948,249
	EFG International AG	46,629	927,734
	Emmi AG	816	876,514
#	EMS-Chemie Holding AG	2,493	2,524,507
	Flughafen Zurich AG	8,362	2,458,028
	Forbo Holding AG	49	55,529
	Galderma Group AG	22,652	4,929,331
Ω	Galenica AG	35,154	3,734,467
	Geberit AG	12,147	8,003,663
#	Georg Fischer AG	14,840	951,549
#	Givaudan SA	2,011	8,037,673
	Glarner Kantonalbank	1,134	35,328
	Helvetia Baloise Holding AG	42,734	11,459,949
	Hiag Immobilien Holding AG	801	130,907
	Huber & Suhner AG	8,082	1,905,057
	Implenia AG	4,981	395,215
	Inficon Holding AG	4,862	980,892
	Interroll Holding AG	226	378,959
	Intershop Holding AG	2,180	464,260
	Investis Holding SA	1,724	324,516
	Julius Baer Group Ltd.	86,265	7,584,468
	Jungfraubahn Holding AG	1,857	599,662
	Kardex Holding AG	2,489	732,479
	Kuehne & Nagel International AG	18,535	4,720,154

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Landis & Gyr Group AG	11,999	$679,722
	Lastminute.com NV	3,748	60,542
	Liechtensteinische Landesbank AG	5,939	829,214
#	Logitech International SA (LOGI US)	10,148	1,039,967
	Logitech International SA (LOGN SW)	29,073	2,969,234
	Luzerner Kantonalbank AG	5,175	713,766
Ω	Medacta Group SA	3,288	538,981
Ω	Medmix AG	1,555	17,042
#	Meier Tobler Group AG	2,096	87,658
#*	Metall Zug AG, Class B	50	48,892
	Mikron Holding AG	2,295	48,345
	Mobilezone Holding AG	17,903	317,036
	Mobimo Holding AG	3,646	1,577,227
*Ω	Montana Aerospace AG	6,124	183,692
	Naturenergie Holding AG	5,424	209,244
	Novartis AG (NOVN SW)	13,040	2,039,348
#	Novartis AG (NVS US), Sponsored ADR	320,221	50,002,509
	Novavest Real Estate AG	964	47,586
	Orell Fuessli AG	246	42,830
	Partners Group Holding AG	7,580	6,318,146
*	Peach Property Group AG	2,272	13,503
	Phoenix Mecano AG	277	144,767
	Plazza AG, Class A	134	71,957
	PSP Swiss Property AG	19,021	3,431,690
#*	Rieter Holding AG	20,670	77,914
	Roche Holding AG	116,236	50,805,014
	Roche Holding AG (RO SW), Class BR	5,281	2,341,044
	Romande Energie Holding SA	3,252	199,842
	Sandoz Group AG (SDZ SW)	74,013	6,033,379
	Schindler Holding AG SCHN SW	4,589	1,403,655
	Schindler Holding AG SCHP SW	1,972	620,746
*Ω	Sensirion Holding AG	327	29,686
	SF Urban Properties AG	48	6,061
		Shares	Value»
SWITZERLAND — (Continued)
	SFS Group AG	5,589	$914,972
	SGS SA	64,858	7,685,437
*	SIG Group AG	183,721	3,338,493
	Sika AG	41,118	9,251,163
	Softwareone Holding AG SWON NO	13,175	144,142
	Softwareone Holding AG SWON SW	23,949	260,742
	Sonova Holding AG	18,532	5,049,115
	St. Galler Kantonalbank AG	1,406	1,131,206
#	Stadler Rail AG	12,728	386,501
	Straumann Holding AG	25,046	3,101,702
	Sulzer AG	8,243	1,497,022
	Sunrise Communications AG, Class A	30,246	1,597,466
	Swatch Group AG (UHR SW), Class BR	10,652	2,381,536
	Swatch Group AG (UHRN SW)	19,757	885,283
	Swiss Life Holding AG	9,392	11,082,541
	Swiss Prime Site AG	36,674	5,981,532
	Swiss Re AG	103,571	17,235,770
	Swisscom AG	15,552	11,950,866
	Swissquote Group Holding SA	69,940	3,643,832
	Tecan Group AG	823	190,194
	Temenos AG	18,168	1,511,298
	TX Group AG	1,274	217,979
	UBS Group AG (UBS US)	52,577	2,772,939
	UBS Group AG (UBSG SW)	287,351	15,188,693
	Valiant Holding AG	6,872	1,343,328
Ω	VAT Group AG	5,891	4,409,283
	Vaudoise Assurances Holding SA	433	430,324
	Vontobel Holding AG	16,069	1,719,581
	VP Bank AG, Class A	1,265	149,792
	VZ Holding AG	5,795	1,111,819
	Walliser Kantonalbank	1,265	253,840
	Warteck Invest AG	38	91,441
#	Ypsomed Holding AG	1,674	798,906
	Zehnder Group AG	1,511	126,800
	Zug Estates Holding AG, Class B	135	370,447
	Zuger Kantonalbank, Class BR	53	685,292
	Zurich Insurance Group AG	21,972	16,736,690
TOTAL SWITZERLAND			389,215,851

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (11.9%)
	3i Group PLC	156,054	$6,007,734
	4imprint Group PLC	11,905	663,272
	Aberdeen Group PLC	714,349	2,325,255
	Admiral Group PLC	103,501	5,246,721
	Advanced Medical Solutions Group PLC	30,507	115,844
	AG Barr PLC	33,913	298,119
Ω	Airtel Africa PLC	434,917	1,963,170
	AJ Bell PLC	136,933	1,082,825
Ω	Alfa Financial Software Holdings PLC	68,516	151,849
	Antofagasta PLC	66,207	3,299,808
*	AO World PLC	118,657	156,637
	Ashtead Technology Holdings PLC	12,376	68,374
	AstraZeneca PLC	184,434	31,287,384
	AstraZeneca PLC (AZN LN)	25,658	4,364,690
	Atalaya Mining Copper SA	43,021	518,865
Ω	Autotrader Group PLC	301,882	2,131,644
	Aviva PLC	576,761	5,398,019
	B&M European Value Retail PLC	31,041	93,311
	Babcock International Group PLC	222,129	3,372,036
	BAE Systems PLC	354,628	10,039,281
	Balfour Beatty PLC	188,688	2,199,675
	Barclays PLC (BARC LN)	1,252,014	8,605,766
	Barclays PLC (BCS US), Sponsored ADR	182,919	5,030,273
	Barratt Redrow PLC	391,278	1,555,023
	Bellway PLC	48,474	1,306,066
*	Berkeley Group Holdings PLC	47,456	2,241,500
	Bloomsbury Publishing PLC	42,088	344,781
#*	boohoo Group PLC	95,663	28,858
	Brooks Macdonald Group PLC	2,856	54,578
	BT Group PLC	2,154,036	5,832,352
	BTG Consulting PLC	59,171	84,594
	Bunzl PLC	118,467	4,470,604
*	Burberry Group PLC	174,294	2,809,342
#	Burford Capital Ltd.	36,627	148,975
#	Bytes Technology Group PLC (BYIT LN)	28,112	152,901
	C&C Group PLC	114,219	156,493
*	Canal & SA	258,055	914,698
#*	Capita PLC	25,906	89,979
	Capital Ltd.	44,729	59,114
*	Carclo PLC	19,854	9,985
		Shares	Value»
UNITED KINGDOM — (Continued)
	Card Factory PLC	228,080	$231,686
	Central Asia Metals PLC	116,008	230,240
	Chemring Group PLC	78,841	628,446
	Chesnara PLC	88,613	412,587
	Clarkson PLC	9,461	604,095
*	Close Brothers Group PLC	67,308	386,346
Ω	CMC Markets PLC	34,131	308,242
	Coca-Cola HBC AG, Class DI	23,634	1,593,636
	Compass Group PLC	314,232	9,978,697
	Computacenter PLC	49,401	3,060,009
	Conduit Holdings Ltd.	44,172	258,596
Ω	Convatec Group PLC	349,217	1,055,219
	Costain Group PLC	114,719	327,186
#	Crest Nicholson Holdings PLC	115,745	96,376
	Croda International PLC	33,227	1,438,472
	Currys PLC	737,423	1,669,504
	CVS Group PLC	18,822	318,055
	DCC Energy PLC	46,265	3,955,924
	DFS Furniture PLC	59,243	112,390
#	Diageo PLC (DEO US), Sponsored ADR	77,784	6,849,659
	Diageo PLC (DGE LN)	15,439	339,169
	Diploma PLC	40,010	3,962,306
	DiscoverIE Group PLC	27,266	288,382
	Domino's Pizza Group PLC	73,534	200,508
	Dr. Martens PLC	91,868	96,075
	Drax Group PLC	225,933	2,248,435
	Dunelm Group PLC	51,629	603,864
#*	EKF Diagnostics Holdings PLC	91,050	31,409
	Elementis PLC	217,555	524,422
	Endeavour Mining PLC EDV CN	108,606	5,139,561
	Endeavour Mining PLC EDV LN	6,077	289,906
	Essentra PLC	14,939	21,001
	Eurocell PLC	7,943	12,623
	Everplay Group PLC	21,336	67,546
	Experian PLC	275,710	10,402,460
	Fevara PLC	9,982	17,286
#	Fintel PLC	15,641	41,703
	Firstgroup PLC	220,220	550,505
	Foresight Group Holdings Ltd.	45,630	285,149
Ω	Forterra PLC	11,524	21,773
	Foxtons Group PLC	165,141	87,212
*	Frasers Group PLC	36,641	399,952
	Fresnillo PLC	97,883	3,297,280

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Frontier Developments PLC	6,623	$38,871
	Fuller Smith & Turner PLC, Class A	4,475	42,971
*Ω	Funding Circle Holdings PLC	58,788	174,907
	FW Thorpe PLC	2,801	9,560
	Galliford Try Holdings PLC	34,108	271,074
	Games Workshop Group PLC	13,277	3,422,571
*	Gaming Realms PLC	126,894	52,955
	Gamma Communications PLC	26,139	329,838
	GB Group PLC	92,753	276,134
	Genuit Group PLC	59,281	218,031
*	Georgia Capital PLC	13,215	706,603
	Gooch & Housego PLC	6,576	108,213
	Goodwin PLC	244	57,264
	Grafton Group PLC, CDI	64,271	840,978
	Grainger PLC	279,882	660,456
	Greencore Group PLC	53,124	6,958
	Greencore Group PLC GNC LN	170,785	599,242
	Greggs PLC	17,236	436,268
*	Griffin Mining Ltd.	5,707	22,804
	GSK PLC (GSK LN)	333,670	8,676,368
#	GSK PLC (GSK US), Sponsored ADR	81,069	4,190,477
*	Gulf Marine Services PLC	55,690	13,835
*Ω	Gym Group PLC	36,369	99,672
	Haleon PLC (HLN LN)	915,972	4,484,196
#	Haleon PLC (HLN US), ADR	45,689	450,950
	Halfords Group PLC	188,647	621,244
	Halma PLC	61,637	2,944,842
	Harworth Group PLC	81,414	143,158
	Helical PLC	44,687	119,671
	Henry Boot PLC	29,294	59,749
	Hikma Pharmaceuticals PLC	26,289	561,214
	Hill & Smith PLC	39,930	1,541,522
	Hilton Food Group PLC	16,885	135,855
	Hiscox Ltd.	129,263	3,155,804
	Hochschild Mining PLC	190,661	1,119,446
	Hollywood Bowl Group PLC	66,633	257,045
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Hostelworld Group PLC	39,268	$54,964
	Howden Joinery Group PLC	278,689	2,969,595
	HSBC Holdings PLC (HSBA LN)	536,883	11,433,089
	HSBC Holdings PLC (HSBC US), Sponsored ADR	160,819	17,114,358
	Hunting PLC	109,130	651,521
Ω	Ibstock PLC	52,686	66,217
	ICG PLC	114,260	2,917,291
	IG Group Holdings PLC	119,986	2,364,400
	IMI PLC	114,629	4,555,203
	Impax Asset Management Group PLC	15,691	23,225
	Inchcape PLC	203,781	2,306,312
	Informa PLC	394,405	4,724,827
	IntegraFin Holdings PLC	32,640	162,399
	International Workplace Group PLC	154,217	411,296
	Intertek Group PLC	39,524	3,121,731
	Investec PLC	111,666	977,321
*	IP Group PLC	417,811	354,225
	ITV PLC	1,468,796	1,472,565
#	J D Wetherspoon PLC	21,332	224,666
	J Sainsbury PLC	875,349	4,221,203
*	James Fisher & Sons PLC	9,648	57,822
#	James Halstead PLC	42,786	69,087
	JD Sports Fashion PLC	924,715	1,121,126
	Johnson Matthey PLC	113,939	3,078,006
	Jupiter Fund Management PLC	199,510	423,547
	Kainos Group PLC	37,210	437,700
	Keller Group PLC	21,231	867,753
	Kier Group PLC	169,347	551,552
	Kingfisher PLC	717,173	2,992,002
	Knights Group Holdings PLC	6,242	15,099
	Lancashire Holdings Ltd.	113,747	923,924
	Legal & General Group PLC	1,100,217	4,467,272
	Lion Finance Group PLC	11,242	1,765,906
	Liontrust Asset Management PLC	17,173	65,559
	Lloyds Banking Group PLC (LLOY LN)	9,915,718	15,325,885

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	London Investment Group PLC	5,154	$32,970
	LSL Property Services PLC	50,845	167,713
Ω	Luceco PLC	24,469	70,689
	M&G PLC	1,352,786	6,534,905
	Macfarlane Group PLC	44,111	43,590
	Man Group PLC	294,898	1,207,475
	Marks & Spencer Group PLC	733,454	4,009,331
*	Marston's PLC	137,174	94,344
	McBride PLC	92,936	203,013
	Me Group International PLC	28,827	43,229
	Mears Group PLC	46,241	268,460
	Melrose Industries PLC	293,290	1,804,106
*	Metro Bank Holdings PLC	64,422	153,867
*	Mitchells & Butlers PLC	97,664	361,564
	MJ Gleeson PLC	12,130	44,870
	Mondi PLC	93,545	1,127,873
	MONY Group PLC	302,523	804,646
	Moonpig Group PLC	156,112	578,595
	Morgan Sindall Group PLC	28,698	1,726,887
	Mortgage Advice Bureau Holdings PLC	14,915	104,290
	National Grid PLC (NG LN)	195,196	3,124,278
#	National Grid PLC (NGG US), Sponsored ADR	52,377	4,188,589
	NatWest Group PLC (NWG LN)	1,236,363	11,662,159
	NCC Group PLC	99,546	189,739
#	Next 15 Group PLC	43,056	170,774
	Next PLC	29,404	5,888,388
	Nichols PLC	930	13,227
	Ninety One PLC	97,363	280,548
	Norcros PLC	9,229	39,423
Ω	On the Beach Group PLC	51,184	129,462
	OSB Group PLC	217,602	1,638,101
*	Oxford Nanopore Technologies PLC	19,057	29,250
	Pagegroup PLC	121,921	299,669
	Paragon Banking Group PLC	92,530	1,048,437
	PayPoint PLC	30,097	251,235
	Pearson PLC (PSON LN)	176,687	2,981,531
	Pennon Group PLC	129,654	807,624
	Persimmon PLC	84,811	1,273,028
		Shares	Value»
UNITED KINGDOM — (Continued)
	Pets at Home Group PLC	147,110	$419,964
*	Playtech PLC	78,683	402,578
	Plus500 Ltd.	59,094	3,103,744
	Polar Capital Holdings PLC	50,571	529,176
	Pollen Street Group Ltd.	9,109	105,310
	Porvair PLC	5,022	57,529
	PPHE Hotel Group Ltd.	2,869	60,830
	Premier Foods PLC	261,806	687,061
	Prudential PLC (PRU LN)	168,778	2,536,488
	Prudential PLC (PUK US), ADR	147,978	4,477,814
*	PureTech Health PLC (PRTC LN)	50,931	81,985
	PZ Cussons PLC	138,164	206,001
	QinetiQ Group PLC	157,582	1,078,861
Ω	Quilter PLC	756,511	1,976,618
	Rank Group PLC	29,104	37,896
	Rathbones Group PLC	16,680	375,276
	Reach PLC	285,900	171,645
	Reckitt Benckiser Group PLC	142,029	10,024,032
	Record PLC	47,908	28,472
	RELX PLC (REL LN)	28,808	1,013,233
#	RELX PLC (RELX US), Sponsored ADR	397,933	14,094,779
	RELX PLC (REN NA)	26,000	918,237
	Renew Holdings PLC	34,215	417,909
	Rentokil Initial PLC RTO LN	193,789	892,448
#	Rentokil Initial PLC RTO US, Sponsored ADR	17,513	409,104
	Rightmove PLC	534,465	3,350,846
*	RM PLC	462	635
*	Robert Walters PLC	20,287	30,697
	Rolls-Royce Holdings PLC	1,212,577	24,190,501
	Rotork PLC	311,136	2,049,733
	RS Group PLC	166,613	1,586,467
	S&U PLC	2,061	54,144
Ω	Sabre Insurance Group PLC	42,980	106,362
	Sage Group PLC	215,289	2,835,996
	Savills PLC	69,931	867,852
	Secure Trust Bank PLC	6,910	147,774
	Senior PLC	68,446	267,509
*	Severfield PLC	79,713	39,665
	Severn Trent PLC	100,411	4,072,062
	Smith & Nephew PLC (SN LN)	61,518	962,324

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Smith & Nephew PLC (SNN US), Sponsored ADR	69,296	$2,186,982
	Smiths Group PLC	79,771	2,848,590
	Smiths News PLC	118,807	117,255
	Softcat PLC	70,097	1,839,372
	Speedy Hire PLC	249,824	63,845
	Spirax Group PLC	12,940	1,213,218
Ω	Spire Healthcare Group PLC	113,450	357,551
	SSE PLC	103,074	3,256,462
	SSP Group PLC	126,790	340,910
	St. James's Place PLC	511,949	7,274,227
	Standard Chartered PLC	303,595	8,976,578
	Standard Life PLC	238,793	2,975,673
	SThree PLC	22,084	75,941
	Sunbelt Rentals Holdings, Inc.	77,699	5,566,838
	Tatton Asset Management PLC	10,566	101,345
	Taylor Wimpey PLC	596,459	628,013
	TBC Bank Group PLC	4,903	318,389
*	Team Internet Group PLC	9,711	5,504
	Telecom Plus PLC	50,522	578,911
	Tesco PLC	2,227,496	14,661,732
	Topps Tiles PLC	59,757	28,491
	TP ICAP Group PLC	264,848	1,223,230
*Ω	Trainline PLC	122,776	391,990
	Travis Perkins PLC	110,949	831,264
	Tribal Group PLC	2,667	2,281
	Trifast PLC	41,274	45,080
*Ω	Trustpilot Group PLC	33,433	121,874
*	TT Electronics PLC	75,625	129,940
	Unilever PLC UL US, Sponsored ADR	360,214	22,841,170
	Unilever PLC ULVRL IX	28,864	1,836,547
	Unilever PLC UNA NA	51,218	3,279,877
	United Utilities Group PLC	261,393	4,868,280
*	Vanquis Banking Group PLC	76,695	81,123
	Vertu Motors PLC	143,701	158,267
	Victorian Plumbing Group PLC	59,838	61,825
#*	Vistry Group PLC	331,902	1,313,793
	Volex PLC	42,357	291,896
	Volution Group PLC	59,081	498,528
	WAG Payment Solutions PLC	26,696	39,721
*Ω	Watches of Switzerland Group PLC	97,128	959,354
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Watkin Jones PLC	37,675	$9,077
	Weir Group PLC	38,749	1,382,460
	WH Smith PLC	61,437	359,554
	Whitbread PLC	27,543	933,104
	Wickes Group PLC	114,371	305,523
	Wilmington PLC	17,193	66,109
*	Wise Group PLC, Class A	86,745	1,036,080
#	WPP PLC (WPP US), Sponsored ADR	3,296	66,612
*	Xaar PLC	35,422	57,119
*	XP Power Ltd.	1,496	32,614
	XPS Pensions Group PLC	80,171	358,364
	Young & Co.'s Brewery PLC (YNGA LN), Class A	3,445	42,599
	Young & Co.'s Brewery PLC (YNGN LN)	1,593	16,000
	Zigup PLC	103,961	650,887
	Zotefoams PLC	14,752	91,484
TOTAL UNITED KINGDOM			542,130,570
UNITED STATES — (0.2%)
#*	Coeur Mining, Inc. CDE CN	217,817	3,242,744
	Coeur Mining, Inc. CDE US	31,626	471,544
	International Paper Co.	60,474	2,496,895
*	James Hardie Industries PLC (JHX AU), CDI	100,892	2,604,498
#*	Keel Infrastructure Corp. KEEL US	134,905	535,573
	Sunococorp LLC	241	18,406
#*	Valor Gold Corp. VLGDF US	6,593	15,625
TOTAL UNITED STATES			9,385,285
TOTAL COMMON STOCKS			4,384,716,811
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
#	Dr. Ing hc F Porsche AG, 2.369%	49,888	2,442,335
	Draegerwerk AG & Co. KGaA, 2.083%	3,515	445,646
	Einhell Germany AG, 2.699%	1,674	136,366
	FUCHS SE, 3.058%	52,782	2,446,487

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Henkel AG & Co. KGaA, 2.737%	35,192	$3,067,993
	Jungheinrich AG, 1.191%	21,609	608,761
	Porsche Automobil Holding SE, 5.258%	44,541	1,478,365
#	Sartorius AG, 0.338%	4,719	1,189,347
	Sixt SE, 5.340%	10,220	707,447
	STO SE & Co. KGaA, 3.477%	1,373	153,836
	Villeroy & Boch AG, 5.520%	866	15,550
	Volkswagen AG, 7.076%	64,853	5,604,727
TOTAL GERMANY			18,296,860
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	3,758	0
		Shares	Value»

HONG KONG — (0.0%)
*	APAC Resources Ltd. Rights	40,000	$0
*	HK AI Capital Ltd. Rights	234,000	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,134	0
TOTAL RIGHTS/WARRANTS			0
TOTAL INVESTMENT SECURITIES (Cost $2,438,512,230)			4,403,013,671

			Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	14,728,901	170,369,192
TOTAL INVESTMENTS — (100.0%)
(Cost $2,608,856,863)^^			$4,573,382,863
As of July 31, 2026, the value of Rule 144A securities amounted to $84,672,753 or 1.9% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$358,009	$214,208,288	$7,271	$214,573,568
Austria	—	24,246,224	—	24,246,224
Belgium	3,609,951	39,329,961	—	42,939,912
Canada	469,533,300	22,357	2,130	469,557,787
China	764,851	—	—	764,851
Denmark	—	106,748,739	—	106,748,739
Finland	38,919	90,617,746	—	90,656,665
France	—	342,494,792	—	342,494,792
Germany	4,249,954	305,352,784	—	309,602,738
Hong Kong	—	37,121,441	2,107	37,123,548
Ireland	—	26,997,020	—	26,997,020
Israel	4,689,537	46,137,922	—	50,827,459
Italy	7,241,653	121,513,015	—	128,754,668
Japan	1,397,108	890,404,291	—	891,801,399
Netherlands	110,872,486	161,891,000	—	272,763,486
New Zealand	24,332	12,214,858	—	12,239,190
Norway	321,097	36,958,680	—	37,279,777
Portugal	—	13,461,961	—	13,461,961
Singapore	—	46,982,768	—	46,982,768
Spain	1,464,133	152,624,052	—	154,088,185

International Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	$674,369	$169,405,999	—	$170,080,368
Switzerland	57,487,205	331,728,646	—	389,215,851
United Kingdom	118,327,712	423,802,858	—	542,130,570
United States	4,283,892	5,101,393	—	9,385,285
Preferred Stocks
Germany	—	18,296,860	—	18,296,860
Rights/Warrants
Canada	—	—	—	—
Hong Kong	—	—	—	—
Italy	—	—	—	—
Securities Lending Collateral	—	170,369,192	—	170,369,192
Total Investments in Securities	$785,338,508	$3,788,032,847	$11,508˂˃	$4,573,382,863

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.0%)
AUSTRALIA — (5.4%)
#*	29Metals Ltd.	328,778	$60,180
	Accent Group Ltd.	63,669	30,995
	Acrow Ltd.	9,701	6,007
#	Acrow Ltd. ACF AU	80,983	50,138
#	Adairs Ltd.	45,546	45,786
*	Aeris Resources Ltd.	170,950	48,674
*	AIC Mines Ltd.	196,035	100,465
*	Alkane Resources Ltd.	466,736	434,184
*	Alligator Energy Ltd.	188,956	6,906
	ALS Ltd.	82,978	1,252,406
#*	AMA Group Ltd.	61,218	19,138
	Amotiv Ltd.	35,341	174,410
	AMP Ltd.	755,700	1,138,672
*	Amplitude Energy Ltd.	116,758	124,695
	Ampol Ltd.	49,581	1,398,886
	Ansell Ltd.	44,241	1,016,028
#	ANZ Group Holdings Ltd.	126,931	3,317,351
	APA Group	125,110	894,963
*	Appen Ltd.	77,598	64,916
*	Arafura Rare Earths Ltd. (ARU AU)	77,891	9,804
#	ARB Corp. Ltd.	15,478	214,281
*	Ardea Resources Ltd.	49,569	14,803
*	Astral Resources NL	270,439	24,713
	ASX Ltd.	7,749	298,908
	Atlas Arteria Ltd.	96,751	341,694
#	AUB Group Ltd.	19,860	386,994
*	Aura Energy Ltd.	76,212	6,414
*	Aurelia Metals Ltd.	563,211	124,713
	Aurizon Holdings Ltd.	518,558	1,524,955
#	Aussie Broadband Ltd.	65,512	218,504
#	Australian Clinical Labs Ltd.	50,744	84,896
#	Australian Ethical Investment Ltd.	22,186	68,859
	Australian Finance Group Ltd.	79,390	87,776
*	Baby Bunting Group Ltd.	26,082	19,018
	Bank of Queensland Ltd.	116,776	543,926
	Beach Energy Ltd.	284,682	183,080
	Beacon Lighting Group Ltd.	12,610	14,226
*	Beetaloo Energy Australia Ltd.	43,309	6,650
#	Bega Cheese Ltd.	89,844	383,464
	Bell Financial Group Ltd.	31,306	35,206
		Shares	Value»
AUSTRALIA — (Continued)
*	Bellevue Gold Ltd.	205,630	$180,044
	Bendigo & Adelaide Bank Ltd.	124,588	1,001,609
	Bisalloy Steel Group Ltd.	3,971	13,652
#*	Black Cat Syndicate Ltd. (BC8 AU)	183,334	115,446
	BlueScope Steel Ltd.	84,768	1,944,261
#*	Boss Energy Ltd.	91,110	78,007
	Brambles Ltd.	132,503	1,818,961
	Bravura Solutions Ltd.	80,835	144,349
#	Breville Group Ltd.	24,932	573,190
*	Calix Ltd.	12,101	3,012
	Capricorn Metals Ltd.	101,609	900,708
	CAR Group Ltd.	38,816	708,737
*	Carnarvon Energy Ltd.	348,148	23,584
#*	Catalyst Metals Ltd.	80,073	302,229
#*	Catapult Sports Ltd.	10,765	25,374
	Cedar Woods Properties Ltd.	21,754	106,990
	Challenger Ltd.	156,752	1,077,191
#	Champion Iron Ltd.	105,775	251,517
*	Chrysos Corp. Ltd.	9,523	40,490
	Civmec Australia Ltd.	38,500	46,226
	Cleanaway Waste Management Ltd.	499,996	821,091
*	ClearView Wealth Ltd.	59,594	27,245
#	Clinuvel Pharmaceuticals Ltd.	8,605	54,795
*	Coast Entertainment Holdings Ltd.	84,525	30,830
	Cochlear Ltd.	3,841	321,908
	Codan Ltd.	29,559	830,218
	COG Financial Services Ltd.	13,514	12,456
	Cogstate Ltd.	10,170	17,897
	Coles Group Ltd.	115,887	1,957,676
	Collins Foods Ltd.	35,431	204,112
	Commonwealth Bank of Australia	37,061	4,632,803
	Computershare Ltd.	40,286	1,157,541
#*	Core Lithium Ltd.	545,108	91,666
	Credit Corp. Group Ltd.	19,559	189,233
	Dalrymple Bay Infrastructure Ltd.	75,125	295,129
	Data#3 Ltd.	38,448	263,767
*	Decidr AI Industries Ltd.	22,868	6,101

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Deep Yellow Ltd.	187,177	$172,898
#*	Develop Global Ltd.	59,554	202,304
	Dicker Data Ltd.	31,246	275,037
	Domino's Pizza Enterprises Ltd.	12,561	163,481
	Downer EDI Ltd.	212,245	1,154,697
*	DUG Technology Ltd.	17,804	25,455
	Duratec Ltd.	16,754	24,984
	Dyno Nobel Ltd.	491,385	1,300,655
	Eagers Automotive Ltd.	36,826	605,447
#	Elders Ltd.	43,982	173,549
#*	Elevra Lithium Ltd., ADR	221	11,616
*	Emeco Holdings Ltd.	92,682	63,072
*	Emerald Resources NL	121,791	457,001
#*	EML Payments Ltd.	83,082	18,962
	Energy One Ltd.	2,377	23,795
	EQT Holdings Ltd.	4,608	54,480
	Euroz Hartleys Group Ltd.	21,662	20,209
	Evolution Mining Ltd.	418,323	3,317,020
	EVT Ltd.	26,080	234,376
#	Fenix Resources Ltd.	123,836	23,582
#	Fiducian Group Ltd.	2,459	14,516
#††	Firefinch Ltd.	64,123	1,692
	FleetPartners Group Ltd.	80,526	159,725
	Fleetwood Ltd.	31,787	52,728
#	Flight Centre Travel Group Ltd.	52,975	489,618
*	Focus Minerals Ltd.	3,984	5,073
	Fortescue Ltd.	168,047	2,180,621
#	G8 Education Ltd.	293,389	30,841
*	Galan Lithium Ltd. GLN AU	232,190	49,023
	Generation Development Group Ltd.	36,522	104,178
#*	Genesis Minerals Ltd.	125,388	502,303
	GenusPlus Group Ltd.	14,736	90,536
	GR Engineering Services Ltd.	22,874	91,375
	GrainCorp Ltd., Class A	60,232	236,325
*	Grange Resources Ltd.	182,933	17,961
*	Greatland Resources Ltd.	64,934	449,029
	GWA Group Ltd.	50,745	85,229
	Hansen Technologies Ltd.	68,319	203,673
	Harvey Norman Holdings Ltd.	187,170	644,632
*	Hastings Technology Metals Ltd.	36,104	6,719
		Shares	Value»
AUSTRALIA — (Continued)
#*	Healius Ltd.	178,920	$47,007
	Helia Group Ltd.	115,071	404,740
	Horizon Oil Ltd.	274,967	42,618
*	Hot Chili Ltd.	12,678	12,426
	HUB24 Ltd.	9,476	564,256
#	IDP Education Ltd.	12,883	20,787
*	IGO Ltd.	103,237	496,861
#	Iluka Resources Ltd.	169,556	716,946
	Imdex Ltd.	146,696	378,957
	Inghams Group Ltd.	59,849	94,572
	Insurance Australia Group Ltd.	399,630	2,381,073
#	Integral Diagnostics Ltd.	100,881	148,809
*	ioneer Ltd.	100,469	8,160
#	IPD Group Ltd.	5,381	18,266
	IPH Ltd.	80,559	235,392
	IRESS Ltd.	59,595	285,623
	IVE Group Ltd.	44,996	88,488
	JB Hi-Fi Ltd.	16,235	933,952
*	Judo Capital Holdings Ltd.	322,185	218,946
	Jupiter Mines Ltd.	373,976	69,628
#*	Kelly Partners Group Holdings Ltd.	2,398	6,912
	Kelsian Group Ltd.	52,527	163,432
	Kingsgate Consolidated Ltd.	36,674	103,716
	Kogan.com Ltd.	15,427	46,391
	Korvest Ltd.	1,524	19,874
*	Kyron Capital Group	20,923	1,045
#	L1 Group Ltd.	31,022	22,431
#*	Lake Resources NL	27,313	745
	Lendlease Corp. Ltd.	126,366	267,985
#*	Lifestyle Communities Ltd.	22,067	78,821
	Lindsay Australia Ltd.	45,163	21,566
	Lovisa Holdings Ltd.	17,002	283,397
	Lycopodium Ltd.	5,847	73,119
*	Lynas Rare Earths Ltd.	63,076	619,076
	MA Financial Group Ltd.	14,687	58,748
	Maas Group Holdings Ltd.	29,694	103,682
	Macmahon Holdings Ltd.	433,957	281,278
	Macquarie Group Ltd.	9,606	1,705,295
*	Macquarie Technology Group Ltd.	2,841	120,459
#	Mader Group Ltd.	4,576	22,161
#	Magellan Financial Group Ltd.	44,235	296,068
	McMillan Shakespeare Ltd.	17,072	234,099
	Medibank Pvt Ltd.	220,296	798,516
#*	Mesoblast Ltd. (MSB AU)	103,674	148,778

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Metals X Ltd.	305,942	$338,307
*	MGX Resources Ltd.	108,412	24,786
*	Mineral Resources Ltd.	23,727	964,313
	Monadelphous Group Ltd.	22,768	466,154
#	Monash IVF Group Ltd.	51,708	25,457
#	MotorCycle Holdings Ltd.	16,975	30,364
	MyState Ltd.	52,036	178,671
#*	Nanosonics Ltd.	4,998	11,031
	National Australia Bank Ltd.	162,625	4,708,963
	Navigator Global Investments Ltd.	87,294	142,496
	Netwealth Group Ltd.	25,125	379,247
#*	Neuren Pharmaceuticals Ltd.	2,836	35,748
	nib holdings Ltd.	157,775	830,217
	Nick Scali Ltd.	20,475	227,120
	Nine Entertainment Co. Holdings Ltd.	283,777	190,790
	Northern Star Resources Ltd.	211,778	2,934,989
*	Nufarm Ltd.	62,947	132,336
*	Nuix Ltd.	14,867	13,363
#	Objective Corp. Ltd.	3,950	19,573
#*	Omni Bridgeway Ltd.	93,230	99,432
*	Ora Banda Mining Ltd.	406,595	323,888
	Orica Ltd.	97,216	1,588,084
	Orora Ltd.	229,738	234,518
	Pacific Current Group Ltd.	12,386	98,837
#*	Paladin Energy Ltd.	65,034	429,918
*	Pantoro Gold Ltd.	138,214	198,121
	Peet Ltd.	95,638	119,393
	Perenti Ltd.	331,380	491,726
	Perpetual Ltd.	35,926	477,270
*	PEXA Group Ltd.	35,519	184,501
#	Pinnacle Investment Management Group Ltd.	1,962	21,898
#*	PLS Group Ltd.	230,445	669,588
	Praemium Ltd.	74,185	37,743
	Premier Investments Ltd.	16,274	156,062
#	Pro Medicus Ltd.	7,858	893,917
#	Propel Funeral Partners Ltd.	29,824	67,373
#	PWR Holdings Ltd.	19,370	135,021
	Qantas Airways Ltd.	59,151	411,633
	QBE Insurance Group Ltd.	254,376	4,412,091
	Ramelius Resources Ltd.	398,248	856,485
		Shares	Value»
AUSTRALIA — (Continued)
#	REA Group Ltd.	3,895	$439,880
	Redox Ltd.	29,349	75,569
#	Reece Ltd.	11,636	130,650
	Regal Partners Ltd.	45,694	88,808
	Regis Healthcare Ltd.	36,443	159,403
	Regis Resources Ltd.	256,312	1,098,349
	Reliance Worldwide Corp. Ltd.	202,374	497,749
*	Resolute Mining Ltd.	642,270	420,232
#	Ricegrowers Ltd.	6,614	65,558
	Ridley Corp. Ltd.	105,587	212,238
	Rio Tinto Ltd.	38,117	4,542,848
*	Sandfire Resources Ltd.	157,817	2,089,083
	Santos Ltd.	302,349	1,679,170
*	Saturn Metals Ltd. STN AU	48,426	14,422
	Saturn Metals Ltd. STNXX AU	22,135	6,542
	SEEK Ltd.	45,927	473,861
	Select Harvests Ltd.	23,138	68,173
	Servcorp Ltd.	19,474	88,367
	Service Stream Ltd.	202,993	346,960
#	SGH Ltd.	30,470	942,305
	Shaver Shop Group Ltd.	27,345	27,715
	Sigma Healthcare Ltd.	449,343	926,543
*	Silver Mines Ltd.	256,385	24,416
	Sims Ltd. (SGM AU)	45,692	816,132
#*	SiteMinder Ltd.	37,728	88,932
	SmartGroup Corp. Ltd.	34,709	312,558
	Solvar Ltd.	21,215	23,320
	Sonic Healthcare Ltd.	40,804	624,485
	Southern Cross Electrical Engineering Ltd.	81,876	249,216
	SRG Global Ltd.	246,151	579,225
#*	St Barbara Ltd.	287,345	91,705
	Steadfast Group Ltd.	258,761	924,747
*	Strickland Metals Ltd.	75,758	4,354
	Suncorp Group Ltd.	121,240	1,631,253
#	Super Retail Group Ltd.	53,444	498,454
*	Superloop Ltd.	116,123	260,261
	Supply Network Ltd.	1,210	28,716
#	Tasmea Ltd.	6,349	37,354
	Technology One Ltd.	52,874	1,153,214
	Telstra Group Ltd. (TLS AU)	338,668	1,195,624
*	Titan Minerals Ltd.	64,933	25,065
	TPG Telecom Ltd.	75,874	190,487
	Transurban Group	116,530	1,210,136
*	Tuas Ltd.	15,134	22,860
#*	Tyro Payments Ltd.	157,903	93,397
	Vault Minerals Ltd.	319,338	1,070,237

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
Ω	Viva Energy Group Ltd.	367,777	$739,446
*	Viva Leisure Ltd.	9,557	10,252
#*	Vulcan Energy Resources Ltd.	38,810	69,281
#	Vulcan Steel Ltd.	631	2,327
*	Vysarn Ltd.	10,027	8,015
	Wagners Holding Co. Ltd.	20,007	56,857
*	WEB Travel Group Ltd.	46,417	110,913
#	Webjet Group Ltd.	41,618	11,865
	Wesfarmers Ltd.	52,128	3,265,055
#*	West African Resources Ltd.	465,998	928,695
	Westgold Resources Ltd.	419,430	1,394,487
	Westpac Banking Corp.	175,536	4,654,735
*	Wildcat Resources Ltd.	335,523	78,879
	Wiluna Mining Corp. Ltd.	10,550	282
#	WiseTech Global Ltd.	4,909	126,529
	Woodside Energy Group Ltd. (WDS AU)	148,247	3,469,710
	Woolworths Group Ltd.	57,381	1,601,252
	Worley Ltd.	101,176	750,972
#*	Xero Ltd.	6,729	335,946
#	XRF Scientific Ltd.	15,051	18,578
*	Zip Co. Ltd.	157,882	282,661
TOTAL AUSTRALIA			128,459,981
AUSTRIA — (0.9%)
#	Agrana Beteiligungs AG	913	11,951
	ANDRITZ AG	16,089	1,515,548
*	AT&S Austria Technologie & Systemtechnik AG	8,242	1,262,190
Ω	BAWAG Group AG	20,754	4,208,818
#	CA Immobilien Anlagen AG	4,589	128,241
*	CPI Europe AG	4,566	81,913
	Erste Group Bank AG	21,714	2,838,521
*	Eurotelesites AG	12,379	64,525
	EVN AG	10,282	348,375
	FACC AG	3,544	67,914
*	Immofinanz AG (IIA AV)	11,636	0
#*	Lenzing AG	5,173	140,556
	Mayr Melnhof Karton AG	2,837	271,964
#	Oesterreichische Post AG	6,530	245,352
		Shares	Value»
AUSTRIA — (Continued)
	OMV AG	43,693	$3,195,057
	Palfinger AG	4,552	153,894
	POLYTEC Holding AG	4,855	26,219
	Porr AG	5,962	258,932
	Raiffeisen Bank International AG	13,015	893,591
#	SBO AG	2,222	75,382
	Strabag SE (STR AV), Class BR	6,817	657,962
	Telekom Austria AG	30,306	355,107
#	Verbund AG	15,418	1,058,277
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,607	787,290
	voestalpine AG	30,565	1,592,137
	Wienerberger AG	19,546	481,074
	Zumtobel Group AG	5,150	23,967
TOTAL AUSTRIA			20,744,757
BELGIUM — (0.9%)
	Ackermans & van Haaren NV	7,101	2,203,853
	Ageas SA	40,170	3,324,352
*	Argenx SE (ARGX US), ADR	758	647,196
	Azelis Group NV	4,141	54,077
	Barco NV	15,489	140,340
	Bekaert SA	11,284	518,574
*	bpost SA	25,538	44,259
	Cie d'Entreprises CFE	2,314	31,690
	Colruyt Group NV	8,244	369,582
	Deceuninck NV	27,264	68,901
	Deme Group NV	2,205	420,670
#	D'ieteren Group	3,709	765,556
	Econocom Group SA NV	3,072	5,091
#	Elia Group SA	5,398	773,451
#	EVS Broadcast Equipment SA	3,796	120,839
	Fagron	16,541	441,821
	Gimv NV	7,710	397,015
*	Immobel SA	102	2,524
#	Ion Beam Applications	2,839	51,848
	Jensen-Group NV	968	94,667
	KBC Group NV	24,760	3,561,942
	Kinepolis Group NV	902	42,063
#	Lotus Bakeries NV	112	1,436,535
	Melexis NV	5,597	439,499
#*	Ontex Group NV	8,931	23,789
*	Orange Belgium SA	1,489	37,742
	Proximus SADP	45,244	335,110
#	Recticel SA	10,577	151,125
	Sipef NV	2,137	223,154
#	Syensqo SA	13,908	1,237,217

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Tessenderlo Group SA	5,087	$125,261
	UCB SA	12,432	3,191,088
	Umicore SA	19,481	486,243
	Van de Velde NV	1,505	52,459
#	VGP NV	3,170	308,881
	Viohalco SA	824	16,824
TOTAL BELGIUM			22,145,238
CANADA — (11.8%)
*	5N Plus, Inc.	25,189	585,410
#	Acadian Timber Corp.	3,200	40,769
*	ACT Energy Technologies Ltd.	8,929	38,087
	ADENTRA, Inc.	7,875	195,042
	Aecon Group, Inc.	12,390	399,757
	AG Growth International, Inc.	2,276	21,805
	AGF Management Ltd., Class B	15,987	257,735
	Agnico Eagle Mines Ltd. (AEM CN)	14,866	2,158,240
	Agnico Eagle Mines Ltd. (AEM US)	23,207	3,371,281
*	Air Canada	45,421	822,007
	Alamos Gold, Inc. (AGI CN), Class A	17,253	479,493
	Alamos Gold, Inc. (AGI US), Class A	60,652	1,687,932
	Algoma Central Corp.	900	14,753
	Algonquin Power & Utilities Corp. (AQN CN)	8,904	52,083
	Algonquin Power & Utilities Corp. (AQN US)	95,400	557,136
	Alimentation Couche-Tard, Inc.	43,018	2,792,787
*	Allied Gold Corp.	18	327
	AltaGas Ltd.	78,622	3,128,391
#	Altus Group Ltd.	3,016	100,731
	Amerigo Resources Ltd.	45,106	213,327
#*	Andean Precious Metals Corp.	7,400	29,403
*	Aritzia, Inc.	24,926	2,483,621
	Atco Ltd., Class I	11,767	669,918
	AtkinsRealis Group, Inc.	19,930	1,235,309
*	ATS Corp. (ATS CN)	8,165	222,785
*	ATS Corp. (ATS US)	16,162	440,253
#*	AutoCanada, Inc.	3,921	65,171
	B2Gold Corp. (BTG US)	174,853	655,699
	B2Gold Corp. (BTO CN)	224,613	841,185
		Shares	Value»
CANADA — (Continued)
	Badger Infrastructure Solutions Ltd.	9,586	$607,634
*	Ballard Power Systems, Inc. (BLDP US)	85,000	226,950
#	Bank of Montreal (BMO CN)	3,856	691,706
	Bank of Montreal (BMO US)	34,435	6,179,361
#	Bank of Nova Scotia (BNS CN)	17,678	1,550,711
	Bank of Nova Scotia (BNS US)	48,221	4,232,357
#	BCE, Inc. (BCE CN)	548	11,888
	BCE, Inc. (BCE US)	83,301	1,805,966
	Bird Construction, Inc.	19,030	907,755
	Black Diamond Group Ltd.	15,142	189,133
*	BlackBerry Ltd. BB US	47,398	402,883
	BMTC Group, Inc.	3,210	28,898
*	Bombardier, Inc. (BBD/A CN), Class A	256	62,681
*	Bombardier, Inc. (BBD/B CN), Class B	9,894	2,383,668
*	Bonterra Energy Corp.	300	1,216
	Boyd Group Services, Inc.	4,698	485,635
	Bridgemarq Real Estate Services	2,100	7,460
	Brookfield Corp. (BN US)	24,039	1,022,379
#	Brookfield Infrastructure Corp. BIPC CN, Class A	14,515	613,588
#	Brookfield Infrastructure Corp. BIPC US, Class A	5,400	228,420
#	Brookfield Renewable Corp. BEPC US	13,400	446,890
	Brookfield Wealth Solutions Ltd.	1,805	77,958
	BRP, Inc. (DOO CN)	5,068	313,151
	BRP, Inc. (DOOO US)	6,155	380,564
*	Calfrac Well Services Ltd.	12,400	55,638
#	Calian Group Ltd.	3,900	218,167
	Cameco Corp. (CCJ US)	5,587	482,605
	Canaccord Genuity Group, Inc.	19,319	198,447

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Canada Goose Holdings, Inc. (GOOS CN)	4,613	$41,232
*	Canada Goose Holdings, Inc. (GOOS US)	3,803	33,961
	Canada Packers, Inc.	4,117	56,005
	Canadian Imperial Bank of Commerce (CM CN)	10,886	1,289,376
	Canadian Imperial Bank of Commerce (CM US)	38,032	4,508,694
	Canadian National Railway Co. (CNI US)	29,383	3,737,811
	Canadian National Railway Co. (CNR CN)	99	12,588
	Canadian Pacific Kansas City Ltd. (CP CN)	534	47,433
	Canadian Pacific Kansas City Ltd. (CP US)	23,557	2,093,982
#	Canadian Tire Corp. Ltd., Class A	15,815	2,308,199
	Canadian Utilities Ltd., Class A	22,549	896,266
#*	Canfor Corp.	16,232	173,801
*	Capstone Copper Corp.	232,624	2,208,671
	CareRx Corp.	4,500	11,652
#	Cascades, Inc.	28,823	276,952
*	Cavvy Energy Ltd.	22,500	28,730
	CCL Industries, Inc., Class B	36,001	2,387,055
*	Celestica, Inc. (CLS US)	15,814	5,241,392
	Centerra Gold, Inc.	69,003	1,186,269
	CES Energy Solutions Corp.	73,300	854,387
	CGI, Inc. (GIB US)	12,994	950,511
	CGI, Inc. (GIBA CN)	6,491	475,116
#*	Cineplex, Inc.	9,096	83,832
*	Cipher Pharmaceuticals, Inc.	3,000	36,017
#	Cogeco Communications, Inc.	3,667	154,596
	Cogeco, Inc.	1,176	48,857
	Colliers International Group, Inc. (CIGI CN)	820	80,628
		Shares	Value»
CANADA — (Continued)
	Colliers International Group, Inc. (CIGI US)	5,624	$554,245
	Computer Modelling Group Ltd.	8,295	23,195
*	Condor Energies, Inc.	3,200	8,925
	Constellation Software, Inc.	1,052	2,253,555
	DATA Communications Management Corp.	8,000	16,435
*	D-BOX Technologies, Inc.	23,500	20,452
	Definity Financial Corp.	26,613	1,519,305
*	Descartes Systems Group, Inc. (DSGX US)	4,755	357,386
	Dexterra Group, Inc.	13,572	150,838
	Dollarama, Inc.	24,451	3,330,890
	Doman Building Materials Group Ltd.	28,370	227,672
	Dominion Lending Centres, Inc.	5,800	36,326
	DPM Metals, Inc.	79,315	2,788,204
	DREAM Unlimited Corp., Class A	9,274	130,981
	Dynacor Group, Inc.	14,500	63,923
	E-L Financial Corp. Ltd.	31,500	379,748
	Eldorado Gold Corp. (EGO US)	28,303	854,476
	Eldorado Gold Corp. (ELD CN)	40,956	1,236,107
	Element Fleet Management Corp.	104,783	2,351,516
	Empire Co. Ltd., Class A	34,139	1,249,543
#	Enbridge, Inc. (ENB CN)	23,766	1,293,212
	Enbridge, Inc. (ENB US)	33,548	1,827,024
*	Endeavour Silver Corp.	2,600	19,552
	Enerflex Ltd. (EFX CN)	13,301	296,221
	Enerflex Ltd. (EFXT US)	32,235	718,196
*	Ensign Energy Services, Inc.	50,961	126,871
	EQB, Inc.	9,000	912,230
	Equinox Gold Corp. (EQX CN)	5,222	46,787
#	Equinox Gold Corp. (EQX US)	232,464	2,080,553

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	ERO Copper Corp. (ERO CN)	19,975	$536,333
*	ERO Copper Corp. (ERO US)	17,371	467,454
	Evertz Technologies Ltd.	6,506	74,488
	Exchange Income Corp.	7,558	676,896
#	Extendicare, Inc.	21,418	542,077
	Fairfax Financial Holdings Ltd.	2,429	4,067,641
#	Fiera Capital Corp.	29,049	102,988
	Finning International, Inc.	38,030	2,520,232
*	Firan Technology Group Corp.	3,300	54,049
	First Majestic Silver Corp. (AG US)	91,613	1,376,943
*	First Quantum Minerals Ltd.	107,505	2,980,095
	FirstService Corp. (FSV CN)	1,700	239,469
	FirstService Corp. (FSV US)	3,742	527,210
*	Foraco International SA	16,800	27,683
	Fortis, Inc. (FTS CN)	23,005	1,309,555
#*	Fortuna Mining Corp. (FSM US)	71,275	600,848
*	Fortuna Mining Corp. (FVI CN)	36,107	304,187
*	Freegold Ltd.	28,623	19,805
*	Galiano Gold, Inc. GAU CN	24,802	42,992
*	Galiano Gold, Inc. GAU US	39,475	68,687
	George Weston Ltd.	20,667	1,544,589
	GFL Environmental, Inc.	19,302	797,559
	Gibson Energy, Inc.	42,524	973,425
	Gildan Activewear, Inc. (GIL CN)	2,100	116,246
#	Gildan Activewear, Inc. (GIL US)	35,294	1,954,582
#*	Global Atomic Corp.	94,366	36,350
	goeasy Ltd.	3,750	127,385
*	GoGold Resources, Inc.	134,168	277,553
	Great-West Lifeco, Inc.	11,325	750,826
*	Greenfire Resources Ltd.	9,535	60,452
#	Groupe Dynamite, Inc.	4,214	170,171
*	Haivision Systems, Inc.	9,100	27,653
		Shares	Value»
CANADA — (Continued)
	Hammond Manufacturing Co. Ltd., Class A	1,934	$30,669
	Hammond Power Solutions, Inc.	2,300	411,304
	High Liner Foods, Inc.	5,650	59,327
	Hudbay Minerals, Inc. (HBM CN)	57,861	1,312,941
	Hudbay Minerals, Inc. (HBM US)	69,309	1,576,780
Ω	Hydro One Ltd.	18,600	774,862
	iA Financial Corp., Inc.	26,800	3,962,504
*	IAMGOLD Corp. (IAG US)	114,477	1,624,429
*	IAMGOLD Corp. (IMG CN)	123,812	1,752,277
	IGM Financial, Inc.	18,064	1,123,129
*	Imperial Metals Corp.	27,819	142,880
	InPlay Oil Corp.	7,032	76,197
	Intact Financial Corp.	28,378	5,571,955
*	IsoEnergy Ltd. ISOU US	3,684	34,224
#*	Ivanhoe Mines Ltd., Class A	82,464	592,369
Ω	Jamieson Wellness, Inc.	5,532	163,176
*	Journey Energy, Inc.	22,900	73,510
*	K92 Mining, Inc.	71,753	1,153,187
	K-Bro Linen, Inc.	3,554	120,169
#	Keyera Corp.	60,078	2,552,517
*	Kinaxis, Inc.	972	116,486
	Kinross Gold Corp. (K CN)	150,221	3,463,382
	Kinross Gold Corp. (KGC US)	933	21,552
*	Knight Therapeutics, Inc.	39,822	279,522
	KP Tissue, Inc.	2,300	21,231
	Labrador Iron Ore Royalty Corp.	7,709	147,103
*	Laramide Resources Ltd.	28,500	9,962
	Lassonde Industries, Inc., Class A	600	92,954
	Leon's Furniture Ltd.	6,706	117,726
	Linamar Corp.	12,734	939,165
#*	Lithium Americas Corp.	1,618	4,644
	Loblaw Cos. Ltd.	34,844	1,635,755
	Lundin Gold, Inc.	21,011	1,176,412
	Lundin Mining Corp.	55,506	1,374,336
*	LunR Royalties Corp.	4,388	58,060
	Magellan Aerospace Corp.	2,725	67,374

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Magna International, Inc. (MG CN)	12,585	$863,089
	Magna International, Inc. (MGA US)	58,092	3,985,111
	Mainstreet Equity Corp.	900	113,880
*	Major Drilling Group International, Inc.	19,412	192,756
	Manulife Financial Corp. (MFC US)	90,657	4,028,797
	Maple Leaf Foods, Inc.	22,730	463,729
*	Marimaca Copper Corp.	5,100	25,903
	Martinrea International, Inc.	21,886	159,089
*	Mattr Corp.	18,933	232,028
*	MDA Space Ltd.	10,609	321,180
	Medical Facilities Corp.	6,857	85,404
*	Mega Uranium Ltd.	97,996	36,350
	Melcor Developments Ltd.	3,200	43,029
	Metro, Inc.	36,180	2,404,885
	Morguard Corp.	200	15,979
	MTY Food Group, Inc.	4,385	107,134
#	Mullen Group Ltd.	30,940	607,610
	National Bank of Canada	22,593	3,654,503
	Neo Performance Materials, Inc.	11,454	269,631
*	NFI Group, Inc.	17,971	323,307
	North American Construction Group Ltd. (NOA CN)	7,400	100,771
	North American Construction Group Ltd. (NOA US)	1,500	20,400
	North West Co., Inc.	13,509	490,019
	Northland Power, Inc.	76,647	1,193,022
#	Nutrien Ltd. (NTR CN)	1,300	89,730
	Nutrien Ltd. (NTR US)	54,316	3,751,618
	OceanaGold Corp.	84,458	2,036,375
	Onex Corp.	16,756	1,283,011
#	Open Text Corp. (OTEX CN)	1,630	41,324
	Open Text Corp. (OTEX US)	65,652	1,663,622
	OR Royalties, Inc. (OR CN)	89	2,657
	OR Royalties, Inc. (OR US)	3,600	107,136
*	Orezone Gold Corp.	34,200	52,208
		Shares	Value»
CANADA — (Continued)
*	Orvana Minerals Corp.	8,400	$11,265
	Pan American Silver Corp. (PAAS CN)	17,203	740,716
	Pan American Silver Corp. (PAAS US)	71,683	3,090,247
	Pason Systems, Inc.	27,794	245,851
	Pembina Pipeline Corp. (PBA US)	76,684	3,752,148
	Pet Valu Holdings Ltd.	7,165	100,331
	PHX Energy Services Corp.	14,555	110,472
	Pizza Pizza Royalty Corp.	7,900	71,063
*	PMET Resources, Inc.	5,500	16,047
	Polaris Renewable Energy, Inc.	6,500	70,015
	PrairieSky Royalty Ltd.	37,142	918,581
*	Precision Drilling Corp. (PD CN)	998	77,614
*	Precision Drilling Corp. (PDS US)	2,935	228,165
#	Premium Brands Holdings Corp.	14,855	982,421
	Propel Holdings, Inc.	4,712	82,788
	Pulse Seismic, Inc.	6,100	13,924
	Quebecor, Inc., Class B	41,685	1,928,955
#	RB Global, Inc. (RBA US)	11,873	1,302,943
*	Real Matters, Inc.	3,400	11,642
	Restaurant Brands International, Inc. (QSR US)	22,306	1,651,090
	Richelieu Hardware Ltd.	14,469	365,995
	Rogers Communications, Inc. (RCI US), Class B	66,510	2,251,363
	Rogers Communications, Inc. (RCIB CN), Class B	3,092	104,680
#	Rogers Sugar, Inc.	41,000	203,852
	Royal Bank of Canada (RY CN)	25,032	5,239,248
	Royal Bank of Canada (RY US)	97,597	20,447,547
	Russel Metals, Inc.	18,045	865,789
	Saputo, Inc.	62,401	1,755,160
	Savaria Corp.	13,874	288,198
*	Seabridge Gold, Inc. SA US	9,233	238,304

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Secure Waste Infrastructure Corp.	69,338	$1,194,998
*	Shopify, Inc. (SHOP US), Class A	6,770	793,105
#	Sienna Senior Living, Inc.	15,782	250,940
*	Source Energy Services Ltd.	3,700	30,485
	South Bow Corp. SOBO US	68,926	2,557,155
	Sprott, Inc. (SII US)	4,829	497,435
*	SSR Mining, Inc. (SSRM CN)	44,744	1,143,938
*	SSR Mining, Inc. (SSRM US)	22,172	568,047
	Stantec, Inc. (STN CN)	5,001	352,926
	Stantec, Inc. (STN US)	11,124	784,131
	Stella-Jones, Inc.	16,395	904,511
	StorageVault Canada, Inc.	40,526	138,763
	Sun Life Financial, Inc. (SLF CN)	31,106	2,580,832
	Sun Life Financial, Inc. (SLF US)	47,424	3,933,821
	Superior Plus Corp.	71,765	408,521
#*	Talon Metals Corp.	10,050	36,061
	Teck Resources Ltd. (TECK US), Class B	33,100	1,993,944
	TECSYS, Inc.	500	11,920
	TELUS Corp.	9,325	89,003
#	TerraVest Industries, Inc.	2,849	232,151
	TFI International, Inc. (TFII CN)	8,716	1,177,532
	TFI International, Inc. (TFII US)	8,066	1,089,071
††	Theratechnologies, Inc.	4,374	1,662
	Thomson Reuters Corp.	4,179	410,085
#	Timbercreek Financial Corp.	22,035	95,097
*	Titan Mining Corp.	4,446	8,714
	TMX Group Ltd.	26,391	964,636
	Torex Gold Resources, Inc.	36,899	1,420,053
	Toromont Industries Ltd.	16,627	2,501,077
	Toronto-Dominion Bank (TD CN)	7,237	867,500
	Toronto-Dominion Bank (TD US)	99,817	11,970,055
	Total Energy Services, Inc.	12,608	212,524
		Shares	Value»
CANADA — (Continued)
#*	Transat AT, Inc.	8,400	$13,542
#*	Trekor Metals Ltd. TKO CN	79	533
	Trican Well Service Ltd.	64,615	272,869
	Triple Flag Precious Metals Corp. (TFPM CN)	900	25,854
	Triple Flag Precious Metals Corp. (TFPM US)	7,056	202,998
*	Trisura Group Ltd. (TSU CN)	13,086	388,888
*	Valeura Energy, Inc.	12,761	113,969
	VersaBank (VBNK CN)	2,400	46,310
	VersaBank (VBNK US)	1,100	21,274
*††	Victoria Gold Corp./Vancouver	11,300	0
*	Vitalhub Corp.	2,368	11,554
	Wajax Corp.	7,419	171,735
	Waste Connections, Inc. (WCN US)	10,533	1,763,013
*	Wesdome Gold Mines Ltd.	48,100	892,450
	West Fraser Timber Co. Ltd. (WFG CN)	16,188	1,048,291
*	Western Copper & Gold Corp. WRN US	20,271	41,353
	Westshore Terminals Investment Corp.	8,792	251,496
	Wheaton Precious Metals Corp. (WPM US)	10,722	1,169,020
	Winpak Ltd.	7,805	244,809
	WSP Global, Inc.	9,081	1,109,465
*	Yangarra Resources Ltd.	24,900	24,690
	Yellow Pages Ltd.	2,471	23,076
TOTAL CANADA			280,472,603
CHINA — (0.1%)
	China Gold International Resources Corp. Ltd. (CGG CN)	56,934	1,257,393
DENMARK — (1.4%)
	AL Sydbank	16,028	1,543,397
	ALK-Abello AS	32,141	1,099,299
	Alm Brand AS	245,887	646,656
#	Ambu AS, Class B	18,388	205,523
#	AP Moller - Maersk AS (MAERSKA DC), Class A	223	582,323

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	AP Moller - Maersk AS (MAERSKB DC), Class B	338	$910,204
	Coloplast AS, Class B	4,559	301,485
	D/S Norden AS	6,091	317,177
	Danske Bank AS	61,163	3,519,910
*	Demant AS	20,158	872,517
*	Dfds AS	10,610	203,516
	DSV AS	8,762	1,893,651
	FLSmidth & Co. AS	14,063	1,055,329
	Foroya Banki P	1,197	52,638
#*	GN Store Nord AS	44,373	669,446
#	GronlandsBANKEN AS	259	44,266
#*	H&H International AS, Class B	1,745	27,877
	ISS AS	37,576	1,665,418
	Jeudan AS	1,620	51,202
	Jyske Bank AS	15,613	2,478,176
	Matas AS	12,378	172,487
#	MT Hoejgaard Holding AS	502	20,499
#*Ω	Netcompany Group AS	6,702	334,482
*	NKT AS	14,984	2,045,128
*Ω	NNIT AS	2,658	15,608
#*	NTG Nordic Transport Group AS, Class A	4,088	160,475
*Ω	Orsted AS	16,116	359,312
	Pandora AS	15,813	1,980,239
#	Parken Sport & Entertainment AS	1,139	35,582
	Per Aarsleff Holding AS	4,795	534,074
	Ringkjoebing Landbobank AS	6,693	1,798,464
#	Rockwool AS ROCKA DC, Class A	12,400	417,714
#	Rockwool AS ROCKB DC, Class B	27,458	877,311
	Schouw & Co. AS	3,662	350,344
	SJF Bank AS	3,621	233,859
	Skjern Bank	455	26,097
#*	Solar AS, Class B	2,147	72,526
	SP Group AS	1,449	106,240
	Tivoli AS	661	64,143
	TORM PLC, Class A	21,227	647,195
*	Trifork Group AG	2,515	43,445
	Tryg AS	53,314	1,268,745
	UIE PLC	3,870	217,668
#	Vestas Wind Systems AS	96,367	2,593,955
TOTAL DENMARK			32,515,602
FINLAND — (2.0%)
	Aktia Bank OYJ	13,319	184,481
		Shares	Value»
FINLAND — (Continued)
#	Alandsbanken Abp, Class B	1,334	$67,326
	Alma Media OYJ	6,819	106,747
#	Aspo OYJ	9,512	68,989
	Atria OYJ	4,031	72,898
*	Componenta OYJ	2,962	23,325
	Digia OYJ	3,511	24,272
#	Elisa OYJ	37,481	1,511,563
#*	Endomines Finland OYJ	977	8,470
Ω	Enento Group OYJ	2,714	47,426
#	Fiskars OYJ Abp	7,297	109,328
	Fortum OYJ	70,722	1,607,777
	F-Secure OYJ	27,204	58,035
#	Harvia OYJ	2,878	137,304
	Hiab OYJ	11,710	795,780
	HKFoods OYJ	16,235	30,487
	Huhtamaki OYJ	22,410	799,209
#	Ilkka OYJ	433	1,995
	Kalmar OYJ, Class B	11,710	520,729
	Kemira OYJ	33,301	653,628
	Kesko OYJ (KESKOA FH), Class A	23,575	575,393
#	Kesko OYJ (KESKOB FH), Class B	87,230	2,173,538
	Kone OYJ, Class B	27,101	1,563,645
	Konecranes OYJ	55,973	1,746,120
#	Lassila & Tikanoja OYJ	4,901	38,019
*	Lindex Group OYJ	19,336	50,997
	Lumo Kodit OYJ	24,964	226,782
	Luotea PLC	14,353	31,604
#	Mandatum OYJ	86,348	591,585
	Marimekko OYJ	5,734	69,782
#*	Metsa Board OYJ (METSB FH), Class B	34,158	115,814
	Metso OYJ	123,378	2,309,415
	Neste OYJ	96,891	3,433,660
	Nokia OYJ (NOK US), Sponsored ADR	15,414	140,884
	Nokia OYJ (NOKIA FH)	355,620	3,286,971
#	Nokian Renkaat OYJ	33,258	585,273
	Nordea Bank Abp (NDA FH)	207,796	4,193,978
	Nordea Bank Abp (NDA SS)	83,521	1,686,932
#	Oma Saastopankki OYJ	2,640	51,587
	Outokumpu OYJ	139,185	838,205
#	Ponsse OYJ	2,132	57,344
	Puuilo OYJ	17,057	336,685
	Raisio OYJ, Class V	36,574	108,727
#*	Remedy Entertainment OYJ	696	12,838
#*	Revenio Group OYJ	4,522	63,741
	Sampo OYJ, Class A	488,999	5,409,734

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Sanoma OYJ	25,980	$265,275
	Scanfil OYJ	7,043	93,295
	Stora Enso OYJ, Class R	191,011	2,196,543
	Taaleri PLC	5,092	42,556
	Tieto OYJ	31,709	678,707
#	Tokmanni Group Corp.	12,950	109,141
	UPM-Kymmene OYJ	114,471	3,114,273
	Vaisala OYJ, Class A	5,021	318,401
#	Valmet OYJ	39,332	1,185,971
#	Verkkokauppa.com OYJ	2,796	11,356
	Wartsila OYJ Abp	79,691	2,702,517
*	YIT OYJ	33,771	114,121
TOTAL FINLAND			47,361,178
FRANCE — (6.7%)
*	74Software SA	2,936	128,732
	ABC arbitrage	11,839	70,753
	Accor SA	33,333	1,733,516
#	Aeroports de Paris SA	8,735	1,210,720
	Air Liquide SA	911	179,475
	AKWEL SADIR	694	5,284
*	Alstom SA	90,832	1,682,747
#	Altamir	3,848	106,544
	Alten SA	6,817	592,828
Ω	Amundi SA	10,172	1,111,489
	Arkema SA	17,387	1,184,274
	Assystem SA	1,316	63,715
	Aubay	1,372	87,671
	AXA SA	62,944	3,262,362
Ω	Ayvens SA	107,941	1,454,798
#*	Bastide le Confort Medical	1,112	30,031
#	Beneteau SACA	10,717	74,522
	BioMerieux	4,647	370,403
	BNP Paribas SA	44,394	5,641,083
	Boiron SA	1,017	32,196
	Bollore SE	116,719	521,255
	Bonduelle SCA	1,003	10,614
*††	Bourbon Corp. SA	3,477	0
	Bouygues SA	72,691	4,094,666
	Bureau Veritas SA	84,273	2,695,896
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	99	10,190
	Capgemini SE	12,770	1,517,851
	Carrefour SA	196,755	3,610,843
	CBo Territoria	5,862	26,410
*	Cegedim SA	158	1,835
	Cie de Saint-Gobain SA	70,962	6,669,511
	Cie des Alpes	6,973	164,287
		Shares	Value»
FRANCE — (Continued)
	Cie Generale des Etablissements Michelin SCA	136,014	$5,497,748
*	Clariane SE	23,156	106,795
	Coface SA	32,253	588,682
	Credit Agricole SA	77,117	1,723,214
	Danone SA	35,826	2,786,764
	Dassault Systemes SE	5,005	116,441
	Derichebourg SA	32,138	345,998
	Edenred SE	41,223	1,357,258
	Eiffage SA	22,704	3,226,909
	Electricite de Strasbourg SA	188	35,426
#Ω	Elior Group SA	17,931	43,927
	Elis SA	59,003	1,692,436
*	Emeis SA	19,260	325,100
	Engie SA	344,839	10,749,013
#	Equasens	617	23,309
	EssilorLuxottica SA	6,407	1,212,985
	Eurazeo SE	4,425	243,311
Ω	Euronext NV	13,992	2,558,379
*	Eutelsat Communications SACA	102,408	242,232
	Exosens SAS	2,670	177,143
#*	Figeac Aero	2,866	36,188
	Fnac Darty SA (0QSH LI)	903	36,068
	Fnac Darty SA (FNAC FP)	538	21,441
*	Forvia SE (1EO IM)	1,747	18,548
*	Forvia SE (FRVIA FP)	57,102	589,918
	Gaztransport Et Technigaz SA	9,721	2,197,132
	Getlink SE	998	21,290
	GL Events SACA	3,535	128,645
	Groupe Crit SA	826	51,019
	Hermes International SCA	1,349	2,390,257
*	ID Logistics Group SACA	820	341,577
	Imerys SA	5,321	144,881
	Infotel SA	1,464	70,835
	Interparfums SA	3,792	107,641
	Ipsen SA	9,830	1,899,406
	IPSOS SA	11,077	457,644
	Jacquet Metals SACA	3,271	80,050
	JCDecaux SE	26,462	693,228
	Kaufman & Broad SA	4,447	130,223
	Kering SA	2,789	920,575
#	Lectra	1,556	36,924
	Legrand SA	19,011	2,890,228
*	Lhyfe SAS	4,259	10,036
	Linedata Services	158	8,047
	LISI SA	3,856	283,202
	LNA Sante SA	1,861	74,584

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	L'Oreal SA	11,148	$4,965,266
	Lumibird	2,119	65,001
	LVMH Moet Hennessy Louis Vuitton SE	14,111	7,748,844
	Manitou BF SA	3,565	91,023
	Mersen SA	6,581	283,482
#	Metropole Television SA	8,427	117,890
	Nexans SA	12,118	1,845,830
#*	Nexity SA	13,951	113,946
	North Atlantic Energies	745	57,370
	NRJ Group	4,221	32,885
#	Oeneo SA	3,475	36,712
	Opmobility	20,678	307,065
	Orange SA (ORA FP)	450,596	8,607,138
*	OSE Immuno	6,345	23,511
*	Pierre Et Vacances SA	26,918	58,276
	Pluxee NV	5,103	83,776
	Publicis Groupe SA (PUB FP)	42,560	4,542,450
	Quadient SA	5,082	79,641
	Renault SA	58,186	1,837,296
	Rexel SA	52,347	2,172,175
	Robertet SA	199	183,201
	Rubis SCA	12,834	496,131
	SA d'Explosifs et de Produits Chimiques	146	44,541
	Savencia SA	1,026	75,057
	Schneider Electric SE (SU FP)	13,835	4,648,357
	SCOR SE	48,402	1,914,839
	SEB SA	2,780	187,245
#	Seche Environnement SACA	643	60,238
	SES SA	143,528	952,855
*Ω	SMCP SA	8,453	65,111
	Societe BIC SA	4,762	373,368
	Societe Generale SA	68,159	6,406,717
	Societe LDC SADIR	1,552	204,692
*	SOITEC	1,419	172,828
	Sopra Steria Group	3,150	668,731
	SPIE SA	45,016	2,420,993
	Stef SA	1,222	191,298
	STMicroelectronics NV (STM FP)	39,978	2,135,561
	STMicroelectronics NV (STM US)	53,126	2,783,271
	Sword Group	2,115	76,559
	Synergie SE	2,137	72,664
	Technip Energies NV	35,278	1,220,150
	Teleperformance SE	13,842	1,101,270
#	Television Francaise 1 SA	20,089	164,684
	TFF Group	553	9,608
	Thermador Groupe	1,621	141,676
#	Tikehau Capital SCA	6,624	121,453
		Shares	Value»
FRANCE — (Continued)
	Trigano SA	2,529	$441,763
#*	Ubisoft Entertainment SA	3,630	24,015
	Valeo SE	75,709	1,309,909
*	Vallourec SACA	56,335	1,358,289
	Veolia Environnement SA (VIE FP)	40,140	1,597,305
	Vetoquinol SA	992	83,530
	VIEL & Cie SA	2,848	62,264
	Vinci SA	54,443	7,686,956
	Virbac SACA	871	339,173
*	Viridien	2,421	260,329
	Vivendi SE	177,590	327,740
#*	Voltalia SA	2,317	18,705
#	Vusion	632	94,996
#	Wavestone	1,798	67,406
*Ω	X-Fab Silicon Foundries SE	16,386	122,667
TOTAL FRANCE			158,796,880
GERMANY — (7.3%)
	1&1 AG	9,160	209,274
*	7C Solarparken AG	19,018	37,363
	Adesso SE	937	63,429
	adidas AG	14,415	2,667,107
	Adtran Networks SE	552	14,769
	AIXTRON SE	9,741	410,887
	Allgeier SE	2,000	38,522
	Allianz SE (ALV GR)	30,864	15,372,919
	Alzchem Group AG	1,842	328,292
	Aroundtown SA	84,558	212,696
	Atoss Software SE	2,472	240,824
Ω	Aumann AG	3,047	48,883
*	Aumovio SE	17,809	822,296
	Aurubis AG	8,547	1,798,475
	BASF SE	185,841	10,788,739
	Basler AG	1,113	32,174
	Bayerische Motoren Werke AG	30,537	2,093,111
#*	BayWa AG (BYW6 GR)	3,666	11,527
	Bechtle AG	16,022	670,935
Ω	Befesa SA	5,418	218,489
	Bijou Brigitte AG	1,184	65,654
	Bilfinger SE	12,550	1,200,231
	Borussia Dortmund GmbH & Co. KGaA	13,803	48,287
	Brenntag SE	24,487	1,726,737
*Ω	Brockhaus Technologies AG	1,939	45,646
	CANCOM SE (COK GR)	6,778	187,423
#	Carl Zeiss Meditec AG	1,987	70,017
*	Ceconomy AG	32,902	161,399
	Cewe Stiftung & Co. KGaA	1,993	220,737
	Commerzbank AG	128,806	5,617,744

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Continental AG	28,456	$2,366,493
#	CTS Eventim AG & Co. KGaA	14,075	949,651
	Daimler Truck Holding AG	101,301	5,729,652
	Deutsche Bank AG (DB US)	115,050	4,222,335
#	Deutsche Beteiligungs AG	1,623	39,692
	Deutsche Boerse AG	14,406	4,339,334
	Deutsche EuroShop AG	1,644	34,958
#*Ω	Deutsche Pfandbriefbank AG	19,058	75,290
	Deutsche Post AG	145,136	9,695,340
	Deutsche Telekom AG (DTE GR)	408,261	12,599,332
	Deutsche Wohnen SE	6,411	136,918
#	Deutz AG	28,654	326,945
	Draegerwerk AG & Co. KGaA	760	73,180
	Duerr AG	13,837	285,704
Ω	DWS Group GmbH & Co. KGaA	9,989	842,558
	E.ON SE	425,029	9,156,510
	Eckert & Ziegler SE	11,404	179,430
	Elmos Semiconductor SE	2,333	394,238
	ElringKlinger AG	7,755	43,416
#	Energiekontor AG	2,205	87,146
#	Fielmann Group AG	4,412	206,796
	flatexDEGIRO SE	24,129	1,015,954
#	Fraport AG Frankfurt Airport Services Worldwide	12,586	983,245
#	Freenet AG	35,489	997,277
	Fresenius Medical Care AG (FME GR)	58,146	2,984,160
	Friedrich Vorwerk Group SE	2,185	165,963
	FUCHS SE	8,901	355,332
	GEA Group AG	41,003	2,912,914
	Gesco SE	603	9,344
#	GFT Technologies SE	5,834	153,940
	Grand City Properties SA	12,144	136,082
	Grenke AG	9,151	124,315
	Hannover Rueck SE	11,066	3,189,736
#Ω	Hapag-Lloyd AG	3,779	554,562
#*	Heidelberger Druckmaschinen AG	84,529	132,106
	Henkel AG & Co. KGaA	10,019	820,959
	Hensoldt AG	17,514	1,608,816
		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co. KGaA	3,106	$299,214
#*	Hugo Boss AG	7,291	318,649
	Indus Holding AG	6,546	239,986
	Infineon Technologies AG (IFX GR)	87,103	6,250,819
#	Init Innovation in Traffic Systems SE	1,284	70,127
Ω	Instone Real Estate Group SE	4,671	41,403
*	IONOS Group SE	14,232	518,806
	IVU Traffic Technologies AG	2,195	58,384
	Jenoptik AG	15,103	654,354
Ω	JOST Werke SE	4,607	308,158
#	K&S AG	57,832	970,018
	KION Group AG	24,553	1,111,084
	Knorr-Bremse AG	13,971	1,661,651
	Kontron AG	13,580	350,925
	Krones AG	4,570	588,962
	KWS Saat SE & Co. KGaA	3,397	281,103
	Lanxess AG	21,695	414,408
	LEG Immobilien SE	7,119	427,414
*	LPKF Laser & Electronics SE	697	11,571
#*	MAX Automation SE	1,137	4,868
	Mercedes-Benz Group AG	66,999	3,622,579
#	MLP SE	19,862	177,194
#	MTU Aero Engines AG	10,352	4,340,367
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,537	5,728,871
	Multitude AG	2,952	17,693
#	Mutares SE & Co. KGaA	4,222	130,044
	Nagarro SE	1,208	106,743
	Nemetschek SE	9,480	638,997
*	Nordex SE	38,516	1,720,882
	Norma Group SE	7,320	154,344
*	Pentixapharm Holding AG	4,604	10,094
	Pfeiffer Vacuum Technology AG	371	70,137
	ProCredit Holding AG	6,561	62,152
#	ProSiebenSat.1 Media SE	15,415	64,505
*	Puma SE (PUM GR)	12,586	401,492
*	PVA TePla AG	2,596	99,723
	Rational AG	1,668	1,298,633
#	RTL Group SA	8,675	324,764
	SAF-Holland SE	6,237	155,919
	Salzgitter AG	9,967	597,131
	SAP SE (SAP GR)	14,211	2,604,807
#	Schaeffler AG	61,976	510,848
#Ω	Scout24 SE	9,258	793,722

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Secunet Security Networks AG	463	$95,829
*	SFC Energy AG, Class BR	1,557	36,197
*	SGL Carbon SE	18,733	81,246
*	Siemens Energy AG	38,002	6,492,374
#*	Siltronic AG	4,396	388,537
#	Sixt SE	4,116	340,722
#*	SMA Solar Technology AG	840	51,539
	Springer Nature AG & Co. KGaA	4,481	95,555
	Stabilus SE	5,068	84,312
	STRATEC SE	2,186	49,487
#	Stroeer SE & Co. KGaA	9,082	415,726
*	Suedzucker AG	12,942	169,092
	SUSS MicroTec SE	3,573	309,310
#	Symrise AG	12,010	1,232,466
	TAG Immobilien AG	30,087	480,771
*	Talanx AG	11,947	1,587,930
	Technotrans SE	1,771	63,698
	thyssenkrupp AG	173,851	2,439,630
#*Ω	Thyssenkrupp Nucera AG & Co. KGaA	1,253	10,944
	TUI AG	174,888	1,523,150
	United Internet AG	25,570	698,524
#*	Verbio SE	6,536	218,149
	Volkswagen AG	3,300	289,746
#	Vonovia SE	49,669	1,205,001
#	Vossloh AG	2,532	170,655
*	Wacker Chemie AG	6,373	652,750
	Wacker Neuson SE	8,807	222,461
	Washtec AG	3,449	155,138
*	Westwing Group SE	1,203	18,542
	Wuestenrot & Wuerttembergische AG	8,104	136,564
#*Ω	Zalando SE	73,100	2,384,170
TOTAL GERMANY			173,667,969
HONG KONG — (1.4%)
	Aeon Credit Service Asia Co. Ltd.	38,000	42,848
	AIA Group Ltd.	531,400	5,356,985
	Allied Group Ltd.	62,000	17,634
	APAC Resources Ltd. 1104 HK	426,588	86,229
	Asia Financial Holdings Ltd.	40,000	23,805
	ASMPT Ltd.	57,100	1,095,724
	Bank of East Asia Ltd.	199,332	423,437
	Best Mart 360 Holdings Ltd.	82,000	17,113
*	Bitfire Group Holdings Ltd.	12,000	2,773
		Shares	Value»
HONG KONG — (Continued)
	BOC Hong Kong Holdings Ltd.	177,000	$1,177,061
#*	Bright Smart Securities & Commodities Group Ltd.	228,000	186,043
	Build King Holdings Ltd.	100,000	18,731
	Cafe de Coral Holdings Ltd.	84,000	59,474
	Cathay Pacific Airways Ltd.	481,000	894,836
#*	China Star Entertainment Ltd.	180,000	157,247
	Chow Sang Sang Holdings International Ltd.	127,000	188,394
	CITIC Telecom International Holdings Ltd.	613,000	217,318
	CK Asset Holdings Ltd.	145,069	883,618
	CK Hutchison Holdings Ltd.	114,000	1,068,097
#*	CK Life Sciences International Holdings, Inc.	338,000	24,139
*	CMBC Capital Holdings Ltd.	79,000	9,100
	C-Mer Medical Holdings Ltd.	108,000	12,787
#††	Convoy, Inc.	576,000	2,299
	Cowell e Holdings, Inc.	74,000	194,661
*	CPBIO Holding Co. Ltd.	7,000	8,258
Ω	Crystal International Group Ltd.	184,500	152,109
	Dah Sing Banking Group Ltd.	108,928	209,296
	Dah Sing Financial Holdings Ltd.	50,920	323,485
*	Deep Source Holdings Ltd.	1,230,000	81,769
	Dickson Concepts International Ltd.	43,500	36,161
	Dream International Ltd.	49,000	43,532
	Eagle Nice International Holdings Ltd.	74,000	25,911
	Emperor Watch & Jewellery Ltd.	810,000	28,289
#*Ω	FIT Hon Teng Ltd.	427,000	255,427
	FSE Lifestyle Services Ltd.	29,000	19,415

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Giordano International Ltd.	326,000	$58,168
	Glorious Sun Enterprises Ltd.	80,000	13,662
	Great Eagle Holdings Ltd.	21,520	43,558
	G-Resources Group Ltd.	94,760	97,477
#	Guotai Junan International Holdings Ltd.	871,000	231,011
	Hang Lung Group Ltd.	207,000	364,340
	Hang Lung Properties Ltd.	386,811	359,483
*	Hao Tian International Construction Investment Group Ltd.	2,120,000	4,325
*	HK AI Capital Ltd.	896,000	11,156
	HKT Trust & HKT Ltd.	779,000	1,318,727
	Hong Kong Exchanges & Clearing Ltd.	48,540	2,529,070
*	Hongkong & Shanghai Hotels Ltd.	19,500	14,857
*Ω	Honma Golf Ltd.	25,000	8,905
	Hysan Development Co. Ltd.	53,000	126,030
	IGG, Inc.	267,000	113,690
Ω	Impro Precision Industries Ltd.	111,000	102,513
	Jacobson Pharma Corp. Ltd.	120,000	16,341
	JBM Healthcare Ltd.	74,000	18,117
	Johnson Electric Holdings Ltd.	114,069	270,595
	K Wah International Holdings Ltd.	275,000	72,615
	Karrie International Holdings Ltd.	132,000	30,833
	Kerry Properties Ltd.	174,000	434,148
	KLN Logistics Group Ltd.	83,000	63,363
	Luk Fook Holdings International Ltd.	81,000	253,908
#	Man Wah Holdings Ltd.	507,200	203,696
	Midland Holdings Ltd.	140,000	40,302
	Miramar Hotel & Investment	60,000	76,238
	Modern Dental Group Ltd.	72,000	70,607
#	MTR Corp. Ltd.	47,920	202,182
	Nameson Holdings Ltd.	98,000	9,863
		Shares	Value»
HONG KONG — (Continued)
#*	New World Development Co. Ltd.	279,270	$245,076
*††	NewOcean Energy Holdings Ltd.	238,000	0
#	Nissin Foods Co. Ltd.	61,000	52,115
	Orbusneich Medical Group Holdings Ltd.	39,000	18,379
	Oriental Watch Holdings	113,457	47,593
	Pacific Basin Shipping Ltd.	370,000	154,599
	Pacific Textiles Holdings Ltd.	151,000	19,484
#	PAX Global Technology Ltd.	200,000	100,564
	PCCW Ltd.	810,797	607,722
	Pico Far East Holdings Ltd.	230,000	65,976
#	Plover Bay Technologies Ltd.	91,000	96,722
	PRADA SpA	118,600	651,423
	Public Financial Holdings Ltd.	62,000	11,145
Ω	Regina Miracle International Holdings Ltd.	71,000	21,382
	Sa Sa International Holdings Ltd.	248,000	29,153
Ω	Samsonite Group SA	359,100	646,223
	SAS Dragon Holdings Ltd.	64,000	62,219
	SEA Holdings Ltd.	37,706	6,141
	Shangri-La Asia Ltd.	316,000	166,638
*	Shenwan Hongyuan HK Ltd.	75,000	9,962
	Singamas Container Holdings Ltd.	246,000	14,127
	Sino Land Co. Ltd.	455,155	619,940
	SITC International Holdings Co. Ltd.	296,000	1,492,371
	SmarTone Telecommunications Holdings Ltd.	98,000	61,285
*	Solomon Systech International Ltd.	234,000	8,056
#	Stella International Holdings Ltd.	202,500	376,332
	Sun Hung Kai & Co. Ltd.	139,000	73,026
	Sun Hung Kai Properties Ltd.	48,696	764,276
	SUNeVision Holdings Ltd.	170,000	104,778
	Swire Pacific Ltd. (19 HK), Class A	59,000	749,265

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Swire Pacific Ltd. (87 HK), Class B	102,500	$195,447
	Swire Properties Ltd.	53,800	163,852
*	Taung Gold International Ltd.	520,000	33,226
	Techtronic Industries Co. Ltd.	113,000	1,898,395
*	Texhong International Group Ltd.	39,500	33,068
	Tradelink Electronic Commerce Ltd.	2,000	294
	Transport International Holdings Ltd.	60,795	73,536
	Truly International Holdings Ltd.	76,000	8,225
*	TVB Ltd.	89,500	27,264
	United Laboratories International Holdings Ltd.	306,000	348,179
#	Vitasoy International Holdings Ltd.	88,000	72,662
	Viva Goods Co. Ltd.	872,000	38,413
#*	Vobile Group Ltd.	453,000	143,341
	VSTECS Holdings Ltd.	196,000	234,381
#	VTech Holdings Ltd.	44,900	296,012
Ω	WH Group Ltd.	1,550,925	1,668,745
	Wharf Real Estate Investment Co. Ltd.	121,000	409,220
*	Xingye Alloy Materials Group Ltd.	95,000	10,856
	YesAsia Holdings Ltd.	56,000	23,241
#	Yue Yuen Industrial Holdings Ltd.	168,500	304,953
#*	Yunfeng Financial Group Ltd.	476,000	97,704
*	ZO Future Group	44,000	10,163
TOTAL HONG KONG			33,870,934
IRELAND — (0.7%)
	AIB Group PLC	533,854	6,349,456
	Bank of Ireland Group PLC	235,335	4,942,004
	Cairn Homes PLC	206,386	581,036
	FBD Holdings PLC (FBD ID)	6,986	140,495
	Glanbia PLC (GLB ID)	70,983	1,884,476
*Ω	Glenveagh Properties PLC	147,143	406,738
	Irish Continental Group PLC (IR5B ID)	52,931	479,608
	Kingspan Group PLC (KSP ID)	25,414	2,362,073
		Shares	Value»
IRELAND — (Continued)
	Permanent TSB Group Holdings PLC	63,921	$218,539
TOTAL IRELAND			17,364,425
ISRAEL — (1.5%)
*	Abra Information Technologies Ltd.	8,885	12,650
	Ackerstein Group Ltd.	17,158	51,382
	Adgar Investment & Development Ltd.	12,287	15,239
	Afcon Holdings Ltd.	199	39,049
*	AFI Properties Ltd.	1,879	117,984
	Africa Israel Residences Ltd.	894	63,401
*	Airport City Ltd.	8,088	145,706
#	Albaad Massuot Yitzhak Ltd.	2,670	26,217
#	Alony Hetz Properties & Investments Ltd.	22,285	231,431
	Alrov Properties & Lodgings Ltd.	1,669	139,354
	Altshuler Shaham Finance Ltd.	22,586	47,218
	Amos Luzon Development & Energy Group Ltd.	15,411	23,359
	Amot Investments Ltd.	20,569	124,980
	Analyst IMS Investment Management Services Ltd.	1,533	72,339
	Arad Ltd.	2,984	50,552
*	Argo Properties NV	2,713	112,455
	Ari Real Estate Arena Investment Ltd.	13,098	19,473
*	Ashdod Refinery Ltd.	2,303	88,274
#	Ashtrom Group Ltd.	8,232	168,730
	AudioCodes Ltd. (AUDC US)	7,272	69,666
	Aura Investments Ltd.	10,607	55,403
	Automatic Bank Services Ltd.	5,935	43,263
	Ayalon Holdings Ltd.	3,351	154,430
	Azorim-Investment Development & Construction Co. Ltd.	10,450	49,211
	Azrieli Group Ltd.	1,219	160,922
	Bank Hapoalim BM	143,907	3,493,768
	Bank Leumi Le-Israel BM	142,935	3,377,314
*	Baran Group Ltd.	3,091	24,270

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Bezeq The Israeli Telecommunication Corp. Ltd.	236,710	$567,164
	Big Shopping Centers Ltd.	1,012	227,445
	Blue Square Real Estate Ltd.	828	87,027
*	C. MER Industries Ltd.	701	12,086
*	Camtek Ltd.	699	96,656
	Carasso Motors Ltd.	13,072	130,700
*	Carasso Real Estate Ltd.	1,020	10,988
#	Castro Model Ltd.	885	42,397
	Cellcom Israel Ltd. (CEL IT)	29,773	321,247
	Cellcom Israel Ltd. (CELJF US)	6,437	65,014
#*	Cielo-Blu Group Ltd.	14,077	13,788
	Clal Insurance Enterprises Holdings Ltd.	14,933	1,130,094
	Cohen Development Gas & Oil Ltd.	406	22,176
#*	Compugen Ltd.	18,907	42,538
	Danel Adir Yeoshua Ltd.	1,139	160,183
	Danya Cebus Ltd.	2,547	97,788
#	Delek Automotive Systems Ltd.	9,678	53,595
	Delta Galil Ltd.	3,106	179,561
	Delta Israel Brands Ltd.	1,712	64,100
	Diplomat Holdings Ltd.	3,364	52,205
	Direct Finance of Direct Group 2006 Ltd.	562	116,440
	Dor Alon Energy in Israel 1988 Ltd.	859	52,100
*	Doral Group Renewable Energy Resources Ltd.	18,488	416,628
#*	Duniec Brothers Ltd.	1,148	94,532
#	El Al Israel Airlines	101,118	449,012
	Electra Consumer Products 1970 Ltd.	2,612	61,404
	Electra Ltd.	6,000	233,643
*	Ellomay Capital Ltd.	460	9,085
	Energix-Renewable Energies Ltd.	14,099	102,168
*	Enlight Renewable Energy Ltd. (ENLT IT)	5,996	508,878
*	Fattal Holdings 1998 Ltd.	1,653	366,089
		Shares	Value»
ISRAEL — (Continued)
	First International Bank of Israel Ltd.	10,254	$791,851
#	Formula Systems 1985 Ltd. (FORTY IT)	2,553	269,224
	Fox Wizel Ltd.	2,556	253,346
*	Gilat Satellite Networks Ltd.	12,148	133,798
#	Hagag Group Real Estate Development	10,027	71,136
	Hamat Group Ltd.	2,290	11,435
	Harel Insurance Investments & Financial Services Ltd.	15,033	861,806
	Hilan Ltd.	3,637	260,670
	Hiper Global Ltd.	1,400	13,282
	IBI MANAGING&UNDERWRITING Ltd.	2,664	9,731
	ICL Group Ltd.	46,486	237,546
	IDI Insurance Co. Ltd.	2,831	223,576
*	IES Holdings Ltd.	283	70,753
	Ilex Medical Ltd.	1,313	21,495
	Inrom Construction Industries Ltd.	32,338	258,435
*	Isracard Ltd.	32,094	112,190
#	Israel Canada TR Ltd.	21,145	108,014
	Israel Discount Bank Ltd., Class A	179,862	1,877,129
#*	Israir Group Ltd.	18,935	8,481
	Isras Investment Co. Ltd.	461	127,447
*	Isrotel Ltd.	3,267	134,580
	Issta Ltd.	3,129	91,348
*	Kamada Ltd. (KMDA US)	6,066	43,311
	Kardan Real Estate Enterprise & Development Ltd.	14,025	23,050
	Kerur Holdings Ltd.	1,414	38,192
*	Kvutzat Acro Ltd.	4,440	59,601
	Lahav L.R. Real Estate Ltd.	17,300	63,675
	Land Development Nimrodi Group Ltd.	6,281	81,923
#	Lapidoth Capital Ltd.	3,456	91,062
	Libra Insurance Co. Ltd.	6,736	47,673
	M Yochananof & Sons Ltd.	1,570	179,607
*	Malam-Team Holding Ltd.	910	40,079
	Matrix IT Ltd.	5,510	155,935

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Matrix IT Ltd. MTRX IT	8,500	$240,852
	Max Stock Ltd.	27,253	310,794
	Mediterranean Towers Ltd.	25,225	123,959
	Mega Or Holdings Ltd.	3,782	614,265
	Meitav Investment House Ltd.	12,104	523,738
#	MENIF - Financial Services Ltd.	10,177	76,968
	Menora Mivtachim Holdings Ltd.	5,946	929,799
*	Meshek Energy Renewable Energies Ltd.	55,801	203,980
	Meshulam Levinstein Contracting & Engineering Ltd.	635	79,356
*	Migdal Insurance & Financial Holdings Ltd.	83,723	475,566
	Mivne Real Estate KD Ltd.	52,674	232,439
	Mivtach Shamir Holdings Ltd.	1,957	274,769
	Mizrahi Tefahot Bank Ltd.	14,841	1,104,438
	Nawi Group Ltd.	4,936	74,263
#*	Nayax Ltd.	2,711	183,984
	Neto Malinda Trading Ltd.	3,048	140,579
*	Neto ME Holdings Ltd.	633	45,553
	Next Vision Stabilized Systems Ltd.	6,804	528,917
*	Nexxen International Ltd.	948	10,298
*	Nexxen International Ltd. NEXN US	1,480	15,214
#*	Nice Ltd. (NICE US), Sponsored ADR	262	25,883
#*	Nova Ltd. (NVMI US)	548	214,197
	Oil Refineries Ltd.	653,879	417,103
	One Software Technologies Ltd.	9,525	204,236
*	OY Nofar Energy Ltd.	3,182	187,097
#	Palram Industries 1990 Ltd.	3,125	42,014
	Partner Communications Co. Ltd.	49,149	604,389
	Paz Retail & Energy Ltd.	2,661	751,273
*	Perion Network Ltd.	8,378	79,486
	Phoenix Financial Ltd.	29,640	1,661,899
		Shares	Value»
ISRAEL — (Continued)
	Plasson Industries Ltd.	828	$43,479
	Polyram Plastic Industries Ltd.	4,428	11,799
	Prashkovsky Investments & Construction Ltd.	1,560	67,762
	Qualitau Ltd.	1,064	174,576
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	227,804
#	Rani Zim Shopping Centers Ltd.	6,725	10,377
*	Rapac Communication & Infrastructure Ltd.	638	17,717
#*	Retailors Ltd.	1,434	10,926
	Sano-Brunos Enterprises Ltd.	174	19,886
	Scope Metals Group Ltd.	1,860	176,647
	Shapir Engineering & Industry Ltd.	5,785	86,579
#*	Shikun & Binui Ltd.	40,219	230,182
	Shufersal Ltd.	59,556	851,927
	Strauss Group Ltd.	4,316	163,453
	Summit Real Estate Holdings Ltd.	9,319	152,229
*	Tadiran Group Ltd.	308	18,999
*	TAT Technologies Ltd.	1,828	75,097
	Tel Aviv Stock Exchange Ltd.	15,517	597,668
	Telsys Ltd.	940	106,489
	Tiv Taam Holdings 1 Ltd.	17,614	66,448
*	Tower Semiconductor Ltd. (TSEM US)	2,175	477,782
	Turpaz Industries Ltd.	2,820	59,215
*	Veridis Environment Ltd.	10,859	179,161
	Victory Supermarket Chain Ltd.	1,493	22,374
	Villar International Ltd.	840	47,599
#	YD More Investments Ltd.	8,814	122,785
	YH Dimri Construction & Development Ltd.	1,168	137,773
TOTAL ISRAEL			36,070,193
ITALY — (3.6%)
	A2A SpA	496,823	1,297,792
	ACEA SpA	13,738	333,824
	Amplifon SpA	8,586	120,197
#*	Aquafil SpA	13,516	21,433

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Ariston Holding NV	21,206	$88,932
	Arnoldo Mondadori Editore SpA	75,019	181,629
	Ascopiave SpA	19,441	60,479
	Azimut Holding SpA	29,900	1,270,001
	B&C Speakers SpA	589	7,531
	Banca Generali SpA	15,290	1,155,115
#	Banca IFIS SpA	5,431	92,477
	Banca Mediolanum SpA	47,792	1,280,584
	Banca Monte dei Paschi di Siena SpA	492,498	6,596,208
	Banco BPM SpA	377,363	6,889,965
	Banco di Desio e della Brianza SpA	11,470	223,214
#	BasicNet SpA	6,151	43,694
#*	Biesse SpA	1,807	10,568
	BPER Banca SpA	455,665	7,404,190
	Brembo NV	37,739	462,114
#	Brunello Cucinelli SpA	8,745	891,817
#	Cairo Communication SpA	14,524	39,304
	Cembre SpA	582	54,914
*	CIR SpA-Compagnie Industriali	209,979	173,846
	Credito Emiliano SpA	27,465	603,944
	d'Amico International Shipping SA	16,778	139,784
	Danieli & C Officine Meccaniche SpA (DAN IM)	3,400	255,310
	Danieli & C Officine Meccaniche SpA (DANR IM)	11,141	572,812
	De' Longhi SpA	13,854	650,297
Ω	Enav SpA	21,073	123,067
	Enel SpA	505,273	5,706,249
#	ERG SpA	13,114	332,897
	Esprinet SpA	8,722	71,418
*	Eurotech SpA	12,976	17,626
	Ferrari NV (RACE IM)	5,231	2,056,832
#	Ferrari NV (RACE US)	611	240,655
#	Ferretti SpA	20,157	67,179
	Fiera Milano SpA	5,610	54,611
	Fila SpA	9,103	98,529
	FinecoBank Banca Fineco SpA	82,841	2,269,582
	FNM SpA	35,502	18,746
	Gefran SpA	1,074	13,530
#	Generali	9,295	471,062
*	Geox SpA	28,631	9,208
#	GPI SpA	2,849	45,142
#*Ω	GVS SpA	9,132	45,691
	Hera SpA	233,458	1,019,091
*	IMMSI SpA	64,785	39,453
		Shares	Value»
ITALY — (Continued)
	Industrie De Nora SpA	9,777	$72,440
#Ω	Infrastrutture Wireless Italiane SpA	44,980	333,727
#	Intercos SpA	9,849	151,944
	Interpump Group SpA	13,833	556,877
	Intesa Sanpaolo SpA	867,798	6,559,952
	Iren SpA	104,399	303,613
	Italgas SpA	116,117	1,197,437
	Italmobiliare SpA	4,298	129,464
	Iveco Group NV	28,255	453,058
	LU-VE SpA	828	54,465
	Maire SpA	36,714	548,668
#	MARR SpA	2,701	19,863
	MFE-MediaForEurope NV, Class A	47,069	145,030
#	MFE-MediaForEurope NV (MFEA IM), Class A	17,344	52,713
#	MFE-MediaForEurope NV (MFEB IM), Class B	22,348	90,810
#	Moltiply Group SpA	3,541	149,167
	Moncler SpA	37,847	2,152,690
#Ω	Nexi SpA	66,254	324,703
	Orsero SpA	3,884	72,223
Ω	OVS SpA	81,946	592,384
	Pharmanutra SpA	861	82,667
#	Piaggio & C SpA	36,054	80,866
#Ω	Pirelli & C SpA	115,396	879,042
#	Poste Italiane SpA	25,430	769,323
	Prysmian SpA	16,855	2,325,875
Ω	RAI Way SpA	27,860	149,356
#	Reply SpA	4,000	507,608
#	Rizzoli Corriere Della Sera Mediagroup SpA	46,806	50,110
	Sabaf SpA	778	11,101
*	Safilo Group SpA	52,329	99,881
#	Saipem SpA	450,815	2,187,105
*	Salvatore Ferragamo SpA	5,142	60,436
#	Sanlorenzo SpA	2,888	126,504
*	Seco SpA	7,500	30,295
#*	Seri Industrial SpA	7,308	24,166
	Sesa SpA	2,483	265,217
	Snam SpA	152,321	1,032,861
*	Sogefi SpA	18,975	42,186
	SOL SpA	6,774	443,927
#*	Stellantis NV (STLA UX)	10,645	61,315
#*	Stellantis NV (STLAM IM)	247,907	1,427,341
Ω	Technogym SpA	34,723	543,258
*	Telecom Italia SpA	462,042	3,923,593
	Tenaris SA (TEN IM)	33,633	964,918
	Tenaris SA (TS US), ADR	20,904	1,198,426

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Terna - Rete Elettrica Nazionale	149,965	$1,719,218
#*	TREVI - Finanziaria Industriale SpA	5,019	26,531
	UniCredit SpA	101,131	9,537,869
#	Webuild SpA	128,389	333,303
#	Wiit SpA	2,849	92,358
#	Zignago Vetro SpA	4,723	40,494
TOTAL ITALY			86,620,921
JAPAN — (23.3%)
	& ST HD Co. Ltd.	8,080	171,428
	77 Bank Ltd.	45,000	974,990
	A&D HOLON Holdings Co. Ltd.	8,400	156,134
	AB & Company Co. Ltd.	4,100	35,115
	ABC-Mart, Inc.	18,100	309,705
	Achilles Corp.	1,200	9,682
	Acom Co. Ltd.	73,300	218,217
	AD Works Group Co. Ltd.	15,000	38,274
	ADEKA Corp.	20,600	502,788
	Ad-sol Nissin Corp.	4,800	45,260
	Advantest Corp.	42,000	8,298,442
	Aeon Co. Ltd.	157,220	1,348,903
#	Aeon Fantasy Co. Ltd.	2,300	39,824
#	AEON Financial Service Co. Ltd.	28,500	280,216
#	Aeon Hokkaido Corp.	14,600	77,379
	Aeon Kyushu Co. Ltd.	700	12,443
	AGC, Inc.	18,500	697,690
#	Ahresty Corp.	8,100	35,386
	Ai Holdings Corp.	8,200	151,020
	Aica Kogyo Co. Ltd.	17,200	396,568
	Aichi Corp.	7,300	66,105
	Aichi Financial Group, Inc.	50,330	542,524
	Aichi Steel Corp.	11,600	212,827
	Aichi Tokei Denki Co. Ltd.	2,400	41,922
	Aida Engineering Ltd.	7,681	57,110
	Ain Holdings, Inc.	6,888	254,273
	Ainavo Holdings Co. Ltd.	2,200	10,618
	Aiphone Co. Ltd.	3,100	54,701
	Air Water, Inc.	55,214	865,944
	Airman Corp.	6,000	95,086
	Airport Facilities Co. Ltd.	6,100	35,847
	Airtrip Corp.	7,400	41,208
	Aisan Industry Co. Ltd.	14,900	222,332
	Aisin Corp.	95,754	1,320,132
#	AIT Corp.	2,000	29,466
#	Aizawa Securities Group Co. Ltd.	5,200	55,457
		Shares	Value»
JAPAN — (Continued)
	Akatsuki Corp.	11,800	$44,303
	Akatsuki, Inc.	1,900	36,287
#*	Akebono Brake Industry Co. Ltd.	32,200	22,052
	Akita Bank Ltd.	4,100	185,002
#	Albis Co. Ltd.	1,568	25,005
	Alconix Corp.	8,300	134,308
	Alfresa Holdings Corp.	32,000	464,160
	Allied Telesis Holdings KK	10,300	15,042
#	Alpen Co. Ltd.	3,600	50,054
	Alpha Systems, Inc.	1,300	26,779
	AlphaPolis Co. Ltd.	2,900	19,271
	Alps Alpine Co. Ltd.	47,230	646,954
	Altech Corp.	13,590	70,235
	Amada Co. Ltd.	64,800	1,111,719
	Amano Corp.	15,700	380,315
#	Amvis Holdings, Inc.	17,800	42,602
	ANA Holdings, Inc.	5,600	109,378
	Anabuki Kosan, Inc.	1,000	14,247
	Anest Iwata Corp.	6,600	74,193
	Anicom Holdings, Inc.	21,900	164,248
#	Anycolor, Inc.	8,900	146,456
#	AOKI Holdings, Inc.	7,600	82,114
	Aoyama Trading Co. Ltd.	21,300	100,146
#	Aoyama Zaisan Networks Co. Ltd.	3,600	28,702
	Aozora Bank Ltd.	29,700	563,578
	Appier Group, Inc.	21,900	131,175
	Arakawa Chemical Industries Ltd.	5,000	56,272
	Arata Corp.	5,200	85,112
#	ARCLANDS Corp.	16,709	200,683
	Arcs Co. Ltd.	11,200	254,313
	ARE Holdings, Inc.	21,200	407,936
	Arealink Co. Ltd.	10,400	64,640
#*	Arent, Inc.	1,200	33,460
	Argo Graphics, Inc.	12,000	102,419
	Ariake Japan Co. Ltd.	5,500	185,012
	Arisawa Manufacturing Co. Ltd.	4,700	70,915
	Artience Co. Ltd.	10,000	277,048
	Artnature, Inc.	2,100	11,651
#	Artner Co. Ltd.	3,600	21,476
	As One Corp.	14,900	224,513
#	Asahi Co. Ltd.	3,400	28,999
#	Asahi Diamond Industrial Co. Ltd.	14,894	101,667
	Asahi Intecc Co. Ltd.	34,900	787,384
	Asahi Intelligence Service Co. Ltd.	2,100	12,129
	Asahi Kasei Corp.	281,983	3,010,152
#	Asahi Kogyosha Co. Ltd.	4,304	101,727
	Asahi Net, Inc.	6,100	24,247

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Printing Co. Ltd.	3,900	$21,605
	Asahi Yukizai Corp.	2,000	75,576
	Asanuma Corp.	20,800	112,854
	Asics Corp.	52,800	1,556,777
	Astena Holdings Co. Ltd.	9,400	29,659
	Atrae, Inc.	4,000	21,570
#*	Aucnet, Inc.	10,000	83,317
	Autobacs Seven Co. Ltd.	12,800	124,779
	Aval Data Corp.	700	13,565
#	Avant Group Corp.	6,600	52,411
	Avex, Inc.	8,100	67,084
	Awa Bank Ltd.	9,100	469,829
	Axial Retailing, Inc.	18,396	146,281
	Azbil Corp.	59,200	613,017
#	AZ-COM MARUWA Holdings, Inc.	12,700	73,325
#	AZOOM Co. Ltd.	1,200	34,973
	Bandai Namco Holdings, Inc.	38,700	1,121,109
	Bando Chemical Industries Ltd.	9,300	140,304
	Bank of Iwate Ltd.	15,700	209,965
	Bank of Saga Ltd.	3,800	132,174
	Bank of the Ryukyus Ltd.	10,800	197,328
#	Base Co. Ltd.	1,700	34,181
#	baudroie, Inc.	2,900	52,231
	BayCurrent, Inc.	23,200	1,046,415
#	Beauty Garage, Inc.	1,500	13,059
	Belc Co. Ltd.	2,800	117,405
	Bell System24 Holdings, Inc.	11,300	96,835
#	Bell-Park Co. Ltd.	700	12,659
	Belluna Co. Ltd.	12,000	80,642
#	Bewith, Inc.	1,100	11,087
#	Bic Camera, Inc.	28,800	315,045
	BIPROGY, Inc.	21,600	662,848
	B-Lot Co. Ltd.	5,200	47,234
	Blue Zones Holdings Co. Ltd.	29,300	328,877
	BML, Inc.	6,704	150,365
#	Bookoff Group Holdings Ltd.	3,100	54,611
	Bourbon Corp.	2,700	53,605
	B-R31 Ice Cream Co. Ltd.	400	10,222
	Bridgestone Corp.	116,700	2,881,955
	Broadleaf Co. Ltd.	23,200	64,113
	Broadmedia Corp.	900	9,896
	Brother Industries Ltd.	46,800	1,165,469
#	Buffalo, Inc.	3,000	51,491
#	Bull-Dog Sauce Co. Ltd.	2,700	30,772
		Shares	Value»
JAPAN — (Continued)
	Bunka Shutter Co. Ltd.	17,700	$210,399
#	Bushiroad, Inc.	7,400	17,352
	Business Brain Showa-Ota, Inc.	11,400	73,848
#	Business Engineering Corp.	7,000	53,589
	BuySell Technologies Co. Ltd.	5,600	103,439
	C Uyemura & Co. Ltd.	2,600	360,838
	CAC Holdings Corp.	3,200	37,093
	Calbee, Inc.	23,100	421,306
	Canon Marketing Japan, Inc.	23,400	525,818
	Canon, Inc. (7751 JP)	34,700	965,878
	Capcom Co. Ltd.	33,200	833,996
	Career Design Center Co. Ltd.	1,000	18,255
	Careerlink Co. Ltd.	1,300	19,232
	Carlit Co. Ltd.	6,900	98,740
	Cawachi Ltd.	3,300	68,776
	CCI Group, Inc.	55,300	379,887
	CE Holdings Co. Ltd.	1,500	15,702
#	Celsys, Inc.	6,800	73,397
	Central Automotive Products Ltd.	11,400	146,446
	Central Glass Co. Ltd.	6,300	155,880
	Central Japan Railway Co.	25,760	641,033
#	Central Security Patrols Co. Ltd.	1,600	27,964
#	Central Sports Co. Ltd.	900	13,736
#	Ceres, Inc.	700	9,248
#	Change Holdings, Inc.	8,000	48,089
#	Charm Care Corp. KK	6,100	51,718
	Chiba Bank Ltd.	52,300	850,139
#	Chikaranomoto Holdings Co. Ltd.	1,900	19,611
#	Chino Corp.	4,200	41,869
	Chiyoda Co. Ltd.	5,400	33,769
#*	Chiyoda Corp.	35,000	142,152
	Chiyoda Integre Co. Ltd.	2,000	40,773
	Chofu Seisakusho Co. Ltd.	5,300	69,745
	Chori Co. Ltd.	3,300	80,500
	Choushimaru Co. Ltd.	400	4,322
	Chubu Shiryo Co. Ltd.	7,600	89,909
#	Chubu Steel Plate Co. Ltd.	5,099	67,819
	Chudenko Corp.	7,100	218,686

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chuetsu Pulp & Paper Co. Ltd.	2,300	$30,106
#	Chugai Ro Co. Ltd.	2,300	55,329
	Chugin Financial Group, Inc.	41,900	863,365
	Chugoku Marine Paints Ltd.	11,000	245,325
	Citizen Watch Co. Ltd.	41,000	542,773
	CKD Corp.	8,500	310,189
#	CK-San-Etsu Co. Ltd.	2,100	68,028
#	Cleanup Corp.	9,300	54,022
	CMK Corp.	19,400	75,265
	Coca-Cola Bottlers Japan Holdings, Inc.	18,842	452,803
	Computer Engineering & Consulting Ltd.	7,700	107,773
#	Computer Institute of Japan Ltd.	10,800	34,759
	COMSYS Holdings Corp.	21,064	691,394
#	Comture Corp.	9,278	83,326
	Copro-Holdings Co. Ltd.	900	4,582
#	Core Concept Technologies, Inc.	2,100	19,058
#	Core Corp.	1,800	22,745
#	Cosel Co. Ltd.	7,600	58,727
	Cosmo Energy Holdings Co. Ltd.	34,200	851,069
	Cosmos Initia Co. Ltd.	2,100	17,294
	Cosmos Pharmaceutical Corp.	11,900	479,986
#	Cota Co. Ltd.	4,932	37,655
#	Create Restaurants Holdings, Inc.	60,900	297,728
	Create SD Holdings Co. Ltd.	9,300	194,267
	Credit Saison Co. Ltd.	35,671	1,010,460
	Creek & River Co. Ltd.	2,900	26,228
	Cresco Ltd.	8,400	85,061
	CTI Engineering Co. Ltd.	6,600	130,918
	CTS Co. Ltd.	8,400	44,328
	Curves Holdings Co. Ltd.	14,900	89,440
	CyberAgent, Inc.	88,500	808,563
#*	CYBERDYNE, Inc.	27,500	37,456
#	Cybozu, Inc.	5,500	94,189
	Dai Nippon Printing Co. Ltd.	35,600	645,507
		Shares	Value»
JAPAN — (Continued)
	Dai Nippon Toryo Co. Ltd.	5,000	$43,717
	Daicel Corp.	65,000	586,502
	Dai-Dan Co. Ltd.	18,600	280,463
#	Daido Metal Co. Ltd.	11,700	98,873
	Daido Steel Co. Ltd.	34,500	484,918
	Daiei Kankyo Co. Ltd.	8,800	205,869
	Daifuku Co. Ltd.	22,800	839,865
	Daihatsu Infinearth Mfg Co. Ltd.	4,800	82,016
	Daiho Corp.	10,500	52,207
#	Daiichi Jitsugyo Co. Ltd.	4,800	95,260
	Daiichi Kensetsu Corp.	2,600	55,909
	Daiichi Life Group, Inc.	359,200	4,331,005
	Daiichikosho Co. Ltd.	16,300	185,236
	Daiki Aluminium Industry Co. Ltd.	9,000	82,781
	Daikin Industries Ltd.	20,300	2,940,552
	Daikokutenbussan Co. Ltd.	2,500	70,854
	Daikyonishikawa Corp.	14,684	94,297
	Dainichi Co. Ltd.	1,800	11,847
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	15,200	105,506
	Daio Paper Corp.	16,300	101,448
	Daiseki Co. Ltd.	10,680	253,957
	Daishi Hokuetsu Financial Group, Inc.	70,200	1,008,415
#	Daishinku Corp.	7,600	34,237
	Daisue Construction Co. Ltd.	2,500	54,171
	Daito Pharmaceutical Co. Ltd.	7,980	62,531
	Daito Trust Construction Co. Ltd.	67,200	1,418,462
	Daitron Co. Ltd.	5,000	102,188
	Daiwa House Industry Co. Ltd.	124,100	3,644,387
	Daiwa Ltd.	7,900	85,170
	Daiwa Securities Group, Inc.	125,604	1,405,086
	Daiwabo Holdings Co. Ltd.	24,600	548,310
	DCM Holdings Co. Ltd.	31,600	304,364
	Dear Life Co. Ltd.	10,800	73,720
	Delica Foods Holdings Co. Ltd.	2,100	10,940
	Denka Co. Ltd.	18,100	383,429

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Densan System Holdings Co. Ltd.	2,400	$43,852
	Denso Corp.	102,100	1,253,676
*	Dentsu Group, Inc.	53,974	1,197,616
	Dentsu Soken, Inc.	17,800	301,650
	Denyo Co. Ltd.	5,000	124,822
	Dexerials Corp.	43,200	872,029
	DIC Corp.	23,865	656,286
	Digital Arts, Inc.	2,400	61,295
	Digital Garage, Inc.	5,800	88,000
#	Dip Corp.	4,600	53,783
	Disco Corp.	5,100	1,822,915
	DKK Co. Ltd.	2,700	51,946
#	DKS Co. Ltd.	2,400	185,457
	DMG Mori Co. Ltd.	41,300	944,940
	Doshisha Co. Ltd.	6,800	126,956
	Doutor Nichires Holdings Co. Ltd.	8,000	160,491
	Dowa Holdings Co. Ltd.	15,600	795,930
	DTS Corp.	36,600	266,181
	Duskin Co. Ltd.	10,800	301,572
#	DyDo Group Holdings, Inc.	6,100	115,265
#	Eagle Industry Co. Ltd.	5,900	109,911
	Earth Corp.	4,600	136,526
#	EAT&HOLDINGS Co. Ltd.	1,800	23,031
	Ebara Corp.	74,900	2,542,674
#	Ebara Foods Industry, Inc.	1,600	24,782
	Ebara Jitsugyo Co. Ltd.	6,100	91,320
#	Eco's Co. Ltd.	2,800	43,205
	EDION Corp.	21,500	326,736
	eGuarantee, Inc.	5,400	62,150
	Ehime Bank Ltd.	9,100	157,234
	Eizo Corp.	7,900	142,622
	EJ Holdings, Inc.	5,300	57,862
	Elan Corp.	5,100	24,548
	Elecom Co. Ltd.	10,700	124,504
#	EM Systems Co. Ltd.	7,800	27,144
	en, Inc.	9,500	76,406
	Endo Lighting Corp.	3,700	59,994
	ENEOS Holdings, Inc.	436,400	3,604,021
	Enomoto Co. Ltd.	1,700	24,767
	Entrust, Inc.	1,800	12,666
#	Envipro Holdings, Inc.	3,600	18,185
	eRex Co. Ltd.	5,800	30,603
	ERI Holdings Co. Ltd.	2,700	26,613
#	ES-Con Japan Ltd.	11,600	77,951
	Eslead Corp.	2,600	84,688
#	ESPEC Corp.	4,900	117,680
#	euglena Co. Ltd.	26,100	55,725
	Exedy Corp.	8,300	312,753
	EXEO Group, Inc.	54,738	893,809
	Ezaki Glico Co. Ltd.	14,400	456,559
		Shares	Value»
JAPAN — (Continued)
	F&M Co. Ltd.	800	$13,051
	FaithNetwork Co. Ltd.	5,500	26,960
	FALCO HOLDINGS Co. Ltd.	2,800	46,555
	FANUC Corp.	6,534	263,291
	Fast Retailing Co. Ltd.	8,500	4,162,189
	FCC Co. Ltd.	10,500	244,031
	Feed One Co. Ltd.	7,600	61,116
	Ferrotec Corp.	12,900	650,666
	FIDEA Holdings Co. Ltd.	4,500	60,498
	Financial Partners Group Co. Ltd.	20,500	220,102
#	FINDEX, Inc.	4,600	24,266
	Fintech Global, Inc.	54,700	45,022
#	First Bank of Toyama Ltd.	14,700	265,364
	Fit Easy, Inc.	1,900	32,589
#	Fixstars Corp.	7,900	102,582
	FJ Next Holdings Co. Ltd.	6,900	82,143
	Focus Systems Corp.	4,000	43,642
	Food & Life Cos. Ltd.	49,400	1,724,724
	Foster Electric Co. Ltd.	5,700	100,900
	FP Corp.	11,800	187,178
#	FP Partner, Inc.	1,300	17,871
#	France Bed Holdings Co. Ltd.	6,600	52,674
	Freebit Co. Ltd.	2,300	22,454
	Fudo Tetra Corp.	3,690	61,669
#	Fuji Co. Ltd.	9,200	117,206
	Fuji Corp. (6134 JP)	3,300	147,432
	Fuji Electric Co. Ltd.	19,023	1,660,123
#	Fuji Kyuko Co. Ltd.	5,699	98,154
	Fuji Media Holdings, Inc.	8,000	199,993
	Fuji Oil Co. Ltd.	10,300	256,053
	Fuji Seal International, Inc.	10,937	206,046
	Fujibo Holdings, Inc.	6,471	139,081
#	Fujicco Co. Ltd.	6,600	66,039
	FUJIFILM Holdings Corp.	39,100	920,399
	Fujikura Composites, Inc.	4,800	74,778
	Fujikura Kasei Co. Ltd.	4,600	24,754
	Fujikura Ltd.	193,200	4,902,709
	Fujimi, Inc.	6,100	142,787
#	Fujita Kanko, Inc.	9,500	119,751
	Fujitsu Ltd.	109,000	2,512,371
#	Fujiya Co. Ltd.	1,901	29,191
	FuKoKu Co. Ltd.	3,700	43,435
	Fukuda Corp.	4,000	96,505
	Fukuda Denshi Co. Ltd.	4,400	312,405

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Fukui Bank Ltd.	5,000	$176,260
	Fukui Computer Holdings, Inc.	3,500	70,290
	Fukuoka Financial Group, Inc.	24,328	1,112,038
	Fukuyama Transporting Co. Ltd.	5,000	186,359
	FULLCAST Holdings Co. Ltd.	4,900	53,060
	Fumakilla Ltd.	1,300	9,921
	Funai Soken Holdings, Inc.	11,760	81,442
	Furukawa Co. Ltd.	7,400	162,165
	Furukawa Electric Co. Ltd.	37,800	721,297
	Furuno Electric Co. Ltd.	7,300	328,673
	Furuya Metal Co. Ltd.	3,400	138,815
	Furyu Corp.	5,200	45,078
	Fuso Chemical Co. Ltd.	14,700	336,491
	Fuso Dentsu Co. Ltd.	1,800	24,536
#	Fuso Pharmaceutical Industries Ltd.	1,600	21,770
#	Futaba Corp.	9,200	35,059
	Futaba Industrial Co. Ltd.	17,500	112,967
	Future Corp.	13,200	203,354
	Fuyo General Lease Co. Ltd.	15,600	442,867
	G-7 Holdings, Inc.	7,500	68,431
#	GA Technologies Co. Ltd.	8,600	77,755
	Gakken Holdings Co. Ltd.	11,700	74,545
	Gakkyusha Co. Ltd.	1,500	25,338
	Gakujo Co. Ltd.	2,900	29,512
	Galilei Holdings Co. Ltd.	6,800	146,656
	Gamecard Holdings, Inc.	2,300	38,021
	Gecoss Corp.	3,900	42,478
#	Genky DrugStores Co. Ltd.	5,900	138,193
	Geo Holdings Corp.	8,000	104,457
#	Giken Ltd.	1,600	18,943
	Global Link Management KK	2,500	30,169
	GLOBERIDE, Inc.	5,900	94,124
	Glory Ltd.	12,800	363,884
	GLtechno Holdings, Inc.	3,780	133,888
#	GMO Financial Gate, Inc.	1,200	48,331
#	GMO Financial Holdings, Inc.	10,400	70,784
		Shares	Value»
JAPAN — (Continued)
#	GMO GlobalSign Holdings KK	1,900	$27,144
	GMO internet group, Inc.	17,500	467,192
	GMO Payment Gateway, Inc.	8,900	554,588
#	Godo Steel Ltd.	2,700	47,909
#	Gokurakuyu Holdings Co. Ltd.	3,900	12,279
	Goldcrest Co. Ltd.	4,600	93,328
	Goldwin, Inc.	12,100	173,804
#	Good Com Asset Co. Ltd.	2,900	27,975
	GREE Holdings, Inc.	12,300	31,012
#	Greens Co. Ltd.	3,000	41,398
	grems, Inc.	2,000	32,207
	GS Yuasa Corp.	18,199	612,886
#	GSI Creos Corp.	3,000	49,908
	G-Tekt Corp.	9,500	127,980
	Gun-Ei Chemical Industry Co. Ltd.	1,000	27,264
	GungHo Online Entertainment, Inc.	14,600	222,347
	Gunma Bank Ltd.	4,500	70,719
	Gunze Ltd.	4,600	115,743
	H.U. Group Holdings, Inc.	14,300	305,603
	H2O Retailing Corp.	27,260	487,679
	Hachijuni Nagano Bank Ltd.	88,700	1,378,223
#	Hagihara Industries, Inc.	3,400	37,970
#	Hakudo Co. Ltd.	1,900	41,253
#	Hakuhodo DY Holdings, Inc.	46,225	377,262
#	Hakuto Co. Ltd.	3,200	98,665
	Hakuyosha Co. Ltd.	500	10,755
	Halows Co. Ltd.	2,800	67,271
	Hamakyorex Co. Ltd.	28,400	325,806
	Hamamatsu Photonics KK	17,100	243,454
	Hankyu Hanshin Holdings, Inc.	38,500	1,139,134
	Hanwa Co. Ltd.	53,000	562,916
	Happinet Corp.	8,200	169,742
	Hard Off Corp. Co. Ltd.	2,800	50,816
	Harima Chemicals Group, Inc.	2,100	14,644
	Haseko Corp.	60,900	1,059,642
#	Hashimoto Sogyo Holdings Co. Ltd.	2,300	20,312
	Hazama Ando Corp.	45,400	517,255
	Heiwa Real Estate Co. Ltd.	11,400	167,936
	Heiwado Co. Ltd.	8,202	137,039
	Hibino Corp.	900	14,984

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hibiya Engineering Ltd.	7,600	$131,502
	Higashi Holdings Co. Ltd.	1,900	23,142
	Hikari Tsushin, Inc.	445	108,810
	HI-LEX Corp.	1,600	22,757
	Hioki EE Corp.	1,900	131,547
	Hirakawa Hewtech Corp.	2,266	44,659
	Hirano Tecseed Co. Ltd.	1,800	18,108
	Hirata Corp.	7,058	123,496
	Hirogin Holdings, Inc.	65,800	900,556
	Hirose Electric Co. Ltd.	5,300	893,096
	Hirose Tusyo, Inc.	900	22,032
	Hiroshima Electric Railway Co. Ltd.	2,500	9,816
#	Hiroshima Gas Co. Ltd.	6,200	16,642
	HIS Co. Ltd.	7,900	50,774
	Hisaka Works Ltd.	5,000	49,734
	Hitachi Construction Machinery Co. Ltd.	23,400	779,929
	Hochiki Corp.	11,700	139,868
	Hodogaya Chemical Co. Ltd.	3,700	47,178
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	45,261
	Hokkaido Gas Co. Ltd.	10,000	48,133
#	Hokkan Holdings Ltd.	2,500	37,379
#	Hokko Chemical Industry Co. Ltd.	6,000	68,821
#	Hokuetsu Corp.	30,900	176,840
	Hokuhoku Financial Group, Inc.	38,000	1,758,214
	Hokuriku Electric Industry Co. Ltd.	2,400	35,097
	Hokuriku Electrical Construction Co. Ltd.	3,480	32,175
	Hokuto Corp.	7,600	93,093
	Honda Motor Co. Ltd. (7267 JP)	154,600	1,558,310
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	7,515	226,277
#	H-One Co. Ltd.	5,000	48,183
#	Honeys Holdings Co. Ltd.	6,550	58,835
#	Hoosiers Holdings Co. Ltd.	10,000	77,663
	Horiba Ltd.	9,200	1,443,952
#	Hoshizaki Corp.	19,500	695,438
	Hosiden Corp.	12,200	216,624
		Shares	Value»
JAPAN — (Continued)
	Hosokawa Micron Corp.	3,600	$112,937
#	Hotland Holdings Co. Ltd.	3,400	35,032
	House Foods Group, Inc.	16,600	403,764
	Hoya Corp.	15,800	2,416,087
	HS Holdings Co. Ltd.	4,600	32,839
	Hulic Co. Ltd.	109,769	1,206,882
	Hyakugo Bank Ltd.	55,900	698,794
	Hyakujushi Bank Ltd.	25,200	444,019
	Ibiden Co. Ltd.	50,000	5,002,142
#	IBJ, Inc.	4,200	21,705
#	Ichibanya Co. Ltd.	11,400	67,041
	Ichigo, Inc.	34,700	89,798
	Ichiken Co. Ltd.	2,700	44,463
	Ichinen Holdings Co. Ltd.	5,200	77,054
	Ichiyoshi Securities Co. Ltd.	3,600	34,902
	Icom, Inc.	1,900	38,966
	ID Holdings Corp.	6,500	41,482
	Idec Corp.	8,500	186,503
#	IDOM, Inc.	17,700	142,282
	IHI Corp.	75,100	1,313,120
	Iida Group Holdings Co. Ltd.	25,740	368,516
#	Iino Kaiun Kaisha Ltd.	20,000	185,459
#	IKK Holdings, Inc.	4,000	20,170
#	I'll, Inc.	2,100	29,801
#	Imasen Electric Industrial	1,800	10,284
#	i-mobile Co. Ltd.	12,200	36,778
#	Imuraya Group Co. Ltd.	1,200	17,902
	Inaba Denki Sangyo Co. Ltd.	21,400	381,645
#	Inaba Seisakusho Co. Ltd.	2,800	29,910
	Inabata & Co. Ltd.	13,000	321,499
	Ines Corp.	4,700	62,641
	Infomart Corp.	23,000	82,400
	INFRONEER Holdings, Inc.	52,240	845,169
	Innotech Corp.	4,100	84,941
#	Insource Co. Ltd.	11,100	52,618
#	Intage Holdings, Inc.	4,400	52,742
#	Intelligent Wave, Inc.	2,300	14,359
	Internet Initiative Japan, Inc.	31,400	689,291
#	Inui Global Logistics Co. Ltd.	6,500	76,868
#	IPS, Inc.	2,400	52,185
	Iriso Electronics Co. Ltd.	3,000	51,109
#	ISB Corp.	3,100	45,860
#	Ise Chemicals Corp.	4,000	83,907
#	Iseki & Co. Ltd.	4,800	55,183

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Isetan Mitsukoshi Holdings Ltd.	57,700	$1,287,826
#	Ishihara Chemical Co. Ltd.	1,100	19,818
	Ishihara Sangyo Kaisha Ltd.	8,500	156,418
	Istyle, Inc.	29,400	81,342
	Isuzu Motors Ltd.	134,300	2,003,694
	Itfor, Inc.	5,500	59,246
#	ITmedia, Inc.	1,700	12,598
	Ito En Ltd.	10,819	202,417
	Itochu Enex Co. Ltd.	16,100	218,381
	Itoham Yonekyu Holdings, Inc.	6,800	209,277
	Itoki Corp.	11,600	212,523
	IwaiCosmo Holdings, Inc.	5,600	145,967
#	Iwaki Co. Ltd.	2,900	92,824
	Iwatani Corp.	51,600	656,816
	Iwatsuka Confectionery Co. Ltd.	1,800	35,013
	Iyogin Holdings, Inc.	49,300	1,109,224
	Izumi Co. Ltd.	19,000	119,309
	J Front Retailing Co. Ltd.	57,000	1,060,641
	J Trust Co. Ltd.	22,800	116,115
	JAC Recruitment Co. Ltd.	20,000	118,430
#	Jade Group, Inc.	2,700	27,883
	JAFCO Group Co. Ltd.	16,200	227,324
	JANOME Corp.	7,199	58,588
	Japan Airlines Co. Ltd.	39,200	723,026
	Japan Airport Terminal Co. Ltd.	18,500	654,448
#	Japan Animal Referral Medical Center Co. Ltd.	3,000	18,588
	Japan Aviation Electronics Industry Ltd.	14,300	210,998
	Japan Business Systems, Inc.	2,400	24,115
*	Japan Communications, Inc.	27,400	19,546
	Japan Electronic Materials Corp.	2,800	103,566
	Japan Elevator Service Holdings Co. Ltd.	38,900	412,277
	Japan Engine Corp.	800	46,350
	Japan Exchange Group, Inc.	86,200	1,172,588
		Shares	Value»
JAPAN — (Continued)
	Japan Eyewear Holdings Co. Ltd.	2,800	$44,251
#	Japan Investment Adviser Co. Ltd.	8,500	113,909
	Japan Lifeline Co. Ltd.	10,000	98,479
	Japan Material Co. Ltd.	13,200	181,530
#	Japan Medical Dynamic Marketing, Inc.	5,800	31,425
	Japan Post Insurance Co. Ltd.	46,800	515,319
#	Japan Property Management Center Co. Ltd.	2,000	22,818
	Japan Pulp & Paper Co. Ltd.	40,000	278,777
	Japan Securities Finance Co. Ltd.	23,500	349,929
#	Japan System Techniques Co. Ltd.	3,000	35,201
	Japan Transcity Corp.	10,500	88,490
	Japan Wool Textile Co. Ltd.	14,300	170,538
	JBCC Holdings, Inc.	15,200	154,169
	JCU Corp.	5,100	185,474
#	JDC Corp.	14,800	47,509
	Jeol Ltd.	12,280	623,417
	JFE Systems, Inc.	2,600	31,148
	JGC Holdings Corp.	45,300	633,573
	Jichodo Co. Ltd.	200	11,279
#	JINS Holdings, Inc.	3,300	131,706
	JINUSHI Co. Ltd.	3,100	56,391
	JK Holdings Co. Ltd.	3,200	27,716
	J-Lease Co. Ltd.	4,000	34,253
#	JM Holdings Co. Ltd.	9,200	78,929
	J-Oil Mills, Inc.	5,600	73,385
	Joshin Corp.	5,700	140,641
	Joyful Honda Co. Ltd.	15,200	238,001
	JP-Holdings, Inc.	13,200	52,521
#	JSB Co. Ltd.	2,500	139,978
	JSP Corp.	3,600	56,881
	JTEKT Corp.	31,700	434,074
	Juki Corp.	5,600	18,140
	Juroku Financial Group, Inc.	42,100	617,908
	Justsystems Corp.	7,200	182,681
	JVCKenwood Corp.	55,200	387,989
	JX Advanced Metals Corp.	5,670	131,364
	Kadoya Sesame Mills, Inc.	2,700	30,248
	Kaga Electronics Co. Ltd.	10,000	290,429
	Kagome Co. Ltd.	25,800	422,589
	Kajima Corp.	34,300	1,146,108

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kakaku.com, Inc.	31,645	$735,093
	Kameda Seika Co. Ltd.	9,900	79,108
	Kamei Corp.	8,300	201,132
	Kamigumi Co. Ltd.	21,500	698,198
#	Kanaden Corp.	4,800	73,443
	Kanadevia Corp.	50,700	372,957
#	Kanagawa Chuo Kotsu Co. Ltd.	1,500	36,413
	Kanamic Network Co. Ltd.	7,100	22,092
	Kanamoto Co. Ltd.	8,756	285,260
	Kandenko Co. Ltd.	28,600	951,294
	Kanematsu Corp.	49,040	640,125
	Kanemi Co. Ltd.	1,000	25,055
#	Kanro, Inc.	5,200	35,984
	Kansai Electric Power Co., Inc.	54,800	829,917
#	Kansai Paint Co. Ltd.	45,300	801,881
	Kanto Denka Kogyo Co. Ltd.	12,900	210,458
#	Kao Corp.	76,500	1,572,539
#*	Kappa Create Co. Ltd.	4,000	40,880
	Katakura Industries Co. Ltd.	6,600	116,301
	Katitas Co. Ltd.	13,000	275,442
	Kato Works Co. Ltd.	1,000	8,308
	Kawada Technologies, Inc.	12,600	99,339
	Kawaden Corp.	2,300	24,830
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	47,926
	Kawasaki Heavy Industries Ltd.	108,500	1,853,685
	KDDI Corp.	317,600	5,851,372
#	KeePer Technical Laboratory Co. Ltd.	3,200	56,296
	Keihan Holdings Co. Ltd.	19,500	399,651
#	Keihanshin Building Co. Ltd.	11,000	78,787
	Keikyu Corp.	22,400	218,661
	Keio Corp.	63,600	323,117
	Keisei Electric Railway Co. Ltd.	28,122	226,012
	KEIWA, Inc.	3,800	29,276
	Keiyo Bank Ltd.	26,900	440,612
	Kenko Mayonnaise Co. Ltd.	3,900	49,934
	Kewpie Corp.	19,223	549,352
#	Key Coffee, Inc.	1,900	23,868
	Keyence Corp.	3,200	1,605,077
	KH Neochem Co. Ltd.	10,300	211,935
	Kibun Foods, Inc.	5,200	35,482
	Kimoto Co. Ltd.	8,600	12,270
		Shares	Value»
JAPAN — (Continued)
#	Kimura Chemical Plants Co. Ltd.	5,400	$40,504
#	Kimura Kohki Co. Ltd.	600	43,326
	Kimura Unity Co. Ltd.	4,800	27,869
	Kinden Corp.	15,800	695,333
#	Kintetsu Department Store Co. Ltd.	3,300	38,283
	Kintetsu Group Holdings Co. Ltd.	23,900	519,144
*	Kioxia Holdings Corp.	1,100	306,610
	Kissei Pharmaceutical Co. Ltd.	10,400	265,555
	Ki-Star Real Estate Co. Ltd.	7,200	159,133
	Kita-Nippon Bank Ltd.	2,400	99,285
	Kitano Construction Corp.	4,600	33,126
	Kitz Corp.	18,400	249,807
	Kiyo Bank Ltd.	17,000	494,420
#	KNT-CT Holdings Co. Ltd.	2,900	34,762
	Koa Corp.	8,400	115,259
#	Koa Shoji Holdings Co. Ltd.	2,000	9,704
#	Koatsu Gas Kogyo Co. Ltd.	10,100	67,593
#	Kobe Electric Railway Co. Ltd.	1,100	16,954
	Kobe Steel Ltd.	110,320	1,427,906
	Kohnan Shoji Co. Ltd.	7,300	192,136
	Kohsoku Corp.	1,400	36,259
#	Koike-ya, Inc.	400	11,973
	Koito Manufacturing Co. Ltd.	31,745	530,555
#	Kojima Co. Ltd.	7,900	68,337
	Kokusai Electric Corp.	8,900	400,631
	Kokuyo Co. Ltd.	88,300	502,748
	Komatsu Ltd.	108,300	4,699,162
	Komatsu Wall Industry Co. Ltd.	4,000	69,725
	KOMEDA Holdings Co. Ltd.	11,900	216,067
	Komehyo Holdings Co. Ltd.	1,800	56,402
	Komeri Co. Ltd.	7,400	179,049
	Komori Corp.	11,600	134,713
#	Kondotec, Inc.	4,900	47,092
	Konica Minolta, Inc.	111,800	408,475
	Konishi Co. Ltd.	15,800	139,282
	Konoike Transport Co. Ltd.	10,399	194,467
#	Konoshima Chemical Co. Ltd.	1,500	14,796
#	Kosaido Holdings Co. Ltd.	27,600	86,806
	Kose Holdings Corp.	11,000	391,496

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Koshidaka Holdings Co. Ltd.	18,000	$118,381
#	Kotobuki Spirits Co. Ltd.	26,300	419,311
#	Kourakuen Corp.	1,600	11,301
	Kozo Keikaku Engineering Holdings, Inc.	3,000	54,469
	KPP Group Holdings Co. Ltd.	16,500	114,342
	Kraftia Corp.	8,800	462,772
#	KRS Corp.	4,000	72,106
	K's Holdings Corp.	35,400	419,326
	KU Holdings Co. Ltd.	5,200	39,289
	Kubota Corp. (6326 JP)	83,300	1,413,225
	Kumagai Gumi Co. Ltd.	37,808	336,705
	Kumiai Chemical Industry Co. Ltd.	20,210	92,779
#	Kura Sushi, Inc.	6,500	68,085
	Kurabo Industries Ltd.	4,400	271,349
	Kuraray Co. Ltd.	70,928	813,506
	Kureha Corp.	10,800	288,879
	Kurimoto Ltd.	13,100	123,858
	Kurita Water Industries Ltd.	18,900	1,015,635
	Kuriyama Holdings Corp.	4,400	45,214
	Kusuri No. Aoki Holdings Co. Ltd.	10,900	274,951
	KYB Corp.	10,800	303,030
	Kyocera Corp.	101,600	2,317,170
	Kyodo Printing Co. Ltd.	8,400	86,006
	Kyoei Steel Ltd.	4,500	54,459
	Kyokuto Boeki Kaisha Ltd.	3,000	33,264
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,200	135,162
	Kyokuyo Co. Ltd.	3,400	96,796
	Kyorin Pharmaceutical Co. Ltd.	8,600	61,529
#	Kyoritsu Maintenance Co. Ltd.	19,800	430,302
	Kyosan Electric Manufacturing Co. Ltd.	12,700	68,579
	Kyoto Financial Group, Inc.	42,396	1,168,602
	Kyowa Kirin Co. Ltd.	17,900	287,340
	Kyushu Electric Power Co., Inc.	49,900	552,844
	Kyushu Financial Group, Inc.	85,550	786,359
	Kyushu Leasing Service Co. Ltd.	1,700	16,792
		Shares	Value»
JAPAN — (Continued)
	Kyushu Railway Co.	24,600	$555,117
	LA Holdings Co. Ltd.	5,400	92,615
#	Lacto Japan Co. Ltd.	2,900	61,545
	Lasertec Corp.	6,399	1,470,056
#	LEC, Inc.	7,600	46,022
	Leopalace21 Corp.	58,800	248,768
	Life Corp.	12,200	197,573
#	Lifedrink Co., Inc.	11,400	103,592
*	Lifenet Insurance Co.	6,900	72,015
	LIFULL Co. Ltd.	19,000	24,109
#	LIKE, Inc.	2,100	20,002
#	Link & Motivation, Inc.	11,100	43,937
	Lintec Corp.	10,600	406,354
	Lion Corp.	61,101	655,010
	LITALICO, Inc.	5,600	55,959
	Lixil Corp.	79,300	861,264
	Loadstar Capital KK	3,120	52,501
#	Look Holdings, Inc.	2,000	32,545
#	Luckland Co. Ltd.	2,000	15,968
	LY Corp.	218,100	607,680
#	M&A Capital Partners Co. Ltd.	4,300	104,291
#	M3, Inc.	86,500	969,075
	Mabuchi Motor Co. Ltd.	44,864	464,736
	Macnica Holdings, Inc.	5,050	102,235
	Maeda Kosen Co. Ltd.	13,199	162,572
	Maezawa Holdings Co. Ltd.	7,596	85,697
	Maezawa Kyuso Industries Co. Ltd.	4,200	41,292
	Makino Milling Machine Co. Ltd.	6,000	521,228
	Makita Corp. (6586 JP)	13,966	449,851
#	Mammy Mart Holdings Corp.	2,000	13,489
#	Management Solutions Co. Ltd.	2,600	23,303
#	Mani, Inc.	16,800	158,380
	MarkLines Co. Ltd.	2,200	18,527
	Marubun Corp.	5,900	62,159
#	Maruchiyo Yamaokaya Corp.	1,400	30,559
	Marudai Food Co. Ltd.	4,100	58,988
	Marui Group Co. Ltd.	51,000	950,106
	Maruichi Steel Tube Ltd.	43,500	485,784
	Maruwa Co. Ltd.	1,500	507,908
	Maruzen Co. Ltd.	1,300	33,009
	Maruzen Showa Unyu Co. Ltd.	3,600	172,759
#	Marvelous, Inc.	7,400	21,661

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Matching Service Japan Co. Ltd.	1,500	$9,318
	Matsuda Sangyo Co. Ltd.	4,500	151,298
	Matsui Construction Co. Ltd.	6,000	54,727
	Matsui Securities Co. Ltd.	26,900	176,211
	MatsukiyoCocokara & Co.	81,480	1,300,191
	Matsuoka Corp.	1,800	27,712
#	Matsuyafoods Holdings Co. Ltd.	2,200	69,268
	Max Co. Ltd.	20,000	229,283
	Maxell Ltd.	10,400	133,709
	Maxvalu Tokai Co. Ltd.	3,300	67,781
	Mazda Motor Corp.	89,706	654,009
	McDonald's Holdings Co. Japan Ltd.	16,000	813,149
	Mebuki Financial Group, Inc.	162,850	1,508,966
	MEC Co. Ltd.	2,800	145,328
#	Medical System Network Co. Ltd.	4,300	13,057
	Medikit Co. Ltd.	600	10,553
	Medipal Holdings Corp.	42,400	763,475
#	Medius Holdings Co. Ltd.	3,500	17,090
*	Medley, Inc.	4,900	62,918
	Megachips Corp.	2,700	150,678
	Megmilk Snow Brand Co. Ltd.	10,600	249,877
	Meidensha Corp.	8,800	518,840
	Meiho Facility Works Ltd.	2,000	11,887
	Meiji Electric Industries Co. Ltd.	1,500	20,587
	Meiko Electronics Co. Ltd.	6,600	829,023
	Meiko Network Japan Co. Ltd.	2,700	13,186
	Meisei Industrial Co. Ltd.	10,800	137,087
	MEITEC Group Holdings, Inc.	18,400	385,152
	Meito Co. Ltd.	2,500	50,092
	Meiwa Corp.	9,200	51,784
#	Meiwa Estate Co. Ltd.	3,800	19,852
	Menicon Co. Ltd.	16,600	180,429
*	Mercari, Inc.	31,297	846,893
	METAWATER Co. Ltd.	8,000	153,444
	Micronics Japan Co. Ltd.	7,900	644,186
		Shares	Value»
JAPAN — (Continued)
#	Midac Holdings Co. Ltd.	2,700	$36,980
#	Mie Kotsu Group Holdings, Inc.	13,900	48,175
	Milbon Co. Ltd.	2,810	49,009
	MIMAKI ENGINEERING Co. Ltd.	5,700	74,931
	Minebea Mitsumi, Inc.	52,390	1,193,136
#	Mirai Industry Co. Ltd.	2,200	46,781
#	Miraini Holdings Co. Ltd.	8,264	118,935
	Mirait One Corp.	23,910	528,169
	Mirarth Holdings, Inc.	30,800	79,097
#	Miroku Jyoho Service Co. Ltd.	5,700	65,187
	MISUMI Group, Inc.	31,400	747,036
	Mitani Corp.	9,500	172,512
	Mitani Sangyo Co. Ltd.	7,800	33,959
	Mitani Sekisan Co. Ltd.	6,400	76,291
	Mitsuba Corp.	9,700	72,187
	Mitsubishi Electric Corp.	57,700	2,078,532
	Mitsubishi Estate Co. Ltd.	51,600	1,252,702
	Mitsubishi Gas Chemical Co., Inc.	27,200	702,584
	Mitsubishi HC Capital, Inc.	222,270	2,046,485
	Mitsubishi Heavy Industries Ltd.	94,600	2,210,076
	Mitsubishi Kakoki Kaisha Ltd.	5,400	105,488
	Mitsubishi Logistics Corp.	63,500	636,685
#	Mitsubishi Motors Corp.	193,800	443,708
	Mitsubishi Paper Mills Ltd.	7,800	54,607
	Mitsubishi Pencil Co. Ltd.	9,700	168,247
	Mitsubishi Research Institute, Inc.	2,800	84,433
	Mitsubishi Steel Manufacturing Co. Ltd.	3,700	50,174
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	488,200	10,904,678
	Mitsuboshi Belting Ltd.	4,700	120,028
	Mitsui Chemicals, Inc.	79,532	1,045,675
	Mitsui DM Sugar Co. Ltd.	4,500	96,857

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui E&S Co. Ltd.	30,800	$928,907
	Mitsui Fudosan Co. Ltd.	203,900	1,986,273
#	Mitsui High-Tec, Inc.	27,800	155,357
	Mitsui Kinzoku Co. Ltd.	14,899	2,805,079
#	Mitsui-Soko Holdings Co. Ltd.	26,400	595,878
	Mitsuuroko Group Holdings Co. Ltd.	11,200	147,927
	Miura Co. Ltd.	22,000	441,109
	MIXI, Inc.	12,400	225,616
#	Miyaji Engineering Group, Inc.	6,000	59,548
	Miyazaki Bank Ltd.	21,500	312,517
	Miyoshi Oil & Fat Co. Ltd.	1,700	20,407
	Mizuho Financial Group, Inc. (8411 JP)	98,380	5,100,426
	Mizuho Leasing Co. Ltd.	40,900	349,664
	Mizuho Medy Co. Ltd.	3,600	37,816
	Mizuno Corp.	11,600	267,506
	Modec, Inc.	8,500	548,988
	Monex Group, Inc.	38,300	168,628
	MonotaRO Co. Ltd.	37,200	469,434
	Morinaga & Co. Ltd.	16,900	280,097
	Morinaga Milk Industry Co. Ltd.	91,600	684,989
	Morita Holdings Corp.	9,000	141,639
	Morito Co. Ltd.	5,100	57,508
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	3,600	52,194
	MOS Food Services, Inc.	4,100	99,313
	MrMax Holdings Ltd.	8,700	42,739
	MS&AD Insurance Group Holdings, Inc.	129,800	3,995,707
	MTG Co. Ltd.	2,100	100,146
#	Mugen Estate Co. Ltd.	4,900	59,498
	Muninova Holdings, Inc.	65,900	183,744
	m-up Holdings, Inc.	15,200	75,639
	Murakami Corp.	1,900	79,174
	Murata Manufacturing Co. Ltd.	73,500	3,348,977
	Musashi Seimitsu Industry Co. Ltd.	13,300	262,814
	Musashino Bank Ltd.	22,000	351,041
	Muto Seiko Co.	1,000	14,244
#	NAC Co. Ltd.	4,200	14,124
	Nachi-Fujikoshi Corp.	3,698	125,060
		Shares	Value»
JAPAN — (Continued)
#	Nafco Co. Ltd.	2,900	$40,735
#	Nagaileben Co. Ltd.	3,500	39,161
#	Nagano Keiki Co. Ltd.	4,100	95,420
	Nagase & Co. Ltd.	104,400	736,360
#	Nagase Brothers, Inc.	2,000	29,337
#	Nagawa Co. Ltd.	500	16,285
	Nagoya Railroad Co. Ltd.	25,000	297,181
	Nakamoto Packs Co. Ltd.	1,500	17,822
#	Nakamuraya Co. Ltd.	600	12,082
	Nakanishi, Inc.	14,200	269,853
	Nakano Corp.	1,000	8,287
	Nakayama Steel Works Ltd.	7,500	30,778
	Namura Shipbuilding Co. Ltd.	15,800	423,725
	NANKAI Co. Ltd.	17,300	323,885
	Nanto Bank Ltd.	36,300	387,622
	Nanyo Corp.	1,600	19,532
	Narasaki Sangyo Co. Ltd.	700	18,492
	Nareru Group, Inc.	800	11,587
#	Natori Co. Ltd.	1,900	23,528
	NCD Co. Ltd./Shinagawa	1,000	15,460
	NEC Capital Solutions Ltd.	3,800	98,640
	NEC Corp.	57,100	1,696,935
#*	Net Protections Holdings, Inc.	18,700	51,285
	New Art Holdings Co. Ltd.	2,310	19,581
	New Cosmos Electric Co. Ltd.	500	14,629
#	Nexon Co. Ltd.	17,400	272,701
	Nextage Co. Ltd.	12,000	250,056
	NexTone, Inc.	1,200	11,398
#	NF Holdings Corp.	1,200	10,843
	NGK Corp.	46,292	1,583,852
	NH Foods Ltd.	22,700	891,498
	NHK Spring Co. Ltd.	44,400	984,328
	Nicca Chemical Co. Ltd.	1,900	23,816
	Nichias Corp.	42,300	876,721
	Nichiban Co. Ltd.	2,800	34,177
	Nichiden Corp.	2,500	48,274
	Nichiha Corp.	6,200	119,286
	Nichimo Co. Ltd.	1,600	23,903
	Nichirei Corp.	61,900	860,971
	Nichireki Group Co. Ltd.	6,200	85,594
	Nichirin Co. Ltd.	2,110	54,429
*	NIDEC Corp. (6594 JP)	2,400	38,539
	Nifco, Inc.	21,800	705,716
	Nihon Dempa Kogyo Co. Ltd.	7,100	110,888

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Dengi Co. Ltd.	8,400	$109,585
	Nihon Denkei Co. Ltd.	1,350	22,335
#	Nihon House Holdings Co. Ltd.	5,200	10,098
	Nihon Kagaku Sangyo Co. Ltd.	2,900	38,028
	Nihon Kohden Corp.	7,300	72,683
	Nihon M&A Center Holdings, Inc.	74,100	295,886
	Nihon Nohyaku Co. Ltd.	11,300	75,933
	Nihon Parkerizing Co. Ltd.	9,994	103,477
	Nihon Tokushu Toryo Co. Ltd.	2,700	41,730
#	Nihon Yamamura Glass Co. Ltd.	1,900	32,672
	Nikkiso Co. Ltd.	12,700	293,620
	Nikko Co. Ltd.	8,000	49,131
#	Nikkon Holdings Co. Ltd.	31,200	984,764
	Nikon Corp.	54,800	651,152
	Nintendo Co. Ltd.	9,000	429,319
	Nippi, Inc.	400	30,497
	Nippn Corp.	16,600	292,548
#	Nippon Air Conditioning Services Co. Ltd.	3,800	37,735
	Nippon Aqua Co. Ltd.	4,800	22,635
#	Nippon Avionics Co. Ltd.	2,000	65,769
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	94,519
	Nippon Carbide Industries Co., Inc.	2,500	49,668
	Nippon Carbon Co. Ltd.	1,700	50,255
	Nippon Care Supply Co. Ltd.	100	2,441
#	Nippon Chemical Industrial Co. Ltd.	1,799	65,730
	Nippon Chemi-Con Corp.	4,500	85,782
#	Nippon Concrete Industries Co. Ltd.	7,800	16,618
	Nippon Denko Co. Ltd.	27,700	73,505
	Nippon Densetsu Kogyo Co. Ltd.	10,500	262,693
	Nippon Electric Glass Co. Ltd.	21,100	695,091
	Nippon Express Holdings, Inc.	59,000	1,947,186
	Nippon Felt Co. Ltd.	1,800	10,358
		Shares	Value»
JAPAN — (Continued)
#	Nippon Fine Chemical Co. Ltd.	4,100	$66,016
	Nippon Gas Co. Ltd.	29,300	522,047
	Nippon Kanzai Holdings Co. Ltd.	800	14,058
	Nippon Kayaku Co. Ltd.	33,100	397,767
	Nippon Kodoshi Corp.	1,600	65,478
	Nippon Light Metal Holdings Co. Ltd.	15,581	262,105
	Nippon Paint Holdings Co. Ltd.	91,300	688,944
	Nippon Paper Industries Co. Ltd.	29,278	252,151
#	Nippon Parking Development Co. Ltd., Class C	51,500	79,433
	Nippon Rietec Co. Ltd.	4,000	60,294
	Nippon Seiki Co. Ltd.	11,700	177,166
	Nippon Seisen Co. Ltd.	5,000	41,630
	Nippon Sharyo Ltd.	1,300	27,364
	Nippon Shinyaku Co. Ltd.	12,400	263,757
	Nippon Shokubai Co. Ltd.	33,400	449,300
	Nippon Signal Co. Ltd.	11,500	114,676
	Nippon Soda Co. Ltd.	13,000	310,400
	Nippon Thompson Co. Ltd.	12,500	136,409
	Nishikawa Rubber Co. Ltd.	3,500	71,801
	Nishimatsu Construction Co. Ltd.	9,200	304,876
#	Nishimatsuya Chain Co. Ltd.	900	11,271
	Nishi-Nippon Financial Holdings, Inc.	31,800	840,405
	Nishi-Nippon Railroad Co. Ltd.	8,100	158,445
	Nishio Holdings Co. Ltd.	6,000	160,950
#*	Nissan Motor Co. Ltd.	128,250	270,771
#	Nissan Shatai Co. Ltd.	17,400	105,141
	Nissan Tokyo Sales Holdings Co. Ltd.	11,500	39,164
	Nissei ASB Machine Co. Ltd.	2,100	118,032
	Nissha Co. Ltd.	10,215	84,145
	Nisshin Group Holdings Co. Ltd.	9,400	39,301
	Nisshin Oillio Group Ltd.	23,700	282,945

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nisshin Seifun Group, Inc.	59,340	$751,195
	Nisshinbo Holdings, Inc.	38,575	518,271
	Nissin Foods Holdings Co. Ltd.	36,900	667,085
#	Nisso Holdings Co. Ltd.	6,300	24,569
	Nissui Corp.	91,700	723,106
	Niterra Co. Ltd.	33,300	1,944,674
	Nitori Holdings Co. Ltd.	50,200	809,876
	Nitta Corp.	5,600	222,857
	Nitta Gelatin, Inc.	4,800	38,905
	NITTAN Corp.	3,900	11,639
#	Nittetsu Mining Co. Ltd.	13,100	245,417
#	Nitto Boseki Co. Ltd.	8,000	137,402
	Nitto Denko Corp.	119,100	2,514,964
#	Nitto Fuji Flour Milling Co. Ltd.	2,400	27,696
	Nitto Kogyo Corp.	7,300	196,903
	Nitto Kohki Co. Ltd.	1,300	13,904
	Nitto Seiko Co. Ltd.	6,900	33,793
#	Nittoc Construction Co. Ltd.	6,700	47,843
	Nittoku Co. Ltd.	2,600	42,272
	NJS Co. Ltd.	400	11,133
#	Noevir Holdings Co. Ltd.	2,700	84,280
	Nojima Corp.	56,600	463,409
	Nomura Co. Ltd.	21,500	157,310
	Nomura Holdings, Inc. (8604 JP)	163,500	1,581,779
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	61,247	592,871
#	Nomura Micro Science Co. Ltd.	2,700	66,118
	Nomura Real Estate Holdings, Inc.	113,800	653,948
	Nomura Research Institute Ltd.	29,789	881,264
	Noritake Co. Ltd.	10,800	226,789
	Noritsu Koki Co. Ltd.	16,800	204,351
	Noritz Corp.	6,900	102,659
	North Pacific Bank Ltd.	74,016	530,656
#	NS Solutions Corp.	17,500	431,637
#	NS Tool Co. Ltd.	1,900	11,431
	NSD Co. Ltd.	17,600	314,435
	NSK Ltd.	101,502	722,993
#	NSW, Inc.	900	14,069
	NTN Corp.	152,421	368,500
	NTT, Inc.	907,500	869,851
#	Oat Agrio Co. Ltd.	2,000	30,429
	Obic Co. Ltd.	11,600	332,729
		Shares	Value»
JAPAN — (Continued)
	Odakyu Electric Railway Co. Ltd.	43,599	$482,554
	Ogaki Kyoritsu Bank Ltd.	10,300	458,409
	Ohashi Technica, Inc.	6,600	47,425
	Ohba Co. Ltd.	1,700	12,061
	OIE Sangyo Co. Ltd.	600	9,320
	Oiles Corp.	6,140	109,310
#	Oisix ra daichi, Inc.	5,600	56,859
	Oita Bank Ltd.	19,500	310,171
	Oji Holdings Corp.	150,400	827,018
	Okabe Co. Ltd.	8,300	47,762
#	Okada Aiyon Corp.	800	10,041
	Okamoto Machine Tool Works Ltd.	2,000	61,932
	Okamura Corp.	16,100	235,031
#	Okamura Foods Co. Ltd.	4,300	33,818
	Okasan Securities Group, Inc.	40,600	280,741
	Oki Electric Industry Co. Ltd.	25,248	426,468
	Okinawa Cellular Telephone Co.	12,800	310,378
	Okinawa Financial Group, Inc.	5,480	249,501
	OKUMA Corp.	12,800	390,937
	Okumura Corp.	8,000	288,667
	Okura Industrial Co. Ltd.	2,600	90,214
#	Okuwa Co. Ltd.	8,300	42,058
	Olympus Corp.	56,100	641,188
	Omron Corp.	31,060	1,038,628
	Onoken Co. Ltd.	4,300	38,679
	Onward Holdings Co. Ltd.	37,200	177,747
	Open House Group Co. Ltd.	18,400	977,732
	Open Up Group, Inc.	17,600	222,118
	Optex Group Co. Ltd.	8,100	173,293
#	Optimus Group Co. Ltd.	7,900	20,715
	Oracle Corp. Japan	5,200	292,155
	Organo Corp.	7,200	647,793
	Oriental Consultants Holdings Co. Ltd.	1,000	19,684
	Oriental Land Co. Ltd.	31,200	622,741
	Oriental Shiraishi Corp.	24,800	56,785
#	Oro Co. Ltd.	2,300	31,847
	Osaka Gas Co. Ltd.	20,800	713,625
	Osaka Organic Chemical Industry Ltd.	4,600	128,396
#*	Osaka Steel Co. Ltd.	2,700	42,131

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	OSAKA Titanium Technologies Co. Ltd.	7,000	$122,640
	Osaki Electric Co. Ltd.	11,100	102,743
#	OSG Corp.	20,600	469,981
	Otec Corp.	1,200	17,830
	Otsuka Corp.	17,300	356,978
	OUG Holdings, Inc.	1,000	27,716
	Oyo Corp.	5,800	101,022
	Pack Corp.	12,600	114,294
	PAL GROUP Holdings Co. Ltd.	27,300	257,615
	Pan Pacific International Holdings Corp.	183,700	1,042,460
	Panasonic Holdings Corp.	151,701	4,011,348
#	Paraca, Inc.	900	11,537
	Park24 Co. Ltd.	35,900	444,342
	Parker Corp.	3,000	29,391
	Pasona Group, Inc.	6,100	59,181
	Penta-Ocean Construction Co. Ltd.	72,800	677,617
#	People Dreams & Technologies Group Co. Ltd.	2,500	24,520
	Persol Holdings Co. Ltd.	510,234	847,103
	PHC Holdings Corp.	13,200	91,186
#	PIA Corp.	1,400	24,917
#	Pickles Holdings Co. Ltd.	1,700	12,259
	Pigeon Corp.	27,375	346,965
	PILLAR Corp.	5,000	289,008
	Pilot Corp.	15,600	177,193
#	Piolax, Inc.	5,700	62,128
#*	PKSHA Technology, Inc.	2,900	50,857
#	Plus Alpha Consulting Co. Ltd.	6,600	95,097
	Polaris Holdings Co. Ltd.	9,700	11,869
	Port, Inc.	1,900	29,042
	PR Times Corp.	2,400	31,438
	Premium Water Holdings, Inc.	1,700	39,356
	Press Kogyo Co. Ltd.	21,600	115,962
	Prestige International, Inc.	29,300	130,265
	Prima Meat Packers Ltd.	7,299	113,577
	Procrea Holdings, Inc.	7,200	179,156
#	Pronexus, Inc.	5,200	38,651
#	Pro-Ship, Inc.	3,800	43,946
		Shares	Value»
JAPAN — (Continued)
	PS Construction Co. Ltd.	3,590	$50,793
	QB Net Holdings Co. Ltd.	3,901	31,589
#	Qol Holdings Co. Ltd.	10,000	131,191
	Quick Co. Ltd.	15,100	73,428
	Raito Kogyo Co. Ltd.	10,100	237,955
	Raiznext Corp.	7,900	143,108
	Rakus Co. Ltd.	43,400	293,105
*	Rakuten Bank Ltd.	18,800	642,522
*	Rakuten Group, Inc.	107,200	558,957
#	Rasa Corp.	2,700	31,646
#	Rasa Industries Ltd.	10,500	117,559
	Recruit Holdings Co. Ltd.	60,400	4,776,481
	Relo Group, Inc.	22,400	282,618
#	Remixpoint, Inc.	7,200	8,801
#	Renaissance, Inc.	2,000	13,363
	Renesas Electronics Corp.	68,199	1,366,964
	Rengo Co. Ltd.	56,700	529,982
#*	RENOVA, Inc.	14,700	85,363
	Resol Holdings Co. Ltd.	300	14,779
	Resona Holdings, Inc.	97,163	1,317,603
	Resonac Holdings Corp.	40,918	3,408,432
	Resorttrust, Inc.	36,500	409,387
	Restar Corp.	4,900	125,241
#	Retail Partners Co. Ltd.	6,800	58,328
	Rheon Automatic Machinery Co. Ltd.	5,500	52,038
	Rhythm Co. Ltd.	1,100	26,600
	Ricoh Co. Ltd.	131,848	1,293,822
	Ricoh Leasing Co. Ltd.	4,500	189,140
	Riken Keiki Co. Ltd.	5,800	125,330
	Riken Technos Corp.	12,300	169,240
	Riken Vitamin Co. Ltd.	5,200	104,685
#	Ringer Hut Co. Ltd.	3,800	55,928
	Rinnai Corp.	29,733	664,898
	Rion Co. Ltd.	2,800	57,910
	Riso Kagaku Corp.	10,400	68,069
	Riso Kyoiku Group Corp.	13,100	17,090
#	Rix Corp.	800	17,989
#	Rock Field Co. Ltd.	4,800	41,221
#	Rokko Butter Co. Ltd.	2,800	18,674
	Roland Corp.	4,000	105,097
	Rorze Corp.	27,000	650,241
	Round One Corp.	48,900	371,570
#	Royal Holdings Co. Ltd.	13,100	109,435
	Ryobi Ltd.	5,500	87,275
	RYODEN Corp.	3,500	95,308

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ryohin Keikaku Co. Ltd.	63,200	$1,657,753
	Ryoyo Ryosan Holdings, Inc.	9,076	165,817
	S Foods, Inc.	5,100	87,717
	S&B Foods, Inc.	3,400	140,182
#	Sac's Bar Holdings, Inc.	4,300	20,840
#	Sagami Holdings Corp.	3,500	45,530
	Saibu Gas Holdings Co. Ltd.	5,200	76,652
	Sakai Chemical Industry Co. Ltd.	3,500	86,522
	Sakai Heavy Industries Ltd.	1,800	24,487
	Sakai Moving Service Co. Ltd.	4,000	74,595
	Sakata INX Corp.	11,900	185,619
	Sakata Seed Corp.	8,200	221,176
#	Sakura Internet, Inc.	4,200	80,508
	Sala Corp.	16,900	120,999
#	San Holdings, Inc.	5,200	47,166
	San ju San Financial Group, Inc.	24,200	286,216
	San-A Co. Ltd.	12,000	245,650
	San-Ai Obbli Co. Ltd.	15,800	229,797
	Sangetsu Corp.	14,200	275,090
	San-In Godo Bank Ltd.	39,076	566,335
	Sanki Engineering Co. Ltd.	27,000	384,066
#	Sanko Gosei Ltd.	6,700	40,560
	Sanko Metal Industrial Co. Ltd.	4,000	31,834
	Sankyo Frontier Co. Ltd.	2,200	31,810
	Sankyo Seiko Co. Ltd.	8,500	42,743
#	Sankyo Tateyama, Inc.	3,600	14,686
	Sankyu, Inc.	12,400	733,494
#	Sanoh Industrial Co. Ltd.	8,200	40,898
#	Sanrio Co. Ltd.	79,600	638,720
	Sansan, Inc.	18,300	232,581
	Sansei Technologies, Inc.	2,400	35,052
#	Sansha Electric Manufacturing Co. Ltd.	1,900	13,128
	Sanshin Electronics Co. Ltd.	2,600	47,163
#	Santec Holdings Corp.	1,400	145,724
		Shares	Value»
JAPAN — (Continued)
	Santen Pharmaceutical Co. Ltd.	74,700	$881,923
	Sanwa Holdings Corp.	37,819	810,690
	Sanyo Chemical Industries Ltd.	3,000	90,803
	Sanyo Denki Co. Ltd.	5,100	172,647
	Sanyo Shokai Ltd.	2,599	79,256
	Sanyo Trading Co. Ltd.	12,200	65,987
	Sata Construction Co. Ltd.	2,200	15,229
	Sato Corp.	8,219	125,575
	Sato Foods Co. Ltd.	300	16,089
#	Sato Shoji Corp.	3,600	72,629
	SAXA, Inc.	4,500	57,055
	SBI Holdings, Inc.	63,100	1,191,219
#	SBI Insurance Group Co. Ltd.	700	9,242
	SBS Holdings, Inc.	6,000	167,199
	SCREEN Holdings Co. Ltd.	24,400	1,861,345
	Scroll Corp.	11,000	117,203
	SEC Carbon Ltd.	1,300	19,860
	Seibu Electric & Machinery Co. Ltd.	1,200	23,964
	Seibu Holdings, Inc.	55,900	1,251,873
	Seika Corp.	6,300	102,513
	Seikagaku Corp.	8,800	41,070
#	Seikitokyu Kogyo Co. Ltd.	8,500	79,975
	Seiko Epson Corp.	66,500	1,218,084
	Seiko Group Corp.	15,798	772,413
#	Seikoh Giken Co. Ltd.	700	79,799
	Seino Holdings Co. Ltd.	29,700	490,408
	Seiren Co. Ltd.	13,400	265,050
	Sekisui Chemical Co. Ltd.	97,800	1,627,728
#	Sekisui House Ltd.	35,500	777,175
	Sekisui Jushi Corp.	3,400	62,613
	Sekisui Kasei Co. Ltd.	12,300	40,506
	SEMITEC Corp.	1,200	14,935
	Senko Group Holdings Co. Ltd.	40,200	555,670
	Senshu Electric Co. Ltd.	3,200	121,280
	Senshu Ikeda Holdings, Inc.	67,900	398,052
	Septeni Holdings Co. Ltd.	16,000	51,722
	Seria Co. Ltd.	10,200	247,139
	Seven & i Holdings Co. Ltd.	236,100	3,130,713
	Seven Bank Ltd.	158,100	315,622
	SG Holdings Co. Ltd.	74,700	743,208

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sharingtechnology, Inc.	6,500	$54,544
#*	Sharp Corp.	49,857	192,601
	Shibaura Machine Co. Ltd.	6,500	166,569
	Shibaura Mechatronics Corp.	16,600	442,264
	Shibusawa Logistics Corp.	10,400	118,422
	Shibuya Corp.	3,800	103,574
#*	SHIFT, Inc.	9,100	51,133
	Shiga Bank Ltd.	50,300	747,391
	Shikibo Ltd.	3,100	20,249
	Shikoku Bank Ltd.	9,100	188,203
	Shikoku Kasei Holdings Corp.	18,600	318,286
#	Shima Seiki Manufacturing Ltd.	5,600	32,303
#	Shimadaya Corp.	2,200	22,846
	Shimamura Co. Ltd.	21,600	454,650
	Shimano, Inc.	3,119	393,712
#	Shimizu Bank Ltd.	1,600	26,831
	Shimizu Corp.	44,600	656,995
#	Shimojima Co. Ltd.	2,400	20,707
	Shin Maint Holdings Co. Ltd.	3,000	19,599
	Shin Nippon Air Technologies Co. Ltd.	6,700	134,554
	Shin Nippon Biomedical Laboratories Ltd.	6,000	47,865
	Shinagawa Refra Co. Ltd.	12,100	155,572
#	Shindengen Electric Manufacturing Co. Ltd.	1,399	29,251
	Shin-Etsu Chemical Co. Ltd.	84,600	3,015,999
	Shin-Etsu Polymer Co. Ltd.	10,400	137,556
#	Shinki Bus Co. Ltd.	1,200	14,712
	Shinko Shoji Co. Ltd.	7,000	68,328
	Shinmaywa Industries Ltd.	16,000	195,994
	Shinnihon Corp.	8,500	112,054
#	Shinnihonseiyaku Co. Ltd.	3,300	41,825
	Shinobu Foods Products Co. Ltd.	1,000	10,718
	Shinsho Corp.	4,200	67,449
	Shinwa Co. Ltd. (3447 JP)	3,500	21,763
#	Shinwa Co. Ltd. (7607 JP)	2,600	51,560
	Ship Healthcare Holdings, Inc.	28,500	456,569
		Shares	Value»
JAPAN — (Continued)
	Shiseido Co. Ltd.	41,600	$821,751
	Shizuoka Financial Group, Inc.	62,600	1,234,786
	Shizuoka Gas Co. Ltd.	11,000	86,717
	SHO-BOND Holdings Co. Ltd.	19,900	164,706
#	Shochiku Co. Ltd.	900	65,096
	Shoei Co. Ltd.	12,300	149,918
#	Shoei Foods Corp.	2,700	74,811
	Shofu, Inc.	4,800	63,328
	Showa Sangyo Co. Ltd.	6,200	137,796
	Sigma Koki Co. Ltd.	1,800	21,034
	SIGMAXYZ Holdings, Inc.	15,800	59,340
	Siix Corp.	8,700	75,757
*	Simplex Holdings, Inc.	35,200	251,751
#	Sinanen Holdings Co. Ltd.	1,900	78,794
	Sinko Industries Ltd.	13,500	103,310
	Sintokogio Ltd.	3,600	25,803
	SK Kaken Co. Ltd.	1,300	71,486
	SK-Electronics Co. Ltd.	2,100	45,198
	SKY Perfect JSAT Corp.	45,400	591,354
#	Skylark Holdings Co. Ltd.	56,100	1,105,526
#	Smaregi, Inc.	1,500	30,046
	SMC Corp.	1,200	518,472
	SMK Corp.	1,000	19,065
#	SMS Co. Ltd.	11,606	161,144
#	Socionext, Inc.	38,300	449,681
#	Soda Nikka Co. Ltd.	4,200	31,637
	Sodick Co. Ltd.	11,300	116,720
	SoftBank Corp.	1,238,000	1,737,629
	SoftBank Group Corp.	393,200	12,247,188
	Softcreate Holdings Corp.	3,600	46,959
	Software Service, Inc.	400	27,515
	Soken Chemical & Engineering Co. Ltd.	4,400	85,117
	Soliton Systems KK	2,100	25,449
	Sompo Holdings, Inc.	78,800	3,498,452
	Sony Financial Group, Inc. 8729 JP	1,144,100	1,109,190
	Sony Group Corp. (6758 JP)	368,000	8,599,742
	Sotetsu Holdings, Inc.	7,742	127,921
#	Space Co. Ltd.	4,390	39,789
	Sparx Group Co. Ltd.	4,840	68,165
	SPK Corp.	4,400	38,185
#	S-Pool, Inc.	12,100	20,544

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Square Enix Holdings Co. Ltd.	28,700	$499,682
	SRA Holdings	3,500	102,021
#	SRS Holdings Co. Ltd.	8,700	78,219
#	ST Corp.	4,000	37,969
	Stanley Electric Co. Ltd.	23,800	518,619
	Star Mica Holdings Co. Ltd.	8,800	83,768
	Startia Holdings, Inc.	2,000	38,526
	Starts Corp., Inc.	10,500	311,353
	Starzen Co. Ltd.	12,600	106,288
	Stella Chemifa Corp.	2,400	76,472
#	Step Co. Ltd.	2,300	32,463
#	Strike Group Co. Ltd.	6,600	54,721
#	Studio Alice Co. Ltd.	2,700	33,589
	Subaru Corp.	62,500	1,063,903
#	Subaru Enterprise Co. Ltd.	2,000	45,732
	Sugi Holdings Co. Ltd.	33,400	591,918
	Sugimoto & Co. Ltd.	5,200	42,165
	SUMCO Corp.	82,500	1,677,226
	Sumida Corp.	10,800	86,293
#	Suminoe Co. Ltd.	1,800	13,140
	Sumitomo Electric Industries Ltd.	290,400	3,843,470
#	Sumitomo Forestry Co. Ltd.	120,500	1,016,347
	Sumitomo Heavy Industries Ltd.	22,619	731,203
	Sumitomo Metal Mining Co. Ltd.	19,100	960,070
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	149,400	6,419,555
#	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	2,147	55,564
	Sumitomo Mitsui Trust Group, Inc.	168,000	1,727,490
	Sumitomo Realty & Development Co. Ltd.	55,000	1,232,788
	Sumitomo Rubber Industries Ltd.	54,025	764,382
	Sumitomo Seika Chemicals Co. Ltd.	9,500	72,522
	Sumitomo Warehouse Co. Ltd.	14,500	368,874
	Sun Frontier Fudousan Co. Ltd.	8,600	134,915
#	Suncall Corp.	5,400	42,284
	Sundrug Co. Ltd.	22,400	532,454
		Shares	Value»
JAPAN — (Continued)
	Suntory Beverage & Food Ltd.	8,000	$231,936
	Sun-Wa Technos Corp.	3,300	73,879
	Suruga Bank Ltd.	30,300	490,691
	Suzuken Co. Ltd.	14,450	460,998
	Suzuki Co. Ltd.	4,100	76,118
	Suzuki Motor Corp.	345,500	4,510,000
	SWCC Corp.	8,300	572,137
#	System Research Co. Ltd.	2,400	27,527
	System Support Holdings, Inc.	3,600	25,201
#	Systems Engineering Consultants Co. Ltd.	1,000	18,330
	Systena Corp.	64,000	168,584
#	Syuppin Co. Ltd.	8,500	71,502
	T Hasegawa Co. Ltd.	8,900	180,716
#	T RAD Co. Ltd.	15,000	138,182
	T&D Holdings, Inc.	44,300	1,396,151
#	Tachibana Eletech Co. Ltd.	4,880	104,883
	Tachikawa Corp.	2,800	46,180
	Tachi-S Co. Ltd.	9,200	129,647
	Tadano Ltd.	23,500	195,294
	Taihei Dengyo Kaisha Ltd.	9,500	142,542
#	Taiho Kogyo Co. Ltd.	3,600	24,635
	Taikisha Ltd.	8,700	227,981
	Taiko Bank Ltd.	1,300	20,970
	Taisei Corp.	10,600	858,626
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	1,400	22,210
#	Taiyo Holdings Co. Ltd.	20,400	601,755
	Taiyo Yuden Co. Ltd.	26,400	1,632,606
	Takamatsu Construction Group Co. Ltd.	4,300	100,204
	Takamiya Co. Ltd.	5,500	14,467
#	Takaoka Toko Co. Ltd.	3,000	128,404
	Takara & Co. Ltd.	3,000	79,926
	Takara Standard Co. Ltd.	10,400	195,856
	Takasago International Corp.	18,000	135,650
	Takasago Thermal Engineering Co. Ltd.	13,800	365,455
	Takashima & Co. Ltd.	4,800	24,381
	Takashimaya Co. Ltd.	67,600	966,400
	TAKEBISHI Corp.	2,200	33,472

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Takeuchi Manufacturing Co. Ltd.	9,700	$449,171
#	Taki Chemical Co. Ltd.	1,600	49,666
#	Takihyo Co. Ltd.	1,000	15,291
#	Tama Home Co. Ltd.	4,700	89,623
	Tamron Co. Ltd.	39,500	354,820
	Tamura Corp.	19,400	96,382
#	Tanseisha Co. Ltd.	10,800	94,056
#	TASUKI Holdings, Inc.	13,100	90,458
#	Tauns Laboratories, Inc.	8,800	26,108
	Tayca Corp.	4,200	58,036
	Tazmo Co. Ltd.	3,100	75,658
	TBS Holdings, Inc.	6,600	248,411
#	TDC Soft, Inc.	9,900	65,860
	TDK Corp. (6762 JP)	175,600	3,376,517
	TechMatrix Corp.	10,300	132,774
#	Techno Horizon Co. Ltd.	2,300	12,999
	Techno Ryowa Ltd.	2,700	94,098
	Techno Smart Corp.	2,600	30,314
#	Technoflex Corp.	1,700	50,449
	Teikoku Corp.	2,400	50,243
	Teikoku Sen-I Co. Ltd.	4,600	98,276
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	27,602
#	Tekken Corp.	2,700	73,893
	Tenpos Holdings Co. Ltd.	600	14,396
#	Tera Probe, Inc.	1,200	74,593
	Terasaki Electric Co. Ltd.	600	15,109
	TESEC Corp.	2,000	38,797
#	Tess Holdings Co. Ltd.	7,400	30,859
	THK Co. Ltd.	9,000	370,345
	Tigers Polymer Corp.	3,500	21,817
	TIS, Inc.	51,700	1,239,474
	TKC Corp.	8,600	208,708
#*	TKP Corp.	4,000	48,162
	Toa Corp. (1885 JP)	21,800	273,476
	Toa Corp. (6809 JP)	1,300	13,193
#	TOA ROAD Corp.	3,700	37,641
	Toagosei Co. Ltd.	18,900	211,276
	TOBISHIMA HOLDINGS, Inc.	4,370	56,397
	Tobu Railway Co. Ltd.	33,100	642,058
	Tocalo Co. Ltd.	13,600	243,930
	Tochigi Bank Ltd.	26,600	156,334
	Toda Corp.	59,600	553,293
	Toei Animation Co. Ltd.	17,000	314,807
	Toei Co. Ltd.	3,800	144,468
	Toenec Corp.	15,500	197,399
		Shares	Value»
JAPAN — (Continued)
	Togami Electric Manufacturing Co. Ltd.	800	$26,938
	Toho Bank Ltd.	55,500	296,214
	Toho Co. Ltd. (8142 JP)	7,500	63,590
#	Toho Co. Ltd. (9602 JP)	66,900	642,424
	Toho Gas Co. Ltd.	37,200	269,420
#	Toho Holdings Co. Ltd.	9,400	237,052
#*	Toho Zinc Co. Ltd.	4,100	22,321
	Tohoku Bank Ltd.	1,400	12,651
	Tokai Carbon Co. Ltd.	56,600	539,790
	Tokai Corp.	3,800	58,155
	TOKAI Holdings Corp.	28,939	210,639
	Tokai Rika Co. Ltd.	12,500	246,494
	Tokai Tokyo Financial Holdings, Inc.	62,900	314,141
	Token Corp.	1,510	126,554
	Tokio Marine Holdings, Inc. (8766 JP)	118,700	6,049,706
#	Tokushu Tokai Paper Co. Ltd.	8,100	105,706
	Tokyo Base Co. Ltd.	7,500	17,964
	Tokyo Electron Device Ltd.	5,400	133,739
	Tokyo Electron Ltd.	19,200	6,419,271
	Tokyo Energy & Systems, Inc.	6,200	76,804
	Tokyo Gas Co. Ltd.	19,800	764,376
	Tokyo Kiraboshi Financial Group, Inc.	63,776	670,492
	Tokyo Ohka Kogyo Co. Ltd.	16,400	888,189
#	Tokyo Rope Manufacturing Co. Ltd.	3,400	41,350
	Tokyo Sangyo Co. Ltd.	6,600	34,155
	Tokyo Seimitsu Co. Ltd.	8,700	905,916
	Tokyo Steel Manufacturing Co. Ltd.	13,700	152,036
	Tokyo Tatemono Co. Ltd.	48,200	1,017,081
	Tokyu Construction Co. Ltd.	14,464	105,043
	Tokyu Fudosan Holdings Corp.	166,443	1,383,378
	Toli Corp.	10,700	44,620
	Tomato Bank Ltd.	1,400	14,317
	Tomoe Corp.	5,400	61,758

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tomoe Engineering Co. Ltd.	6,000	$72,529
	Tomoku Co. Ltd.	3,500	98,642
	TOMONY Holdings, Inc.	46,900	290,467
	Tomy Co. Ltd.	21,600	491,355
	TOPPAN Holdings, Inc.	20,400	572,033
	Topre Corp.	11,300	197,944
	Topy Industries Ltd.	4,200	76,910
	Toranvia Co. Ltd.	1,777	10,352
	Toray Industries, Inc.	127,700	917,301
#	Toridoll Holdings Corp.	11,600	316,868
#	Torishima Pump Manufacturing Co. Ltd.	2,500	42,944
	Tosei Corp.	19,100	216,715
	Toshiba TEC Corp.	8,100	158,949
	Tosho Co. Ltd.	2,400	11,508
	Tosoh Corp.	60,700	1,020,881
	Totech Corp.	6,300	151,850
	Totetsu Kogyo Co. Ltd.	5,900	153,714
	TOTO Ltd.	23,899	1,037,197
	Towa Bank Ltd.	9,600	78,954
	Toyo Gosei Co. Ltd.	1,400	110,985
	Toyo Kanetsu KK	4,400	66,916
	Toyo Seikan Group Holdings Ltd.	23,700	602,193
	Toyo Suisan Kaisha Ltd.	13,200	856,486
	Toyo Tire Corp.	34,100	904,482
	Toyoda Gosei Co. Ltd.	24,100	832,015
	Toyota Boshoku Corp.	26,100	364,191
	TPR Co. Ltd.	10,600	98,456
	Traders Holdings Co. Ltd.	4,900	38,173
#	Transaction Co. Ltd.	8,800	66,112
	Transcosmos, Inc.	6,463	153,734
	TRE Holdings Corp.	16,600	208,819
#	Treasure Factory Co. Ltd.	3,800	49,649
	Trend Micro, Inc. (4704 JP)	20,100	809,866
#	Tri Chemical Laboratories, Inc.	5,600	112,050
	Trinity Industrial Corp.	1,700	13,022
	Trusco Nakayama Corp.	11,300	170,384
	TS Tech Co. Ltd.	3,200	36,707
	TSI Holdings Co. Ltd.	13,100	100,973
#*	Tsubaki Nakashima Co. Ltd.	14,800	32,982
	Tsubakimoto Chain Co.	22,284	357,545
		Shares	Value»
JAPAN — (Continued)
	Tsubakimoto Kogyo Co. Ltd.	3,600	$64,495
	Tsugami Corp.	10,600	388,982
#	Tsukada Global Holdings, Inc.	6,100	23,134
	Tsukishima Holdings Co. Ltd.	6,600	112,430
#	Tsukuba Bank Ltd.	21,200	81,293
#	Tsuruha Holdings, Inc.	60,424	922,418
	Tsurumi Manufacturing Co. Ltd.	9,600	132,544
	Tsutsumi Jewelry Co. Ltd.	1,500	23,908
	Tsuzuki Denki Co. Ltd.	2,700	64,214
	TV Asahi Holdings Corp.	6,600	129,381
	Tv Tokyo Holdings Corp.	1,700	36,694
	TYK Corp.	3,500	15,169
	UACJ Corp.	50,400	735,655
	UBE Corp.	26,000	514,881
	Uchida Yoko Co. Ltd.	11,500	154,157
	Ueki Corp.	400	6,787
#	ULS Group, Inc.	13,000	45,921
	Umios Corp.	36,500	299,101
#	U-Next Holdings Co. Ltd.	18,200	195,387
	Unicharm Corp.	86,100	546,128
	Unipres Corp.	6,900	57,363
#	UNISOL Holdings Corp.	3,492	62,678
	United Arrows Ltd.	7,400	112,755
#	United Super Markets Holdings, Inc.	12,900	66,555
#	Urbanet Corp. Co. Ltd.	9,100	28,616
#	User Local, Inc.	1,600	18,176
	Ushio, Inc.	6,600	153,167
	USS Co. Ltd.	62,800	793,093
	UT Group Co. Ltd.	78,200	90,060
	Valor Holdings Co. Ltd.	10,151	207,194
#	Valqua Ltd.	4,100	163,909
#	Value HR Co. Ltd.	4,100	38,977
	ValueCommerce Co. Ltd.	5,700	16,926
	Valuence Holdings, Inc.	1,500	17,164
	Vector, Inc.	3,000	33,341
	Vertex Corp.	12,360	101,638
	Vision, Inc.	5,900	38,174
#*	Visional, Inc.	6,400	352,642
	Vital KSK Holdings, Inc.	12,000	125,721
	VT Holdings Co. Ltd.	23,100	71,226

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Wacoal Holdings Corp.	10,900	$300,570
	Wacom Co. Ltd.	27,400	132,165
#	Wakachiku Construction Co. Ltd.	2,500	56,192
	Wakita & Co. Ltd.	10,600	127,357
	Warabeya Nichiyo Holdings Co. Ltd.	4,500	78,467
#	Waseda Academy Co. Ltd.	2,000	31,199
#	Washington Hotel Corp.	2,800	37,548
#	Watahan & Co. Ltd.	3,100	25,509
#	WDB Holdings Co. Ltd.	1,000	11,383
	Weathernews, Inc.	5,200	65,833
	Wellneo Sugar Co. Ltd.	3,299	57,175
#	West Holdings Corp.	5,757	90,437
#	Will Group, Inc.	4,900	33,286
#*	WingArc1st, Inc.	6,100	122,429
	Workman Co. Ltd.	3,700	135,708
	World Co. Ltd.	20,100	202,160
#	World Holdings Co. Ltd.	2,800	46,439
	Xebio Holdings Co. Ltd.	4,300	29,594
#	YAC Holdings Co. Ltd.	2,600	18,321
	Yagi & Co. Ltd.	3,000	34,099
	Yahagi Construction Co. Ltd.	9,100	108,230
	Yakult Honsha Co. Ltd.	29,198	516,736
#	YAKUODO Holdings Co. Ltd.	3,200	34,596
	YAMABIKO Corp.	14,400	346,701
	Yamada Holdings Co. Ltd.	129,891	580,181
	Yamae Group Holdings Co. Ltd.	5,300	93,123
	Yamagata Bank Ltd.	7,099	164,431
	Yamaguchi Financial Group, Inc.	46,300	856,144
	Yamaha Corp.	109,200	846,477
	Yamaha Motor Co. Ltd.	120,600	1,008,804
	Yamaichi Electronics Co. Ltd.	5,200	269,953
#	Yamami Co.	900	28,044
#	Yamanashi Chuo Bank Ltd.	7,900	314,475
	Yamatane Corp.	5,200	68,643
	Yamato Corp.	4,700	58,589
	Yamato Holdings Co. Ltd.	32,346	419,759
		Shares	Value»
JAPAN — (Continued)
	Yamato Kogyo Co. Ltd.	7,200	$606,126
#	Yamaura Corp.	3,300	30,936
	Yamazaki Baking Co. Ltd.	32,300	682,589
	Yamazen Corp.	15,200	168,390
#	Yaskawa Electric Corp.	6,200	184,622
	Yasuda Logistics Corp.	4,100	65,033
	YE DIGITAL Corp.	2,500	19,291
	Yellow Hat Ltd.	20,000	226,464
	Yodoko Ltd.	28,500	246,821
	Yokogawa Bridge Holdings Corp.	10,100	186,867
	Yokogawa Electric Corp.	17,500	624,132
	Yokohama Financial Group, Inc.	135,732	1,545,010
	Yokohama Rubber Co. Ltd.	34,200	1,624,529
	Yokowo Co. Ltd.	2,425	59,708
	Yondenko Corp.	8,100	101,483
#	Yondoshi Holdings, Inc.	6,000	77,896
#	Yonex Co. Ltd.	13,900	226,176
	Yonkyu Co. Ltd.	800	13,997
#	Yorozu Corp.	3,200	17,890
*	Yoshimura Food Holdings KK	4,600	17,745
#	Yoshinoya Holdings Co. Ltd.	14,585	352,197
#	Yotai Refractories Co. Ltd.	1,700	18,672
	Yuasa Co. Ltd.	4,800	174,110
#	Yukiguni Factory Co. Ltd.	5,400	39,537
	Yurtec Corp.	10,600	157,875
	Yushiro, Inc.	2,000	35,780
	Zacros Corp.	17,100	143,742
	Zaoh Co. Ltd.	800	12,487
	Zenitaka Corp.	600	31,360
	Zenkoku Hosho Co. Ltd.	33,000	648,155
	Zenrin Co. Ltd.	8,500	48,302
	Zensho Holdings Co. Ltd.	11,600	724,321
	Zeon Corp.	38,800	544,112
	ZERIA Pharmaceutical Co. Ltd.	3,400	44,545
#	Zero Co. Ltd.	1,400	31,121
#	ZIGExN Co. Ltd.	15,100	39,777
#	Zojirushi Corp.	8,700	78,553
	ZOZO, Inc.	65,400	471,580
TOTAL JAPAN			553,960,817

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (4.3%)
	Aalberts NV	30,859	$1,528,327
	ABN AMRO Bank NV	77,162	3,490,617
	Acomo NV	7,539	206,858
*Ω	Adyen NV	745	757,826
	Aegon Ltd. (AEG US)	143,889	1,358,312
	Aegon Ltd. (AGN NA)	236,073	2,243,496
#	Akzo Nobel NV	40,480	2,835,336
	Allfunds Group PLC	65,928	673,054
	AMG Critical Materials NV	10,704	366,413
	Aperam SA	14,122	745,964
	Arcadis NV	18,005	847,346
	ASM International NV	4,136	3,830,551
	ASML Holding NV (ASML NA)	1,474	2,429,071
	ASML Holding NV (ASML US)	18,064	29,426,077
	ASR Nederland NV	55,622	4,547,479
#*	Avantium NV	6,821	51,612
*Ω	Basic-Fit NV	17,212	688,625
	BE Semiconductor Industries NV	11,069	2,538,330
*	CM.com NV	2,877	23,298
	Coca-Cola Europacific Partners PLC	17,777	1,968,990
	Corbion NV	16,863	368,523
Ω	CTP NV	20,041	362,132
	DSM-Firmenich AG	5,379	579,898
*	Fastned BV	441	16,697
*	Flow Traders Ltd.	11,338	345,965
	ForFarmers NV	13,303	90,224
	Fugro NV	26,647	260,484
	HAL Trust	4,525	861,911
	Havas NV	16,120	345,174
	IMCD NV	9,250	1,013,392
	ING Groep NV (INGA NA)	157,316	5,528,327
	Kendrion NV	4,460	98,312
	Koninklijke Ahold Delhaize NV (AD NA)	115,481	4,567,843
	Koninklijke BAM Groep NV	83,795	1,123,740
	Koninklijke Heijmans NV	8,810	953,053
	Koninklijke KPN NV	1,206,945	5,699,001
	Koninklijke Philips NV (PHG US)	35,800	941,538
	Koninklijke Philips NV (PHIA NA)	11,440	301,419
	Koninklijke Vopak NV	22,921	1,297,550
#*	Magnum Ice Cream Co. NV MICC NA	37,992	709,991
#*	Magnum Ice Cream Co. NV MICC US	110,194	2,050,710
	Nedap NV	1,486	165,004
	NN Group NV	66,887	6,304,844
*	Pharming Group NV	110,090	111,728
		Shares	Value»
NETHERLANDS — (Continued)
#	PostNL NV	125,986	$130,732
	Prosus NV (PRX NA)	42,555	1,977,650
	Randstad NV	1,281	54,155
	SBM Offshore NV	46,762	1,746,369
Ω	Signify NV	37,453	640,169
#	Sligro Food Group NV	5,316	64,662
	TKH Group NV	11,720	577,865
*	TomTom NV	4,218	18,832
	Universal Music Group NV	52,565	867,299
	Van Lanschot Kempen NV	9,679	727,380
	Wolters Kluwer NV	25,317	1,987,602
TOTAL NETHERLANDS			103,447,757
NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	40,011	194,231
	Air New Zealand Ltd.	428,101	104,331
	Auckland International Airport Ltd.	85,943	440,647
	Channel Infrastructure NZ Ltd.	109,255	219,612
#	Chorus Ltd. (CNU NZ)	87,918	487,628
	Contact Energy Ltd.	82,812	442,852
	EBOS Group Ltd.	12,603	163,394
	Fisher & Paykel Healthcare Corp. Ltd., Class C	21,430	512,537
*	Fletcher Building Ltd. (FBU NZ)	155,282	332,975
	Freightways Group Ltd.	44,861	365,581
#*	Gentrack Group Ltd.	5,468	11,614
	Hallenstein Glasson Holdings Ltd.	12,487	78,340
#	Heartland Group Holdings Ltd.	214,743	156,842
	Infratil Ltd.	25,345	220,014
	Investore Property Ltd.	49,416	30,972
#*	KMD Brands Ltd.	15,656	16,642
	Mainfreight Ltd.	5,908	240,899
	Mercury NZ Ltd.	22,195	87,584
	Meridian Energy Ltd.	39,100	131,113
	Napier Port Holdings Ltd.	22,300	47,258
#	NZME Ltd. (NZM AU)	18,597	11,580
	NZME Ltd. (NZM NZ)	1,350	846
	NZX Ltd.	96,996	85,094
*	Oceania Healthcare Ltd.	53,676	23,850
	Port of Tauranga Ltd.	20,843	99,345
*	Ryman Healthcare Ltd.	147,809	186,543
	Sanford Ltd.	13,477	53,537

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Scales Corp. Ltd.	48,552	$185,720
	Skellerup Holdings Ltd.	53,108	217,432
	SKY Network Television Ltd.	48,329	92,502
	Spark New Zealand Ltd.	277,914	314,199
	Summerset Group Holdings Ltd.	53,709	263,391
#	Tourism Holdings Ltd.	46,793	78,806
	TOWER Ltd.	107,281	117,739
	Turners Automotive Group Ltd.	14,426	69,186
	Vector Ltd.	17,959	52,340
#*	Vista Group International Ltd.	21,101	30,603
TOTAL NEW ZEALAND			6,167,779
NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	68,786	52,282
	AF Gruppen ASA	5,957	119,219
	Aker ASA, Class A	691	92,955
*	Aker BioMarine ASA	3,445	40,061
	Aker BP ASA	36,065	1,285,876
	Aker Solutions ASA	77,084	343,164
	AKVA Group ASA	848	11,539
	Archer Ltd.	24,194	63,464
	Arendals Fossekompani ASA	1,299	25,234
	Atea ASA	17,327	314,413
	Austevoll Seafood ASA	19,974	179,391
	B2 Impact ASA	73,842	189,601
	Bakkafrost P	3,208	153,194
	Bluenord ASA	6,574	358,457
	Bonheur ASA	6,236	148,145
	Borregaard ASA	11,587	193,107
	Bouvet ASA	9,730	46,518
Ω	BW LPG Ltd. BWLPG NO	28,568	654,897
	BW Offshore Ltd.	32,049	157,919
*	Cadeler AS (CADLR NO)	28,268	161,070
#*	Cadeler AS (CDLR US), ADR	519	11,786
*	Cloudberry Clean Energy ASA	56,428	76,921
	DNB Bank ASA	35,804	1,152,839
	DOF Group ASA	28,421	372,651
#*Ω	Elkem ASA	78,785	258,705
Ω	Elmera Group ASA	26,016	125,052
	Elopak ASA	23,649	90,815
Ω	Entra ASA	6,404	71,559
Ω	Europris ASA	34,170	307,844
	Gjensidige Forsikring ASA	5,374	160,311
		Shares	Value»
NORWAY — (Continued)
#	Grieg Seafood ASA	10,723	$34,207
	Hafnia Ltd.	37,059	284,289
	Hoegh Autoliners ASA	34,330	610,736
Ω	Kid ASA	9,176	126,255
	Kitron ASA	22,964	210,076
Ω	Klaveness Combination Carriers ASA	6,729	71,366
*	Kongsberg Automotive ASA	138,137	31,623
#	Leroy Seafood Group ASA	39,901	175,120
#*	LINK Mobility Group Holding ASA	74,251	201,007
	Medistim ASA	998	23,912
	Moreld AS	11,674	24,459
	Mowi ASA	12,066	258,398
Ω	Multiconsult ASA	3,394	54,222
*	Napatech AS	4,022	16,394
#*	NEL ASA	326,843	74,402
#	Norbit ASA	7,135	132,396
	Norconsult Norge AS	14,180	58,144
*	Nordic Semiconductor ASA	2,834	47,883
#	Norsk Hydro ASA	104,188	961,033
*Ω	Norske Skog ASA	13,832	58,821
*	Northern Ocean Ltd.	46,467	36,885
*	NRC Group ASA	35,326	28,969
*	Nykode Therapeutics ASA	64,735	23,130
	Odfjell Drilling Ltd.	42,330	407,716
	Odfjell SE, Class A	6,226	75,148
	Odfjell Technology Ltd.	4,361	26,785
*	OKEA ASA	12,756	46,316
	Orkla ASA	7,440	82,643
*	Otello Corp. ASA	14,046	26,767
	Panoro Energy ASA	22,000	65,190
	Paratus Energy Services Ltd.	9,548	48,234
	Pareto Bank ASA	9,248	59,905
	Petronor E&P ASA	15,083	16,586
	Pexip Holding ASA	9,642	82,092
	Protector Forsikring ASA	6,303	327,973
*	Reach Subsea ASA	36,848	20,086
	Rogaland Sparebank	2,931	46,452
	Salmar ASA	3,427	186,860
	SATS ASA	42,949	189,718
*Ω	Scatec ASA	32,702	316,229
	Sea1 offshore, Inc.	20,330	57,760
#	SED Energy Holdings PLC	27,410	22,988
	Selvaag Bolig ASA	9,716	34,296
	Solstad Maritime ASA	9,952	29,586
	Solstad Offshore ASA	7,622	54,783

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	SpareBank 1 Helgeland	621	$10,279
	Sparebank 1 Oestlandet	8,533	175,375
	SpareBank 1 Sor-Norge ASA	21,520	482,082
	Sparebanken More	7,583	89,151
	Stolt-Nielsen Ltd.	7,288	244,711
#	Storebrand ASA	56,731	1,207,538
	Subsea 7 SA	34,627	1,170,005
	Telenor ASA	28,479	402,590
	TGS ASA	54,991	745,213
	TOMRA Systems ASA	10,628	118,126
#	Var Energi ASA	19,083	95,873
	Veidekke ASA	22,947	456,553
	Vend Marketplaces ASA	2,747	69,685
	Wallenius Wilhelmsen ASA	21,354	333,300
	Wilh Wilhelmsen Holding ASA, Class A	3,431	278,911
	Wilh Wilhelmsen Holding ASA, Class B	997	75,255
#	Yara International ASA	15,747	742,814
*	Zaptec ASA	9,355	44,821
TOTAL NORWAY			19,729,111
PORTUGAL — (0.5%)
#	Altri SGPS SA	17,850	97,544
	Banco Comercial Portugues SA, Class R	2,654,076	3,270,100
#	Corticeira Amorim SGPS SA	7,403	56,506
	CTT-Correios de Portugal SA	18,086	128,632
#	EDP Renewables SA	64,923	1,007,406
	EDP SA (EDP PL)	321,780	1,656,942
	Galp Energia SGPS SA	111,634	2,535,276
#	Ibersol SGPS SA	6,294	69,484
	Jeronimo Martins SGPS SA	41,506	832,398
#	Mota-Engil SGPS SA	25,597	136,801
#	Navigator Co. SA	48,691	183,030
	NOS SGPS SA	58,404	325,065
*	Pharol SGPS SA	113,912	11,710
	REN - Redes Energeticas Nacionais SGPS SA	64,245	255,750
	Sonae SGPS SA	250,938	589,445
		Shares	Value»
PORTUGAL — (Continued)
#*	Teixeira Duarte SA	42,874	$24,276
TOTAL PORTUGAL			11,180,365
SINGAPORE — (1.4%)
	AEM Holdings Ltd.	60,066	386,402
	ASL Marine Holdings Ltd.	88,400	22,064
	Aztech Global Ltd.	57,700	30,099
	Banyan Tree Holdings Ltd.	76,100	32,633
	Beng Kuang Marine Ltd.	63,100	24,330
	Boustead Singapore Ltd.	96,071	148,331
	BRC Asia Ltd.	25,400	84,328
	Bukit Sembawang Estates Ltd.	31,600	121,355
	Centurion Accommodation REIT	3,700	3,257
	Centurion Corp. Ltd.	37,000	44,997
	China Aviation Oil Singapore Corp. Ltd.	71,400	96,801
	China Sunsine Chemical Holdings Ltd.	101,000	53,139
	City Developments Ltd.	120,100	734,523
	ComfortDelGro Corp. Ltd.	428,500	447,894
	COSCO Shipping International Singapore Co. Ltd.	443,400	41,101
#	CSE Global Ltd.	134,310	125,509
	DBS Group Holdings Ltd.	110,064	6,350,329
	Delfi Ltd.	100,500	68,600
	DFI Retail Group Holdings Ltd.	76,500	302,461
*††	Ezion Holdings Ltd.	982,353	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	62,710	51,761
	Food Empire Holdings Ltd.	58,560	110,994
	Fraser & Neave Ltd.	31,500	35,631
	Frasers Property Ltd.	82,100	66,545
	Frencken Group Ltd.	94,100	181,298
	Golden Agri-Resources Ltd.	1,266,800	281,446
	GuocoLand Ltd.	55,100	97,922
	Haw Par Corp. Ltd.	39,600	496,845
	Ho Bee Land Ltd.	39,400	62,910
	Hong Fok Corp. Ltd.	84,400	57,859
	Hong Leong Asia Ltd.	76,800	171,815

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Hong Leong Finance Ltd.	74,000	$144,170
	Hongkong Land Holdings Ltd.	128,700	1,043,594
	Hour Glass Ltd.	49,200	105,698
	HRnetgroup Ltd.	22,900	13,204
	Hutchison Port Holdings Trust	1,129,000	218,035
*††	Hyflux Ltd.	78,700	0
#	iFAST Corp. Ltd.	42,500	301,163
	InnoTek Ltd.	22,900	9,109
	ISDN Holdings Ltd.	80,490	40,507
	Keppel Ltd.	153,700	1,372,688
	Marco Polo Marine Ltd.	292,000	30,262
	Mermaid Maritime PCL	118,300	9,515
	Metro Holdings Ltd.	5,000	1,796
	Micro-Mechanics Holdings Ltd.	9,400	19,640
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	40,700	33,681
	Netlink NBN Trust	513,800	404,294
*	Oceanus Group Ltd.	1,247,200	2,902
	Oiltek International Ltd.	10,700	12,505
	Olam Group Ltd.	52,300	57,081
	Oversea-Chinese Banking Corp. Ltd.	146,249	3,321,786
	Pan-United Corp. Ltd.	57,675	72,343
	Propnex Ltd.	43,800	63,156
	Q&M Dental Group Singapore Ltd.	53,640	23,223
	QAF Ltd.	44,382	33,898
	Riverstone Holdings Ltd.	162,200	106,261
	SATS Ltd.	273,932	1,009,963
	SBS Transit Ltd.	11,800	33,041
	Seatrium Ltd.	486,433	814,918
	Sheng Siong Group Ltd.	172,800	449,728
	SIA Engineering Co. Ltd.	43,700	105,667
	Sing Holdings Ltd.	65,950	22,369
	Sing Investments & Finance Ltd.	18,500	22,778
	Singapore Airlines Ltd.	346,400	2,077,985
	Singapore Exchange Ltd.	99,700	1,900,700
	Singapore Land Group Ltd.	45,400	116,849
	Singapore Post Ltd.	444,100	117,723
	Singapore Telecommunications Ltd.	321,500	1,112,357
	StarHub Ltd.	154,300	132,243
		Shares	Value»
SINGAPORE — (Continued)
	Straits Trading Co. Ltd.	37,025	$46,124
*††	Swiber Holdings Ltd.	23,999	0
	Tai Sin Electric Ltd.	24,900	10,183
	Tuan Sing Holdings Ltd.	155,220	36,898
#	UMS Integration Ltd.	173,303	307,722
	United Overseas Bank Ltd.	92,970	3,144,159
	UOB-Kay Hian Holdings Ltd.	104,686	335,034
	UOL Group Ltd.	116,051	895,487
	Valuetronics Holdings Ltd.	117,650	98,185
	Venture Corp. Ltd.	61,300	763,785
	Vicom Ltd.	27,100	38,278
	Wee Hur Holdings Ltd.	131,000	69,443
	Wilmar International Ltd.	129,300	395,412
	Wing Tai Holdings Ltd.	83,500	102,082
	Yangzijiang Shipbuilding Holdings Ltd.	702,000	2,142,865
TOTAL SINGAPORE			34,475,668
SPAIN — (3.3%)
#	Acciona SA	6,672	1,835,100
	Acerinox SA	50,520	1,017,243
Ω	Aena SME SA	69,590	2,145,310
*	Airtificial Intelligence Structures SA	93,405	9,921
	Alantra Partners SA	2,636	31,020
	Almirall SA	16,927	217,266
	Amadeus IT Group SA	36,639	2,261,248
#*	Amper SA	9,888	54,084
	Atresmedia Corp. de Medios de Comunicacion SA	26,478	158,803
#	Audax Renovables SA	27,496	38,103
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	582,657	16,332,975
	Banco de Sabadell SA	1,332,301	5,114,999
	Banco Santander SA (SAN SM)	707,292	10,059,297
	Bankinter SA	184,137	3,387,185
	CaixaBank SA	236,893	3,441,187
Ω	Cellnex Telecom SA	76,053	2,362,514
	CIE Automotive SA	12,651	386,352
	Construcciones y Auxiliar de Ferrocarriles SA	5,817	460,018

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Corp. ACCIONA Energias Renovables SA	12,582	$314,994
*	Distribuidora Internacional de Alimentacion SA	3,504	160,513
	Ebro Foods SA	13,601	287,240
*	eDreams ODIGEO SA	8,154	51,373
	Elecnor SA	9,837	389,003
	Enagas SA	52,685	1,026,968
#*	Ence Energia y Celulosa SA	24,550	72,900
	Endesa SA	30,248	1,472,924
	Ferrovial NV	26,707	1,749,469
	Fluidra SA	25,556	568,270
Ω	Gestamp Automocion SA	42,303	142,790
Ω	Global Dominion Access SA	28,522	93,117
*	Grenergy Renovables SA	4,188	444,365
	Grupo Empresarial San Jose SA	7,393	71,000
	Iberdrola SA IBE SM	58,850	1,397,898
	Iberpapel Gestion SA (IBG SM)	2,731	58,445
	Industria de Diseno Textil SA	49,633	3,239,228
*	Inmocemento SA	18,716	81,786
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	100,465	148,379
	Mapfre SA	276,710	1,414,931
	Melia Hotels International SA	37,797	450,945
	Naturgy Energy Group SA	35,897	1,197,519
Ω	Neinor Homes SA	7,095	129,934
*	Obrascon Huarte Lain SA	283,651	141,551
*	Oryzon Genomics SA	11,340	37,668
	Pharma Mar SA	2,648	241,475
	Prim SA	853	13,145
#Ω	Prosegur Cash SA	79,580	61,363
	Prosegur Cia de Seguridad SA	30,806	107,283
*	Realia Business SA	45,114	52,990
#	Redeia Corp. SA	48,492	855,255
	Repsol SA (REP SM)	158,209	4,828,701
	Sacyr SA	114,389	621,830
*	Solaria Energia y Medio Ambiente SA	15,790	305,557
*Ω	Talgo SA	6,527	20,549
		Shares	Value»
SPAIN — (Continued)
*	Tecnicas Reunidas SA	12,939	$421,279
	Telefonica SA (TEF SM)	787,286	3,250,459
#	Tubacex SA	28,525	100,104
Ω	Unicaja Banco SA	333,084	1,280,791
	Vidrala SA	6,316	638,779
	Viscofan SA	8,491	562,616
TOTAL SPAIN			77,818,011
SWEDEN — (3.1%)
#	AAK AB	9,333	201,390
Ω	AcadeMedia AB	30,532	320,426
#	AddLife AB, Class B	28,773	489,094
	Addnode Group AB	19,997	80,560
	AddTech AB, Class B	20,999	764,072
	AFRY AB	21,573	233,199
	Alfa Laval AB	13,412	793,696
Ω	Alimak Group AB	13,662	183,457
	Alleima AB	56,657	673,349
	Alligo AB, Class B	5,640	81,944
	Altra Fastigheter AB	23,161	189,626
Ω	Ambea AB	36,152	547,989
*	Annehem Fastigheter AB, Class B	17,398	29,363
	AQ Group AB	12,565	270,728
	Arjo AB, Class B	21,680	61,667
*	Asmodee Group AB, Class B	24,802	387,053
	Assa Abloy AB, Class B	21,325	791,280
	Atlas Copco AB (ATCOA SS), Class A	105,103	2,220,807
	Atlas Copco AB (ATCOB SS), Class B	68,658	1,268,631
	Atrium Ljungberg AB, Class B	34,499	96,375
Ω	Attendo AB	46,586	535,824
	Avanza Bank Holding AB	23,955	983,018
	Avarda Bank AB	8,905	176,088
	Axfood AB	17,609	449,406
	Beijer Alma AB	10,199	319,245
	Beijer Ref AB, Class B	11,083	156,407
	Bergman & Beving AB	6,396	184,236
*	BHG Group AB	29,159	59,186
	Bilia AB, Class A	24,321	394,001
	Billerud AB	29,488	235,130
	BioGaia AB, Class B	16,291	197,880
	Bjorn Borg AB	4,321	29,426
	Boliden AB	62,685	3,154,157
*	Bonava AB, Class B	64,308	67,921

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	BoneSupport Holding AB	15,833	$366,634
#*Ω	Boozt AB	10,415	182,825
Ω	Bravida Holding AB	49,313	679,474
#	Bufab AB	26,314	371,743
*	Bulten AB	2,864	17,108
	Bure Equity AB	18,905	517,448
	Byggmax Group AB	15,564	84,468
*	Camurus AB	764	49,840
*	Carasent AB	4,233	10,954
	Castellum AB	24,587	345,086
	Catena AB	4,122	171,245
*	Cavotec Group AB	8,277	10,913
#	Cibus Real Estate AB publ	9,700	146,360
	Clas Ohlson AB, Class B	13,885	611,750
	Cloetta AB, Class B	61,932	371,899
Ω	Coor Service Management Holding AB	19,521	97,053
	Corem Property Group AB (CORED SS), Class D	1,093	26,312
*	Ctek AB	17,349	25,602
	Dios Fastigheter AB	16,550	114,384
*Ω	Dometic Group AB	61,400	153,378
	Duni AB	5,746	47,639
#	Dynavox Group AB	7,192	54,250
	Eastnine AB	16,544	81,421
	Elanders AB, Class B	510	2,733
*	Electrolux AB, Class B	185,853	544,146
	Electrolux Professional AB, Class B	46,970	234,158
	Elekta AB, Class B	41,761	212,455
*	Eltel AB	13,222	18,475
*	Embracer Group AB	20,677	146,606
*	Enad Global 7 AB	17,263	36,957
*	Enea AB	3,796	23,528
	Engcon AB	4,662	32,217
	Eolus AB, Class B	3,371	12,861
	Ependion AB	4,568	74,688
	Epiroc AB (EPIA SS), Class A	31,870	817,039
	Epiroc AB (EPIB SS), Class B	18,860	413,517
	EQT AB	2,442	82,944
	Essity AB (ESSITYA SS), Class A	2,699	78,806
	Essity AB (ESSITYB SS), Class B	63,949	1,857,763
	Fabege AB	21,533	168,878
*	Fastighets AB Balder, Class B	29,093	159,233
	Fastighets AB Trianon	6,570	12,619
		Shares	Value»
SWEDEN — (Continued)
*	Fastighetsbolaget Emilshus AB, Class B	9,102	$49,762
	FastPartner AB (FPARA SS), Class A	3,123	13,984
	FastPartner AB (FPARD SS), Class D	1,419	10,645
	FM Mattsson AB	1,340	11,871
	Getinge AB, Class B	38,447	958,305
	Granges AB	29,810	561,412
	H & M Hennes & Mauritz AB, Class B	26,863	491,962
	Hanza AB	7,620	107,531
	Heba Fastighets AB, Class B	4,215	10,838
	Hemnet Group AB	5,614	49,565
	Hexagon AB, Class B	49,508	488,672
*	Hexatronic Group AB	25,291	100,745
	Hexpol AB	41,870	389,725
	HMS Networks AB	3,215	166,518
Ω	Hoist Finance AB	17,540	397,761
	Holmen AB (HOLMB SS), Class B	9,400	318,783
	Hufvudstaden AB, Class A	14,000	178,279
	Humana AB	12,245	81,163
*	Humble Group AB	73,666	44,035
	Husqvarna AB (HUSQA SS), Class A	4,789	19,439
	Husqvarna AB (HUSQB SS), Class B	52,366	214,061
	Indutrade AB	18,355	460,840
	Instalco AB	75,804	297,995
	Inwido AB	17,257	311,219
#	JM AB	16,501	213,522
	John Mattson Fastighetsforetagen AB	5,179	32,495
*	Karnell Group AB	1,176	11,070
*	Karnov Group AB	18,991	139,995
	Klarabo Sverige AB, Class B	21,593	32,786
	KNOW IT AB	5,572	53,995
	Lagercrantz Group AB, Class B	33,877	796,606
	Lifco AB, Class B	9,851	335,506
	Lindab International AB	13,188	171,878
	Logistea AB, Class B	45,077	63,238
	Loomis AB	20,098	1,109,098
#*	Maha Capital AB	17,176	18,891
*	Medcap AB	2,507	144,714

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	MEKO AB	7,380	$59,580
	Micro Systemation AB, Class B	4,122	38,956
	Midsona AB, Class B	14,238	17,673
*	Modern Times Group MTG AB, Class B	24,870	341,660
	Momentum Group AB	7,786	116,298
Ω	Munters Group AB	24,209	430,927
	Mycronic AB	26,171	864,742
	NCAB Group AB	21,963	158,557
	NCC AB, Class B	22,636	404,062
	Nederman Holding AB	4,601	62,066
*	Neobo Fastigheter AB	18,790	36,635
	New Wave Group AB, Class B	25,056	248,594
	Nibe Industrier AB, Class B	47,901	192,013
	Nivika Fastigheter AB, Class B	5,634	22,044
#*	Nobia AB	8,545	13,180
	Nolato AB, Class B	47,899	245,390
	Nordnet AB publ	14,352	549,813
*	Norion Bank AB	17,827	109,582
*	Note AB	3,454	52,217
#	NP3 Fastigheter AB	6,024	167,497
*	Octave Intelligence PLC, SDR	4,950	88,736
	OEM International AB, Class B	15,928	293,962
*	Ovzon AB	19,477	76,943
	Pandox AB	18,988	353,094
	Peab AB, Class B	47,702	472,510
	Platzer Fastigheter Holding AB, Class B	8,730	67,517
	Proact IT Group AB	8,758	113,440
	Ratos AB, Class B	72,643	274,594
	RaySearch Laboratories AB	6,360	119,694
	Rejlers AB	2,951	48,892
	Rusta AB	8,753	80,978
	Rvrc Holding AB	25,676	164,104
	Sagax AB (SAGAB SS), Class B	10,218	179,616
*	Salix Group AB	1,901	12,118
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	77,567	26,734
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	22,560	14,566
	Sandvik AB	40,796	1,525,555
	Scandi Standard AB	16,388	246,077
Ω	Scandic Hotels Group AB	52,596	468,003
*	Sdiptech AB, Class B	6,125	155,700
#	Sectra AB, Class B	19,551	548,768
		Shares	Value»
SWEDEN — (Continued)
	Securitas AB, Class B	70,499	$1,132,521
*Ω	Sinch AB	179,170	757,756
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	89,922	2,107,097
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,001	23,851
	Skanska AB, Class B	29,087	816,188
	SKF AB (SKFA SS), Class A	3,129	84,965
	SKF AB (SKFB SS), Class B	43,109	1,166,842
#	SkiStar AB	10,262	179,806
	Softronic AB, Class B	5,133	12,057
	Solid Forsakring AB	2,863	32,044
	SSAB AB (SSABA SS), Class A	30,514	321,247
	SSAB AB (SSABAH FH), Class A	2,180	23,035
	SSAB AB (SSABB SS), Class B	139,695	1,471,380
	SSAB AB (SSABBH FH), Class B	12,326	130,329
#*	Stendorren Fastigheter AB	2,208	42,382
	Stenhus Fastigheter I Norden AB	17,803	23,090
	Storskogen Group AB, Class B	440,216	493,540
	Svedbergs Group AB	5,756	34,931
	Svenska Cellulosa AB SCA (SCAA SS), Class A	2,088	23,666
	Svenska Cellulosa AB SCA (SCAB SS), Class B	37,239	423,376
	Svenska Handelsbanken AB (SHBA SS), Class A	51,506	787,555
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,480	36,134
#	Sweco AB, Class B	21,876	308,841
	Swedbank AB, Class A	42,231	1,689,238
*	Swedish Logistic Property AB, Class B	23,616	91,511
	Synsam AB	22,862	136,105
	Systemair AB	19,781	173,662
	Tele2 AB, Class B	86,199	1,493,325

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	5,155	$50,976
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	319,588	3,143,687
	Telia Co. AB	478,696	2,218,375
Ω	Thule Group AB	21,599	497,214
	Trelleborg AB, Class B	16,615	738,604
#	Troax Group AB	7,157	105,638
#	VBG Group AB, Class B	5,432	186,235
*	Vestum AB	14,156	23,833
*	Viaplay Group AB	306,359	43,682
	Volati AB	1,901	4,903
	Volvo AB (VOLVA SS), Class A	21,570	826,879
	Volvo AB (VOLVB SS), Class B	181,415	6,939,438
*	Volvo Car AB, Class B	61,540	130,518
	Wallenstam AB, Class B	38,947	169,105
	Wihlborgs Fastigheter AB	37,601	305,815
	XANO Industri AB, Class B	3,917	20,395
TOTAL SWEDEN			73,837,802
SWITZERLAND — (5.6%)
	ABB Ltd.	55,087	5,434,823
	Accelleron Industries AG (ACLN SW)	28,342	2,565,994
	Adecco Group AG	33,078	924,571
	Alcon AG ALC SW	6,173	423,957
#	Alcon AG ALC US	36,969	2,548,643
	Allreal Holding AG	4,645	1,215,082
	ALSO Holding AG	1,733	414,630
*	ams-OSRAM AG	39,530	785,362
	APG SGA SA	398	98,278
*	Aryzta AG	5,348	351,335
	Ascom Holding AG	9,610	60,738
	Autoneum Holding AG	1,039	168,126
	Banque Cantonale de Geneve	5,720	229,877
#	Banque Cantonale Vaudoise	9,310	1,460,479
#	Barry Callebaut AG	1,103	1,536,725
*	Basilea Pharmaceutica Ag Allschwil	3,424	219,995
	Belimo Holding AG	1,877	1,957,322
	Bell Food Group AG	442	99,334
		Shares	Value»
SWITZERLAND — (Continued)
	Bellevue Group AG	1,229	$11,115
	Berner Kantonalbank AG	1,629	775,162
	BKW AG	3,526	582,502
	Bossard Holding AG, Class A	1,540	431,470
	Bucher Industries AG	1,975	775,961
#	Burckhardt Compression Holding AG	974	583,836
	Burkhalter Holding AG	2,239	379,137
	Bystronic AG	208	35,890
	Cembra Money Bank AG	9,446	1,050,199
#*	Cicor Technologies Ltd.	906	131,824
	Cie Financiere Tradition SA, Class BR	460	168,447
	Clariant AG	65,366	742,779
#	Coltene Holding AG	799	48,469
	Cosmo NV	1,338	99,520
	CPH Group AG	474	34,101
	Daetwyler Holding AG, Class BR	1,374	233,804
	DKSH Holding AG	9,598	796,785
	dormakaba Holding AG	6,263	451,283
	EFG International AG	28,178	560,632
	Emmi AG	550	590,787
#	EMS-Chemie Holding AG	1,198	1,213,141
	Flughafen Zurich AG	6,008	1,766,064
	Forbo Holding AG	152	172,253
	Fundamenta Real Estate AG	3,529	74,706
#	Galderma Group AG	10,291	2,239,438
Ω	Galenica AG	16,038	1,703,743
#	Geberit AG	4,364	2,875,441
#	Georg Fischer AG	18,291	1,172,828
	Glarner Kantonalbank	1,464	45,608
	Helvetia Baloise Holding AG	22,453	6,021,207
	Hiag Immobilien Holding AG	811	132,541
	Huber & Suhner AG	4,435	1,045,401
	Hypothekarbank Lenzburg AG	18	93,100
	Implenia AG	5,540	439,569
	Inficon Holding AG	3,490	704,096
	Interroll Holding AG	137	229,723
	Intershop Holding AG	960	204,445
	Investis Holding SA	940	176,940
	Julius Baer Group Ltd.	38,336	3,370,523
	Jungfraubahn Holding AG	1,554	501,817

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Kardex Holding AG	1,588	$467,327
	Kuehne & Nagel International AG	7,579	1,930,081
	Landis & Gyr Group AG	8,469	479,754
	Lastminute.com NV	2,208	35,666
	Liechtensteinische Landesbank AG	3,467	484,069
#	Logitech International SA (LOGI US)	15,032	1,540,479
	Logitech International SA (LOGN SW)	9,289	948,688
	Luzerner Kantonalbank AG	5,941	819,418
#Ω	Medacta Group SA	1,642	269,163
Ω	Medmix AG	4,564	50,019
#	Meier Tobler Group AG	1,442	60,307
	Mikron Holding AG	3,174	66,861
	Mobilezone Holding AG	9,441	167,186
	Mobimo Holding AG	2,298	994,094
*	Molecular Partners AG	3,923	16,223
*Ω	Montana Aerospace AG	4,535	136,029
	Naturenergie Holding AG	2,762	106,551
	Novavest Real Estate AG	464	22,904
	OC Oerlikon Corp. AG Pfaeffikon	15,969	94,202
	Orell Fuessli AG	122	21,241
	Partners Group Holding AG	2,441	2,034,643
*	Peach Property Group AG	2,482	14,751
	Phoenix Mecano AG	183	95,640
	Plazza AG, Class A	201	107,935
*Ω	PolyPeptide Group AG	2,115	114,941
	PSP Swiss Property AG	7,189	1,297,010
*	Rieter Holding AG	20,124	75,856
	Romande Energie Holding SA	1,298	79,765
	Schindler Holding AG SCHN SW	1,782	545,067
#	Schindler Holding AG SCHP SW	3,297	1,037,830
	Schweiter Technologies AG	172	74,275
*Ω	Sensirion Holding AG	1,189	107,942
	SFS Group AG	5,267	862,257
	SGS SA	28,444	3,370,511
	Siegfried Holding AG	12,332	1,157,079
*	SIG Group AG	67,095	1,219,219
		Shares	Value»
SWITZERLAND — (Continued)
	Sika AG	13,083	$2,943,552
	Softwareone Holding AG SWON NO	4,043	44,234
	Softwareone Holding AG SWON SW	47,155	513,394
	Sonova Holding AG	10,091	2,749,332
	St. Galler Kantonalbank AG	917	737,778
#	Stadler Rail AG	17,221	522,936
	Straumann Holding AG	15,383	1,905,034
	Sulzer AG	5,366	974,526
	Sunrise Communications AG, Class A	20,698	1,093,181
	Swatch Group AG (UHR SW), Class BR	9,825	2,196,639
	Swatch Group AG (UHRN SW)	12,663	567,411
	Swiss Life Holding AG	3,408	4,021,433
	Swiss Prime Site AG	24,894	4,060,213
	Swiss Re AG	38,965	6,484,361
	Swisscom AG	7,271	5,587,368
	Swissquote Group Holding SA	28,820	1,501,505
#	Temenos AG	12,983	1,079,986
	Thurgauer Kantonalbank	103	20,908
	TX Group AG	758	129,692
	UBS Group AG (UBS US)	126,593	6,676,508
	UBS Group AG (UBSG SW)	15,912	841,071
	Valiant Holding AG	4,973	972,115
Ω	VAT Group AG	3,727	2,789,577
	Vaudoise Assurances Holding SA	285	283,239
#	Vetropack Holding AG	3,273	77,185
	Vontobel Holding AG	8,435	902,649
	VP Bank AG, Class A	877	103,848
	VZ Holding AG	3,197	613,371
	Walliser Kantonalbank	1,209	242,603
	Warteck Invest AG	28	67,378
	Ypsomed Holding AG	841	401,362
	Zehnder Group AG	3,002	251,922
	Zug Estates Holding AG, Class B	77	211,292
	Zuger Kantonalbank, Class BR	35	452,551
	Zurich Insurance Group AG	9,834	7,490,834
TOTAL SWITZERLAND			133,577,529

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (9.5%)
	3i Group PLC	18,813	$724,259
	4imprint Group PLC	9,490	528,723
	Aberdeen Group PLC	528,015	1,718,726
	Admiral Group PLC	41,979	2,128,019
	Advanced Medical Solutions Group PLC	34,292	130,216
*	Afentra PLC	47,432	39,586
	AG Barr PLC	22,570	198,406
Ω	Airtel Africa PLC	251,550	1,135,471
	AJ Bell PLC	82,160	649,697
Ω	Alfa Financial Software Holdings PLC	31,920	70,743
	Antofagasta PLC	32,270	1,608,362
*	AO World PLC	82,138	108,429
	Ashmore Group PLC	21,109	58,730
#	Ashtead Technology Holdings PLC	14,940	82,540
	Associated British Foods PLC	50,517	1,419,250
	Atalaya Mining Copper SA	24,104	290,712
*	Auction Technology Group PLC	15,167	92,566
Ω	Autotrader Group PLC	123,856	874,570
	Aviva PLC	221,820	2,076,057
	B&M European Value Retail PLC	31,304	94,101
	Balfour Beatty PLC	134,293	1,565,552
	Barclays PLC (BARC LN)	464,084	3,189,899
	Barclays PLC (BCS US), Sponsored ADR	79,776	2,193,840
	Barratt Redrow PLC	287,312	1,141,840
	Bellway PLC	22,213	598,499
*	Berkeley Group Holdings PLC	24,129	1,139,668
	Bloomsbury Publishing PLC	22,292	182,614
	Bodycote PLC	41,492	404,991
*	Borders & Southern Petroleum PLC	100,591	15,191
	BRCK Group PLC	58,918	40,720
	Breedon Group PLC	48,359	216,527
	Brooks Macdonald Group PLC	1,347	25,741
	BT Group PLC	1,294,061	3,503,850
	BTG Consulting PLC	10,069	14,395
	Bunzl PLC	59,031	2,227,660
*	Burberry Group PLC	83,145	1,340,165
#	Burford Capital Ltd.	22,694	92,304
#	Bytes Technology Group PLC (BYIT LN)	21,537	117,140
*	Canal & SA	137,534	487,767
		Shares	Value»
UNITED KINGDOM — (Continued)
	Capital Ltd.	43,588	$57,606
	Card Factory PLC	82,359	83,661
	Central Asia Metals PLC	34,418	68,309
	Centrica PLC	996,624	2,079,751
	Chesnara PLC	58,431	272,058
	Clarkson PLC	3,948	252,084
*	Close Brothers Group PLC	27,251	156,420
Ω	CMC Markets PLC	18,203	164,394
	Coats Group PLC	427,810	463,613
	Coca-Cola HBC AG, Class DI	22,008	1,483,995
	Compass Group PLC	130,328	4,138,670
	Computacenter PLC	17,708	1,096,916
	Conduit Holdings Ltd.	40,795	238,826
Ω	Convatec Group PLC	273,444	826,258
	Costain Group PLC	48,871	139,383
	Cranswick PLC	13,362	962,033
	Crest Nicholson Holdings PLC	56,830	47,320
	Croda International PLC	24,436	1,057,887
	Currys PLC	319,223	722,712
	CVS Group PLC	19,095	322,668
	DFS Furniture PLC	59,183	112,276
*	Dialight PLC	2,955	19,027
	Diploma PLC	9,369	927,839
	DiscoverIE Group PLC	19,993	211,458
	Domino's Pizza Group PLC	62,596	170,683
	Dr. Martens PLC	118,142	123,552
	Drax Group PLC	119,759	1,191,815
	Dunelm Group PLC	29,287	342,547
*	EKF Diagnostics Holdings PLC	4,462	1,539
	Elementis PLC	108,723	262,080
	Endeavour Mining PLC EDV CN	50,601	2,394,593
	Essentra PLC	105,125	147,783
	Eurocell PLC	22,469	35,708
	Everplay Group PLC	9,727	30,794
	Experian PLC	71,764	2,707,635
	Fevara PLC	4,717	8,168
#	Fintel PLC	7,668	20,445
	Firstgroup PLC	198,102	495,215
	Foresight Group Holdings Ltd.	20,730	129,545
Ω	Forterra PLC	38,359	72,474
	Foxtons Group PLC	40,878	21,588
*	Frasers Group PLC	32,640	356,279
	Fresnillo PLC	48,455	1,632,252
*	Frontier Developments PLC	9,879	57,981
*Ω	Funding Circle Holdings PLC	39,450	117,373
	FW Thorpe PLC	11,428	39,006

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Galliford Try Holdings PLC	22,544	$179,169
	Games Workshop Group PLC	8,773	2,261,521
	Gamma Communications PLC	29,797	375,997
	Genuit Group PLC	46,339	170,432
	Gooch & Housego PLC	6,603	108,658
#	Goodwin PLC	921	216,149
	Grafton Group PLC, CDI	46,628	610,121
	Grainger PLC	151,889	358,422
	Greencore Group PLC	50,956	6,674
	Greencore Group PLC GNC LN	106,578	373,955
#	Greggs PLC	29,874	756,154
*	Griffin Mining Ltd.	8,945	35,743
*	Gulf Marine Services PLC	151,979	37,757
*Ω	Gym Group PLC	39,770	108,993
	Haleon PLC (HLN LN)	475,086	2,325,812
	Halma PLC	17,693	845,322
	Harworth Group PLC	33,800	59,434
	Helical PLC	14,490	38,804
*	Helios Towers PLC	264,716	700,412
	Henry Boot PLC	23,100	47,115
	Hill & Smith PLC	20,378	786,705
	Hilton Food Group PLC	3,841	30,904
	Hiscox Ltd.	78,746	1,922,492
	Hochschild Mining PLC	105,328	618,422
	Hollywood Bowl Group PLC	44,958	173,431
Ω	Hostelworld Group PLC	14,765	20,667
	Howden Joinery Group PLC	156,022	1,662,506
	HSBC Holdings PLC (HSBA LN)	120,743	2,571,259
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	124,447	13,243,650
	Hunting PLC	46,548	277,898
	ICG PLC	30,536	779,652
	IG Group Holdings PLC	96,326	1,898,165
	IMI PLC	58,131	2,310,050
	Impax Asset Management Group PLC	10,194	15,089
	Inchcape PLC	94,463	1,069,095
	Informa PLC	146,161	1,750,956
		Shares	Value»
UNITED KINGDOM — (Continued)
	IntegraFin Holdings PLC	18,218	$90,643
	International Workplace Group PLC	145,718	388,629
	Intertek Group PLC	28,546	2,254,654
	Investec PLC	178,739	1,564,357
*	IP Group PLC	244,332	207,147
*	ITM Power PLC	45,359	62,724
	ITV PLC	865,108	867,328
	J Sainsbury PLC	514,499	2,481,073
*	James Fisher & Sons PLC	12,203	73,135
#	James Halstead PLC	38,017	61,386
	JD Sports Fashion PLC	758,099	919,120
	Johnson Matthey PLC	44,333	1,197,631
	Johnson Service Group PLC	129,695	264,183
	Jupiter Fund Management PLC	129,980	275,939
	Kainos Group PLC	15,819	186,078
	Keller Group PLC	20,496	837,712
	Kier Group PLC	142,132	462,914
	Kingfisher PLC	537,844	2,243,853
	Knights Group Holdings PLC	11,574	27,996
	Lancashire Holdings Ltd.	68,005	552,379
	Legal & General Group PLC	401,502	1,630,241
	Lion Finance Group PLC	13,242	2,080,068
	Liontrust Asset Management PLC	6,606	25,219
	Lloyds Banking Group PLC (LLOY LN)	3,778,142	5,839,554
	Lloyds Banking Group PLC (LYG US), ADR	27,731	171,100
	London Investment Group PLC	4,016	25,690
	London Stock Exchange Group PLC	14,597	1,642,085
	LSL Property Services PLC	15,938	52,572
Ω	Luceco PLC	16,890	48,794
	M&G PLC	620,923	2,999,493
	Macfarlane Group PLC	26,372	26,061
	Man Group PLC	248,872	1,019,020
	Marks & Spencer Group PLC	366,116	2,001,325
	Marshalls PLC	44,322	96,266
	McBride PLC	45,854	100,165

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Me Group International PLC	38,402	$57,588
	Mears Group PLC	26,943	156,422
*	Metro Bank Holdings PLC	93,290	222,815
#	Midwich Group PLC	9,796	19,425
	MJ Gleeson PLC	5,969	22,080
	Mondi PLC	75,789	913,791
	MONY Group PLC	122,559	325,980
	Moonpig Group PLC	58,465	216,688
	Morgan Advanced Materials PLC	45,469	138,586
	Morgan Sindall Group PLC	11,670	702,236
	Mortgage Advice Bureau Holdings PLC	4,693	32,815
	Motorpoint group PLC	6,095	9,897
	MP Evans Group PLC	7,893	173,152
	National Grid PLC (NG LN)	27,981	447,860
#	National Grid PLC (NGG US), Sponsored ADR	20,131	1,609,876
	NatWest Group PLC (NWG LN)	398,387	3,757,839
	NatWest Group PLC (NWG US), Sponsored ADR	52,827	1,000,543
	NCC Group PLC	70,281	133,959
	Next 15 Group PLC	11,640	46,168
	Next PLC	10,162	2,035,022
	Nichols PLC	2,793	39,724
	Ninety One PLC	84,815	244,389
	Norcros PLC	20,097	85,847
*	Ocado Group PLC	145,190	414,997
Ω	On the Beach Group PLC	23,948	60,573
	OSB Group PLC	105,182	791,807
	Oxford Metrics PLC	18,158	9,303
*	Oxford Nanopore Technologies PLC	28,273	43,395
	Pagegroup PLC	41,931	103,062
	Pan African Resources PLC	751,253	939,547
*	Pantheon Resources PLC	118,115	19,197
	Paragon Banking Group PLC	54,066	612,610
	Pearson PLC (PSON LN)	101,403	1,711,140
	Pennon Group PLC	65,878	410,359
	Persimmon PLC	62,487	937,941
	Pets at Home Group PLC	104,672	298,814
	Pharos Energy PLC	70,803	30,092
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Phoenix Spree Deutschland Ltd.	10,551	$22,716
	Plus500 Ltd.	23,923	1,256,487
	Polar Capital Holdings PLC	20,924	218,949
	Pollen Street Group Ltd.	10,121	117,010
	Porvair PLC	6,060	69,420
	PPHE Hotel Group Ltd.	3,665	77,707
	Premier Foods PLC	243,135	638,063
	Prudential PLC (PRU LN)	43,469	653,276
	Prudential PLC (PUK US), ADR	117,559	3,557,335
*	PureTech Health PLC (PRTC LN)	34,776	55,980
	PZ Cussons PLC	13,564	20,224
Ω	Quilter PLC	325,712	851,023
	Rathbones Group PLC	13,948	313,810
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	101,292	60,812
	Record PLC	29,792	17,706
*	Redcentric PLC	6,423	8,484
#	RELX PLC (RELX US), Sponsored ADR	77,599	2,748,544
	RELX PLC (REN NA)	22,194	783,821
	Renew Holdings PLC	13,913	169,936
	Rentokil Initial PLC RTO LN	238,229	1,097,106
#	Rentokil Initial PLC RTO US, Sponsored ADR	8,565	200,078
	RHI Magnesita NV	5,293	201,694
	Rightmove PLC	160,939	1,009,012
	Rio Tinto PLC (RIO LN)	25,828	2,509,697
	Rio Tinto PLC (RIO US), Sponsored ADR	49,126	4,757,853
*	RM PLC	19,510	26,799
	Rotork PLC	145,479	958,401
	RS Group PLC	67,273	640,565
#	RWS Holdings PLC	77,486	100,790
	S&U PLC	1,297	34,073
Ω	Sabre Insurance Group PLC	63,287	156,616
*	Saga PLC	25,616	232,607
	Sage Group PLC	107,637	1,417,899
	Savills PLC	40,312	500,277
	Secure Trust Bank PLC	5,235	111,954
	Senior PLC	42,197	164,919
	Severn Trent PLC	36,064	1,462,537
*	SIG PLC	4,292	508

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Smith & Nephew PLC (SN LN)	30,741	$480,880
#	Smith & Nephew PLC (SNN US), Sponsored ADR	41,033	1,295,002
	Smiths Group PLC	26,317	939,769
	Smiths News PLC	56,935	56,191
	Softcat PLC	31,803	834,523
	Speedy Hire PLC	149,767	38,275
	Spirax Group PLC	4,797	449,752
	SSE PLC	102,054	3,224,237
	SSP Group PLC	198,028	532,452
	St. James's Place PLC	148,477	2,109,693
	Standard Chartered PLC	221,197	6,540,266
	Standard Life PLC	60,112	749,074
	SThree PLC	34,711	119,362
	Sunbelt Rentals Holdings, Inc.	44,524	3,190,669
	Tate & Lyle PLC	73,412	547,057
	Tatton Asset Management PLC	8,498	81,510
	Taylor Wimpey PLC	664,372	699,519
	TBC Bank Group PLC	12,867	835,553
	Telecom Plus PLC	16,121	184,724
	Tesco PLC	1,097,261	7,222,347
	Topps Tiles PLC	45,888	21,879
	TP ICAP Group PLC	224,829	1,038,398
*Ω	Trainline PLC	109,482	349,546
	Travis Perkins PLC	24,936	186,831
	Trifast PLC	33,777	36,891
*Ω	Trustpilot Group PLC	53,806	196,140
*	TT Electronics PLC	36,061	61,960
	Unilever PLC UL US, Sponsored ADR	92,121	5,841,393
	United Utilities Group PLC	98,646	1,837,219
*	Vanquis Banking Group PLC	73,376	77,612
	Vertu Motors PLC	95,932	105,656
	Vesuvius PLC	62,172	310,923
	Victorian Plumbing Group PLC	19,593	20,244
	Victrex PLC	5,328	56,218
*	Vistry Group PLC	99,010	391,919
	Vodafone Group PLC (VOD LN)	1,874,034	2,974,073
	Volex PLC	37,942	261,471
	Volution Group PLC	35,198	297,002
	Vp PLC	1,492	9,695
	WAG Payment Solutions PLC	20,803	30,953
*Ω	Watches of Switzerland Group PLC	73,663	727,585
*	Watkin Jones PLC	93,223	22,459
		Shares	Value»
UNITED KINGDOM — (Continued)
	Weir Group PLC	19,720	$703,556
	WH Smith PLC	35,601	208,351
	Whitbread PLC	35,517	1,203,247
	Wickes Group PLC	61,896	165,345
	Wilmington PLC	9,517	36,594
*	Wise Group PLC, Class A	19,240	229,802
#	WPP PLC (WPP US), Sponsored ADR	15,212	307,435
*	XP Power Ltd.	1,971	42,969
	XPS Pensions Group PLC	38,457	171,902
	Zigup PLC	74,568	466,862
	Zotefoams PLC	12,477	77,376
TOTAL UNITED KINGDOM			224,916,452
UNITED STATES — (0.2%)
*	Coeur Mining, Inc. CDE CN	75,786	1,128,262
	Coeur Mining, Inc. CDE US	46,295	690,258
	International Paper Co.	37,330	1,541,309
*	James Hardie Industries PLC (JHX AU), CDI	32,811	847,007
#*	Keel Infrastructure Corp. KEEL US	74,564	296,019
	Sunococorp LLC	288	22,012
#*	Valor Gold Corp. VLGDF US	4,717	11,179
TOTAL UNITED STATES			4,536,046
TOTAL COMMON STOCKS			2,282,995,411
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
#	Dr. Ing hc F Porsche AG, 2.369%	27,583	1,350,363
	Draegerwerk AG & Co. KGaA, 2.083%	2,387	302,633
	Einhell Germany AG, 2.699%	1,598	130,175
	FUCHS SE, 3.058%	22,741	1,054,063
	Henkel AG & Co. KGaA, 2.737%	16,428	1,432,172
	Jungheinrich AG, 1.191%	12,855	362,147
	Porsche Automobil Holding SE, 5.258%	49,555	1,644,785
	Sixt SE, 5.340%	4,430	306,653
	STO SE & Co. KGaA, 3.477%	686	76,862

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Volkswagen AG, 7.076%	24,710	$2,135,488
TOTAL GERMANY			8,795,341
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	952	0
HONG KONG — (0.0%)
*	APAC Resources Ltd. Rights	103,294	0
*	HK AI Capital Ltd. Rights	448,000	0
	Shares	Value»

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	1,055	$0
TOTAL RIGHTS/WARRANTS		0
TOTAL INVESTMENT SECURITIES (Cost $1,326,891,687)		2,291,790,752

			Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	7,526,448	87,058,419
TOTAL INVESTMENTS — (100.0%)
(Cost $1,413,936,204)^^			$2,378,849,171
As of July 31, 2026, the value of Rule 144A securities amounted to $50,878,021 or 2.2% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$273,304	$128,184,985	$1,692	$128,459,981
Austria	—	20,744,757	—	20,744,757
Belgium	647,196	21,498,042	—	22,145,238
Canada	280,442,043	28,898	1,662	280,472,603
China	1,257,393	—	—	1,257,393
Denmark	—	32,515,602	—	32,515,602
Finland	140,884	47,220,294	—	47,361,178
France	2,783,271	156,013,609	—	158,796,880
Germany	4,540,984	169,126,985	—	173,667,969
Hong Kong	—	33,868,635	2,299	33,870,934
Ireland	—	17,364,425	—	17,364,425
Israel	911,067	35,159,126	—	36,070,193
Italy	1,645,426	84,975,495	—	86,620,921
Japan	960,409	553,000,408	—	553,960,817
Netherlands	33,776,637	69,671,120	—	103,447,757
New Zealand	—	6,167,779	—	6,167,779
Norway	11,786	19,717,325	—	19,729,111
Portugal	—	11,180,365	—	11,180,365
Singapore	—	34,475,668	—	34,475,668
Spain	—	77,818,011	—	77,818,011
Sweden	100,854	73,736,948	—	73,837,802
Switzerland	10,765,630	122,811,899	—	133,577,529
United Kingdom	39,511,971	185,404,481	—	224,916,452
United States	2,147,730	2,388,316	—	4,536,046

International Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$8,795,341	—	$8,795,341
Rights/Warrants
Canada	—	—	—	—
Hong Kong	—	—	—	—
Italy	—	—	—	—
Securities Lending Collateral	—	87,058,419	—	87,058,419
Total Investments in Securities	$379,916,585	$1,998,926,933	$5,653˂˃	$2,378,849,171

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (62.9%)
U.S. Social Core Equity 2 Portfolio	1,701,785	$63,187,298
INTERNATIONAL EQUITIES — (37.1%)
International Social Core Equity Portfolio	1,192,414	25,112,246
Emerging Markets Social Core Equity Portfolio	568,526	12,092,543
TOTAL INTERNATIONAL EQUITIES		37,204,789
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $61,316,212)		$100,392,087

MONEY MARKET FUNDS — (0.0%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.620% (Cost $48,248)	48,248	48,248
TOTAL INVESTMENTS — (100.0%) (Cost $61,364,460)^^		$100,440,335
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$100,392,087	—	—	$100,392,087
Money Market Funds	48,248	—	—	48,248
Total Investments in Securities	$100,440,335	—	—	$100,440,335

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.6%)
BRAZIL — (2.1%)
	Allos SA	78,800	$421,114
	Allpark Empreendimentos Participacoes e Servicos SA	14,100	12,211
	Alupar Investimento SA	54,348	349,730
	Anima Holding SA	119,523	51,401
	Armac Locacao Logistica E Servicos SA	28,856	20,265
*	Auren Energia SA	45,253	98,020
	Axia Energia SA	136,193	1,419,116
	Azzas 2154 SA	13,346	43,230
	B3 SA - Brasil Bolsa Balcao	403,522	1,252,163
	Banco Bradesco SA (BBDC3 BZ)	110,587	348,833
	Banco BTG Pactual SA	84,350	945,145
	Banco do Brasil SA	189,147	796,640
	Banco Santander Brasil SA	397,959	2,246,843
	BB Seguridade Participacoes SA	111,644	908,719
	Bemobi Mobile Tech SA	14,400	67,609
	BR Advisory Partners Participacoes SA	14,400	40,849
	Bradsaude SA	228,051	716,209
	C&A Modas SA	53,100	98,885
	Caixa Seguridade Participacoes SA	14,598	58,315
	Camil Alimentos SA	16,639	15,395
	Cia Brasileira de Aluminio	82,433	180,180
*	Cia Brasileira de Distribuicao	164,977	84,292
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	249,245	1,361,981
	Cia de Saneamento de Minas Gerais Copasa MG	65,721	831,957
	Cia De Saneamento do Parana Sanepar (SAPR3 BZ)	56,200	89,248
		Shares	Value»
BRAZIL — (Continued)
	Cia De Sanena Do Parana (SAPR11 BZ)	101,609	$726,215
	Cia Energetica de Minas Gerais (CMIG3 BZ)	71,430	230,249
	Cia Paranaense de Energia - Copel CPLE3 BZ	344,336	1,007,369
	Cogna Educacao SA	266,650	119,934
	Construtora Tenda SA	39,700	237,535
	CPFL Energia SA	32,700	297,639
	Cruzeiro do Sul Educacional SA	101,100	89,749
	CSU Digital SA	13,600	38,097
	Cury Construtora e Incorporadora SA	56,159	333,355
*	CVC Brasil Operadora e Agencia de Viagens SA	88,919	22,979
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	128,578	542,046
Ω	Desktop SA	71,764	263,320
*	Dexco SA	150,820	151,738
	Dimed SA Distribuidora da Medicamentos	74,079	173,172
	Direcional Engenharia SA	110,890	248,287
	EcoRodovias Infraestrutura e Logistica SA	73,858	100,971
	Embraer SA	126,582	2,169,735
	Empreendimentos Pague Menos SA PGMN3 BZ	142,375	89,315
	Energisa SA	82,188	807,588
	Engie Brasil Energia SA	61,122	359,318
	Equatorial SA	169,616	1,293,581
	Even Construtora e Incorporadora SA	50,000	47,641
	Ez Tec Empreendimentos e Participacoes SA	48,757	106,475
	Fleury SA	99,053	334,921
	Fras-Le SA	17,391	72,629
	Gerdau SA, Sponsored ADR	135,564	672,397

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Grupo Mateus SA	50,741	$40,339
	Grupo Multi SA	75,100	26,223
	Grupo SBF SA	52,382	97,651
	Guararapes Confeccoes SA	75,036	117,680
*	Hidrovias do Brasil SA	64,288	39,822
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	29,142	84,221
	Iochpe Maxion SA	18,742	35,900
	Irani Papel e Embalagem SA	42,482	67,966
	IRB-Brasil Resseguros SA	34,967	386,705
	JBS NV, BDR	79,724	1,111,920
	JHSF Participacoes SA	193,066	421,236
	JSL SA	60,456	66,787
	Kepler Weber SA	41,632	52,398
	Klabin SA	343,436	1,236,441
	Lavvi Empreendimentos Imobiliarios SA	26,100	53,136
	Localiza Rent a Car SA	186,881	1,386,543
	LOG Commercial Properties e Participacoes SA	15,776	79,142
*	Log-in Logistica Intermodal SA	8,233	45,882
*	Lojas Quero-Quero SA	81,511	20,100
	Lojas Renner SA	413,067	1,108,216
Ω	LWSA SA	93,800	68,835
	M Dias Branco SA	52,998	179,303
	Magazine Luiza SA	133,990	132,955
	Mahle Metal Leve SA	16,000	100,624
	Marcopolo SA	79,665	77,007
	MBRF Global Foods Co. SA	158,317	547,800
*Ω	Meliuz SA	56,700	51,229
	Melnick Even Desenvolvimento Imobiliario SA	40,100	22,703
	Mills Locacao Servicos e Logistica SA	57,140	177,536
	Minerva SA	38,163	27,554
	Motiva Infraestrutura de Mobilidade SA	260,683	759,039
	Moura Dubeux Engenharia SA	42,619	207,750
	Movida Participacoes SA MOVI3 BZ	108,704	168,981
		Shares	Value»
BRAZIL — (Continued)
*	MRV Engenharia e Participacoes SA	42,284	$39,538
	Multiplan Empreendimentos Imobiliarios SA	73,120	405,761
*	Natura Cosmeticos SA	273,451	452,052
	Oceanpact Servicos Maritimos SA	50,600	102,814
	Plano & Plano Desenvolvimento Imobiliario SA	23,638	34,321
	Porto Seguro SA	55,082	594,377
	Profarma Distribuidora de Produtos Farmaceuticos SA	17,600	24,026
	Raia Drogasil SA	148,900	542,827
	Rumo SA	79,058	225,204
	Sao Martinho SA	64,828	185,692
#	Sendas Distribuidora SA (ASAI US), ADR	3,275	27,084
	Sendas Distribuidora SA (ASAI3 BZ)	329,625	552,718
Ω	Ser Educacional SA	70,200	168,121
	Simpar SA SIMH3 BZ	29,470	44,823
	Smartfit Escola de Ginastica e Danca SA	82,022	318,758
	Suzano SA (SUZB3 BZ)	136,027	1,162,461
	SYN prop e tech SA	18,318	14,780
	Tegma Gestao Logistica SA	15,888	95,438
	Telefonica Brasil SA (VIV US), ADR	9,148	118,192
	Telefonica Brasil SA (VIVT3 BZ)	61,280	394,458
	TIM SA	201,900	773,881
	TOTVS SA	31,059	190,307
	Transmissora Alianca de Energia Eletrica SA	113,353	886,851
	Tres Tentos Agroindustrial SA	39,609	92,202
	Trisul SA	47,192	39,659
	Ultrapar Participacoes SA (UGPA3 BZ)	179,766	1,172,044
	Uniao Pet Participacoes SA	40,398	27,813
	Unifique Telecomunicacoes SA	66,725	71,080
	Unipar Carbocloro SA	6,407	74,723
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	104,149	133,547

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	20,386	$73,474
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	199,616	131,525
	Vibra Energia SA	250,216	1,779,448
	Vivara Participacoes SA	39,200	171,519
	Vulcabras SA	32,158	88,307
	WEG SA	120,843	1,125,196
	Wiz Co.	60,464	99,597
	YDUQS Participacoes SA	34,113	55,586
TOTAL BRAZIL			44,484,433
CHILE — (0.4%)
	Administradora de Fondos de Pensiones Habitat SA	106,575	153,372
	Aguas Andinas SA, Class A	386,702	141,205
#	Banco de Chile (BCH US), ADR	16,828	695,849
	Banco de Chile (CHILE CI)	282,034	58,761
	Banco de Credito e Inversiones SA	6,522	469,289
	Banco Itau Chile SA	6,128	138,411
	Banco Santander Chile (BSAC US), ADR	13,583	470,108
	Banco Santander Chile (BSAN CI)	3,875,177	337,564
	Besalco SA	205,288	247,295
	BICECORP SA	478,636	206,435
	Camanchaca SA	88,516	6,426
*	CAP SA	21,241	135,453
	Cencosud SA	153,990	323,781
	Cencosud Shopping SA	80,784	202,883
	Embotelladora Andina SA, ADR, Class B	7,885	236,944
	Empresa Nacional de Telecomunicaciones SA	27,470	107,250
	Empresas CMPC SA	277,728	315,142
	Empresas Copec SA	33,234	226,981
*	Empresas Hites SA	23,000	3,190
	Empresas Lipigas SA	1,910	17,462
		Shares	Value»
CHILE — (Continued)
	Enel Americas SA (ENELAM CI)	1,964,474	$185,915
	Enel Chile SA (ENELCHIL CI)	3,169,581	279,509
	Engie Energia Chile SA	133,161	263,816
	Falabella SA	83,238	556,502
	Forus SA	36,974	74,523
	Latam Airlines Group SA LTM CI	12,948,571	344,552
#	Latam Airlines Group SA LTM US, ADR	4,155	219,218
	Molibdenos y Metales SA	3,068	34,226
	Multiexport Foods SA	291,740	86,290
	Parque Arauco SA	162,967	691,131
	PAZ Corp. SA	82,712	72,183
	Plaza SA	66,380	269,154
	Ripley Corp. SA	416,001	170,919
	Salfacorp SA	294,760	386,778
	Sigdo Koppers SA	163,912	289,982
	SMU SA	1,054,545	144,557
	Sociedad Matriz SAAM SA	2,690,476	389,009
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,885	260,528
*	Socovesa SA	92,622	13,739
	SONDA SA	33,143	11,140
	Veolia Inversiones Aguas del Gran Santiago Ltda	136,447	139,419
TOTAL CHILE			9,376,891
CHINA — (19.9%)
	360 Security Technology, Inc., Class A	16,100	22,288
	361 Degrees International Ltd.	454,000	270,558
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	12,100	35,594
*	5I5J Holding Group Co. Ltd., Class A	53,100	17,713
	AAC Technologies Holdings, Inc.	317,500	1,560,127
*	ABA Chemicals Corp., Class A	27,800	21,249
*	Accelink Technologies Co. Ltd., Class A	3,600	86,081
*	ADAMA Ltd., Class A	24,500	19,325

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,101	$56,018
	Advanced Technology & Materials Co. Ltd., Class A	15,400	36,012
*	AECC Aero Science & Technology Co. Ltd., Class A	6,800	27,868
	AECC Aero-Engine Control Co. Ltd., Class A	14,900	39,935
	Aerospace Hi-Tech Holdings Group Ltd., Class A	9,000	18,803
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	23,100	46,498
*	Agile Group Holdings Ltd.	792,749	16,034
*	Agora, Inc., ADR	26,361	105,444
	Agricultural Bank of China Ltd., Class H	3,093,000	2,486,708
	Aier Eye Hospital Group Co. Ltd., Class A	41,925	56,395
*	AIM Vaccine Co. Ltd., Class H	79,200	14,492
*	Air China Ltd., Class H	538,000	291,693
*	Aisino Corp., Class A	45,900	47,569
	Ajisen China Holdings Ltd.	284,000	29,735
Ω	AK Medical Holdings Ltd.	70,000	49,299
#*Ω	Akeso, Inc.	14,000	167,744
	Alibaba Group Holding Ltd. (9988 HK)	1,310,800	19,967,931
*	Alibaba Health Information Technology Ltd.	242,000	111,108
#Ω	A-Living Smart City Services Co. Ltd., Class H	250,750	57,817
	All Winner Technology Co. Ltd., Class A	4,320	21,405
*	Alpha Group, Class A	16,700	20,437
	Amlogic Shanghai Co. Ltd., Class A	3,199	46,149
	Amoy Diagnostics Co. Ltd., Class A	8,540	22,073
	Amrita Global Development Ltd.	164,000	12,547
		Shares	Value»
CHINA — (Continued)
	Andon Health Co. Ltd., Class A	4,000	$40,529
Ω	Angelalign Technology, Inc.	12,600	128,304
	Anhui Anfu Battery Technology Co. Ltd., Class A	9,280	51,417
	Anhui Anke Biotechnology Group Co. Ltd., Class A	30,536	37,350
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	47,060
#	Anhui Expressway Co. Ltd., Class H	148,000	295,065
	Anhui Guangxin Agrochemical Co. Ltd., Class A	23,263	36,789
*	Anhui Guofeng New Materials Co. Ltd., Class A	14,300	17,603
	Anhui Heli Co. Ltd., Class A	17,000	45,962
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	30,460	92,106
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	18,200	13,169
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	4,700	18,291
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	94,360	69,410
	Anhui Jinhe Industrial Co. Ltd., Class A	19,505	60,770
	Anhui Korrun Co. Ltd., Class A	7,900	21,228
*	Anhui Tatfook Technology Co. Ltd., Class A	12,200	14,113
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	32,400	44,592
	Anhui Yingliu Electromechanical Co. Ltd., Class A	5,000	31,711
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	27,700	70,777

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,957	$103,771
	Anjoy Foods Group Co. Ltd., Class A	4,400	58,543
	Anker Innovations Technology Co. Ltd., Class A	5,460	98,741
	Anshan Hifichem Co. Ltd., Class A	10,800	15,785
	ANTA Sports Products Ltd.	302,800	3,047,504
	Anton Oilfield Services Group	1,490,000	154,173
	Aoshikang Technology Co. Ltd., Class A	8,200	47,884
	Aotecar New Energy Technology Group Co. Ltd., Class A	119,900	45,439
*	Aowei Holdings Ltd.	78,000	1,472
*	ApicHope Pharmaceutical Group Co. Ltd.	4,500	23,524
*	Appotronics Corp. Ltd., Class A	12,037	18,380
	APT Medical, Inc., Class A	1,821	61,347
	APT Satellite Holdings Ltd.	118,000	32,326
*††Ω	Arrail Group Ltd.	44,500	3,893
	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	10,300	79,068
#Ω	AsiaInfo Technologies Ltd.	39,600	22,986
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	23,800	30,314
	Asymchem Laboratories Tianjin Co. Ltd., Class A	1,600	36,165
	Aurisco Pharmaceutical Co. Ltd., Class A	7,400	21,372
	Autel Intelligent Technology Corp. Ltd., Class A	15,855	68,832
	Autobio Diagnostics Co. Ltd., Class A	9,910	48,604
#	Autohome, Inc., ADR	7,357	170,830
*	Autostreets Development Ltd.	61,800	11,901
		Shares	Value»
CHINA — (Continued)
	Avary Holding Shenzhen Co. Ltd., Class A	24,500	$295,750
	AviChina Industry & Technology Co. Ltd., Class H	472,000	181,344
	Bafang Electric Suzhou Co. Ltd., Class A	6,440	24,400
*	BAIC Foton Motor Co. Ltd., Class A	144,800	67,564
#*Ω	BAIC Motor Corp. Ltd., Class H	706,000	78,410
*	Baidu, Inc. (9888 HK), Class A	217,950	3,019,174
#*	Baidu, Inc. (BIDU US), Sponsored ADR	285	31,666
	Baimtec Material Co. Ltd., Class A	2,334	17,825
*	Baiyin Nonferrous Group Co. Ltd., Class A	56,300	41,548
	Bank of Beijing Co. Ltd., Class A	246,800	190,929
	Bank of Changsha Co. Ltd., Class A	65,796	92,953
	Bank of Chengdu Co. Ltd., Class A	78,900	216,362
	Bank of China Ltd., Class H	7,411,356	5,199,102
	Bank of Chongqing Co. Ltd., Class H	349,500	381,397
	Bank of Communications Co. Ltd., Class H	1,168,580	1,125,897
*	Bank of Gansu Co. Ltd., Class H	649,000	19,200
	Bank of Guiyang Co. Ltd., Class A	76,817	65,787
	Bank of Hangzhou Co. Ltd., Class A	98,500	240,220
	Bank of Jiangsu Co. Ltd., Class A	291,020	510,051
	Bank of Nanjing Co. Ltd., Class A	168,200	289,825
	Bank of Ningbo Co. Ltd., Class A	105,858	500,124
Ω	Bank of Qingdao Co. Ltd., Class H	747,500	464,590
	Bank of Shanghai Co. Ltd., Class A	190,100	266,192
	Bank of Suzhou Co. Ltd., Class A	94,050	118,419
	Bank of Tianjin Co. Ltd., Class H	11,500	3,107

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Xi'an Co. Ltd., Class A	56,500	$30,735
Ω	Bank of Zhengzhou Co. Ltd., Class H	202,501	23,997
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	19,100	33,636
	Baoji Titanium Industry Co. Ltd., Class A	9,900	41,433
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	41,100	36,036
*	Baowu Magnesium Technology Co. Ltd., Class A	19,176	33,037
	Baoye Group Co. Ltd., Class H	56,000	23,145
*	Baozun, Inc. (9991 HK), Class A	21,500	20,890
*	Baozun, Inc. (BZUN US), Sponsored ADR	5,775	16,574
*	BaTeLab Co. Ltd., Class H	6,100	23,263
	Be Friends Holding Ltd.	350,000	39,220
	Bear Electric Appliance Co. Ltd., Class A	6,000	30,706
#	Beauty Farm Medical & Health Industry, Inc.	18,500	44,474
	Befar Group Co. Ltd., Class A	63,400	58,949
	Beibuwan Port Co. Ltd., Class A	51,000	93,802
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	14,400	27,825
	Beijing Balance Medical Technology Co. Ltd., Class A	3,614	43,991
*	Beijing BDStar Navigation Co. Ltd., Class A	4,000	16,839
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,330	20,208
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	183,110	80,047
		Shares	Value»
CHINA — (Continued)
#*	Beijing Capital International Airport Co. Ltd., Class H	446,000	$97,790
	Beijing Career International Co. Ltd., Class A	6,100	18,224
	Beijing Changjiu Logistics Corp., Class A	19,200	16,336
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	21,736
	Beijing Compass Technology Development Co. Ltd., Class A	1,400	17,100
	Beijing CTJ Information Technology Co. Ltd., Class A	6,300	16,815
	Beijing Dahao Technology Corp. Ltd., Class A	12,201	24,417
	Beijing Easpring Material Technology Co. Ltd., Class A	4,900	30,209
*	Beijing eGOVA Co. Ltd., Class A	9,620	16,226
#	Beijing Energy International Holding Co. Ltd.	243,600	25,399
#	Beijing Enterprises Water Group Ltd.	1,082,000	318,451
	Beijing Fengjing Automotive Parts Co. Ltd.	39,000	18,473
	Beijing Gehua CATV Network Co. Ltd., Class A	44,200	46,280
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	38,056	70,865
	Beijing Haohua Energy Resource Co. Ltd., Class A	60,000	104,912
*	Beijing Hotgen Biotech Co. Ltd., Class A	2,736	43,656
	Beijing Jetsen Technology Co. Ltd., Class A	86,700	65,496
	Beijing Jingyeda Technology Co. Ltd., Class A	7,280	14,259

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Jingyuntong Technology Co. Ltd., Class A	45,000	$20,508
*	Beijing Join-Cheer Software Co. Ltd., Class A	22,000	22,546
	Beijing Kingsoft Office Software, Inc., Class A	915	36,670
	Beijing New Building Materials PLC, Class A	21,354	61,032
*	Beijing North Star Co. Ltd., Class H	140,000	12,326
	Beijing Oriental Jicheng Co. Ltd., Class A	5,500	16,619
	Beijing Originwater Technology Co. Ltd., Class A	100,867	53,197
	Beijing Roborock Technology Co. Ltd., Class A	3,894	64,278
*	Beijing Sanyuan Foods Co. Ltd., Class A	57,198	38,681
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	12,900	16,832
	Beijing SDL Technology Co. Ltd., Class A	15,300	16,334
	Beijing Sifang Automation Co. Ltd., Class A	7,900	44,296
	Beijing Sinnet Technology Co. Ltd., Class A	17,200	34,379
	Beijing SL Pharmaceutical Co. Ltd., Class A	27,600	22,948
	Beijing Sojo Electric Co. Ltd., Class A	12,700	19,580
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	38,500	18,365
	Beijing Strong Biotechnologies, Inc., Class A	21,600	37,223
	Beijing SuperMap Software Co. Ltd., Class A	11,000	18,759
	Beijing Teamsun Technology Co. Ltd., Class A	7,300	14,789
		Shares	Value»
CHINA — (Continued)
*	Beijing Thunisoft Corp. Ltd., Class A	24,500	$21,324
	Beijing Tiantan Biological Products Corp. Ltd., Class A	28,224	53,679
	Beijing Ultrapower Software Co. Ltd., Class A	43,200	54,771
*	Beijing UniStrong Science & Technology Co. Ltd., Class A	20,000	20,250
*	Beijing United Information Technology Co. Ltd., Class A	11,618	33,222
*	Beijing Wandong Medical Technology Co. Ltd., Class A	18,300	30,723
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	30,440
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,300	31,413
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,940	33,855
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	503,400	382,672
*	Beingmate Co. Ltd., Class A	23,800	15,403
*	Beken Corp., Class A	4,100	22,347
*	Bengang Steel Plates Co. Ltd., Class A	43,900	15,269
	Best Pacific International Holdings Ltd.	158,000	47,910
	Bestsun Energy Co. Ltd., Class A	60,400	30,984
*	Bestway Marine & Energy Technology Co. Ltd., Class A	36,800	33,998
	Bethel Automotive Safety Systems Co. Ltd., Class A	14,763	57,118
	Betta Pharmaceuticals Co. Ltd., Class A	7,400	62,996
*	Better Life Commercial Chain Share Co. Ltd., Class A	41,000	22,544

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beyondsoft Corp., Class A	20,000	$27,193
*	Bichamp Cutting Technology Hunan Co. Ltd., Class A	6,800	15,281
	Biem.L.Fdlkk Garment Co. Ltd., Class A	23,200	89,376
*	Bilibili, Inc. 9626 HK, Class Z	55,620	1,058,759
#*	Bilibili, Inc. BILI US, Sponsored ADR	1,196	22,844
#*	BingEx Ltd., ADR	9,350	20,757
	Binjiang Service Group Co. Ltd.	33,500	102,072
#*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	10,500	66,991
	Black Peony Group Co. Ltd., Class A	31,440	29,373
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	4,323	25,638
#Ω	Blue Moon Group Holdings Ltd.	239,500	96,935
*	Blue Sail Medical Co. Ltd., Class A	24,500	21,145
	Bluestar Adisseo Co., Class A	14,500	18,100
Ω	BOC Aviation Ltd.	103,800	1,023,168
	BOC International China Co. Ltd., Class A	24,700	43,283
*	BOE HC SemiTek Corp., Class A	20,000	30,664
*	Bohai Leasing Co. Ltd., Class A	164,200	110,666
	Bomin Electronics Co. Ltd., Class A	17,500	31,921
	Bosideng International Holdings Ltd.	1,702,000	1,072,571
	BOTH Engineering Technology Co. Ltd., Class A	12,600	44,537
*	Bright Real Estate Group Co. Ltd., Class A	39,900	18,281
	Brilliance China Automotive Holdings Ltd.	776,000	202,783
	Bros Eastern Co. Ltd., Class A	43,300	51,209
*	B-Soft Co. Ltd., Class A	26,100	13,779
		Shares	Value»
CHINA — (Continued)
*	Burning Rock Biotech Ltd., ADR	1,227	$10,798
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	18,900	37,095
	BXN Holding Co. Ltd., Class A	25,700	14,916
	BYD Co. Ltd., Class H	430,500	5,146,555
#	BYD Electronic International Co. Ltd.	375,000	1,122,978
	By-health Co. Ltd., Class A	24,800	38,380
*	C C Land Holdings Ltd.	372,187	56,936
#	C&D International Investment Group Ltd.	374,228	733,091
	C&D Property Management Group Co. Ltd.	161,000	53,298
	C&S Paper Co. Ltd., Class A	52,400	57,970
	Caitong Securities Co. Ltd., Class A	33,550	41,632
*Ω	CALB Group Co. Ltd., Class H	121,800	262,960
	Cambricon Technologies Corp. Ltd., Class A	439	71,817
	Camel Group Co. Ltd., Class A	43,600	52,199
	Cangzhou Dahua Co. Ltd., Class A	11,100	22,661
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	46,700	30,006
*	Canmax Technologies Co. Ltd., Class A	5,720	45,885
	Canny Elevator Co. Ltd., Class A	25,500	20,099
*Ω	CanSino Biologics, Inc., Class H	9,200	27,289
*	Capitalonline Data Service Co. Ltd., Class A	7,000	19,734
	Castech, Inc., Class A	5,630	40,840
	Cathay Biotech, Inc., Class A	4,528	30,512
	CECEP Solar Energy Co. Ltd., Class A	41,045	27,549
	CECEP Wind-Power Corp., Class A	125,500	65,717

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Center International Group Co. Ltd., Class A	14,500	$21,533
	Central China Land Media Co. Ltd., Class A	36,700	69,510
	Central China Securities Co. Ltd., Class H	233,000	51,435
	CETC Cyberspace Security Technology Co. Ltd., Class A	15,200	32,789
	CETC Digital Technology Co. Ltd., Class A	19,440	45,257
	CETC Potevio Science&Technology Co. Ltd., Class A	12,700	29,553
Ω	CGN Power Co. Ltd., Class H	1,503,000	554,223
	Changbai Mountain Tourism Co. Ltd., Class A	8,100	47,059
	Changchun Faway Automobile Components Co. Ltd., Class A	9,700	10,870
	Changhong Meiling Co. Ltd., Class A	21,300	15,722
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	69,600	33,941
	Changjiang Publishing & Media Co. Ltd., Class A	35,200	42,738
	Changjiang Securities Co. Ltd., Class A	69,000	87,927
*	ChangYuan Technology Group Ltd., Class A	45,500	33,132
	Changzhou Qianhong Biopharma Co. Ltd., Class A	34,300	34,497
	Chaowei Power Holdings Ltd.	225,000	38,481
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,800	242,454
Ω	Cheerwin Group Ltd.	126,000	35,819
*	Chen Lin Education Group Holdings Ltd.	208,000	27,662
	Cheng De Lolo Co. Ltd., Class A	45,500	60,687
		Shares	Value»
CHINA — (Continued)
*	Chengdu B-Ray Media Co. Ltd., Class A	31,600	$18,524
*	Chengdu CORPRO Technology Co. Ltd., Class A	8,900	19,030
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	12,500	20,217
	Chengdu Galaxy Magnets Co. Ltd., Class A	4,400	15,175
	Chengdu Guibao Science & Technology Co. Ltd., Class A	11,600	24,797
	Chengdu Hi-tech Development Co. Ltd., Class A	2,800	15,195
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	16,600	52,998
	Chengdu Leejun Industrial Co. Ltd., Class A	12,600	14,574
	Chengdu Wintrue Holding Co. Ltd., Class A	26,315	46,931
	Chengdu Xingrong Environment Co. Ltd., Class A	38,300	41,761
	Chengtun Mining Group Co. Ltd., Class A	62,800	98,835
	Chenguang Biotech Group Co. Ltd., Class A	15,800	27,227
*	Chengxin Lithium Group Co. Ltd., Class A	7,200	30,042
#	Chervon Holdings Ltd.	75,900	184,325
	Chifeng Jilong Gold Mining Group Ltd., Class A	16,400	96,590
*	China Aerospace International Holdings Ltd.	682,000	42,218
	China Agriculture Development Seed Group Co. Ltd., Class A	25,000	20,883

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Aircraft Leasing Group Holdings Ltd.	24,500	$11,110
	China Animal Husbandry Industry Co. Ltd., Class A	30,000	29,059
	China Automotive Engineering Research Institute Co. Ltd., Class A	11,400	24,796
	China Bester Group Telecom Co. Ltd., Class A	7,340	19,816
#*Ω	China Bohai Bank Co. Ltd., Class H	437,500	45,180
	China CAMC Engineering Co. Ltd., Class A	38,800	52,220
	China CITIC Bank Corp. Ltd., Class H	1,422,000	1,402,132
	China Coal Xinji Energy Co. Ltd., Class A	76,300	110,653
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
	China Communications Services Corp. Ltd., Class H	926,800	504,466
*	China Conch Environment Protection Holdings Ltd.	526,000	18,088
	China Conch Venture Holdings Ltd.	217,000	243,744
	China Construction Bank Corp., Class H	13,089,990	15,360,133
	China CSSC Holdings Ltd., Class A	37,200	193,917
	China CYTS Tours Holding Co. Ltd., Class A	22,500	24,010
	China Datang Corp. Renewable Power Co. Ltd., Class H	507,000	82,741
*	China Daye Non-Ferrous Metals Mining Ltd.	2,034,000	23,561
	China Design Group Co. Ltd., Class A	27,408	21,634
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,170,000	212,046
		Shares	Value»
CHINA — (Continued)
#*††	China Dili Group	968,585	$0
Ω	China East Education Holdings Ltd.	317,500	183,958
*	China Eastern Airlines Corp. Ltd., Class H	478,000	199,052
#*	China Education Group Holdings Ltd.	355,614	86,289
	China Electronics Huada Technology Co. Ltd.	362,000	41,491
	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	18,225
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	1,404,000	197,092
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	493,027	189,958
*	China Enterprise Co. Ltd., Class A	123,300	41,298
	China Everbright Bank Co. Ltd., Class H	734,000	298,535
#	China Everbright Ltd.	400,000	297,780
*	China Express Airlines Co. Ltd., Class A	44,800	44,029
Ω	China Feihe Ltd.	422,000	177,151
	China Film Group Co. Ltd., Class A	19,200	35,497
	China Foods Ltd.	574,000	252,631
	China Galaxy Securities Co. Ltd., Class H	633,500	615,254
	China Gas Holdings Ltd.	1,057,766	825,043
	China Gold International Resources Corp. Ltd. (2099 HK)	96,600	2,180,863
*	China Greatwall Technology Group Co. Ltd., Class A	10,300	20,948
	China Haisum Engineering Co. Ltd., Class A	17,040	17,846
	China Harzone Industry Corp. Ltd., Class A	13,700	15,288
#*	China High Speed Transmission Equipment Group Co. Ltd.	115,000	16,768

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#††	China Huiyuan Juice Group Ltd.	132,068	$5,904
*	China Industrial Securities International Financial Group Ltd.	442,000	28,134
Ω	China International Capital Corp. Ltd., Class H	404,000	1,114,212
#	China International Marine Containers Group Co. Ltd., Class H	393,750	380,239
	China Jinmao Holdings Group Ltd.	1,424,948	250,583
	China Jushi Co. Ltd., Class A	57,590	321,916
	China Kings Resources Group Co. Ltd., Class A	12,574	29,846
	China Leadshine Technology Co. Ltd., Class A	4,200	35,656
	China Lesso Group Holdings Ltd.	196,000	101,083
	China Life Insurance Co. Ltd., Class H	491,000	1,827,964
	China Lilang Ltd.	123,000	54,302
*Ω	China Literature Ltd.	62,000	160,116
*	China Longevity Group Co. Ltd.	30,000	38
#	China Longyuan Power Group Corp. Ltd., Class H	472,000	347,278
	China Medical System Holdings Ltd.	585,000	891,409
	China Meheco Group Co. Ltd., Class A	36,520	51,734
	China Meidong Auto Holdings Ltd.	222,000	11,146
	China Mengniu Dairy Co. Ltd.	996,000	2,403,176
	China Merchants Bank Co. Ltd., Class H	877,598	5,693,922
	China Merchants Energy Shipping Co. Ltd., Class A	146,600	363,353
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	31,600	47,342
		Shares	Value»
CHINA — (Continued)
	China Merchants Port Holdings Co. Ltd.	702,503	$1,371,899
Ω	China Merchants Securities Co. Ltd., Class H	103,740	193,006
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	40,000	41,218
*††	China Metal Recycling Holdings Ltd.	130,581	0
	China Minsheng Banking Corp. Ltd., Class H	538,520	249,174
#*	China Modern Dairy Holdings Ltd.	1,200,000	226,621
	China National Accord Medicines Corp. Ltd., Class A	6,610	20,581
	China National Chemical Engineering Co. Ltd., Class A	84,800	98,463
	China National Electric Apparatus Research Institute Co. Ltd., Class A	8,759	28,933
	China National Gold Group Gold Jewellery Co. Ltd., Class A	43,000	48,943
	China National Medicines Corp. Ltd., Class A	13,200	55,357
*Ω	China New Higher Education Group Ltd.	260,964	18,979
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	30,700	27,200
	China Nonferrous Mining Corp. Ltd.	729,000	1,375,679
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	12,010	70,736
*	China Oil & Gas Group Ltd.	2,030,000	32,632
	China Oilfield Services Ltd., Class H	746,000	676,569
#	China Overseas Grand Oceans Group Ltd.	459,539	143,574

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Overseas Land & Investment Ltd.	651,500	$1,120,566
	China Overseas Property Holdings Ltd.	537,000	235,627
	China Pacific Insurance Group Co. Ltd., Class H	651,600	2,543,241
*††	China Properties Investment Holdings Ltd.	128,000	0
	China Publishing & Media Co. Ltd., Class A	59,400	47,630
#	China Railway Group Ltd., Class H	906,000	417,116
	China Railway Hi-tech Industry Co. Ltd., Class A	48,500	52,485
	China Railway Materials Co. Ltd., Class A	63,900	23,837
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	619,000	265,529
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	42,543
*††	China Rare Earth Holdings Ltd.	717,200	11,980
	China Reinsurance Group Corp., Class H	2,802,000	489,786
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	60,379
	China Resources Gas Group Ltd.	240,400	512,794
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	13,700	53,523
	China Resources Land Ltd.	933,722	3,950,220
	China Resources Microelectronics Ltd., Class A	5,476	43,974
Ω	China Resources Mixc Lifestyle Services Ltd.	193,000	981,606
#*	China Ruyi Holdings Ltd.	3,840,000	705,624
#	China Sanjiang Fine Chemicals Co. Ltd.	345,000	126,653
		Shares	Value»
CHINA — (Continued)
	China Science Publishing & Media Ltd., Class A	6,000	$17,582
	China Shineway Pharmaceutical Group Ltd.	169,000	175,407
*	China Silver Group Ltd.	554,000	18,122
	China South Publishing & Media Group Co. Ltd., Class A	29,700	48,370
*	China Southern Airlines Co. Ltd., Class H	640,000	285,869
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	32,400	26,562
	China Southern Power Grid Technology Co. Ltd., Class A	4,803	29,844
	China State Construction Engineering Corp. Ltd., Class A	520,700	362,769
	China State Construction International Holdings Ltd.	908,000	996,047
*	China Sunshine Paper Holdings Co. Ltd.	408,000	51,902
#	China Suntien Green Energy Corp. Ltd., Class H	566,000	237,727
	China Taiping Insurance Holdings Co. Ltd.	856,412	2,402,816
	China Testing & Certification International Group Co. Ltd., Class A	22,531	18,008
	China Tianying, Inc., Class A	77,300	57,479
Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	13,200	90,542
Ω	China Tower Corp. Ltd., Class H	1,458,900	1,864,939
	China TransInfo Technology Co. Ltd., Class A	44,000	51,767

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Travel International Investment Hong Kong Ltd.	690,000	$105,680
	China Tungsten & Hightech Materials Co. Ltd., Class A	27,550	201,973
*	China Union Holdings Ltd., Class A	31,800	18,421
	China Vered Financial Holding Corp. Ltd.	322,000	40,313
	China Wafer Level CSP Co. Ltd., Class A	4,800	20,623
#	China Water Affairs Group Ltd.	268,000	159,640
*	China West Construction Group Co. Ltd., Class A	29,400	20,159
	China World Trade Center Co. Ltd., Class A	12,500	35,571
	China XD Electric Co. Ltd., Class A	28,600	56,541
	China Yangtze Power Co. Ltd., Class A	164,353	708,514
#	China Yongda Automobiles Services Holdings Ltd.	446,000	49,403
#*Ω	China Youran Dairy Group Ltd.	679,000	370,258
	China Zhenhua Group Science & Technology Co. Ltd., Class A	4,500	27,293
#	China Zheshang Bank Co. Ltd., Class H	845,899	257,893
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	18,416
#	Chinasoft International Ltd.	638,000	320,801
*	Chongqing Afari Technology Co. Ltd., Class A	21,200	26,157
	Chongqing Changan Automobile Co. Ltd., Class A	38,512	44,924
	Chongqing Chongbai Technology Group Co. Ltd., Class A	10,100	31,780
		Shares	Value»
CHINA — (Continued)
	Chongqing Chuanyi Automation Co. Ltd., Class A	18,400	$50,139
*	Chongqing Construction Engineering Group Corp. Ltd., Class A	44,300	17,003
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	34,024	49,508
	Chongqing Machinery & Electric Co. Ltd., Class H	538,000	125,955
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	9,400	17,773
	Chongqing Port Co. Ltd., Class A	30,000	18,841
	Chongqing Road & Bridge Co. Ltd., Class A	22,600	14,632
	Chongqing Rural Commercial Bank Co. Ltd., Class H	599,000	501,379
	Chongqing Shunbo Aluminum Co. Ltd., Class A	9,400	8,607
*	Chongqing Taiji Industry Group Co. Ltd., Class A	11,200	26,182
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	12,100	25,396
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	18,200	59,905
#	Chow Tai Fook Jewellery Group Ltd.	596,600	939,621
	Chow Tai Seng Jewellery Co. Ltd., Class A	42,250	80,838
*	CIFI Holdings Group Co. Ltd.	5,706,000	28,339
	CIG Shanghai Co. Ltd., Class A	2,200	42,424
	CIMC Enric Holdings Ltd.	338,000	335,436
*	Cinda Real Estate Co. Ltd., Class A	56,900	21,763
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	29,233
	CITIC Heavy Industries Co. Ltd., Class A	38,400	26,611

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CITIC Securities Co. Ltd., Class H	232,600	$811,980
	CMOC Group Ltd., Class H	873,000	1,881,512
	CMST Development Co. Ltd., Class A	52,300	36,492
	CNGR Advanced Material Co. Ltd., Class A	9,100	54,850
*	CNNC International Ltd.	20,000	10,239
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	44,170	41,866
*	COFCO Biotechnology Co. Ltd., Class A	37,000	25,961
	COFCO Capital Holdings Co. Ltd., Class A	20,400	27,999
#*	COFCO Joycome Foods Ltd.	319,000	45,557
	COFCO Sugar Holding Co. Ltd., Class A	31,800	59,122
	Cofoe Medical Technology Co. Ltd., Class A	5,400	42,800
	Comba Telecom Systems Holdings Ltd.	314,000	31,624
	Concord New Energy Group Ltd.	2,684,648	121,562
	Consun Pharmaceutical Group Ltd.	217,000	379,297
*	Contec Medical Systems Co. Ltd., Class A	9,400	15,326
	Contemporary Amperex Technology Co. Ltd., Class A	63,270	3,709,185
	Continental Aerospace Technologies Holding Ltd.	490,000	27,847
	COSCO SHIPPING Development Co. Ltd., Class H	1,631,000	193,674
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	418,000	739,183
	COSCO SHIPPING International Hong Kong Co. Ltd.	140,000	106,774
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Ports Ltd.	406,342	$276,222
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	63,500	106,333
	COSCO SHIPPING Technology Co. Ltd., Class A	11,400	20,652
*	Cosonic Intelligent Technologies Co. Ltd., Class A	8,600	14,021
	CQ Pharmaceutical Holding Co. Ltd., Class A	83,000	67,238
	CRRC Corp. Ltd., Class H	695,000	466,384
Ω	CSC Financial Co. Ltd., Class H	124,500	187,294
	CSG Holding Co. Ltd., Class A	46,734	27,202
	CSG Smart Science&Technology Co. Ltd., Class A	11,100	16,249
*	CSPC Innovation Pharmaceutical Co. Ltd., Class A	500	2,817
	CSPC Pharmaceutical Group Ltd.	2,300,640	2,516,704
	CSSC Hong Kong Shipping Co. Ltd.	844,000	237,147
*	CSSC Science & Technology Co. Ltd., Class A	31,600	42,571
	Cubic Sensor & Instrument Co. Ltd., Class A	2,810	17,751
*	Cutia Therapeutics, Class H	17,200	5,128
*	CWT International Ltd.	1,590,000	39,821
*	Cybrid Technologies, Inc., Class A	12,500	19,904
*	Daan Gene Co. Ltd., Class A	23,400	18,891
*	Daheng New Epoch Technology, Inc., Class A	9,400	13,956
	Dajin Heavy Industry Co. Ltd., Class A	7,200	42,081
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	78,700	63,082
#*	Dalipal Holdings Ltd.	66,000	27,794
*	Damai Entertainment Holdings Ltd.	1,770,000	117,253

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Daqin Railway Co. Ltd., Class A	37,288	$27,463
	Dashang Co. Ltd., Class A	19,457	42,427
	Dazhong Transportation Group Co. Ltd., Class A	41,700	25,483
	Dazzle Fashion Co. Ltd., Class A	11,700	20,193
*	DBAPP Security Ltd., Class A	2,880	16,928
	DBG Technology Co. Ltd., Class A	12,100	33,489
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	73,572
*	Dezhan Healthcare Co. Ltd., Class A	80,300	39,289
	DHC Software Co. Ltd., Class A	33,200	35,602
	Dian Diagnostics Group Co. Ltd., Class A	17,854	48,195
	Digital China Group Co. Ltd., Class A	11,200	39,973
	Digital China Holdings Ltd.	126,250	29,538
	Digital China Information Service Group Co. Ltd., Class A	29,300	48,388
*	Dingdang Health Technology Group Ltd.	94,500	9,033
	Do-Fluoride New Materials Co. Ltd., Class A	7,580	35,171
	Dong-E-E-Jiao Co. Ltd., Class A	7,400	59,871
	Dongfang Electric Corp. Ltd., Class H	54,800	150,206
	Dongfang Electronics Co. Ltd., Class A	17,300	30,697
*	DongFeng Automobile Co. Ltd., Class A	26,000	21,960
	Dongfeng Electronic Technology Co. Ltd., Class A	12,500	18,458
	Dongguan Aohai Technology Co. Ltd., Class A	8,700	44,255
		Shares	Value»
CHINA — (Continued)
	Dongguan Development Holdings Co. Ltd., Class A	31,100	$46,780
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	1,098	30,811
	Dongguan Rural Commercial Bank Co. Ltd., Class H	115,000	48,995
	Dongguan Yutong Optical Technology Co. Ltd., Class A	10,920	26,845
	Donghua Testing Technology Co. Ltd., Class A	4,600	19,521
	Dongxing Securities Co. Ltd., Class A	43,400	88,889
	Dongyue Group Ltd.	638,000	963,550
*	DouYu International Holdings Ltd., ADR	4,148	18,997
*	DPC Dash Ltd.	27,000	136,904
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	161,000	114,500
*	Dynasty Digital Holdings Ltd.	278,000	22,349
	Eaglerise Electric & Electronic China Co. Ltd., Class A	6,600	23,130
*	Easou Technology Holdings Ltd.	243,000	64,181
	East Group Co. Ltd., Class A	50,400	34,937
	East Money Information Co. Ltd., Class A	89,983	268,679
	Eastcompeace Technology Co. Ltd., Class A	9,200	18,520
	Eastern Communications Co. Ltd., Class A	11,100	20,383
*	Easyhome New Retail Group Co. Ltd., Class A	141,300	47,520
	Ecovacs Robotics Co. Ltd., Class A	6,700	60,269
	Edan Instruments, Inc., Class A	15,000	26,055
#	EEKA Fashion Holdings Ltd.	67,500	45,759
	EIT Environmental Development Group Co. Ltd., Class A	13,600	30,771

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Electric Connector Technology Co. Ltd., Class A	6,300	$34,019
*††	Elion Energy Co. Ltd., Class A	106,600	1,106
	EmbedWay Technologies Shanghai Corp., Class A	6,300	21,900
	ENN Energy Holdings Ltd.	145,000	867,670
	ENN Natural Gas Co. Ltd., Class A	14,100	37,189
	Eoptolink Technology, Inc. Ltd., Class A	8,388	491,769
	Espressif Systems Shanghai Co. Ltd., Class A	1,659	25,238
*	Eternal Asia Supply Chain Management Ltd., Class A	49,200	33,631
	EVA Precision Industrial Holdings Ltd.	544,000	55,442
	Eve Energy Co. Ltd., Class A	12,915	103,854
	Ever Sunshine Services Group Ltd.	134,000	30,729
Ω	Everbright Securities Co. Ltd., Class H	74,000	71,607
	EverProX Technologies Co. Ltd., Class A	1,800	37,340
	Explosive Co. Ltd., Class A	32,700	46,402
	Eyebright Medical Technology Beijing Co. Ltd., Class A	1,892	11,718
*	Far East Smarter Energy Co. Ltd., Class A	12,000	23,592
*	Farasis Energy Gan Zhou Co. Ltd., Class A	20,714	31,276
	FAW Jiefang Group Co. Ltd., Class A	20,500	19,729
*Ω	Feiyu Technology International Co. Ltd.	85,500	4,371
	Fengzhushou Co. Ltd., Class A	5,590	27,750
	FESCO Group Co. Ltd., Class A	17,100	34,858
		Shares	Value»
CHINA — (Continued)
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	8,800	$42,912
	Fibocom Wireless, Inc., Class A	6,480	19,861
#	FIH Mobile Ltd.	138,600	340,309
	FinVolution Group, ADR	79,604	386,079
	First Tractor Co. Ltd., Class H	150,000	169,853
	Focus Lightings Tech Co. Ltd., Class A	23,345	25,933
	Focus Media Information Technology Co. Ltd., Class A	198,700	165,519
*	Focused Photonics Hangzhou, Inc., Class A	13,300	23,300
	Foshan Electrical & Lighting Co. Ltd., Class A	27,000	20,088
	Foshan Golden Milky Way Intelligent Equipment Co. Ltd., Class A	5,200	17,614
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	46,111	262,284
*	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	12,708
*	Founder Holdings Ltd.	390,000	31,978
	Founder Securities Co. Ltd., Class A	86,000	90,489
	Foxconn Industrial Internet Co. Ltd., Class A	106,700	895,783
	Friend Co. Ltd., Class A	15,400	23,330
#††	Fu Shou Yuan International Group Ltd.	242,000	61,099
	Fuan Pharmaceutical Group Co. Ltd., Class A	38,600	21,224
#*††	Fuguiniao Co. Ltd.	51,000	0
	Fujian Apex Software Co. Ltd., Class A	7,500	34,377
	Fujian Boss Software Development Co. Ltd., Class A	16,899	23,454

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fujian Fuxin Software Development JSC Ltd., Class A	2,449	$24,419
	Fujian Longking Co. Ltd., Class A	30,100	79,462
	Fujian Qingshan Paper Industry Co. Ltd., Class A	60,000	24,826
*	Fujian Snowman Group Co. Ltd., Class A	10,500	18,506
	Fujian Star-net Communication Co. Ltd., Class A	15,470	59,571
	Fujian Sunner Development Co. Ltd., Class A	13,300	32,930
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	13,100	21,256
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,900	27,498
	Fulin Precision Co. Ltd., Class A	21,320	49,259
	Fushun Special Steel Co. Ltd., Class A	43,300	26,915
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	177,600	1,342,974
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	5,600	57,034
Ω	Ganfeng Lithium Group Co. Ltd., Class H	64,360	302,344
	Gansu Shangfeng Materials Co. Ltd., Class A	37,000	72,403
	Gansu Yasheng Industrial Group Co. Ltd., Class A	36,900	16,493
	Gaona Aero Material Co. Ltd., Class A	15,220	34,982
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,400	80,662
	GCL Energy Technology Co. Ltd., Class A	24,000	53,584
*	GDS Holdings Ltd. (9698 HK), Class A	165,100	671,816
#*	GDS Holdings Ltd. (GDS US), ADR	15,269	499,907
		Shares	Value»
CHINA — (Continued)
	Geely Automobile Holdings Ltd.	1,234,000	$3,125,782
	GEM Co. Ltd., Class A	76,200	75,579
#*	Gemdale Properties & Investment Corp. Ltd.	1,470,000	17,524
	GemPharmatech Co. Ltd., Class A	10,762	38,526
*	Genimous Technology Co. Ltd., Class A	47,100	52,238
	Geovis Technology Co. Ltd., Class A	5,687	28,176
	Getein Biotech, Inc., Class A	16,600	21,881
	GF Securities Co. Ltd., Class H	247,000	538,622
*	GHW International	20,000	4,168
#Ω	Giant Biogene Holding Co. Ltd.	34,600	135,914
	Giant Network Group Co. Ltd., Class A	28,100	122,145
	Giantec Semiconductor Corp., Class A	3,119	51,902
	Ginlong Technologies Co. Ltd., Class A	5,900	52,116
	Glarun Technology Co. Ltd., Class A	9,000	32,213
*	Global New Material International Holdings Ltd.	23,000	21,669
	GoerTek, Inc., Class A	36,500	125,098
	Goldcard Smart Group Co. Ltd., Class A	13,200	19,848
Ω	Golden Throat Holdings Group Co. Ltd.	91,500	37,137
	Goldwind Science & Technology Co. Ltd., Class H	179,858	223,332
	Goneo Group Co. Ltd., Class A	12,024	74,325
	Goodbaby International Holdings Ltd.	381,000	43,167
*	Gosuncn Technology Group Co. Ltd., Class A	29,000	19,974
	Gotion High-tech Co. Ltd., Class A	17,800	75,267
	Grace Fabric Technology Co. Ltd., Class A	2,100	39,817

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Great Wall Motor Co. Ltd., Class H	584,500	$670,657
	Gree Electric Appliances, Inc. of Zhuhai, Class A	14,700	92,145
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	21,800	25,071
*	Greentown China Holdings Ltd.	368,500	334,567
#Ω	Greentown Management Holdings Co. Ltd.	98,000	22,372
	Greentown Service Group Co. Ltd.	358,000	198,358
	GRG Banking Equipment Co. Ltd., Class A	34,100	51,696
	GRG Metrology & Test Group Co. Ltd., Class A	11,100	27,916
	Grinm Advanced Materials Co. Ltd., Class A	5,900	30,823
	Guangdong Advertising Group Co. Ltd., Class A	36,900	37,159
	Guangdong Aofei Data Technology Co. Ltd., Class A	12,499	41,444
	Guangdong Construction Engineering Group Co. Ltd., Class A	144,400	71,049
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	18,200	28,039
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,800	53,959
	Guangdong Dongpeng Holdings Co. Ltd., Class A	28,000	19,651
	Guangdong Dowstone Technology Co. Ltd., Class A	8,700	23,383
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	46,684
		Shares	Value»
CHINA — (Continued)
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	10,900	$79,297
*	Guangdong Golden Dragon Development, Inc., Class A	16,800	22,169
	Guangdong Goworld Co. Ltd., Class A	14,883	27,701
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	35,300	44,780
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,300	28,135
	Guangdong Haid Group Co. Ltd., Class A	13,100	96,050
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	35,600	47,184
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	8,700	24,643
	Guangdong Huate Gas Co. Ltd., Class A	1,891	35,524
	Guangdong Investment Ltd.	622,000	671,252
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	7,638	26,117
*	Guangdong Kinlong Hardware Products Co. Ltd., Class A	7,200	16,179
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	8,600	20,698
*	Guangdong Lyric Robot Automation Co. Ltd., Class A	3,638	18,457
	Guangdong Marubi Biotechnology Co. Ltd., Class A	4,400	18,694
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd., Class A	12,000	25,578
	Guangdong Provincial Expressway Development Co. Ltd., Class A	43,621	94,101

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,300	$29,381
	Guangdong TCL Smart Home Appliances Co. Ltd.	34,100	53,508
	Guangdong Topstar Technology Co. Ltd., Class A	3,000	13,228
*	Guangdong Yowant Technology Group Co. Ltd., Class A	29,400	22,465
*	Guangdong Yussen Energy Technology Co. Ltd., Class A	12,300	21,637
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	9,800	38,047
	Guangshen Railway Co. Ltd., Class H	549,500	160,472
*	Guangxi Beitou Technology Co. Ltd., Class A	30,800	24,250
	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	11,200	68,088
	Guangxi Liugong Machinery Co. Ltd., Class A	34,950	45,417
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	27,104
	Guangxi Wuzhou Communications Co. Ltd., Class A	53,625	30,833
*	Guangzhou Automobile Group Co. Ltd., Class H	234,836	70,393
	Guangzhou Development Group, Inc., Class A	74,000	70,169
	Guangzhou Haige Communications Group, Inc. Co., Class A	13,800	20,380
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	12,700	52,218
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	12,700	17,327
	Guangzhou Port Co. Ltd., Class A	46,700	21,512
		Shares	Value»
CHINA — (Continued)
	Guangzhou Restaurant Group Co. Ltd., Class A	17,600	$36,909
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,500	56,901
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	9,360	49,486
	Guangzhou Wondfo Biotech Co. Ltd., Class A	7,400	19,108
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,746	43,861
	Guangzhou Zhiguang Electric Co. Ltd., Class A	25,000	40,141
	Guilin Layn Natural Ingredients Corp., Class A	22,200	21,868
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	13,300	26,183
	Guizhou Chanhen Chemical Corp., Class A	8,800	44,986
	Guizhou Gas Group Corp. Ltd., Class A	34,900	31,933
	Guizhou Guihang Automotive Components Co. Ltd., Class A	11,100	18,507
	Guizhou Red Star Developing Co. Ltd., Class A	7,900	31,565
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	12,500	19,026
	Guizhou Tyre Co. Ltd., Class A	67,600	43,776
*	Guizhou Zhenhua E-chem, Inc., Class A	9,930	15,242
	Guoguang Electric Co. Ltd., Class A	11,900	14,725
	Guolian Minsheng Securities Co. Ltd., Class H	221,000	112,694
#	Guoquan Food Shanghai Co. Ltd., Class H	80,000	20,704

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guosen Securities Co. Ltd., Class A	49,412	$75,484
*	Guosheng Securities, Inc., Class A	11,730	20,977
Ω	Guotai Haitong Securities Co. Ltd., Class H	375,904	716,237
	Guoyuan Securities Co. Ltd., Class A	50,550	54,980
#	Gushengtang Holdings Ltd.	15,200	57,102
	H World Group Ltd. (1179 HK)	538,500	2,287,719
#Ω	Haidilao International Holding Ltd.	275,000	416,073
	Haier Smart Home Co. Ltd. (600690 C1), Class A	40,200	138,003
	Haier Smart Home Co. Ltd. (6690 HK), Class H	693,799	2,000,107
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	14,786
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	2,300	13,717
*	Hainan Haide Capital Management Co. Ltd., Class A	59,615	54,498
	Hainan Jinpan Smart Technology Co. Ltd., Class A	5,353	50,923
	Hainan Mining Co. Ltd., Class A	24,200	32,707
	Hainan Strait Shipping Co. Ltd., Class A	68,500	68,242
	Haisco Pharmaceutical Group Co. Ltd., Class A	4,600	42,541
	Haitian International Holdings Ltd.	305,000	808,738
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	234,000	23,250
	Hangcha Group Co. Ltd., Class A	17,580	73,127
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	5,700	10,874
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,000	56,399
		Shares	Value»
CHINA — (Continued)
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,500	$134,385
	Hangzhou Dptech Technologies Co. Ltd., Class A	9,900	23,881
*	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	11,463
	Hangzhou First Applied Material Co. Ltd., Class A	14,372	31,215
	Hangzhou GreatStar Industrial Co. Ltd.	15,700	69,564
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	5,800	25,703
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	14,020	50,169
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	28,440	37,050
	Hangzhou Iron & Steel Co., Class A	38,300	36,973
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,544	35,833
	Hangzhou Onechance Tech Corp., Class A	6,100	22,189
	Hangzhou Robam Appliances Co. Ltd., Class A	15,700	37,073
#*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	62,200	67,962
	Hangzhou Shunwang Technology Co. Ltd., Class A	13,300	35,484
	Hangzhou Silan Microelectronics Co. Ltd., Class A	5,500	22,967
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	36,800	176,806
	Hangzhou Weiguang Electronic Co. Ltd., Class A	5,200	21,431
	Hangzhou Youngsun Intelligent Equipment Co. Ltd., Class A	9,700	13,235

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,200	$26,706
Ω	Hansoh Pharmaceutical Group Co. Ltd.	162,000	663,308
	Hanwei Electronics Group Corp., Class A	7,000	34,082
	Haohua Chemical Science & Technology Co. Ltd., Class A	9,500	56,169
	Harbin Boshi Automation Co. Ltd., Class A	17,661	35,039
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	28,440	45,907
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	55,500	23,447
*	Harbin Pharmaceutical Group Co. Ltd., Class A	81,200	70,858
	HBIS Resources Co. Ltd., Class A	19,800	43,089
	Health & Happiness H&H International Holdings Ltd.	93,500	181,702
*	Healthcare Co. Ltd., Class A	24,900	20,373
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	1,960	27,402
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	17,800	102,151
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	18,667	28,998
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	40,932
	Heilongjiang Agriculture Co. Ltd., Class A	12,700	23,219
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	21,200	19,393
	Hello Group, Inc., Sponsored ADR	31,735	190,093
		Shares	Value»
CHINA — (Continued)
	Henan Hengxing Science & Technology Co. Ltd., Class A	26,000	$14,807
	Henan Liliang Diamond Co. Ltd., Class A	5,900	43,630
	Henan Lingrui Pharmaceutical Co., Class A	18,774	63,922
	Henan Mingtai Al Industrial Co. Ltd., Class A	41,100	102,677
	Henan Pinggao Electric Co. Ltd., Class A	18,100	52,909
	Henan Shijia Photons Technology Co. Ltd., Class A	2,829	37,739
	Henan Shuanghui Investment & Development Co. Ltd., Class A	20,059	77,237
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	39,380
*	Henan Yicheng New Energy Co. Ltd., Class A	49,700	27,179
	Henan Yuguang Gold & Lead Co. Ltd., Class A	40,100	69,101
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	33,946
	Hengan International Group Co. Ltd.	141,000	444,793
	Hengbao Co. Ltd., Class A	22,300	33,905
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	37,500	115,428
	Hengdian Group Tospo Lighting Co. Ltd., Class A	12,900	36,372
	Hengli Petrochemical Co. Ltd., Class A	110,300	272,876
	Hengtong Logistics Co. Ltd., Class A	15,800	24,283
	Hengtong Optic-electric Co. Ltd., Class A	17,500	122,733
	Hengyi Petrochemical Co. Ltd., Class A	47,720	113,595

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hexing Electrical Co. Ltd., Class A	16,500	$65,928
	HG Technologies Co. Ltd., Class A	8,200	17,471
	Hgtech Co. Ltd., Class A	5,100	71,779
*	Hi Sun Technology China Ltd.	369,000	16,954
	Hichain Logistics Co. Ltd., Class A	9,520	20,315
*	Hiconics Eco-energy Technology Co. Ltd., Class A	22,000	17,421
	Hiecise Precision Equipment Co. Ltd., Class A	4,700	15,808
	Hisense Home Appliances Group Co. Ltd., Class H	165,000	494,643
	Hisense Visual Technology Co. Ltd., Class A	17,700	71,241
*	Hitevision Co. Ltd., Class A	6,500	30,410
	HitGen, Inc., Class A	6,942	28,310
	Hithink RoyalFlush Information Network Co. Ltd., Class A	5,723	199,254
	HMT Xiamen New Technical Materials Co. Ltd., Class A	2,400	20,566
	HNA Technology Co. Ltd., Class A	110,100	50,369
*	Homeland Interactive Technology Ltd.	136,000	21,505
	Hongfa Technology Co. Ltd., Class A	11,900	62,616
*	Honghua Group Ltd.	1,396,000	23,214
	Hongli Zhihui Group Co. Ltd., Class A	16,300	15,985
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	57,500	24,612
	Hongrun Construction Group Co. Ltd., Class A	10,100	11,257
	Hongta Securities Co. Ltd., Class A	18,100	19,087
#*	Hopson Development Holdings Ltd.	445,162	149,856
#	Horizon Construction Development Ltd.	621,000	52,186
		Shares	Value»
CHINA — (Continued)
*	Hoymiles Power Electronics, Inc., Class A	1,728	$20,093
#*Ω	Hua Hong Grace Semiconductor Ltd.	89,000	1,450,439
	Huaan Securities Co. Ltd., Class A	66,180	74,839
	Huada Automotive Technology Corp. Ltd., Class A	5,500	30,545
	Huadian Heavy Industries Co. Ltd., Class A	33,500	30,155
	Huadong Medicine Co. Ltd., Class A	14,100	60,866
	Huafon Chemical Co. Ltd., Class A	50,300	81,762
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	32,100	20,865
	Huafu Fashion Co. Ltd., Class A	65,200	36,114
	Huaihe Energy Group Co. Ltd., Class A	96,000	49,605
*	Huakai Yibai Technology Co. Ltd., Class A	14,500	27,746
	Huaming Power Equipment Co. Ltd., Class A	9,900	29,961
	Huangshan Novel Co. Ltd., Class A	19,300	31,593
	Huangshan Tourism Development Co. Ltd., Class A	21,000	35,159
*	Huanxi Media Group Ltd.	380,000	9,582
Ω	Huatai Securities Co. Ltd., Class H	346,800	747,600
	Huatu Cendes Co. Ltd., Class A	5,740	22,318
	Huaxi Securities Co. Ltd., Class A	29,000	36,107
	Huaxia Bank Co. Ltd., Class A	176,536	182,363
	Huayu Automotive Systems Co. Ltd., Class A	35,200	87,883
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	33,100	19,127
	Hubei Chutian Smart Communication Co. Ltd., Class A	54,900	28,712

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Dinglong Co. Ltd., Class A	7,000	$71,128
*	Hubei Feilihua Quartz Glass Co. Ltd., Class A	2,050	22,111
	Hubei Huitian New Materials Co. Ltd., Class A	13,400	20,476
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	20,800	82,736
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	26,100	111,494
	Hubei Yihua Chemical Industry Co. Ltd., Class A	24,600	47,828
	Hubei Zhenhua Chemical Co. Ltd., Class A	13,820	63,712
	Huishang Bank Corp. Ltd., Class H	250,900	162,352
*	Huizhou CEE Technology, Inc., Class A	16,600	26,711
	Huizhou Desay Sv Automotive Co. Ltd., Class A	4,500	61,564
	Hunan Aihua Group Co. Ltd., Class A	14,000	50,382
*	Hunan Corun New Energy Co. Ltd., Class A	34,200	25,693
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	99,500	44,393
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	30,200	25,298
	Hunan Gold Corp. Ltd., Class A	19,580	66,811
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	7,300	11,909
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	37,900	39,383
	Hunan Valin Steel Co. Ltd., Class A	148,900	86,829
	Hunan Zhongke Electric Co. Ltd., Class A	14,900	30,669
	Hundsun Technologies, Inc., Class A	6,000	20,380
		Shares	Value»
CHINA — (Continued)
#*Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	40,800	$51,794
	Hygon Information Technology Co. Ltd., Class A	1,123	46,079
*	Hytera Communications Corp. Ltd., Class A	26,500	32,294
*	HyUnion Holding Co. Ltd., Class A	44,700	38,700
*	IAT Automobile Technology Co. Ltd., Class A	15,900	24,901
#*Ω	iDreamSky Technology Holdings Ltd.	463,600	15,698
	IEIT Systems Co. Ltd., Class A	8,400	89,021
	Iflytek Co. Ltd., Class A	6,300	39,353
	IKD Co. Ltd., Class A	31,100	62,624
	Imeik Technology Development Co. Ltd., Class A	2,074	33,522
	Industrial & Commercial Bank of China Ltd., Class H	7,464,017	7,139,985
	Industrial Bank Co. Ltd., Class A	283,145	792,704
	Industrial Securities Co. Ltd., Class A	84,246	75,423
	INESA Intelligent Tech, Inc., Class A	4,600	12,045
	Infore Environment Technology Group Co. Ltd., Class A	49,800	57,939
*Ω	Ingdan, Inc.	183,000	85,208
	Ingenic Semiconductor Co. Ltd., Class A	2,200	41,192
*	Inkeverse Group Ltd.	236,000	27,946
	INKON Life Technology Co. Ltd., Class A	18,330	20,103
	Inmyshow Digital Technology Group Co. Ltd., Class A	48,600	33,665
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	184,320	60,926
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	5,400	36,293

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	20,500	$96,916
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	42,000	168,519
*Ω	InnoCare Pharma Ltd., Class H	186,000	323,657
*	Insigma Technology Co. Ltd., Class A	18,700	19,540
#	Inspur Digital Enterprise Technology Ltd.	354,000	103,533
*	Inspur Software Co. Ltd., Class A	10,500	25,443
	Intron Technology Holdings Ltd.	97,000	17,114
#*	iQIYI, Inc., ADR	69,587	88,375
	iRay Group, Class A	2,524	31,415
*	IReader Technology Co. Ltd., Class A	10,100	33,258
	IRICO Display Devices Co. Ltd., Class A	66,900	77,131
*	J&T Global Express Ltd.	596,400	767,191
	Jade Bird Integrated Technologies Co. Ltd.	25,056	29,874
	Jafron Biomedical Co. Ltd., Class A	11,100	30,586
	Jangho Group Co. Ltd., Class A	44,600	57,082
	Jason Furniture Hangzhou Co. Ltd., Class A	15,270	56,974
	JC Finance & Tax Interconnect Holdings Ltd., Class A	13,600	14,456
	JCET Group Co. Ltd., Class A	30,500	296,070
	JCHX Mining Management Co. Ltd., Class A	8,600	94,756
*Ω	JD Health International, Inc.	134,600	677,336
*Ω	JD Logistics, Inc.	1,059,400	2,031,446
	JD.com, Inc. (9618 HK), Class A	362,447	5,962,243
*Ω	Jenscare Scientific Co. Ltd., Class H	9,600	8,590
#	JF SmartInvest Holdings Ltd.	29,000	110,984
*	Jia Yao Holdings Ltd.	11,000	31,405
		Shares	Value»
CHINA — (Continued)
	Jiang Su Suyan Jingshen Co. Ltd., Class A	33,200	$46,246
*	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	5,600	33,622
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	38,900	28,902
	Jiangsu Azure Corp., Class A	30,784	72,453
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	3,818	14,786
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	8,100	22,039
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	3,100	62,391
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	55,900	25,824
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	13,700	32,184
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	22,900	37,610
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	80,791	76,967
	Jiangsu Chint Power Technology Co. Ltd., Class A	6,200	18,620
	Jiangsu Cnano Technology Co. Ltd., Class A	4,756	24,107
*	Jiangsu Dagang Co. Ltd., Class A	24,900	42,363
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	22,800	73,167
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	59,500	103,682
	Jiangsu Expressway Co. Ltd., Class H	268,000	331,452

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Financial Leasing Co. Ltd., Class A	95,900	$92,910
	Jiangsu Gian Technology Co. Ltd., Class A	6,000	28,857
	Jiangsu Guomao Reducer Co. Ltd., Class A	11,280	21,905
	Jiangsu Guotai International Group Co. Ltd., Class A	53,800	63,332
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	3,500	21,978
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,426	119,400
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	19,600	20,587
*	Jiangsu Hongtian Technology Co. Ltd., Class A	3,500	26,173
	Jiangsu Hoperun Software Co. Ltd., Class A	3,000	16,779
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	18,760
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	91,850	56,507
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	5,945	21,432
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	10,000	34,437
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	46,966
	Jiangsu Leili Motor Co. Ltd., Class A	5,642	22,598
	Jiangsu Lianyungang Port Co. Ltd., Class A	46,500	30,178
	Jiangsu Lihua Foods Group Co. Ltd.	25,314	71,501
	Jiangsu Linyang Energy Co. Ltd., Class A	49,100	41,958
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	12,500	34,616
		Shares	Value»
CHINA — (Continued)
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	7,080	$50,656
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	20,700	19,434
	Jiangsu Pacific Quartz Co. Ltd., Class A	5,200	32,303
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	46,000	68,278
	Jiangsu Shemar Electric Co. Ltd., Class A	4,500	28,114
	Jiangsu Shentong Valve Co. Ltd., Class A	14,000	26,296
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	19,000	25,581
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	11,060	68,231
*	Jiangsu Sopo Chemical Co., Class A	27,700	26,904
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	82,280	53,793
	Jiangsu ToLand Alloy Co. Ltd., Class A	6,040	24,821
	Jiangsu Transimage Technology Co. Ltd., Class A	9,200	20,344
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	12,460	71,179
	Jiangsu Yangnong Chemical Co. Ltd., Class A	5,740	48,117
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	30,500	23,477
	Jiangsu Yoke Technology Co. Ltd., Class A	2,600	51,531
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,100	79,518

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhongtian Technology Co. Ltd., Class A	34,800	$146,510
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	160,900	63,427
*	Jiangsu Zongyi Co. Ltd., Class A	29,600	22,032
	Jiangxi Bank Co. Ltd., Class H	339,000	25,933
	Jiangxi Copper Co. Ltd., Class H	307,000	1,381,317
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	27,700	67,173
	Jiangxi Guotai Group Co. Ltd., Class A	27,500	46,303
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	11,800	17,049
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	4,200	15,956
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	17,800	21,609
	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	14,400	32,422
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	11,600	48,083
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,600	15,050
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	68,480
	Jiayou International Logistics Co. Ltd., Class A	28,092	54,131
*	Jilin Chemical Fibre, Class A	59,600	33,250
	Jinbei Automotive Co. Ltd., Class A	33,900	16,573
#*	Jinchuan Group International Resources Co. Ltd.	1,052,000	1,341
		Shares	Value»
CHINA — (Continued)
	Jinduicheng Molybdenum Co. Ltd., Class A	39,600	$122,900
	Jinghua Pharmaceutical Group Co. Ltd., Class A	24,600	24,555
	Jingjin Equipment, Inc., Class A	9,820	19,514
	Jinhong Gas Co. Ltd., Class A	10,463	40,264
*	Jinko Solar Co. Ltd., Class A	66,777	42,870
	JinkoSolar Holding Co. Ltd., ADR	18,413	278,773
	Jinlei Technology Co. Ltd., Class A	9,500	30,171
	Jinmao Property Services Co. Ltd.	97,000	28,708
	Jinyu Bio-Technology Co. Ltd., Class A	19,800	37,063
	Jinzai Food Group Co. Ltd., Class A	13,000	20,915
#Ω	Jiumaojiu International Holdings Ltd.	159,000	24,772
	Jiuzhitang Co. Ltd., Class A	28,500	38,250
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	8,920	33,794
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	16,400	34,337
	JNBY Design Ltd.	94,000	248,542
	Joinn Laboratories China Co. Ltd., Class A	11,708	71,957
#Ω	Joinn Laboratories China Co. Ltd., Class H	29,400	83,321
	Jointown Pharmaceutical Group Co. Ltd., Class A	100,661	76,799
	Jones Tech PLC, Class A	4,200	26,873
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,900	41,834
	Joyoung Co. Ltd., Class A	19,600	26,354
	JOYY, Inc., ADR	8,910	655,509
#*Ω	JS Global Lifestyle Co. Ltd.	131,000	23,489

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Ju Teng International Holdings Ltd.	390,000	$146,938
	Juneyao Airlines Co. Ltd., Class A	42,100	69,136
	Jutal Offshore Oil Services Ltd.	180,000	10,425
	Jutze Intelligent Technology Co. Ltd., Class A	9,000	27,202
*Ω	JW Cayman Therapeutics Co. Ltd.	110,500	22,622
	Kaishan Group Co. Ltd., Class A	11,300	28,760
	Kanzhun Ltd.	43,500	349,999
*	KBC Corp. Ltd., Class A	4,429	16,577
	KE Holdings, Inc., Class A	255,100	1,430,830
	Keda Industrial Group Co. Ltd., Class A	26,600	64,940
	KEDE Numerical Control Co. Ltd., Class A	2,610	20,987
*	Keep, Inc.	37,600	8,838
	Kehua Data Co. Ltd., Class A	6,815	28,954
	Keli Motor Group Co. Ltd., Class A	12,300	17,272
	Keli Sensing Technology Ningbo Co. Ltd., Class A	2,100	15,704
	Keshun Waterproof Technologies Co. Ltd., Class A	25,541	18,481
	Kidswant Digital Technology Co. Ltd., Class A	52,200	58,387
	Kinco Automation Shanghai Co. Ltd., Class A	1,277	20,748
	Kingboard Holdings Ltd.	330,900	1,654,831
	Kingboard Laminates Holdings Ltd.	397,973	1,482,590
*	KingClean Electric Co. Ltd., Class A	13,020	53,768
*	Kingdee International Software Group Co. Ltd.	429,000	461,044
	Kingfa Sci & Tech Co. Ltd., Class A	24,100	55,189
	Kingnet Network Co. Ltd., Class A	24,300	61,811
*	Kingsignal Technology Co. Ltd., Class A	12,000	19,189
		Shares	Value»
CHINA — (Continued)
*	Kingsoft Cloud Holdings Ltd.	496,000	$370,291
	Kingsoft Corp. Ltd.	238,000	816,538
	Konfoong Materials International Co. Ltd., Class A	1,200	36,105
	KPC Pharmaceuticals, Inc., Class A	19,100	25,670
	KTK Group Co. Ltd., Class A	11,000	16,236
Ω	Kuaishou Technology	697,700	3,885,590
	Kuang-Chi Technologies Co. Ltd., Class A	3,600	16,473
	Kuangda Technology Group Co. Ltd., Class A	42,700	33,474
	Kunlun Energy Co. Ltd.	2,196,000	2,030,910
*	Kunlun Tech Co. Ltd., Class A	7,300	46,612
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	6,800	45,746
*	Kyland Technology Co. Ltd., Class A	6,900	18,008
	Lakala Payment Co. Ltd., Class A	13,440	31,894
	Landai Technology Group Corp. Ltd., Class A	14,100	14,060
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	18,400	19,002
	Launch Tech Co. Ltd., Class H	105,000	92,416
	LB Group Co. Ltd., Class A	33,200	80,457
	LC Logistics, Inc.	23,700	15,983
	Leader Harmonious Drive Systems Co. Ltd., Class A	362	16,300
	Lee & Man Paper Manufacturing Ltd.	164,000	83,961
	Lenovo Group Ltd.	2,614,000	7,994,116
	Lens Technology Co. Ltd., Class A	58,900	274,668
	Leo Group Co. Ltd., Class A	27,800	19,087
*	Leoch International Technology Ltd.	111,000	13,302
*Ω	Lepu Biopharma Co. Ltd., Class H	155,000	84,552

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	29,000	$44,040
	LexinFintech Holdings Ltd., ADR	59,102	86,289
	Leyard Optoelectronic Co. Ltd., Class A	46,400	36,884
#*	Li Auto, Inc. (2015 HK), Class A	105,500	718,523
	Li Ning Co. Ltd.	832,500	1,608,240
	Lianhe Chemical Technology Co. Ltd., Class A	29,700	66,305
*	Lianlian DigiTech Co. Ltd., Class H	127,500	67,242
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	23,500	26,337
#	Liaoning Port Co. Ltd., Class H	580,000	53,223
	Lier Chemical Co. Ltd., Class A	30,092	70,770
#*	Lifetech Scientific Corp.	934,000	175,123
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	23,262
	Lily Group Co. Ltd., Class A	9,500	65,916
*	Linewell Software Co. Ltd., Class A	19,200	19,155
#	Lingbao Gold Group Co. Ltd., Class H	174,000	428,019
	Lingyi iTech Guangdong Co., Class A	80,700	147,784
Ω	Linklogis, Inc., Class B	330,000	85,527
	Liuzhou Iron & Steel Co. Ltd., Class A	90,240	55,112
#	Livzon Pharmaceutical Group, Inc., Class H	77,771	257,561
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	25,700	72,303
#	LK Technology Holdings Ltd.	292,000	54,815
	Loncin Motor Co. Ltd., Class A	36,400	79,253
#Ω	Longfor Group Holdings Ltd.	420,007	367,569
	Longhua Technology Group Luoyang Co. Ltd., Class A	20,300	25,410
		Shares	Value»
CHINA — (Continued)
*	LONGi Green Energy Technology Co. Ltd., Class A	34,700	$66,757
	Longshine Technology Group Co. Ltd., Class A	30,400	49,938
	Longyan Zhuoyue New Energy Co. Ltd., Class A	2,732	13,604
	Lonking Holdings Ltd.	1,008,000	400,888
	Lontium Semiconductor Corp., Class A	3,231	20,145
*	Lotus Holdings Co. Ltd.	46,100	55,587
	Lucky Harvest Co. Ltd., Class A	9,210	39,645
	Luenmei Quantum Co. Ltd., Class A	37,000	32,049
#*††	Lumena Newmat	23,400	0
	Luolai Lifestyle Technology Co. Ltd., Class A	42,700	70,521
	Luoniushan Co. Ltd., Class A	25,000	19,480
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	6,410	27,827
	Lushang Freda Pharmaceutical Co. Ltd., Class A	49,700	41,117
	Luxi Chemical Group Co. Ltd., Class A	48,300	90,380
	Luxin Venture Capital Group Co. Ltd., Class A	11,500	27,429
	Luxshare Precision Industry Co. Ltd., Class A	76,318	650,367
	Luyang Energy-Saving Materials Co. Ltd.	18,900	20,379
#*	Luyuan Group Holding Cayman Ltd.	41,000	65,476
	Lygend Resources & Technology Co. Ltd.-H, Class H	24,000	40,509
*	Maccura Biotechnology Co. Ltd., Class A	19,500	26,273
*	Malion New Materials Co. Ltd., Class A	19,200	21,490
	Mango Excellent Media Co. Ltd., Class A	14,000	33,944
#Ω	Maoyan Entertainment	57,518	33,168

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Maoye Commercial Co. Ltd., Class A	21,700	$12,337
*	Maxscend Microelectronics Co. Ltd., Class A	2,100	21,083
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	8,200	30,381
#Ω	Medlive Technology Co. Ltd.	99,000	98,473
	Mega Genomics Ltd.	14,800	13,521
	Mehow Innovative Ltd., Class A	17,472	40,832
	MeiG Smart Technology Co. Ltd., Class A	7,400	38,545
Ω	Meitu, Inc.	799,000	482,792
*Ω	Meituan, Class B	213,260	2,517,849
#	Metallurgical Corp. of China Ltd., Class H	1,048,000	200,561
*	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	18,501
#	MicroPort NeuroScientific Corp.	82,797	94,376
#*	Microport Scientific Corp.	146,800	125,846
*Ω	MicroTech Medical Hangzhou Co. Ltd., Class H	24,100	21,309
	Micro-Tech Nanjing Co. Ltd., Class A	2,478	26,754
	Midea Group Co. Ltd. 000333 C2, Class A	57,200	742,419
	Midea Group Co. Ltd. 300 HK, Class H	66,300	840,006
Ω	Midea Real Estate Holding Ltd.	107,200	41,000
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	7,300	63,334
	Min Xin Holdings Ltd.	66,000	25,483
	Ming Yang Smart Energy Group Ltd., Class A	30,678	50,590
	Ming Yuan Cloud Group Holdings Ltd.	432,000	73,747
*	Mingfa Group International Co. Ltd.	281,000	2,994
		Shares	Value»
CHINA — (Continued)
	MINISO Group Holding Ltd.	48,800	$159,339
	Minmetals Development Co. Ltd., Class A	31,100	44,224
	Minth Group Ltd.	446,000	1,579,873
*	Miracle Automation Engineering Co. Ltd., Class A	12,400	30,337
	Miracll Chemicals Co. Ltd., Class A	10,100	18,992
*	MLS Co. Ltd., Class A	47,400	71,535
#*	MMG Ltd.	1,507,599	1,617,950
*Ω	Mobvista, Inc.	214,000	305,365
	Monalisa Group Co. Ltd., Class A	8,800	11,944
	Montage Technology Co. Ltd., Class A	3,845	116,547
	Moon Environment Technology Co. Ltd., Class A	16,680	87,105
#	Morimatsu International Holdings Co. Ltd.	187,000	156,609
	Motic Xiamen Electric Group Co. Ltd., Class A	5,900	11,639
*	Mount Everest Gold Group Co. Ltd.	218,000	49,636
	Muyuan Foods Group Co. Ltd., Class A	78,454	456,200
	MYS Group Co. Ltd., Class A	75,800	51,457
	Nancal Technology Co. Ltd., Class A	7,300	43,516
	Nanfang Pump Industry Co. Ltd., Class A	46,300	28,985
*	Nanhua Futures Co. Ltd., Class A	18,900	48,774
	Nanjing Cosmos Chemical Co. Ltd., Class A	11,200	18,480
	Nanjing Hanrui Cobalt Co. Ltd., Class A	4,500	22,667
	Nanjing Pharmaceutical Group Co. Ltd.	52,400	39,349
	Nanjing Tanker Corp., Class A	134,800	72,727
*	Nanjing Xinjiekou Department Store Co. Ltd., Class A	54,400	45,347

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nantong Jianghai Capacitor Co. Ltd., Class A	9,400	$81,603
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	18,600	58,172
	NARI Technology Co. Ltd., Class A	84,968	306,264
*	National Silicon Industry Group Co. Ltd., Class A	10,831	37,634
	Natural Food International Holding Ltd.	232,000	46,409
	NAURA Technology Group Co. Ltd., Class A	3,890	395,197
*	NavInfo Co. Ltd., Class A	23,700	23,449
	NBTM New Materials Group Co. Ltd., Class A	10,100	39,619
#	NetDragon Websoft Holdings Ltd.	46,500	47,794
*Ω	NetEase Cloud Music, Inc.	27,900	454,496
	NetEase, Inc. (9999 HK)	153,100	4,073,411
	NetEase, Inc. (NTES US), ADR	27,524	3,668,123
	Neusoft Corp., Class A	37,200	46,552
	Neutech Group Ltd.	143,200	38,731
	New China Life Insurance Co. Ltd., Class H	305,800	1,885,664
	New Guomai Digital Culture Co. Ltd., Class A	21,700	35,041
	New Hope Dairy Co. Ltd., Class A	12,400	33,528
	New Trend International Logis-Tech Co. Ltd., Class A	18,480	19,392
	Neway Valve Suzhou Co. Ltd., Class A	8,900	60,167
#*	Newborn Town, Inc.	156,000	162,246
	Newland Digital Technology Co. Ltd., Class A	19,200	53,511
	Nexteer Automotive Group Ltd.	186,000	99,635
*	Nine Dragons Paper Holdings Ltd.	867,000	835,506
		Shares	Value»
CHINA — (Continued)
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	$18,312
	Ningbo Boway Alloy Material Co. Ltd., Class A	18,800	46,421
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	22,216
	Ningbo Deye Technology Co. Ltd., Class A	3,000	36,392
	Ningbo Exciton Technology Co. Ltd., Class A	8,000	25,742
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	11,000	31,153
	Ningbo Huaxiang Electronic Co. Ltd., Class A	20,200	56,018
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	22,300	43,445
	Ningbo Jintian Copper Group Co. Ltd., Class A	42,300	61,545
	Ningbo Joyson Electronic Corp., Class A	35,893	109,387
	Ningbo Kbe Electrical Technology Co. Ltd., Class A	6,300	30,971
	Ningbo Menovo Pharmaceutical Co. Ltd., Class A	10,360	38,035
	Ningbo Orient Wires & Cables Co. Ltd., Class A	7,560	46,073
	Ningbo Peacebird Fashion Co. Ltd., Class A	16,600	33,033
*	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	6,053	25,084
*	Ningbo Shanshan Co. Ltd., Class A	15,400	29,059
*	Ningbo Solartron Technology Co. Ltd., Class A	6,743	11,670
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,400	28,377
	Ningbo Tuopu Group Co. Ltd., Class A	17,725	122,318

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Yongxin Optics Co. Ltd., Class A	1,900	$24,778
	Ningbo Yunsheng Co. Ltd., Class A	20,600	33,467
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	32,721
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	5,700	36,959
	Ningxia Western Venture Industrial Co. Ltd., Class A	40,700	22,312
*	NIO, Inc., Class A	4,380	21,492
#*	Niu Technologies, Sponsored ADR	15,991	41,417
	NKY Medical Holdings Ltd., Class A	19,560	35,774
	Noah Holdings Ltd., Sponsored ADR	18,006	152,151
Ω	Nongfu Spring Co. Ltd., Class H	344,000	1,915,737
	Norinco International Cooperation Ltd., Class A	37,780	52,026
	North Chemical Industries Co. Ltd., Class A	16,400	47,906
	North China Pharmaceutical Co. Ltd., Class A	62,800	44,855
	North Copper Co. Ltd., Class A	28,000	55,626
	Northeast Securities Co. Ltd., Class A	47,200	56,671
	Northking Information Technology Co. Ltd., Class A	22,800	38,513
#*	NovaBridge Biosciences, ADR	15,130	24,208
	Novoray Corp., Class A	4,538	72,176
*	NSFOCUS Technologies Group Co. Ltd., Class A	19,100	21,169
*	Nuode New Materials Co. Ltd., Class A	32,300	39,020
	NYOCOR Co. Ltd., Class A	36,700	34,938
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	21,000	16,522
#*Ω	Ocumension Therapeutics	140,000	90,350
		Shares	Value»
CHINA — (Continued)
	Offshore Oil Engineering Co. Ltd., Class A	103,100	$87,330
*	OFILM Group Co. Ltd., Class A	42,100	45,011
	Olympic Circuit Technology Co. Ltd., Class A	8,700	40,548
	OmniVision Integrated Circuits Group, Inc.	4,185	54,900
#	Onewo, Inc., Class H	65,400	140,572
	Oppein Home Group, Inc., Class A	4,963	25,586
	Opple Lighting Co. Ltd., Class A	8,000	20,562
	OPT Machine Vision Tech Co. Ltd., Class A	1,788	27,507
	ORG Technology Co. Ltd., Class A	109,700	80,308
	Orient International Enterprise Ltd., Class A	19,500	18,161
	Orient Overseas International Ltd.	49,500	967,952
Ω	Orient Securities Co. Ltd., Class H	256,400	187,064
	Oriental Pearl Group Co. Ltd., Class A	33,900	41,311
*	Ourpalm Co. Ltd., Class A	37,400	24,242
	Ovctek China, Inc., Class A	24,000	40,783
*	Pacific Securities Co. Ltd., Class A	34,600	17,745
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	103,100	47,063
*	Pantum Technology Co. Ltd.	16,091	40,531
	PCI Technology Group Co. Ltd., Class A	61,600	44,370
*	PDD Holdings, Inc., ADR	56,448	4,999,035
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	235,900	0
*	Pengxin International Mining Co. Ltd., Class A	43,700	42,748
	People's Insurance Co. Group of China Ltd. , Class H	1,672,000	1,162,363
	Perfect World Co. Ltd., Class A	22,100	35,889

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PharmaBlock Sciences Nanjing, Inc., Class A	8,200	$44,475
*	Phenix Optical Co. Ltd., Class A	7,000	15,606
	PhiChem Corp., Class A	15,000	69,999
	PICC Property & Casualty Co. Ltd., Class H	1,655,582	3,455,275
	Ping An Bank Co. Ltd., Class A	288,500	497,177
*Ω	Ping An Healthcare & Technology Co. Ltd.	394,309	393,715
	Ping An Insurance Group Co. of China Ltd., Class H	1,412,500	10,552,463
*	PNC Process Systems Co. Ltd., Class A	8,820	28,284
	POCO Holding Co. Ltd., Class A	5,124	44,112
	Poly Property Group Co. Ltd.	230,860	44,766
*	Pony Testing International Group Co. Ltd., Class A	16,800	17,543
#Ω	Pop Mart International Group Ltd.	119,600	2,481,890
	Porton Pharma Solutions Ltd., Class A	11,300	25,977
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,776,000	1,150,302
	Pou Sheng International Holdings Ltd.	705,687	28,847
	Power Construction Corp. of China Ltd., Class A	246,300	178,387
	Precision Tsugami China Corp. Ltd.	33,000	218,391
	Prinx Chengshan Holdings Ltd.	61,000	52,026
	Pulike Biological Engineering, Inc., Class A	10,800	16,628
	Puyang Huicheng Electronic Material Co. Ltd., Class A	8,600	16,755
	PW Medtech Group Ltd.	212,000	27,264
	Pylon Technologies Co. Ltd., Class A	4,094	26,422
		Shares	Value»
CHINA — (Continued)
	Q Technology Group Co. Ltd.	213,000	$186,725
	Qfin Holdings, Inc., ADR	44,677	620,117
*	Qi An Xin Technology Group, Inc., Class A	6,011	24,183
	Qiming Information Technology Co. Ltd., Class A	9,700	20,415
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	27,913
*	Qingdao Citymedia Co. Ltd., Class A	19,400	14,526
	Qingdao East Steel Tower Stock Co. Ltd., Class A	18,400	51,145
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	11,900	18,283
*	Qingdao Gaoce Technology Co. Ltd., Class A	32,967	39,347
	Qingdao Gon Technology Co. Ltd., Class A	7,696	53,456
	Qingdao Hanhe Cable Co. Ltd., Class A	35,900	36,194
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	1,960	23,091
	Qingdao NovelBeam Technology Co. Ltd., Class A	3,494	35,367
Ω	Qingdao Port International Co. Ltd., Class H	263,000	238,635
	Qingdao Rural Commercial Bank Corp., Class A	54,800	25,748
	Qingdao TGOOD Electric Co. Ltd., Class A	16,500	85,529
*	Qinghai Salt Lake Industry Co. Ltd., Class A	62,200	251,113
*	Qingling Motors Co. Ltd., Class H	170,000	13,366
	QuantumCTek Co. Ltd., Class A	278	15,824

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	$19,403
	Quectel Wireless Solutions Co. Ltd., Class A	6,664	44,669
	Quick Intelligent Equipment Co. Ltd., Class A	10,270	56,336
#*	Qunabox Group Ltd.	10,800	11,535
*	Quzhou DFP New Material Group Co. Ltd.	59,200	28,863
*	Quzhou Xin'an Development Co. Ltd., Class A	97,500	41,439
*	Qyuns Therapeutics Co. Ltd., Class H	10,400	21,656
	Rainbow Digital Commercial Co. Ltd., Class A	30,900	20,907
	Range Intelligent Computing Technology Group Co. Ltd., Class A	8,200	76,768
	Rayhoo Motor Dies Co. Ltd., Class A	5,000	19,566
	Raytron Technology Co. Ltd., Class A	3,918	81,992
	Realcan Pharmaceutical Group Co. Ltd., Class A	47,900	19,500
	Red Avenue New Materials Group Co. Ltd., Class A	4,700	37,730
*Ω	Red Star Macalline Group Corp. Ltd., Class H	165,200	22,398
*Ω	Remegen Co. Ltd., Class H	41,000	427,250
*	REPT BATTERO Energy Co. Ltd., Class H	58,600	80,537
	Rianlon Corp., Class A	10,100	56,381
	Richinfo Technology Co. Ltd., Class A	12,400	37,070
*	Risen Energy Co. Ltd., Class A	14,100	19,793
	Rizhao Port Co. Ltd., Class A	76,200	31,389
	RoboTechnik Intelligent Technology Co. Ltd., Class A	200	12,302
		Shares	Value»
CHINA — (Continued)
	Rockchip Electronics Co. Ltd., Class A	1,700	$47,367
*	RongFa Nuclear Equipment Co. Ltd., Class A	38,200	32,434
	Rongsheng Petrochemical Co. Ltd., Class A	118,300	216,692
*	Roshow Technology Co. Ltd., Class A	32,700	29,528
	Ruida Futures Co. Ltd., Class A	13,500	39,381
#	Ruifeng Power Group Co. Ltd.	10,000	14,421
	Runjian Co. Ltd., Class A	3,100	22,038
	Sai Micro Electronics, Inc., Class A	3,800	15,751
	SAIC Motor Corp. Ltd., Class A	16,500	27,676
	Sailun Group Co. Ltd., Class A	60,200	126,303
*	Sanan Optoelectronics Co. Ltd., Class A	39,800	72,190
	Sanchuan Wisdom Technology Co. Ltd., Class A	21,800	15,988
	Sangfor Technologies, Inc., Class A	800	14,317
	Sanquan Food Co. Ltd., Class A	20,304	39,833
*	Sansteel Minguang Co. Ltd. Fujian, Class A	50,400	24,339
	Sansure Biotech, Inc., Class A	12,674	28,994
	Sany Heavy Equipment International Holdings Co. Ltd.	588,000	556,970
	Sany Heavy Industry Co. Ltd., Class A	76,100	231,754
	Satellite Chemical Co. Ltd., Class A	71,257	267,177
	SDIC Capital Co. Ltd., Class A	48,400	46,771
	Sealand Securities Co. Ltd., Class A	74,500	42,392
#*	Seazen Group Ltd.	605,333	111,013
*	Seazen Holdings Co. Ltd., Class A	13,700	22,803
*††	S-Enjoy Service Group Co. Ltd.	173,000	11,581
	Seres Group Co. Ltd., Class A	7,400	68,326

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	SF Holding Co. Ltd. 002352 C2, Class A	77,167	$400,332
	SF Holding Co. Ltd. 6936 HK, Class H	78,600	338,885
	SG Micro Corp., Class A	2,210	31,287
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	68,700	37,434
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	54,800	23,868
*	Shaanxi Fenghuo Electronics Co. Ltd., Class A	20,000	22,296
*	Shaanxi Heimao Coking Co. Ltd., Class A	56,300	27,208
#*	Shandong BoAn Biotechnology Co. Ltd., Class H	20,600	12,334
	Shandong Bohui Paper Industrial Co. Ltd., Class A	28,400	20,683
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	65,996
*	Shandong Denghai Seeds Co. Ltd., Class A	16,200	21,057
	Shandong Dongyue Silicone Material Co. Ltd., Class A	22,600	47,692
Ω	Shandong Gold Mining Co. Ltd., Class H	131,000	338,152
*	Shandong Haihua Co. Ltd., Class A	24,500	15,297
	Shandong Head Group Co. Ltd., Class A	6,900	19,778
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	13,630	105,510
	Shandong Hi-speed Co. Ltd., Class A	18,900	31,780
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	23,300	17,604
		Shares	Value»
CHINA — (Continued)
*	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	49,040	$23,623
	Shandong Humon Smelting Co. Ltd., Class A	31,800	63,184
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	11,100	21,186
	Shandong Lukang Pharma, Class A	52,100	56,906
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	29,200	19,313
	Shandong Nanshan Aluminum Co. Ltd., Class A	179,300	125,552
	Shandong New Beiyang Information Technology Co. Ltd., Class A	23,000	21,734
	Shandong Pharmaceutical Glass Co. Ltd., Class A	20,500	60,580
	Shandong Publishing & Media Co. Ltd., Class A	37,500	41,732
	Shandong Sun Paper Industry JSC Ltd., Class A	70,561	152,252
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	11,570	96,943
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,094,000	468,320
	Shandong WIT Dyne Health Co. Ltd., Class A	10,600	40,838
	Shandong Xiantan Group Co. Ltd.	25,500	23,192
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	52,780	68,095
	Shanghai Acrel Co. Ltd., Class A	6,400	19,032
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	11,400	17,060

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	5,281	$87,052
	Shanghai AtHub Co. Ltd., Class A	14,894	53,535
	Shanghai Bailian Group Co. Ltd., Class A	45,300	54,197
	Shanghai Baolong Automotive Corp., Class A	9,800	42,006
	Shanghai Baosteel Packaging Co. Ltd., Class A	48,100	32,279
	Shanghai Belling Co. Ltd., Class A	3,800	12,934
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	2,902	45,050
*	Shanghai Bright Meat Group Co. Ltd., Class A	27,900	21,662
	Shanghai Chicmax Cosmetic Co. Ltd., Class H	19,800	75,137
	Shanghai Chinafortune Co. Ltd., Class A	31,000	60,654
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	21,500	33,208
	Shanghai Construction Group Co. Ltd., Class A	178,800	62,753
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	36,549	52,018
	Shanghai Datun Energy Resources Co. Ltd., Class A	31,780	40,312
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	29,506
*	Shanghai DZH Ltd., Class A	11,500	14,329
	Shanghai Electric Group Co. Ltd., Class H	348,000	142,648
	Shanghai Environment Group Co. Ltd., Class A	54,292	57,253
*	Shanghai Feilo Acoustics Co. Ltd., Class A	23,800	19,512
		Shares	Value»
CHINA — (Continued)
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,800	$19,336
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	40,000	121,913
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	3,390	28,194
	Shanghai Gentech Co. Ltd., Class A	6,564	48,257
	Shanghai Haixin Group Co., Class A	18,300	21,357
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	11,900	45,001
	Shanghai Huace Navigation Technology Ltd., Class A	9,100	38,254
	Shanghai Huafon Aluminium Corp., Class A	17,700	41,146
#	Shanghai Industrial Holdings Ltd.	132,000	232,631
*	Shanghai Industrial Urban Development Group Ltd.	169,400	4,985
#	Shanghai INT Medical Instruments Co. Ltd., Class H	36,800	156,664
	Shanghai International Airport Co. Ltd., Class A	8,800	32,183
	Shanghai Jahwa United Co. Ltd., Class A	18,700	50,975
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,400	20,733
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	32,200	26,223
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	7,900	18,811
	Shanghai Liangxin Electrical Co. Ltd., Class A	22,500	30,100

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	17,800	$21,171
	Shanghai M&G Stationery, Inc., Class A	16,600	57,622
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	8,800	25,020
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	2,563	35,509
*	Shanghai Milkground Food Tech Co. Ltd., Class A	18,200	62,081
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	34,300	29,684
	Shanghai Pioneer Holding Ltd.	119,000	33,444
	Shanghai Pret Composites Co. Ltd., Class A	18,500	24,909
	Shanghai Pudong Development Bank Co. Ltd., Class A	236,200	332,665
	Shanghai Putailai New Energy Technology Group Co. Ltd.	22,053	77,774
	Shanghai QiFan Cable Co. Ltd., Class A	16,100	43,524
	Shanghai RAAS Blood Products Co. Ltd., Class A	38,700	29,704
*	Shanghai Runda Medical Technology Co. Ltd., Class A	11,500	17,055
	Shanghai Rural Commercial Bank Co. Ltd., Class A	118,100	150,331
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	45,600	29,347
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	62,973
	Shanghai Stonehill Technology Co. Ltd., Class A	27,900	27,947
		Shares	Value»
CHINA — (Continued)
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	$29,169
	Shanghai Tunnel Engineering Co. Ltd., Class A	65,000	54,413
*	Shanghai Vital Microtech Co. Ltd.	13,600	52,405
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	20,800	26,986
	Shanghai Yaoji Technology Co. Ltd., Class A	24,000	66,015
	Shanghai Yct Electronics Group Co. Ltd., Class A	3,120	19,775
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	29,100	20,040
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	10,100	48,083
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	75,600	48,480
	Shanghai Zhonggu Logistics Co. Ltd., Class A	45,248	72,255
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	59,526
	Shanjin International Gold Co. Ltd., Class A	41,780	144,680
	Shannon Semiconductor Technology Co. Ltd., Class A	2,100	45,174
	Shantou Wanshun New Material Group Co. Ltd., Class A	25,300	22,770
	Shantui Construction Machinery Co. Ltd., Class A	39,300	65,992
*	Shanxi Guoxin Energy Corp. Ltd., Class A	65,300	31,339
	Shanxi Hi-speed Group Co. Ltd., Class A	67,300	46,965

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	71,000	$25,734
	Shanxi Securities Co. Ltd., Class A	35,100	28,146
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	44,915
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	29,600	21,629
	Sharetronic Data Technology Co. Ltd., Class A	5,292	168,782
	Shengda Resources Co. Ltd., Class A	7,900	29,620
	Shengyi Technology Co. Ltd., Class A	12,600	197,021
*	Shenma Industry Co. Ltd., Class A	50,800	47,733
	Shennan Circuits Co. Ltd., Class A	4,540	207,082
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	360,000	118,131
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	9,569	60,170
	Shenzhen Absen Optoelectronic Co. Ltd., Class A	8,900	15,992
	Shenzhen Agricultural Power Group Co. Ltd., Class A	63,900	56,183
	Shenzhen Aisidi Co. Ltd., Class A	19,300	28,613
*	Shenzhen Baoming Technology Co. Ltd., Class A	3,100	14,459
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	29,600	50,918
	Shenzhen Bingchuan Network Co. Ltd., Class A	8,960	19,407
	Shenzhen BSC Technology Co. Ltd., Class A	7,900	63,831
	Shenzhen Capchem Technology Co. Ltd., Class A	6,980	64,620
	Shenzhen Center Power Tech Co. Ltd., Class A	6,200	15,809
		Shares	Value»
CHINA — (Continued)
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	$26,172
	Shenzhen Changhong Technology Co. Ltd., Class A	11,800	23,820
	Shenzhen Chipscreen Biosciences Co. Ltd., Class A	5,801	22,726
	Shenzhen Click Technology Co. Ltd., Class A	13,300	26,661
*	Shenzhen Clou Electronics Co. Ltd., Class A	31,700	23,604
	Shenzhen Colibri Technologies Co. Ltd., Class A	11,400	57,036
	Shenzhen Comix Group Co. Ltd., Class A	17,900	17,561
	Shenzhen Desay Battery Technology Co., Class A	9,393	33,969
*	Shenzhen Dynanonic Co. Ltd., Class A	10,274	65,021
	Shenzhen Envicool Technology Co. Ltd., Class A	7,699	54,042
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	9,980	40,768
#	Shenzhen Expressway Corp. Ltd., Class H	192,000	166,521
	Shenzhen Farben Information Technology Co. Ltd., Class A	6,900	15,801
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	61,900	20,465
	Shenzhen Forms Syntron Information Co. Ltd.	6,400	21,150
	Shenzhen FRD Science & Technology Co. Ltd., Class A	7,800	36,505
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	51,253

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Goodix Technology Co. Ltd., Class A	2,600	$20,178
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	4,400	13,084
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	85,000	46,613
	Shenzhen Honor Electronic Co. Ltd., Class A	1,540	40,251
	Shenzhen Hopewind Electric Co. Ltd., Class A	12,300	51,343
	Shenzhen Inovance Technology Co. Ltd., Class A	7,450	70,734
#	Shenzhen International Holdings Ltd.	478,698	372,716
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	22,413
#*	Shenzhen Investment Ltd.	354,668	30,737
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	24,930
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	16,827
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	67,670
	Shenzhen Kaifa Technology Co. Ltd., Class A	15,400	84,790
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	28,260	52,538
	Shenzhen Kedali Industry Co. Ltd., Class A	3,600	96,942
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	24,233	67,435
	Shenzhen Kinwong Electronic Co. Ltd., Class A	11,100	119,456
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	2,600	$11,777
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	34,957
	Shenzhen Longtech Smart Control Co. Ltd., Class A	3,600	10,222
	Shenzhen Microgate Technology Co. Ltd., Class A	19,400	40,423
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	8,900	209,530
	Shenzhen MTC Co. Ltd., Class A	64,218	70,489
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	12,100	85,877
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	20,515
	Shenzhen Noposin Crop Science Co. Ltd., Class A	36,400	49,980
#	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	235,000	43,270
	Shenzhen Qingyi Photomask Ltd., Class A	6,888	28,104
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	8,487	41,878
	Shenzhen SC New Energy Technology Corp., Class A	9,100	76,988
	Shenzhen SED Industry Co. Ltd., Class A	14,200	28,435
	Shenzhen SEG Co. Ltd., Class A	21,500	21,165
	Shenzhen Senior Technology Material Co. Ltd., Class A	20,043	39,513
	Shenzhen Sinexcel Electric Co. Ltd., Class A	8,400	42,319

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunline Tech Co. Ltd., Class A	14,900	$21,240
	Shenzhen Sunlord Electronics Co. Ltd., Class A	13,900	87,865
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	19,728
	Shenzhen Sunway Communication Co. Ltd., Class A	6,400	54,366
	Shenzhen Tagen Group Co. Ltd., Class A	50,200	25,009
	Shenzhen Topband Co. Ltd., Class A	37,700	57,348
*	Shenzhen Topraysolar Co. Ltd., Class A	44,000	25,970
*	Shenzhen Topway Video Communication Co. Ltd., Class A	20,400	18,234
	Shenzhen Transsion Holdings Co. Ltd., Class A	7,454	71,013
	Shenzhen United Winners Laser Co. Ltd., Class A	9,775	26,748
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	11,900	29,451
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	39,016	25,893
	Shenzhen Yinghe Technology Co. Ltd., Class A	17,200	52,784
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	14,200	29,791
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	27,543	107,294
*	Shenzhen Zhenye Group Co. Ltd., Class A	9,700	9,371
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	90,200	84,394
	Shenzhou International Group Holdings Ltd.	162,400	922,971
		Shares	Value»
CHINA — (Continued)
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	2,900	$27,420
	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	8,900	17,510
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	23,013	57,623
#	Shiyue Daotian Group Co. Ltd., Class H	31,500	16,504
	Shougang Century Holdings Ltd.	24,000	5,073
††	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	760
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	36,800	22,239
*	Shui On Land Ltd.	1,194,021	82,309
#	Sichuan Baicha Baidao Industrial Co. Ltd., Class H	59,000	36,103
	Sichuan Changhong Electric Co. Ltd., Class A	46,900	48,206
*	Sichuan Chengfei Integration Technology Corp., Class A	12,300	41,651
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	63,026
	Sichuan Development Lomon Co. Ltd., Class A	20,000	25,109
	Sichuan Expressway Co. Ltd., Class H	230,000	141,749
	Sichuan Furong Technology Co. Ltd., Class A	16,545	22,259
*	Sichuan Haite High-tech Co. Ltd., Class A	31,856	44,098
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	137,500	48,252
	Sichuan Injet Electric Co. Ltd., Class A	5,000	32,385
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,100	15,913

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	14,800	$95,448
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	1,400	86,080
	Sichuan New Energy Power Co. Ltd., Class A	18,900	34,256
	Sichuan Road & Bridge Group Co. Ltd., Class A	92,580	123,733
	Sichuan Teway Food Group Co. Ltd., Class A	25,960	58,321
	Sichuan Yahua Industrial Group Co. Ltd., Class A	10,800	28,017
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,053,000	120,657
	SIIC Environment Holdings Ltd. (807 HK)	127,000	16,027
*	SIM Technology Group Ltd.	348,000	11,576
Ω	Simcere Pharmaceutical Group Ltd.	166,000	261,182
	Sineng Electric Co. Ltd., Class A	10,020	36,773
	Sino Biopharmaceutical Ltd.	1,307,000	838,553
	Sino GeoPhysical Co. Ltd., Class A	5,200	22,388
*	Sinocare, Inc., Class A	5,100	12,348
*	Sinochem International Corp., Class A	75,180	50,999
#	Sinofert Holdings Ltd.	1,130,000	187,020
	Sinofibers Technology Co. Ltd., Class A	5,700	20,591
	Sinolink Securities Co. Ltd., Class A	49,700	64,362
	Sinoma International Engineering Co., Class A	68,000	80,242
	Sinoma Science & Technology Co. Ltd., Class A	17,714	113,007
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	41,800	20,601
		Shares	Value»
CHINA — (Continued)
	Sinomach Precision Industry Group Co. Ltd., Class A	5,500	$34,316
	Sinopec Kantons Holdings Ltd.	510,000	242,326
#*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	278,000	40,125
	Sinopharm Group Co. Ltd., Class H	442,400	981,064
	Sino-Platinum Metals Co. Ltd., Class A	16,078	43,722
	Sinoseal Holding Co. Ltd., Class A	7,200	31,722
	Sinosoft Co. Ltd., Class A	18,120	37,672
	Sinosteel Engineering & Technology Co. Ltd., Class A	74,200	57,424
	Sinosteel New Materials Co. Ltd., Class A	22,500	26,763
*	Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd., Class H	17,000	5,244
	Sinotrans Ltd., Class H	957,000	575,768
	Sinotruk Hong Kong Ltd.	251,000	1,300,941
	Sinotruk Jinan Truck Co. Ltd., Class A	23,586	81,091
*	Sipai Health Technology Co. Ltd.	151,400	25,534
	Sirio Pharma Co. Ltd., Class A	16,029	40,779
	Skshu Paint Co. Ltd., Class A	10,046	34,831
	Skyworth Digital Co. Ltd., Class A	36,100	50,491
*	Skyworth Group Ltd.	202,000	112,486
	Snowsky Salt Industry Group Co. Ltd., Class A	69,200	54,799
*	SOHO China Ltd.	692,800	30,071
	Soho Holly Futures Co. Ltd., Class H	40,000	11,231
	Sokan New Materials Group Co. Ltd., Class A	5,073	13,886
	Solareast Holdings Co. Ltd., Class A	12,400	12,570
	SooChow Securities Co. Ltd., Class A	59,610	71,681

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	South Manganese Investment Ltd.	1,025,000	$50,498
	Southwest Securities Co. Ltd., Class A	47,700	29,545
#*	So-Young International, Inc., ADR	23,558	43,347
	SPIC Hydropower Co. Ltd., Class A	12,000	22,432
	Spring Airlines Co. Ltd., Class A	14,300	99,719
#	SSY Group Ltd.	517,719	156,902
	Stanley Agricultural Group Co. Ltd., Class A	36,600	48,576
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	67,500	45,709
	StarPower Semiconductor Ltd., Class A	1,920	22,831
	State Grid Information & Communication Co. Ltd., Class A	21,800	50,505
	State Grid Yingda Co. Ltd., Class A	33,900	25,648
	STO Express Co. Ltd., Class A	39,700	82,790
	Sumavision Technologies Co. Ltd., Class A	29,100	19,563
	Sumec Corp. Ltd., Class A	45,900	75,949
#	Sun Art Retail Group Ltd.	393,000	59,735
*	Sun Create Electronics Co. Ltd., Class A	7,700	19,737
	Sun King Technology Group Ltd.	470,000	81,631
	Sungrow Power Supply Co. Ltd., Class A	22,040	338,936
	Suning Universal Co. Ltd., Class A	72,600	20,139
	Sunny Optical Technology Group Co. Ltd.	308,200	2,202,755
	Sunresin New Materials Co. Ltd., Class A	8,480	73,518
	Sunrise Group Co. Ltd., Class A	48,300	42,019
		Shares	Value»
CHINA — (Continued)
#*	Sunshine Lake Pharma Co. Ltd., Class H	56,087	$298,650
	Sunstone Development Co. Ltd., Class A	11,200	28,261
	Suntak Technology Co. Ltd., Class A	22,600	37,310
*	Sunwave Communications Co. Ltd., Class A	12,300	20,452
	Sunyard Technology Co. Ltd., Class A	13,300	20,567
	Suzhou Anjie Technology Co. Ltd., Class A	22,700	44,400
*	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	11,800	299,454
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	77,300	42,702
	Suzhou Good-Ark Electronics Co. Ltd., Class A	16,100	21,120
	Suzhou Maxwell Technologies Co. Ltd., Class A	1,200	26,431
	Suzhou Secote Precision Electronic Co. Ltd., Class A	12,376	70,530
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	9,300	17,050
	Suzhou Sushi Testing Group Co. Ltd., Class A	18,000	37,925
	Suzhou TFC Optical Communication Co. Ltd., Class A	10,889	274,637
	Suzhou Veichi Electric Co. Ltd., Class A	3,259	22,995
*	SVG Optronics Co. Ltd., Class A	7,800	44,830
	SY Holdings Group Ltd.	156,000	142,192
	Symphony Holdings Ltd.	630,000	105,159
*	SYoung Group Co. Ltd., Class A	10,400	31,150
	T&S Communications Co. Ltd., Class A	1,200	20,183

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Taiyuan Heavy Industry Co. Ltd., Class A	80,300	$24,283
*	Tangrenshen Group Co. Ltd., Class A	43,800	23,354
	TangShan Port Group Co. Ltd., Class A	111,730	80,268
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	68,600	67,606
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	8,400	44,263
*	Tansun Technology Co. Ltd., Class A	11,500	25,381
#*	Tanwan, Inc.	39,600	51,623
	Tasly Pharmaceutical Group Co. Ltd., Class A	26,800	64,005
	Tayho Advanced Materials Group Co. Ltd., Class A	14,400	24,297
	TCL Electronics Holdings Ltd.	443,666	912,881
	TCL Technology Group Corp., Class A	306,360	214,519
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	13,900	18,141
*	TDG Holdings Co. Ltd., Class A	20,600	50,561
*††	Tech-Pro, Inc.	1,644,000	0
*	Telling Telecommunication Holding Co. Ltd., Class A	13,900	17,347
	Ten Pao Group Holdings Ltd.	172,000	36,834
	Tencent Holdings Ltd.	689,700	42,142,729
	Tencent Music Entertainment Group, ADR	57,154	540,105
	Tencent Music Entertainment Group, Class A	5,800	27,905
	Tenfu Cayman Holdings Co. Ltd.	66,000	22,206
	Thinkon Semiconductor Jinzhou Corp., Class A	1,593	21,895
	Three Squirrels, Inc., Class A	10,000	26,985
		Shares	Value»
CHINA — (Continued)
	Three's Co. Future Technology Group Co. Ltd., Class A	7,606	$38,946
	Tian An China Investment Co. Ltd.	209,000	95,229
	Tiande Chemical Holdings Ltd.	132,000	19,330
*	Tianfeng Securities Co. Ltd., Class A	69,700	38,341
	Tiangong International Co. Ltd.	692,000	259,085
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	8,000	14,007
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	63,473
	Tianjin Development Holdings Ltd.	104,000	28,394
	Tianjin Port Co. Ltd., Class A	101,600	66,697
	Tianjin Port Development Holdings Ltd.	562,000	44,494
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	46,620
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	79,500	61,263
	Tianneng Battery Group Co. Ltd., Class A	6,417	21,478
	Tianneng Power International Ltd.	310,000	200,400
*	Tianqi Lithium Corp., Class H	40,600	172,939
	Tianrun Industry Technology Co. Ltd., Class A	44,800	55,609
	Tianshui Huatian Technology Co. Ltd., Class A	36,502	83,677
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	14,922
	Tibet Huayu Mining Co. Ltd., Class A	8,600	24,841
	Tibet Mineral Development Co. Ltd., Class A	8,200	27,049

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,490	$54,365
	Time Interconnect Technology Ltd.	229,000	383,958
	Tinergy Chemical Co. Ltd., Class A	69,635	47,844
	Tingyi Cayman Islands Holding Corp.	604,000	914,764
*	Titan Wind Energy Suzhou Co. Ltd., Class A	29,900	28,261
	TK Group Holdings Ltd.	102,000	22,135
	TKD Science & Technology Co. Ltd., Class A	6,900	30,530
	Tofflon Science & Technology Group Co. Ltd., Class A	12,100	21,814
	Tomson Group Ltd.	175,599	50,949
	Tongcheng Travel Holdings Ltd.	456,000	830,138
	Tongdao Liepin Group	57,400	15,721
	TongFu Microelectronics Co. Ltd., Class A	29,600	248,758
#	Tongguan Gold Group Ltd.	230,000	60,423
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	19,100	23,660
	Tongkun Group Co. Ltd., Class A	33,200	110,153
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	30,388
	Tongling Nonferrous Metals Group Co. Ltd., Class A	211,305	195,118
*	Tongwei Co. Ltd., Class A	34,779	60,183
	Topchoice Medical Corp., Class A	7,795	42,601
*	Topsec Technologies Group, Inc., Class A	23,200	22,627
Ω	Topsports International Holdings Ltd.	557,000	96,306
	Toread Holdings Group Co. Ltd., Class A	17,300	23,549
		Shares	Value»
CHINA — (Continued)
#	Towngas Smart Energy Co. Ltd.	157,403	$70,254
*	TPV Technology Co. Ltd., Class A	110,500	36,672
	Transfar Zhilian Co. Ltd., Class A	52,400	37,479
	TravelSky Technology Ltd., Class H	150,500	166,007
	Triangle Tyre Co. Ltd., Class A	19,700	38,706
*	Trina Solar Co. Ltd., Class A	21,650	43,568
*	Trip.com Group Ltd. (9961 HK)	35,200	1,649,136
*	Trip.com Group Ltd. (TCOM US), ADR	34,794	1,635,666
*	Triumph New Energy Co. Ltd., Class H	76,000	23,028
	Triumph Science & Technology Co. Ltd., Class A	29,900	66,389
	Truking Technology Ltd., Class A	14,700	18,348
	Tsinghua Tongfang Co. Ltd., Class A	29,200	30,754
	TSP Wind Power Group Co. Ltd., Class A	18,000	20,445
#*Ω	Tuhu Car, Inc.	81,900	126,357
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	112,700	0
	Tuniu Corp. TOUR US, Sponsored ADR	2,620	12,995
	Tuya, Inc., ADR	37,584	63,141
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,879	37,327
	Unilumin Group Co. Ltd., Class A	36,000	27,100
#	Uni-President China Holdings Ltd.	626,966	603,073
	Unisplendour Corp. Ltd., Class A	21,140	108,997
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	9,527	30,922
*	UTour Group Co. Ltd., Class A	25,700	19,706
	V V Food & Beverage Co. Ltd., Class A	49,900	23,802
	Valiant Co. Ltd., Class A	23,100	43,720

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Vatti Corp. Ltd., Class A	25,800	$18,534
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	7,800	21,720
*	Venustech Group, Inc., Class A	9,600	19,925
	Victory Giant Technology Huizhou Co. Ltd., Class A	7,500	211,649
	Vipshop Holdings Ltd., ADR	176,517	2,707,771
	Visual China Group Co. Ltd., Class A	7,400	19,690
#*	Vnet Group, Inc., ADR	50,877	364,788
*	VOYAH Automobile Technology Co. Ltd., Class H	401,444	148,235
	Walvax Biotechnology Co. Ltd., Class A	11,400	20,814
	Wangsu Science & Technology Co. Ltd., Class A	11,400	23,736
#	Wanguo Gold Group Ltd.	424,000	570,382
	Wanhua Chemical Group Co. Ltd., Class A	50,180	553,168
	Want Want China Holdings Ltd.	1,350,000	581,004
	Wanxiang Qianchao Co. Ltd., Class A	18,920	31,424
	Warom Technology, Inc. Co., Class A	11,200	27,180
	Wasion Holdings Ltd.	210,000	472,638
	Wasu Media Holding Co. Ltd., Class A	39,200	40,603
	Weaver Network Technology Co. Ltd., Class A	5,400	30,032
	Weibo Corp. (9898 HK), Class A	27,640	223,836
#	Weibo Corp. (WB US), Sponsored ADR	10,541	85,909
	Weichai Power Co. Ltd., Class H	592,120	2,475,773
	Weifu High-Technology Group Co. Ltd., Class A	11,100	29,457
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,500	20,512
		Shares	Value»
CHINA — (Continued)
	Weihai Guangwei Composites Co. Ltd., Class A	5,940	$22,766
	Weilong Delicious Global Holdings Ltd.	50,600	54,599
*	WellCell Holdings Co. Ltd.	32,000	750
*	Wellhope Foods Co. Ltd., Class A	24,400	22,665
*	Wencan Group Co. Ltd., Class A	9,900	21,103
	Wens Foodstuff Group Co. Ltd., Class A	53,800	112,286
	Wenzhou Yihua Connector Co. Ltd., Class A	5,900	45,362
	Western Mining Co. Ltd., Class A	48,000	273,222
	Western Region Gold Co. Ltd., Class A	7,700	29,076
	Western Superconducting Technologies Co. Ltd., Class A	7,196	56,188
	Wharf Holdings Ltd.	411,000	1,028,997
	Willfar Information Technology Co. Ltd., Class A	4,075	18,062
*	Winall Hi-Tech Seed Co. Ltd., Class A	9,858	7,470
	Windey Energy Technology Group Co. Ltd., Class A	18,310	31,995
*	Winning Health Technology Group Co. Ltd., Class A	16,900	18,970
	Wolong Electric Group Co. Ltd., Class A	9,960	46,782
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	2,520	36,939
	Wuhan East Lake High Technology Group Co. Ltd., Class A	17,200	21,117
*	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	21,673
*	Wuhan P&S Information Technology Co. Ltd., Class A	16,700	28,532

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	9,800	$46,214
	Wuhu Token Science Co. Ltd., Class A	50,978	50,224
	Wuling Motors Holdings Ltd.	440,000	22,401
	WUS Printed Circuit Kunshan Co. Ltd., Class A	18,430	283,059
	Wushang Group Co. Ltd., Class A	23,500	25,214
Ω	WuXi AppTec Co. Ltd., Class H	44,800	918,724
	Wuxi Autowell Technology Co. Ltd., Class A	5,596	31,386
	Wuxi Best Precision Machinery Co. Ltd., Class A	16,770	52,088
	Wuxi Boton Technology Co. Ltd., Class A	11,900	34,036
	Wuxi Chipown Micro-Electronics Ltd., Class A	4,215	40,470
*	Wuxi DK Electronic Materials Co. Ltd., Class A	2,600	19,631
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	4,200	21,044
	Wuxi Longsheng Technology Co. Ltd., Class A	6,370	19,810
	Wuxi NCE Power Co. Ltd., Class A	7,000	50,305
	Wuxi Paike New Materials Technology Co. Ltd., Class A	2,600	29,392
	Wuxi Rural Commercial Bank Co. Ltd., Class A	83,300	69,737
	Wuxi Taiji Industry Ltd. Co., Class A	45,800	116,444
*	WuXi XDC Cayman, Inc.	40,000	263,854
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	34,696
	XCMG Construction Machinery Co. Ltd., Class A	194,900	258,745
	XD, Inc.	51,600	313,276
	XGD, Inc., Class A	9,776	28,520
		Shares	Value»
CHINA — (Continued)
	Xiamen Amoytop Biotech Co. Ltd., Class A	7,588	$65,612
	Xiamen Bank Co. Ltd., Class A	80,900	93,451
	Xiamen C & D, Inc., Class A	34,200	45,493
	Xiamen Changelight Co. Ltd., Class A	5,200	12,696
	Xiamen Faratronic Co. Ltd., Class A	4,500	91,171
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	4,800	22,665
	Xiamen International Airport Co. Ltd., Class A	18,394	40,562
	Xiamen Intretech, Inc., Class A	10,500	34,001
	Xiamen ITG Group Corp. Ltd., Class A	47,400	41,458
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	46,663
	Xiamen Kingdomway Group Co., Class A	16,400	34,371
	Xiamen Leading Optics Co. Ltd., Class A	4,700	19,562
	Xiamen Tungsten Co. Ltd., Class A	18,778	130,672
	Xiamen Xiangyu Co. Ltd., Class A	70,700	70,239
	Xi'an Bright Laser Technologies Co. Ltd., Class A	2,763	33,324
	Xi'an Manareco New Materials Co. Ltd., Class A	4,830	25,652
	Xi'An Shaangu Power Co. Ltd., Class A	35,600	50,603
	Xiandai Investment Co. Ltd., Class A	36,400	20,279
*	Xiangcai Co. Ltd., Class A	20,100	25,971
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,000	20,313
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	18,800	34,368
#*Ω	Xiaomi Corp., Class B	772,400	2,834,309

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xin Point Holdings Ltd.	67,000	$33,330
	Xinfengming Group Co. Ltd., Class A	44,200	127,947
	Xingfa Aluminium Holdings Ltd.	49,000	41,681
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	159,000	202,134
	Xinhuanet Co. Ltd., Class A	16,302	40,147
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,400	41,159
	Xinjiang Joinworld Co. Ltd., Class A	28,500	38,057
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	55,100	63,010
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	97,800	63,822
	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	59,815
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,699	44,608
#	Xinyi Energy Holdings Ltd.	820,194	94,027
	Xinzhi Group Co. Ltd., Class A	12,600	29,534
	Xizang Zhufeng Resources Co. Ltd., Class A	23,300	44,134
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	8,500	17,415
#*	XPeng, Inc., Class A	74,900	485,824
	Xtep International Holdings Ltd.	860,701	414,807
	Xuji Electric Co. Ltd., Class A	14,300	48,328
#*	Xunlei Ltd., ADR	27,744	148,153
#*	XXF Group Holdings Ltd.	10,000	586
Ω	Yadea Group Holdings Ltd.	369,856	506,916
	Yangling Metron New Material, Inc., Class A	22,340	52,277
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	39,500	479,120
		Shares	Value»
CHINA — (Continued)
	Yankershop Food Co. Ltd., Class A	7,460	$57,480
	Yantai China Pet Foods Co. Ltd., Class A	13,400	66,022
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	13,700	26,002
	Yantai Eddie Precision Machinery Co. Ltd., Class A	10,420	30,238
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	12,300	245,389
	YanTai Shuangta Food Co. Ltd., Class A	29,400	18,349
*	Yatsen Holding Ltd., ADR	22,187	76,101
	YD Electronic Technology Co. Ltd., Class A	4,600	39,137
	Yealink Network Technology Corp. Ltd., Class A	9,779	56,326
	Yechiu Metal Recycling China Ltd., Class A	47,600	21,829
	Yeebo International Holdings Ltd.	62,000	24,888
	YGSOFT, Inc., Class A	49,236	40,424
*	YH Entertainment Group	39,000	9,637
	Yihai International Holding Ltd.	148,000	293,269
*	Yijiahe Technology Co. Ltd., Class A	5,200	17,051
	Yinbang Clad Material Co. Ltd., Class A	11,300	15,533
	Yip's Chemical Holdings Ltd.	66,000	21,212
	Yiren Digital Ltd., Sponsored ADR	20,468	22,719
#Ω	Yixin Group Ltd.	999,000	170,218
	Yixintang Pharmaceutical Group Co. Ltd., Class A	19,400	33,561
	Yizumi Holdings Co. Ltd., Class A	15,900	50,275
	Yonfer Agricultural Technology Co. Ltd., Class A	42,000	87,074
*	Yonghui Superstores Co. Ltd., Class A	32,200	15,682

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yongjin Technology Group Co. Ltd.	13,700	$41,169
	YongXing Special Materials Technology Co. Ltd., Class A	6,399	42,736
*	Yonyou Network Technology Co. Ltd., Class A	14,600	24,041
#*	Youdao, Inc., ADR	7,159	120,271
	Youngor Fashion Co. Ltd., Class A	41,200	47,964
	Youngy Co. Ltd., Class A	4,900	44,679
*	Youzu Interactive Co. Ltd., Class A	17,100	28,633
#	YSB, Inc.	45,600	18,510
	YTO Express Group Co. Ltd., Class A	45,600	127,379
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	42,656	53,117
#	Yuexiu Property Co. Ltd.	544,058	251,046
	Yuexiu Services Group Ltd.	212,500	51,970
	Yuexiu Transport Infrastructure Ltd.	172,752	81,853
*	Yueyang Forest & Paper Co. Ltd., Class A	49,700	24,809
*	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	10,500	18,665
	Yum China Holdings, Inc. (9987 HK)	57,150	2,708,024
	Yum China Holdings, Inc. (YUMC US)	48,804	2,351,377
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	63,700	86,344
	Yunnan Copper Co. Ltd., Class A	47,700	112,018
	Yunnan Energy Investment Co. Ltd., Class A	24,500	34,805
*	Yunnan Energy New Material Group Co. Ltd., Class A	4,252	33,142
	Yunnan Nantian Electronics Information Co. Ltd., Class A	12,600	29,508
	Yunnan Tin Co. Ltd., Class A	30,000	151,317
		Shares	Value»
CHINA — (Continued)
	Yusys Technologies Co. Ltd., Class A	16,700	$41,116
	Yutong Bus Co. Ltd., Class A	52,400	250,061
	Yutong Heavy Industries Co. Ltd., Class A	14,300	19,787
#*	Zai Lab Ltd. 9688 HK	136,500	248,728
#*	Zai Lab Ltd. ZLAB US, ADR	1,400	25,578
	Zangge Mining Co. Ltd., Class A	3,500	41,701
	ZCZL Industrial Technology Group Co. Ltd., Class H	143,600	257,567
	Zhaojin Mining Industry Co. Ltd., Class H	394,000	1,068,063
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	12,200	17,453
	Zhefu Holding Group Co. Ltd., Class A	105,100	71,751
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	31,559
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	20,860	22,897
	Zhejiang Century Huatong Group Co. Ltd., Class A	49,100	98,488
	Zhejiang Cfmoto Power Co. Ltd., Class A	2,300	104,387
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	3,200	30,542
	Zhejiang China Commodities City Group Co. Ltd., Class A	37,700	71,543
	Zhejiang Chint Electrics Co. Ltd., Class A	36,700	137,162
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,500	65,553
	Zhejiang Dafeng Industry Co. Ltd., Class A	10,900	14,079
	Zhejiang Dahua Technology Co. Ltd., Class A	39,700	98,220

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	18,200	$29,380
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	68,596
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	31,600	49,430
	Zhejiang Expressway Co. Ltd., Class H	553,399	490,034
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	25,800	47,490
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	7,280	17,408
*	Zhejiang Great Southeast Co. Ltd., Class A	43,600	18,805
	Zhejiang Hailiang Co. Ltd., Class A	29,100	79,234
	Zhejiang Hailide New Material Co. Ltd., Class A	45,600	36,186
	Zhejiang HangKe Technology, Inc. Co., Class A	3,876	12,003
	Zhejiang Hangmin Co. Ltd., Class A	40,400	40,038
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	30,700	24,772
	Zhejiang Huace Film & Television Co. Ltd., Class A	32,400	33,493
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	14,810	36,683
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	14,600	23,808
	Zhejiang Huangma Technology Co. Ltd., Class A	25,700	49,606
	Zhejiang Huayou Cobalt Co. Ltd., Class A	18,840	111,489
	Zhejiang International Group Co. Ltd., Class A	10,600	14,920
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	12,900	47,013
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	$51,727
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	12,700	25,188
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	27,120	54,912
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	36,500	20,750
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	20,300	60,701
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	28,000	60,401
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	20,500	43,818
	Zhejiang Juhua Co. Ltd., Class A	29,500	172,392
	Zhejiang Lante Optics Co. Ltd., Class A	8,359	73,451
*Ω	Zhejiang Leapmotor Technology Co. Ltd., Class H	101,600	518,673
	Zhejiang Longsheng Group Co. Ltd., Class A	39,900	78,444
	Zhejiang NHU Co. Ltd., Class A	55,176	245,283
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	6,090	17,058
	Zhejiang Orient Holdings Group Co. Ltd., Class A	41,140	31,668
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	30,500	54,225
	Zhejiang Runtu Co. Ltd., Class A	31,900	64,760
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,940	66,358
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	5,500	49,067
	Zhejiang Semir Garment Co. Ltd., Class A	92,000	84,721

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	95,900	$72,044
#*	Zhejiang Shibao Co. Ltd., Class H	38,000	18,984
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	5,200	29,540
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	16,856	39,544
	Zhejiang Southeast Space Frame Co. Ltd., Class A	25,600	23,626
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	35,000	29,310
	Zhejiang Supor Co. Ltd., Class A	6,200	40,057
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	16,120	47,395
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	27,800	43,742
	Zhejiang Wanma Co. Ltd., Class A	22,800	35,010
	Zhejiang Wansheng Co. Ltd., Class A	21,800	31,960
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	42,352	95,947
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	9,600	33,660
	Zhejiang XCC Group Co. Ltd., Class A	2,400	18,448
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	27,740	42,436
	Zhejiang Xinao Textiles, Inc., Class A	54,410	47,182
	Zhejiang Xinhua Chemical Co. Ltd., Class A	5,600	22,544
	Zhejiang Yasha Decoration Co. Ltd., Class A	35,500	18,496
	Zhejiang Yinlun Machinery Co. Ltd., Class A	15,000	85,356
		Shares	Value»
CHINA — (Continued)
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	8,100	$16,244
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	14,700	68,343
*	Zhejiang Zhongxin Fluoride Materials Co. Ltd., Class A	7,600	18,156
	Zhende Medical Co. Ltd., Class A	4,700	63,334
	Zhengzhou GL Tech Co. Ltd., Class A	10,900	42,002
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	65,200	43,475
*	Zhewen Interactive Group Co. Ltd., Class A	22,400	25,930
*	Zhihu, Inc.	18,100	19,494
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	364,400	515,779
	Zhongji Innolight Co. Ltd., Class A	11,480	1,528,735
	Zhongjin Gold Corp. Ltd., Class A	65,000	222,173
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	16,900	54,684
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	45,800	50,214
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,500	32,002
*	Zhongsheng Group Holdings Ltd.	92,500	53,513
*††	Zhongtian Financial Group Co. Ltd., Class A	321,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	15,400	23,668
	ZhongYeDa Electric Co. Ltd., Class A	15,900	18,632
Ω	Zhongyuan Bank Co. Ltd., Class H	386,000	13,780
	Zhongyuan Environment-Protection Co. Ltd., Class A	19,900	21,929
	Zhuhai Enpower Electric Co. Ltd., Class A	4,800	14,156

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhuhai Huafa Properties Co. Ltd., Class A	57,400	$21,689
	Zhuhai Port Co. Ltd., Class A	27,500	20,593
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	120,650	517,932
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	7,700	54,156
	Zhuzhou Huarui Precision Cutting Tools Co. Ltd., Class A	1,986	21,271
	Zhuzhou Kibing Group Co. Ltd., Class A	63,100	52,970
*	Zhuzhou Smelter Group Co. Ltd., Class A	38,600	129,717
	Zhuzhou Times New Material Technology Co. Ltd., Class A	36,600	60,531
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	80,700	60,332
	ZJMI Environmental Energy Co. Ltd., Class A	23,500	42,066
	Zkteco Co. Ltd., Class A	6,960	24,254
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	289,200	279,341
	ZTO Express Cayman, Inc. (2057 HK)	95,300	2,280,642
	ZTO Express Cayman, Inc. (ZTO US), ADR	37,307	896,114
	ZWSOFT Co. Ltd. Guangzhou, Class A	2,037	14,535
Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	27,500	66,747
TOTAL CHINA			414,487,526
COLOMBIA — (0.2%)
	Almacenes Exito SA	112,089	166,978
	Banco de Bogota SA	1,759	21,610
	Bolsa de Valores de Colombia	3,425	17,109
	Celsia SA	49,776	79,042
		Shares	Value»
COLOMBIA — (Continued)
*	Corp. Financiera Colombiana SA	45,344	$294,624
	Grupo Cibest SA CIB US, ADR	10,886	1,007,173
	Grupo Cibest SA CIBEST CB	28,040	794,713
	Grupo Energia Bogota SA ESP	118,639	107,733
	Interconexion Electrica SA ESP	23,158	219,467
	Mineros SA	75,622	381,104
	Organizacion Terpel SA	26,643	150,314
	Promigas SA ESP	54,983	115,890
TOTAL COLOMBIA			3,355,757
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,284	615,180
Ω	Moneta Money Bank AS	59,244	542,619
TOTAL CZECH REPUBLIC			1,157,799
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	240,878	655,724
	EFG Holding SAE (EFGD LI), GDR	2,386	2,387
	EFG Holding SAE (EFGZF US), GDR	12,944	12,944
TOTAL EGYPT			671,055
GREECE — (0.6%)
	Aegean Airlines SA	11,758	165,421
*	Aktor SA Holding Co. Technical & Energy Projects	10,491	127,297
	Alpha Bank SA	230,842	1,144,682
#	Athens International Airport SA	13,472	164,182
	Athens Water Supply & Sewage Co. SA	10,020	131,739
	Autohellas Tourist & Trading SA	9,787	131,167
	Avax SA	16,792	65,983
	Bank of Greece	7,492	129,739
	Cenergy Holdings SA	13,226	330,330
	Ellaktor SA	32,777	48,317
	ElvalHalcor SA	13,516	58,715
	Eurobank SA	315,815	1,631,988
#	Fourlis Holdings SA	15,692	73,999
	GEK Terna SA	9,236	483,459

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Hellenic Telecommunications Organization SA	20,749	$478,869
	Helleniq Energy Holdings SA	43,453	650,035
#	Ideal Holdings SA	9,478	65,915
#	Intracom Holdings SA	22,109	76,952
	Jumbo SA	32,667	912,833
	Kri-Kri Milk Industry SA	1,661	53,985
*	LAMDA Development SA	23,147	169,341
	Lavipharm SA	16,249	29,864
	Metlen Energy & Metals PLC	13,100	698,886
	Motor Oil Hellas Corinth Refineries SA	23,981	1,408,805
	National Bank of Greece SA	60,618	1,134,240
	Optima bank SA	59,521	721,078
	Piraeus Bank SA	86,942	1,014,097
	Piraeus Port Authority SA	2,978	152,051
	Profile Systems & Software SA	3,107	32,262
	Quest Holdings SA	9,331	77,221
	Sarantis SA	7,488	125,116
	Thrace Plastics Holding & Co.	7,009	38,445
TOTAL GREECE			12,527,013
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	539,140	58,350
HUNGARY — (0.3%)
*	4iG Nyrt	18,019	99,873
#	ANY Security Printing Co.	2,273	48,372
	Magyar Telekom Telecommunications PLC	107,075	928,211
#*	MASTERPLAST Nyrt	1,200	10,736
	MOL Hungarian Oil & Gas PLC	69,746	998,602
	Opus Global Nyrt	46,602	52,814
	OTP Bank Nyrt	33,022	4,891,938
TOTAL HUNGARY			7,030,546
INDIA — (12.2%)
	360 ONE WAM Ltd.	25,876	307,657
	3M India Ltd.	550	200,898
*	5Paisa Capital Ltd.	7,033	25,790
	63 Moons Technologies Ltd.	10,324	102,474
	Aarti Industries Ltd.	50,049	254,985
		Shares	Value»
INDIA — (Continued)
	Aarti Pharmalabs Ltd.	14,254	$100,085
*	Aavas Financiers Ltd.	3,483	49,650
	ABB India Ltd.	5,131	389,265
	Action Construction Equipment Ltd.	13,166	147,596
	Acutaas Chemicals Ltd.	6,198	200,494
*	Adani Energy Solutions Ltd.	47,122	809,009
*	Adani Green Energy Ltd.	13,086	188,947
	Adani Total Gas Ltd.	25,171	171,952
	ADF Foods Ltd.	14,496	41,167
*	Aditya Birla Capital Ltd.	150,477	638,469
*	Aditya Birla Fashion & Retail Ltd.	56,616	35,731
*	Aditya Birla Lifestyle Brands Ltd.	77,282	76,592
	Aditya Birla Sun Life Asset Management Co. Ltd.	22,507	238,053
	Advanced Enzyme Technologies Ltd.	16,547	54,805
	Aegis Logistics Ltd.	35,588	475,870
	Aeroflex Industries Ltd.	11,464	52,256
	AGI Greenpac Ltd.	11,688	86,664
*	AGI Infra Ltd.	8,486	27,655
	Ahluwalia Contracts India Ltd.	8,799	76,033
	AIA Engineering Ltd.	8,203	391,067
	Ajanta Pharma Ltd.	11,554	420,162
	Ajmera Realty & Infra India Ltd.	9,698	12,715
	Alembic Ltd.	38,303	36,509
	Alembic Pharmaceuticals Ltd.	19,489	162,851
	Alkyl Amines Chemicals	2,935	54,697
*	Allcargo Global Ltd.	119,419	15,232
*	Allcargo Logistics Ltd.	220,660	18,559
	Amara Raja Energy & Mobility Ltd.	48,335	460,293
*	Amber Enterprises India Ltd.	4,652	362,164
	Amrutanjan Health Care Ltd.	2,676	14,432
	Anant Raj Ltd.	34,148	222,615
	Andhra Sugars Ltd.	36,545	31,510
	Angel One Ltd.	148,064	461,486
*Ω	Antony Waste Handling Cell Ltd.	7,421	33,267
	Anup Engineering Ltd.	2,718	61,392

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Anupam Rasayan India Ltd.	5,329	$67,315
	Apar Industries Ltd.	7,040	1,061,789
	Apcotex Industries Ltd.	5,022	32,373
	Apeejay Surrendra Park Hotels Ltd.	32,283	41,277
	APL Apollo Tubes Ltd.	36,986	700,666
	Apollo Pipes Ltd.	2,074	11,154
	Apollo Tyres Ltd.	175,926	792,480
	Aptus Value Housing Finance India Ltd.	43,918	119,839
	Archean Chemical Industries Ltd.	11,330	62,910
	Arvind Fashions Ltd.	29,874	140,630
	Arvind Ltd.	105,484	569,510
	Arvind SmartSpaces Ltd.	3,774	23,357
	Ashapura Minechem Ltd.	21,571	159,429
	Ashiana Housing Ltd.	11,519	47,286
	Ashok Leyland Ltd.	1,102,600	1,913,767
*	Ashoka Buildcon Ltd.	95,706	121,259
*	Asian Granito India Ltd.	74,457	42,618
	Asian Paints Ltd.	26,873	770,388
	Astral Ltd.	10,222	155,260
	AstraZeneca Pharma India Ltd.	1,166	98,996
	Atul Ltd.	4,562	322,662
Ω	AU Small Finance Bank Ltd.	51,739	567,136
	AurionPro Solutions Ltd.	6,261	48,171
*	Aurum Proptech Ltd.	5,124	11,848
	Automotive Axles Ltd.	1,422	26,842
	Avadh Sugar & Energy Ltd.	2,111	11,141
*Ω	Avalon Technologies Ltd.	4,504	85,220
	Avantel Ltd.	26,739	45,403
	Avanti Feeds Ltd.	16,476	155,669
*Ω	Avenue Supermarts Ltd.	7,352	302,314
*	AvenuesAI Ltd.	533,621	88,219
	AWL Agri Business Ltd.	48,810	96,476
	Axis Bank Ltd. (AXSB IN)	285,661	3,671,368
*	AXISCADES Technologies Ltd.	4,408	71,680
	Bajaj Auto Ltd.	8,652	1,044,251
*	Bajaj Consumer Care Ltd.	19,910	109,343
	Bajaj Finance Ltd.	390,177	4,664,296
	Bajaj Finserv Ltd.	46,303	985,079
	Balaji Amines Ltd.	3,483	77,779
		Shares	Value»
INDIA — (Continued)
	Balkrishna Industries Ltd.	20,605	$531,182
	Balmer Lawrie & Co. Ltd.	25,704	46,388
	Balrampur Chini Mills Ltd.	58,543	361,911
	Balu Forge Industries Ltd.	4,878	22,526
	Banco Products India Ltd.	35,612	237,515
Ω	Bandhan Bank Ltd.	305,637	556,751
	Bank of Baroda	181,125	460,757
	Bank of India	146,663	211,544
	Bank of Maharashtra	297,267	246,859
	Bannari Amman Sugars Ltd.	1,410	51,363
*	Bansal Wire Industries Ltd.	13,201	43,678
	BASF India Ltd.	3,315	126,584
	Bata India Ltd.	4,185	30,482
	BEML Ltd.	9,058	165,680
	Berger Paints India Ltd.	46,058	250,510
*	BF Utilities Ltd.	5,676	34,015
	Bhagiradha Chemicals & Industries Ltd.	9,947	30,109
	Bhansali Engineering Polymers Ltd.	36,104	43,929
	Bharat Bijlee Ltd.	2,346	62,251
	Bharat Petroleum Corp. Ltd.	210,876	705,734
	Bharat Rasayan Ltd.	1,360	18,232
	Bharti Airtel Ltd.	395,199	8,147,983
	BirlaNu Ltd.	1,670	23,484
	Birlasoft Ltd.	51,477	163,295
	Black Box Ltd.	15,673	124,153
	BLS International Services Ltd.	14,672	36,841
	Blue Dart Express Ltd.	1,527	82,092
	Blue Star Ltd.	27,097	476,500
	Bombay Burmah Trading Co.	10,149	159,153
	Bombay Dyeing & Manufacturing Co. Ltd.	11,785	15,113
	Bosch Ltd.	501	215,558
	Brigade Enterprises Ltd.	26,048	157,531
*	Brightcom Group Ltd.	294,298	28,899
	Britannia Industries Ltd.	20,607	1,166,980
	BSE Ltd.	46,218	1,765,239
	Campus Activewear Ltd.	15,946	37,034
	Can Fin Homes Ltd.	51,290	438,620
	Canara Bank	461,269	603,417

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Capacit'e Infraprojects Ltd.	19,654	$44,268
	Capital Small Finance Bank Ltd.	12,216	37,319
	Capri Global Capital Ltd.	46,378	112,450
	Carborundum Universal Ltd.	32,120	356,966
	Care Ratings Ltd.	6,938	123,888
*	Cartrade Tech Ltd.	13,078	372,307
	Carysil Ltd.	3,723	45,944
	Castrol India Ltd.	50,377	97,822
	CCL Products India Ltd.	36,971	447,338
	Ceat Ltd.	12,317	443,374
*	Ceigall India Ltd.	7,738	27,744
	Cello World Ltd.	4,589	16,528
	Cemindia Projects Ltd.	57,850	823,074
	Central Depository Services India Ltd.	36,308	506,493
	Centum Electronics Ltd.	1,210	45,009
	Century Enka Ltd.	5,604	35,644
	Century Plyboards India Ltd.	23,303	194,644
	Cera Sanitaryware Ltd.	1,693	108,792
	CG Power & Industrial Solutions Ltd.	60,783	548,936
	Chalet Hotels Ltd.	20,513	174,201
	Chambal Fertilisers & Chemicals Ltd.	76,373	351,074
*	Chemplast Sanmar Ltd.	8,895	18,100
	Chennai Petroleum Corp. Ltd.	13,830	182,402
*	Choice International Ltd.	15,010	129,404
	Cholamandalam Financial Holdings Ltd.	50,961	823,462
	Cholamandalam Investment & Finance Co. Ltd.	78,693	1,521,097
	CIE Automotive India Ltd.	64,286	274,837
	City Union Bank Ltd.	199,617	430,831
	Clean Science & Technology Ltd.	5,506	42,382
	CMS Info Systems Ltd.	46,552	128,445
	Coforge Ltd.	47,774	862,154
	Colgate-Palmolive India Ltd.	21,892	474,585
		Shares	Value»
INDIA — (Continued)
	Computer Age Management Services Ltd.	68,625	$571,699
	Concord Biotech Ltd.	5,502	81,916
	Confidence Petroleum India Ltd.	38,424	32,156
	Container Corp. of India Ltd.	38,742	212,864
	Coromandel International Ltd.	35,729	778,789
	Cosmo First Ltd.	5,699	53,389
	Craftsman Automation Ltd.	4,715	488,092
*	CreditAccess Grameen Ltd.	28,447	473,868
	CRISIL Ltd.	5,301	241,085
	Crompton Greaves Consumer Electricals Ltd.	177,581	484,018
*	CSB Bank Ltd.	25,878	89,595
	Cummins India Ltd.	18,773	1,084,269
	Cyient Ltd.	25,570	227,473
	Dabur India Ltd.	35,059	154,930
*	Dalmia Bharat Refractories Ltd.	192	0
	Datamatics Global Services Ltd.	6,005	52,695
	DB Corp. Ltd.	29,995	65,592
	DCB Bank Ltd.	106,371	207,192
	Ddev Plastiks Industries Ltd.	11,870	33,463
	Deep Industries Ltd.	4,293	26,902
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	541,732
	Deepak Nitrite Ltd.	16,234	282,004
*	Delhivery Ltd.	145,937	734,837
*	Devyani International Ltd.	40,324	48,133
*	Dhanlaxmi Bank Ltd.	144,571	48,524
	Dhanuka Agritech Ltd.	6,383	67,644
*	Digitide Solutions Ltd.	28,544	30,447
*	Dishman Carbogen Amcis Ltd.	24,566	47,987
	Divi's Laboratories Ltd.	9,338	791,135
	Dixon Technologies India Ltd.	7,216	1,039,456
	DLF Ltd.	53,430	367,766
	D-Link India Ltd.	4,633	21,868
	Dodla Dairy Ltd.	5,787	63,221
	Doms Industries Ltd.	414	9,799
Ω	Dr. Lal PathLabs Ltd.	21,742	433,072
*	Dredging Corp. of India Ltd.	1,423	17,005

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dynacons Systems & Solutions Ltd.	1,573	$20,295
*	Easy Trip Planners Ltd.	283,620	19,693
	eClerx Services Ltd.	20,509	397,457
	Edelweiss Financial Services Ltd.	272,403	328,320
	Eicher Motors Ltd.	19,736	1,619,592
*	EID Parry India Ltd.	50,617	403,634
	EIH Associated Hotels	10,998	35,627
	Eimco Elecon India Ltd.	1,760	32,785
	Elecon Engineering Co. Ltd.	25,763	112,823
*	Electronics Mart India Ltd.	9,644	13,143
	Elgi Equipments Ltd.	50,864	303,213
	Emami Ltd.	21,064	87,845
*	Embassy Developments Ltd.	42,306	26,986
	Emcure Pharmaceuticals Ltd.	9,336	191,821
Ω	Endurance Technologies Ltd.	10,957	315,784
	Engineers India Ltd.	89,990	207,479
	EPL Ltd.	51,078	118,864
*Ω	Equitas Small Finance Bank Ltd.	231,032	181,490
Ω	Eris Lifesciences Ltd.	16,152	229,144
	ESAB India Ltd.	1,997	117,844
	Escorts Kubota Ltd.	7,980	258,056
*	Eternal Ltd.	86,475	274,232
*	Eureka Forbes Ltd.	10,185	47,640
	Eveready Industries India Ltd.	7,960	28,562
*	Exicom Tele-Systems Ltd.	7,147	11,935
	Exide Industries Ltd.	116,825	547,679
	FDC Ltd.	24,242	104,198
*	Fedbank Financial Services Ltd.	56,650	91,116
	Federal Bank Ltd.	476,979	1,792,201
	FIEM Industries Ltd.	5,054	123,069
	Fine Organic Industries Ltd.	2,787	140,692
	Fineotex Chemical Ltd.	113,140	46,674
	Finolex Cables Ltd.	22,510	233,117
	Finolex Industries Ltd.	94,068	159,906
	Firstsource Solutions Ltd.	138,933	439,598
	Flair Writing Industries Ltd.	8,081	21,827
	Force Motors Ltd.	2,387	446,610
		Shares	Value»
INDIA — (Continued)
*	FSN E-Commerce Ventures Ltd.	171,684	$600,835
*	Fusion Finance Ltd.	26,551	57,767
	G R Infraprojects Ltd.	5,599	51,893
	Gabriel India Ltd.	40,888	618,114
	GAIL India Ltd. (GAIL IN)	401,139	760,265
	Galaxy Surfactants Ltd.	1,510	30,920
	Gandhar Oil Refinery India Ltd.	6,912	16,138
	Ganesh Housing Ltd.	7,860	60,950
	Ganesha Ecosphere Ltd.	2,332	28,963
	Garware Technical Fibres Ltd.	17,779	134,962
	Gateway Distriparks Ltd.	146,472	88,952
	GE Vernova T&D India Ltd.	23,599	1,064,543
*	Genesys International Corp. Ltd.	5,899	16,797
	Genus Power Infrastructures Ltd.	26,208	85,770
	Geojit Financial Services Ltd.	65,181	52,570
	GHCL Textiles Ltd.	44,127	52,684
	GIC Housing Finance Ltd.	19,511	30,140
	Gillette India Ltd.	2,210	176,289
	GlaxoSmithKline Pharmaceuticals Ltd.	12,096	335,961
	GMM Pfaudler Ltd.	4,670	42,418
*	GMR Airports Ltd.	381,859	421,208
*	Go Fashion India Ltd.	7,598	25,930
	GOCL Corp. Ltd.	2,446	10,369
Ω	Godrej Agrovet Ltd.	13,078	76,370
*	Godrej Properties Ltd.	17,977	395,826
*	Gokaldas Exports Ltd.	9,206	78,249
*	Gokul Agro Resources Ltd.	21,698	51,147
	Goldiam International Ltd.	20,502	80,712
	Goodluck India Ltd.	3,928	62,302
	Granules India Ltd.	63,408	550,195
	Graphite India Ltd.	27,013	185,835
*	Gravita India Ltd.	1,411	23,916
	Great Eastern Shipping Co. Ltd.	59,189	839,685
	Greaves Cotton Ltd.	32,582	81,259
	Greenlam Industries Ltd.	26,310	69,511
*	Greenpanel Industries Ltd.	10,194	20,658

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Greenply Industries Ltd.	26,592	$78,945
	Grindwell Norton Ltd.	11,681	259,762
	GSPL Transmission Ltd.	63,605	100,005
	Gufic Biosciences Ltd.	2,910	11,931
	Gujarat Ambuja Exports Ltd.	51,294	91,884
	Gujarat Energy Ltd.	190,815	554,498
	Gujarat Fluorochemicals Ltd.	3,595	164,359
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	14,665	78,351
	Gujarat Pipavav Port Ltd.	87,215	137,496
	Gujarat State Fertilizers & Chemicals Ltd.	86,135	143,587
	Gujarat Themis Biosyn Ltd.	2,566	9,647
	Gulf Oil Lubricants India Ltd.	5,828	65,101
	Gulshan Chemfill Ltd.	4,367	1,355
	Happiest Minds Technologies Ltd.	10,181	40,197
	Hariom Pipe Industries Ltd.	3,155	12,830
Ω	Harsha Engineers Ltd.	5,187	21,822
	Hatsun Agro Product Ltd.	18,463	172,405
	Havells India Ltd.	29,204	385,725
	HBL Engineering Ltd.	50,188	378,163
	HCL Technologies Ltd.	192,707	2,722,548
Ω	HDFC Asset Management Co. Ltd.	40,180	1,101,740
	HDFC Bank Ltd.	1,176,711	9,213,923
Ω	HDFC Life Insurance Co. Ltd.	40,006	230,867
	HEG Ltd.	35,055	240,598
	Heritage Foods Ltd.	16,533	57,184
	Hero MotoCorp Ltd. (HMCL IN)	26,740	1,510,043
	HFCL Ltd.	213,635	434,569
	HG Infra Engineering Ltd.	6,817	38,461
	Himadri Speciality Chemical Ltd.	55,115	431,751
	Himatsingka Seide Ltd.	28,946	23,936
*	Hinduja Global Solutions Ltd.	3,017	13,339
		Shares	Value»
INDIA — (Continued)
*	Hindustan Construction Co. Ltd.	359,038	$80,572
	Hindustan Copper Ltd.	60,962	315,509
*	Hindustan Foods Ltd.	9,700	58,352
	Hindustan Unilever Ltd.	64,353	1,415,305
*	Hindware Home Innovation Ltd.	10,616	24,673
	Hitachi Energy India Ltd.	1,645	553,339
	HI-Tech Pipes Ltd.	13,794	12,288
Ω	Home First Finance Co. India Ltd.	24,348	303,006
	Honda India Power Products Ltd.	1,269	27,917
	Housing & Urban Development Corp. Ltd.	19,548	39,852
	HPL Electric & Power Ltd.	4,627	16,036
*	Hubtown Ltd.	13,811	27,614
	Hyundai Motor India Ltd.	9,441	216,032
	ICICI Bank Ltd. (IBN US), Sponsored ADR	180,261	5,406,042
	ICICI Bank Ltd. (ICICIBC IN)	436,726	6,556,769
Ω	ICICI Lombard General Insurance Co. Ltd.	18,435	314,337
Ω	ICICI Prudential Life Insurance Co. Ltd.	25,817	139,836
	ICRA Ltd.	843	43,316
*	ideaForge Technology Ltd.	4,022	37,109
	IDFC First Bank Ltd.	827,026	735,109
*	IFB Industries Ltd.	2,707	37,035
*	IFCI Ltd.	258,538	206,593
	IFGL Refractories Ltd.	1,946	4,318
	IIFL Capital Services Ltd.	90,784	321,589
	IIFL Finance Ltd.	97,936	622,774
*	Imagicaaworld Entertainment Ltd.	27,765	13,598
	India Nippon Electricals Ltd.	1,257	15,486
	India Power Corp. Ltd.	152,487	11,824
Ω	IndiaMart InterMesh Ltd.	5,188	97,620
	Indian Bank	55,050	480,882
Ω	Indian Energy Exchange Ltd.	54,630	75,505

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indian Hotels Co. Ltd.	80,128	$621,308
	Indian Oil Corp. Ltd.	285,313	417,707
	Indian Railway Catering & Tourism Corp. Ltd.	26,817	137,743
Ω	Indian Railway Finance Corp. Ltd.	172,722	161,214
	Indigo Paints Ltd.	6,878	80,296
	Indo Count Industries Ltd.	37,669	157,180
*Ω	IndoStar Capital Finance Ltd.	8,296	21,555
	Indraprastha Gas Ltd.	113,430	180,655
*	Indus Towers Ltd.	419,263	1,726,191
	IndusInd Bank Ltd.	62,178	658,453
	Info Edge India Ltd.	40,058	514,800
	Infosys Ltd. (INFO IN)	538,564	6,396,496
#	Infosys Ltd. (INFY US), Sponsored ADR	50,991	613,422
	Ingersoll Rand India Ltd.	3,395	154,025
	Innova Captab Ltd.	1,829	18,690
*	Inox Green Energy Services Ltd.	22,397	41,061
	INOX India Ltd.	1,057	21,041
	Inox Renewable Solutions Ltd.	2,732	293
*	Inox Wind Ltd.	96,870	79,330
	Insecticides India Ltd.	4,268	28,669
	Intellect Design Arena Ltd.	28,296	213,534
Ω	InterGlobe Aviation Ltd.	26,085	1,414,105
*	Inventurus Knowledge Solutions Ltd.	5,375	103,384
	IOL Chemicals & Pharmaceuticals Ltd.	55,655	85,300
	ION Exchange India Ltd.	9,669	42,497
	IRB Infrastructure Developers Ltd.	641,501	134,340
Ω	IRCON International Ltd.	121,071	160,054
	ISGEC Heavy Engineering Ltd.	9,833	85,482
	ITC Hotels Ltd.	20,369	34,606
	J Kumar Infraprojects Ltd.	18,935	95,647
	Jai Corp. Ltd.	15,624	16,570
*	Jain Irrigation Systems Ltd.	81,211	25,437
	Jammu & Kashmir Bank Ltd.	175,864	287,792
	Jamna Auto Industries Ltd.	69,126	94,903
		Shares	Value»
INDIA — (Continued)
*	Jana Small Finance Bank Ltd.	27,134	$162,933
	Jash Engineering Ltd.	7,348	38,790
	JBM Auto Ltd.	12,945	89,637
	Jeena Sikho Lifecare Ltd.	9,750	60,303
	JG Chemicals Ltd.	2,464	12,926
	Jindal Saw Ltd.	106,358	283,668
	Jindal Stainless Ltd.	128,051	984,424
	Jio Financial Services Ltd.	261,787	702,536
*	JITF Infralogistics Ltd.	4,303	15,309
	JK Paper Ltd.	31,803	129,919
	JK Tyre & Industries Ltd.	53,575	223,953
	JM Financial Ltd.	203,225	259,983
	JSW Dulux Ltd.	3,917	120,865
	JTEKT India Ltd.	26,866	39,510
	Jubilant Foodworks Ltd.	85,611	393,779
	Jubilant Ingrevia Ltd.	23,286	179,373
	Jubilant Pharmova Ltd.	29,820	293,509
*	Jupiter Wagons Ltd.	19,730	53,478
	Jyothy Labs Ltd.	48,166	100,696
	Kajaria Ceramics Ltd.	24,770	311,923
	Kalpataru Projects International Ltd.	54,286	723,000
	Kalyan Jewellers India Ltd.	54,420	349,575
	Kamdhenu Ltd.	39,217	14,194
	Kansai Nerolac Paints Ltd.	33,093	68,333
	Karnataka Bank Ltd.	78,161	232,470
	Karur Vysya Bank Ltd.	265,564	953,716
	Kaveri Seed Co. Ltd.	7,400	60,553
	KDDL Ltd.	1,648	56,723
	KEC International Ltd.	50,474	248,608
	KEI Industries Ltd.	7,723	403,954
*	Kellton Tech Solutions Ltd.	98,660	14,718
	Kewal Kiran Clothing Ltd.	6,875	35,877
*	Keystone Realtors Ltd.	8,557	35,793
	Kfin Technologies Ltd.	9,536	93,470
	Kirloskar Brothers Ltd.	11,468	225,687
	Kirloskar Ferrous Industries Ltd.	6,547	32,920
	Kirloskar Industries Ltd.	556	22,897
	Kirloskar Oil Engines Ltd.	31,023	707,612
	Kirloskar Pneumatic Co. Ltd.	8,928	138,286
	Kitex Garments Ltd.	17,026	26,027

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	KNR Constructions Ltd.	23,652	$30,096
*	Kolte-Patil Developers Ltd.	11,761	47,204
	Kotak Mahindra Bank Ltd.	316,774	1,290,148
	KP Energy Ltd.	6,753	21,709
	KPIT Technologies Ltd.	43,029	268,719
	KPR Mill Ltd.	33,229	363,090
	KRBL Ltd.	25,358	93,265
	Krishana Phoschem Ltd.	14,535	27,682
	Krsnaa Diagnostics Ltd.	7,609	41,938
	KSB Ltd.	17,455	155,682
*	Kwality Wall's India Ltd.	64,353	20,856
	L&T Finance Ltd.	189,453	617,321
Ω	L&T Technology Services Ltd.	5,962	221,207
	LA Opala RG Ltd.	10,121	19,527
	Landmark Cars Ltd.	4,845	27,530
*	Latent View Analytics Ltd.	6,952	23,095
Ω	Laurus Labs Ltd.	44,226	841,372
	Laxmi Organic Industries Ltd.	14,496	27,144
*Ω	Lemon Tree Hotels Ltd.	61,941	71,056
	LG Balakrishnan & Bros Ltd.	13,711	227,554
	LIC Housing Finance Ltd.	139,849	766,285
	Lloyds Enterprises Ltd.	76,626	64,251
	Lloyds Metals & Energy Ltd.	27,866	594,679
	LMW Ltd.	679	113,154
Ω	Lodha Developers Ltd.	16,399	213,632
	LT Foods Ltd.	85,633	370,555
Ω	LTM Ltd.	13,241	606,633
	Lumax Auto Technologies Ltd.	16,888	277,832
	Lumax Industries Ltd.	1,385	76,769
	Madhya Bharat Agro Products Ltd.	45,395	76,393
	Mahanagar Gas Ltd.	14,076	164,205
	Maharashtra Scooters Ltd.	1,043	142,483
	Maharashtra Seamless Ltd.	14,789	87,206
	Mahindra & Mahindra Financial Services Ltd.	145,172	589,047
		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra Ltd.	134,434	$4,779,128
*	Mahindra Holidays & Resorts India Ltd.	23,517	54,137
	Mahindra Lifespace Developers Ltd.	39,206	161,055
Ω	Mahindra Logistics Ltd.	16,004	68,772
*	Man Industries India Ltd.	11,126	62,210
	Man Infraconstruction Ltd.	41,881	43,090
	Manali Petrochemicals Ltd.	16,182	10,939
	Manappuram Finance Ltd.	94,756	369,202
	Manorama Industries Ltd.	4,513	76,014
	Marico Ltd.	108,685	989,606
	Maruti Suzuki India Ltd.	14,284	2,130,997
Ω	MAS Financial Services Ltd.	26,915	89,949
	Mastek Ltd.	4,839	95,050
*	Max Estates Ltd.	5,336	22,032
*	Max Financial Services Ltd.	17,808	281,101
	Mayur Uniquoters Ltd.	9,607	75,751
	Mazagon Dock Shipbuilders Ltd.	5,407	134,970
*Ω	Medi Assist Healthcare Services Ltd.	15,387	57,622
*	Medplus Health Services Ltd.	20,782	153,484
*	Meghmani Organics Ltd.	31,708	17,927
	Metro Brands Ltd.	4,544	49,188
Ω	Metropolis Healthcare Ltd.	29,580	179,951
	Minda Corp. Ltd.	35,037	256,276
Ω	Mishra Dhatu Nigam Ltd.	11,716	48,535
	MM Forgings Ltd.	9,428	54,329
	MOIL Ltd.	28,255	83,282
	Mold-Tek Packaging Ltd.	5,289	37,222
	Monarch Networth Capital Ltd.	5,922	24,004
	Motherson Sumi Wiring India Ltd.	901,402	383,728
	Motilal Oswal Financial Services Ltd.	49,354	441,024
	Mphasis Ltd.	33,969	831,509
	MPS Ltd.	2,049	57,694

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	MRF Ltd.	607	$845,574
	Mrs Bectors Food Specialities Ltd.	51,513	111,522
*	Nalwa Sons Investments Ltd.	488	28,293
	Navin Fluorine International Ltd.	6,680	530,639
*Ω	Navkar Corp. Ltd.	9,096	9,763
	Navneet Education Ltd.	43,763	61,488
*	Nazara Technologies Ltd.	44,462	157,555
	NBCC India Ltd.	232,518	230,721
	NESCO Ltd.	10,471	116,320
	Netweb Technologies India Ltd.	5,302	250,823
*	Network18 Media & Investments Ltd.	97,791	30,193
	Neuland Laboratories Ltd.	1,875	374,341
	Newgen Software Technologies Ltd.	18,441	107,349
	NHPC Ltd.	375,814	309,942
	NIIT Learning Systems Ltd.	34,319	86,425
	NIIT Ltd.	36,285	36,180
	Nilkamal Ltd.	1,457	27,637
Ω	Nippon Life India Asset Management Ltd.	45,184	549,691
	Nitin Spinners Ltd.	5,171	29,473
	NOCIL Ltd.	31,355	53,797
	NRB Bearings Ltd.	15,300	65,476
	Nucleus Software Exports Ltd.	3,391	24,318
	Nuvama Wealth Management Ltd.	22,863	428,765
	Oberoi Realty Ltd.	25,850	494,229
	One 97 Communications Ltd.	56,111	786,197
	Oracle Financial Services Software Ltd.	6,981	819,634
*	Orchid Pharma Ltd.	3,540	36,727
	Orient Electric Ltd.	22,504	40,885
	Oriental Hotels Ltd.	27,350	37,847
	Page Industries Ltd.	1,234	520,423
	Paisalo Digital Ltd.	217,106	161,014
*	Panacea Biotec Ltd.	2,792	12,282
	Panama Petrochem Ltd.	12,821	60,993
Ω	Paradeep Phosphates Ltd.	221,642	341,011
Ω	Parag Milk Foods Ltd., Class F	20,587	45,986
		Shares	Value»
INDIA — (Continued)
*	Paramount Communications Ltd.	24,044	$16,263
	Patanjali Foods Ltd.	34,647	128,459
*	Patel Engineering Ltd.	183,802	52,683
*	PB Fintech Ltd.	19,261	323,450
*	PC Jeweller Ltd.	960,185	93,127
	PCBL Chemical Ltd.	31,076	103,318
	Pearl Global Industries Ltd.	4,305	93,050
	Persistent Systems Ltd.	23,113	1,341,567
	Petronet LNG Ltd.	348,633	1,022,820
	Phoenix Mills Ltd.	24,219	480,589
	PI Industries Ltd.	15,355	443,649
	Pidilite Industries Ltd.	48,710	820,641
	Piramal Finance Ltd.	45,840	992,024
	Pitti Engineering Ltd.	5,582	53,823
	PIX Transmissions Ltd.	1,211	21,185
Ω	PNB Housing Finance Ltd.	78,081	855,155
	PNC Infratech Ltd.	39,696	102,487
	Pokarna Ltd.	2,431	23,699
	Polycab India Ltd.	7,137	680,313
	Polyplex Corp. Ltd.	6,450	74,677
	Pondy Oxides & Chemicals Ltd.	11,015	60,827
*	Poonawalla Fincorp Ltd.	62,197	301,758
	Power Finance Corp. Ltd.	477,744	2,126,902
	Power Grid Corp. of India Ltd.	444,174	1,321,975
	Power Mech Projects Ltd.	6,308	169,318
	Praj Industries Ltd.	22,063	72,128
Ω	Prataap Snacks Ltd.	3,362	40,871
	Precision Wires India Ltd.	17,154	67,125
	Prestige Estates Projects Ltd.	31,475	533,336
	Pricol Ltd.	29,465	215,540
*	Prime Focus Ltd.	80,724	242,830
	Prime Securities Ltd.	3,220	9,381
	Prince Pipes & Fittings Ltd.	4,793	13,244
	Privi Speciality Chemicals Ltd.	3,138	119,380
	Procter & Gamble Health Ltd.	3,293	228,623
	Procter & Gamble Hygiene & Health Care Ltd.	408	36,778
	Protean eGov Technologies Ltd.	6,309	40,815

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Prudent Corporate Advisory Services Ltd.	2,820	$96,977
*	PSP Projects Ltd.	2,983	30,641
*	PTC India Financial Services Ltd.	107,802	31,249
	PTC India Ltd.	117,477	216,112
	Punjab National Bank	338,432	399,345
*	Puravankara Ltd.	13,023	28,847
*	PVR Inox Ltd.	32,842	386,841
Ω	Quess Corp. Ltd.	5,157	17,876
	Raghav Productivity Enhancers Ltd.	4,014	51,710
	Rail Vikas Nigam Ltd.	24,156	56,927
	Railtel Corp. of India Ltd.	39,873	119,162
	Rain Industries Ltd.	76,153	177,164
*	Rajesh Exports Ltd.	26,885	23,870
	Rajratan Global Wire Ltd.	4,195	21,853
	Rallis India Ltd.	16,509	37,615
	Ram Ratna Wires Ltd.	3,326	15,596
*	Rama Steel Tubes Ltd.	280,946	12,281
	Ramco Industries Ltd.	17,856	61,031
*	Ramco Systems Ltd.	6,666	40,581
	Ramkrishna Forgings Ltd.	26,315	179,836
	Rane Holdings Ltd.	1,185	21,612
	Rane Madras Ltd.	1,207	14,648
	Rashi Peripherals Ltd.	7,687	67,059
	Rashtriya Chemicals & Fertilizers Ltd.	47,699	63,486
*	Rategain Travel Technologies Ltd.	5,665	54,697
	Ratnamani Metals & Tubes Ltd.	9,803	242,433
*	Raymond Ltd.	10,083	61,254
Ω	RBL Bank Ltd.	189,739	742,623
	REC Ltd.	378,265	1,477,522
	Redington Ltd.	341,545	1,147,032
	Redtape Ltd.	61,026	84,798
	Relaxo Footwears Ltd.	9,352	39,835
	Reliance Industrial Infrastructure Ltd.	2,954	22,921
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	15,094	828,471
	Reliance Industries Ltd. (RIL IN)	420,099	5,739,448
Ω	Reliance Industries Ltd. (RLNIY US), Sponsored GDR	86,638	4,739,099
		Shares	Value»
INDIA — (Continued)
*	Religare Enterprises Ltd.	35,776	$94,817
	Repco Home Finance Ltd.	14,240	57,367
	Responsive Industries Ltd.	14,815	26,614
	Rhi Magnesita India Ltd.	24,901	101,229
	Rico Auto Industries Ltd.	28,598	42,541
	RITES Ltd.	39,156	87,886
	Rossari Biotech Ltd.	5,064	26,750
	RPG Life Sciences Ltd.	1,324	38,559
*	RPSG Ventures Ltd.	5,058	49,630
	Safari Industries India Ltd.	5,600	90,962
	Sai Silks Kalamandir Ltd.	20,414	19,127
	Saksoft Ltd.	2,216	3,940
*Ω	Salasar Techno Engineering Ltd.	359,718	22,165
*	SAMHI Hotels Ltd.	53,903	101,611
*	Sammaan Capital Ltd.	244,719	416,541
	Samvardhana Motherson International Ltd.	1,092,826	1,727,728
	Sandhar Technologies Ltd.	9,738	63,732
	Sandur Manganese & Iron Ores Ltd.	9,783	21,834
	Sangam India Ltd.	4,409	28,039
	Sanghvi Movers Ltd.	19,422	83,438
	Sanofi Consumer Healthcare India Ltd.	2,430	117,591
Ω	Sansera Engineering Ltd.	17,379	611,569
*	Sapphire Foods India Ltd.	28,463	54,998
	Saregama India Ltd.	20,984	114,364
	Sasken Technologies Ltd.	2,274	43,502
*	Satin Creditcare Network Ltd.	25,445	63,600
	Savita Oil Technologies Ltd.	7,544	47,397
	SBI Cards & Payment Services Ltd.	14,188	98,062
Ω	SBI Life Insurance Co. Ltd.	26,119	517,227
	Schaeffler India Ltd.	8,670	370,510
*	Schneider Electric Infrastructure Ltd.	14,576	206,696
*	SEAMEC Ltd.	4,312	65,120
	Senco Gold Ltd.	16,665	70,354

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	SEPC Ltd.	350,180	$21,843
Ω	SH Kelkar & Co. Ltd.	19,183	32,973
	Shaily Engineering Plastics Ltd.	3,787	121,048
	Shakti Pumps India Ltd.	23,921	130,267
	Shankara Buildpro Ltd.	4,445	58,166
	Shanthi Gears Ltd.	5,846	25,162
	Sharda Cropchem Ltd.	9,213	79,230
	Share India Securities Ltd.	28,935	54,151
*	Sheela Foam Ltd.	6,929	57,099
	Shilpa Medicare Ltd.	32,144	206,977
	Shipping Corp. of India Land & Assets Ltd.	79,327	34,279
	Shipping Corp. of India Ltd.	75,282	228,782
	Shivalik Bimetal Controls Ltd.	8,329	65,134
*	Shree Renuka Sugars Ltd.	110,270	25,249
	Shriram Finance Ltd.	267,167	2,926,787
	Shriram Pistons & Rings Ltd.	6,260	287,680
*	Shriram Properties Ltd.	21,479	18,950
	Siemens Energy India Ltd.	4,010	135,975
*	Siemens Ltd.	4,010	157,192
*	Simplex Infrastructures Ltd.	8,149	20,049
*	Sindhu Trade Links Ltd.	59,201	15,189
	SIS Ltd.	3,974	17,610
	Siyaram Silk Mills Ltd.	7,437	47,073
	SJS Enterprises Ltd.	8,889	222,348
	SJVN Ltd.	58,892	42,588
*	SKF India Industrial Ltd.	7,276	208,948
	SKF India Ltd.	7,276	112,864
	Skipper Ltd.	10,332	56,991
	SML Mahindra Ltd.	418	24,896
	SMS Pharmaceuticals Ltd.	6,063	23,804
	Sobha Ltd.	13,472	193,851
*	Solara Active Pharma Sciences Ltd.	12,351	66,645
Ω	Sona Blw Precision Forgings Ltd.	33,718	271,557
	Sonata Software Ltd.	64,362	216,376
	South Indian Bank Ltd.	591,857	290,444
		Shares	Value»
INDIA — (Continued)
	Southern Petrochemical Industries Corp. Ltd.	29,480	$20,559
	SP Apparels Ltd.	2,998	31,255
*	Spandana Sphoorty Financial Ltd.	12,956	35,271
*	SPML Infra Ltd.	9,483	19,174
	SRF Ltd.	23,492	646,032
*	Star Health & Allied Insurance Co. Ltd.	58,828	367,805
	State Bank of India (SBID LI), GDR	382	41,619
	State Bank of India (SBIN IN)	335,344	3,609,816
	State Bank of India (SBKFF US), GDR	4,246	459,417
	Steelcast Ltd.	383	1,264
*	Sterling & Wilson Renewable	21,475	45,926
*	STL Networks Ltd.	37,796	9,612
	Strides Pharma Science Ltd.	29,185	315,081
*	Stylam Industries Ltd.	3,769	133,706
	Styrenix Performance Materials Ltd.	649	16,879
*	Subex Ltd.	153,700	19,856
	Subros Ltd.	11,222	96,633
	Sudarshan Chemical Industries Ltd.	5,850	62,544
	Sumitomo Chemical India Ltd.	24,759	132,957
	Sun TV Network Ltd.	49,913	265,946
	Sundaram Finance Ltd.	17,197	841,282
	Sundaram-Clayton Ltd.	520	6,818
	Sundram Fasteners Ltd.	38,121	391,434
	Sunteck Realty Ltd.	11,949	37,942
	Suprajit Engineering Ltd.	34,194	181,281
	Supreme Industries Ltd.	11,688	425,999
	Supreme Petrochem Ltd.	30,603	229,452
	Supriya Lifescience Ltd.	8,469	76,823
	Surya Roshni Ltd.	17,473	43,683
*	Suryoday Small Finance Bank Ltd.	30,878	52,545
*	Suzlon Energy Ltd.	1,816,198	913,385
	Swan Corp. Ltd.	12,050	38,742
	Swaraj Engines Ltd.	2,802	106,424
	Symphony Ltd.	3,005	21,671
*	Syncom Formulations India Ltd.	73,559	10,132

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TAJGVK Hotels & Resorts Ltd.	4,104	$15,614
	Talbros Automotive Components Ltd.	6,205	26,583
	Tamilnad Mercantile Bank Ltd.	32,478	290,666
	Tanla Platforms Ltd.	7,089	43,562
*	TARC Ltd.	31,200	44,932
	Tata Communications Ltd.	26,038	478,848
	Tata Consultancy Services Ltd.	111,407	2,764,433
	Tata Consumer Products Ltd.	39,005	442,179
	Tata Elxsi Ltd.	7,681	296,401
	Tata Motors Ltd./new	486,145	2,217,214
	Tata Motors Passenger Vehicles Ltd.	486,145	1,732,242
	Tata Technologies Ltd.	50,616	396,010
	Tatva Chintan Pharma Chem Pvt Ltd.	2,062	38,618
	TCI Express Ltd.	3,568	20,113
	TCPL Packaging Ltd.	810	26,744
	TD Power Systems Ltd.	44,751	529,488
	Tech Mahindra Ltd.	89,828	1,562,178
	Techno Electric & Engineering Co. Ltd.	7,890	80,973
	Technocraft Industries India Ltd.	1,903	51,217
	Tega Industries Ltd.	5,396	83,964
	Texmaco Infrastructure & Holdings Ltd.	15,361	18,350
	Texmaco Rail & Engineering Ltd.	70,472	82,380
	Thanga Mayil Jewellery Ltd.	2,416	132,314
	Thejo Engineering Ltd.	954	21,087
	Thermax Ltd.	2,621	118,145
	Thirumalai Chemicals Ltd.	23,207	42,784
	Thomas Cook India Ltd.	64,054	70,252
Ω	Thyrocare Technologies Ltd.	21,576	130,770
	Time Technoplast Ltd.	129,394	282,050
	Timken India Ltd.	8,707	286,317
	Tips Music Ltd.	10,906	76,215
	Titagarh Rail System Ltd.	20,504	176,073
	Titan Co. Ltd.	48,990	2,506,217
		Shares	Value»
INDIA — (Continued)
	Torrent Pharmaceuticals Ltd.	14,194	$764,862
	Torrent Power Ltd.	27,943	412,537
	Tourism Finance Corp. of India Ltd.	148,450	158,283
*	Transformers & Rectifiers India Ltd.	22,068	68,469
	Transport Corp. of India Ltd.	13,486	131,601
	Trent Ltd.	43,662	1,372,803
	Trident Ltd.	410,700	106,444
	Triveni Turbine Ltd.	38,438	242,577
	TTK Prestige Ltd.	6,367	42,767
	Tube Investments of India Ltd.	13,185	379,925
	TVS Holdings Ltd.	2,529	389,453
	TVS Motor Co. Ltd.	19,941	900,479
	TVS Srichakra Ltd.	1,547	63,891
*	TVS Supply Chain Solutions Ltd.	43,506	61,529
	Uflex Ltd.	13,955	68,724
*Ω	Ujjivan Small Finance Bank Ltd.	386,050	290,365
*	Unichem Laboratories Ltd.	9,330	50,344
	Union Bank of India Ltd.	398,765	713,517
	Uniparts India Ltd.	3,826	29,174
	Universal Cables Ltd.	2,727	38,601
	UNO Minda Ltd.	46,700	577,359
	UPL Ltd.	137,935	871,231
	Usha Martin Ltd.	56,679	295,131
	UTI Asset Management Co. Ltd.	22,187	209,761
*	V2 Retail Ltd.	87,960	200,908
	VA Tech Wabag Ltd.	16,083	332,579
	Vadilal Industries Ltd.	632	47,855
	Vaibhav Global Ltd.	19,165	53,590
*	Valor Estate Ltd.	41,589	49,178
	Vardhman Textiles Ltd.	62,041	380,721
Ω	Varroc Engineering Ltd.	19,549	139,484
	Varun Beverages Ltd.	188,537	869,121
	Vedant Fashions Ltd.	9,267	40,125
	Veedol Corp. Ltd.	2,565	37,749
	Venky's India Ltd.	696	11,007
Ω	Venus Pipes & Tubes Ltd.	3,149	55,528
	Vesuvius India Ltd.	29,870	138,645
	V-Guard Industries Ltd.	68,621	226,290
	Vijaya Diagnostic Centre Ltd.	12,655	178,557
	Vimta Labs Ltd.	3,186	20,275
	Vinati Organics Ltd.	6,436	87,740

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Vindhya Telelinks Ltd.	1,779	$37,210
	Vintage Coffee & Beverages Ltd.	18,649	29,101
*	V-Mart Retail Ltd.	4,452	35,983
*	Vodafone Idea Ltd.	2,832,213	386,487
	Voltamp Transformers Ltd.	2,012	209,711
	Voltas Ltd.	20,306	281,358
	VRL Logistics Ltd.	28,697	79,706
	VST Tillers Tractors Ltd.	1,647	76,695
*	Waaree Renewable Technologies Ltd.	4,920	47,049
*	Walchandnagar Industries Ltd.	14,309	34,525
*	Websol Energy System Ltd.	84,042	85,293
	Welspun Corp. Ltd.	43,471	751,604
	Welspun Enterprises Ltd.	22,696	141,450
	Welspun Living Ltd.	121,346	198,030
	West Coast Paper Mills Ltd.	9,857	58,889
	Westlife Foodworld Ltd.	8,187	43,497
	Wheels India Ltd.	1,832	27,011
	Whirlpool of India Ltd.	8,520	71,611
	Windlas Biotech Ltd.	2,051	18,465
	Wipro Ltd.	449,443	867,369
	Wonderla Holidays Ltd.	8,149	40,706
	XPRO India Ltd.	2,112	33,553
*	Yatra Online Ltd.	16,438	18,364
*	Yes Bank Ltd.	2,028,963	484,167
	Zee Entertainment Enterprises Ltd.	210,383	251,666
	Zensar Technologies Ltd.	50,597	269,152
TOTAL INDIA			253,552,569
INDONESIA — (0.5%)
	Adi Sarana Armada Tbk. PT	486,400	16,456
	Alam Sutera Realty Tbk. PT	2,013,400	13,073
	Alamtri Minerals Indonesia Tbk. PT	559,000	46,978
*	Allo Bank Indonesia Tbk. PT	699,400	36,854
*	Apollo Global Interactive Tbk. PT	9,700	907
	Astra Otoparts Tbk. PT	444,800	68,074
	Asuransi Tugu Pratama Indonesia Tbk. PT	478,100	32,363
		Shares	Value»
INDONESIA — (Continued)
*	Bank Aladin Syariah Tbk. PT	1,415,300	$22,028
	Bank Amar Indonesia Tbk. PT	1,597,862	19,596
*	Bank Artha Graha Internasional Tbk. PT	976,400	7,595
	Bank Central Asia Tbk. PT	4,443,100	1,557,194
*	Bank China Construction Bank Indonesia Tbk. PT	4,112,500	15,771
*	Bank Ganesha Tbk. PT	1,234,200	7,813
*	Bank KB Indonesia Tbk. PT	9,325,843	26,934
	Bank Mandiri Persero Tbk. PT	5,108,888	1,188,684
*	Bank Mayapada International Tbk. PT	3,936,946	42,887
	Bank Maybank Indonesia Tbk. PT	2,875,800	30,524
	Bank Negara Indonesia Persero Tbk. PT	1,880,000	368,123
	Bank OCBC Nisp Tbk. PT	1,188,200	85,151
	Bank Pan Indonesia Tbk. PT	1,126,000	55,983
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	713,300	20,600
	Bank Rakyat Indonesia Persero Tbk. PT	4,962,686	834,604
*	Bank Tabungan Negara Persero Tbk. PT	2,178,081	146,672
*	Barito Pacific Tbk. PT	396,103	40,297
	BISI International Tbk. PT	736,400	27,007
*	Buana Lintas Lautan Tbk. PT	8,333,400	209,028
*	Bukalapak.com Tbk. PT	5,088,200	33,295
*	Bumi Resources Minerals Tbk. PT	1,680,900	52,076
*	Bumi Serpong Damai Tbk. PT	432,800	13,698
*	Capital Financial Indonesia Tbk. PT	567,000	57,763
*	Cemindo Gemilang PT	288,900	12,827
	Charoen Pokphand Indonesia Tbk. PT	541,415	99,143

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Ciputra Development Tbk. PT	872,800	$27,857
	Cisarua Mountain Dairy Tbk. PT	94,900	24,315
*	Citra Marga Nusaphala Persada Tbk. PT	854,102	63,729
*	Darma Henwa Tbk. PT	3,899,100	99,189
	Dayamitra Telekomunikasi PT	1,648,600	42,366
	Dharma Satya Nusantara Tbk. PT	1,491,000	110,736
	Elnusa Tbk. PT	1,746,000	67,416
	Erajaya Swasembada Tbk. PT	4,250,500	98,898
	ESSA Industries Indonesia Tbk. PT	1,874,400	66,596
	Gajah Tunggal Tbk. PT	418,200	28,510
	Garudafood Putra Putri Jaya Tbk. PT	1,550,700	25,293
*	Global Mediacom Tbk. PT	2,101,300	13,767
	Golden Energy Mines Tbk. PT	50,500	18,167
*	Impack Pratama Industri Tbk. PT	1,589,600	135,790
	Indah Kiat Pulp & Paper Tbk. PT	553,300	257,201
	Indofood CBP Sukses Makmur Tbk. PT	188,400	73,016
	Indofood Sukses Makmur Tbk. PT	1,297,100	502,169
	Indomobil Sukses Internasional Tbk. PT	391,200	18,519
	Indosat Tbk. PT	1,222,500	128,643
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	2,685,400	13,612
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,001,772	40,284
*††	Inti Agri Resources Tbk. PT	3,873,200	0
	Japfa Comfeed Indonesia Tbk. PT	2,423,400	289,966
	Jaya Real Property Tbk. PT	562,800	33,807
	Map Aktif Adiperkasa PT	4,333,700	156,627
	Mayora Indah Tbk. PT	509,325	47,716
		Shares	Value»
INDONESIA — (Continued)
*	MD Entertainment Tbk. PT	150,700	$8,856
	MDS Retailing Tbk. PT	134,200	11,643
	Metrodata Electronics Tbk. PT	2,389,000	67,197
	Metropolitan Kentjana Tbk. PT	9,800	11,862
*	MNC Digital Entertainment Tbk. PT	1,918,800	42,684
*	MNC Tourism Indonesia Tbk. PT	4,122,600	19,029
	Nusantara Sawit Sejahtera Tbk	50,800	3,124
	Pabrik Kertas Tjiwi Kimia Tbk. PT	30,400	10,878
*	Pacific Strategic Financial Tbk. PT	721,900	26,542
	Pakuwon Jati Tbk. PT	2,957,600	43,724
	Pam Mineral Tbk. PT	736,000	19,479
*	Panin Financial Tbk. PT	5,975,200	75,575
*	Paninvest Tbk. PT	314,700	12,673
	Pantai Indah Kapuk Dua Tbk. PT	43,726	15,113
*††	Pool Advista Indonesia Tbk. PT	350,400	183
	Puradelta Lestari Tbk. PT	3,337,300	27,409
	Rukun Raharja Tbk. PT	1,694,000	83,094
	Salim Ivomas Pratama Tbk. PT	1,247,200	42,608
	Sarana Menara Nusantara Tbk. PT	2,294,000	51,373
	Sariguna Primatirta Tbk. PT	2,059,800	44,225
	Sawit Sumbermas Sarana Tbk. PT	274,000	15,199
	Selamat Sempurna Tbk. PT	1,255,100	124,901
*	Sinar Mas Multiartha Tbk. PT	16,500	18,508
	Steel Pipe Industry of Indonesia PT	1,516,900	37,022
	Sumber Alfaria Trijaya Tbk. PT	3,475,600	255,596
	Summarecon Agung Tbk. PT	933,020	16,902
	Surya Semesta Internusa Tbk. PT	1,314,100	120,413
*††	Suryainti Permata Tbk. PT	1,280,000	0
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	41,265	604,945

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Temas Tbk. PT	3,434,000	$23,080
	Tempo Scan Pacific Tbk. PT	330,100	52,751
	Total Bangun Persada Tbk. PT	191,100	12,110
	Trimegah Bangun Persada Tbk. PT	2,204,400	109,488
*	Trimegah Sekuritas Indonesia Tbk. PT	66,000	2,067
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	879,400	72,021
	Unilever Indonesia Tbk. PT	322,300	31,435
*††	Waskita Karya Persero Tbk. PT	3,281,726	6,908
*††	Wijaya Karya Persero Tbk. PT	2,898,349	6,161
	XLSMART Telecom Sejahtera Tbk. PT	2,237,149	302,941
TOTAL INDONESIA			10,003,906
KUWAIT — (0.5%)
	A'ayan Leasing & Investment Co. KSCP	297,641	276,288
	A'ayan Real Estate Co. SAK	51,762	32,644
	Agility Public Warehousing Co. KSCC	494,572	234,420
	Al Ahli Bank of Kuwait KSCP	189,912	164,936
*	Al Arabiya Real Estate Co. KSC	74,998	42,884
*	Al Argan International Real Estate Co. KSCP	58,997	21,997
††	Al-Eid Food KSC	31,315	4,150
	Ali Alghanim Sons Automotive Co. KSCC	53,639	155,269
	Arkan Al-Kuwait Real Estate Co. KSC	42,158	40,294
	Arzan Financial Group for Financing & Investment KPSC	238,905	243,945
	Beyout Holding Co. KPSC	14,400	16,069
	Boubyan Bank KSCP	49,032	102,155
	Boubyan Petrochemicals Co. KSCP	158,282	315,546
	Boursa Kuwait Securities Co. KPSC	31,023	281,369
		Shares	Value»
KUWAIT — (Continued)
	Burgan Bank SAK	214,259	$130,231
	Combined Group Contracting Co. SAK	29,751	90,789
	Commercial Facilities Co. SAKP	68,938	60,307
	Commercial Real Estate Co. KSC	406,966	254,633
*	First Investment Co. KSCP	88,762	37,166
	Gulf Bank KSCP	409,411	465,666
	Gulf Cables & Electrical Industries Group Co. KSCP	42,508	230,025
	Heavy Engineering & Ship Building Co. KSCP, Class B	53,403	116,300
	Humansoft Holding Co. KSC	8,347	64,589
*	IFA Hotels & Resorts-KPSC	5,683	10,817
	Integrated Holding Co. KCSC	77,652	105,565
	KAMCO Investment Co. KSC	28,922	19,087
*	Kuwait Business Town Real Estate Co. KSCP	39,956	10,223
	Kuwait Financial Centre SAK	160,786	69,265
	Kuwait International Bank KSCP	449,272	370,545
	Kuwait Investment Co. SAK	61,720	36,653
	Kuwait Portland Cement Co. KSC	11,401	24,031
*	Kuwait Real Estate Co. KSC	308,216	330,257
	Kuwait Telecommunications Co.	99,348	201,831
	Mabanee Co. KPSC	128,055	384,250
	Mezzan Holding Co. KSCC	41,370	145,410
	Mobile Telecommunications Co. KSCP	767,433	1,482,239
	Munshaat Real Estate Projects Co. KSCP	42,110	30,416
	National Bank of Kuwait SAKP	907,689	2,519,485
*	National Consumer Holding Co. SAK	125,908	40,114
	National Industries Co. KSC	19,461	17,065

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	National Industries Group Holding SAK	486,531	$358,409
	National Investments Co. KSCP	220,422	182,938
	Oula Fuel Marketing Co.	83,564	86,522
*	Privatization Holding Co. KSCP	84,512	38,158
*	Rasiyat Holding Co.	18,109	37,962
	Real Estate Facilities Co.	2,068	1,537
	Salhia Real Estate Co. KSCP	122,726	151,331
*	Securities House KSC	96,874	26,500
	Specialities Group Holding Co. KSCC, Class C	58,190	50,934
††	Sultan Center Food Products Co. KSC	4,567	266
*	United Real Estate Co. SAKP	26,659	24,329
	Warba Bank KSCP	640,515	578,807
TOTAL KUWAIT			10,716,618
MALAYSIA — (1.1%)
	Able Global Bhd.	41,700	15,839
	Aeon Co. M Bhd.	218,300	56,082
	AEON Credit Service M Bhd.	90,180	123,717
#	AFFIN Bank Bhd.	232,122	125,620
	Ajinomoto Malaysia Bhd.	7,500	34,605
	Alliance Bank Malaysia Bhd.	332,041	386,902
	Allianz Malaysia Bhd.	25,900	132,952
	Alpha IVF Group Bhd.	252,800	17,364
	AME Elite Consortium Bhd.	127,000	42,618
	AMMB Holdings Bhd. (AMM MK)	405,175	671,061
	Ancom Nylex Bhd.	207,979	44,763
*	Astro Malaysia Holdings Bhd.	350,300	5,525
	Aumas Resources Bhd.	207,300	17,294
	Aurelius Technologies Bhd.	137,000	24,109
	Axiata Group Bhd.	429,448	208,651
#	Bank Islam Malaysia Bhd.	208,631	108,648
	Batu Kawan Bhd.	39,200	201,589
*	Bermaz Auto Bhd.	200,200	47,721
#*	Bumi Armada Bhd.	717,300	62,608
	Bursa Malaysia Bhd.	122,400	257,443
*	Cape Ems Bhd.	362,300	23,503
		Shares	Value»
MALAYSIA — (Continued)
*	Capital A Bhd.	731,800	$66,063
#	CB Industrial Product Holding Bhd.	114,580	29,328
	CCK Consolidated Holdings Bhd.	38,000	10,433
	CelcomDigi Bhd.	268,200	195,686
*	Chin Hin Group Bhd.	110,300	56,698
	CIMB Group Holdings Bhd.	1,193,549	2,304,967
	Coastal Contracts Bhd.	59,100	20,512
	Crescendo Corp. Bhd.	68,600	20,961
*	D&O Green Technologies Bhd.	452,600	35,386
*	Dagang NeXchange Bhd.	422,500	46,694
#	Dayang Enterprise Holdings Bhd.	356,445	139,733
	Dialog Group Bhd.	354,214	172,058
	DRB-Hicom Bhd.	391,300	93,685
	Duopharma Biotech Bhd.	175,097	52,285
	Dutch Lady Milk Industries Bhd.	3,000	23,510
#	DXN Holdings Bhd.	366,000	41,588
	Eastern & Oriental Bhd.	238,700	43,721
	Eco World Development Group Bhd.	253,100	127,647
	EG Industries Bhd.	58,300	26,195
*	Ekovest Bhd.	33,950	1,665
#*	Elridge Energy Holdings Bhd.	139,500	27,951
#	Farm Fresh Bhd.	236,200	129,341
	Fraser & Neave Holdings Bhd.	22,500	152,979
	Frontken Corp. Bhd.	340,950	433,877
	Gamuda Bhd.	204,904	214,092
	Gas Malaysia Bhd.	76,700	98,173
#	Genting Plantations Bhd.	56,900	80,217
*	Greatech Technology Bhd.	86,600	50,215
	Guan Chong Bhd.	263,900	77,203
	HAP Seng Consolidated Bhd.	119,720	81,194
	Hap Seng Plantations Holdings Bhd.	101,200	61,280
	Hartalega Holdings Bhd.	330,700	82,527
#*	Hengyuan Refining Co. Bhd.	68,100	25,060
#	Hextar Global Bhd.	390,823	73,678
	Hiap Teck Venture Bhd.	378,800	24,103

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Hong Leong Bank Bhd.	25,090	$135,372
	Hong Leong Financial Group Bhd.	27,013	122,413
	Hong Leong Industries Bhd.	22,900	99,207
#	Hume Cement Industries Bhd.	31,200	21,912
	Hup Seng Industries Bhd.	164,800	38,108
	IGB Bhd.	145,230	83,290
	IJM Corp. Bhd.	441,414	259,420
#	Inari Amertron Bhd.	337,563	182,818
	Innoprise Plantations Bhd.	21,300	11,372
	IOI Corp. Bhd.	150,405	162,944
	IOI Properties Group Bhd.	295,710	274,208
#	ITMAX SYSTEM Bhd.	111,300	129,160
	Jaya Tiasa Holdings Bhd.	239,505	65,652
*	JCY International Bhd.	105,200	9,278
	Keck Seng Malaysia Bhd.	49,000	62,243
	Kelington Group Bhd.	147,400	299,017
	Kerjaya Prospek Group Bhd.	145,309	90,263
#	Kim Loong Resources Bhd.	89,860	61,671
	Kimlun Corp. Bhd.	42,500	10,128
*	Kinergy Advancement Bhd.	134,300	13,484
††	KNM Group Bhd.	277,084	68
#	Kossan Rubber Industries Bhd.	500,800	128,549
#	KSL Holdings Bhd.	131,504	93,265
	Kuala Lumpur Kepong Bhd.	81,282	418,507
#	Lagenda Properties Bhd.	143,100	49,057
	Land & General Bhd.	648,400	26,196
	LBS Bina Group Bhd.	185,772	19,307
#	Leong Hup International Bhd.	426,800	80,323
	LPI Capital Bhd.	96,300	353,825
	Magni-Tech Industries Bhd.	96,933	40,769
#	Mah Sing Group Bhd.	349,552	88,885
#	Malayan Banking Bhd.	534,730	1,425,584
#	Malayan Flour Mills Bhd.	286,250	44,874
#	Malaysian Pacific Industries Bhd.	25,563	286,379
#	Matrix Concepts Holdings Bhd.	488,812	144,531
		Shares	Value»
MALAYSIA — (Continued)
	Maxis Bhd.	141,400	$128,044
	MBM Resources Bhd.	60,030	69,220
	MBSB Bhd.	649,595	100,982
	Mega First Corp. Bhd.	238,800	174,770
	Mi Technovation Bhd.	92,300	125,422
	MISC Bhd.	89,200	174,338
	MKH Oil Palm East Kalimantan Bhd.	23,459	3,756
	MNRB Holdings Bhd.	186,567	122,641
#Ω	Mr. DIY Group M Bhd.	664,500	256,802
*	MSM Malaysia Holdings Bhd.	50,100	7,421
	Muhibbah Engineering M Bhd.	168,550	21,236
#	NEXG Bhd.	422,100	28,261
*	Nextgreen Global Bhd.	55,200	9,918
††	Nylex Malaysia Bhd.	3,235	36
#	OCK Group Bhd.	213,600	19,612
	OSK Holdings Bhd.	535,044	259,000
#	Padini Holdings Bhd.	201,150	71,737
	Pantech Group Holdings Bhd.	219,367	34,632
#	Pecca Group Bhd.	76,700	24,936
	Pekat Group Bhd.	53,200	23,128
	Petron Malaysia Refining & Marketing Bhd.	10,600	8,770
	Petronas Chemicals Group Bhd.	241,400	283,129
	Petronas Dagangan Bhd.	45,200	215,764
	PPB Group Bhd.	103,660	238,152
#	Press Metal Aluminium Holdings Bhd.	337,100	654,392
	Public Bank Bhd.	1,245,650	1,574,776
	QES Group Bhd.	163,700	22,979
	QL Resources Bhd.	290,559	284,243
	RCE Capital Bhd.	222,100	58,097
	RHB Bank Bhd.	315,178	659,217
	Sam Engineering & Equipment M Bhd.	58,500	65,129
#	Sarawak Oil Palms Bhd.	155,320	193,935
	Sarawak Plantation Bhd.	25,300	26,389
	Scicom MSC Bhd.	29,200	13,849
	Scientex Bhd.	253,200	229,388
	SD Guthrie Bhd.	9,700	15,591
	Sime Darby Bhd.	731,600	386,370
#	Sime Darby Property Bhd.	613,500	202,182
	SKP Resources Bhd.	640,100	50,177
	Southern Cable Group Bhd.	48,700	27,256

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	SP Setia Bhd. Group	841,368	$191,358
#	Suria Capital Holdings Bhd.	55,420	17,035
	Syarikat Takaful Malaysia Keluarga Bhd.	144,368	113,076
#	Ta Ann Holdings Bhd.	107,926	150,532
	Taliworks Corp. Bhd.	197,300	14,012
#	Telekom Malaysia Bhd.	140,763	266,885
	Teo Seng Capital Bhd.	152,700	34,429
	Thong Guan Industries Bhd.	56,900	20,766
	TIME dotCom Bhd.	139,500	204,845
#*	Tropicana Corp. Bhd.	272,328	80,769
#	TSH Resources Bhd.	225,200	64,443
#	Uchi Technologies Bhd.	115,170	78,889
	Unisem M Bhd.	48,900	54,395
	United Malacca Bhd.	20,100	28,917
	United Plantations Bhd.	51,700	427,216
	UOA Development Bhd.	210,240	87,522
*	UWC Bhd.	78,300	121,299
	Velesto Energy Bhd.	2,053,335	125,322
	ViTrox Corp. Bhd.	66,200	140,333
#	VS Industry Bhd.	1,045,195	58,785
#	Wasco Bhd.	102,300	17,656
*	WCT Holdings Bhd.	376,235	36,272
	Well Chip Group Bhd.	88,800	22,941
#	Wellcall Holdings Bhd.	160,650	44,789
	Westports Holdings Bhd.	125,662	218,979
	Yinson Holdings Bhd.	370,808	176,830
	YTL Corp. Bhd.	802,156	380,004
	YTL Power International Bhd.	267,699	273,527
#	Zetrix Ai Bhd.	2,403,217	437,224
TOTAL MALAYSIA			23,816,125
MEXICO — (1.8%)
*	Alpek SAB de CV	610,169	453,412
	Alsea SAB de CV	126,520	307,982
#	America Movil SAB de CV (AMXB MM)	2,972,947	3,776,370
	Arca Continental SAB de CV	50,653	578,549
	Axtel SAB de CV	549,874	84,452
#Ω	Banco del Bajio SA	350,228	1,163,753
	Bolsa Mexicana de Valores SAB de CV	138,503	308,282
	Cemex SAB de CV (CEMEXCPO MM)	586,116	695,102
		Shares	Value»
MEXICO — (Continued)
	Cemex SAB de CV (CX US), Sponsored ADR	178,944	$2,115,118
*	Cia Minera Autlan SAB de CV	4,730	2,021
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	4,477	484,725
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	22,065	239,435
	Consorcio ARA SAB de CV	236,092	68,022
	Controladora AXTEL SAB de CV	1,529,960	77,207
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	233,212	182,455
	Corp. Actinver SAB de CV	9,800	12,165
	Corp. Inmobiliaria Vesta SAB de CV	169,303	585,148
#	Corporativo Fragua SAB de CV	1,553	43,936
#	El Puerto de Liverpool SAB de CV, Class C1	26,766	160,616
#*††	Empresas ICA SAB de CV	72,400	0
#	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	69,053	884,917
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	1,259	161,139
	Gentera SAB de CV	628,260	1,458,606
#	Gruma SAB de CV, Class B	36,744	547,845
#	Grupo Aeroportuario del Centro Norte SAB de CV	84,628	1,128,976
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	27,704	602,467
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,714	807,238
#	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,386	382,009

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	10,582	$292,406
#	Grupo Bimbo SAB de CV	228,535	819,161
#	Grupo Carso SAB de CV	51,024	435,072
#	Grupo Comercial Chedraui SA de CV	72,090	375,528
	Grupo Financiero Banorte SAB de CV, Class O	301,503	3,475,388
	Grupo Financiero Inbursa SAB de CV, Class O	197,368	508,591
	Grupo Herdez SAB de CV	44,185	132,176
	Grupo Hotelero Santa Fe SAB de CV	21,807	6,333
	Grupo Industrial Saltillo SAB de CV	112,561	78,964
	Grupo Mexico SAB de CV	229,727	2,762,772
*	Grupo Nutrisa SAB de CV	44,185	8,546
#	Grupo Rotoplas SAB de CV	102,845	82,658
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	2,821	80,963
*	Grupo Simec SAB de CV (SIMECB MM)	38,410	386,961
*	Grupo Televisa SAB (TLEVICPO MM)	358,067	202,401
#*Ω	Grupo Traxion SAB de CV	38,609	26,283
*	Industrias CH SAB de CV	98,068	832,328
	Industrias Penoles SAB de CV	42,869	1,971,115
	Kimberly-Clark de Mexico SAB de CV, Class A	348,437	808,550
	KUO SAB de CV	28,603	77,620
	La Comer SAB de CV	176,953	349,625
	Megacable Holdings SAB de CV	485,708	1,639,733
*	Minera Frisco SAB de CV, Class A1	678,888	536,227
*Ω	Nemak SAB de CV	683,914	115,305
	Operadora De Sites Mexicanos SAB de CV, Class A-1	230,289	229,897
		Shares	Value»
MEXICO — (Continued)
*	Orbia Advance Corp. SAB de CV	281,954	$398,687
	Organizacion Cultiba SAB de CV	24,314	16,587
	Organizacion Soriana SAB de CV, Class B	218,718	373,675
*	Promotora de Hoteles Norte 19 SAB de CV	86,588	28,497
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	46,387	735,036
#	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	17,304	204,807
#	Qualitas Controladora SAB de CV	62,965	574,481
	Regional SAB de CV	123,235	1,014,085
#*	Sitios Latinoamerica SAB de CV	349,226	124,410
*	Vitro SAB de CV	86,467	24,413
	Wal-Mart de Mexico SAB de CV	361,703	1,051,726
TOTAL MEXICO			38,092,954
PERU — (0.1%)
	Cia de Minas Buenaventura SAA, ADR	3,667	111,037
	Credicorp Ltd.	5,027	2,013,716
	Intercorp Financial Services, Inc.	3,444	200,819
TOTAL PERU			2,325,572
PHILIPPINES — (0.4%)
	Aboitiz Equity Ventures, Inc.	199,400	115,641
	Aboitiz Power Corp.	101,000	70,555
	ACEN Corp.	2,538,900	120,729
	Apex Mining Co., Inc.	595,200	138,222
	Bank of the Philippine Islands	184,940	308,934
	BDO Unibank, Inc.	364,990	739,882
*	Cebu Air, Inc.	50,500	23,715
	Cebu Landmasters, Inc.	465,178	16,664
	Century Pacific Food, Inc.	233,200	119,275
	China Banking Corp.	337,157	292,443

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Converge Information & Communications Technology Solutions, Inc.	458,900	$80,675
	Cosco Capital, Inc.	821,400	111,283
*	DITO CME Holdings Corp.	1,352,000	16,106
*	DoubleDragon Corp.	22,090	4,299
	East West Banking Corp.	65,700	12,674
	First Philippine Holdings Corp.	91,840	139,409
	Globe Telecom, Inc.	6,055	179,028
	GT Capital Holdings, Inc.	10,289	81,445
	International Container Terminal Services, Inc.	105,880	1,662,691
	JG Summit Holdings, Inc.	368,328	133,361
	Jollibee Foods Corp.	66,010	160,282
	Keepers Holdings, Inc.	847,000	27,552
	Manila Electric Co.	20,910	164,098
	Manila Water Co., Inc.	432,300	250,561
	Megaworld Corp.	2,918,600	105,654
	Metropolitan Bank & Trust Co.	401,565	430,029
Ω	Monde Nissin Corp.	585,300	66,085
	Nickel Asia Corp.	1,593,600	100,180
	OceanaGold Philippines, Inc.	61,700	33,554
	Philcomsat Holdings Corp.	27,762	54,416
	Philex Mining Corp.	644,100	95,197
	Philippine National Bank	162,052	164,872
	Philippine Seven Corp.	102,800	56,889
*††	Phoenix Petroleum Philippines, Inc.	189,140	2,410
#	PLDT, Inc. (PHI US), Sponsored ADR	1,138	22,407
	PLDT, Inc. (TEL PM)	2,260	44,933
	Puregold Price Club, Inc.	342,360	229,461
	RFM Corp.	532,000	46,952
	Rizal Commercial Banking Corp.	339,756	126,727
	Robinsons Land Corp.	439,766	122,728
	Security Bank Corp.	40,536	44,673
	Shell Pilipinas Corp.	193,090	27,167
	SM Investments Corp.	7,535	72,982
		Shares	Value»
PHILIPPINES — (Continued)
	SM Prime Holdings, Inc.	593,212	$177,315
	SSI Group, Inc.	238,000	8,097
	STI Education Systems Holdings, Inc.	437,000	8,623
	Synergy Grid & Development Phils, Inc.	300,600	139,736
	Union Bank of the Philippines	256,483	105,101
	Universal Robina Corp.	135,250	130,456
	Vistamalls, Inc.	33,400	556
	Wilcon Depot, Inc.	115,200	10,820
TOTAL PHILIPPINES			7,397,544
POLAND — (1.4%)
	AB SA	6,036	217,130
*	Action SA	989	11,851
	Agora SA	7,406	17,233
	Alior Bank SA	44,133	1,628,574
*Ω	Allegro.eu SA	70,415	848,231
#	Amica SA	1,069	13,497
	Apator SA	6,444	45,478
	ASBISc Enterprises PLC	15,181	440,252
	Asseco Poland SA	11,954	640,230
	Asseco South Eastern Europe SA	6,556	128,418
#	Auto Partner SA	18,955	146,298
	Bank Handlowy w Warszawie SA	7,422	242,074
*	Bank Millennium SA	61,477	339,743
*	Bank Ochrony Srodowiska SA	17,017	46,822
	Bank Polska Kasa Opieki SA	31,072	2,048,104
*	Benefit Systems SA	742	1,075,428
#*	Bioton SA	12,311	12,526
	BNPP Bank Polska SA	344	14,313
*	Boryszew SA	29,154	38,889
	Budimex SA	2,030	393,719
	CD Projekt SA	1,974	132,041
*	Celon Pharma SA	5,344	29,418
#*	CI Games SA	22,569	15,111
*	Cognor Holding SA	27,030	46,527
#	Cyber Folks SA	2,151	110,547
#*	Cyfrowy Polsat SA	76,016	347,151
#*	Datawalk SA	846	31,164
	Develia SA	143,261	405,088
*Ω	Dino Polska SA	48,903	419,313
	Dom Development SA	3,585	246,044
	Echo Investment SA	52,622	69,179
	Elektrotim SA	2,257	36,480

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Fabryki Mebli Forte SA	4,291	$17,623
	Ferro SA	5,363	47,763
*	Globe Trade Centre SA	52,134	32,122
#*	Grupa Azoty SA	11,673	61,425
	Grupa Kety SA	4,041	1,354,020
	Grupa Pracuj SA	3,441	48,415
*Ω	HUUUGE, Inc.	13,424	81,201
#	ING Bank Slaski SA	6,396	758,768
	Inter Cars SA	2,731	683,404
	KGHM Polska Miedz SA	11,486	952,125
	KRUK SA	6,909	788,226
	LPP SA	163	948,151
*	mBank SA	2,442	885,426
#	Mirbud SA	33,062	106,961
	Mo-BRUK SA	626	63,585
#*	Modivo SA	5,425	134,840
*	Mostostal Zabrze SA	8,550	14,077
	Murapol SA	3,786	37,723
	Neuca SA	425	87,788
#	Newag SA	4,943	117,579
	Orange Polska SA	138,678	566,269
	ORLEN SA	95,070	3,772,500
	PCC Rokita SA	1,073	19,842
	Pepco Group NV	30,079	370,521
*	PKP Cargo SA	7,928	21,725
#*	Polimex-Mostostal SA	21,733	37,596
	Powszechna Kasa Oszczednosci Bank Polski SA	68,868	2,062,795
	Powszechny Zaklad Ubezpieczen SA	57,292	1,091,047
#	Rainbow Tours SA	1,933	74,733
	Santander Bank Polska SA	3,292	649,036
*	Selvita SA	4,077	29,094
#	Stalexport Autostrady SA	50,770	24,584
#*	Syn2bio SA	1,788	32,424
	Synektik SA	1,788	172,986
	Tauron Polska Energia SA	452,067	1,091,831
	TEN Square Games SA	1,011	28,971
#	Text SA	2,715	37,296
	Torpol SA	2,621	50,691
*	Toya SA	1,482	3,691
	Unimot SA	1,807	81,181
#	Votum SA	3,710	44,424
*	VRG SA	93,660	140,265
	Warsaw Stock Exchange	4,189	112,292
	Wawel SA	61	11,561
Ω	XTB SA	20,407	813,662
*	Zabka Group SA	20,657	176,055
TOTAL POLAND			28,975,167
		Shares	Value»
QATAR — (0.6%)
	Aamal Co.	678,470	$130,817
	Ahli Bank QSC	179,922	191,623
	Al Khaleej Takaful Group QSC	147,397	116,709
	Al Meera Consumer Goods Co. QSC	14,031	51,787
	Al Rayan Bank	512,754	280,141
*	Baladna	426,893	144,182
	Barwa Real Estate Co.	860,712	551,031
	Commercial Bank PSQC	524,153	592,108
*	Dlala Brokerage & Investments Holding Co. QSC	110,409	46,174
	Doha Bank QPSC	1,270,506	1,010,196
	Doha Insurance Co. QSC	144,242	115,072
	Dukhan Bank	172,138	153,617
	Gulf International Services QSC	652,157	325,739
	Gulf Warehousing Co.	52,211	33,574
	Lesha Bank LLC	423,327	324,995
	Mannai Corp. QSC	77,226	103,429
*	Mazaya Real Estate Development QPSC	302,583	45,802
	Meeza QSTP LLC	34,975	30,700
	Ooredoo QPSC	207,392	712,264
	Qatar Aluminum Manufacturing Co.	884,172	344,916
	Qatar Fuel QSC	95,198	363,146
	Qatar Industrial Manufacturing Co. QSC	89,959	53,947
	Qatar Insurance Co. SAQ	928,261	489,424
	Qatar International Islamic Bank QSC	139,695	415,656
	Qatar Islamic Bank QPSC	99,665	595,178
	Qatar Islamic Insurance Group	35,580	77,955
	Qatar National Bank QPSC	862,234	3,927,745
	Qatar Navigation QSC	239,507	650,885
	QLM Life & Medical Insurance Co. WLL	128,102	74,483
	Salam International Investment Ltd. QSC	439,066	88,842
	United Development Co. QSC	239,273	52,437
	Vodafone Qatar PQSC	686,588	487,826

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
*	Widam Food Co.	42,142	$17,040
	Zad Holding Co.	46,056	157,729
TOTAL QATAR			12,757,169
RUSSIA — (0.0%)
*††	PhosAgro PJSC	113	0
*††	Polyus PJSC (PLZL LI), GDR	6,402	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	286,504	0
*††	VTB Bank PJSC (VTBR LI), GDR	431,770	0
SAUDI ARABIA — (2.2%)
	Abdullah Al Othaim Markets Co.	43,113	59,114
	Ades Holding Co.	103,368	458,855
*	Advanced Building Industries Co.	8,159	58,390
*	Advanced Petrochemical Co.	61,927	363,145
	Al Babtain Power & Telecommunication Co.	16,242	229,108
*	Al Hassan Ghazi Ibrahim Shaker Co.	13,617	47,227
	Al Jouf Agricultural Development Co.	4,042	44,618
*	Al Khaleej Training & Education Co.	2,573	9,053
	Al Masane Al Kobra Mining Co.	7,353	143,676
	Al Rajhi Bank	343,476	5,732,191
	Al Taiseer Group TALCO Industrial Co.	4,759	41,460
*	Al Yamamah Steel Industries Co.	8,958	83,366
	Alamar Foods	4,086	40,275
	Alaseel Co.	79,886	75,732
	Al-Dawaa Medical Services Co.	6,688	72,500
	Aldrees Petroleum & Transport Services Co.	14,603	446,648
	Alinma Bank	237,674	1,480,894
	AlJazira Takaful Ta'awuni Co.	12,745	40,965
	AlKhorayef Water & Power Technologies Co.	4,179	111,443
*	Allianz Saudi Fransi Cooperative Insurance Co.	8,480	27,881
	Almarai Co. JSC	126,259	1,558,932
		Shares	Value»
SAUDI ARABIA — (Continued)
	Almawarid Manpower Co.	2,389	$67,258
	Alujain Corp.	5,304	37,532
	Arab National Bank	155,838	901,782
Ω	Arabian Centres Co.	35,934	149,355
	Arabian Contracting Services Co.	3,875	82,600
*	Arabian Drilling Co.	13,468	289,481
	Arabian Internet & Communications Services Co.	6,718	385,363
	Arabian Pipes Co.	43,816	72,171
*	Arabian Shield Cooperative Insurance Co.	10,034	29,517
	Arriyadh Development Co.	47,009	202,889
*	ARTEX Industrial Investment Co.	3,436	11,261
	Astra Industrial Group Co.	9,629	311,192
	Ataa Educational Co.	5,170	61,962
*	BAAN Holding Group Co.	23,483	12,550
	Banan Real Estate Co.	11,988	9,568
	Bank AlBilad	133,508	875,529
	Bank Al-Jazira	170,758	553,523
	Banque Saudi Fransi	178,210	939,814
*	Basic Chemical Industries Ltd.	2,976	17,927
*	Bawan Co.	14,603	132,732
	BinDawood Holding Co.	54,846	67,695
	Bupa Arabia for Cooperative Insurance Co.	12,469	522,383
	Catrion Catering Holding Co.	16,632	309,267
*	Chubb Arabia Cooperative Insurance Co.	5,288	23,337
	Co. for Cooperative Insurance	16,845	550,345
*	Dar Al Arkan Real Estate Development Co.	144,135	706,853
	East Pipes Integrated Co. for Industry	5,168	253,284
	Electrical Industries Co.	173,092	652,201
	Elm Co.	3,097	561,669
*	Emaar Economic City	52,105	131,085
	Etihad Etisalat Co.	132,436	2,194,523
	Etihad GO Telecom Co.	8,056	178,722
	First Milling Co.	5,943	80,997

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Fitaihi Holding Group	32,967	$20,837
	Gulf Insurance Group	7,624	64,705
*	Gulf Union Cooperative Insurance Co.	4,104	14,819
*	Herfy Food Services Co.	2,698	9,852
*	Jabal Omar Development Co.	70,817	302,222
*	Jahez International Co.	26,106	78,530
	Jamjoom Pharmaceuticals Factory Co.	5,354	194,953
	Jarir Marketing Co.	101,459	450,436
	Leejam Sports Co. JSC	6,873	146,173
*	Lumi Rental Co.	5,038	37,743
	Maharah Human Resources Co.	92,370	129,477
*	Malath Cooperative Insurance Co.	3,924	10,377
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	28,825	112,097
*	Methanol Chemicals Co.	2,404	23,018
*	Middle East Paper Co.	13,953	59,081
	Middle East Pharmaceutical Co.	1,714	26,384
	Middle East Specialized Cables Co.	7,754	63,761
*	Mobile Telecommunications Co. Saudi Arabia	241,905	667,505
	Modern Mills Co.	3,081	23,983
*	National Agriculture Development Co..	69,281	259,538
	National Co. for Glass Industries	4,364	42,194
	National Co. for Learning & Education	3,877	130,823
	National Gas & Industrialization Co.	4,338	73,830
*	National Metal Manufacturing & Casting Co.	4,650	14,389
	Nayifat Finance Co.	5,130	12,758
*	Rabigh Refining & Petrochemical Co.	118,726	471,348
*	Rasan Information Technology Co.	6,325	219,518
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Red Sea International Co.	6,747	$41,751
	Retal Urban Development Co.	64,944	176,487
	Riyad Bank	294,544	1,597,566
	Riyadh Cables Group Co.	4,685	124,689
	SABIC Agri-Nutrients Co.	36,256	1,190,195
	Sahara International Petrochemical Co.	144,482	490,519
	SAL Saudi Logistics Services	9,106	420,365
*	Saudi Arabian Amiantit Co.	7,439	23,905
*	Saudi Arabian Mining Co.	65,923	995,681
	Saudi Aramco Base Oil Co.	12,035	406,146
*	Saudi Automotive Services Co.	14,997	153,753
	Saudi Awwal Bank	141,739	1,280,687
	Saudi Basic Industries Corp.	13,289	175,977
	Saudi Ceramic Co.	20,183	129,290
	Saudi Co. For Hardware CJSC	5,824	34,150
*	Saudi Darb Investment Co.	34,440	19,867
	Saudi Ground Services Co.	18,527	133,588
	Saudi Industrial Investment Group	55,432	176,632
	Saudi Investment Bank	164,773	610,261
	Saudi Manpower Solutions Co.	32,617	54,246
*	Saudi Marketing Co.	7,493	24,820
	Saudi National Bank	307,335	3,216,080
	Saudi Paper Manufacturing Co.	4,906	90,424
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,672	130,886
*	Saudi Public Transport Co.	8,617	25,220
*	Saudi Real Estate Co.	50,887	216,087
*	Saudi Reinsurance Co.	40,933	261,180
*	Saudi Research & Media Group	11,111	175,704
	Saudi Steel Pipe Co.	7,507	94,225
	Saudi Telecom Co.	451,649	5,192,612
	Saudia Dairy & Foodstuff Co.	4,582	248,315
	Savola Group	75,458	524,001

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Scientific & Medical Equipment House Co.	3,383	$24,629
*	Seera Group Holding	63,072	341,434
*	Shams	5,941	23,883
	SHL Finance Co.	5,248	20,178
*	Sinad Holding Co.	15,488	33,286
	Sumou Real Estate Co.	1,398	9,480
	Sustained Infrastructure Holding Co.	24,005	229,159
	Tanmiah Food Co.	688	9,888
	Theeb Rent A Car Co.	8,074	47,646
	United Electronics Co.	11,350	200,265
	United International Transportation Co.	32,055	237,023
*	Wafrah for Industry & Development	700	3,854
*	Walaa Cooperative Insurance Co.	3,794	9,631
	Yanbu National Petrochemical Co.	39,863	326,200
	Zahrat Al Waha For Trading Co., Class C	26,630	19,556
TOTAL SAUDI ARABIA			46,133,612
SOUTH AFRICA — (3.1%)
	Absa Group Ltd.	196,897	2,713,804
	Advtech Ltd.	226,507	652,940
	AECI Ltd.	43,415	328,209
	Alexander Forbes Group Holdings Ltd.	187,471	82,587
	Altron Ltd., Class A	132,633	230,424
	Anglogold Ashanti PLC (AU US)	48,935	3,881,524
	Astral Foods Ltd.	17,003	218,711
	AVI Ltd.	119,794	653,413
	Bid Corp. Ltd.	61,039	1,674,401
	Bidvest Group Ltd.	103,513	1,553,125
	Blu Label Unlimited Group Ltd.	218,805	115,350
	Capitec Bank Holdings Ltd.	6,730	1,921,650
	Cashbuild Ltd.	5,673	41,121
	City Lodge Hotels Ltd.	136,276	35,734
	Clicks Group Ltd.	41,647	557,361
	Coronation Fund Managers Ltd.	73,166	187,988
	DataTec Ltd.	134,196	688,776
#Ω	Dis-Chem Pharmacies Ltd.	135,584	246,521
		Shares	Value»
SOUTH AFRICA — (Continued)
	Discovery Ltd.	46,334	$736,890
	DRDGOLD Ltd. (DRD SJ)	84,660	173,102
	DRDGOLD Ltd. (DRD US), Sponsored ADR	8,203	167,505
*	EPE Capital Partners Ltd.	2,427	765
	Famous Brands Ltd.	12,973	41,760
	FirstRand Ltd.	472,939	2,828,445
	Fortress Real Estate Investments Ltd., Class B	177,393	272,325
	Foschini Group Ltd.	131,922	453,954
	Gold Fields Ltd. (GFI US), Sponsored ADR	125,873	4,080,803
	Grindrod Ltd.	300,724	486,395
	Harmony Gold Mining Co. Ltd. (HAR SJ)	39,235	619,055
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	102,973	1,621,825
	Hudaco Industries Ltd.	13,408	156,336
	Impala Platinum Holdings Ltd.	132,901	1,449,443
	Investec Ltd.	36,951	319,648
	Invicta Holdings Ltd.	6,307	14,032
*	iOCO Ltd.	157,410	36,639
	Italtile Ltd.	107,170	59,689
	JSE Ltd.	44,569	406,273
*	KAP Ltd.	310,001	50,337
	Kumba Iron Ore Ltd.	16,537	262,482
	Lewis Group Ltd.	26,714	143,859
	Libstar Holdings Ltd.	37,510	9,715
	Momentum Group Ltd.	696,314	1,733,702
	Motus Holdings Ltd.	88,069	560,812
	Mpact Ltd.	49,167	53,059
	Mr. Price Group Ltd.	77,051	793,453
	MTN Group Ltd.	376,060	4,662,041
*	Nampak Ltd.	2,893	77,202
	Naspers Ltd., Class N	37,590	1,975,077
	Nedbank Group Ltd.	105,675	1,787,555
	NEPI Rockcastle NV	106,876	983,781
	Ninety One Ltd.	70,682	194,229
	Northam Platinum Holdings Ltd.	57,322	820,789
	Oceana Group Ltd.	37,183	164,210
	Old Mutual Ltd. (OMU SJ)	1,836,921	1,485,900
	Omnia Holdings Ltd.	95,233	606,613
	OUTsurance Group Ltd.	168,811	844,957
Ω	Pepkor Holdings Ltd.	772,870	994,762
*	Pick n Pay Stores Ltd.	193,026	222,385

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	PSG Financial Services Ltd.	315,559	$643,564
	Raubex Group Ltd.	86,543	227,514
	Sanlam Ltd.	237,018	1,261,876
	Santam Ltd.	14,370	351,496
*	Sappi Ltd.	73,037	52,615
	Shoprite Holdings Ltd.	86,560	1,505,535
	Sibanye Stillwater Ltd. (SBSW US), ADR	96,222	850,603
	Sibanye Stillwater Ltd. (SSW SJ)	524,717	1,134,025
	Southern Sun Ltd.	259,944	160,409
#*	SPAR Group Ltd.	28,070	83,134
	Spur Corp. Ltd.	41,270	104,598
	Stadio Holdings Ltd.	92,501	71,858
	Standard Bank Group Ltd.	178,050	3,545,325
*	Super Group Ltd.	56,134	64,573
	Telkom SA SOC Ltd.	159,634	527,195
	Tiger Brands Ltd.	48,620	814,468
	Truworths International Ltd.	111,838	360,185
	Valterra Platinum Ltd.	22,690	1,699,042
	Vodacom Group Ltd.	122,439	1,184,658
#	We Buy Cars Holdings Ltd.	65,467	130,970
	Wilson Bayly Holmes-Ovcon Ltd.	16,751	160,111
	Woolworths Holdings Ltd.	135,575	385,628
	Zeda Ltd.	85,735	82,207
TOTAL SOUTH AFRICA			63,537,032
SOUTH KOREA — (18.1%)
	Able C&C Co. Ltd.	3,827	28,362
	ABOV Semiconductor Co. Ltd.	1,421	6,410
*	ADTechnology Co. Ltd.	2,141	38,680
	Advanced Nano Products Co. Ltd.	1,518	41,663
	Advanced Process Systems Corp.	2,067	25,783
	Aekyung Chemical Co. Ltd.	3,423	19,646
	Aekyung Industrial Co. Ltd.	1,498	11,845
*	AeroSpace Technology of Korea, Inc.	43,002	12,845
*	Air Busan Co. Ltd.	25,072	26,188
	AJ Networks Co. Ltd.	6,444	19,334
	Ajin Industrial Co. Ltd.	1,230	2,158
	Alteogen, Inc.	2,828	606,126
*	Amicogen, Inc.	5,986	4,679
		Shares	Value»
SOUTH KOREA — (Continued)
#	Amorepacific Corp.	4,289	$386,760
	Amorepacific Holdings Corp.	9,875	175,353
*	Amotech Co. Ltd.	3,102	29,726
*	Ananti, Inc.	7,454	18,563
	Anapass, Inc.	2,773	24,011
*	Anterogen Co. Ltd.	1,197	13,798
	Aplus Asset Advisor Co. Ltd.	8,967	76,196
*	ARIBIO Holdings, Inc.	8,090	23,821
	Asia Paper Manufacturing Co. Ltd.	8,411	42,805
	Atinum Investment Co. Ltd.	5,987	8,758
	Aurora World Corp.	1,656	25,507
	Avaco Co. Ltd.	2,325	16,641
	Baiksan Co. Ltd.	4,198	29,087
	BH Co. Ltd.	5,147	53,339
*	BHI Co. Ltd.	3,769	105,130
	Binggrae Co. Ltd.	2,766	130,740
*	Bioneer Corp.	5,078	22,264
	BioNote, Inc.	9,662	30,942
	BNC Korea, Inc.	12,708	21,042
	BNK Financial Group, Inc.	62,626	656,364
	Bookook Securities Co. Ltd.	1,360	48,779
*	Bosung Power Technology Co. Ltd.	5,041	19,908
*††	Bucket Studio Co. Ltd.	16,344	2,476
	Bukwang Pharmaceutical Co. Ltd.	10,134	28,061
	C&G Hi Tech Co. Ltd.	2,131	17,629
*	Cafe24 Corp.	3,018	35,520
	Cape Industries Ltd.	7,657	42,366
	Caregen Co. Ltd.	1,119	43,035
	Celltrion Pharm, Inc.	1,462	40,931
	Celltrion, Inc.	10,315	1,329,314
	Cheil Worldwide, Inc.	20,139	266,005
	Chemtronics Co. Ltd.	2,899	38,537
#	Cheryong Electric Co. Ltd.	4,562	130,355
	Chinyang Holdings Corp.	11,214	22,759
	Chips&Media, Inc.	1,793	12,182
	Chong Kun Dang Pharmaceutical Corp.	1,714	79,985
*	CJ CGV Co. Ltd.	14,548	54,765
	CJ CheilJedang Corp.	1,038	138,010
	CJ Corp.	1,907	171,046
*	CJ ENM Co. Ltd.	1,561	34,158
	CJ Logistics Corp.	2,548	131,595
	Classys, Inc.	5,466	156,540

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Com2uSCorp	1,881	$38,813
	Cosmax, Inc.	2,473	317,578
	Cosmecca Korea Co. Ltd.	2,209	121,357
*	CosmoAM&T Co. Ltd.	2,340	52,275
*	Cosmochemical Co. Ltd.	2,885	17,653
	Coway Co. Ltd.	20,980	1,329,165
	CS Wind Corp.	5,084	132,344
	Cuckoo Holdings Co. Ltd.	3,956	72,526
	Cuckoo Homesys Co. Ltd.	1,016	15,258
*	Curexo, Inc.	2,908	16,839
	Cymechs, Inc.	2,223	45,911
	D.I Corp.	2,730	37,310
*	DA Technology Co. Ltd.	995	349
	Dae Hwa Pharmaceutical Co. Ltd.	2,081	12,780
*	Daea TI Co. Ltd.	7,647	12,635
	Daechang Forging Co. Ltd.	2,649	10,531
	Daeduck Co. Ltd.	9,954	94,252
#	Daeduck Electronics Co. Ltd.	8,213	537,955
	Daehan Flour Mill Co. Ltd.	5,120	40,331
	Daehan Steel Co. Ltd.	4,293	23,965
#*	Dae-Il Corp.	10,593	31,214
	Daejoo Electronic Materials Co. Ltd.	1,086	53,215
	Daesang Corp.	5,001	61,744
	Daesung Energy Co. Ltd.	2,270	10,933
*	Daewon Cable Co. Ltd.	8,447	74,908
	Daewon San Up Co. Ltd.	6,131	48,192
#*	Daewoo Engineering & Construction Co. Ltd.	57,283	491,518
	Daihan Pharmaceutical Co. Ltd.	2,228	41,276
	Daishin Securities Co. Ltd.	13,697	244,265
#*	Danal Co. Ltd.	11,688	36,638
	Daol Investment & Securities Co. Ltd.	15,603	37,044
	Daou Data Corp.	7,570	97,971
	Daou Technology, Inc.	14,004	356,856
	Dasan Networks, Inc.	6,597	10,036
*††	Dawonsys Co. Ltd.	8,387	11,165
		Shares	Value»
SOUTH KOREA — (Continued)
#	DB HiTek Co. Ltd.	8,685	$493,169
	DB Insurance Co. Ltd.	10,767	1,165,954
	DB Securities Co. Ltd.	12,270	75,723
*	DB, Inc.	25,215	24,895
	Dear U Co. Ltd.	2,034	28,022
	Dentium Co. Ltd.	725	19,396
	Device Co. Ltd.	3,858	30,234
*	Devsisters Co. Ltd.	2,166	27,860
	DI Dong Il Corp.	4,907	80,437
	Digital Daesung Co. Ltd.	8,734	47,207
*	DIO Corp.	2,611	22,219
	DIT Corp.	3,167	32,480
*††	DKME	23,358	26,380
	DL E&C Co. Ltd.	9,140	365,539
*	DL Holdings Co. Ltd.	3,083	91,964
††	DMS Co. Ltd.	3,143	17,895
#	DN Automotive Corp.	12,325	342,495
	Dong-A ST Co. Ltd.	997	24,128
	Dongjin Semichem Co. Ltd.	12,771	340,732
	DongKook Pharmaceutical Co. Ltd.	9,657	117,800
*	Dongkuk Holdings Co. Ltd.	29,995	35,968
	Dongkuk Steel Mill Co. Ltd.	9,971	62,255
#	Dongsuh Cos., Inc.	6,911	122,795
	Dongsung Chemical Co. Ltd.	7,863	19,607
	Dongsung Finetec Co. Ltd.	5,270	57,709
*	Dongwha Enterprise Co. Ltd.	4,747	18,418
	Dongwon Development Co. Ltd.	8,207	12,005
	Dongwon Industries Co. Ltd.	2,570	63,352
	Dongwoon Anatech Co. Ltd.	2,258	41,434
	Dongyang E&P, Inc.	2,221	30,647
	Doosan Bobcat, Inc.	14,035	577,773
	Doosan Co. Ltd.	255	201,345
*	Doosan Enerbility Co. Ltd.	6,516	298,621
*	Doosan Fuel Cell Co. Ltd.	5,747	97,947
	Doosan Tesna, Inc.	3,044	132,745
*	Dream Security Co. Ltd.	22,618	26,634
	Dreamtech Co. Ltd.	8,451	24,558
*	DRTECH Corp.	14,788	7,867
	DS Dansuk Co. Ltd.	2,697	20,990
*	DSK Co. Ltd.	6,678	19,107

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Duk San Neolux Co. Ltd.	3,143	$65,207
*	Duksan Hi-Metal Co. Ltd.	4,073	24,288
*	Duksan Techopia Co. Ltd.	1,334	8,810
	DY POWER Corp.	1,158	8,685
	E1 Corp.	602	36,938
	Easy Bio, Inc.	5,478	23,479
	Easy Holdings Co. Ltd.	19,016	54,893
*	Eco&Dream Co. Ltd.	2,809	12,360
	Ecopro BM Co. Ltd.	1,513	108,076
#	Ecopro Co. Ltd.	3,331	182,350
	Ecopro HN Co. Ltd.	2,169	35,766
	Elentec Co. Ltd.	2,809	13,095
	E-MART, Inc.	6,382	351,272
#*	Enchem Co. Ltd.	1,421	17,423
	ENF Technology Co. Ltd.	4,496	128,048
*	Enplus Co. Ltd.	931	2,279
	Eo Technics Co. Ltd.	427	86,582
*	Eubiologics Co. Ltd.	3,987	22,122
	Eugene Investment & Securities Co. Ltd.	27,685	79,273
#	Eugene Technology Co. Ltd.	3,722	280,795
*	EV Advanced Material Co. Ltd.	13,182	5,599
*	E-World	1,627	609
	Exem Co. Ltd.	14,150	13,461
	Exicon Co. Ltd.	2,110	18,701
	F&F Co. Ltd.	6,006	337,166
*	Fine M-Tec Co. Ltd.	2,738	13,312
*	Fine Semitech Corp.	2,729	34,463
*††	Flask Co. Ltd.	4,587	1,429
*	Foosung Co. Ltd.	8,532	52,464
	Fursys, Inc.	1,797	31,724
	Gabia, Inc.	4,174	136,755
*	GAEASOFT	6,369	35,018
	Galaxia Moneytree Co. Ltd.	2,236	7,298
	GAMSUNG Corp. Co. Ltd.	22,439	64,375
#	Gaon Cable Co. Ltd.	1,186	106,208
#	GC Biopharma Corp.	1,952	157,542
	GC Corp.	2,733	17,803
*	Genic Co. Ltd.	1,391	23,935
*	Genomictree, Inc.	1,726	13,626
	Global Standard Technology Co. Ltd.	5,893	168,945
*	Global Tax Free Co. Ltd.	14,089	46,582
	GnCenergy Co. Ltd.	2,911	73,131
	GS Engineering & Construction Corp.	19,396	308,317
	GS P&L Co. Ltd.	3,407	83,261
		Shares	Value»
SOUTH KOREA — (Continued)
	HAESUNG DS Co. Ltd.	5,246	$171,334
	Han Kuk Carbon Co. Ltd.	9,411	140,384
	Hana Financial Group, Inc.	62,996	5,445,282
	Hana Materials, Inc.	1,604	57,043
	Hana Micron, Inc.	20,978	421,601
	Hana Tour Service, Inc.	1,358	28,745
*	Hanall Biopharma Co. Ltd.	2,248	66,918
	Hancom, Inc.	6,331	75,054
	Handsome Co. Ltd.	2,844	38,959
	Hanjin Kal Corp.	2,408	184,004
	Hanjin Logistics Corp.	2,881	30,103
*	HanJung Natural Connectivity System Co. Ltd.	1,156	22,761
	Hankook Shell Oil Co. Ltd.	262	91,980
#	Hankook Tire & Technology Co. Ltd.	27,803	1,295,216
#	Hanmi Semiconductor Co. Ltd.	8,545	1,235,260
	HanmiGlobal Co. Ltd.	2,323	25,374
	Hannong Chemicals, Inc.	1,919	14,984
*	Hanon Systems	101,006	228,795
	Hansae Co. Ltd.	4,085	26,015
	Hansol Chemical Co. Ltd.	2,397	340,829
*	Hansol IONES Co. Ltd.	2,622	15,269
	Hansol Paper Co. Ltd.	2,130	10,850
	Hansol Technics Co. Ltd.	13,350	63,809
*	Hanwha Engine	11,849	317,984
*	Hanwha Galleria Corp.	52,849	68,114
*	Hanwha General Insurance Co. Ltd.	24,457	96,122
*	Hanwha Investment & Securities Co. Ltd.	36,993	105,057
#*	Hanwha Life Insurance Co. Ltd.	58,848	177,958
*	Hanwha Ocean Co. Ltd.	7,259	429,734
*	Hanwha Solutions Corp.	32,368	569,728
*	Hanwha Vision Co. Ltd.	6,454	183,340
*	Hanyang Digitech Co. Ltd.	2,583	31,494

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanyang Eng Co. Ltd.	4,313	$88,758
	Hanyang Securities Co. Ltd.	3,629	49,320
	Harim Holdings Co. Ltd.	26,320	174,646
	HB SOLUTION Co. Ltd.	7,112	7,882
	HB Technology Co. Ltd.	18,544	23,117
#	HD Construction Equipment Co. Ltd.	11,469	978,428
	HD Hyundai Co. Ltd.	8,024	1,101,812
	HD Hyundai Electric Co. Ltd.	4,476	2,069,832
#*	HD Hyundai Energy Solutions Co. Ltd.	1,140	88,553
	HD Hyundai Heavy Industries Co. Ltd.	2,578	863,156
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,358	1,953,989
#	HDC Holdings Co. Ltd.	16,074	222,413
*	HD-Hyundai Marine Engine	2,925	99,284
*	Helixmith Co. Ltd.	11,710	25,380
*	Heung-A Shipping Co. Ltd.	29,145	34,938
*	HFR, Inc.	900	8,951
	High Tech Pharm Co. Ltd.	201	1,504
#	HL Mando Co. Ltd.	16,916	519,757
*	HLB Co. Ltd.	4,622	98,333
*	Hlb Pharma Ceutical Co. Ltd.	2,416	13,591
*	HLB Therapeutics Co. Ltd.	17,285	19,928
*	Hotel Shilla Co. Ltd.	5,486	165,685
#	HPSP Co. Ltd.	12,385	291,827
	HRS Co. Ltd.	3,081	10,312
	HS Hyosung Advanced Materials Corp.	846	94,465
*	Hugel, Inc.	1,576	254,171
*	Husteel Co. Ltd.	17,299	42,276
#	Hwa Shin Co. Ltd.	9,790	48,290
#	HYBE Co. Ltd.	2,136	250,043
	Hy-Lok Corp.	3,204	70,361
	Hyosung Corp.	3,097	307,989
	Hyosung Heavy Industries Corp.	859	1,396,066
	Hyosung TNC Corp.	1,134	241,447
#	Hyundai Autoever Corp.	1,463	366,027
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai BNG Steel Co. Ltd.	4,900	$37,325
	HYUNDAI Corp.	2,641	46,854
#	Hyundai Department Store Co. Ltd.	7,086	578,833
	Hyundai Elevator Co. Ltd.	4,692	219,582
	Hyundai Engineering & Construction Co. Ltd.	11,888	770,277
	Hyundai Futurenet Co. Ltd.	10,966	22,617
	Hyundai GF Holdings	12,670	102,661
	Hyundai Glovis Co. Ltd.	10,996	1,508,051
	Hyundai Green Food	8,649	109,109
	Hyundai Hyms Co. Ltd.	1,583	15,108
*	Hyundai Marine & Fire Insurance Co. Ltd.	28,221	750,669
	Hyundai Mobis Co. Ltd.	5,492	1,776,145
	Hyundai Motor Co.	17,882	4,737,959
#	Hyundai Motor Securities Co. Ltd.	11,156	57,975
	Hyundai Movex Co. Ltd.	5,434	78,835
	Hyundai Steel Co.	15,885	288,472
	Hyundai Wia Corp.	8,192	328,748
	HyVision System, Inc.	2,605	17,764
	i3system, Inc.	1,104	45,435
*††	Icure Pharm, Inc.	2,386	681
	Il Dong Pharmaceutical Co. Ltd.	2,345	22,397
#	Iljin Electric Co. Ltd.	5,713	203,033
	Iljin Holdings Co. Ltd.	3,076	12,112
*	Iljin Hysolus Co. Ltd.	1,181	8,206
	Ilshin Spinning Co. Ltd.	8,435	61,387
††	Ilyang Pharmaceutical Co. Ltd.	2,889	16,857
	iM Financial Group Co. Ltd.	77,345	906,880
	InBody Co. Ltd.	3,960	126,713
	Incar Financial Service Co. Ltd.	9,235	63,902
	Industrial Bank of Korea	73,356	1,051,702
	Infinitt Healthcare Co. Ltd.	5,469	30,469
	Inhwa Precision Co. Ltd.	4,510	20,470
	Innocean Worldwide, Inc.	3,107	41,329
	Innox Advanced Materials Co. Ltd.	6,188	83,377

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Intellian Technologies, Inc.	993	$39,552
*	Interflex Co. Ltd.	5,184	23,631
	INTOPS Co. Ltd.	4,192	49,605
	INVENI Co. Ltd.	3,775	37,243
	IPARK Hyundai Development Co.	4,609	63,451
	IS Dongseo Co. Ltd.	4,729	59,219
	ISC Co. Ltd.	667	58,774
	i-SENS, Inc.	3,893	45,228
*	ISU Abxis Co. Ltd.	3,988	8,716
	IsuPetasys Co. Ltd.	12,038	604,413
#*	Itcenglobal Co. Ltd.	4,335	62,335
*	Jahwa Electronics Co. Ltd.	7,183	108,984
	JB Financial Group Co. Ltd.	46,009	839,123
*	Jeju Air Co. Ltd.	5,570	16,099
*	Jeju Semiconductor Corp.	3,967	171,916
*	JETEMA Co. Ltd.	3,077	9,182
*	Jin Air Co. Ltd.	7,107	25,630
	Jinsung T.E.C.	6,490	59,353
*	JNTC Co. Ltd.	3,202	29,020
#	Jusung Engineering Co. Ltd.	7,940	655,258
	JVM Co. Ltd.	1,903	31,489
	JW Life Science Corp.	3,212	25,049
#	JYP Entertainment Corp.	8,047	242,228
*	K Ensol Co. Ltd.	2,470	13,598
	Kakao Corp.	40,604	1,046,405
*	Kakao Games Corp.	7,995	44,649
#	KakaoBank Corp.	11,989	183,887
*	Kakaopay Corp.	4,312	127,561
	Kangnam Jevisco Co. Ltd.	892	7,614
	KB Financial Group, Inc. (105560 KS)	59,620	6,977,790
#	KB Financial Group, Inc. (KB US), ADR	10,427	1,228,509
*	KBI Dongyang Steel Pipe Co. Ltd.	12,520	9,411
	KC Co. Ltd.	2,295	44,519
	KC Tech Co. Ltd.	2,990	141,012
	KCC Corp.	1,096	288,454
*	Kencoa Aerospace Co.	1,964	11,683
	KEPCO Engineering & Construction Co., Inc.	882	53,933
#	KEPCO Plant Service & Engineering Co. Ltd.	6,573	205,059
	KG Dongbusteel	9,086	34,488
*	KG Mobility Corp.	10,278	20,231
	Kginicis Co. Ltd.	3,879	26,216
		Shares	Value»
SOUTH KOREA — (Continued)
	KH Vatec Co. Ltd.	3,257	$21,826
	Kia Corp.	53,576	4,830,424
#	KINX, Inc.	1,034	93,571
	KISCO Corp.	5,433	35,372
	KISCO Holdings Co. Ltd.	2,780	52,160
	KISWIRE Ltd.	5,402	63,196
	KIWOOM Securities Co. Ltd.	5,698	1,137,751
*	KMW Co. Ltd.	3,770	36,651
*	KNJ Co. Ltd.	1,991	33,766
	Koh Young Technology, Inc.	7,780	144,898
	Kolmar Holdings Co. Ltd.	4,314	26,943
	Kolon Corp.	3,612	57,783
	Kolon Industries, Inc.	6,619	218,183
*	Kolon Life Science, Inc.	583	5,753
#	KoMiCo Ltd.	4,820	183,915
*	Komipharm International Co. Ltd.	3,163	16,037
#	KONA I Co. Ltd.	3,514	96,825
	Korea Circuit Co. Ltd.	2,901	90,219
	Korea District Heating Corp.	743	34,787
	Korea Electric Terminal Co. Ltd.	2,625	112,767
	Korea Electronic Power Industrial Development Co. Ltd.	3,147	22,542
	Korea Export Packaging Industrial Co. Ltd.	8,450	13,422
	Korea Fuel-Tech Corp.	10,279	38,997
	Korea Gas Corp.	2,749	66,292
	Korea Information & Communications Co. Ltd.	3,724	20,057
	Korea Information Certificate Authority, Inc.	645	1,922
	Korea Investment Holdings Co. Ltd.	14,096	1,989,985
#*	Korea Line Corp.	17,168	22,480
	Korea Movenex Co. Ltd.	14,544	35,382
	Korea Petrochemical Ind Co. Ltd.	1,020	60,146
	Korea Petroleum Industries Co.	1,683	12,486
	Korea Ratings Corp.	564	39,884

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Real Estate Investment & Trust Co. Ltd.	14,681	$11,334
#	Korea Zinc Co. Ltd.	797	543,444
	Korean Air Lines Co. Ltd.	56,133	994,447
	Korean Reinsurance Co.	70,890	681,110
	Koryo Credit Information Co. Ltd.	2,209	14,255
*	KPX Electrochem Co. Ltd.	1,121	6,981
	Krafton, Inc.	5,967	1,008,396
	KSS LINE Ltd.	5,305	37,093
	KT Corp. (KT US), Sponsored ADR	12,498	226,089
	KT Skylife Co. Ltd.	9,022	25,416
#	Kumho Petrochemical Co. Ltd.	3,535	280,958
#*	Kumho Tire Co., Inc.	52,804	263,666
*	Kwangmu Co. Ltd.	6,350	6,036
	Kyobo Securities Co. Ltd.	10,116	66,785
	Kyung Dong Navien Co. Ltd.	3,051	134,865
	L&C Bio Co. Ltd.	915	32,924
*	L&F Co. Ltd.	1,112	56,012
*	L&K Biomed Co. Ltd.	1,817	3,872
	Lake Materials Co. Ltd.	9,930	74,320
*	LB Semicon, Inc.	11,748	26,041
#	LEENO Industrial, Inc.	10,346	454,725
	LF Corp.	2,054	31,972
	LG Corp.	8,445	585,506
*	LG Display Co. Ltd. (034220 KS)	83,197	523,426
	LG Electronics, Inc.	33,796	3,746,008
*	LG Energy Solution Ltd.	398	90,040
#	LG H&H Co. Ltd.	1,024	204,600
	LG Innotek Co. Ltd.	5,465	1,887,546
	LG Uplus Corp.	63,541	651,519
	LIG Accuver Co. Ltd.	1,882	33,984
*	LigaChem Biosciences, Inc.	828	49,948
*	LOT Vacuum Co. Ltd.	566	3,081
	Lotte Chemical Corp.	2,051	79,959
	Lotte Corp.	4,450	69,650
*	Lotte Data Communication Co.	1,829	22,673
#*	Lotte Energy Materials Corp.	8,382	156,540
	LOTTE Fine Chemical Co. Ltd.	7,172	221,589
		Shares	Value»
SOUTH KOREA — (Continued)
*	Lotte Non-Life Insurance Co. Ltd.	16,008	$21,114
#	Lotte Rental Co. Ltd.	8,583	235,569
	Lotte Shopping Co. Ltd.	2,687	217,053
	LS Corp.	4,239	765,003
#	LS Eco Energy Ltd.	3,866	107,095
	LS Electric Co. Ltd.	12,584	1,584,527
	LTC Co. Ltd.	2,396	57,041
	LX Semicon Co. Ltd.	2,582	61,334
#	Macquarie Korea Infrastructure Fund	71,526	506,214
	Maeil Dairies Co. Ltd.	1,289	30,635
*	Manyo Co. Ltd.	1,896	20,634
	Mcnex Co. Ltd.	5,307	65,201
*	Mediana Co. Ltd.	1,552	8,777
*	Medipost Co. Ltd.	4,081	23,518
	Medytox, Inc.	585	29,315
*	Meerecompany, Inc.	1,561	9,968
	MegaStudy Co. Ltd.	3,816	34,560
*	MegaStudyEdu Co. Ltd.	2,874	82,001
#*	Meritz Financial Group, Inc.	22,383	1,920,780
	META BIOMED Co. Ltd.	5,123	13,244
	Mgame Corp.	7,410	22,123
	Mi Chang Oil Industrial Co. Ltd.	382	37,080
#*	MiCo Ltd.	11,862	119,000
*	Mirae Asset Life Insurance Co. Ltd.	21,538	235,562
	Mirae Asset Securities Co. Ltd.	17,000	403,847
#*	Mirae Asset Venture Investment Co. Ltd.	5,218	45,388
	Misto Holdings Corp.	13,458	422,285
	Miwon Chemicals Co. Ltd.	5,710	40,480
	Miwon Commercial Co. Ltd.	703	60,201
	Miwon Holdings Co. Ltd.	253	9,371
	Miwon Specialty Chemical Co. Ltd.	519	44,294
	MK Electron Co. Ltd.	8,599	84,555
	MNTech Co. Ltd.	3,027	13,488
*	Modetour Network, Inc.	3,036	17,828
	mPlus Corp.	1,895	11,462
*	MS Autotech Co. Ltd.	1,633	1,702
*	Naintech Co. Ltd.	8,612	10,698
	Namuga Co. Ltd.	3,369	30,699
	Namyang Dairy Products Co. Ltd.	602	18,329
	NAVER Corp.	12,982	1,858,512
	NC Corp.	2,045	332,491
	NeoPharm Co. Ltd.	4,164	55,388

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Neosem, Inc.	2,981	$16,834
*	Neovue Co. Ltd.	2,140	22,080
	Neowiz Holdings Corp.	1,665	27,451
*	Nepes Ark Corp.	3,300	52,925
*	NEPES Corp.	6,613	67,356
Ω	Netmarble Corp.	5,401	144,316
	New Power Plasma Co. Ltd.	10,930	75,462
	Newflex Technology Co. Ltd.	3,847	7,324
	Nexen Corp.	9,997	39,892
	Nexen Tire Corp.	6,993	30,117
*	Nexon Games Co. Ltd.	1,715	10,813
	NEXTIN, Inc.	1,368	26,950
#	NH Investment & Securities Co. Ltd., Class C	43,382	849,703
	NHN Corp.	7,149	183,628
	NHN KCP Corp.	8,874	74,996
*	NIBEC Co. Ltd.	1,019	9,693
	NICE Holdings Co. Ltd.	5,097	45,695
	Nice Information & Telecommunication, Inc.	3,525	69,600
#	NICE Information Service Co. Ltd.	14,058	138,146
	Nong Shim Holdings Co. Ltd.	679	42,678
#	NongShim Co. Ltd.	878	234,692
	NOVAREX Co. Ltd.	4,575	44,998
*	OCI Co. Ltd.	1,129	53,943
	OCI Holdings Co. Ltd.	3,899	514,062
*	Okins Electronics Co. Ltd.	3,319	24,033
*	Orbitech Co. Ltd.	3,429	9,754
*	Oriental Precision & Engineering Co. Ltd.	7,890	23,907
#	Orion Corp.	6,561	601,681
	Orion Holdings Corp.	9,024	160,012
*	Oscotec, Inc.	1,813	37,964
*	OSTEONIC Co. Ltd.	3,992	13,626
#	Otoki Corp.	786	178,223
#	Pan Ocean Co. Ltd.	73,719	279,314
	Pang Rim Co. Ltd.	3,379	12,382
#	Park Systems Corp.	1,480	258,287
*	Pearl Abyss Corp.	8,688	204,515
*	Pentastone Electronics, Inc.	5,205	26,180
#	People & Technology, Inc.	7,981	157,113
*	Peptron, Inc.	232	20,568
	PHA Co. Ltd.	2,152	16,010
#	PharmaResearch Co. Ltd.	2,025	475,674
		Shares	Value»
SOUTH KOREA — (Continued)
#	Pharmicell Co. Ltd.	10,557	$73,694
*	Philenergy Co. Ltd.	845	5,226
*	Philoptics Co. Ltd.	1,555	25,576
	PI Advanced Materials Co. Ltd.	3,994	49,278
	PKC Co. Ltd.	10,835	34,219
*	Polaris Office Corp.	5,235	10,149
	Pond Group Co. Ltd.	6,680	20,680
	Poongsan Holdings Corp.	2,812	71,009
	Posco DX Co. Ltd.	5,299	70,356
#	POSCO Future M Co. Ltd.	2,273	215,692
	Posco M-Tech Co. Ltd.	2,492	17,590
#	POSCO Steeleon Co. Ltd.	13,080	38,684
	Protec Co. Ltd.	1,341	52,614
	PSK Holdings, Inc.	1,510	99,703
#	PSK, Inc.	7,547	664,604
	Pulmuone Co. Ltd.	3,936	24,163
*	Rainbow Robotics	502	149,228
	Refine Co. Ltd.	3,137	27,804
	RFHIC Corp.	2,906	85,747
*	Robostar Co. Ltd.	682	28,871
	Rorze Systems Corp.	1,616	6,794
	S&S Tech Corp.	3,330	92,406
	S-1 Corp.	5,334	264,165
	Sajo Industries Co. Ltd.	851	28,107
	Sajodaerim Corp.	1,138	23,952
	Sam Yung Trading Co. Ltd.	6,196	96,440
††	Samick THK Co. Ltd.	2,406	13,342
*	Samil Pharmaceutical Co. Ltd.	3,172	13,746
	Samji Electronics Co. Ltd.	5,168	114,258
	Samjin Pharmaceutical Co. Ltd.	1,803	22,330
	Sammok S-Form Co. Ltd.	2,476	23,773
*Ω	Samsung Biologics Co. Ltd.	1,394	1,434,202
	Samsung C&T Corp.	7,673	1,787,522
	Samsung Card Co. Ltd. (029780 KS)	8,566	280,583
	Samsung Electro-Mechanics Co. Ltd.	5,120	3,912,431
	Samsung Electronics Co. Ltd. (005930 KS)	666,711	116,044,242
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	412	1,763,834

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Engineering Co. Ltd.	53,489	$1,583,373
#*	Samsung Episholdings Co. Ltd.	838	217,589
	Samsung Fire & Marine Insurance Co. Ltd.	3,846	1,664,556
*	Samsung Heavy Industries Co. Ltd.	74,115	1,101,948
	Samsung Life Insurance Co. Ltd.	4,865	1,019,803
*	Samsung SDI Co. Ltd.	7,779	2,121,091
#	Samsung SDS Co. Ltd.	7,538	1,062,615
	Samsung Securities Co. Ltd.	16,103	1,091,473
#	SAMT Co. Ltd.	22,161	134,400
#	Samwha Capacitor Co. Ltd.	2,639	125,633
#*	Samyang Biopharmaceuticals Corp.	2,043	54,752
	Samyang Corp.	532	16,466
#	Samyang Foods Co. Ltd.	1,037	845,479
	Samyoung Co. Ltd.	6,764	29,326
	Sang-A Frontec Co. Ltd.	2,614	23,455
	Sangsin Energy Display Precision Co. Ltd.	1,713	15,106
	Satrec Initiative Co. Ltd.	829	36,333
	SD Biosensor, Inc.	6,098	27,012
	SeAH Besteel Holdings Corp.	6,461	148,771
	SeAH Holdings Corp.	419	34,192
	SeAH Steel Corp.	565	49,704
	SeAH Steel Holdings Corp.	620	45,311
	Sebang Co. Ltd.	6,012	53,576
	Sebang Global Battery Co. Ltd.	3,144	112,213
	Sebo Manufacturing Engineer Corp.	1,102	15,387
	Seegene, Inc.	9,395	175,782
	Segyung Hitech Co. Ltd.	3,047	6,231
	Sejin Heavy Industries Co. Ltd.	6,360	44,930
*	Selvas AI, Inc.	2,362	13,207
	Seobu T&D	3,664	24,823
††	Seohee Construction Co. Ltd.	59,699	80,127
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Seojin System Co. Ltd.	6,836	$154,529
*	Seoul Semiconductor Co. Ltd.	4,381	24,888
	Seoyon E-Hwa Co. Ltd.	9,093	67,713
*††	Sewon E&C Co. Ltd.	21,080	340
	SFA Engineering Corp.	2,317	31,987
*	SFA Nexel Co. Ltd.	10,771	49,312
*	SFA Semicon Co. Ltd.	15,960	53,141
*	SG Co. Ltd.	13,386	10,888
	SGC Energy Co. Ltd.	1,448	40,722
*	SHIFT UP Corp.	2,823	62,631
	Shinhan Financial Group Co. Ltd. (055550 KS)	49,390	3,428,673
	Shinsegae International, Inc.	2,872	21,577
#	Shinsegae, Inc.	2,097	606,749
	Shinsung Delta Tech Co. Ltd.	2,201	44,496
*	Shinsung E&G Co. Ltd.	3,313	32,103
	Shinyoung Securities Co. Ltd.	1,327	128,796
#	Silicon2 Co. Ltd.	8,586	202,641
*	SillaJen, Inc.	8,754	12,635
	SIMMTECH Co. Ltd.	1,830	101,997
	SIMPAC, Inc.	1,268	4,168
	Sindoh Co. Ltd.	2,207	63,344
*	SK Biopharmaceuticals Co. Ltd.	3,308	181,752
*	SK Bioscience Co. Ltd.	3,630	85,187
	SK Chemicals Co. Ltd.	1,475	40,198
#	SK Discovery Co. Ltd.	4,063	145,355
*	SK Eternix Co. Ltd.	7,447	231,038
#	SK Gas Ltd.	1,060	167,012
	SK Hynix, Inc.	97,376	110,585,541
#*Ω	SK IE Technology Co. Ltd.	9,148	84,366
#*	SK Innovation Co. Ltd.	8,837	676,898
	SK Networks Co. Ltd.	20,566	103,762
*	SK Securities Co. Ltd.	52,793	72,614
	SK Telecom Co. Ltd. (017670 KS)	12,318	696,070
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	1,259	39,812
*	SKC Co. Ltd.	1,774	87,098

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SL Corp.	8,218	$298,920
	SM Entertainment Co. Ltd.	1,683	80,392
*	SMEC Co. Ltd.	12,293	33,199
*	Smotronic Co. Ltd.	5,919	9,901
	SNT Holdings Co. Ltd.	3,127	108,817
	SOCAR, Inc.	1,653	11,248
	S-Oil Corp.	11,496	1,029,537
	Solid, Inc.	11,725	68,286
	SOLUM Co. Ltd.	10,403	98,002
	Solus Advanced Materials Co. Ltd.	8,181	36,409
	Songwon Industrial Co. Ltd.	3,585	30,146
	Soop Co. Ltd.	2,812	93,771
	Soosan Industries Co. Ltd.	717	10,617
	Soulbrain Co. Ltd.	1,023	177,120
	Soulbrain Holdings Co. Ltd.	2,191	46,516
	SP SAMHWA Co. Ltd.	2,824	11,431
	SPG Co. Ltd.	2,271	147,578
	ST Pharm Co. Ltd.	3,063	188,954
*	Studio Dragon Corp.	1,853	27,890
	Suheung Co. Ltd.	878	12,983
*	Sukgyung AT Co. Ltd.	508	12,109
	Sung Kwang Bend Co. Ltd.	3,923	73,583
	Sungwoo Hitech Co. Ltd.	12,561	48,733
	Sunic System Ltd.	852	34,891
	Sunjin Co. Ltd.	3,039	20,166
*	Suprema, Inc.	1,647	58,329
	SV Investment Corp.	12,447	15,116
*	Synergy Innovation Co. Ltd.	10,345	10,841
*	Synopex, Inc.	23,722	56,501
	Systems Technology, Inc.	2,030	30,176
	T&L Co. Ltd.	1,763	68,108
	Taekwang Industrial Co. Ltd.	96	56,556
*	Taewoong Co. Ltd.	2,693	50,322
*	Taeyoung Engineering & Construction Co. Ltd.	14,583	16,326
*	Taihan Cable & Solution Co. Ltd.	9,077	144,433
#	TechWing, Inc.	4,055	114,541
	TEMC Co. Ltd.	3,309	18,123
#	TES Co. Ltd.	3,436	300,343
	TK Corp.	3,094	46,910
	TKG Huchems Co. Ltd.	4,811	49,879
#	TLB Co. Ltd.	4,442	79,522
		Shares	Value»
SOUTH KOREA — (Continued)
	Tokai Carbon Korea Co. Ltd.	1,889	$213,062
*	ToolGen, Inc.	739	19,851
	Tovis Co. Ltd.	3,911	28,604
	TS Corp.	19,785	35,930
	TSE Co. Ltd.	713	91,353
	TYM Corp.	8,033	33,229
	Ubiquoss Holdings, Inc.	2,043	11,887
	Ubiquoss, Inc.	3,908	25,976
	Uju Electronics Co. Ltd.	1,935	28,392
	Unid Co. Ltd.	2,052	86,201
	Union Semiconductor Equipment & Materials Co. Ltd.	4,575	23,119
	Uniquest Corp.	1,674	5,639
*	Unison Co. Ltd.	24,842	12,652
*	UniTest, Inc.	4,160	23,573
	Unitrontech Co. Ltd.	8,834	32,349
*	Vaxcell-Bio Therapeutics Co. Ltd.	2,147	5,952
*††	Vidente Co. Ltd.	19,231	8,404
	Vieworks Co. Ltd.	987	15,056
*	Vina Tech Co. Ltd.	633	24,348
	Vitzro Tech Co. Ltd.	4,197	22,173
#	Vitzrocell Co. Ltd.	8,826	167,761
#*	VM, Inc.	2,268	98,548
*	VT Co. Ltd.	8,186	66,640
	Wemade Co. Ltd.	2,938	33,036
	WINS Technet Co. Ltd.	3,865	27,823
	Won Tech Co. Ltd.	15,831	52,981
#*	Wonik Holdings Co. Ltd.	13,526	141,730
	WONIK IPS Co. Ltd.	3,188	209,165
#	Wonik Materials Co. Ltd.	3,195	68,752
	Wonik QnC Corp.	4,494	75,255
	Woojin, Inc.	3,958	36,168
	Woori Financial Group, Inc. (316140 KS)	183,970	4,258,775
*	Woori Technology Investment Co. Ltd.	12,348	37,373
*	Woori Technology, Inc.	10,644	66,465
	Worldex Industry & Trading Co. Ltd., Class C	3,984	79,866
	Y G-1 Co. Ltd.	9,847	113,925
*	YC Corp.	2,877	16,962
*	Yest Co. Ltd.	1,865	27,279
	YG Entertainment, Inc.	1,339	35,647
	Youlchon Chemical Co. Ltd.	1,863	17,592

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Youngone Corp.	5,923	$367,943
	Youngone Holdings Co. Ltd.	2,901	386,421
#	Yuanta Securities Korea Co. Ltd.	37,741	114,157
	YuHwa Securities Co. Ltd.	8,799	18,572
*	Yungjin Pharmaceutical Co. Ltd.	19,061	15,459
	Zeus Co. Ltd.	6,988	40,755
	Zinus, Inc.	1,429	8,626
TOTAL SOUTH KOREA			377,554,734
TAIWAN — (29.9%)
	104 Corp.	5,000	31,363
	91APP, Inc.	9,000	15,311
	Aaeon Technology, Inc.	11,546	54,225
	ABC Taiwan Electronics Corp.	42,860	50,251
	Abico Avy Co. Ltd.	66,936	78,361
#	Ability Enterprise Co. Ltd.	119,119	233,430
#*	Ability Opto-Electronics Technology Co. Ltd.	26,075	137,194
#	AcBel Polytech, Inc.	373,757	482,638
	Accton Technology Corp.	82,858	5,370,602
	Acer Cyber Security, Inc.	5,157	25,643
#	Acer, Inc.	1,115,287	988,266
#	ACES Electronic Co. Ltd.	63,144	152,592
#	Acter Group Corp. Ltd.	30,534	859,165
	Action Electronics Co. Ltd.	103,000	38,349
	Actron Technology Corp.	21,000	85,971
#	ADATA Technology Co. Ltd.	93,180	1,116,011
	Addcn Technology Co. Ltd.	8,913	39,834
	Adlink Technology, Inc.	27,000	93,392
	Advanced Analog Technology, Inc.	11,000	17,910
	Advanced Ceramic X Corp.	6,783	45,789
#	Advanced Energy Solution Holding Co. Ltd.	19,000	531,643
		Shares	Value»
TAIWAN — (Continued)
	Advanced International Multitech Co. Ltd.	67,000	$111,801
#	Advanced Power Electronics Corp.	29,000	141,978
	Advanced Wireless Semiconductor Co.	52,000	173,081
	Advancetek Enterprise Co. Ltd.	131,908	116,344
	Advantech Co. Ltd.	87,959	1,498,266
#	Aero Win Technology Corp.	10,000	10,960
	AGV Products Corp.	230,172	71,002
	AIC, Inc.	13,121	179,177
	Airoha Technology Corp.	14,000	220,631
	Airtac International Group	43,382	1,756,996
	Alar Pharmaceuticals, Inc.	7,000	20,399
	Alchip Technologies Ltd.	18,000	1,661,288
	Alexander Marine Co. Ltd.	11,163	52,049
*	ALI Corp.	50,000	32,878
	All Ring Tech Co. Ltd.	30,000	832,326
	Allied Circuit Co. Ltd.	16,176	134,307
#	Allied Supreme Corp.	15,000	98,655
#	Allis Electric Co. Ltd.	68,955	206,451
#	Alltek Technology Corp.	99,813	169,978
	Alltop Technology Co. Ltd.	23,751	218,725
	Altek Corp.	157,102	184,966
	Amazing Microelectronic Corp.	33,144	74,996
	Ambassador Hotel	103,000	152,108
	AMPACS Corp.	13,000	11,911
	Ampire Co. Ltd.	52,000	41,359
	Ample Electronic Technology Co. Ltd.	5,450	35,120
#	AMPOC Far-East Co. Ltd.	50,968	278,087
#	AmTRAN Technology Co. Ltd.	225,013	180,841
*	Amulaire Thermal Technology, Inc.	40,000	38,254
	Anderson Industrial Corp.	43,000	22,836
#*	Andes Technology Corp.	19,000	128,526
	Anji Technology Co. Ltd.	14,337	15,742
	Anpec Electronics Corp.	5,000	40,378

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Aopen, Inc.	13,000	$20,601
	AP Memory Technology Corp.	5,000	100,338
	APAQ Technology Co. Ltd.	8,000	50,571
	Apex Biotechnology Corp.	37,477	36,289
#	Apex Dynamics, Inc.	7,000	95,059
#*	Apex International Co. Ltd.	89,723	80,033
*	Apex International Financial Engineering Research & Technology Co. Ltd.	25,000	22,239
	ARBOR Technology Corp.	19,000	28,856
	Arcadyan Technology Corp.	63,755	337,521
	Ardentec Corp.	239,411	1,287,460
	ARES International Corp.	14,000	20,742
#	Argosy Research, Inc.	31,558	137,045
	Arizon RFID Technology Cayman Co. Ltd.	7,000	28,623
	ASE Technology Holding Co. Ltd.	441,089	7,526,961
	Asia Cement Corp.	619,696	631,499
	Asia Metal Industries, Inc.	3,000	27,795
#	Asia Optical Co., Inc.	108,000	422,416
	Asia Polymer Corp.	144,385	55,576
	Asia Tech Image, Inc.	26,000	53,750
	Asia Vital Components Co. Ltd.	59,422	4,179,012
	ASIX Electronics Corp.	16,000	48,079
#	ASMedia Technology, Inc.	6,312	253,535
	ASolid Technology Co. Ltd.	8,000	13,902
	ASPEED Technology, Inc.	9,083	3,966,959
#	ASROCK, Inc.	19,000	114,176
	Asustek Computer, Inc.	124,996	3,101,464
	ATE Energy International Co. Ltd.	55,664	41,547
	Aten International Co. Ltd.	40,000	98,462
*	ATW Technology, Inc.	13,000	20,716
	Audix Corp.	42,800	85,173
		Shares	Value»
TAIWAN — (Continued)
#	AUO Corp. (2409 TT)	1,365,400	$999,796
	AUO Corp. (AUOTY US), Sponsored ADR	3,683	26,442
#	AURAS Technology Co. Ltd.	11,000	300,414
	Aurora Corp.	23,585	39,155
	Avalue Technology, Inc.	25,000	99,446
	Avermedia Technologies	52,000	62,527
	Axiomtek Co. Ltd.	34,383	124,399
#	Azurewave Technologies, Inc.	41,000	66,466
	Bafang Yunji International Co. Ltd., Class C	18,000	100,760
	Bank of Kaohsiung Co. Ltd.	330,794	123,678
	BenQ Materials Corp.	50,000	34,797
#*	BES Engineering Corp.	779,764	284,105
	Best Precision Industrial Co. Ltd.	7,000	21,445
*	Billion Electric Co. Ltd.	27,000	15,270
#*	Bin Chuan Enterprise Co. Ltd.	53,650	64,968
	Bionet Corp.	7,000	12,335
#*	Bionime Corp.	13,536	23,208
#*	Biostar Microtech International Corp.	54,000	54,557
	Bioteque Corp.	23,010	80,607
#	Bizlink Holding, Inc.	55,953	3,562,483
	Bonny Worldwide Ltd.	5,000	15,358
#	Bora Pharmaceuticals Co. Ltd.	8,583	101,604
	Brave C&H Supply Co. Ltd.	9,000	37,791
	Bright Led Electronics Corp.	47,100	30,543
	Brightek Optoelectronic Co. Ltd.	12,000	11,323
	Brighton-Best International Taiwan, Inc.	146,331	167,029
#	Brillian Network & Automation Integrated System Co. Ltd.	15,208	148,727
*	BRIM Biotechnology, Inc.	17,000	10,973
	Brogent Technologies, Inc.	17,117	49,180
	C Sun Manufacturing Ltd.	13,062	190,077

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Calin Technology Co. Ltd.	25,000	$28,562
*	Cameo Communications, Inc.	95,044	27,511
	Capital Futures Corp.	60,905	109,326
#	Capital Securities Corp.	621,902	650,888
*	Career Technology MFG. Co. Ltd.	86,235	37,078
	Castles Technology Co. Ltd.	40,862	64,675
	Caswell, Inc.	7,000	18,573
	Cathay Chemical Works	17,000	24,156
	Cathay Consolidated, Inc.	13,799	40,944
	Cathay Financial Holding Co. Ltd.	993,178	3,091,048
	Cathay Real Estate Development Co. Ltd.	278,300	188,822
*	CCP Contact Probes Co. Ltd.	46,875	155,285
*	Celxpert Energy Corp.	35,764	30,318
	Cenra, Inc.	60,500	61,310
	Center Laboratories, Inc.	64,494	75,230
	Central Reinsurance Co. Ltd.	204,873	217,464
#	Century Iron & Steel Industrial Co. Ltd.	19,000	61,002
	Chailease Holding Co. Ltd.	424,464	1,457,161
	Chain Chon Industrial Co. Ltd.	32,000	10,847
	Chaintech Technology Corp.	15,000	21,446
	Chang Hwa Commercial Bank Ltd.	1,240,233	964,202
	Chang Wah Electromaterials, Inc.	170,240	236,584
#	Chang Wah Technology Co. Ltd.	160,500	318,815
*	Changs Ascending Enterprise Co. Ltd.	10,000	9,686
#	Channel Well Technology Co. Ltd.	102,000	165,616
	Chant Sincere Co. Ltd.	28,000	46,958
		Shares	Value»
TAIWAN — (Continued)
#	Charoen Pokphand Enterprise	91,676	$294,568
	CHC Resources Corp.	34,379	67,217
	Chen Full International Co. Ltd.	46,000	95,886
	Chenbro Micom Co. Ltd.	22,000	699,095
	Cheng Fwa Industrial Co. Ltd.	38,000	27,473
	Cheng Loong Corp.	278,480	180,293
#*	Cheng Mei Materials Technology Corp.	238,153	140,077
	Cheng Shin Rubber Industry Co. Ltd.	644,808	607,207
	Cheng Uei Precision Industry Co. Ltd.	164,159	169,941
#	Chenming Electronic Technology Corp.	59,000	139,473
	Chia Chang Co. Ltd.	50,000	53,206
	Chialin Precision Industrial Co. Ltd.	5,000	10,326
#	Chicony Electronics Co. Ltd.	232,350	756,734
	Chicony Power Technology Co. Ltd.	48,731	114,518
	Chief Telecom, Inc.	14,900	152,077
	Chien Kuo Construction Co. Ltd.	64,432	85,240
	Chime Ball Technology Co. Ltd.	9,000	13,681
	China Airlines Ltd.	1,325,062	918,594
#	China Bills Finance Corp.	374,000	193,705
	China Electric Manufacturing Corp.	57,000	20,526
#	China General Plastics Corp.	162,602	55,249
	China Glaze Co. Ltd.	60,680	59,296
#*	China Man-Made Fiber Corp.	663,965	176,118
	China Metal Products	70,190	46,195
	China Motor Corp.	45,600	74,630
*	China Petrochemical Development Corp.	649,033	151,359
	China Steel Chemical Corp.	47,227	117,691
	China Steel Corp.	1,570,940	919,116
	China Wire & Cable Co. Ltd.	53,120	47,488
	Chinese Maritime Transport Ltd.	35,120	55,215

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ching Feng Home Fashions Co. Ltd.	60,478	$36,703
	Chin-Poon Industrial Co. Ltd.	192,113	215,187
	Chipbond Technology Corp.	295,000	1,148,624
	ChipMOS Technologies, Inc. (8150 TT)	343,594	750,176
	ChipMOS Technologies, Inc. (IMOS US), ADR	2,049	97,100
#	Chong Hong Development Co. Ltd.	103,648	248,411
	Chroma ATE, Inc.	59,466	3,736,014
	Chun YU Works & Co. Ltd.	66,150	32,345
*	Chun Yuan Steel Industry Co. Ltd.	243,999	158,718
*	Chung Hung Steel Corp.	362,889	185,855
#	Chung Hwa Chemical Industrial Works Ltd.	44,000	90,879
	Chung Hwa Food Industrial Co. Ltd.	17,770	37,806
*	Chung Hwa Pulp Corp.	142,246	55,279
	Chung Lien Co. Ltd.	18,000	16,861
	Chung Tai Resource Technology Corp.	4,000	9,500
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	183,000	862,236
*	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	15,000	15,028
	Chunghwa Precision Test Tech Co. Ltd.	7,000	527,501
	Chunghwa Telecom Co. Ltd. (2412 TT)	302,800	1,301,873
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	12,202	519,927
	CKM Applied Materials Corp.	27,000	25,019
#	Cleanaway Co. Ltd. (8422 TT)	380,000	290,145
	Clevo Co.	190,869	245,602
	CMC Magnetics Corp.	538,132	163,819
	C-Media Electronics, Inc.	24,000	23,916
		Shares	Value»
TAIWAN — (Continued)
	Compal Electronics, Inc.	1,540,086	$1,693,683
	Compeq Manufacturing Co. Ltd.	298,175	1,525,549
#	Concord International Securities Co. Ltd.	157,181	145,627
#	Concord Securities Co. Ltd.	369,958	232,281
#	Continental Holdings Corp.	209,250	133,180
	Contrel Technology Co. Ltd.	26,000	72,143
	Coremax Corp.	40,247	93,116
#	Coretronic Corp.	126,600	285,218
	Co-Tech Development Corp.	65,541	583,670
	Coxon Precise Industrial Co. Ltd.	28,000	12,213
	Creative Sensor, Inc.	27,000	34,355
	CTBC Financial Holding Co. Ltd.	2,817,612	5,623,766
	CTCI Advanced Systems, Inc.	5,000	23,981
	CTCI Corp.	353,771	382,815
	CviLux Corp.	34,766	77,760
	CyberPower Systems, Inc.	25,200	167,647
*	CyberTAN Technology, Inc.	144,576	85,627
	Cystech Electronics Corp.	2,478	8,977
	DA CIN Construction Co. Ltd.	107,200	291,234
	Dafeng TV Ltd.	44,396	58,348
	Dah San Electric Wire & Cable Co. Ltd.	32,043	41,399
	Da-Li Development Co. Ltd.	162,663	237,150
	Darfon Electronics Corp.	87,000	81,462
	Darwin Precisions Corp.	121,800	47,314
	Davicom Semiconductor, Inc.	19,000	20,202
	Daxin Materials Corp.	11,000	104,701
	De Licacy Industrial Co. Ltd.	42,000	13,420
#	Delpha Construction Co. Ltd.	65,000	39,887
	Delta Electronics, Inc.	98,940	4,867,612
#	Depo Auto Parts Ind Co. Ltd.	51,000	210,558
	Desiccant Technology Corp.	12,430	59,559
	Dimerco Data System Corp.	30,884	88,845

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dimerco Express Corp.	69,643	$168,201
#*	D-Link Corp.	182,136	118,481
	Donpon Precision, Inc.	32,200	50,648
#	Double Bond Chemical Industry Co. Ltd.	12,000	94,023
	Dr. Wu Skincare Co. Ltd.	5,000	13,985
	Drewloong Precision, Inc.	12,765	56,366
	Dynamic Holding Co. Ltd.	140,733	428,193
#	Dynapack International Technology Corp.	70,000	618,894
	E Ink Holdings, Inc.	158,000	914,236
	E.Sun Financial Holding Co. Ltd.	2,677,395	3,193,359
	Eastech Holding Ltd.	16,000	35,734
	Easy Field Corp.	16,000	24,849
*	Easywell Biomedical, Inc.	38,953	39,504
	Eclat Textile Co. Ltd.	53,279	569,888
#	eCloudvalley Digital Technology Co. Ltd.	15,000	26,208
#	ECOVE Environment Corp.	13,000	108,701
	Edimax Technology Co. Ltd.	42,000	17,788
*	Edom Technology Co. Ltd.	88,615	124,304
	eGalax_eMPIA Technology, Inc.	24,467	43,730
#*	Egis Technology, Inc.	28,000	79,918
*	EirGenix, Inc.	27,000	37,308
#	Elan Microelectronics Corp.	124,959	576,158
	E-Lead Electronic Co. Ltd.	22,000	30,844
#	Elite Advanced Laser Corp.	52,928	592,485
	Elite Material Co. Ltd.	50,909	7,308,118
	Elite Semiconductor Microelectronics Technology, Inc.	40,000	216,861
	Elitegroup Computer Systems Co. Ltd.	135,235	76,506
	eMemory Technology, Inc.	15,000	1,126,988
	Emerging Display Technologies Corp.	74,000	47,405
	Ennoconn Corp.	45,915	571,344
	Ennostar, Inc.	213,227	314,185
		Shares	Value»
TAIWAN — (Continued)
	EnTie Commercial Bank Co. Ltd.	251,500	$119,622
	EOI Investment Holdings Co. Ltd.	80,000	54,381
#	Eris Technology Corp.	9,055	58,809
	Eson Precision Ind Co. Ltd.	58,000	136,633
	Eternal Materials Co. Ltd.	467,885	856,963
	Eurocharm Holdings Co. Ltd.	16,000	89,596
	Eva Airways Corp.	1,198,990	1,599,663
	Ever Fortune AI Co. Ltd.	28,000	46,276
	Ever Ohms Technology Co. Ltd.	12,000	29,012
#	Ever Supreme Bio Technology Co. Ltd.	26,662	119,325
*	Everest Textile Co. Ltd.	101,000	20,908
	Evergreen Aviation Technologies Corp.	63,000	353,988
	Evergreen International Storage & Transport Corp.	132,500	192,424
	Evergreen Marine Corp. Taiwan Ltd.	216,342	1,359,627
#	EVERGREEN Steel Corp.	87,000	233,335
#	Everlight Electronics Co. Ltd.	213,149	410,324
#	Evertop Wire Cable Corp.	58,000	33,215
	Excelsior Medical Co. Ltd.	62,883	137,487
*	Falcon Machine Tools Co. Ltd.	21,000	10,795
	Far Eastern Department Stores Ltd.	378,370	259,506
	Far Eastern International Bank	1,247,087	519,203
	Far Eastern New Century Corp.	1,174,560	984,244
#	Far EasTone Telecommunications Co. Ltd.	540,000	1,752,988
	Faraday Technology Corp.	61,351	278,541
	Farglory F T Z Investment Holding Co. Ltd.	73,866	109,042

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Farglory Land Development Co. Ltd.	107,442	$215,035
	FDC International Hotels Corp.	15,000	17,854
	Feature Integration Technology, Inc.	14,000	33,500
*	Federal Corp.	129,000	76,846
#	Feedback Technology Corp.	21,633	138,866
	Feng Hsin Steel Co. Ltd.	158,550	318,646
	Feng TAY Enterprise Co. Ltd.	80,705	170,203
	FIC Global, Inc.	11,000	12,042
*	FineMat Applied Materials Co. Ltd.	12,000	11,473
	FineTek Co. Ltd.	14,100	39,853
#	First Copper Technology Co. Ltd.	69,000	74,503
	First Financial Holding Co. Ltd.	2,075,173	2,357,520
	First Hotel	129,746	50,418
	First Insurance Co. Ltd.	103,606	86,462
*	First Steamship Co. Ltd.	188,425	35,906
*	FIT Holding Co. Ltd.	44,000	24,243
	Fitipower Integrated Technology, Inc.	42,250	193,849
#*	Fittech Co. Ltd.	10,509	30,730
#*	FLEXium Interconnect, Inc.	120,001	180,453
#	Flytech Technology Co. Ltd.	48,373	185,083
#	FocalTech Systems Co. Ltd.	33,963	50,897
#	Forcecon Tech Co. Ltd.	30,216	68,837
	Forcelead Technology Corp.	4,000	21,385
	Formosa Advanced Technologies Co. Ltd.	93,000	158,399
	Formosa Chemicals & Fibre Corp.	269,378	469,078
	Formosa Oilseed Processing Co. Ltd.	47,897	38,106
	Formosa Optical Technology Co. Ltd.	17,000	46,476
	Formosa Petrochemical Corp.	116,000	250,517
		Shares	Value»
TAIWAN — (Continued)
*	Formosa Pharmaceuticals, Inc.	41,000	$29,688
	Formosa Plastics Corp.	498,134	837,599
#	Formosa Sumco Technology Corp.	30,000	242,947
	Formosan Rubber Group, Inc.	91,548	72,282
	Formosan Union Chemical Corp.	158,847	112,668
#	Fortune Electric Co. Ltd.	39,160	846,282
	Fositek Corp.	9,000	368,096
	Founding Construction & Development Co. Ltd.	77,460	34,142
	Foxconn Technology Co. Ltd.	382,536	662,350
	Foxsemicon Integrated Technology, Inc.	40,562	366,647
	Franbo Lines Corp.	75,328	38,829
	Froch Enterprise Co. Ltd.	108,713	56,538
	FSP Technology, Inc.	67,886	109,938
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	69,854	55,920
	Fu Hua Innovation Co. Ltd.	115,460	49,870
	Fubon Financial Holding Co. Ltd.	1,436,273	5,724,942
	Fulgent Sun International Holding Co. Ltd.	58,401	131,292
	Fullerton Technology Co. Ltd.	56,000	42,055
*	Fulltech Fiber Glass Corp.	22,000	44,264
	Fusheng Precision Co. Ltd.	49,000	383,540
#	G Shank Enterprise Co. Ltd.	75,059	258,925
	Gallant Micro Machining Co. Ltd.	2,000	49,820
#	Gallant Precision Machining Co. Ltd.	31,000	80,724
*	GCS Holdings, Inc.	42,727	450,170
	GEM Services, Inc.	28,670	107,433
#	Gemtek Technology Corp.	169,574	159,649
*	General Interface Solution GIS Holding Ltd.	33,000	55,425

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Generalplus Technology, Inc.	31,000	$44,797
	Genesys Logic, Inc.	39,000	109,303
	Genius Electronic Optical Co. Ltd.	45,979	674,966
	GeoVision, Inc.	22,164	39,384
	Getac Holdings Corp.	179,000	623,519
	GFC Ltd.	27,500	104,357
*	Giantplus Technology Co. Ltd.	140,000	67,766
#	Gigabyte Technology Co. Ltd.	155,000	1,599,674
*	Gigasolar Materials Corp.	10,897	34,619
#*	Gigastorage Corp.	147,000	138,976
#	Global Brands Manufacture Ltd.	145,751	364,522
	Global Lighting Technologies, Inc.	24,000	25,799
#	Global Mixed Mode Technology, Inc.	39,000	294,072
	Global PMX Co. Ltd.	25,000	123,193
#	Global Unichip Corp.	24,000	2,748,269
	Globalwafers Co. Ltd.	71,000	1,793,330
	Globe Union Industrial Corp.	54,298	17,592
#	Gloria Material Technology Corp.	210,708	206,374
*	GlycoNex, Inc.	37,545	25,930
#	GMI Technology, Inc.	57,082	75,113
	Gold Circuit Electronics Ltd.	75,836	1,817,655
*	Gold Rain Enterprises Corp.	10,000	9,913
#	Goldsun Building Materials Co. Ltd., Class C	324,735	312,523
*	Gongwin Biopharm Holdings Co. Ltd.	11,000	25,905
	Good Finance Securities Co. Ltd.	39,000	40,745
	Good Will Instrument Co. Ltd.	30,859	68,472
	Goodway Machine Corp.	7,000	10,710
#	Gordon Auto Body Parts	71,000	57,509
*	Gourmet Master Co. Ltd.	11,052	21,528
	Grade Upon Technology Corp.	1,000	24,951
	Grand Fortune Securities Co. Ltd.	157,000	67,904
#*	Grand Pacific Petrochemical	325,456	112,625
	Grand Process Technology Corp.	5,000	358,749
		Shares	Value»
TAIWAN — (Continued)
	Grape King Bio Ltd.	31,000	$85,249
	Great Taipei Gas Co. Ltd.	115,000	103,645
	Great Tree Pharmacy Co. Ltd.	23,156	55,975
#	Great Wall Enterprise Co. Ltd.	327,448	566,424
	Greatek Electronics, Inc.	176,000	537,037
	Green World FinTech Service Co. Ltd.	40,000	50,327
#	Group Up Industrial Co. Ltd.	22,000	227,761
	GTM Holdings Corp.	63,000	61,685
	Gudeng Precision Industrial Co. Ltd.	25,442	307,791
	Hannstar Board Corp.	145,795	297,329
*	HannStar Display Corp.	910,000	342,300
*	HannsTouch Holdings Co.	250,781	76,097
	Hanpin Electron Co. Ltd.	26,000	40,569
*	Harvatek Corp.	66,052	43,300
	Hi-Clearance, Inc.	13,707	55,055
	Highlight Tech Corp.	23,708	59,069
	Highwealth Construction Corp.	532,897	722,803
	Hi-Lai Foods Co. Ltd.	8,000	42,561
	HIM International Music, Inc.	13,190	34,437
#*	Hitron Technology, Inc.	66,799	48,256
#	Hiwin Technologies Corp.	91,380	850,434
	Hiyes International Co. Ltd.	16,866	39,976
	Ho Tung Chemical Corp.	465,035	186,283
#	Hocheng Corp.	112,586	84,294
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	32,920
	Holiday Entertainment Co. Ltd.	23,600	38,155
*	Holtek Semiconductor, Inc.	63,000	102,734
	Holy Stone Enterprise Co. Ltd.	77,500	1,052,557
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,256,599	9,596,654
	Hong Pu Real Estate Development Co. Ltd.	22,609	12,696
#	Hong TAI Electric Industrial	121,000	113,273

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Horizon Fixture Group Co. Ltd.	8,000	$55,293
#*	Hota Industrial Manufacturing Co. Ltd.	39,000	55,975
	Hotai Finance Co. Ltd.	70,101	132,549
	Hotai Motor Co. Ltd.	76,220	1,308,088
	Hsin Kuang Steel Co. Ltd.	68,788	80,483
	Hsin Yung Chien Co. Ltd.	14,364	38,944
	Hsin-Li Chemical Industrial Corp.	31,000	39,454
	HTC Corp.	352,000	431,504
#	Hu Lane Associate, Inc.	38,398	137,070
#	HUA ENG Wire & Cable Co. Ltd.	135,000	122,254
#	Hua Nan Financial Holdings Co. Ltd., Class C	1,539,397	2,067,731
	Hua Yu Lien Development Co. Ltd.	25,262	28,296
#	Huaku Development Co. Ltd.	155,794	468,506
	Huang Hsiang Construction Corp.	43,108	43,702
	Hung Ching Development & Construction Co. Ltd.	41,000	55,882
	Hung Sheng Construction Ltd.	153,200	80,812
	HUSHAN Autoparts, Inc.	6,000	13,082
	Hwa Fong Rubber Industrial Co. Ltd.	103,849	46,367
#	Hwacom Systems, Inc.	64,000	75,894
#	Hwang Chang General Contractor Co. Ltd.	93,146	106,171
	Ibase Technology, Inc.	46,000	77,360
#	IBF Financial Holdings Co. Ltd.	1,270,957	613,206
#*	IC Plus Corp.	24,000	48,042
	ICARES Medicus, Inc.	5,170	11,181
#	Ichia Technologies, Inc.	117,897	187,310
	IEI Integration Corp.	71,680	187,924
	In Win Development, Inc.	14,000	27,186
		Shares	Value»
TAIWAN — (Continued)
	Infortrend Technology, Inc.	110,798	$117,196
	Info-Tek Corp.	37,000	32,920
	Innodisk Corp.	16,351	631,280
#	Innolux Corp.	1,524,922	2,092,734
	Inpaq Technology Co. Ltd.	49,344	107,522
	Insyde Software Corp.	9,200	57,844
	Intai Technology Corp.	16,800	64,945
#	Integrated Service Technology, Inc.	41,031	175,695
	Interactive Digital Technologies, Inc.	14,000	31,978
*	International CSRC Investment Holdings Co.	286,400	85,110
#	International Games System Co. Ltd., Class C	70,000	1,675,160
#	Inventec Corp.	495,181	929,761
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	80,379
#	ITE Technology, Inc.	52,202	199,433
	ITEQ Corp.	98,628	786,959
	J&V Energy Technology Co. Ltd.	31,000	62,617
#	Jarllytec Co. Ltd.	29,725	64,858
	Jean Co. Ltd.	91,367	54,749
	Jentech Precision Industrial Co. Ltd.	15,498	1,605,287
	Jetway Information Co. Ltd.	19,500	28,118
	Jetwell Computer Co. Ltd.	6,720	45,345
	Jia Wei Lifestyle, Inc.	18,971	14,807
	Jih Lin Technology Co. Ltd.	24,000	51,817
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	62,115
	Johnson Chemical Pharmaceutical Works Corp.	5,000	7,443
#	Johnson Health Tech Co. Ltd.	32,000	121,146
#	JPC connectivity, Inc.	34,875	306,221
#	JPP Holding Co. Ltd.	5,050	42,603
#	JSL Construction & Development Co. Ltd.	85,383	160,384
*	K Laser Technology, Inc.	71,000	34,930
	Kaimei Electronic Corp.	51,587	179,951

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kaori Heat Treatment Co. Ltd.	16,983	$445,198
	Kedge Construction Co. Ltd.	39,389	123,186
	Keding Enterprises Co. Ltd.	15,000	55,714
	KEE TAI Properties Co. Ltd.	158,064	46,403
	Kenda Rubber Industrial Co. Ltd.	120,050	67,051
	Kent Industrial Co. Ltd.	32,000	25,688
	Kerry TJ Logistics Co. Ltd.	87,000	78,185
	Keystone Microtech Corp.	11,000	303,754
	KGI Financial Holding Co. Ltd.	2,570,449	2,428,511
#	KHGEARS International Ltd.	13,000	58,883
	Kindom Development Co. Ltd.	235,070	251,188
	King Chou Marine Technology Co. Ltd.	33,660	44,641
	King Polytechnic Engineering Co. Ltd.	32,550	50,327
	King Slide Works Co. Ltd.	12,050	2,887,438
	King Yuan Electronics Co. Ltd.	223,155	1,507,228
*	King's Town Construction Co. Ltd.	31,348	34,567
	Kingwaytek Technology Co. Ltd.	7,000	12,282
	Kinik Co.	35,000	680,919
#*	Kinko Optical Co. Ltd.	76,769	150,271
#	Kinpo Electronics	577,028	526,226
	Kinsus Interconnect Technology Corp.	102,313	1,939,968
*	KNH Enterprise Co. Ltd.	43,000	18,091
*	KS Terminals, Inc.	55,760	94,371
	Kuang Hong Arts Management, Inc.	13,000	35,348
	Kuen Ling Machinery Refrigerating Co. Ltd.	9,000	10,877
	Kung Long Batteries Industrial Co. Ltd.	33,000	128,747
	Kung Sing Engineering Corp.	210,404	62,067
		Shares	Value»
TAIWAN — (Continued)
#	Kuo Toong International Co. Ltd.	83,625	$133,161
*	Kuo Yang Construction Co. Ltd.	31,366	17,386
	Kwong Lung Enterprise Co. Ltd.	50,000	66,299
#	L&K Engineering Co. Ltd.	49,812	1,071,928
	LandMark Optoelectronics Corp.	5,500	266,095
	Lang, Inc.	16,000	23,932
	Lanner Electronics, Inc.	39,961	92,966
	Largan Precision Co. Ltd. (3008 TT)	16,306	2,021,416
	Laster Tech Co. Ltd.	21,105	12,387
	Leadtrend Technology Corp.	14,279	21,666
*	Lealea Enterprise Co. Ltd.	166,940	36,204
	Lelon Electronics Corp.	60,694	404,099
	Lemtech Holdings Co. Ltd.	15,870	39,939
	Leo Systems, Inc.	27,000	28,998
*	Li Peng Enterprise Co. Ltd.	115,806	24,152
#	Lian HWA Food Corp.	52,060	130,699
#	Lien Hwa Industrial Holdings Corp.	397,551	493,345
*	Lily Textile	11,000	8,927
	LINE Pay Taiwan Ltd.	11,550	95,759
#	Lingsen Precision Industries Ltd.	208,000	186,815
#	Lion Travel Service Co. Ltd.	36,000	163,206
	Lite-On Technology Corp.	251,395	1,593,160
#	Liton Technology Corp.	32,000	68,971
	Long Da Construction & Development Corp.	93,450	81,606
*	Longchen Paper & Packaging Co. Ltd.	157,349	47,904
#	Longwell Co.	63,000	399,319
	Loop Telecommunication International, Inc.	21,000	34,751
	Lotes Co. Ltd.	31,508	1,775,774
	Loyalty Founder Enterprise Co. Ltd.	37,000	24,744
	Lumax International Corp. Ltd.	42,142	145,178

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Lung Yen Life Service Corp.	48,000	$70,395
	Lungteh Shipbuilding Co. Ltd.	28,650	115,401
	Luxe Green Energy Technology Co. Ltd.	31,941	16,949
	LuxNet Corp.	12,617	139,639
	M3 Technology, Inc.	6,000	14,316
	Macauto Industrial Co. Ltd.	7,000	11,387
	Machvision, Inc.	4,000	75,071
	Macroblock, Inc.	12,000	18,597
*	Macronix International Co. Ltd.	562,201	1,688,655
#	Makalot Industrial Co. Ltd.	95,657	648,410
	Marketech International Corp.	41,000	583,578
#	Materials Analysis Technology, Inc.	28,994	187,049
	Maxigen Biotech, Inc.	13,650	16,817
	Mayer Steel Pipe Corp.	65,710	42,941
*	Mechema Chemicals International Corp.	24,000	50,007
	MediaTek, Inc.	142,360	15,165,281
	Mega Financial Holding Co. Ltd.	2,179,075	3,571,881
*	MEGA International Development Co. Ltd.	5,000	3,226
#	Mega Union Technology, Inc.	22,100	486,963
*	Megaforce Co. Ltd.	31,000	27,445
	Mercuries & Associates Holding Ltd.	257,341	135,314
	Mercuries Data Systems Ltd.	15,763	10,915
*	Mercuries Life Insurance Co. Ltd.	1,317,633	401,869
	Merida Industry Co. Ltd.	24,735	58,819
#	Merry Electronics Co. Ltd.	86,866	215,076
*	Metatech AP, Inc.	9,000	9,702
	Microprogram Information Co. Ltd.	9,000	16,067
#	Micro-Star International Co. Ltd.	262,233	1,136,193
	Mildef Crete, Inc.	29,000	109,716
#	Mitac Holdings Corp.	254,537	680,097
	Mitake Information Corp.	6,000	11,599
		Shares	Value»
TAIWAN — (Continued)
*	Mobiletron Electronics Co. Ltd.	26,440	$26,429
	momo.com, Inc.	23,839	179,447
#	Motech Industries, Inc.	137,000	92,149
	MPI Corp.	22,000	3,501,865
#	MSSCORPS Co. Ltd.	23,763	248,375
	My Humble House Hospitality Management Consulting	27,000	29,235
*	Mycenax Biotech, Inc.	28,000	20,940
	Nak Sealing Technologies Corp.	31,000	109,991
	Namchow Holdings Co. Ltd.	59,000	61,484
	Nan Juen International Co. Ltd.	2,000	26,073
	Nan Kang Rubber Tire Co. Ltd.	62,218	63,578
#	Nan Pao Resins Chemical Co. Ltd.	27,000	256,195
	Nan Ya Plastics Corp.	907,674	4,312,661
	Nan Ya Printed Circuit Board Corp.	39,072	1,075,770
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	20,566
	Nantex Industry Co. Ltd.	99,964	84,597
*	Nanya Technology Corp.	192,000	2,052,716
#	National Aerospace Fasteners Corp.	11,065	45,845
	National Petroleum Co. Ltd.	45,000	77,854
	Neousys Technology, Inc.	6,000	31,318
#	Netronix, Inc.	34,000	91,318
*	New Asia Construction & Development Corp.	81,000	35,259
	New Best Wire Industrial Co. Ltd.	36,600	29,138
*	New Era Electronics Co. Ltd.	26,000	29,035
*	Newmax Technology Co. Ltd.	45,000	36,712
	Nexcom International Co. Ltd.	21,000	38,945
	Nichidenbo Corp.	74,193	280,431
	Niching Industrial Corp.	6,000	11,879
	Nidec Chaun-Choung Technology Corp.	7,000	23,245
	Nien Hsing Textile Co. Ltd.	43,000	23,254

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nien Made Enterprise Co. Ltd.	74,000	$872,476
#	Niko Semiconductor Co. Ltd.	44,080	85,638
	Nishoku Technology, Inc.	21,400	72,437
	Nova Technology Corp.	19,000	155,404
#	Novatek Microelectronics Corp.	172,000	2,718,389
*	Nuvoton Technology Corp.	33,000	116,898
	O-Bank Co. Ltd.	584,362	184,941
	Ocean Plastics Co. Ltd.	95,000	95,406
	OK Biotech Co. Ltd.	24,000	10,666
*	Oneness Biotech Co. Ltd.	130,000	167,537
	Orient Semiconductor Electronics Ltd.	217,310	267,694
#*	Oriental Union Chemical Corp.	220,821	87,638
	O-TA Precision Industry Co. Ltd.	18,935	31,381
	Pacific Construction Co.	104,000	28,138
	Pacific Hospital Supply Co. Ltd.	23,094	54,211
	Pan Asia Chemical Corp.	118,151	83,415
#	Pan German Universal Motors Ltd.	7,000	49,649
	Pan Jit International, Inc.	167,300	590,062
#	Pan-International Industrial Corp.	215,514	270,835
#	Parade Technologies Ltd.	24,400	418,131
*	Paragon Technologies Co. Ltd.	24,000	18,630
*	PChome Online, Inc.	26,208	20,533
	PCL Technologies, Inc.	4,961	17,600
	P-Duke Technology Co. Ltd.	27,442	99,929
	Pegatron Corp.	395,037	1,022,189
#	Pegavision Corp.	15,198	151,210
	PharmaEngine, Inc.	29,000	54,951
	PharmaEssentia Corp.	51,538	1,676,718
*	Pharmosa Biopharm, Inc.	40,000	40,976
*	Phihong Technology Co. Ltd.	105,000	67,873
		Shares	Value»
TAIWAN — (Continued)
#	Phison Electronics Corp.	35,000	$1,722,536
	Phoenix Silicon International Corp.	44,486	329,928
	Phoenix Tours International, Inc.	20,400	27,988
#	Pixart Imaging, Inc.	67,030	394,597
#	Planet Technology Corp.	17,000	76,225
	Podak Co. Ltd.	7,000	10,394
*	Polaris Group	91,000	30,408
	Polytronics Technology Corp.	35,269	55,716
#	Posiflex Technology, Inc.	30,346	181,541
	Pou Chen Corp.	523,144	387,042
	Power Wind Health Industry, Inc.	15,632	81,042
*	Powerchip Semiconductor Manufacturing Corp.	872,000	1,426,166
	Powertech Technology, Inc.	199,400	1,425,633
	Powertip Image Corp.	7,000	14,850
	Poya International Co. Ltd.	34,349	765,224
#	President Chain Store Corp.	204,000	1,412,664
#	President Securities Corp.	476,159	632,497
#	Primax Electronics Ltd.	251,000	504,885
	Prince Housing & Development Corp.	181,087	48,010
	Pro Hawk Corp.	8,000	39,910
#	Promate Electronic Co. Ltd.	95,197	138,745
	Prosperity Dielectrics Co. Ltd.	52,032	227,675
	PSS Co. Ltd.	15,000	68,154
	Qing Song Health Co. Ltd.	9,000	10,434
	QST International Corp.	23,642	28,994
	Qualipoly Chemical Corp.	26,198	135,794
	Quang Viet Enterprise Co. Ltd.	7,000	13,109
#	Quanta Computer, Inc.	407,715	3,626,994
#	Quanta Storage, Inc.	96,000	195,874
	Radiant Opto-Electronics Corp.	172,144	435,718
	Radium Life Tech Co. Ltd.	254,524	82,467

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Rafael Microelectronics, Inc.	8,024	$32,330
	Raydium Semiconductor Corp.	24,000	166,962
#	Realtek Semiconductor Corp.	93,268	1,934,073
	Rechi Precision Co. Ltd.	173,173	125,848
	Rexon Industrial Corp. Ltd.	33,000	29,266
	RiTdisplay Corp.	21,154	19,232
*	Ritek Corp.	325,288	106,337
#	Ruentex Development Co. Ltd.	231,751	192,872
	Ruentex Engineering & Construction Co.	36,184	182,132
	Ruentex Industries Ltd.	172,963	278,966
	Run Long Construction Co. Ltd.	39,087	39,802
#	Sakura Development Co. Ltd.	85,570	112,253
	Sampo Corp.	100,200	72,197
	San Fang Chemical Industry Co. Ltd.	92,992	90,928
	San Fu Chemical Co. Ltd.	19,000	62,772
	San Shing Fastech Corp.	50,479	87,850
	Sanyang Motor Co. Ltd.	218,684	437,076
	Savior Lifetec Corp.	90,189	47,009
	Scientech Corp.	17,000	334,147
#	SDI Corp.	50,000	220,709
	Sea Sonic Electronics Co. Ltd.	11,000	21,903
	Securitag Assembly Group Co. Ltd.	4,000	13,760
	Senao Networks, Inc.	11,119	40,585
	Sensortek Technology Corp.	10,000	46,513
	Sercomm Corp.	109,000	275,822
#	Sesoda Corp.	118,315	175,076
	Shanghai Commercial & Savings Bank Ltd.	738,106	1,035,101
	Sharehope Medicine Co. Ltd.	42,361	24,807
	Sheng Yu Steel Co. Ltd.	36,000	23,013
	ShenMao Technology, Inc.	44,435	133,540
		Shares	Value»
TAIWAN — (Continued)
	Shieh Yih Machinery Industry Co. Ltd.	60,000	$43,432
#	Shih Her Technologies, Inc.	27,126	140,847
#	Shihlin Electric & Engineering Corp.	88,000	527,062
*	Shihlin Paper Corp.	45,000	65,465
	Shin Hsiung Natural Gas Co. Ltd.	21,336	26,396
	Shin Ruenn Development Co. Ltd.	66,427	85,208
	Shin Shin Natural Gas Co.	18,000	23,605
#	Shin Zu Shing Co. Ltd.	76,174	398,484
*	Shining Building Business Co. Ltd.	74,397	18,042
	Shinkong Insurance Co. Ltd.	116,000	576,374
#	Shinkong Synthetic Fibers Corp.	541,191	343,977
	Shinkong Textile Co. Ltd.	73,800	153,697
	Shiny Brands Group Co. Ltd.	8,470	27,434
	Shiny Chemical Industrial Co. Ltd.	70,122	322,848
*	Shun On Electronic Co. Ltd.	14,000	8,716
#*	Shuttle, Inc.	167,000	80,592
#	Sigurd Microelectronics Corp.	252,538	1,434,896
	Silergy Corp.	50,000	622,775
	Silicon Integrated Systems Corp.	180,895	270,886
	Silicon Optronics, Inc.	6,000	9,822
	Silitech Technology Corp.	18,000	18,000
	Simplo Technology Co. Ltd.	60,400	652,786
#	Sinbon Electronics Co. Ltd.	88,917	804,544
	Singatron Enterprise Co. Ltd.	14,000	13,105
	Sinmag Equipment Corp.	17,979	62,583
*	Sino Tactful Co. Ltd.	21,000	12,906
	Sino-American Silicon Products, Inc.	244,000	1,154,996
#	Sinon Corp.	189,000	227,412
	SinoPac Financial Holdings Co. Ltd.	2,363,687	2,947,848
#	Sinopower Semiconductor, Inc.	9,900	67,401
	Sinyi Realty, Inc.	18,000	11,340

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sirtec International Co. Ltd.	40,600	$30,389
	Sitronix Technology Corp.	49,434	401,677
	Siward Crystal Technology Co. Ltd.	79,000	148,139
	Sixxon Tech Co. Ltd.	6,000	28,681
	Soft-World International Corp.	25,000	76,724
#	Solar Applied Materials Technology Corp.	223,339	682,949
	Solteam, Inc.	29,850	43,967
#	Song Shang Electronics Co. Ltd.	30,000	18,934
	Sonix Technology Co. Ltd.	66,000	104,204
	Southeast Cement Co. Ltd.	65,000	32,354
#*	Spectrum Electrics Corp.	66,300	46,056
	Speed Tech Corp.	37,447	31,564
	Sporton International, Inc.	35,740	211,422
#	Sports Gear Co. Ltd.	27,000	57,350
	St. Shine Optical Co. Ltd.	10,000	28,398
	Standard Chemical & Pharmaceutical Co. Ltd.	47,300	82,752
	Standard Foods Corp.	57,642	52,018
	Stark Technology, Inc.	50,200	256,365
#*	Starlux Airlines Co. Ltd.	373,000	249,336
#	STL Technology Co. Ltd.	13,000	70,205
	Sun Max Tech Ltd.	12,568	16,999
	Sunjuice Holdings Co. Ltd.	3,000	16,908
	SunMax Biotechnology Co. Ltd.	12,000	141,594
	Sunny Friend Environmental Technology Co. Ltd.	14,982	35,293
	Sunonwealth Electric Machine Industry Co. Ltd.	118,235	473,368
	Sunplus Innovation Technology, Inc.	8,213	35,684
*	Sunplus Technology Co. Ltd.	142,000	107,657
	Sunrex Technology Corp.	72,631	84,474
		Shares	Value»
TAIWAN — (Continued)
	Sunspring Metal Corp.	18,000	$10,441
	Superalloy Industrial Co. Ltd.	73,000	121,493
*	Superior Plating Technology Co. Ltd.	7,716	10,891
	Supreme Electronics Co. Ltd.	282,498	691,178
	Swancor Holding Co. Ltd.	25,000	70,184
	Sweeten Real Estate Development Co. Ltd.	92,141	65,116
#	Symtek Automation Asia Co. Ltd.	29,776	121,558
#	Syncmold Enterprise Corp.	42,000	84,725
*	SYNergy ScienTech Corp.	18,000	12,979
	Synnex Technology International Corp.	301,967	866,052
	Syscom Computer Engineering Co.	22,000	36,202
	Sysgration	13,000	19,480
	Systex Corp.	83,000	392,891
	T3EX Global Holdings Corp.	61,000	124,783
	TA Chen Stainless Pipe	670,722	894,257
	Ta Liang Technology Co. Ltd.	5,000	73,691
#	Ta Ya Electric Wire & Cable	284,760	295,206
	Tah Hsin Industrial Corp.	14,024	27,781
	TA-I Technology Co. Ltd.	55,936	181,854
#	Taichung Commercial Bank Co. Ltd.	1,617,511	1,023,202
	TaiDoc Technology Corp.	29,458	116,809
	Taiflex Scientific Co. Ltd.	106,208	551,554
	Taimide Tech, Inc.	46,117	93,026
	Tainan Spinning Co. Ltd.	386,568	144,573
#	Tai-Saw Technology Co. Ltd.	42,000	56,539
#	TaiSol Electronics Co. Ltd.	37,000	65,776
	Taita Chemical Co. Ltd.	54,050	20,644
#	TAI-TECH Advanced Electronics Co. Ltd.	25,000	145,892
	Taiwan Acceptance Corp.	121,473	307,193

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Business Bank	2,701,723	$1,516,194
	Taiwan Chelic Corp. Ltd.	13,000	16,170
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	119,249
	Taiwan Cogeneration Corp.	174,114	314,242
	Taiwan Cooperative Financial Holding Co. Ltd.	2,025,795	1,726,210
#	Taiwan Fertilizer Co. Ltd.	227,000	320,781
	Taiwan Fire & Marine Insurance Co. Ltd.	74,564	136,634
	Taiwan Fructose Co. Ltd.	34,980	21,206
	Taiwan FU Hsing Industrial Co. Ltd.	56,800	67,966
	Taiwan High Speed Rail Corp.	436,000	349,902
	Taiwan Hon Chuan Enterprise Co. Ltd.	159,245	629,605
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	100,114	131,751
††	Taiwan Land Development Corp.	335,217	5,212
*	Taiwan Mask Corp.	50,449	56,205
#	Taiwan Mobile Co. Ltd.	566,800	1,968,513
	Taiwan Optical Platform Co. Ltd.	10,400	25,499
#	Taiwan Paiho Ltd.	93,068	130,857
#	Taiwan PCB Techvest Co. Ltd.	115,733	106,720
#	Taiwan Sakura Corp.	85,600	216,434
	Taiwan Sanyo Electric Co. Ltd.	37,800	36,542
	Taiwan Secom Co. Ltd.	130,795	440,843
#	Taiwan Semiconductor Co. Ltd.	98,000	214,450
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	3,123,223	231,009,367
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	35,859	14,496,001
	Taiwan Shin Kong Security Co. Ltd.	129,251	160,979
	Taiwan Steel Union Co. Ltd.	9,000	30,269
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Surface Mounting Technology Corp.	154,845	$662,650
*	Taiwan Takisawa Technology Co. Ltd., Class C	10,000	11,242
	Taiwan Taxi Co. Ltd.	16,800	76,620
	Taiwan Union Technology Corp.	58,000	1,941,956
*	Taiwan-Asia Semiconductor Corp.	177,043	147,896
	Taiyen Biotech Co. Ltd.	51,712	51,201
*	Tanvex BioPharma, Inc.	38,000	43,555
#	Tatung Co. Ltd.	277,403	207,430
	Tatung System Technologies, Inc.	7,000	12,168
#*	TBI Motion Technology Co. Ltd.	27,000	37,662
	TCI Co. Ltd.	38,153	132,808
	Te Chang Construction Co. Ltd.	44,654	96,410
#	Teco Electric & Machinery Co. Ltd.	381,000	752,397
	Tehmag Foods Corp.	13,470	106,207
#	Tera Autotech Corp.	25,000	24,445
#	Test Research, Inc.	81,571	665,910
	Test Rite International Co. Ltd.	77,568	52,942
	Thinking Electronic Industrial Co. Ltd.	37,000	246,089
	Thye Ming Industrial Co. Ltd.	39,230	84,503
	Tigerair Taiwan Co. Ltd.	80,000	141,597
	Tofu Restaurant Co. Ltd.	4,360	23,445
#	Ton Yi Industrial Corp.	426,300	196,990
	Tong Hsing Electronic Industries Ltd.	60,630	294,203
#	Tong Yang Industry Co. Ltd.	126,640	277,662
	Tong-Tai Machine & Tool Co. Ltd.	101,711	83,431
	Top Bright Holding Co. Ltd.	3,000	21,534
	Top Union Electronics Corp.	57,864	43,208
#	Topco Scientific Co. Ltd.	88,307	1,347,913
	Topco Technologies Corp.	24,122	53,284

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Topkey Corp.	36,000	$183,309
#	Topoint Technology Co. Ltd.	58,390	571,141
	TPK Holding Co. Ltd.	65,000	108,767
	Trade-Van Information Services Co.	29,000	83,814
#	Transcend Information, Inc.	46,890	416,426
	Transcom, Inc.	17,428	59,908
	Triocean Industrial Corp. Co. Ltd.	4,000	11,055
	Tripod Technology Corp.	121,170	1,360,502
	Trusval Technology Co. Ltd.	6,796	46,982
	TS Financial Holding Co. Ltd (2887 TT)	3,854,253	4,243,933
	Tsang Yow Industrial Co. Ltd.	18,000	14,640
	TSC Auto ID Technology Co. Ltd.	16,573	93,740
	TSRC Corp.	150,452	97,842
	Ttet Union Corp.	19,000	90,718
	TTFB Co. Ltd.	14,002	69,710
	TTY Biopharm Co. Ltd.	63,000	144,633
*	Tul Corp.	14,000	23,892
	Tung Ho Steel Enterprise Corp.	279,448	642,623
	Tung Thih Electronic Co. Ltd.	14,896	20,412
	TURVO International Co. Ltd.	14,843	85,246
#	TXC Corp.	127,204	580,869
	TYC Brother Industrial Co. Ltd.	83,091	71,693
*	Tycoons Group Enterprise	44,000	10,295
	Ubright Optronics Corp.	15,000	25,074
#	UDE Corp.	37,000	118,438
	U-Ming Marine Transport Corp.	221,000	426,106
	Unic Technology Corp.	34,000	25,803
	Unimicron Technology Corp.	211,912	4,972,085
	Union Bank of Taiwan	366,852	234,333
	Union Insurance Co. Ltd.	42,000	43,654
#	Uni-President Enterprises Corp.	1,484,577	3,375,875
	Unitech Computer Co. Ltd.	45,000	80,352
#	Unitech Printed Circuit Board Corp.	288,265	319,136
		Shares	Value»
TAIWAN — (Continued)
#	United Alloy-Tech Co.	28,226	$51,076
	United Integrated Services Co. Ltd.	43,400	1,452,422
	United Microelectronics Corp. (2303 TT)	2,301,081	8,608,568
	United Orthopedic Corp.	36,141	93,093
	United Radiant Technology	29,000	17,248
*	United Renewable Energy Co. Ltd.	68,000	33,819
	Univacco Technology, Inc.	28,000	47,151
	Universal Cement Corp.	73,620	60,703
*	Universal Microelectronics Co. Ltd.	24,000	27,463
	Universal Microwave Technology, Inc.	10,000	292,587
	Universal Vision Biotechnology Co. Ltd.	5,928	24,109
	UPC Technology Corp.	195,532	61,968
	UPI Semiconductor Corp.	22,000	133,375
	Userjoy Technology Co. Ltd.	27,228	61,690
#	USI Corp.	338,332	116,759
#*	Usun Technology Co. Ltd.	17,000	45,965
	Utechzone Co. Ltd.	8,000	39,306
	UVAT Technology Co. Ltd.	14,000	30,347
*	Vactronics Technologies, Inc.	15,000	19,810
	Value Valves Co. Ltd.	16,000	40,065
	Vanguard International Semiconductor Corp.	230,475	1,056,584
	Ve Wong Corp.	43,000	64,667
#	Ventec International Group Co. Ltd., Class C	24,000	145,274
	VIA Labs, Inc.	12,000	33,876
	Via Technologies, Inc.	54,000	116,209
	Viking Tech Corp.	35,000	65,813
	Visco Vision, Inc.	16,000	90,606
	VisEra Technologies Co. Ltd.	24,000	309,247
	Visual Photonics Epitaxy Co. Ltd.	40,757	356,359
	Vizionfocus, Inc.	15,000	83,926
#	Voltronic Power Technology Corp.	37,017	1,085,973

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Wafer Works Corp.	85,113	$226,615
#	Waffer Technology Corp.	54,070	60,555
#	Wah Hong Industrial Corp.	33,694	40,009
#	Wah Lee Industrial Corp.	95,480	328,946
#	Walsin Lihwa Corp.	968,929	929,823
	Walsin Technology Corp.	171,345	1,120,111
#	Walton Advanced Engineering, Inc.	140,000	157,114
	Wan Hai Lines Ltd.	194,355	506,962
	Waste Recovery Technology, Inc.	3,000	29,729
*	We & Win Development Co. Ltd.	45,000	15,346
	We&Win Diversification Co. Ltd.	20,000	8,872
*	WEI Chih Steel Industrial Co. Ltd.	43,000	20,525
#	Weikeng Industrial Co. Ltd.	206,725	281,228
	Well Shin Technology Co. Ltd.	34,160	42,041
	Welldone Co.	37,000	52,962
	Weltrend Semiconductor	7,000	11,685
	Wholetech System Hitech Ltd.	24,000	89,617
	Win Semiconductors Corp.	76,141	671,768
	Winbond Electronics Corp.	497,486	1,918,746
	Winmate, Inc.	19,000	97,010
	Winstek Semiconductor Co. Ltd.	34,000	148,737
*††	Wintek Corp.	461,871	0
	WinWay Technology Co. Ltd.	8,000	1,404,174
	Wisdom Marine Lines Co. Ltd.	215,501	520,883
#	Wiselink Co. Ltd.	67,354	183,517
#	Wistron Corp.	740,017	3,968,706
	WITS Corp.	22,385	82,698
	Wiwynn Corp.	19,000	3,093,343
	WNC Corp.	116,260	779,194
#	Wonderful Hi-Tech Co. Ltd.	69,683	131,153
	Wowprime Corp.	54,387	393,177
	WPG Holdings Ltd.	374,779	1,284,927
#	WT Microelectronics Co. Ltd.	129,284	780,288
		Shares	Value»
TAIWAN — (Continued)
	WUS Printed Circuit Co. Ltd.	29,712	$128,590
	XAC Automation Corp.	16,000	16,207
#	XinTec, Inc.	62,000	514,121
#	X-Legend Entertainment Co. Ltd.	4,000	11,408
	Xxentria Technology Materials Corp.	39,182	44,219
	Yageo Corp.	263,456	3,965,356
	Yang Ming Marine Transport Corp.	353,000	552,246
#	Yankey Engineering Co. Ltd.	31,134	619,743
	YC INOX Co. Ltd.	151,624	85,981
	Yea Shin International Development Co. Ltd.	114,260	76,471
#	Yen Sun Technology Corp.	26,000	33,299
*††	Yeong Guan Energy Technology Group Co. Ltd.	55,237	7,110
	YFY, Inc.	540,891	483,689
	Yi Jinn Industrial Co. Ltd.	85,155	37,617
*	Yieh Hsing Enterprise Co. Ltd.	102,000	22,361
#*	Yieh Phui Enterprise Co. Ltd.	328,325	137,957
*	Ying Han Technology Co. Ltd.	12,000	10,724
*	Young Optics, Inc.	22,000	46,205
#	Youngtek Electronics Corp.	62,257	139,998
#	Yuan High-Tech Development Co. Ltd.	8,400	36,277
	Yuanta Financial Holding Co. Ltd.	1,925,336	4,016,612
	Yuanta Futures Co. Ltd.	63,463	171,782
	Yulon Motor Co. Ltd.	60,141	51,850
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	56,305
#	Yungshin Construction & Development Co. Ltd.	51,000	79,132
	YungShin Global Holding Corp.	57,000	94,294
	Zeng Hsing Industrial Co. Ltd.	28,906	81,911
	Zenitron Corp.	94,000	175,652

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Zero One Technology Co. Ltd.	61,422	$206,998
	Zhen Ding Technology Holding Ltd.	222,000	2,785,424
*	Zhong Yang Technology Co. Ltd.	28,000	30,604
*	Zig Sheng Industrial Co. Ltd.	153,231	40,324
	ZillTek Technology Corp.	4,000	25,042
	Zippy Technology Corp.	51,000	84,694
	Zyxel Group Corp.	143,826	181,011
TOTAL TAIWAN			622,100,091
THAILAND — (1.1%)
	AAPICO Hitech PCL (AH/F TB)	72,532	34,431
	Absolute Clean Energy PCL	291,900	11,632
	Advanced Info Service PCL	90,300	1,025,706
	Advanced Information Technology PCL, Class F	368,300	54,230
	AEON Thana Sinsap Thailand PCL	38,400	120,593
	Airports of Thailand PCL	362,100	687,683
	AMA Marine PCL	65,800	7,602
	Amata Corp. PCL	398,300	343,656
#	AP Thailand PCL	771,202	191,627
	Asia Plus Group Holdings PCL	764,400	55,259
	Asia Sermkij Leasing PCL ASK/F TB	21,000	7,595
	Asian Alliance International PCL	136,100	16,460
	Asian Sea Corp. PCL	76,100	17,049
	Asset World Corp. PCL	1,067,300	94,194
	Assetwise PCL	136,800	30,551
	Aurora Design PCL	138,400	59,536
	Bangchak Corp. PCL	206,823	277,119
#	Bangkok Airways PCL	109,100	63,055
	Bangkok Aviation Fuel Services PCL	28,500	9,109
	Bangkok Bank PCL (BBLF TB)	158,100	905,062
	Bangkok Commercial Asset Management PCL	248,800	51,278
	Bangkok Expressway & Metro PCL	561,835	113,409
		Shares	Value»
THAILAND — (Continued)
	Bangkok Land PCL	2,825,300	$53,264
	Bangkok Life Assurance PCL, NVDR	88,940	69,253
	BCPG PCL	106,800	22,611
	BEC World PCL	427,599	26,882
	Berli Jucker PCL	142,000	68,756
	Betagro PCL	215,300	137,581
	BKI Holdings PCL	28,780	320,536
*	BTS Group Holdings PCL	2,315,900	148,213
#	Cal-Comp Electronics Thailand PCL, Class F	676,978	166,082
	Central Pattana PCL	204,200	420,191
#	Central Retail Corp. PCL CRCF TB	384,566	307,034
	CH Karnchang PCL	303,372	165,265
#	Charoen Pokphand Foods PCL	478,993	321,487
	Com7 PCL	252,600	230,432
	Cotto F	291,200	1,657
	CP ALL PCL	487,530	698,974
	CP Axtra PCL	112,307	49,971
	Delta Electronics Thailand PCL	233,300	1,910,229
	Dhipaya Group Holdings PCL	141,000	99,962
	Diamond Building Products PCL	152,800	24,220
	Ditto Thailand PCL	136,500	64,854
#	Dohome PCL	355,000	41,927
	Don Muang Tollway PCL	181,100	67,841
#	Dynasty Ceramic PCL	1,228,900	53,627
	Eastern Water Resources Development & Management PCL, Class F	233,500	36,306
#*	Energy Absolute PCL	1,220,900	106,219
#	Erawan Group PCL	621,300	64,449
	Exotic Food PCL	52,700	31,363
#	Forth Corp. PCL	95,400	50,929
	Forth Smart Service PCL	130,600	31,086
	GFPT PCL	411,800	120,790
#	Gunkul Engineering PCL	1,015,800	153,163
	Haad Thip PCL	109,500	52,453
	Hana Microelectronics PCL	85,383	90,989
	Heng Leasing & Capital PCL	196,000	5,686
#	Home Product Center PCL	1,185,027	229,978

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	ICC International PCL	47,826	$34,589
#	Ichitan Group PCL	232,700	102,990
	Indorama Ventures PCL	232,700	153,265
	IRPC PCL	4,264,500	281,066
#	I-TAIL Corp. PCL	75,300	39,284
*	Jasmine Technology Solution PCL	46,000	41,434
	Jaymart Group Holdings PCL	228,600	75,758
	JMT Network Services PCL	90,137	32,304
	Karmarts PCL	105,700	23,249
	Kasikornbank PCL (KBANKF TB)	51,600	376,478
#	KCE Electronics PCL	275,900	343,388
	Khon Kaen Sugar Industry PCL	808,900	38,938
	Kiatnakin Phatra Bank PCL	39,400	130,495
	Krung Thai Bank PCL	379,950	501,912
	Krungthai Card PCL	279,800	319,334
	Lalin Property PCL	208,900	27,389
	Lam Soon Thailand PCL	132,400	18,860
#	Land & Houses PCL (LHF TB)	2,682,700	306,024
	Land & Houses PCL (LHR TB), NVDR	64,820	7,394
	LH Financial Group PCL	1,530,300	57,736
	Loxley PCL	697,570	30,038
	Major Cineplex Group PCL	106,000	22,653
	MC Group PCL	194,800	68,711
	MCS Steel PCL	148,100	35,201
	Mega Lifesciences PCL	134,200	152,466
	Minor International PCL	548,371	386,261
#	MK Restaurants Group PCL	85,900	54,805
*	Mono Next PCL	320,200	6,768
	Moshi Moshi Retail Corp. PLC	42,900	53,904
	Muang Thai Insurance PCL	58,000	30,570
	Namyong Terminal PCL	218,500	26,710
	Neo Corporate PCL	19,500	13,771
#	Northeast Rubber PCL	606,000	81,444
	NSL Foods PCL	38,500	26,499
	Osotspa PCL	225,800	118,533
	Plan B Media PCL	782,732	142,360
	Polyplex Thailand PCL	68,500	28,840
		Shares	Value»
THAILAND — (Continued)
	Precious Shipping PCL	239,600	$57,675
	Premier Marketing PCL	106,600	35,410
#	Prima Marine PCL	88,597	26,785
*	Property Perfect PCL	3,962,745	5,944
	PTG Energy PCL	541,800	122,367
	PTT Global Chemical PCL	243,856	267,194
	PTT Oil & Retail Business PCL	349,700	133,735
	PTT PCL	816,400	941,120
	Quality Houses PCL	1,021,291	44,218
	Ratchthani Leasing PCL	944,797	63,266
#	Regional Container Lines PCL	198,600	208,176
	S Hotels & Resorts PCL	196,900	9,878
	Sabina PCL	35,100	16,559
	Saha Pathana Inter-Holding PCL	25,275	24,396
	Saha-Union PCL	37,800	31,133
	Samart Corp. PCL	116,000	20,387
#	Sansiri PCL	5,663,833	255,247
	Sappe PCL	56,700	58,706
	SC Asset Corp. PCL	495,496	29,951
	SCB X PCL	81,900	374,557
	SCG Packaging PCL	93,899	85,231
	SCGJWD Logistics PCL	57,100	16,729
	SEAFCO PCL	117,700	9,865
	Siam Cement PCL	76,200	578,265
	Siam Wellness Group PCL	217,600	21,499
	Siamgas & Petrochemicals PCL	299,100	72,129
*	Singer Thailand PCL	138,500	49,115
	SiS Distribution Thailand PCL	37,300	30,319
	SKY ICT PCL	97,300	54,977
	Somboon Advance Technology PCL	100,650	48,505
	SPCG PCL	115,900	31,877
#	Sri Trang Agro-Industry PCL	250,200	139,007
#	Sri Trang Gloves Thailand PCL	356,498	109,838
	Srisawad Corp. PCL	258,259	190,078
	Srivichai Vejvivat PCL	174,700	44,721
	Star Petroleum Refining PCL	773,300	257,239
#*	STP & I PCL	348,780	65,585
#	Supalai PCL	422,825	200,676
*	Super Energy Corp. PCL	9,042,200	35,286
	TAC Consumer PCL	154,800	29,891

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Taokaenoi Food & Marketing PCL, Class F	157,200	$19,358
#	Thai Airways International PCL	2,552,500	424,679
	Thai Coconut PCL	146,700	25,405
	Thai Life Insurance PCL	140,400	48,855
	Thai Oil PCL	285,514	558,688
	Thai President Foods PCL	4,100	22,839
	Thai Stanley Electric PCL (STANLY/F TB), Class F	7,200	50,933
	Thai Union Group PCL	615,432	224,305
	Thai Vegetable Oil PCL	180,840	147,436
#	Thaifoods Group PCL	613,900	179,847
	Thanachart Capital PCL	63,600	148,435
	Thoresen Thai Agencies PCL	495,800	74,988
	Tipco Asphalt PCL (TASCO/F TB)	102,100	42,709
	TIPCO Foods PCL	46,200	8,709
	Tisco Financial Group PCL (TISCO/F TB)	28,600	109,913
#	TMBThanachart Bank PCL	2,445,150	223,490
	TOA Paint Thailand PCL	118,300	55,765
	TQM Alpha PCL	30,966	15,543
	Triple i Logistics PCL	142,800	19,563
	True Corp. PCL	1,324,103	569,346
	TTW PCL	251,600	78,274
	Univanich Palm Oil PCL	256,200	122,739
	VGI PCL	3,363,300	100,422
	WHA Corp. PCL	1,272,300	184,334
	Xspring Capital PCL	2,001,700	29,893
TOTAL THAILAND			23,096,521
TURKEY — (0.6%)
*	Adese Gayrimenkul Yatirim AS	2,256,095	41,161
	Agesa Hayat ve Emeklilik AS	16,407	83,842
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	82,968	58,538
	Akbank TAS	613,519	816,199
*	Akfen Yenilenebilir Enerji AS, Class A	114,211	57,381
	Aksa Akrilik Kimya Sanayii AS	525,921	143,863
*	Aksigorta AS	342,049	48,185
		Shares	Value»
TURKEY — (Continued)
	Albaraka Turk Katilim Bankasi AS	752,440	$125,296
*	Alkim Alkali Kimya AS	42,049	13,769
*	Altinay Savunma Teknolojileri AS	57,769	18,662
*	Alves Kablo Sanayi Ve Ticaret AS	535,796	24,483
	Anadolu Anonim Turk Sigorta Sirketi	253,141	145,060
	Anadolu Hayat Emeklilik AS	15,866	38,321
*	Anel Elektrik Proje Taahhut ve Ticaret AS	55,852	144,266
#*	Arcelik AS	34,281	70,185
	ARD Grup Bilisim Teknolojileri AS	62,957	96,002
*	Arsan Holding AS	263,434	18,723
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	42,144	261,991
*	Aydem Yenilenebilir Enerji AS, Class A	54,388	26,003
	Aygaz AS	13,110	73,014
*	Bera Holding AS	196,818	52,867
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	68,507	17,706
	BIM Birlesik Magazalar AS	80,055	657,528
*	BMS Birlesik Metal Sanayi VE Ticaret AS	21,510	19,431
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	1,793	19,682
	Borusan Yatirim ve Pazarlama AS	598	21,496
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,067	16,977
	Celebi Hava Servisi AS	585	17,772
	Coca-Cola Icecek AS	147,983	283,872
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	90,507	64,961
*	DAP Gayrimenkul Gelistirme AS, Class A	121,292	22,226
*	Deva Holding AS	24,617	36,331
	Dogan Sirketler Grubu Holding AS	305,258	134,247

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Dogus Otomotiv Servis ve Ticaret AS	19,716	$78,997
	Ebebek Magazacilik AS	8,355	15,504
	Eczacibasi Yatirim Holding Ortakligi AS	7,974	52,911
#	Efor Yatirim Sanayi Ticaret AS	106,510	46,712
*	EGE Endustri VE Ticaret AS	178	19,742
	EGE Gubre Sanayii AS	19,870	39,268
Ω	Enerjisa Enerji AS	37,039	84,842
	Enerya Enerji AS	268,141	52,040
	Enka Insaat ve Sanayi AS	118,619	218,626
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	15,911
	Europap Tezol Kagit Sanayi VE Ticaret AS	79,104	17,155
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	70,379	126,137
*	Fonet Bilgi Teknolojileri AS	154,684	17,125
#	Ford Otomotiv Sanayi AS	75,894	127,958
	Galata Wind Enerji AS	35,800	18,265
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	313,114	61,547
	Gentas Genel Metal Sanayi ve Ticaret AS	80,427	9,346
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	11,794	14,274
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	78,397	123,572
	Global Yatirim Holding AS	695,897	238,066
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	97,925	47,778
	Grainturk Tarim AS	2,349	12,134
*	GSD Holding AS	438,423	44,076
		Shares	Value»
TURKEY — (Continued)
*	Gubre Fabrikalari TAS	10,604	$88,789
#*	Hektas Ticaret TAS	298,236	18,281
*	Hitit Bilgisayar Hizmetleri AS	22,568	17,297
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	168,248	35,713
*	Info Yatirim AS	425,512	50,285
*	Is Finansal Kiralama AS	215,552	90,331
*	Izmir Demir Celik Sanayi AS	315,488	75,225
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	46,960	24,894
*	Karsan Otomotiv Sanayii Ve Ticaret AS	111,414	23,574
	Katilimevim Tasarruf Finansman AS	18,479	60,276
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	757,382	35,228
	Kervan Gida Sanayi Ve Ticaret AS	335,923	16,747
	Kiler Holding AS	18,824	29,218
*	Kimteks Poliuretan Sanayi VE Ticaret AS	65,628	27,792
*	Kirac Galvaniz Telekominikasyon Metal Makine Insaat Elektrik Sanayi VE TicaretAS	7,917	23,321
	Kocaer Celik Sanayi Ve Ticaret AS	87,528	27,511
*	Koza Polyester Sanayi VE Ticaret AS	72,377	8,133
*	LDR Turizm AS	12,450	25,452
	Lila Kagit Sanayi ve Ticaret AS	95,366	57,297
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	45,057	21,464
	Logo Yazilim Sanayi Ve Ticaret AS	19,744	56,476
*	Margun Enerji Uretim Sanayi VE Ticaret AS	28,193	21,896
*	Marmara Holding AS	119,365	5,535
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	251,370	206,886
*	Mega Metal Sanayi VE Ticaret AS	17,935	25,675

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Metro Ticari ve Mali Yatirimlar Holding AS	39,635	$6,214
#*	MIA Teknoloji AS	41,529	26,987
	Naturelgaz Sanayi ve Ticaret AS	120,868	28,527
*	Orge Enerji Elektrik Taahhut AS	24,876	53,122
	Oyak Yatirim Menkul Degerler AS	44,666	31,561
*	Parsan Makina Parcalari Sanayii AS	5,543	8,764
#*	Pasifik Eurasia Lojistik Dis Ticaret AS	6,836	22,326
#*	Pegasus Hava Tasimaciligi AS	72,805	234,287
#*	Petkim Petrokimya Holding AS	358,775	144,316
*	Polisan Holding AS	30,017	13,328
*	Politeknik Metal Sanayi ve Ticaret AS	148	14,165
*	Ral Yatirim Holding AS	13,568	68,684
*	Reysas Tasimacilik ve Lojistik Ticaret AS	219,536	102,721
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	190,319	94,953
#*	Sasa Polyester Sanayi AS	468,397	24,362
	Sekerbank Turk AS	1,040,604	153,418
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	12,997	58,326
*	Sok Marketler Ticaret AS	64,963	69,703
	SUN Tekstil Sanayi Ve Ticaret AS	15,697	16,287
	TAB Gida Sanayi Ve Ticaret AS, Class A	10,545	53,967
*	Tarkim Bitki Koruma Sanayi VE Ticaret AS	1,944	18,977
#*	TAV Havalimanlari Holding AS	50,808	289,875
	Tekfen Holding AS	30,683	99,678
#	Tofas Turk Otomobil Fabrikasi AS	9,055	51,886
*	Trust Anadolu Metal Madencilik Isletmeleri AS	12,832	33,532
*	Tukas Gida Sanayi ve Ticaret AS	624,252	26,139
		Shares	Value»
TURKEY — (Continued)
*	Tumosan Motor ve Traktor Sanayi AS	15,347	$26,366
	Turcas Holding AS	47,712	42,608
*	Tureks Turizm Tasimacilik AS, Class D	82,247	11,587
#*	Turk Altin Isletmeleri AS	76,029	70,502
	Turk Hava Yollari AO	112,365	741,729
#*	Turk Telekomunikasyon AS	148,117	158,913
	Turkcell Iletisim Hizmetleri AS	332,955	701,728
#	Turkiye Garanti Bankasi AS	135,943	351,784
	Turkiye Petrol Rafinerileri AS	118,020	735,157
	Turkiye Sigorta AS	784,616	103,829
	Turkiye Sinai Kalkinma Bankasi AS	691,090	159,028
*	Turkiye Vakiflar Bankasi TAO, Class D	339,219	208,108
#	Ulker Biskuvi Sanayi AS	110,746	200,842
*	Usak Seramik Sanayii AS	383,430	10,572
*	Vakif Finansal Kiralama AS	2,110,031	53,661
#*	Yapi ve Kredi Bankasi AS	720,873	496,015
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	43,261	29,796
*	Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS	73,043	31,650
*	Zorlu Enerji Elektrik Uretim AS	596,944	29,268
TOTAL TURKEY			12,134,570
UNITED ARAB EMIRATES — (1.4%)
	Abu Dhabi Commercial Bank PJSC	251,310	1,023,883
	Abu Dhabi Islamic Bank PJSC	189,500	1,094,662
	Abu Dhabi National Hotels	1,488,494	161,454
	Abu Dhabi National Insurance Co. PSC	78,793	151,881
	Abu Dhabi National Oil Co. for Distribution PJSC	629,226	685,224

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Abu Dhabi Ports Co. PJSC	206,477	$275,163
	ADNH Catering PLC	130,647	21,343
	ADNOC Drilling Co. PJSC	506,641	804,222
	ADNOC Logistics & Services	485,705	819,494
	Agility Global PLC	1,498,813	690,537
	Agthia Group PJSC	97,110	84,633
	Air Arabia PJSC	921,150	1,221,671
	Ajman Bank PJSC	527,411	194,963
*	AL Seer Marine Supplies & Equipment Co. LLC	22,808	11,694
	Aldar Properties PJSC	438,172	884,005
	Alef Education Holding PLC	178,597	47,932
	Alpha Dhabi Holding PJSC	311,558	619,183
	Americana Restaurants International PLC - Foreign Co.	831,250	492,060
	Amlak Finance PJSC	133,140	41,651
*	Apex Investment Co. PSC	89,958	78,536
	Bank of Sharjah	428,900	144,554
	Burjeel Holdings PLC	85,491	28,734
	Deyaar Development PJSC	461,896	90,897
	Dubai Financial Market PJSC	897,236	343,562
	Dubai Investments PJSC	1,107,342	1,085,055
	Dubai Islamic Bank PJSC	757,129	1,500,496
	Dubai Taxi Co. PJSC	157,648	91,348
	Emaar Development PJSC	262,350	923,252
	Emaar Properties PJSC	1,025,163	3,059,671
	Emirates Central Cooling Systems Corp.	171,541	73,533
	Emirates Integrated Telecommunications Co. PJSC	250,630	829,900
	Emirates Mobility Co.	108,230	104,967
	Emirates NBD Bank PJSC	354,667	2,912,951
*	Emirates Reem Investments PJSC	10,973	5,467
	Emirates Telecommunications Group Co. PJSC	376,329	2,084,485
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	EMSTEEL Building Materials PJSC	363,166	$109,274
	First Abu Dhabi Bank PJSC	246,883	1,300,318
*	Ghitha Holding PJSC	16,205	49,954
	Lulu Retail Holdings PLC	870,107	226,735
*	Manazel PJSC	301,352	25,082
*	Modon Holding PSC	126,382	97,995
	National Bank of Ras Al-Khaimah PSC	91,496	227,412
	National Central Cooling Co. PJSC	238,237	161,313
	NMDC Group PJSC	84,077	521,471
	Palms Sports PrJSC	12,421	25,632
	Parkin Co. PJSC	205,422	308,412
*	Phoenix Group PLC	171,174	22,114
*	Presight AI Holding PLC	100,260	92,550
	Pure Health Holding PJSC	756,850	463,946
*	RAK Properties PJSC	546,338	158,466
	Ras Al Khaimah Ceramics PJSC	261,181	172,244
	Salik Co. PJSC	376,998	544,746
	Sharjah Islamic Bank	657,821	518,405
*	Shuaa Capital PSC	225,534	11,770
*	Space42 PLC	422,977	186,663
	Spinneys 1961 Holding PLC	206,806	71,279
	Taaleem Holdings PJSC	37,956	33,002
	TECOM Group PJSC	135,101	123,923
*	Two Point Zero Group PJSC	726,470	392,888
	Union Properties PJSC	657,243	108,349
TOTAL UNITED ARAB EMIRATES			28,637,006
TOTAL COMMON STOCKS			2,053,980,560
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
	Alpargatas SA, 14.629%	40,900	98,999
*	Axia Energia SA Class C	35,185	360,997
	Banco ABC Brasil SA, 11.118%	39,884	188,832
	Banco ABC Brasil SA	1,340	6,344
Ω	Banco BMG SA, 8.333%	90,980	95,482
	Banco Bradesco SA, 8.440%	354,994	1,290,658

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Banco do Estado do Rio Grande do Sul SA Class B, 11.286%	111,307	$308,726
	Banco Pine SA, 7.501%	38,471	99,191
	Centrais Eletricas de Santa Catarina SA, 8.585%	5,750	160,880
	Cia de Ferro Ligas da Bahia FERBASA, 11.726%	17,374	20,530
	Cia De Saneamento do Parana Sanepar, 1.583%	337,736	473,709
	Cia Energetica de Minas Gerais, 10.009%	299,550	670,112
	Cia Energetica do Ceara Class A, 4.123%	2,682	19,036
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,376	97,953
	Energisa SA, 4.047%	194	362
	Eucatex SA Industria e Comercio, 4.891%	15,000	68,059
	Gerdau SA, 2.722%	107,502	529,754
	Isa Energia Brasil SA, 6.882%	57,752	306,353
	Itau Unibanco Holding SA, 8.042%	354,423	2,998,768
	Klabin SA, 7.745%	4	3
	Localiza Rent a Car SA, 2.894%	6,496	46,812
	Marcopolo SA, 17.780%	280,140	293,450
*	Raizen SA	87,996	4,513
*	Randoncorp SA	35,226	34,051
	Schulz SA, 14.152%	106,546	94,163
	Track & Field Co. SA, 2.170%	12,300	35,644
	Unipar Carbocloro SA Class B, 16.107%	14,371	179,143
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	245,986	357,152
TOTAL BRAZIL			8,839,676
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 5.563%	63,375	109,062
		Shares	Value»

INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	197,040	$21,682
TOTAL PREFERRED STOCKS			8,970,420
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	SONDA SA Rights 08/29/2026	7,362	0
MALAYSIA — (0.0%)
*	Hengyuan Refining Co. Bhd. Warrants 10/27/2030	30,550	6,317
QATAR — (0.0%)
*	Baladna Rights 08/17/2026	106,723	5,686
SOUTH KOREA — (0.0%)
*	Amotech Co. Ltd. Rights 08/04/2026	503	0
*	LB Semicon, Inc. Rights	2,427	0
*	SG Co. Ltd. Rights 09/04/2026	5,545	471
TOTAL SOUTH KOREA			471
TAIWAN — (0.0%)
*	Brogent Technologies, Inc. Rights 08/06/2026	958	225
*	Double Bond Chemical Industry Co. Ltd. Rights	631	586
*	Grand Pacific Petrochemical Rights	138,739	0
*	JPP Holding Co. Ltd. Rights	172	88
*	Luxe Green Energy Technology Co. Ltd. Rights 08/05/2026	6,178	430
*	Zenitron Corp. Rights	7,520	814
TOTAL TAIWAN			2,143
THAILAND — (0.0%)
*	Assetwise PCL Rights	15,200	0

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»

THAILAND — (Continued)
* Better World Green PCL Warrants	613,067	$0
TOTAL RIGHTS/WARRANTS		14,617
TOTAL INVESTMENT SECURITIES (Cost $984,171,081)		2,062,965,597

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	1,689,880	$19,546,844
TOTAL INVESTMENTS — (100.0%)
(Cost $1,003,715,480)^^			$2,082,512,441
As of July 31, 2026, the value of Rule 144A securities amounted to $68,473,228 or 3.3% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$44,484,433	—	—	$44,484,433
Chile	9,256,743	$120,148	—	9,376,891
China	21,182,021	393,209,182	$96,323	414,487,526
Colombia	3,355,757	—	—	3,355,757
Czech Republic	—	1,157,799	—	1,157,799
Egypt	12,944	658,111	—	671,055
Greece	—	12,527,013	—	12,527,013
Hong Kong	—	58,350	—	58,350
Hungary	—	7,030,546	—	7,030,546
India	11,234,567	242,318,002	—	253,552,569
Indonesia	604,945	9,385,709	13,252	10,003,906
Kuwait	—	10,712,202	4,416	10,716,618
Malaysia	—	23,816,021	104	23,816,125
Mexico	37,336,719	756,235	—	38,092,954
Peru	2,325,572	—	—	2,325,572
Philippines	22,407	7,372,727	2,410	7,397,544
Poland	—	28,975,167	—	28,975,167
Qatar	—	12,757,169	—	12,757,169
Saudi Arabia	24,820	46,108,792	—	46,133,612
South Africa	10,602,260	52,934,772	—	63,537,032
South Korea	1,516,490	375,859,148	179,096	377,554,734
Taiwan	15,139,470	606,948,299	12,322	622,100,091
Thailand	30,570	23,065,951	—	23,096,521
Turkey	—	12,134,570	—	12,134,570
United Arab Emirates	—	28,637,006	—	28,637,006
Preferred Stocks
Brazil	8,833,332	6,344	—	8,839,676
Chile	—	109,062	—	109,062
India	—	21,682	—	21,682
Rights/Warrants
Chile	—	—	—	—
Malaysia	—	6,317	—	6,317
Qatar	—	5,686	—	5,686
South Korea	—	471	—	471
Taiwan	—	2,143	—	2,143

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	—	—	—
Securities Lending Collateral	—	$19,546,844	—	$19,546,844
Total Investments in Securities	$165,963,050	$1,916,241,468	$307,923˂˃	$2,082,512,441

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.5%)
COMMUNICATION SERVICES — (2.1%)
*	Advantage Solutions, Inc.	2,602	$102,102
*	Angi, Inc.	15,923	90,283
	Array Digital Infrastructure, Inc.	19,860	691,922
	ATN International, Inc.	5,930	141,193
*	Boston Omaha Corp., Class A	8,600	121,948
*	Bumble, Inc., Class A	39,209	111,746
*	Cable One, Inc.	1,126	45,029
*	Cars.com, Inc.	26,413	312,994
*	DoubleVerify Holdings, Inc.	32,136	361,530
*	EverQuote, Inc., Class A	6,744	170,084
*	EW Scripps Co., Class A	33,487	94,098
*	Gaia, Inc.	2,866	5,302
*	GCI Liberty, Inc. (GLBKV US), Class C	13,225	306,423
*	GCI Liberty, Inc. (GLIBA US)	1,334	31,536
*	Grandstand Ltd.	6,316	12,190
	Gray Media, Inc. GTN US	32,012	129,328
	John Wiley & Sons, Inc. (WLY US), Class A	14,738	769,324
*	Liberty Global Ltd. (LBTYA US), Class A	44,008	466,925
*	Liberty Global Ltd. (LBTYK US), Class C	46,325	479,927
*	Liberty Latin America Ltd. (LILA US), Class A	18,962	154,540
*	Liberty Latin America Ltd. (LILAK US), Class C	69,155	558,081
*	Lionsgate Studios Corp.	11,934	158,484
*	Magnite, Inc.	10,556	203,731
	Marcus Corp.	11,593	337,356
	National CineMedia, Inc.	15,264	61,209
#	News Corp. (NWS US), Class B	19,865	621,179
	News Corp. (NWSA US), Class A	40,251	1,109,318
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Nexstar Media Group, Inc.	11,834	$2,254,732
	Paramount Skydance Corp., Class B	7,743	61,634
*	PubMatic, Inc., Class A	10,789	135,941
*	QuinStreet, Inc.	8,754	135,687
*	Reservoir Media, Inc.	12,792	130,990
	Saga Communications, Inc., Class A	2,918	26,116
	Scholastic Corp.	12,850	522,353
#	Shenandoah Telecommunications Co.	17,076	204,741
	Shutterstock, Inc.	5,023	27,124
	Sinclair, Inc.	15,997	219,799
#	Sirius XM Holdings, Inc.	71,866	2,128,671
	Spok Holdings, Inc.	6,453	70,338
*	Stagwell, Inc.	72,718	614,467
*	Starz Entertainment Corp.	867	22,559
	Telephone & Data Systems, Inc.	42,423	1,424,564
*	TripAdvisor, Inc.	32,198	456,085
*	Urban One, Inc. UONE US	283	1,424
*	Urban One, Inc. UONEK US	721	3,634
	Versant Media Group, Inc.	33,707	1,213,115
*	Vivid Seats, Inc., Class A	163	1,255
*	Yelp, Inc.	18,607	491,783
*	Ziff Davis, Inc.	16,752	889,196
*	ZoomInfo Technologies, Inc.	99,528	328,442
TOTAL COMMUNICATION SERVICES			19,012,432
CONSUMER DISCRETIONARY — (13.2%)
*	1-800-Flowers.com, Inc., Class A	15,632	60,965
*	Abercrombie & Fitch Co., Class A	12,517	1,245,942
#	Academy Sports & Outdoors, Inc.	27,579	1,308,624
*	Adient PLC	29,292	616,304
	ADT, Inc.	299,093	2,285,071
	Advance Auto Parts, Inc.	18,061	1,003,108

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	American Eagle Outfitters, Inc.	72,825	$1,251,133
*	American Outdoor Brands, Inc.	309	3,819
*	American Public Education, Inc.	6,940	336,659
*	Aptiv PLC	647	36,536
	Aramark	31,203	1,777,635
	Arhaus, Inc.	16,749	124,110
	Arko Corp.	34,707	277,309
*	Asbury Automotive Group, Inc.	7,513	1,740,762
	Autoliv, Inc.	18,474	2,275,443
*	AutoNation, Inc.	12,277	2,607,635
	Bassett Furniture Industries, Inc.	5,100	96,747
*	Biglari Holdings, Inc. (BH US), Class B	800	317,992
*	Biglari Holdings, Inc. (BH/A US), Class A	30	59,536
#*	Birkenstock Holding PLC	41,075	1,590,424
*	BJ's Restaurants, Inc.	10,427	704,969
	Bloomin' Brands, Inc.	33,733	292,128
*	Boot Barn Holdings, Inc.	3,000	446,970
	BorgWarner, Inc.	84,918	5,412,673
*	Bright Horizons Family Solutions, Inc.	16,719	1,246,234
	Brightstar Lottery PLC	2,090	20,984
	Brunswick Corp.	21,673	1,712,167
	Build-A-Bear Workshop, Inc.	4,232	143,549
*	Caesars Entertainment, Inc.	34,099	1,014,445
	Caleres, Inc.	11,095	142,460
*	Callaway Golf Co.	65,354	1,206,435
	Camping World Holdings, Inc., Class A	7,296	45,162
*	CarMax, Inc.	32,742	1,874,807
	Carriage Services, Inc.	4,966	200,477
	Carter's, Inc.	13,793	531,996
*	Cato Corp., Class A	3,575	12,226
*	Cavco Industries, Inc.	105	57,438
	Century Communities, Inc.	13,543	909,548
*	Champion Homes, Inc.	13,856	1,103,076
*	Citi Trends, Inc.	1,962	130,807
	Columbia Sportswear Co.	12,729	755,848
*	Cooper-Standard Holdings, Inc.	1,768	52,103
*	Covista, Inc.	9,835	1,227,900
#	Cracker Barrel Old Country Store, Inc.	5,345	301,405
	Cricut, Inc., Class A	20,614	96,680
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Crocs, Inc.	3,273	$418,977
	Dana, Inc.	51,038	1,374,453
*	Dauch Corp.	58,417	330,056
*	Dave & Buster's Entertainment, Inc.	3,950	42,818
	Designer Brands, Inc., Class A	19,219	116,083
*	Destination XL Group, Inc.	2,429	1,369
*	Dorman Products, Inc.	7,429	989,246
*	Dream Finders Homes, Inc., Class A	13,819	176,745
*	El Pollo Loco Holdings, Inc.	17,081	281,153
	Escalade, Inc.	3,057	60,712
	Ethan Allen Interiors, Inc.	12,381	277,334
*	First Watch Restaurant Group, Inc.	19,583	251,642
	Flexsteel Industries, Inc.	2,242	165,975
*	Floor & Decor Holdings, Inc., Class A	27,643	1,591,408
*	Fox Factory Holding Corp.	12,081	217,458
*	Funko, Inc., Class A	16,160	94,213
	Gap, Inc.	147,138	2,956,002
*	Genesco, Inc.	4,995	190,909
	Gentex Corp.	64,333	1,502,819
*	Gentherm, Inc.	8,895	360,959
	Genuine Parts Co.	24,423	3,037,489
#*	GigaCloud Technology, Inc., Class A	8,490	371,353
	G-III Apparel Group Ltd.	18,854	686,474
*	Global Business Travel Group I	4,246	40,082
	Gold.com, Inc.	7,760	320,954
*	Goodyear Tire & Rubber Co.	115,206	800,682
	Graham Holdings Co., Class B	795	956,814
*	Green Brick Partners, Inc.	14,327	1,013,349
	Group 1 Automotive, Inc.	4,106	1,177,478
	Hamilton Beach Brands Holding Co., Class A	2,800	64,372
	Harley-Davidson, Inc.	46,753	1,147,319
	Haverty Furniture Cos., Inc. (HVT US)	7,037	173,392
*	Helen of Troy Ltd.	8,103	223,886
*	Hilton Grand Vacations, Inc.	28,246	1,303,270

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hooker Furnishings Corp.	2,019	$28,205
*	Hovnanian Enterprises, Inc., Class A	1,358	168,256
	J Jill, Inc.	5,134	93,541
	JAKKS Pacific, Inc.	4,636	122,066
	KB Home	23,222	1,276,513
	Kohl's Corp.	40,192	769,275
*	Lands' End, Inc.	10,281	123,578
*	Latham Group, Inc.	22,247	119,244
	La-Z-Boy, Inc.	18,689	735,973
	LCI Industries	8,636	883,981
	Lear Corp.	22,801	2,978,723
*	Legacy Education, Inc.	1,202	14,172
*	Legacy Housing Corp.	8,204	215,437
	Leggett & Platt, Inc.	19,309	189,228
	Levi Strauss & Co., Class A	1,587	38,913
*	LGI Homes, Inc.	3,889	212,223
*	Liberty Live Holdings, Inc., Class A	438	41,487
*	Liberty Live Holdings, Inc., Class C	640	63,104
*	Life Time Group Holdings, Inc.	66,789	3,012,184
	Lifetime Brands, Inc.	4,936	41,314
	Lithia Motors, Inc.	10,554	4,067,723
	LKQ Corp.	91,372	2,051,301
*	Lovesac Co.	6,021	96,878
*	Lululemon Athletica, Inc.	1,742	207,072
*	M/I Homes, Inc.	5,985	874,588
	Macy's, Inc.	120,252	2,984,655
*	Malibu Boats, Inc., Class A	7,259	200,131
	Marriott Vacations Worldwide Corp.	2,687	262,009
*	MasterCraft Boat Holdings, Inc.	5,286	126,441
*	Mattel, Inc.	94,679	1,428,706
	Matthews International Corp., Class A	13,348	370,407
	Meritage Homes Corp.	19,382	1,360,616
*	MGM Resorts International	2,713	120,918
*	Mohawk Industries, Inc.	23,630	2,908,853
	Monarch Casino & Resort, Inc.	777	95,377
	Monro, Inc.	4,931	60,405
*	Motorcar Parts of America, Inc.	9,753	130,690
	Movado Group, Inc.	5,424	207,088
*	National Vision Holdings, Inc.	30,132	664,109
*	Norwegian Cruise Line Holdings Ltd.	51,535	954,944
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Ollie's Bargain Outlet Holdings, Inc.	9,821	$721,549
*	OneWater Marine, Inc., Class A	2,637	32,303
	Oxford Industries, Inc.	3,857	146,257
#	Patrick Industries, Inc.	12,281	1,013,797
*	Penn Entertainment, Inc.	6,786	139,317
	Penske Automotive Group, Inc.	14,646	3,182,722
	Perdoceo Education Corp.	30,611	973,736
*	Petco Health & Wellness Co., Inc.	67,410	188,074
	Phinia, Inc.	17,167	1,263,320
	Polaris, Inc.	3,426	229,816
*	Portillo's, Inc., Class A	14,374	65,689
*	Pursuit Attractions & Hospitality, Inc.	3,374	170,488
	PVH Corp.	22,618	1,960,076
	RCI Hospitality Holdings, Inc.	2,105	52,814
	Rocky Brands, Inc.	3,792	185,201
*	Sally Beauty Holdings, Inc.	40,019	599,084
*	Savers Value Village, Inc.	16,184	166,048
	Shoe Station Group, Inc.	13,273	201,750
	Signet Jewelers Ltd.	17,468	1,622,777
	Smith & Wesson Brands, Inc.	21,402	311,399
	Sonic Automotive, Inc., Class A	10,503	961,865
*	Sportsman's Warehouse Holdings, Inc.	19,768	22,536
	Standard Motor Products, Inc.	10,327	394,801
	Steven Madden Ltd.	16,174	745,298
*	Stoneridge, Inc.	3,377	23,335
	Strategic Education, Inc.	9,512	779,984
*	Strattec Security Corp.	2,014	177,010
*	Stride, Inc.	13,100	1,051,799
	Sturm Ruger & Co., Inc.	3,323	123,516
	Superior Group of Cos., Inc.	6,372	75,508
#	Thor Industries, Inc.	21,292	1,596,261
	Toll Brothers, Inc.	37,848	5,521,645
#*	Under Armour, Inc. (UA US), Class C	74,642	484,427
*	Under Armour, Inc. (UAA US), Class A	62,222	413,776
	Upbound Group, Inc.	20,529	398,057
*	Urban Outfitters, Inc.	28,464	2,111,460

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Versigent PLC	1,720	$71,122
	VF Corp.	21,238	304,128
*	Vince Holding Corp.	1,996	12,635
	Visteon Corp.	9,393	981,944
	Weyco Group, Inc.	4,829	188,331
#	Whirlpool Corp.	9,116	341,850
	Winnebago Industries, Inc.	11,287	341,770
*	Zumiez, Inc.	8,075	158,835
TOTAL CONSUMER DISCRETIONARY			122,183,924
CONSUMER STAPLES — (6.5%)
	Albertsons Cos., Inc., Class A	174,199	2,017,224
	Alico, Inc.	1,584	59,812
	Andersons, Inc.	15,101	1,068,849
#	B&G Foods, Inc.	30,570	107,912
*	BellRing Brands, Inc.	3,209	39,759
*	Boston Beer Co., Inc. , Class A	1,879	344,233
#	Brown-Forman Corp. (BF/A US), Class A	18,762	548,226
#	Brown-Forman Corp. (BFB US), Class B	100,985	2,901,299
#	Cal-Maine Foods, Inc.	21,768	1,910,795
#	Campbell's Co.	113,047	2,484,773
*	Central Garden & Pet Co. (CENT US)	4,869	209,610
*	Central Garden & Pet Co. (CENTA US), Class A	20,397	773,250
	Conagra Brands, Inc.	64,802	940,277
*	Coty, Inc., Class A	142,000	390,500
*	Darling Ingredients, Inc.	51,820	3,142,365
	Del Monte Corp.	23,077	685,618
	Dole PLC	34,315	485,214
	Edgewell Personal Care Co.	858	23,329
#*	elf Beauty, Inc.	4,968	411,797
#	Flowers Foods, Inc.	62,266	437,107
*	Freshpet, Inc.	7,570	450,718
*	Hain Celestial Group, Inc.	33,640	16,766
	Hormel Foods Corp.	87,381	2,185,399
	Ingles Markets, Inc., Class A	6,800	612,068
	Ingredion, Inc.	26,902	2,675,673
	Interparfums, Inc.	3,372	419,983
	J&J Snack Foods Corp.	3,386	259,029
	J.M. Smucker Co.	40,285	4,804,389
	John B Sanfilippo & Son, Inc.	3,210	265,660
	Lamb Weston Holdings, Inc.	34,304	1,802,675
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Maplebear, Inc.	8,145	$363,267
	Marzetti Co.	7,545	806,334
	McCormick & Co., Inc. (MKC US)	50,004	2,545,204
*	Mission Produce, Inc.	26,973	340,129
	Molson Coors Beverage Co., Class B	73,260	3,044,686
	Natural Grocers by Vitamin Cottage, Inc., Class C	7,645	245,099
*	Nature's Sunshine Products, Inc.	7,774	156,646
	Nu Skin Enterprises, Inc., Class A	13,799	71,617
	Oil-Dri Corp. of America	3,043	301,896
*	Performance Food Group Co.	48,344	5,530,070
	Pilgrim's Pride Corp.	50,456	1,380,476
*	Post Holdings, Inc.	20,995	1,919,153
	PriceSmart, Inc.	5,914	1,146,784
	Primo Brands Corp.	91,344	2,073,509
	Reynolds Consumer Products, Inc.	49,478	1,233,981
	Seaboard Corp.	312	1,376,937
*	Seneca Foods Corp. (SENEA US), Class A	2,712	448,809
*	Simply Good Foods Co.	29,216	297,419
	Smithfield Foods, Inc.	29,442	766,670
	Spectrum Brands Holdings, Inc.	10,241	909,094
	Tootsie Roll Industries, Inc.	6,309	246,177
»	TreeHouse Foods, Inc.	19,367	37,378
*	United Natural Foods, Inc.	20,599	1,047,047
	Universal Corp.	10,618	559,462
*	USANA Health Sciences, Inc.	7,508	166,002
	Village Super Market, Inc., Class A	5,138	225,764
*	Vital Farms, Inc.	10,262	130,635
	Weis Markets, Inc.	11,532	888,541
*	Willamette Valley Vineyards, Inc.	206	523
TOTAL CONSUMER STAPLES			60,733,618
ENERGY — (10.2%)
*	Antero Resources Corp.	112,947	4,081,905
	APA Corp.	142,454	5,316,383
	Ardmore Shipping Corp.	16,847	292,969

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Atlas Energy Solutions, Inc.	15,917	$171,744
*	BKV Corp.	23,100	565,026
*	Borr Drilling Ltd.	42,353	170,683
#	Bristow Group, Inc.	11,552	523,537
	Cactus, Inc., Class A	9,099	591,526
	California Resources Corp.	11,573	608,971
	Chord Energy Corp. (CHRD US)	18,782	2,636,617
*	CNX Resources Corp.	67,659	2,422,192
*	Comstock Resources, Inc.	93,510	1,239,943
	Core Laboratories, Inc.	13,496	143,597
	Core Natural Resources, Inc.	13,685	1,092,610
	Crescent Energy Co., Class A	133,095	1,526,600
	DHT Holdings, Inc.	75,972	1,410,800
	Diversified Energy Co. DEC US	7,160	96,374
	Dorian LPG Ltd.	19,585	928,721
*	Drilling Tools International Corp.	8,586	20,177
*	DT Midstream, Inc.	18,074	2,494,212
	Epsilon Energy Ltd.	1,821	10,198
	Evolution Petroleum Corp.	11,610	42,725
*	Expro Ltd.	35,866	572,063
*	Forum Energy Technologies, Inc.	3,781	236,955
	FutureFuel Corp.	1,765	8,737
*	Geospace Technologies Corp.	2,271	16,601
	Granite Ridge Resources, Inc.	48,119	228,565
*	Gulfport Energy Corp.	3,507	565,925
*	Helix Energy Solutions Group, Inc.	60,650	576,781
	Helmerich & Payne, Inc.	39,845	1,377,442
	HF Sinclair Corp.	63,199	5,780,813
	HighPeak Energy, Inc.	2,149	15,365
*	Innovex International, Inc.	15,673	440,098
	International Seaways, Inc.	20,537	1,975,249
*	Kosmos Energy Ltd.	1,393	3,747
	Liberty Energy, Inc.	69,228	1,295,256
	Magnolia Oil & Gas Corp., Class A	64,000	1,645,440
	Matador Resources Co.	51,264	2,557,561
	Murphy Oil Corp.	61,922	2,460,780
*	Nabors Industries Ltd.	4,673	400,336
		Shares	Value†
ENERGY — (Continued)
	NACCO Industries, Inc., Class A	2,696	$127,790
*	National Energy Services Reunited Corp.	28,449	766,985
	Natural Gas Services Group, Inc.	5,881	215,480
*	NCS Multistage Holdings, Inc.	233	10,951
	Noble Corp. PLC	53,847	2,283,113
	Nordic American Tankers Ltd.	89,134	582,045
	Northern Oil & Gas, Inc.	41,060	868,419
	NOV, Inc.	138,343	2,688,004
*	Oceaneering International, Inc.	23,253	1,134,281
*	Oil States International, Inc.	20,806	168,737
#	Ovintiv, Inc.	105,140	6,567,044
*	Par Pacific Holdings, Inc.	14,118	1,214,572
	Patterson-UTI Energy, Inc.	156,730	1,642,530
	PBF Energy, Inc., Class A	12,539	906,319
	Peabody Energy Corp.	34,710	740,017
	Permian Resources Corp., Class A	253,760	5,407,626
*	PrimeEnergy Resources Corp.	767	141,205
*	ProPetro Holding Corp.	47,514	527,405
	Range Resources Corp.	90,776	3,643,749
	Ranger Energy Services, Inc., Class A	9,962	159,890
*	REX American Resources Corp.	15,958	686,832
	Riley Exploration Permian, Inc.	8,730	299,177
	RPC, Inc.	92,997	521,713
	SandRidge Energy, Inc.	15,094	210,108
	Scorpio Tankers, Inc.	21,314	1,659,508
*	SEACOR Marine Holdings, Inc.	10,107	95,309
*	Seadrill Ltd.	23,676	1,061,632
	Select Water Solutions, Inc.	42,441	786,007
	SFL Corp. Ltd.	60,832	750,667
	SM Energy Co.	94,580	3,075,742
	Smart Sand, Inc.	3,473	14,969
	Sunococorp LLC	15,330	1,171,825
*	Talos Energy, Inc.	71,087	1,079,101
	Teekay Corp. Ltd.	38,216	445,216

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Teekay Tankers Ltd., Class A	14,001	$1,111,259
*	Tidewater, Inc.	16,252	1,219,875
#*	Transocean Ltd.	295,850	1,573,922
	VAALCO Energy, Inc.	37,435	199,529
*	Valaris Ltd.	24,958	1,976,424
#	Vitesse Energy, Inc.	11,502	179,431
	World Kinect Corp.	2,091	83,347
TOTAL ENERGY			94,542,979
FINANCIALS — (28.6%)
	1st Source Corp.	9,136	819,865
	Abacus Global Management, Inc.	2,698	27,816
*	Acacia Research Corp.	23,528	104,229
	ACNB Corp.	3,377	217,749
	Affiliated Managers Group, Inc.	1,407	515,989
	Alerus Financial Corp.	6,672	221,977
	Ally Financial, Inc.	110,586	4,791,691
	Amalgamated Financial Corp.	11,191	552,612
	Amerant Bancorp, Inc.	10,621	314,382
	American Coastal Insurance Corp., Class C	8,953	95,081
	American Financial Group, Inc.	10,916	1,547,016
	Ameris Bancorp	25,998	2,267,286
	AMERISAFE, Inc.	2,700	78,408
	AmeriServ Financial, Inc.	6,300	28,791
	Ames National Corp.	3,344	102,293
	Arrow Financial Corp.	6,238	248,522
	Associated Banc-Corp.	60,986	1,883,248
	Associated Capital Group, Inc., Class A	691	23,107
	Assurant, Inc.	9,632	2,689,158
	Assured Guaranty Ltd.	14,291	1,182,152
	Atlantic Union Bankshares Corp.	47,558	2,017,886
*	Atlanticus Holdings Corp.	5,316	560,785
	Auburn National BanCorp, Inc.	44	1,152
	Axis Capital Holdings Ltd.	31,581	3,326,111
*	Axos Financial, Inc.	20,940	2,123,525
	Banc of California, Inc.	47,523	910,065
	BancFirst Corp.	2,797	315,558
	Bank First Corp.	852	130,134
	Bank of Hawaii Corp.	7,125	569,288
	Bank of Marin Bancorp	4,760	138,802
		Shares	Value†
FINANCIALS — (Continued)
	Bank of NT Butterfield & Son Ltd.	11,773	$721,567
	Bank OZK	45,165	2,316,965
	Bank7 Corp.	1,372	68,984
	BankUnited, Inc.	28,884	1,347,439
	Bankwell Financial Group, Inc.	2,746	187,140
	Banner Corp.	14,019	987,078
	Bar Harbor Bankshares	7,076	280,988
	BayCom Corp.	4,936	148,968
	BCB Bancorp, Inc.	1,495	14,935
	Beacon Financial Corp.	36,188	1,140,284
	BOK Financial Corp.	21,196	2,994,783
*	Bowhead Specialty Holdings, Inc.	1,600	48,944
	Bread Financial Holdings, Inc.	19,436	2,100,449
*	Bridgewater Bancshares, Inc.	9,928	203,325
#*	Brighthouse Financial, Inc.	25,341	1,568,861
	Burke & Herbert Financial Services Corp.	2,789	204,294
	Business First Bancshares, Inc.	11,335	360,680
*	BV Financial, Inc.	3,545	72,814
	Byline Bancorp, Inc.	15,732	617,796
	C&F Financial Corp.	1,573	129,914
	California BanCorp	4,169	88,800
	Camden National Corp.	6,763	391,510
	Capital Bancorp, Inc.	4,386	163,729
	Capital City Bank Group, Inc.	8,430	437,264
	Capitol Federal Financial, Inc.	51,935	459,105
	Carter Bankshares, Inc.	9,177	317,341
	Cass Information Systems, Inc.	872	48,762
	Cathay General Bancorp	28,379	1,793,269
	Central Pacific Financial Corp.	10,905	429,657
	CF Bankshares, Inc.	1,337	47,544
	Chemung Financial Corp.	1,723	140,407
	ChoiceOne Financial Services, Inc.	1,864	63,432
	Citizens & Northern Corp.	6,264	159,043
	Citizens Community Bancorp, Inc.	2,817	61,974

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Services, Inc.	710	$55,039
	City Holding Co.	1,660	240,883
	Civista Bancshares, Inc.	7,147	207,692
	CNB Financial Corp.	9,197	322,815
	CNO Financial Group, Inc.	32,607	1,796,320
*	Coastal Financial Corp.	311	12,748
	Colony Bankcorp, Inc.	6,665	146,097
	Columbia Banking System, Inc.	92,853	2,903,513
*	Columbia Financial, Inc.	39,452	426,476
	Commerce Bancshares, Inc.	36,008	2,134,194
	Community Bancorp/VT	324	13,106
	Community Financial System, Inc.	15,875	1,028,859
	Community Trust Bancorp, Inc.	8,667	679,926
	Community West Bancshares	9,208	230,476
	ConnectOne Bancorp, Inc.	18,301	602,835
*	Consumer Portfolio Services, Inc.	9,697	90,376
	Corebridge Financial, Inc.	159,148	4,963,826
	Cullen/Frost Bankers, Inc.	13,002	2,162,753
*	Customers Bancorp, Inc.	13,564	1,067,216
	CVB Financial Corp.	64,228	1,436,780
	DigitalBridge Group, Inc.	38,290	607,662
	Dime Community Bancshares, Inc.	15,816	644,660
	Donegal Group, Inc. (DGICA US), Class A	12,902	254,685
	Donegal Group, Inc. (DGICB US), Class B	592	12,906
	Eagle Bancorp Montana, Inc.	1,910	44,751
	Eagle Financial Services, Inc.	1,089	44,159
	East West Bancorp, Inc.	8,816	1,154,896
	Eastern Bankshares, Inc.	10,342	237,452
*	eHealth, Inc.	10,722	14,260
	Employers Holdings, Inc.	6,415	324,278
		Shares	Value†
FINANCIALS — (Continued)
	Enact Holdings, Inc.	17,618	$833,684
*	Encore Capital Group, Inc.	4,101	385,822
	Enterprise Financial Services Corp.	14,118	936,165
	Equity Bancshares, Inc., Class A	6,658	337,427
	Essent Group Ltd.	37,252	2,457,142
*	Euronet Worldwide, Inc.	11,404	813,447
	Everest Group Ltd.	2,622	981,021
#*	EZCORP, Inc., Class A	23,818	709,062
	F&G Annuities & Life, Inc.	24,882	710,879
	Farmers & Merchants Bancorp, Inc.	4,508	150,387
	Farmers National Banc Corp.	14,377	228,019
	FB Financial Corp.	18,393	1,110,569
	Federal Agricultural Mortgage Corp. (AGM US), Class C	3,289	748,576
	Fidelity National Financial, Inc.	70,926	3,659,072
*	Finance of America Cos., Inc., Class A	1,718	39,085
	Financial Institutions, Inc.	8,034	333,090
*	Finwise Bancorp	878	12,081
	First American Financial Corp.	39,631	2,971,929
	First BanCorp	59,213	1,713,032
	First Bancorp, Inc.	4,291	150,614
	First Bancorp/Southern Pines NC	14,296	898,790
	First Bank	8,559	158,598
	First Busey Corp.	31,717	978,787
	First Business Financial Services, Inc.	3,548	249,105
	First Commonwealth Financial Corp.	44,620	960,669
	First Community Bankshares, Inc.	8,067	384,957
	First Community Corp.	2,787	95,204
	First Financial Bancorp	41,841	1,415,481
	First Financial Bankshares, Inc.	4,506	158,341
	First Financial Corp.	5,163	415,880
	First Hawaiian, Inc.	45,360	1,260,554
	First Horizon Corp.	183,362	4,701,402
	First Internet Bancorp	2,285	67,316
	First Interstate BancSystem, Inc., Class A	36,371	1,382,825

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Merchants Corp.	23,413	$1,010,037
	First Mid Bancshares, Inc.	8,647	450,422
	First National Corp.	729	23,146
	First United Corp.	2,632	116,176
*	First Western Financial, Inc.	2,880	89,712
*	Firstsun Capital Bancorp	4,907	189,803
	Five Star Bancorp	3,648	172,149
	FNB Corp.	131,924	2,493,364
	Franklin Financial Services Corp.	986	62,276
	Franklin Resources, Inc.	133,480	4,519,633
	FS Bancorp, Inc.	3,495	149,970
	Fulton Financial Corp.	72,404	1,761,589
	FVCBankcorp, Inc.	3,068	57,034
*	Genworth Financial, Inc.	155,192	1,525,537
	German American Bancorp, Inc.	8,275	421,032
	Glacier Bancorp, Inc.	5,369	264,638
	Globe Life, Inc.	24,709	4,503,215
	Great Southern Bancorp, Inc.	5,347	429,418
*	Green Dot Corp., Class A	19,681	258,018
*	Greenlight Capital Re Ltd., Class A	8,915	148,435
	HA Sustainable Infrastructure Capital, Inc.	4,654	176,247
	Hamilton Insurance Group Ltd., Class B	24,462	879,654
	Hancock Whitney Corp.	32,688	2,516,976
	Hanmi Financial Corp.	12,435	396,428
	Hanover Insurance Group, Inc.	7,352	1,710,296
*	Happen, Inc.	43,067	824,302
	HBT Financial, Inc.	7,866	281,917
	HCI Group, Inc.	2,312	404,623
	Heritage Financial Corp.	13,880	412,652
*	Heritage Insurance Holdings, Inc.	11,919	350,061
	Hilltop Holdings, Inc.	21,057	830,488
#	Hingham Institution For Savings	766	218,448
	Home Bancorp, Inc.	3,022	215,589
	Home BancShares, Inc.	38,636	1,200,421
	HomeTrust Bancshares, Inc.	5,808	297,312
#	Hope Bancorp, Inc.	48,247	675,940
		Shares	Value†
FINANCIALS — (Continued)
	Horace Mann Educators Corp.	16,882	$879,721
	Horizon Bancorp, Inc.	981	20,061
	Independent Bank Corp. (IBCP US)	8,955	342,081
	Independent Bank Corp. (INDB US)	15,528	1,301,712
	International Bancshares Corp.	21,234	1,625,250
	Invesco Ltd.	156,477	4,631,719
	Investar Holding Corp.	4,282	128,974
	Investors Title Co.	721	208,578
	Jackson Financial, Inc., Class A	31,365	3,835,312
	James River Group Holdings, Inc.	9,287	41,699
	Kearny Financial Corp.	5,224	50,098
	Kemper Corp.	19,503	553,495
	Kingstone Cos., Inc.	815	16,276
	Lakeland Financial Corp.	3,966	248,470
	Landmark Bancorp, Inc.	298	9,339
	LCNB Corp.	4,043	80,092
*	LendingTree, Inc.	900	28,674
	Lincoln National Corp.	71,204	3,247,614
	Live Oak Bancshares, Inc.	12,652	541,506
	MainStreet Bancshares, Inc.	1,187	27,372
	Mechanics Bancorp, Class A	2,913	48,909
	Mercantile Bank Corp.	6,763	406,321
	Merchants Bancorp	13,888	766,340
	Mercury General Corp.	19,773	2,118,084
	Meridian Corp.	4,436	87,123
	Metrocity Bankshares, Inc.	5,591	197,810
	Metropolitan Bank Holding Corp.	3,799	351,332
	MGIC Investment Corp.	97,680	2,934,307
	Mid Penn Bancorp, Inc.	5,409	207,381
	Midland States Bancorp, Inc.	2,335	78,619
	MVB Financial Corp.	4,208	128,975
	National Bank Holdings Corp., Class A	12,704	548,686
	National Bankshares, Inc.	1,859	75,475
	Navient Corp.	20,990	176,106
	NB Bancorp, Inc.	5,238	120,526
	NBT Bancorp, Inc.	19,343	1,018,409
	Nelnet, Inc., Class A	11,590	1,574,733

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	NerdWallet, Inc., Class A	8,811	$79,299
*	NI Holdings, Inc.	966	14,635
	Nicolet Bankshares, Inc.	5,582	954,075
*	NMI Holdings, Inc.	31,403	1,391,153
	Northeast Bank	3,666	455,207
	Northeast Community Bancorp, Inc.	5,087	135,823
	Northpointe Bancshares, Inc.	2,279	39,883
#	Northrim BanCorp, Inc.	10,292	272,841
	Northwest Bancshares, Inc.	56,017	881,708
	Norwood Financial Corp.	2,334	79,333
	Oak Valley Bancorp	1,867	63,235
	OceanFirst Financial Corp.	24,367	470,527
	OFG Bancorp	21,015	1,110,853
	Ohio Valley Banc Corp.	879	36,971
	Old National Bancorp	118,603	3,159,584
	Old Republic International Corp.	50,876	2,198,352
	Old Second Bancorp, Inc.	19,804	500,843
	OneMain Holdings, Inc.	41,143	2,574,729
*	Onity Group, Inc.	3,382	123,984
	OP Bancorp	4,262	66,487
*	Oportun Financial Corp.	14,967	82,917
	Oppenheimer Holdings, Inc., Class A	3,959	422,188
	Orange County Bancorp, Inc.	498	19,049
	Origin Bancorp, Inc.	9,922	543,031
	Orrstown Financial Services, Inc.	7,802	333,379
	Park National Corp.	3,664	762,662
	Parke Bancorp, Inc.	4,063	138,751
	Pathward Financial, Inc.	7,696	679,095
*	Paysafe Ltd.	25,209	203,689
	PCB Bancorp	5,178	144,311
	Peapack-Gladstone Financial Corp.	6,691	307,652
	Pelagos Insurance Capital Ltd.	6,334	160,187
	PennyMac Financial Services, Inc.	15,383	1,160,032
	Peoples Bancorp of North Carolina, Inc.	1,852	79,636
	Peoples Bancorp, Inc.	14,859	619,026
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Financial Services Corp.	3,356	$236,128
	Pinnacle Financial Partners, Inc.	32,801	3,451,649
	Plumas Bancorp	590	36,173
*	Ponce Financial Group, Inc.	7,772	156,839
	Popular, Inc.	23,074	4,042,796
	Preferred Bank	5,144	537,239
	Princeton Bancorp, Inc.	440	18,146
	PROG Holdings, Inc.	6,712	295,462
	Prosperity Bancshares, Inc.	40,885	3,061,060
	Provident Financial Holdings, Inc.	3,183	56,530
	Provident Financial Services, Inc.	50,935	1,257,076
	QCR Holdings, Inc.	7,238	745,152
	Radian Group, Inc.	30,487	1,188,688
	RBB Bancorp	7,237	190,840
	Red River Bancshares, Inc.	1,869	187,928
	Regional Management Corp.	4,452	143,666
	Reinsurance Group of America, Inc.	12,258	2,903,307
	RenaissanceRe Holdings Ltd.	13,601	4,352,048
	Renasant Corp.	34,357	1,496,935
*	Repay Holdings Corp.	26,572	106,288
	Republic Bancorp, Inc., Class A	5,784	575,739
	Riverview Bancorp, Inc.	6,235	33,046
	S&T Bancorp, Inc.	15,758	821,780
	Safety Insurance Group, Inc.	5,028	519,845
	Seacoast Banking Corp. of Florida	20,672	718,145
*	Security National Financial Corp., Class A	7,168	67,164
	Selective Insurance Group, Inc.	3,331	315,746
	ServisFirst Bancshares, Inc.	6,833	611,554
	Shore Bancshares, Inc.	13,172	322,714
	Sierra Bancorp	6,545	266,774
*	SiriusPoint Ltd.	48,263	1,141,420
*	Skyward Specialty Insurance Group, Inc.	6,880	412,456
	SLM Corp.	50,665	1,317,037
	SmartFinancial, Inc.	6,619	346,836

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	South Plains Financial, Inc.	4,434	$198,821
*	Southern First Bancshares, Inc.	3,195	199,368
	Southern Missouri Bancorp, Inc.	4,188	324,193
	Southside Bancshares, Inc.	11,162	362,877
	Southstate Bank Corp.	35,905	3,773,256
*††	Sterling Bancorp, Inc.	2,736	0
	Stewart Information Services Corp.	9,563	646,363
	Stifel Financial Corp.	12,896	1,069,207
	Stock Yards Bancorp, Inc.	2,765	235,302
	Texas Capital Bancshares, Inc.	19,875	1,964,644
*	Third Coast Bancshares, Inc.	4,612	202,190
	Timberland Bancorp, Inc.	3,000	134,490
	Tiptree, Inc.	18,356	326,186
	Tompkins Financial Corp.	4,656	464,855
	Towne Bank	29,337	1,112,166
	TriCo Bancshares	10,861	624,942
*	Triumph Financial, Inc.	5,237	397,645
	TrustCo Bank Corp.	9,640	549,287
	Trustmark Corp.	24,675	1,170,829
	UMB Financial Corp.	18,276	2,663,361
*††	Unico American Corp.	1,400	18
	United Bancshares, Inc.	336	13,104
	United Bankshares, Inc.	50,669	2,454,913
	United Community Banks, Inc.	43,727	1,549,685
	United Fire Group, Inc.	9,971	512,111
	Unity Bancorp, Inc.	3,541	208,529
	Universal Insurance Holdings, Inc.	13,515	590,741
	Univest Financial Corp.	14,672	649,089
	Unum Group	40,681	3,503,041
	USCB Financial Holdings, Inc.	2,389	52,486
	Valley National Bancorp	182,279	2,604,767
*	Velocity Financial, Inc.	10,561	185,240
	Victory Capital Holdings, Inc., Class A	10,825	1,072,000
	Virginia National Bankshares Corp.	967	44,284
	Virtus Investment Partners, Inc.	2,323	370,170
		Shares	Value†
FINANCIALS — (Continued)
	Voya Financial, Inc.	12,991	$1,291,695
	WaFd, Inc.	33,876	1,245,621
	Walker & Dunlop, Inc.	9,913	492,577
	Washington Trust Bancorp, Inc.	3,503	136,547
	Waterstone Financial, Inc.	10,318	211,725
	Webster Financial Corp.	40,479	3,125,788
	WesBanco, Inc.	33,376	1,381,099
	West BanCorp, Inc.	6,124	171,778
	Westamerica BanCorp	6,837	411,246
	Western Alliance Bancorp	21,652	1,742,769
	Western New England Bancorp, Inc.	12,440	160,849
	Westwood Holdings Group, Inc.	1,679	32,186
	White Mountains Insurance Group Ltd.	936	1,963,475
	Wintrust Financial Corp.	14,533	2,318,595
*	World Acceptance Corp.	1,446	260,005
	WSFS Financial Corp.	20,107	1,612,581
	Zions Bancorp NA	51,083	3,560,485
TOTAL FINANCIALS			265,436,025
HEALTH CARE — (6.4%)
*	Acadia Healthcare Co., Inc.	33,373	988,508
*	ACADIA Pharmaceuticals, Inc.	2,797	72,358
*	Accendra Health, Inc.	5,251	16,226
	Acme United Corp.	951	54,074
*	AdaptHealth Corp.	46,339	500,461
*	Addus HomeCare Corp.	6,361	734,568
*	Align Technology, Inc.	19,845	3,356,980
*	Alkermes PLC	5,984	293,156
*	AMN Healthcare Services, Inc.	3,693	124,196
*	Amneal Pharmaceuticals, Inc.	2,194	40,194
*	Amphastar Pharmaceuticals, Inc.	14,477	288,671
*	ANI Pharmaceuticals, Inc.	2,715	215,137
*	Anika Therapeutics, Inc.	4,287	82,653
*	Ardent Health, Inc.	1,225	13,071
*	Astrana Health, Inc.	4,860	172,822
*	Avantor, Inc.	119,640	1,648,639

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	BioMarin Pharmaceutical, Inc.	7,746	$464,915
*	Bio-Rad Laboratories, Inc., Class A	2,855	929,245
*	Black Diamond Therapeutics, Inc.	968	1,636
*	CareCloud, Inc.	4,697	11,461
*	CareDx, Inc.	706	30,859
#*	Castle Biosciences, Inc.	2,179	61,012
*	Certara, Inc.	57,452	465,361
*	Charles River Laboratories International, Inc.	13,461	3,129,817
*	Community Health Systems, Inc.	581	1,621
	CONMED Corp.	6,242	289,005
*	Cooper Cos., Inc.	27,827	2,012,449
*	Cumberland Pharmaceuticals, Inc.	700	4,676
*	Elanco Animal Health, Inc.	161,830	4,267,457
*	Emergent BioSolutions, Inc.	20,652	149,107
*	Enovis Corp.	22,152	645,731
*	Envista Holdings Corp.	62,090	1,695,678
*	Evolent Health, Inc., Class A	14,736	45,534
*	Fulcrum Therapeutics, Inc.	344	1,232
*	Globus Medical, Inc., Class A	20,561	1,620,001
*	GoodRx Holdings, Inc., Class A	41,771	128,237
*	Haemonetics Corp.	8,840	756,174
*	Harmony Biosciences Holdings, Inc.	14,318	504,566
*	Health Catalyst, Inc.	12,740	26,627
*	HealthEquity, Inc.	7,732	777,917
	HealthStream, Inc.	13,268	372,035
*	Henry Schein, Inc.	24,369	2,089,642
*	ICON PLC	9,153	1,497,110
*	ICU Medical, Inc.	3,289	554,229
*	InfuSystem Holdings, Inc.	4,931	45,069
*	Innoviva, Inc.	31,928	669,530
*	Integer Holdings Corp.	8,566	1,038,285
*	Integra LifeSciences Holdings Corp.	21,973	365,850
*	Jazz Pharmaceuticals PLC	5,070	1,282,000
*	Keros Therapeutics, Inc.	1,651	16,626
*	Kewaunee Scientific Corp.	775	27,683
		Shares	Value†
HEALTH CARE — (Continued)
††	Kinnate Biopharma, Inc.	1,216	$95
*	LifeStance Health Group, Inc.	18,036	189,017
*	LivaNova PLC	11,158	894,202
*	Merit Medical Systems, Inc.	2,418	205,554
	Mesa Laboratories, Inc.	1,486	149,804
*	MiMedx Group, Inc.	43,773	180,783
*	Molina Healthcare, Inc.	15,259	2,984,966
	National HealthCare Corp.	6,101	1,379,009
*	Neogen Corp.	66,505	800,720
*»	OmniAb, Inc. (2200963D US)	521	0
*»	OmniAb, Inc. (2200964D US)	521	0
*	OmniAb, Inc. (OABI UQ)	589	1,166
*	Omnicell, Inc.	10,569	373,826
*	OPKO Health, Inc.	8,801	11,617
*	OptimizeRx Corp.	3,830	23,172
*	Option Care Health, Inc.	42,413	976,771
*	OraSure Technologies, Inc.	403	1,632
*	Organogenesis Holdings, Inc.	26,677	63,225
	Organon & Co.	9,894	134,064
*	Pacira BioSciences, Inc.	8,207	216,747
*††	PDL BioPharma, Inc.	35,325	10,951
*	Pediatrix Medical Group, Inc.	28,557	757,046
*	Pennant Group, Inc.	5,172	208,535
#	Perrigo Co. PLC	52,129	527,024
*	Prestige Consumer Healthcare, Inc.	13,789	692,484
*	Protalix BioTherapeutics, Inc.	5,738	13,599
*	Puma Biotechnology, Inc.	15,218	120,679
*	Q32 Bio, Inc.	100	1,568
#*	QuidelOrtho Corp.	20,586	345,227
	Revvity, Inc.	25,175	2,832,691
††	Sage Therapeutics, Inc.	8,633	27
	SIGA Technologies, Inc.	20,350	66,545
*	Simulations Plus, Inc.	2,584	47,106
*	Solventum Corp.	23,050	1,969,392
*	Spero Therapeutics, Inc.	15,128	17,700

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Supernus Pharmaceuticals, Inc.	18,451	$823,468
#*	Surgery Partners, Inc.	33,855	521,367
*	Tactile Systems Technology, Inc.	8,554	240,966
*	Teladoc Health, Inc.	34,897	234,159
*	Tenet Healthcare Corp.	3,186	811,729
*††	Third Harmonic Bio, Inc.	2,917	0
#	U.S. Physical Therapy, Inc.	2,023	159,938
	Universal Health Services, Inc., Class B	22,544	3,797,311
	Utah Medical Products, Inc.	1,014	71,507
*	Veracyte, Inc.	21,334	988,191
††	Verve Therapeutics, Inc.	10,185	18,944
	Viatris, Inc.	69,283	1,216,609
*	Waystar Holding Corp.	2,240	47,286
TOTAL HEALTH CARE			59,708,510
INDUSTRIALS — (16.9%)
*	AAR Corp.	13,656	1,912,386
	ABM Industries, Inc.	26,571	1,273,017
	ACCO Brands Corp.	38,191	161,166
	Acuity, Inc.	5,069	1,664,609
	Aebi Schmidt Holding AG	13,318	171,669
*	AerSale Corp.	13,811	85,628
	AGCO Corp.	23,289	2,379,204
	Alamo Group, Inc.	4,918	782,355
*	Alaska Air Group, Inc.	47,612	2,259,189
	Albany International Corp., Class A	6,237	464,719
	Alight, Inc., Class A	9,988	169,596
*	Allegiant Travel Co.	10,870	1,066,130
*	Amentum Holdings, Inc.	78,359	1,739,570
*	Ameresco, Inc., Class A	10,563	222,562
	Apogee Enterprises, Inc.	9,656	382,378
	ArcBest Corp.	9,773	1,410,733
	Arcosa, Inc.	11,075	1,608,090
	Astec Industries, Inc.	11,802	597,889
*	Asure Software, Inc.	9,877	79,312
	Atkore, Inc.	4,617	336,856
	AZZ, Inc.	7,529	1,089,597
	Barrett Business Services, Inc.	4,846	189,188
*	BlueLinx Holdings, Inc.	3,878	210,265
	Boise Cascade Co.	15,348	1,172,280
		Shares	Value†
INDUSTRIALS — (Continued)
*	Bowman Consulting Group Ltd.	3,712	$99,667
	Brady Corp., Class A	11,788	1,111,255
*	BrightView Holdings, Inc.	38,581	503,096
*	Broadwind, Inc.	4,795	19,180
*	Builders FirstSource, Inc.	34,498	2,292,047
*	CACI International, Inc., Class A	2,645	1,316,549
*	Casella Waste Systems, Inc., Class A	3,967	355,880
*	CECO Environmental Corp.	11,902	784,223
*	Centuri Holdings, Inc.	14,295	397,973
*	Civeo Corp.	5,078	160,008
#*	Clarivate PLC	211,914	419,590
	CNH Industrial NV	447,096	4,582,734
	Columbus McKinnon Corp.	10,024	192,160
*	Commercial Vehicle Group, Inc.	3,084	13,971
	CompX International, Inc.	200	5,662
#	Concentrix Corp.	25,535	628,161
*	Concrete Pumping Holdings, Inc.	19,609	190,796
*	Conduent, Inc.	55,309	86,835
	Copa Holdings SA, Class A	10,268	1,450,047
	Costamare, Inc.	50,905	793,100
	Covenant Logistics Group, Inc.	8,598	305,401
*	Custom Truck One Source, Inc.	52,884	536,773
	Deluxe Corp.	18,927	489,642
*	Distribution Solutions Group, Inc.	5,134	177,482
*	DLH Holdings Corp.	5,758	28,099
*	DNOW, Inc.	20,866	294,628
	Douglas Dynamics, Inc.	2,967	130,934
	Eastern Co.	2,426	57,545
*	Energy Recovery, Inc.	3,136	27,126
	EnerSys	3,803	707,548
	Ennis, Inc.	13,134	286,321
	Enpro, Inc.	899	282,214
#	Esab Corp.	11,485	993,797
	Espey Mfg. & Electronics Corp.	636	37,632
	EVI Industries, Inc.	715	10,060
*	First Advantage Corp.	28,876	572,900
	Fortune Brands Innovations, Inc.	45,220	2,227,537
	Franklin Electric Co., Inc.	6,440	674,397
*	FTI Consulting, Inc.	6,814	1,086,015

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gates Industrial Corp. Ltd.	46,231	$1,293,543
	GATX Corp.	8,844	1,581,926
	Genco Shipping & Trading Ltd.	17,372	443,681
*	Gencor Industries, Inc.	4,211	59,965
	Genpact Ltd.	57,219	2,012,392
*	Gibraltar Industries, Inc.	10,762	454,802
	Global Industrial Co.	484	17,298
	Greenbrier Cos., Inc.	14,328	705,654
*	GXO Logistics, Inc.	28,921	1,450,677
*	Hayward Holdings, Inc.	54,738	828,186
*	Healthcare Services Group, Inc.	17,705	412,527
	Heartland Express, Inc.	30,159	368,845
	Helios Technologies, Inc.	11,328	882,564
	Herc Holdings, Inc.	10,390	1,559,955
*	Hillman Solutions Corp.	62,466	491,607
	HNI Corp.	6,995	314,845
	Hub Group, Inc., Class A	24,442	1,137,286
*	Hudson Technologies, Inc.	18,401	111,142
	Huntington Ingalls Industries, Inc.	2,621	855,625
	Hyster-Yale, Inc.	2,679	89,559
*	IBEX Holdings Ltd.	4,584	161,999
	ICF International, Inc.	6,316	511,091
	IDEX Corp.	4,174	961,898
	Insteel Industries, Inc.	8,640	264,816
	Interface, Inc.	18,498	633,741
*	Janus International Group, Inc.	52,475	269,197
	JBT Marel Corp.	2,049	283,725
*	JELD-WEN Holding, Inc.	30,555	43,388
	Kadant, Inc.	170	52,275
	KBR, Inc.	31,702	1,160,610
	Kennametal, Inc.	31,848	1,081,877
*	Kirby Corp.	13,696	1,796,093
	Knight-Swift Transportation Holdings, Inc.	59,207	4,116,663
	Korn Ferry	19,663	1,617,675
*	L.B. Foster Co., Class A	4,474	184,016
	Leidos Holdings, Inc.	15,848	1,832,029
	Lindsay Corp.	2,377	263,419
	Louisiana-Pacific Corp.	22,665	1,641,626
	LSI Industries, Inc.	11,991	280,469
	Luxfer Holdings PLC	9,439	160,746
*	Manitowoc Co., Inc.	12,211	169,122
		Shares	Value†
INDUSTRIALS — (Continued)
	Marten Transport Ltd.	32,026	$473,665
*	Masterbrand, Inc.	88,765	732,311
	Matson, Inc.	12,428	2,517,789
	Maximus, Inc.	16,425	989,606
	McGrath RentCorp	7,223	831,728
*	Middleby Corp.	13,287	1,774,877
*	Midera Food Processing, Inc.	13,287	637,112
	Miller Industries, Inc.	5,073	255,172
	MillerKnoll, Inc.	25,723	579,282
*	Mistras Group, Inc.	13,414	204,027
	MSC Industrial Direct Co., Inc., Class A	348	42,943
	National Presto Industries, Inc.	2,897	351,754
	NL Industries, Inc.	7,073	40,599
*	NPK International, Inc.	30,079	375,687
*	NWPX Infrastructure, Inc.	4,661	573,676
*	Onterris, Inc.	10,165	213,363
*	OPENLANE, Inc.	45,225	1,798,146
*	Orion Group Holdings, Inc.	15,182	148,480
	Oshkosh Corp.	18,360	2,614,648
	Owens Corning	25,453	3,535,422
*	PAMT Corp.	7,251	116,850
	Pangaea Logistics Solutions Ltd.	22,564	171,712
	Park-Ohio Holdings Corp.	5,200	207,636
*	Parsons Corp.	5,386	238,115
	Pentair PLC	15,754	1,030,942
*	Perma-Pipe International Holdings, Inc.	3,064	73,996
	Preformed Line Products Co.	1,485	530,115
	Primoris Services Corp.	7,913	667,936
*	Proto Labs, Inc.	9,337	700,742
	Quad/Graphics, Inc.	11,555	120,056
	Quanex Building Products Corp.	18,412	328,470
*	Radiant Logistics, Inc.	20,312	167,371
	Regal Rexnord Corp.	20,071	4,119,171
*	Resideo Technologies, Inc.	59,091	2,026,821
#	Robert Half, Inc.	15,388	581,666
	Rush Enterprises, Inc. (RUSHA US), Class A	26,791	2,137,654
	Rush Enterprises, Inc. (RUSHB US), Class B	4,596	357,247
	Ryder System, Inc.	14,274	3,660,139
*	Saia, Inc.	639	222,136
	Schneider National, Inc., Class B	34,967	1,249,721

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Science Applications International Corp.	13,204	$1,546,585
	Sensata Technologies Holding PLC	52,057	2,409,719
*	Shoals Technologies Group, Inc., Class A	23,626	206,491
*	SIFCO Industries, Inc.	1,563	40,294
*	SiteOne Landscape Supply, Inc.	8,151	769,780
*	SkyWest, Inc.	18,505	1,979,480
	SS&C Technologies Holdings, Inc.	2,451	188,850
*	StandardAero, Inc.	49,547	1,452,223
	Stanley Black & Decker, Inc.	36,914	3,491,326
	TaskUS, Inc., Class A	7,097	43,079
*	Taylor Devices, Inc.	732	37,574
	Tecnoglass Holdings, Inc.	14,593	633,920
	Tennant Co.	4,383	368,303
	Terex Corp.	22,494	1,413,523
	Textron, Inc.	14,875	1,268,243
*	TIC Solutions, Inc.	23,339	170,608
	Timken Co.	19,370	2,664,344
*	Titan International, Inc.	27,432	198,059
*	Transcat, Inc.	1,490	127,201
#	TransUnion	54,934	4,318,911
	Trinity Industries, Inc.	38,005	1,187,276
*	TTEC Holdings, Inc.	17,358	43,221
	Tutor Perini Corp.	5,282	442,368
	Twin Disc, Inc.	5,122	116,833
	UFP Industries, Inc.	10,437	905,305
*	U-Haul Holding Co. (UHAL US)	6,327	448,648
	U-Haul Holding Co. (UHAL/B US)	40,104	2,509,708
*	Ultralife Corp.	7,629	39,595
	UniFirst Corp.	5,587	1,636,879
	Universal Logistics Holdings, Inc.	8,876	118,761
*	Upwork, Inc.	38,177	349,701
*	V2X, Inc.	9,665	872,170
*	Verra Mobility Corp.	45,452	240,441
*	Vestis Corp.	37,938	548,583
	Virco Mfg. Corp.	6,012	36,373
*	VirTra, Inc.	4,692	14,498
	Wabash National Corp.	9,990	125,474
	Werner Enterprises, Inc.	25,671	960,609
	WESCO International, Inc.	16,372	5,623,618
*	Willdan Group, Inc.	133	9,114
	Willis Lease Finance Corp.	8,250	588,473
		Shares	Value†
INDUSTRIALS — (Continued)
	Worthington Enterprises, Inc.	13,940	$783,567
TOTAL INDUSTRIALS			156,644,438
INFORMATION TECHNOLOGY — (5.5%)
*	8x8, Inc.	13,235	25,147
*	ACI Worldwide, Inc.	22,186	1,271,923
*	Akamai Technologies, Inc.	197	22,690
*	Alarm.com Holdings, Inc.	7,466	408,764
*	Alpha & Omega Semiconductor Ltd.	860	27,296
	Amdocs Ltd.	42,147	2,348,431
	Amkor Technology, Inc.	6,303	314,331
*	Arrow Electronics, Inc.	21,560	4,669,249
*	Aviat Networks, Inc.	3,388	69,386
	Avnet, Inc.	36,820	3,271,089
*	Axcelis Technologies, Inc.	2,225	290,096
	Belden, Inc.	9,250	1,147,463
	Benchmark Electronics, Inc.	15,821	1,262,041
*	CCC Intelligent Solutions Holdings, Inc.	37,958	231,164
*	Cerence, Inc.	12,991	110,683
*	Cirrus Logic, Inc.	6,252	808,696
	Climb Global Solutions, Inc.	2,028	54,371
*	Coda Octopus Group, Inc.	1,441	14,612
*	Corsair Gaming, Inc.	18,117	192,221
	Crane NXT Co.	12,711	660,336
	CTS Corp.	10,967	703,204
*	Daktronics, Inc.	11,493	227,217
*	Diebold Nixdorf, Inc.	8,352	614,624
*	Digi International, Inc.	12,006	837,058
*	Diodes, Inc.	14,981	1,233,236
	Dolby Laboratories, Inc., Class A	3,155	185,546
*	DXC Technology Co.	75,827	852,296
*	eGain Corp.	3,323	22,663
#*	EPAM Systems, Inc.	13,668	1,442,794
	ePlus, Inc.	9,534	881,037
*	Everforth, Inc.	12,916	367,331
*	Five9, Inc.	7,217	198,540
*	Globant SA	704	25,766
	Immersion Corp.	2,043	15,445
	Information Services Group, Inc.	22,129	92,057
*	Insight Enterprises, Inc.	3,926	506,179
*	IPG Photonics Corp.	12,719	1,081,878
*	Itron, Inc.	10,154	1,011,948
*	Key Tronic Corp.	332	1,308

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Kimball Electronics, Inc.	12,465	$308,259
*	Knowles Corp.	10,949	400,624
*	Kyndryl Holdings, Inc.	49,109	665,427
*	LiveRamp Holdings, Inc.	9,954	376,958
*	Mitek Systems, Inc.	13,497	225,400
*	N-able, Inc.	28,017	131,120
*	NCR Voyix Corp.	51,358	424,731
*	NetScout Systems, Inc.	29,038	1,180,975
	OneSpan, Inc.	11,609	179,707
	PC Connection, Inc.	11,177	935,738
*	Penguin Solutions, Inc.	17,232	906,920
*	Photronics, Inc.	26,902	814,862
*	Plexus Corp.	1,160	291,554
*	Powerfleet, Inc. NJ	22,744	89,157
*	Progress Software Corp.	8,834	358,572
*	PTC, Inc.	5,773	792,056
*	Qorvo, Inc.	7,413	671,395
*	Ribbon Communications, Inc.	38,054	81,436
*	ScanSource, Inc.	12,586	712,619
*††	Silicon Graphics, Inc.	137	0
#	Skyworks Solutions, Inc.	26,300	1,637,964
*	Sprinklr, Inc., Class A	4,100	26,076
*	Super Micro Computer, Inc.	25,648	728,403
*	Trimble, Inc.	22,431	1,269,146
*	Trio-Tech International	1,428	14,251
*	Turtle Beach Corp.	4,971	60,895
*	Tyler Technologies, Inc.	548	169,661
	Universal Display Corp.	6,193	496,431
*	Veeco Instruments, Inc.	3,903	195,150
#*	Viasat, Inc.	48,510	3,731,874
	Vishay Intertechnology, Inc.	43,779	1,498,117
*	Vishay Precision Group, Inc.	3,539	325,765
	Vontier Corp.	35,956	1,155,266
#	Xerox Holdings Corp.	69,361	204,615
*	Zebra Technologies Corp., Class A	8,087	2,376,122
TOTAL INFORMATION TECHNOLOGY			50,937,362
MATERIALS — (5.9%)
	AdvanSix, Inc.	10,418	208,985
	Alcoa Corp.	40,001	1,810,445
		Shares	Value†
MATERIALS — (Continued)
*	Alpha Metallurgical Resources, Inc.	5,153	$706,786
	AptarGroup, Inc.	25,643	3,435,136
	Ashland, Inc.	18,320	1,330,215
*	Aspen Aerogels, Inc.	8,603	39,832
	Avient Corp.	32,698	1,187,591
*	Axalta Coating Systems Ltd.	83,246	2,981,039
	Ball Corp.	89,215	5,790,054
	Cabot Corp.	15,968	1,405,503
	Caledonia Mining Corp. PLC	5,520	101,513
	Celanese Corp.	35,309	1,579,019
	CF Industries Holdings, Inc.	17,516	2,192,828
*	Clearwater Paper Corp.	8,054	169,376
	Commercial Metals Co.	44,959	3,089,583
*	Core Molding Technologies, Inc.	2,490	58,664
	Eastman Chemical Co.	40,311	2,819,754
*	Ecovyst, Inc.	49,810	600,709
	Element Solutions, Inc.	28,352	1,041,369
	Ferroglobe PLC	11,724	37,282
*	Flexible Solutions International, Inc.	572	2,883
	Friedman Industries, Inc.	2,766	91,970
#	Graphic Packaging Holding Co.	126,030	1,352,302
	Greif, Inc. (GEF US), Class A	11,043	955,772
	Greif, Inc. (GEF/B US), Class B	3,990	432,835
	HB Fuller Co.	19,773	1,093,447
	Huntsman Corp.	7,891	77,016
	Innospec, Inc.	8,920	766,942
*	Intrepid Potash, Inc.	4,826	163,891
*	James Hardie Industries PLC	13,450	353,601
	Kaiser Aluminum Corp.	5,395	861,474
*	Knife River Corp.	18,833	1,378,011
	Koppers Holdings, Inc.	8,891	435,837
	Kronos Worldwide, Inc.	19,548	117,679
*	LSB Industries, Inc.	21,756	236,705
*	Magnera Corp.	5,984	79,288
	Materion Corp.	165	34,789
	Mativ Holdings, Inc.	24,035	209,826
#*	McEwen, Inc.	13,737	237,513
	Mercer International, Inc.	16,814	10,626
*	Metallus, Inc.	16,321	328,379

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Minerals Technologies, Inc.	12,867	$980,980
	Mosaic Co.	94,576	2,092,021
	Myers Industries, Inc.	13,821	472,125
	NewMarket Corp.	176	149,628
*	Nexa Resources SA	33,429	429,563
	Northern Technologies International Corp.	1,645	13,193
*	O-I Glass, Inc.	68,381	488,924
	Olin Corp.	39,344	728,257
	Orion SA	26,665	179,989
	Quaker Chemical Corp.	3,244	520,727
*	Rayonier Advanced Materials, Inc.	12,431	111,257
††	Resolute Forest Products, Inc.	24,714	6,581
	Ryerson Holding Corp.	15,008	417,072
	Sensient Technologies Corp.	2,944	364,084
	Silgan Holdings, Inc.	45,533	1,820,409
	Sonoco Products Co.	31,854	1,795,291
	Stepan Co.	7,065	453,149
	SunCoke Energy, Inc.	37,777	320,349
	Sylvamo Corp.	16,028	599,608
*	Tredegar Corp.	13,536	102,738
	TriMas Corp.	14,713	587,490
	Tronox Holdings PLC	45,961	268,412
	Warrior Met Coal, Inc.	6,220	493,930
	Westlake Corp.	17,472	1,231,776
	Worthington Steel, Inc.	17,930	645,659
TOTAL MATERIALS			55,079,681
REAL ESTATE — (0.8%)
*	AMREP Corp.	1,121	26,052
*	Cushman & Wakefield Ltd.	104,530	1,402,792
*	Forestar Group, Inc.	19,031	535,723
*	FRP Holdings, Inc.	5,460	121,867
*	Howard Hughes Holdings, Inc.	17,853	1,141,164
*	Jones Lang LaSalle, Inc.	9,549	3,390,181
	Marcus & Millichap, Inc.	2,361	72,601
		Shares	Value†
REAL ESTATE — (Continued)
	Newmark Group, Inc., Class A	47,946	$718,950
*	RE/MAX Holdings, Inc., Class A	9,594	86,922
	RMR Group, Inc., Class A	3,378	64,317
*	Seaport Entertainment Group, Inc.	2,981	78,192
*	Stratus Properties, Inc.	1,111	21,776
*	Tejon Ranch Co.	5,835	98,786
TOTAL REAL ESTATE			7,759,323
UTILITIES — (0.4%)
	MDU Resources Group, Inc.	65,321	1,303,154
*	Montauk Renewables, Inc.	16,153	27,621
	New Jersey Resources Corp.	28,127	1,628,272
	Ormat Technologies, Inc.	8,360	815,769
TOTAL UTILITIES			3,774,816
TOTAL COMMON STOCKS Cost ($677,844,349)			895,813,108

SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	2,683,857	31,044,173
MONEY MARKET FUNDS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	1,293,465	1,293,465
TOTAL INVESTMENTS — (100.0%)
(Cost $710,177,909)^^			$928,150,746

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$19,012,432	—	—	$19,012,432
Consumer Discretionary	122,183,924	—	—	122,183,924
Consumer Staples	60,696,240	$37,378	—	60,733,618
Energy	94,542,979	—	—	94,542,979
Financials	265,436,007	—	$18	265,436,025
Health Care	59,678,493	—	30,017	59,708,510
Industrials	156,644,438	—	—	156,644,438
Information Technology	50,937,362	—	—	50,937,362
Materials	55,073,100	—	6,581	55,079,681
Real Estate	7,759,323	—	—	7,759,323
Utilities	3,774,816	—	—	3,774,816
Securities Lending Collateral	—	31,044,173	—	31,044,173
Money Market Funds	1,293,465	—	—	1,293,465
Total Investments in Securities	$897,032,579	$31,081,551	$36,616˂˃	$928,150,746

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2026, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio, Dimensional VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Dimensional VA International Value Portfolio, Dimensional VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio,

Emerging Markets Targeted Value Portfolio and Dimensional World ex U.S. Sustainability Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio), DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA Global Bond Portfolio, Dimensional VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio,  DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2026, the DFA Commodity Strategy Portfolio held $308,680,925 in the Subsidiary, representing 23.29% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2026, the total cost of securities for federal income tax purposes was:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$233,022,071	—	—	—
U.S. Large Cap Value Portfolio	14,898,348,923	—	—	—
U.S. Targeted Value Portfolio	12,666,401,913	—	—	—
U.S. Small Cap Value Portfolio	14,305,757,814	—	—	—
U.S. Core Equity 1 Portfolio	11,793,090,454	—	—	—
U.S. Core Equity 2 Portfolio	13,214,765,710	—	—	—
U.S. Vector Equity Portfolio	3,349,266,134	—	—	—
U.S. Small Cap Portfolio	13,002,702,366	—	—	—
U.S. Micro Cap Portfolio	5,069,270,632	—	—	—
DFA Real Estate Securities Portfolio	4,333,403,049	—	—	—
Large Cap International Portfolio	4,803,506,505	—	—	—
International Core Equity 2 Portfolio	24,135,888,386	—	—	—
International Small Company Portfolio	10,382,517,022	—	—	—
Global Small Company Portfolio	101,362,742	—	—	—
Japanese Small Company Portfolio	104,642,687	—	—	—
Asia Pacific Small Company Portfolio	152,608,910	—	—	—
United Kingdom Small Company Portfolio	18,009,542	—	—	—
Continental Small Company Portfolio	10,795,060	—	—	—
DFA International Real Estate Securities Portfolio	3,385,741,615	—	—	—
DFA Global Real Estate Securities Portfolio	6,414,679,898	—	—	—
DFA International Small Cap Value Portfolio	8,543,376,846	—	—	—
International Vector Equity Portfolio	2,287,566,591	—	—	—
World ex U.S. Value Portfolio	397,394,163	—	—	—
World ex U.S. Targeted Value Portfolio	521,653,035	—	—	—
World ex U.S. Core Equity Portfolio	3,087,378,311	—	—	—
Selectively Hedged Global Equity Portfolio	141,573,859	—	—	—
Emerging Markets Portfolio	3,130,164,882	—	—	—
Emerging Markets Small Cap Portfolio	2,127,410,829	—	—	—
Emerging Markets Value Portfolio	8,248,324,668	—	—	—
Emerging Markets Core Equity 2 Portfolio	18,306,066,310	—	—	—

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Equity Portfolio	$1,188,180,250	—	—	—
DFA Commodity Strategy Portfolio	3,079,479,904	—	—	—
DFA One-Year Fixed Income Portfolio	4,506,111,743	—	—	—
DFA Two-Year Global Fixed Income Portfolio	4,693,244,801	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	1,092,371,953	—	—	—
DFA Short-Term Government Portfolio	1,810,027,479	—	—	—
DFA Five-Year Global Fixed Income Portfolio	9,726,459,230	—	—	—
DFA International Government Fixed Income Portfolio	1,197,589,235	—	—	—
DFA Intermediate Government Fixed Income Portfolio	6,373,797,055	—	—	—
DFA Short-Term Extended Quality Portfolio	5,983,278,189	—	—	—
DFA Intermediate-Term Extended Quality Portfolio	1,892,769,376	—	—	—
DFA Targeted Credit Portfolio	861,612,830	—	—	—
DFA Investment Grade Portfolio	13,669,396,323	—	—	—
DFA Inflation-Protected Securities Portfolio	5,516,404,940	—	—	—
DFA Short-Term Municipal Bond Portfolio	1,427,011,384	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	1,256,509,644	—	—	—
DFA Selective State Municipal Bond Portfolio	620,260,368	—	—	—
DFA Short-Term Selective State Municipal Bond Portfolio	195,814,780	—	—	—
DFA California Short-Term Municipal Bond Portfolio	915,996,645	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	415,165,384	—	—	—
DFA NY Municipal Bond Portfolio	194,690,840	—	—	—
Dimensional Retirement Income Fund	56,551,091	—	—	—
Dimensional 2045 Target Date Retirement Income Fund	150,166,335	—	—	—
Dimensional 2050 Target Date Retirement Income Fund	131,573,759	—	—	—
Dimensional 2055 Target Date Retirement Income Fund	99,758,907	—	—	—
Dimensional 2060 Target Date Retirement Income Fund	88,811,476	—	—	—
Dimensional 2065 Target Date Retirement Income Fund	41,429,389	—	—	—
Dimensional 2070 Target Date Retirement Income Fund	865,388	—	—	—
Dimensional 2015 Target Date Retirement Income Fund	18,769,391	—	—	—
Dimensional 2020 Target Date Retirement Income Fund	46,476,500	—	—	—
Dimensional 2025 Target Date Retirement Income Fund	102,539,264	—	—	—
Dimensional 2030 Target Date Retirement Income Fund	145,147,509	—	—	—
Dimensional 2035 Target Date Retirement Income Fund	163,774,569	—	—	—
Dimensional 2040 Target Date Retirement Income Fund	142,035,683	—	—	—

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Short-Duration Real Return Portfolio	$2,321,983,719	—	—	—
DFA Municipal Real Return Portfolio	1,807,243,484	—	—	—
DFA Municipal Bond Portfolio	474,481,496	—	—	—
World Core Equity Portfolio	604,680,785	—	—	—
DFA LTIP Portfolio	649,883,859	—	—	—
U.S. Social Core Equity 2 Portfolio	1,076,982,035	—	—	—
U.S. Sustainability Core 1 Portfolio	3,970,214,763	—	—	—
U.S. Sustainability Targeted Value Portfolio	496,148,081	—	—	—
International Sustainability Core 1 Portfolio	2,666,780,697	—	—	—
International Social Core Equity Portfolio	1,447,580,970	—	—	—
Global Social Core Equity Portfolio	61,416,081	—	—	—
Emerging Markets Social Core Equity Portfolio	1,055,584,701	—	—	—
Dimensional VA U.S. Targeted Value Portfolio	710,697,034	—	—	—
Dimensional VA U.S. Large Value Portfolio	524,722,523	—	—	—
Dimensional VA International Value Portfolio	544,632,088	—	—	—
Dimensional VA International Small Portfolio	382,669,038	—	—	—
Dimensional VA Short-Term Fixed Portfolio	425,774,942	—	—	—
Dimensional VA Global Bond Portfolio	378,261,316	—	—	—
Dimensional VIT Inflation-Protected Securities Portfolio	254,762,772	—	—	—
Dimensional VA Global Moderate Allocation Portfolio	190,295,135	—	—	—
U.S. Large Cap Growth Portfolio	2,776,903,136	—	—	—
U.S. Small Cap Growth Portfolio	1,600,023,717	—	—	—
International Large Cap Growth Portfolio	1,146,762,123	—	—	—
International Small Cap Growth Portfolio	241,312,720	—	—	—
DFA Social Fixed Income Portfolio	802,794,433	—	—	—
DFA Diversified Fixed Income Portfolio	1,787,688,433	—	—	—
U.S. High Relative Profitability Portfolio	3,705,906,099	—	—	—
International High Relative Profitability Portfolio	1,167,708,797	—	—	—
Dimensional VA Equity Allocation Portfolio	225,058,141	—	—	—
DFA MN Municipal Bond Portfolio	27,829,323	—	—	—
DFA California Municipal Real Return Portfolio	380,141,658	—	—	—
DFA Global Core Plus Fixed Income Portfolio	3,156,901,418	—	—	—
Emerging Markets Sustainability Core 1 Portfolio	719,166,111	—	—	—
Emerging Markets Targeted Value Portfolio	223,469,711	—	—	—
DFA Global Sustainability Fixed Income Portfolio	724,806,196	—	—	—
DFA Oregon Municipal Bond Portfolio	101,169,197	—	—	—
DFA Global Core Plus Real Return Portfolio	325,761,035	—	—	—
Emerging Markets ex China Core Equity Portfolio	693,641,812	—	—	—
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	214,874,100	—	—	—
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any,  against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.